Brighthouse Funds Trust II
Schedule of Investments
September 30, 2025

Brighthouse Funds Trust II
Table of Contents

Glossary of Abbreviations	BHFTII-2
Schedule of Investments as of September 30, 2025
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-7
BlackRock Capital Appreciation Portfolio	BHFTII-52
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-56
Brighthouse Asset Allocation 20 Portfolio	BHFTII-59
Brighthouse Asset Allocation 40 Portfolio	BHFTII-62
Brighthouse Asset Allocation 60 Portfolio	BHFTII-65
Brighthouse Asset Allocation 80 Portfolio	BHFTII-68
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-71
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-74
Brighthouse/Wellington Balanced Portfolio	BHFTII-108
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-130
Frontier Mid Cap Growth Portfolio	BHFTII-133
Jennison Growth Portfolio	BHFTII-136
Loomis Sayles Small Cap Core Portfolio	BHFTII-139
Loomis Sayles Small Cap Growth Portfolio	BHFTII-144
MetLife Aggregate Bond Index Portfolio	BHFTII-147
MetLife Mid Cap Stock Index Portfolio	BHFTII-170
MetLife MSCI EAFE Index Portfolio	BHFTII-178
MetLife Russell 2000 Index Portfolio	BHFTII-188
MetLife Stock Index Portfolio	BHFTII-210
MFS® Total Return Portfolio	BHFTII-220
MFS® Value Portfolio	BHFTII-233
Neuberger Berman Genesis Portfolio	BHFTII-237
T. Rowe Price Large Cap Growth Portfolio	BHFTII-240
T. Rowe Price Small Cap Growth Portfolio	BHFTII-246
VanEck Global Natural Resources Portfolio	BHFTII-252
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-255
Western Asset Management U.S. Government Portfolio	BHFTII-277
Notes to the Schedule of Investments	BHFTII-286
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.
MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CNH)	— Chinese Renminbi
(COP)	— Colombian Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(MXN)	— Peso
(PEN)	— Peruvian Nuevo Sol
(TRY)	— Turkish Lira
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(CDO)	— Collateralized Debt Obligation
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia — 1.7%
Rio Tinto PLC	349,661	$23,042,719
Brazil — 4.5%
B3 SA - Brasil Bolsa Balcao	5,552,800	13,980,463
MercadoLibre, Inc. (a)	20,330	47,509,990
		61,490,453
Canada — 4.3%
Constellation Software, Inc.	5,557	15,085,317
Lumine Group, Inc. (a)	426,672	12,582,179
Shopify, Inc. - Class A (a)	109,176	16,224,645
Stella-Jones, Inc.	127,253	7,261,019
TFI International, Inc.	82,948	7,300,044
		58,453,204
China — 10.8%
Kweichow Moutai Co. Ltd. - Class A	42,200	8,561,123
Meituan - Class B (a)	682,870	9,137,438
Midea Group Co. Ltd. - Class A	1,936,000	19,769,709
PDD Holdings, Inc. (ADR) (a)	85,150	11,254,275
Ping An Insurance Group Co. of China Ltd. - Class H (b)	1,355,500	9,224,027
Silergy Corp.	562,000	4,775,025
Tencent Holdings Ltd.	681,700	58,077,971
Tencent Music Entertainment Group (ADR)	1,109,723	25,900,935
		146,700,503
Denmark — 5.2%
Demant AS (a)	342,947	11,888,775
DSV AS	131,971	26,346,830
Novo Nordisk AS - Class B	232,646	12,841,062
Novonesis (Novozymes) - B Shares	308,369	18,901,688
		69,978,355
Finland — 0.9%
Kone OYJ - Class B	186,579	12,729,810
France — 6.1%
Danone SA	321,037	27,970,145
Dassault Systemes SE	397,680	13,377,561
Edenred SE	554,461	13,211,604
LVMH Moet Hennessy Louis Vuitton SE	20,248	12,389,430
Nexans SA	65,604	9,792,731
Sartorius Stedim Biotech	32,311	6,541,509
		83,282,980
Germany — 7.0%
BioNTech SE (ADR) (a) (b)	58,970	5,815,621
Deutsche Boerse AG	108,097	28,969,091
Rational AG	13,356	10,179,013
SAP SE	79,355	21,274,412
Scout24 SE	235,423	29,476,193
		95,714,330
Hong Kong — 1.8%
AIA Group Ltd.	2,600,000	24,921,620
Security Description	Shares	Value
India — 2.6%
HDFC Bank Ltd.	2,145,716	$23,025,342
ICICI Lombard General Insurance Co. Ltd.	579,851	12,332,527
		35,357,869
Ireland — 1.7%
Kingspan Group PLC	273,011	22,985,795
Italy — 5.0%
FinecoBank Banca Fineco SpA	1,140,195	24,699,510
Ryanair Holdings PLC (ADR)	584,238	35,182,812
Technoprobe SpA (a) (b)	761,116	7,500,320
		67,382,642
Japan — 10.8%
Keyence Corp.	38,800	14,446,463
Money Forward, Inc. (a)	304,600	12,368,383
MonotaRO Co. Ltd.	772,700	11,221,810
Nihon M&A Center Holdings, Inc. (b)	2,469,000	12,591,768
Nintendo Co. Ltd.	109,400	9,371,898
Olympus Corp. (b)	725,800	9,195,659
Recruit Holdings Co. Ltd.	200,900	10,779,108
Shimano, Inc.	118,100	13,418,754
SMC Corp.	39,000	11,934,339
Sony Financial Group, Inc. (a)	1,037,700	1,150,778
Sony Group Corp.	1,037,700	29,777,018
Unicharm Corp.	1,679,400	10,950,083
		147,206,061
Kazakhstan — 0.8%
Kaspi.KZ JSC (ADR)	130,532	10,661,854
Netherlands — 6.4%
Adyen NV (a)	12,766	20,487,515
ASML Holding NV	22,981	22,405,610
EXOR NV	124,765	12,250,033
IMCD NV	145,813	15,074,449
Topicus.com, Inc. (a)	159,566	17,112,327
		87,329,934
Panama — 0.8%
Copa Holdings SA - Class A	87,169	10,357,421
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 2.7%
Sea Ltd. (ADR) (a)	133,279	23,820,956
United Overseas Bank Ltd.	496,300	13,314,212
		37,135,168
South Africa — 1.3%
Discovery Ltd.	1,580,022	18,086,999
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—0.3%
Security Description	Shares/ Principal Amount*	Value
South Korea — 4.0%
Coupang, Inc. (a)	549,829	$17,704,494
Samsung Electronics Co. Ltd.	613,799	36,893,234
		54,597,728
Spain — 1.5%
Amadeus IT Group SA	262,974	20,813,557
Sweden — 2.3%
Atlas Copco AB - B Shares	1,149,978	17,352,040
MIPS AB	116,562	4,252,010
Skandinaviska Enskilda Banken AB - Class A	512,103	10,018,677
		31,622,727
Switzerland — 2.2%
Cie Financiere Richemont SA - Class A	76,751	14,726,896
Sandoz Group AG	263,886	15,692,657
		30,419,553
Taiwan — 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,749,000	76,089,114
United Kingdom — 1.8%
B&M European Value Retail SA	1,773,716	6,257,588
Unilever PLC	302,152	17,860,851
		24,118,439
United States — 7.3%
CRH PLC	292,925	35,340,138
Experian PLC	416,485	20,975,124
Monday.com Ltd. (a)	61,705	11,951,641
Roche Holding AG	51,814	17,053,607
Spotify Technology SA (a)	19,503	13,613,094
		98,933,604
Total Common Stocks (Cost $1,015,163,815)		1,349,412,439

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investments—0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $12,102,288; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $12,343,360	12,101,279	12,101,279
Total Short-Term Investments (Cost $12,101,279)		12,101,279

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds — 0.3%
Allspring Government Money Market Fund, Select Class, 4.070% (f)	500,000	$500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (f)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (f)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (f)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (f)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (f)	500,000	500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.060% (f)	200,000	200,000
		3,700,000

Repurchase Agreements — 0.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $111,234	100,000	100,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $27,458; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $28,004	27,455	27,455
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $64,602; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $65,886	64,595	64,595
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $29,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $29,764	29,180	29,180
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $110,013	100,000	100,000
		321,230
Total Securities Lending Reinvestments (Cost $4,021,230)		4,021,230
Total Investments—100.3% (Cost $1,031,286,324)		1,365,534,948
Other assets and liabilities (net)—(0.3)%		(3,934,372)
Net Assets—100.0%		$1,361,600,576

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $14,831,011 and the collateral received consisted of cash in the amount of
$4,021,230 and non-cash collateral with a value of $11,633,199. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	8.1
Broadline Retail	7.8
Software	7.6
Interactive Media & Services	6.4
Banks	5.2
Insurance	4.8
Capital Markets	4.1
Machinery	3.8
Household Durables	3.7
Entertainment	3.6
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,042,719	$—	$23,042,719
Brazil	61,490,453	—	—	61,490,453
Canada	58,453,204	—	—	58,453,204
China	37,155,210	109,545,293	—	146,700,503
Denmark	—	69,978,355	—	69,978,355
Finland	—	12,729,810	—	12,729,810
France	—	83,282,980	—	83,282,980
Germany	5,815,621	89,898,709	—	95,714,330
Hong Kong	—	24,921,620	—	24,921,620
India	—	35,357,869	—	35,357,869
Ireland	—	22,985,795	—	22,985,795
Italy	35,182,812	32,199,830	—	67,382,642
Japan	1,150,778	146,055,283	—	147,206,061
Kazakhstan	10,661,854	—	—	10,661,854
Netherlands	17,112,327	70,217,607	—	87,329,934
Panama	10,357,421	—	—	10,357,421
Russia	—	—	0	0
Singapore	23,820,956	13,314,212	—	37,135,168
South Africa	—	18,086,999	—	18,086,999
South Korea	17,704,494	36,893,234	—	54,597,728
Spain	—	20,813,557	—	20,813,557
Sweden	—	31,622,727	—	31,622,727
Switzerland	—	30,419,553	—	30,419,553
Taiwan	—	76,089,114	—	76,089,114
United Kingdom	—	24,118,439	—	24,118,439
United States	25,564,735	73,368,869	—	98,933,604
Total Common Stocks	304,469,865	1,044,942,574	0	1,349,412,439
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	12,101,279	—	12,101,279
Securities Lending Reinvestments
Short-Term Investment Funds	3,700,000	—	—	3,700,000
Repurchase Agreements	—	321,230	—	321,230
Total Securities Lending Reinvestments	3,700,000	321,230	—	4,021,230
Total Investments	$308,169,865	$1,057,365,083	$0	$1,365,534,948
Collateral for Securities Loaned (Liability)	$—	$(4,021,230)	$—	$(4,021,230)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-6

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—35.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. REMICS
5.756%, SOFR30A + 1.400%, 02/25/55 (a)	8,560,583	$8,621,581
5.756%, SOFR30A + 1.400%, 03/25/55 (a)	17,377,062	17,508,601
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (b)	769,232	122,405
1.461%, 07/25/56 (144A) (a) (c)	856,167	97,532
3.475%, 05/25/57 (a)	157,156	71,440
Government National Mortgage Association REMICS
3.000%, 08/20/50 (c)	1,315,657	223,224
3.000%, 02/20/51 (c)	1,130,578	186,110
3.000%, 05/20/51 (c)	3,881,445	672,295
3.000%, 08/20/51 (c)	817,448	138,758
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	962,327	955,133
		28,597,079
Agency Mortgage-Backed Securities — 34.6%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,483,763	2,236,845
1.500%, 05/01/36	447,693	403,075
1.500%, 08/01/50	791,857	613,046
1.500%, 10/01/50	1,981,555	1,523,508
2.000%, 09/01/35	574,607	531,430
2.000%, 01/01/36	1,172,562	1,087,247
2.000%, 02/01/36	1,446,871	1,342,200
2.000%, 03/01/36	233,212	216,054
2.000%, 05/01/36	1,363,158	1,266,653
2.000%, 06/01/36	930,696	863,937
2.000%, 07/01/36	397,385	368,879
2.000%, 04/01/37	432,018	399,443
2.000%, 02/01/42	362,899	313,642
2.000%, 03/01/42	1,307,100	1,128,565
2.000%, 04/01/42	381,744	329,691
2.000%, 08/01/50	278,582	227,566
2.000%, 09/01/50	389,666	317,340
2.000%, 11/01/50	519,725	425,789
2.000%, 02/01/51	13,699,156	11,139,520
2.000%, 03/01/51	3,132,046	2,544,876
2.000%, 04/01/51	1,559,239	1,280,551
2.000%, 05/01/51	943,374	773,860
2.000%, 07/01/51	3,582,513	2,955,761
2.000%, 09/01/51	1,276,727	1,042,603
2.000%, 10/01/51	3,650,028	2,974,910
2.000%, 12/01/51	2,615,351	2,146,675
2.000%, 01/01/52	13,007,719	10,683,221
2.000%, 02/01/52	1,487,790	1,220,041
2.500%, 04/01/27	4,162	4,107
2.500%, 10/01/28	47,961	47,062
2.500%, 08/01/29	116,178	113,291
2.500%, 12/01/29	59,293	57,520
2.500%, 05/01/30	188,256	182,955
2.500%, 07/01/30	112,888	109,502
2.500%, 08/01/30	438,999	426,149
2.500%, 09/01/30	489,403	474,849
2.500%, 04/01/31	393,891	381,697
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	349,660	$299,812
2.500%, 02/01/51	2,967,269	2,560,778
2.500%, 05/01/51	10,432,810	8,988,501
2.500%, 11/01/51	9,278,163	7,986,609
2.500%, 12/01/51	4,621,692	3,969,920
2.500%, 01/01/52	15,186,757	13,016,273
3.000%, 09/01/27	33,613	33,271
3.000%, 07/01/28	23,159	22,876
3.000%, 01/01/30	120,989	118,929
3.000%, 04/01/30	661,189	647,216
3.000%, 05/01/30	134,379	131,562
3.000%, 06/01/30	4,245	4,156
3.000%, 07/01/30	252,584	247,715
3.000%, 08/01/30	72,700	71,092
3.000%, 09/01/37	41,320	39,000
3.000%, 06/01/38	839,683	791,785
3.000%, 01/01/43	599,501	552,184
3.000%, 03/01/43	1,050,378	967,114
3.000%, 06/01/44	5,405,374	4,971,275
3.000%, 12/01/46	638,093	579,444
3.000%, 02/01/47	455,914	415,134
3.000%, 08/01/50	3,951,256	3,538,450
3.000%, 09/01/50	1,715,452	1,535,202
3.000%, 07/01/51	355,485	319,122
3.000%, 10/01/51	501,030	445,932
3.000%, 02/01/52	261,730	234,733
3.000%, 03/01/52	7,585,668	6,780,749
3.000%, 08/01/52	13,652,041	12,131,124
3.500%, 01/01/34	339,384	332,236
3.500%, 05/01/35	1,213,111	1,180,946
3.500%, 04/01/42	718,161	682,897
3.500%, 05/01/42	22,723	21,534
3.500%, 08/01/42	578,189	548,952
3.500%, 10/01/42	27,282	26,069
3.500%, 06/01/43	112,067	105,777
3.500%, 01/01/44	201,462	190,255
3.500%, 05/01/44	26,222	24,796
3.500%, 06/01/44	91,690	85,515
3.500%, 07/01/44	37,551	35,512
3.500%, 09/01/44	81,972	77,610
3.500%, 09/01/45	58,847	55,311
3.500%, 03/01/46	2,068,574	1,952,290
3.500%, 09/01/46	479,444	449,553
3.500%, 03/01/47	513,030	479,327
3.500%, 10/01/47	501,669	472,839
3.500%, 12/01/47	576,891	543,738
3.500%, 01/01/48	2,974,568	2,792,618
3.500%, 06/01/48	809,121	757,979
3.500%, 08/01/50	247,061	228,615
4.000%, 08/01/40	76,197	74,292
4.000%, 09/01/40	88,512	86,736
4.000%, 10/01/40	51,583	50,612
4.000%, 11/01/40	156,758	153,399
4.000%, 04/01/41	4,224	4,129
4.000%, 10/01/41	149,191	145,275
BHFTII-7

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 09/01/43	144,298	$140,450
4.000%, 04/01/44	295,617	283,958
4.000%, 07/01/44	57,279	55,776
4.000%, 01/01/45	200,505	195,010
4.000%, 02/01/45	74,479	72,400
4.000%, 09/01/45	381,121	370,757
4.000%, 12/01/45	2,546,557	2,453,490
4.000%, 07/01/47	973,966	937,117
4.000%, 04/01/48	2,001,089	1,910,829
4.000%, 06/01/48	903,312	870,166
4.000%, 05/01/49	93,427	89,785
4.000%, 03/01/50	1,898,571	1,824,373
4.000%, 06/01/50	1,057,333	1,011,312
4.000%, 07/01/50	771,026	740,526
4.000%, 06/01/52	320,475	307,806
4.500%, 02/01/39	292,457	295,315
4.500%, 08/01/39	211,364	211,189
4.500%, 12/01/39	67,190	67,537
4.500%, 07/01/40	24,651	24,725
4.500%, 05/01/41	312,301	311,895
4.500%, 05/01/42	355,870	358,032
4.500%, 10/01/43	72,228	71,614
4.500%, 12/01/43	398,808	398,767
4.500%, 04/01/47	725,583	719,952
4.500%, 05/01/47	270,753	268,420
4.500%, 07/01/47	584,388	578,998
4.500%, 02/01/49	905,934	894,876
4.500%, 04/01/49	438,705	433,606
4.500%, 07/01/52	1,424,044	1,387,486
4.500%, 08/01/52	407,875	397,284
5.000%, 10/01/41	187,026	191,763
5.000%, 11/01/41	1,254,370	1,287,655
5.000%, 06/01/52	24,559	24,661
5.000%, 07/01/52	417,348	420,287
5.000%, 08/01/52	935,680	937,524
5.000%, 09/01/52	37,605	37,668
5.000%, 10/01/52	109,330	109,429
5.000%, 11/01/52	739,346	741,038
5.000%, 12/01/52	3,351,012	3,358,681
5.000%, 01/01/53	999,839	1,002,127
5.000%, 02/01/53	280,644	281,286
5.500%, 02/01/35	39,822	40,888
5.500%, 09/01/39	58,921	60,936
5.500%, 01/01/40	39,042	39,710
5.500%, 06/01/41	629,258	654,240
5.500%, 01/01/53	865,744	881,337
5.500%, 03/01/53	1,182,788	1,204,231
5.500%, 04/01/53	227,481	230,279
5.500%, 05/01/53	3,421,476	3,483,505
5.500%, 06/01/53	577,363	585,833
5.500%, 07/01/53	4,170,209	4,234,476
5.500%, 08/01/53	587,702	595,550
5.500%, 09/01/53	1,473,336	1,496,042
5.500%, 12/01/54	3,225,493	3,276,209
6.000%, 11/01/52	52,732	54,378
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 01/01/53	977,265	$1,002,408
6.000%, 02/01/53	559,427	573,619
6.000%, 03/01/53	331,278	339,881
6.000%, 04/01/53	514,965	530,587
6.000%, 05/01/53	2,047,999	2,109,923
6.000%, 06/01/53	1,216,895	1,254,795
6.000%, 02/01/55	1,177,749	1,209,383
6.000%, 04/01/55	1,189,073	1,221,438
6.000%, 05/01/55	2,496,393	2,564,339
6.500%, 09/01/53	122,137	126,781
6.500%, 11/01/53	443,494	462,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.918%, 05/25/29 (a) (c)	5,837,693	119,332
5.028%, 10/25/31	341,000	351,228
Federal National Mortgage Association
1.500%, 12/01/35	127,239	114,484
1.500%, 03/01/36	274,625	247,767
1.500%, 05/01/36	453,189	408,858
1.500%, 06/01/36	1,586,378	1,428,292
1.500%, 12/01/36	748,316	671,545
1.500%, 02/01/37	462,995	417,696
1.500%, 11/01/41 (d)	16,168,788	13,630,543
1.500%, 12/01/41	8,278,907	6,855,552
1.500%, 10/01/50	2,055,215	1,580,163
1.500%, 11/01/50	1,790,569	1,377,354
1.500%, 03/01/51	2,420,339	1,860,798
2.000%, 10/01/31	49,680	47,403
2.000%, 11/01/31	655,476	624,973
2.000%, 12/01/31	73,218	69,821
2.000%, 03/01/32	482,792	459,490
2.000%, 06/01/35	574,797	536,529
2.000%, 09/01/35	197,834	182,925
2.000%, 02/01/36	206,824	191,230
2.000%, 03/01/36	349,734	323,364
2.000%, 04/01/36	464,461	431,589
2.000%, 05/01/36	326,392	303,284
2.000%, 07/01/36	523,730	484,238
2.000%, 09/01/36	693,055	639,172
2.000%, 11/01/36	244,463	226,922
2.000%, 01/01/37	235,962	219,033
2.000%, 02/01/37	893,951	826,955
2.000%, 03/01/37	2,276,496	2,102,334
2.000%, 04/01/37	732,908	678,966
2.000%, 10/01/40	268,278	235,002
2.000%, 12/01/40	1,183,840	1,025,378
2.000%, 12/01/41	1,146,493	991,599
2.000%, 02/01/42	586,012	506,471
2.000%, 03/01/42	5,678,984	4,904,618
2.000%, 04/01/42	897,129	774,800
2.000%, 08/01/42	3,587,393	3,104,943
2.000%, 08/01/50	660,243	537,387
2.000%, 09/01/50	1,405,398	1,144,040
2.000%, 10/01/50	1,788,903	1,456,145
2.000%, 11/01/50	309,682	251,850
BHFTII-8

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 12/01/50	1,862,519	$1,526,574
2.000%, 01/01/51	12,169,580	9,900,816
2.000%, 02/01/51	1,487,391	1,208,856
2.000%, 03/01/51	1,456,923	1,194,356
2.000%, 04/01/51	2,134,926	1,750,269
2.000%, 08/01/51	3,146,822	2,566,355
2.000%, 11/01/51	6,742,879	5,505,713
2.000%, 12/01/51	4,304,785	3,523,003
2.000%, 01/01/52	1,887,850	1,562,616
2.000%, 02/01/52	7,122,301	5,816,950
2.000%, 03/01/52	3,276,947	2,682,897
2.000%, 04/01/52	10,727,471	8,810,883
2.500%, 09/01/27	20,566	20,278
2.500%, 02/01/28	3,607	3,548
2.500%, 04/01/28	8,225	8,086
2.500%, 08/01/28	27,629	27,110
2.500%, 01/01/30	215,758	209,260
2.500%, 02/01/30	18,134	17,712
2.500%, 03/01/30	40,952	39,776
2.500%, 07/01/30	125,502	121,644
2.500%, 08/01/30	433,148	420,396
2.500%, 09/01/30	304,485	295,016
2.500%, 11/01/30	550,452	533,242
2.500%, 03/01/31	16,179	15,907
2.500%, 06/01/31	175,733	169,703
2.500%, 07/01/31	92,906	89,742
2.500%, 08/01/31	13,656	13,187
2.500%, 10/01/31	865,201	835,172
2.500%, 11/01/31	533,496	514,710
2.500%, 02/01/32	26,259	25,336
2.500%, 03/01/32	103,338	99,396
2.500%, 08/01/32	609,802	588,416
2.500%, 02/01/33	998,693	968,659
2.500%, 07/01/50	7,417,252	6,374,326
2.500%, 08/01/50	4,691,394	4,031,659
2.500%, 11/01/50	1,832,706	1,584,397
2.500%, 09/01/51	4,748,134	4,065,478
2.500%, 11/01/51	7,360,840	6,266,581
2.500%, 01/01/52	15,100,458	12,972,062
2.500%, 02/01/52	2,854,038	2,458,920
3.000%, 04/01/28	20,470	20,174
3.000%, 05/01/28	25,042	24,677
3.000%, 10/01/28	54,278	53,495
3.000%, 11/01/28	339,614	334,482
3.000%, 12/01/28	78,652	77,271
3.000%, 01/01/29	49,927	49,084
3.000%, 04/01/29	181,636	177,247
3.000%, 05/01/29	285,329	278,952
3.000%, 08/01/29	278,382	272,255
3.000%, 10/01/29	73,469	72,195
3.000%, 03/01/30	185,138	181,804
3.000%, 04/01/30	150,035	147,346
3.000%, 05/01/30	239,069	234,649
3.000%, 07/01/30	192,111	187,935
3.000%, 08/01/30	779,222	763,375
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 09/01/30	213,766	$209,510
3.000%, 08/01/31	711,821	694,845
3.000%, 09/01/31	103,846	101,698
3.000%, 03/01/32	197,275	192,066
3.000%, 10/01/36	33,484	31,575
3.000%, 11/01/36	350,976	333,320
3.000%, 12/01/36	579,920	552,322
3.000%, 03/01/43	3,444,641	3,159,004
3.000%, 04/01/43	2,017,159	1,853,666
3.000%, 05/01/43	1,028,593	945,297
3.000%, 06/01/43	29,947	27,454
3.000%, 06/01/46	21,491	19,475
3.000%, 08/01/46	25,890	23,597
3.000%, 11/01/46	1,168,984	1,060,036
3.000%, 02/01/47	298,477	270,658
3.000%, 03/01/47	1,201,709	1,088,014
3.000%, 03/01/50	418,073	377,227
3.000%, 08/01/50	1,666,670	1,490,953
3.000%, 11/01/51	2,060,403	1,838,997
3.000%, 12/01/51	881,337	786,480
3.000%, 04/01/52	296,305	264,794
3.000%, 05/01/52	472,451	419,515
3.500%, 08/01/28	42,491	42,004
3.500%, 10/01/28	427,452	421,822
3.500%, 11/01/28	403,230	398,115
3.500%, 02/01/29	544,121	538,186
3.500%, 04/01/29	109,098	107,711
3.500%, 05/01/29	365,614	361,641
3.500%, 07/01/29	196,092	193,683
3.500%, 09/01/29	42,712	42,155
3.500%, 08/01/30	125,048	123,796
3.500%, 11/01/32	64,745	63,907
3.500%, 01/01/33	37,585	37,073
3.500%, 01/01/42	176,503	168,015
3.500%, 04/01/42	114,774	108,739
3.500%, 05/01/42	12,015	11,401
3.500%, 06/01/42	29,280	27,740
3.500%, 07/01/42	43,255	40,822
3.500%, 02/01/45	1,207,169	1,141,492
3.500%, 05/01/47	543,495	509,128
3.500%, 11/01/47	385,123	359,152
3.500%, 12/01/47	387,306	360,667
3.500%, 01/01/48	1,118,045	1,046,869
3.500%, 02/01/48	175,737	163,532
3.500%, 03/01/48	973,900	905,611
3.500%, 04/01/48	641,984	604,670
3.500%, 06/01/49	6,582,237	6,145,409
3.500%, 01/01/51	6,582,769	6,081,177
4.000%, 08/01/33	233,307	229,659
4.000%, 10/01/33	1,470,864	1,469,106
4.000%, 01/01/41	69,462	67,388
4.000%, 01/01/42	327,947	318,957
4.000%, 02/01/42	668,411	650,085
4.000%, 05/01/42	96,226	93,538
4.000%, 11/01/46	112,176	107,850
BHFTII-9

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 06/01/47	392,774	$379,066
4.000%, 08/01/47	260,303	250,261
4.000%, 09/01/47	22,013	21,160
4.000%, 10/01/47	174,144	167,383
4.000%, 01/01/48	173,594	166,834
4.000%, 04/01/48	39,270	37,735
4.000%, 05/01/48	47,221	45,373
4.000%, 06/01/48	32,683	31,404
4.000%, 07/01/48	32,339	31,073
4.000%, 08/01/48	520,179	500,139
4.000%, 09/01/48	213,602	204,379
4.000%, 10/01/48	93,399	89,664
4.000%, 09/01/49	876,507	837,003
4.000%, 03/01/50	362,640	345,721
4.000%, 04/01/50	189,653	180,452
4.000%, 05/01/50	350,915	336,333
4.000%, 06/01/50	477,118	454,871
4.000%, 11/01/50	40,582	38,615
4.000%, 01/01/51	2,578,536	2,475,331
4.000%, 03/01/51	2,066,314	1,977,795
4.000%, 04/01/52	437,792	418,281
4.000%, 05/01/52	2,748,662	2,639,145
4.500%, 06/01/26	3,478	3,473
4.500%, 08/01/39	306,593	308,831
4.500%, 11/01/39	274,730	276,070
4.500%, 01/01/40	10,976	11,030
4.500%, 04/01/40	20,640	20,696
4.500%, 05/01/40	51,081	51,251
4.500%, 06/01/40	54,306	54,387
4.500%, 07/01/40	104,939	105,321
4.500%, 11/01/40	221,893	222,041
4.500%, 07/01/41	46,594	46,611
4.500%, 09/01/41	203,538	203,673
4.500%, 10/01/41	57,764	57,766
4.500%, 01/01/42	43,289	43,340
4.500%, 08/01/42	272,522	272,703
4.500%, 09/01/43	217,453	213,500
4.500%, 10/01/43	440,225	432,788
4.500%, 11/01/43	1,002,870	993,565
4.500%, 12/01/43	484,736	483,513
4.500%, 01/01/44	246,755	245,266
4.500%, 06/01/44	1,455,731	1,448,460
4.500%, 07/01/45	435,588	433,129
4.500%, 09/01/45	207,431	206,625
4.500%, 11/01/45	793,172	788,263
4.500%, 12/01/45	283,234	282,053
4.500%, 07/01/46	1,346,414	1,342,766
4.500%, 09/01/46	229,181	228,601
4.500%, 09/01/47	26,237	25,948
4.500%, 10/01/47	177,848	175,356
4.500%, 11/01/47	895,497	884,383
4.500%, 12/01/47	34,973	34,545
4.500%, 01/01/48	827,225	816,956
4.500%, 02/01/48	41,625	41,116
4.500%, 03/01/48	85,085	84,039
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 04/01/48	461,823	$459,259
4.500%, 05/01/48	4,130,861	4,086,080
4.500%, 07/01/48	69,509	68,694
4.500%, 08/01/48	863,790	855,216
4.500%, 11/01/48	520,376	513,701
4.500%, 02/01/49	4,538,826	4,513,627
4.500%, 05/01/49	4,216,283	4,192,874
4.500%, 07/01/52	221,595	215,980
5.000%, 11/01/32	1,175	1,194
5.000%, 09/01/35	49,832	50,413
5.000%, 06/01/39	2,150,368	2,178,353
5.000%, 04/01/41	4,666	4,669
5.000%, 07/01/41	79,685	81,607
5.000%, 08/01/41	56,933	58,306
5.000%, 01/01/42	39,967	40,915
5.000%, 07/01/52	871,638	876,827
5.000%, 12/01/52	380,647	379,338
5.000%, 01/01/53	3,146,500	3,132,642
5.500%, 11/01/32	236,899	240,014
5.500%, 12/01/32	37,448	38,780
5.500%, 01/01/33	140,487	143,861
5.500%, 12/01/33	52,135	53,370
5.500%, 05/01/34	461,728	474,029
5.500%, 08/01/37	489,174	501,952
5.500%, 02/01/38	117,088	121,373
5.500%, 03/01/38	53,655	55,720
5.500%, 06/01/38	38,372	39,402
5.500%, 12/01/38	42,001	42,771
5.500%, 01/01/39	109,959	113,967
5.500%, 08/01/39	49,269	50,822
5.500%, 12/01/39	146,532	151,756
5.500%, 04/01/40	9,039	9,337
5.500%, 04/01/41	86,303	89,093
5.500%, 01/01/53	804,781	817,833
5.500%, 02/01/53	267,507	271,976
5.500%, 05/01/53	5,120,276	5,209,553
5.500%, 06/01/53	1,206,481	1,228,354
5.500%, 08/01/53	3,155,717	3,204,351
5.500%, 03/01/54	1,731,426	1,758,107
5.810%, 06/01/31	796,000	827,967
6.000%, 02/01/34	53,644	55,859
6.000%, 08/01/34	40,410	42,027
6.000%, 04/01/35	627,511	650,722
6.000%, 06/01/36	82,043	86,191
6.000%, 02/01/38	125,396	132,144
6.000%, 03/01/38	55,353	58,332
6.000%, 05/01/38	144,751	152,540
6.000%, 10/01/38	173,810	183,031
6.000%, 12/01/38	58,706	61,864
6.000%, 04/01/40	553,937	583,746
6.000%, 09/01/40	64,995	68,494
6.000%, 06/01/41	143,577	151,303
6.000%, 11/01/52	59,380	61,068
6.000%, 01/01/53	1,337,548	1,372,065
6.000%, 04/01/53	347,531	358,367
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 05/01/53	1,793,061	$1,848,989
6.000%, 06/01/53	340,237	349,100
6.000%, 07/01/53	1,932,958	1,993,299
6.000%, 08/01/53	3,858,328	3,960,093
6.000%, 08/01/55	1,016,966	1,042,756
6.500%, 05/01/40	795,680	842,572
6.500%, 05/01/53	258,179	268,376
6.500%, 08/01/53	1,831,171	1,906,147
6.500%, 09/01/53	419,400	437,119
6.500%, 10/01/53	1,165,173	1,214,411
6.500%, 02/01/54	2,552,387	2,657,233
6.500%, 06/01/54	2,944,886	3,044,231
6.500%, 08/01/54	2,024,234	2,094,830
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	24,072,293	59,904
4.379%, 08/25/50 (144A) (a)	304,000	298,095
Government National Mortgage Association
2.000%, 08/20/50	5,904,317	4,888,721
2.000%, 11/20/50	755,959	625,220
2.000%, 01/20/51	8,792,587	7,271,944
2.000%, 02/20/51	658,762	545,443
2.500%, 04/20/51	5,070,675	4,369,122
2.500%, 10/20/51	3,011,361	2,594,679
2.500%, 12/20/51	2,057,225	1,771,927
2.500%, 05/20/52	4,225,966	3,639,902
2.500%, 06/20/52	3,268,094	2,817,650
2.500%, 07/20/52	2,191,025	1,889,319
2.500%, 12/20/52	368,450	317,801
2.500%, 01/20/53	1,536,591	1,325,289
3.000%, 12/20/44	30,812	27,809
3.000%, 02/15/45	360,670	331,028
3.000%, 09/20/47	625,023	565,968
3.000%, 03/20/49	15,380	13,930
3.000%, 05/20/50	247,859	221,588
3.000%, 01/20/51 (d)	17,437,887	15,617,379
3.500%, 01/15/42	98,017	91,843
3.500%, 02/15/42	41,052	38,517
3.500%, 04/15/42	126,797	118,882
3.500%, 05/15/42	116,785	109,574
3.500%, 08/15/42	134,542	126,109
3.500%, 11/15/42	50,237	46,963
3.500%, 12/15/42	420,464	394,147
3.500%, 01/15/43	110,164	103,328
3.500%, 02/15/43	236,692	221,303
3.500%, 03/15/43	196,442	183,638
3.500%, 04/15/43	581,387	543,768
3.500%, 04/20/43	571,371	540,663
3.500%, 05/15/43	799,217	747,191
3.500%, 05/20/43	312,681	295,876
3.500%, 06/15/43	251,032	234,800
3.500%, 07/15/43	601,490	563,842
3.500%, 07/20/43	24,278	22,958
3.500%, 02/20/44	610,206	574,258
3.500%, 03/20/45	21,862	20,408
3.500%, 04/20/45	32,629	30,472
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 05/20/45	133,257	$124,280
3.500%, 07/20/45	23,932	22,303
3.500%, 08/20/45	32,451	30,238
3.500%, 10/20/45	61,373	57,175
3.500%, 11/20/45	22,821	21,258
3.500%, 12/20/45	340,165	316,423
3.500%, 01/20/46	68,740	64,018
3.500%, 05/20/46	281,882	262,429
3.500%, 09/20/46	107,450	99,946
3.500%, 10/20/46	697,938	643,405
3.500%, 03/20/48	26,047	24,179
3.500%, 04/20/48	10,670	9,892
3.500%, 05/20/52	7,519,604	6,917,221
4.000%, 04/20/39	11,056	10,748
4.000%, 07/20/39	85,145	82,930
4.000%, 09/20/40	22,055	21,347
4.000%, 10/20/40	254,538	246,368
4.000%, 11/20/40	142,905	140,433
4.000%, 12/20/40	545,716	528,198
4.000%, 01/20/41	486,041	470,438
4.000%, 02/20/41	8,554	8,279
4.000%, 03/15/41	207,990	200,895
4.000%, 12/15/41	19,792	19,080
4.000%, 07/20/43	52,941	51,094
4.000%, 08/20/44	201,156	192,540
4.000%, 10/20/46	29,258	27,649
4.000%, 05/20/47	130,818	125,159
4.000%, 06/20/47	334,692	320,212
4.000%, 11/20/47	382,499	365,951
4.000%, 12/20/47	189,233	181,046
4.000%, 05/20/50	378,168	360,410
4.000%, 12/20/52	4,143,772	3,927,150
4.500%, 12/20/39	19,662	19,778
4.500%, 01/20/40	23,829	23,970
4.500%, 02/20/40	19,652	19,768
4.500%, 05/20/40	1,230	1,238
4.500%, 02/15/42	2,455,434	2,434,584
4.500%, 03/15/47	60,603	59,679
4.500%, 04/15/47	126,203	124,311
4.500%, 05/15/47	47,907	47,371
4.500%, 09/20/48	193,950	190,385
4.500%, 03/20/49	772,060	764,682
4.500%, 04/20/49	168,680	167,076
4.500%, 05/20/49	644,780	634,383
4.500%, 04/20/50	18,688	18,396
5.000%, 10/20/33	194,413	196,158
5.000%, 12/15/38	75,770	77,629
5.000%, 07/15/39	129,532	132,833
5.000%, 10/15/39	97,313	98,920
5.000%, 10/20/39	71,005	73,104
5.000%, 09/15/40	5,649	5,741
5.000%, 12/15/40	256,903	263,402
5.000%, 07/20/42	101,168	103,412
5.500%, 04/15/33	6,245	6,400
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association, TBA
2.000%, TBA (e)	10,132,000	$8,372,977
2.500%, TBA (e)	4,617,000	3,974,208
3.000%, TBA (e)	636,000	567,678
3.500%, TBA (e)	459,000	418,432
4.000%, TBA (e)	2,990,000	2,810,896
4.500%, TBA (e)	7,638,000	7,405,818
5.000%, TBA (e)	14,499,000	14,411,984
5.500%, TBA (e)	18,642,000	18,780,739
6.000%, TBA (e)	11,930,000	12,132,972
6.500%, TBA (e)	5,350,000	5,494,148
Uniform Mortgage-Backed Security, TBA
3.500%, TBA (e)	107,238,000	97,878,786
5.000%, TBA (e)	36,302,000	35,999,138
5.500%, TBA (e)	74,141,725	74,752,502
6.000%, TBA (e)	63,719,241	65,094,791
6.500%, TBA (e)	8,763,000	9,055,541
		890,125,875
Total Agency Sponsored Mortgage-Backed Securities (Cost $961,910,750)		918,722,954

Corporate Bonds & Notes—28.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A)	100,000	103,365
7.875%, 04/01/30 (144A)	100,000	105,003
		208,368
Aerospace/Defense — 0.3%
Boeing Co.
7.008%, 05/01/64	992,000	1,148,392
Bombardier, Inc.
8.750%, 11/15/30 (144A)	200,000	215,678
Embraer Netherlands Finance BV
5.980%, 02/11/35 (f)	1,067,000	1,131,959
Figeac Aero S.A.
7.793%, 07/23/30 (EUR) (g) (h)	980,000	1,147,693
L3Harris Technologies, Inc.
5.250%, 06/01/31	294,000	306,053
Northrop Grumman Corp.
4.030%, 10/15/47	200,000	162,958
4.950%, 03/15/53	2,594,000	2,380,990
TransDigm, Inc.
6.375%, 05/31/33 (144A)	300,000	303,373
6.750%, 08/15/28 (144A)	100,000	101,906
7.125%, 12/01/31 (144A)	200,000	208,618
		7,107,620
Agriculture — 0.6%
Altria Group, Inc.
3.400%, 02/04/41	1,863,000	1,444,024
3.875%, 09/16/46	581,000	445,349
4.250%, 08/09/42	968,000	814,475
4.450%, 05/06/50	907,000	735,313
Security Description	Principal Amount*	Value

Agriculture—(Continued)
Altria Group, Inc.
5.250%, 08/06/35	710,000	$717,821
6.200%, 02/14/59	149,000	154,721
BAT Capital Corp.
3.734%, 09/25/40	343,000	276,659
4.540%, 08/15/47	650,000	545,051
4.625%, 03/22/33	1,150,000	1,138,007
4.758%, 09/06/49	2,749,000	2,339,468
5.650%, 03/16/52	1,652,000	1,580,490
7.079%, 08/02/43	3,124,000	3,535,377
7.081%, 08/02/53	1,355,000	1,553,101
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A)	100,000	100,956
Reynolds American, Inc.
5.850%, 08/15/45	264,000	261,617
		15,642,429
Airlines — 0.1%
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	3,148	3,129
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	175,000	177,176
American Airlines, Inc.
7.250%, 02/15/28 (144A) (f)	100,000	102,446
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	100,000	100,383
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	755,500	754,556
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (f)	200,000	202,854
JetBlue Pass-Through Trust
2.750%, 11/15/33	89,274	79,073
Latam Airlines Group SA
7.625%, 01/07/31 (144A)	979,000	1,013,692
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	139,871	130,243
3.650%, 08/15/31	368,587	335,952
4.100%, 10/01/29	12,270	11,642
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	283,130	278,676
		3,189,822
Apparel — 0.0%
William Carter Co.
5.625%, 03/15/27 (144A)	21,000	21,013
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A) (f)	100,000	92,389
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A) (f)	217,000	212,455
Ford Motor Credit Co. LLC
4.542%, 08/01/26 (f)	200,000	199,829
5.125%, 11/05/26	376,000	377,246
6.950%, 03/06/26	200,000	201,593
6.950%, 06/10/26	224,000	226,912
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
6.150%, 07/15/35	1,050,000	$1,098,091
Nissan Motor Acceptance Co. LLC
5.625%, 09/29/28 (144A)	130,000	130,084
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	200,000	196,180
7.500%, 07/17/30 (144A)	200,000	209,899
		2,944,678
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
7.000%, 04/15/28 (144A) (f)	100,000	102,475
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 (f)	200,000	190,056
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, 05/15/28 (144A)	100,000	102,209
Goodyear Tire & Rubber Co.
5.625%, 04/30/33 (f)	100,000	93,042
Tenneco, Inc.
8.000%, 11/17/28 (144A)	610,000	611,113
		1,098,895
Banks — 5.6%
Akbank TAS
9.369%, 5Y H15 + 5.270%, 03/14/29 (a)	946,000	988,935
Banco Espirito Santo SA
4.000%, 07/22/49 (EUR) (i)	200,000	51,658
Bank of America Corp.
1.734%, SOFR + 0.960%, 07/22/27 (a)	131,000	128,384
1.922%, SOFR + 1.370%, 10/24/31 (a)	680,000	603,956
2.087%, SOFR + 1.060%, 06/14/29 (a)	126,000	119,351
2.299%, SOFR + 1.220%, 07/21/32 (a)	908,000	805,398
2.592%, SOFR + 2.150%, 04/29/31 (a)	1,115,000	1,033,256
2.972%, SOFR + 1.330%, 02/04/33 (a)	2,653,000	2,415,919
3.419%, 3M TSFR + 1.302%, 12/20/28 (a)	2,702,000	2,660,776
3.593%, 3M TSFR + 1.632%, 07/21/28 (a)	3,885,000	3,849,384
4.571%, SOFR + 1.830%, 04/27/33 (a)	3,787,000	3,786,217
4.875%, 04/01/44 (f)	487,000	467,041
5.202%, SOFR + 1.630%, 04/25/29 (a)	377,000	386,449
5.288%, SOFR + 1.910%, 04/25/34 (a)	697,000	721,130
5.464%, SOFR + 1.640%, 05/09/36 (a) (f)	1,520,000	1,584,667
5.819%, SOFR + 1.570%, 09/15/29 (a)	517,000	540,624
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (a)	649,000	603,295
2.976%, SOFR + 1.422%, 11/05/30 (a)	2,219,000	2,100,598
3.057%, SOFR + 1.351%, 01/25/33 (a)	804,000	731,946
3.785%, SOFR + 1.939%, 03/17/33 (a)	3,066,000	2,912,648
4.503%, SOFR + 1.171%, 09/11/31 (a)	1,310,000	1,310,708
4.542%, SOFR + 1.338%, 09/19/30 (a)	1,120,000	1,125,212
4.643%, SOFR + 1.143%, 05/07/28 (a)	2,110,000	2,124,593
4.786%, SOFR + 0.870%, 03/04/29 (a)	2,800,000	2,836,065
5.174%, SOFR + 1.364%, 02/13/30 (a)	125,000	128,227
5.174%, SOFR + 1.488%, 09/11/36 (a)	390,000	393,958
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (a)	2,002,000	1,952,590
1.948%, SOFR + 0.913%, 10/21/27 (a)	994,000	970,605
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
1.992%, SOFR + 1.090%, 01/27/32 (a)	599,000	$528,576
2.600%, 02/07/30	557,000	521,730
2.615%, SOFR + 1.281%, 04/22/32 (a)	703,000	637,775
2.640%, SOFR + 1.114%, 02/24/28 (a)	136,000	133,140
2.650%, SOFR + 1.264%, 10/21/32 (a)	4,250,000	3,822,152
3.102%, SOFR + 1.410%, 02/24/33 (a)	1,189,000	1,090,764
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	2,264,000	2,266,642
4.482%, SOFR + 1.725%, 08/23/28 (a)	1,353,000	1,361,465
4.692%, SOFR + 1.135%, 10/23/30 (a)	1,244,000	1,259,854
4.937%, SOFR + 1.319%, 04/23/28 (a)	2,451,000	2,479,693
5.049%, SOFR + 1.210%, 07/23/30 (a)	487,000	499,206
5.207%, SOFR + 1.078%, 01/28/31 (a)	1,916,000	1,977,854
5.218%, SOFR + 1.580%, 04/23/31 (a)	2,566,000	2,653,515
5.330%, SOFR + 1.550%, 07/23/35 (a)	638,000	656,785
5.536%, SOFR + 1.380%, 01/28/36 (a)	496,000	517,747
5.727%, SOFR + 1.265%, 04/25/30 (a)	522,000	546,138
6.484%, SOFR + 1.770%, 10/24/29 (a)	117,000	124,509
JPMorgan Chase & Co.
2.069%, SOFR + 1.015%, 06/01/29 (a)	5,428,000	5,150,520
4.505%, SOFR + 0.860%, 10/22/28 (a)	6,099,000	6,151,110
4.915%, SOFR + 0.800%, 01/24/29 (a)	481,000	489,672
4.979%, SOFR + 0.930%, 07/22/28 (a)	2,302,000	2,337,070
4.995%, SOFR + 1.125%, 07/22/30 (a)	8,597,000	8,818,316
5.012%, SOFR + 1.310%, 01/23/30 (a)	3,654,000	3,743,343
5.140%, SOFR + 1.010%, 01/24/31 (a)	6,644,000	6,861,464
5.294%, SOFR + 1.460%, 07/22/35 (a)	301,000	310,895
5.502%, SOFR + 1.315%, 01/24/36 (a)	3,923,000	4,104,279
5.571%, SOFR + 0.930%, 04/22/28 (a)	1,474,000	1,506,194
5.572%, SOFR + 1.680%, 04/22/36 (a) (f)	4,037,000	4,255,098
5.576%, SOFR + 1.635%, 07/23/36 (a)	845,000	875,996
6.070%, SOFR + 1.330%, 10/22/27 (a)	185,000	188,679
KeyBank NA
5.000%, 01/26/33	1,660,000	1,670,695
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (a)	528,000	519,665
2.239%, SOFR + 1.178%, 07/21/32 (a)	3,018,000	2,665,480
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,001,000	979,749
2.943%, SOFR + 1.290%, 01/21/33 (a)	2,562,000	2,329,252
3.772%, 3M TSFR + 1.402%, 01/24/29 (a)	4,311,000	4,273,632
4.994%, SOFR + 1.380%, 04/12/29 (a)	3,833,000	3,909,559
5.042%, SOFR + 1.215%, 07/19/30 (a)	5,547,000	5,684,906
5.173%, SOFR + 1.450%, 01/16/30 (a)	2,450,000	2,518,047
5.230%, SOFR + 1.108%, 01/15/31 (a)	5,237,000	5,405,368
5.250%, SOFR + 1.870%, 04/21/34 (a)	1,156,000	1,192,095
6.407%, SOFR + 1.830%, 11/01/29 (a)	731,000	776,955
Wells Fargo & Co.
3.068%, SOFR + 2.530%, 04/30/41 (a)	459,000	356,316
3.350%, SOFR + 1.500%, 03/02/33 (a)	2,157,000	2,007,897
4.611%, SOFR + 2.130%, 04/25/53 (a) (f)	216,000	189,761
4.897%, SOFR + 2.100%, 07/25/33 (a)	6,000	6,096
5.198%, SOFR + 1.500%, 01/23/30 (a)	2,585,000	2,662,287
5.389%, SOFR + 2.020%, 04/24/34 (a)	1,362,000	1,415,201
5.499%, SOFR + 1.780%, 01/23/35 (a)	344,000	358,823
5.707%, SOFR + 1.070%, 04/22/28 (a)	2,219,000	2,270,558
		144,396,113
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375%, 04/30/29 (144A)	100,000	$96,990
Biotechnology — 0.0%
Amgen, Inc.
3.000%, 01/15/52	390,000	256,241
4.400%, 02/22/62	401,000	320,996
5.750%, 03/02/63	264,000	263,373
		840,610
Building Materials — 0.1%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	100,000	103,011
Camelot Return Merger Sub, Inc.
8.750%, 08/01/28 (144A)	100,000	96,751
Cemex SAB de CV
7.200%, 5Y H15 + 3.520%, 06/10/30 (144A) (a)	949,000	992,179
Cornerstone Building Brands, Inc.
9.500%, 08/15/29 (144A)	100,000	97,164
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625%, 12/15/30 (144A)	100,000	102,795
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	100,000	103,584
6.750%, 03/01/33 (144A)	100,000	103,969
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A) (f)	200,000	211,189
Standard Industries, Inc.
4.375%, 07/15/30 (144A)	200,000	191,756
		2,002,398
Chemicals — 0.2%
Celanese U.S. Holdings LLC
6.750%, 04/15/33 (f)	300,000	298,734
Chemours Co.
4.625%, 11/15/29 (144A)	100,000	90,346
FMC Corp.
8.450%, 5Y H15 + 4.366%, 11/01/55 (a)	100,000	105,538
INEOS Finance PLC
7.500%, 04/15/29 (144A) (f)	200,000	194,579
Methanex Corp.
5.125%, 10/15/27	100,000	100,116
NOVA Chemicals Corp.
9.000%, 02/15/30 (144A)	200,000	214,429
OCP SA
6.750%, 05/02/34	932,000	1,012,987
6.750%, 05/02/34 (144A) (f)	200,000	217,416
Olin Corp.
6.625%, 04/01/33 (144A)	100,000	100,516
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A) (f)	200,000	194,199
7.250%, 02/15/33 (144A)	201,000	201,209
9.750%, 11/15/28 (144A)	203,000	213,049
Orbia Advance Corp. SAB de CV
6.800%, 05/13/30 (144A) (f)	1,173,000	1,219,922
Sasol Financing USA LLC
8.750%, 05/03/29	960,000	995,857
Security Description	Principal Amount*	Value

Chemicals—(Continued)
SCIH Salt Holdings, Inc.
4.875%, 05/01/28 (144A)	100,000	$97,721
Tronox, Inc.
4.625%, 03/15/29 (144A) (f)	200,000	130,449
		5,387,067
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A)	300,000	294,916
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, 03/01/29 (144A)	100,000	97,516
8.000%, 02/15/31 (144A) (f)	100,000	103,452
Block, Inc.
2.750%, 06/01/26	100,000	98,686
3.500%, 06/01/31 (f)	464,000	431,809
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	100,000	96,235
DP World Ltd.
6.850%, 07/02/37	1,080,000	1,237,295
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A)	100,000	105,822
Garda World Security Corp.
6.000%, 06/01/29 (144A) (f)	100,000	99,142
8.375%, 11/15/32 (144A)	100,000	103,803
GEO Group, Inc.
8.625%, 04/15/29	100,000	105,873
Herc Holdings, Inc.
5.500%, 07/15/27 (144A)	100,000	99,750
7.250%, 06/15/33 (144A)	100,000	104,390
Kaspi.KZ JSC
6.250%, 03/26/30	1,185,000	1,217,513
OT Midco, Inc.
10.000%, 02/15/30 (144A)	346,000	233,759
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, 08/31/27 (144A)	100,000	97,207
Service Corp. International
3.375%, 08/15/30	100,000	92,657
United Rentals North America, Inc.
3.875%, 02/15/31	100,000	94,602
5.250%, 01/15/30	100,000	100,497
Williams Scotsman, Inc.
6.625%, 04/15/30 (144A) (f)	100,000	102,927
Worldline SA
0.875%, 06/30/27 (EUR)	200,000	197,774
4.125%, 09/12/28 (EUR)	500,000	478,361
5.250%, 11/27/29 (EUR)	100,000	90,879
5.500%, 06/10/30 (EUR)	100,000	90,994
		5,775,859
Computers — 0.5%
Dell International LLC/EMC Corp.
4.500%, 02/15/31	2,649,000	2,642,876
Gartner, Inc.
3.625%, 06/15/29 (144A)	1,505,000	1,442,025
3.750%, 10/01/30 (144A) (f)	2,493,000	2,354,237
4.500%, 07/01/28 (144A)	5,550,000	5,504,680
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
McAfee Corp.
7.375%, 02/15/30 (144A)	200,000	$185,518
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	100,000	108,252
Seagate Data Storage Technology Pte. Ltd.
5.875%, 07/15/30 (144A)	100,000	101,742
		12,339,330
Distribution/Wholesale — 0.0%
RB Global Holdings, Inc.
7.750%, 03/15/31 (144A)	100,000	104,590
Diversified Financial Services — 1.0%
Ally Financial, Inc.
6.646%, 5Y H15 + 2.450%, 01/17/40 (a)	100,000	99,966
American Express Co.
4.918%, SOFR + 1.220%, 07/20/33 (a)	630,000	640,967
Aretec Group, Inc.
10.000%, 08/15/30 (144A)	200,000	217,901
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,750,000	2,777,846
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A)	200,000	212,513
Credit Acceptance Corp.
6.625%, 03/15/30 (144A)	100,000	100,166
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	100,000	102,412
GGAM Finance Ltd.
8.000%, 06/15/28 (144A)	100,000	105,845
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	100,000	101,356
7.125%, 04/30/31 (144A)	100,000	104,889
Jefferson Capital Holdings LLC
8.250%, 05/15/30 (144A)	100,000	104,583
Nationstar Mortgage Holdings, Inc.
6.500%, 08/01/29 (144A)	200,000	205,178
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	100,000	103,284
PennyMac Financial Services, Inc.
6.875%, 02/15/33 (144A)	100,000	103,311
7.875%, 12/15/29 (144A)	100,000	106,130
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	100,000	102,632
SLM Corp.
6.500%, 01/31/30	100,000	104,207
SURA Asset Management SA
6.350%, 05/13/32	541,000	580,222
6.350%, 05/13/32 (144A)	562,000	602,745
Synchrony Financial
2.875%, 10/28/31	2,659,000	2,354,849
3.950%, 12/01/27	884,000	873,871
5.019%, SOFR + 1.395%, 07/29/29 (a) (f)	1,357,000	1,368,700
5.150%, 03/19/29	2,956,000	2,993,248
5.450%, SOFR + 1.680%, 03/06/31 (a) (f)	4,623,000	4,710,679
5.935%, SOFR + 2.130%, 08/02/30 (a) (f)	2,633,000	2,729,189
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Synchrony Financial
7.250%, 02/02/33	2,523,000	$2,692,279
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A) (f)	105,000	103,557
5.750%, 06/15/27 (144A)	100,000	99,944
UWM Holdings LLC
6.250%, 03/15/31 (144A)	60,000	59,714
6.625%, 02/01/30 (144A) (f)	196,000	199,387
		24,661,570
Electric — 3.5%
AEP Texas, Inc.
3.450%, 05/15/51	837,000	575,646
4.150%, 05/01/49	172,000	134,337
5.400%, 06/01/33	122,000	125,462
5.700%, 05/15/34	408,000	424,592
AEP Transmission Co. LLC
3.150%, 09/15/49	1,093,000	749,511
3.750%, 12/01/47	176,000	136,612
3.800%, 06/15/49	168,000	129,507
5.375%, 06/15/35	68,000	70,355
AES Andes SA
6.300%, 03/15/29	770,000	805,075
AES Corp.
6.950%, 5Y H15 + 2.890%, 07/15/55 (a)	200,000	196,275
Alabama Power Co.
3.750%, 03/01/45	164,000	130,273
6.000%, 03/01/39	167,000	180,684
Baltimore Gas & Electric Co.
2.900%, 06/15/50	48,000	31,242
3.200%, 09/15/49	192,000	132,605
Calpine Corp.
4.500%, 02/15/28 (144A)	100,000	99,578
Dominion Energy South Carolina, Inc.
5.300%, 01/15/35	122,000	125,985
Dominion Energy, Inc.
7.000%, 5Y H15 + 2.511%, 06/01/54 (a)	1,169,000	1,267,531
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,198,000	836,987
3.700%, 12/01/47	1,066,000	819,999
3.950%, 03/15/48	344,000	275,774
Duke Energy Corp.
3.500%, 06/15/51	1,046,000	737,045
3.950%, 08/15/47	681,000	529,342
5.800%, 06/15/54 (f)	2,303,000	2,326,667
Duke Energy Florida LLC
3.000%, 12/15/51	364,000	238,105
Duke Energy Ohio, Inc.
2.125%, 06/01/30	1,338,000	1,221,826
5.250%, 04/01/33	328,000	339,700
5.550%, 03/15/54	189,000	188,799
5.650%, 04/01/53	151,000	152,193
Duke Energy Progress LLC
2.500%, 08/15/50	1,809,000	1,084,316
4.000%, 04/01/52	478,000	376,668
5.050%, 03/15/35	1,251,000	1,271,160
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC
5.550%, 03/15/55	245,000	$245,980
Edison International
7.875%, 5Y H15 + 3.658%, 06/15/54 (a)	100,000	101,888
8.125%, 5Y H15 + 3.864%, 06/15/53 (a) (f)	100,000	102,200
Emera, Inc.
6.750%, 06/15/76 (a)	100,000	100,512
FirstEnergy Corp.
2.650%, 03/01/30	1,496,000	1,387,981
3.400%, 03/01/50	4,372,000	3,052,294
3.900%, 07/15/27	2,316,000	2,301,796
4.850%, 07/15/47	1,329,000	1,176,375
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	1,151,000	982,529
4.750%, 01/15/33 (144A)	2,035,000	2,031,021
5.000%, 01/15/35	2,536,000	2,537,509
5.450%, 07/15/44 (144A)	965,000	942,370
Florida Power & Light Co.
2.875%, 12/04/51	200,000	129,230
3.150%, 10/01/49	964,000	672,970
Georgia Power Co.
3.250%, 03/15/51	747,000	522,170
4.850%, 03/15/31	421,000	432,277
4.950%, 05/17/33	841,000	857,898
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	281,455
Minejesa Capital BV
5.625%, 08/10/37	1,240,000	1,230,700
MVM Energetika Zrt
6.500%, 03/13/31	1,149,000	1,219,605
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/27	637,000	643,927
NRG Energy, Inc.
4.450%, 06/15/29 (144A) (f)	1,491,000	1,478,460
6.000%, 02/01/33 (144A)	100,000	101,557
7.000%, 03/15/33 (144A)	3,613,000	3,994,887
Ohio Power Co.
1.625%, 01/15/31	372,000	321,886
2.600%, 04/01/30 (f)	946,000	879,783
2.900%, 10/01/51	189,000	117,602
4.000%, 06/01/49	464,000	358,220
4.150%, 04/01/48	164,000	130,161
Pacific Gas & Electric Co.
3.300%, 08/01/40	1,782,000	1,350,138
3.500%, 08/01/50	1,183,000	807,050
3.750%, 08/15/42	166,000	126,310
4.000%, 12/01/46	749,000	564,688
4.500%, 07/01/40	913,894	794,881
4.750%, 02/15/44	1,136,000	971,873
4.950%, 07/01/50 (f)	3,489,000	2,994,562
5.250%, 03/01/52 (f)	4,457,000	3,962,748
5.900%, 10/01/54	414,000	403,279
6.100%, 10/15/55	968,000	966,645
6.150%, 01/15/33	794,000	840,365
6.150%, 03/01/55	990,000	995,632
6.400%, 06/15/33	705,000	757,836
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
6.750%, 01/15/53	855,000	$921,218
PECO Energy Co.
2.850%, 09/15/51	303,000	194,729
4.600%, 05/15/52	643,000	568,588
5.250%, 09/15/54	233,000	225,598
PG&E Corp.
5.250%, 07/01/30 (f)	8,435,000	8,318,134
7.375%, 5Y H15 + 3.883%, 03/15/55 (a) (f)	4,450,000	4,571,708
Pinnacle West Capital Corp.
5.150%, 05/15/30	2,310,000	2,375,577
Southern Co.
4.250%, 07/01/36	109,000	101,284
5.200%, 06/15/33	322,000	331,034
5.700%, 10/15/32	2,017,000	2,135,791
Talen Energy Supply LLC
8.625%, 06/01/30 (144A)	100,000	106,154
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A) (f)	2,839,000	2,937,860
6.000%, 04/15/34 (144A) (f)	3,336,000	3,517,168
6.950%, 10/15/33 (144A)	2,865,000	3,195,449
7.750%, 10/15/31 (144A)	200,000	211,638
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29 (144A)	100,000	102,672
8.375%, 01/15/31 (144A)	100,000	104,800
		89,504,503
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A) (f)	100,000	95,906
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A)	100,000	102,958
		198,864
Electronics — 0.0%
Imola Merger Corp.
4.750%, 05/15/29 (144A)	100,000	97,262
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (f)	100,000	92,288
		189,550
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 09/11/27 † (g) (h) (j)	1,476,427	1,476,427
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28	944,000	961,228
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (j)	174,358	42,718
8.000%, 4.000% PIK, 12/31/28 (144A) (j)	437,329	261,304
		2,741,677
Engineering & Construction — 0.1%
IHS Holding Ltd.
8.250%, 11/29/31	954,000	1,001,159
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
TAV Havalimanlari Holding AS
8.500%, 12/07/28	921,000	$961,790
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	173,304
		2,136,253
Entertainment — 0.8%
Bracelet Holdings, Inc.
9.250%, 07/02/28 (144A)	795,000	765,036
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (f)	100,000	95,624
6.000%, 10/15/32 (144A) (f)	100,000	98,496
Churchill Downs, Inc.
6.750%, 05/01/31 (144A)	100,000	102,486
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,724,850	3,661,842
Light & Wonder International, Inc.
7.500%, 09/01/31 (144A)	100,000	103,996
Live Nation Entertainment, Inc.
4.750%, 10/15/27 (144A)	100,000	99,338
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	225,527
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
11.875%, 04/15/31 (144A) (f)	200,000	209,639
Pioneer MidCo. LLC
11.625%, 11/18/30 † (g) (h) (j)	1,410,928	1,414,455
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625%, 04/16/29 (144A)	200,000	181,052
Six Flags Entertainment Corp.
7.250%, 05/15/31 (144A) (f)	100,000	100,040
Voyager Parent LLC
9.250%, 07/01/32 (144A)	100,000	105,749
Warnermedia Holdings, Inc.
3.755%, 03/15/27	13,128,000	12,947,490
5.141%, 03/15/52	47,000	35,015
		20,145,785
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	72,000	71,940
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	94,987
		166,927
Food — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, 01/15/27 (144A)	200,000	198,743
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, 07/01/29 (144A)	100,000	104,275
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	100,000	105,215
Security Description	Principal Amount*	Value

Food—(Continued)
Performance Food Group, Inc.
5.500%, 10/15/27 (144A)	100,000	$99,753
Pilgrim's Pride Corp.
4.250%, 04/15/31 (f)	100,000	96,654
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	100,000	93,425
6.375%, 03/01/33 (144A)	200,000	201,862
		899,927
Forest Products & Paper — 0.1%
Magnera Corp.
7.250%, 11/15/31 (144A) (f)	100,000	94,098
Suzano Austria GmbH
3.125%, 01/15/32	1,369,000	1,228,453
		1,322,551
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375%, 06/01/28 (144A)	100,000	102,735
9.500%, 06/01/30 (144A)	100,000	104,688
New Generation Gas Gathering LLC
8.530%, SOFR + 5.750%, 09/30/29 † (a) (g) (h)	1,425,540	1,425,540
Venture Global Plaquemines LNG LLC
7.500%, 05/01/33 (144A)	100,000	110,501
		1,743,464
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	100,000	98,366
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	200,000	208,438
Dentsply Sirona, Inc.
8.375%, 5Y H15 + 4.379%, 09/12/55 (a)	100,000	103,064
Hologic, Inc.
3.250%, 02/15/29 (144A)	100,000	96,559
Medline Borrower LP
3.875%, 04/01/29 (144A)	200,000	192,889
5.250%, 10/01/29 (144A)	100,000	99,135
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	100,000	102,540
Solventum Corp.
5.400%, 03/01/29	467,000	481,939
5.600%, 03/23/34 (f)	1,138,000	1,184,805
Teleflex, Inc.
4.625%, 11/15/27	100,000	99,082
		2,666,817
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A) (f)	100,000	103,819
Centene Corp.
4.250%, 12/15/27	500,000	491,009
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	100,000	97,805
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	100,000	$86,475
10.875%, 01/15/32 (144A) (f)	300,000	317,729
Elevance Health, Inc.
3.600%, 03/15/51	1,243,000	889,814
4.550%, 05/15/52	233,000	195,081
Encompass Health Corp.
4.750%, 02/01/30 (f)	100,000	98,828
HCA, Inc.
3.500%, 07/15/51	921,000	630,071
4.125%, 06/15/29	128,000	126,891
4.625%, 03/15/52	629,000	519,396
5.450%, 04/01/31	2,355,000	2,447,974
5.450%, 09/15/34	824,000	845,251
5.500%, 06/15/47	149,000	142,140
5.600%, 04/01/34	233,000	241,874
5.750%, 03/01/35 (f)	2,646,000	2,766,325
5.875%, 02/01/29	37,000	38,523
6.100%, 04/01/64	817,000	820,293
6.200%, 03/01/55	866,000	893,957
IQVIA, Inc.
6.250%, 06/01/32 (144A)	100,000	102,814
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	100,000	97,524
Select Medical Corp.
6.250%, 12/01/32 (144A)	121,000	121,051
Star Parent, Inc.
9.000%, 10/01/30 (144A) (f)	100,000	105,719
Tenet Healthcare Corp.
4.250%, 06/01/29	100,000	97,663
4.625%, 06/15/28	200,000	198,170
6.125%, 06/15/30	200,000	202,551
		12,678,747
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A) (f)	77,000	73,733
4.625%, 04/01/30 (144A)	190,000	179,869
6.875%, 08/01/33 (144A)	96,000	96,824
Beazer Homes USA, Inc.
7.250%, 10/15/29 (f)	772,000	785,291
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.000%, 06/15/29 (144A) (f)	135,000	128,651
Century Communities, Inc.
3.875%, 08/15/29 (144A)	100,000	94,077
DR Horton, Inc.
5.500%, 10/15/35	162,000	167,962
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	284,314
Homes by WestBay, LLC
11.000%, 02/06/30 † (g) (h)	3,134,000	3,177,249
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (f)	353,000	344,678
8.750%, 12/15/28 (144A)	232,000	243,558
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	$325,256
5.250%, 12/15/27 (144A)	245,000	243,413
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	186,529
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	100,000	99,680
		6,431,084
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.000%, 04/15/29 (144A) (f)	100,000	95,975
Whirlpool Corp.
6.500%, 06/15/33	100,000	99,794
		195,769
Housewares — 0.0%
Newell Brands, Inc.
6.375%, 05/15/30 (f)	100,000	99,079
Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, 02/15/29 (144A)	100,000	96,343
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750%, 04/15/28 (144A)	200,000	203,545
7.375%, 10/01/32 (144A)	100,000	103,043
Ambac Assurance Corp.
5.100% (144A) (k)	162,922	203,653
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	100,000	102,033
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	200,000	205,914
HUB International Ltd.
7.375%, 01/31/32 (144A)	200,000	208,268
		1,122,799
Internet — 0.6%
AppLovin Corp.
5.125%, 12/01/29	3,169,000	3,241,907
5.375%, 12/01/31	3,706,000	3,833,767
5.950%, 12/01/54	2,623,000	2,657,246
Arches Buyer, Inc.
4.250%, 06/01/28 (144A)	100,000	97,994
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500%, 07/01/32 (144A) (f)	100,000	97,148
Expedia Group, Inc.
3.800%, 02/15/28	566,000	561,095
5.400%, 02/15/35	123,000	126,224
Gen Digital, Inc.
6.750%, 09/30/27 (144A)	100,000	101,533
ION Trading Technologies SARL
9.500%, 05/30/29 (144A) †	200,000	211,235
Match Group Holdings II LLC
4.625%, 06/01/28 (144A)	100,000	98,233
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Meta Platforms, Inc.
4.650%, 08/15/62	2,600,000	$2,229,804
5.550%, 08/15/64	996,000	988,682
Prosus NV
4.193%, 01/19/32	1,271,000	1,218,586
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	200,000	224,893
Wayfair LLC
7.750%, 09/15/30 (144A)	100,000	104,874
		15,793,221
Investment Companies — 0.1%
Flourishing Trade & Investment Ltd.
11.035%, 04/02/28 (g) (h) (j)	2,255,388	2,356,881
Prime Investments LP
11.000%, 5.500% PIK, 05/01/30 (g) (h) (j)	701,726	720,181
		3,077,062
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
6.750%, 04/15/30 (144A) (f)	100,000	101,590
7.375%, 05/01/33 (144A) (f)	100,000	102,087
7.500%, 09/15/31 (144A)	100,000	103,074
Mineral Resources Ltd.
8.000%, 11/01/27 (144A)	200,000	203,859
8.500%, 05/01/30 (144A)	156,000	162,263
9.250%, 10/01/28 (144A)	125,000	130,976
Samarco Mineracao SA
9.500%, 5.500% PIK, 06/30/31 (j)	1,335,062	1,341,991
Vale Overseas Ltd.
6.400%, 06/28/54 (f)	1,211,000	1,244,814
		3,390,654
Leisure Time — 0.1%
Carnival Corp.
5.750%, 08/01/32 (144A)	1,655,000	1,684,257
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36	640,000	643,732
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	100,000	100,039
		2,428,028
Lodging — 0.2%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (f)	97,000	90,021
Hilton Domestic Operating Co., Inc.
3.750%, 05/01/29 (144A)	100,000	96,200
4.000%, 05/01/31 (144A)	100,000	94,623
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A) (f)	100,000	93,324
Melco Resorts Finance Ltd.
5.375%, 12/04/29	967,000	948,325
MGM Resorts International
6.500%, 04/15/32 (f)	100,000	101,879
Security Description	Principal Amount*	Value

Lodging—(Continued)
Sonder Holdings, Inc.
7.000%, 12/10/27 † (g) (h) (j)	1,807,372	$1,355,529
Travel & Leisure Co.
6.000%, 04/01/27	100,000	101,433
Wynn Macau Ltd.
5.625%, 08/26/28 (144A) (f)	300,000	299,695
6.750%, 02/15/34 (144A) (f)	1,095,000	1,110,064
		4,291,093
Machinery-Construction & Mining — 0.0%
Terex Corp.
5.000%, 05/15/29 (144A)	100,000	98,480
Machinery-Diversified — 0.0%
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC
9.000%, 02/15/29 (144A)	100,000	104,519
Media — 1.2%
AMC Networks, Inc.
4.250%, 02/15/29	405,000	352,350
10.250%, 01/15/29 (144A)	361,000	380,404
10.500%, 07/15/32 (144A)	100,000	105,743
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (f)	988,000	854,188
4.500%, 08/15/30 (144A)	300,000	283,324
4.500%, 05/01/32 (f)	1,111,000	1,011,084
4.750%, 02/01/32 (144A) (f)	329,000	304,247
5.000%, 02/01/28 (144A)	100,000	99,037
5.125%, 05/01/27 (144A)	200,000	198,657
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	642,000	462,398
3.700%, 04/01/51	444,000	292,911
3.850%, 04/01/61	1,244,000	775,361
3.900%, 06/01/52	3,530,000	2,390,842
3.950%, 06/30/62	2,225,000	1,407,689
4.400%, 12/01/61	3,423,000	2,371,825
4.800%, 03/01/50	1,622,000	1,284,674
5.250%, 04/01/53 (f)	374,000	312,514
5.750%, 04/01/48 (f)	664,000	601,899
6.384%, 10/23/35	1,542,000	1,615,445
6.550%, 06/01/34 (f)	719,000	766,250
6.650%, 02/01/34	185,000	197,690
6.834%, 10/23/55	131,000	133,542
Comcast Corp.
2.650%, 08/15/62	443,000	233,129
2.987%, 11/01/63	646,000	368,877
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	379,651
11.250%, 05/15/28 (144A)	200,000	185,152
11.750%, 01/31/29 (144A)	247,000	207,713
Directv Financing LLC
8.875%, 02/01/30 (144A) (f)	200,000	198,342
8.875%, 02/01/30 (144A)	58,000	57,288
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	100,000	99,853
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Discovery Communications LLC
3.950%, 03/20/28	4,214,000	$4,113,917
Gray Media, Inc.
9.625%, 07/15/32 (144A)	200,000	204,328
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A)	200,000	179,877
Paramount Global
2.900%, 01/15/27	2,661,000	2,606,354
3.375%, 02/15/28	417,000	406,211
3.700%, 10/04/26	570,000	561,309
4.375%, 03/15/43	347,000	267,841
4.600%, 01/15/45	397,000	309,428
4.900%, 08/15/44	152,000	122,437
4.950%, 01/15/31	1,330,000	1,314,827
5.250%, 04/01/44	579,000	475,796
6.250%, 02/28/57 (a) (f)	300,000	295,704
Sirius XM Radio LLC
5.000%, 08/01/27 (144A)	400,000	398,079
5.500%, 07/01/29 (144A)	100,000	100,023
Univision Communications, Inc.
8.500%, 07/31/31 (144A)	200,000	206,528
9.375%, 08/01/32 (144A)	100,000	106,567
Virgin Media Secured Finance PLC
5.500%, 05/15/29 (144A)	200,000	197,739
VZ Secured Financing BV
5.000%, 01/15/32 (144A)	200,000	180,944
		29,979,988
Mining — 0.2%
Arsenal AIC Parent LLC
11.500%, 10/01/31 (144A)	100,000	111,063
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (f)	1,131,000	1,222,458
Fortescue Treasury Pty. Ltd.
6.125%, 04/15/32 (144A)	100,000	103,335
Glencore Funding LLC
2.500%, 09/01/30 (144A)	138,000	125,890
2.625%, 09/23/31 (144A)	473,000	424,787
5.700%, 05/08/33 (144A)	140,000	147,854
6.375%, 10/06/30 (144A)	1,383,000	1,492,767
Navoi Mining & Metallurgical Combinat
6.750%, 05/14/30	1,046,000	1,098,214
Stillwater Mining Co.
4.500%, 11/16/29	537,000	499,045
Vedanta Resources Finance II PLC
10.875%, 09/17/29	927,000	970,296
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	30,000	31,194
		6,226,903
Office/Business Equipment — 0.0%
Xerox Corp.
10.250%, 10/15/30 (144A)	96,000	97,520
13.500%, 04/15/31 (144A) (f)	129,000	124,886
Security Description	Principal Amount*	Value

Office/Business Equipment—(Continued)
Xerox Holdings Corp.
8.875%, 11/30/29 (144A) (f)	52,000	$28,093
		250,499
Oil & Gas — 5.1%
Aethon III BR LLC
9.610%, SOFR + 6.150%, 01/10/27 (144A) † (a)	451,536	448,150
Antero Resources Corp.
5.375%, 03/01/30 (144A) (f)	6,454,000	6,491,446
7.625%, 02/01/29 (144A)	545,000	555,414
Baytex Energy Corp.
8.500%, 04/30/30 (144A)	100,000	102,756
BP Capital Markets America, Inc.
4.989%, 04/10/34	127,000	129,516
5.227%, 11/17/34 (f)	1,526,000	1,576,180
California Resources Corp.
7.000%, 01/15/34 (144A)	192,000	190,678
8.250%, 06/15/29 (144A)	179,000	186,669
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	512,000	509,538
8.375%, 07/01/28 (144A)	268,000	277,795
8.625%, 11/01/30 (144A)	56,000	57,997
CNX Resources Corp.
7.250%, 03/01/32 (144A)	1,078,000	1,118,346
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	200,000	192,611
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A)	56,000	54,525
7.625%, 04/01/32 (144A)	100,000	99,309
CVR Energy, Inc.
8.500%, 01/15/29 (144A) (f)	200,000	204,412
Diamondback Energy, Inc.
3.125%, 03/24/31	4,928,000	4,578,723
3.250%, 12/01/26	8,219,000	8,132,205
3.500%, 12/01/29	7,780,000	7,506,142
Ecopetrol SA
7.750%, 02/01/32 (f)	953,000	986,177
Energean Israel Finance Ltd.
8.500%, 09/30/33 (144A)	1,059,000	1,117,894
EQT Corp.
3.125%, 05/15/26 (144A) (f)	2,443,000	2,420,615
3.625%, 05/15/31 (144A)	5,809,000	5,431,846
3.900%, 10/01/27	5,921,000	5,882,970
4.500%, 01/15/29 (f)	6,107,000	6,107,877
4.750%, 01/15/31 (f)	12,647,000	12,621,216
5.000%, 01/15/29	2,107,000	2,136,415
5.500%, 07/15/28	196,000	197,413
5.700%, 04/01/28	2,928,000	3,026,439
5.750%, 02/01/34	3,816,000	3,993,674
6.375%, 04/01/29	2,517,000	2,610,095
6.500%, 07/01/27	1,423,000	1,456,804
7.000%, 02/01/30 (f)	3,704,000	4,032,706
7.500%, 06/01/27	1,400,000	1,427,252
7.500%, 06/01/30	7,322,000	8,077,082
Expand Energy Corp.
4.750%, 02/01/32	3,454,000	3,394,504
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Expand Energy Corp.
5.375%, 02/01/29 (f)	2,423,000	$2,423,747
5.700%, 01/15/35	6,362,000	6,538,933
5.875%, 02/01/29 (144A)	531,000	532,974
6.750%, 04/15/29 (144A) (f)	2,016,000	2,037,036
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A) (f)	659,000	557,642
Hess Corp.
6.000%, 01/15/40	287,000	311,967
7.300%, 08/15/31	498,000	573,432
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250%, 02/15/35 (144A)	100,000	97,729
8.375%, 11/01/33 (144A)	100,000	105,028
KazMunayGas National Co. JSC
6.375%, 10/24/48	1,196,000	1,188,161
Matador Resources Co.
6.250%, 04/15/33 (144A) (f)	100,000	100,470
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	919,000	969,076
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (j)	179,448	183,354
7.625%, 11/08/28 (144A) (j)	442,505	347,289
Noble Finance II LLC
8.000%, 04/15/30 (144A)	100,000	103,506
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	111,000	110,561
8.125%, 03/01/28 (144A)	100,000	101,412
8.750%, 06/15/31 (144A)	100,000	103,310
ORLEN SA
6.000%, 01/30/35	1,156,000	1,208,698
Parkland Corp.
4.625%, 05/01/30 (144A)	100,000	97,226
Permian Resources Operating LLC
7.000%, 01/15/32 (144A)	100,000	103,714
8.000%, 04/15/27 (144A)	358,000	363,560
Petroleos Mexicanos
7.500%, 03/31/26	2,965,000	2,947,210
8.750%, 06/02/29	69,800	75,187
10.000%, 02/07/33	32,000	37,136
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	525,076
Raizen Fuels Finance SA
6.250%, 07/08/32 (144A)	796,000	776,896
6.450%, 03/05/34	406,000	393,825
Repsol E&P Capital Markets U.S. LLC
4.805%, 09/16/28 (144A)	410,000	411,775
5.204%, 09/16/30 (144A)	505,000	508,656
5.976%, 09/16/35 (144A)	1,045,000	1,064,008
SM Energy Co.
7.000%, 08/01/32 (144A)	100,000	100,077
Sunoco LP
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a)	195,000	198,063
Sunoco LP/Sunoco Finance Corp.
4.500%, 04/30/30	200,000	192,569
Transocean International Ltd.
8.250%, 05/15/29 (144A)	239,000	235,622
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	170,000	$174,182
Trident Energy Finance PLC
12.500%, 11/30/29	503,000	524,495
Valaris Ltd.
8.375%, 04/30/30 (144A)	100,000	103,784
Viper Energy Partners LLC
4.900%, 08/01/30 (f)	1,575,000	1,586,744
5.700%, 08/01/35	1,693,000	1,721,307
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	194,000	188,423
8.500%, 06/10/33 (144A)	949,000	963,660
Vital Energy, Inc.
7.875%, 04/15/32 (144A)	100,000	97,074
Vnom Sub, Inc.
5.375%, 11/01/27 (144A)	2,960,000	2,960,518
YPF SA
9.500%, 01/17/31 (144A)	146,000	149,502
		131,428,005
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, 09/01/32 (144A) (f)	100,000	102,578
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	21,000	21,080
7.125%, 03/15/29 (144A)	100,000	103,133
Weatherford International Ltd.
8.625%, 04/30/30 (144A)	200,000	204,450
		431,241
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	982,000	942,720
Ball Corp.
6.875%, 03/15/28	100,000	101,913
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A)	329,000	337,963
Graphic Packaging International LLC
6.375%, 07/15/32 (144A) (f)	100,000	101,547
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	187,000	188,833
9.250%, 04/15/27 (144A)	600,000	601,373
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31 (144A) (f)	100,000	101,798
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, 02/01/28 (144A)	100,000	101,381
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A)	502,000	491,757
		2,969,285
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
5.081%, 06/07/29	662,000	679,772
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
4.125%, 04/01/40	265,000	$225,106
5.125%, 07/20/45	275,000	249,635
7.000%, 5Y H15 + 2.886%, 03/10/55 (a)	100,000	104,974
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A)	100,000	107,287
Organon & Co./Organon Foreign Debt Co-Issuer BV
7.875%, 05/15/34 (144A) (f)	300,000	277,920
Pfizer, Inc.
2.700%, 05/28/50	665,000	419,437
4.000%, 12/15/36 (f)	137,000	127,882
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	100,000	98,222
8.125%, 09/15/31	200,000	228,674
		2,518,909
Pipelines — 1.9%
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,846,000	1,602,879
3.402%, 01/15/38 (144A)	1,253,000	1,086,455
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	3,405,000	2,855,931
5.125%, 06/30/27	1,552,000	1,568,936
Cheniere Energy Partners LP
3.250%, 01/31/32	1,672,000	1,523,212
4.000%, 03/01/31	3,090,000	2,979,897
5.550%, 10/30/35 (144A)	464,000	474,028
5.750%, 08/15/34	1,105,000	1,148,746
Cheniere Energy, Inc.
5.650%, 04/15/34	5,901,000	6,082,989
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.625%, 03/15/29 (144A)	100,000	104,280
Energy Transfer LP
5.950%, 05/15/54 (f)	2,092,000	2,025,954
7.125%, 5Y H15 + 2.829%, 10/01/54 (a)	100,000	103,507
7.375%, 02/01/31 (144A)	2,919,000	3,048,844
Genesis Energy LP/Genesis Energy Finance Corp.
7.875%, 05/15/32	100,000	104,295
8.875%, 04/15/30	100,000	105,868
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36	1,171,000	1,227,126
Hess Midstream Operations LP
5.875%, 03/01/28 (144A)	100,000	101,938
ITT Holdings LLC
6.500%, 08/01/29 (144A)	100,000	98,314
Kinetik Holdings LP
6.625%, 12/15/28 (144A)	100,000	102,642
NGPL PipeCo LLC
3.250%, 07/15/31 (144A) (f)	3,594,000	3,255,561
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (f)	4,634,000	4,650,164
5.000%, 03/15/27 (f)	3,656,000	3,678,107
5.875%, 06/30/26	75,000	75,247
5.900%, 09/15/37	1,482,895	1,559,298
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.375%, 02/15/29 (144A)	100,000	102,984
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	1,047,000	$994,760
4.950%, 04/15/52	9,000	7,704
6.125%, 03/15/33	509,000	541,301
6.150%, 03/01/29	1,427,000	1,503,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, 02/01/31	2,142,000	2,148,256
5.500%, 03/01/30	3,463,000	3,522,494
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	200,000	191,667
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A) (f)	100,000	103,477
8.375%, 06/01/31 (144A) (f)	300,000	314,991
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a)	254,000	251,734
9.875%, 02/01/32 (144A) (f)	100,000	108,872
		49,355,821
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (f)	100,000	106,732
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	39,000	39,576
Howard Hughes Corp.
4.375%, 02/01/31 (144A)	100,000	93,757
5.375%, 08/01/28 (144A)	416,000	414,358
Lessen Holdings, Inc.
14.270%, SOFR + 11.000%, 01/05/28 † (a) (g) (h) (j)	1,870,810	1,739,853
Resort Communities Loanco LP
12.500%, 2.000% PIK, 11/21/28 (g) (h) (j) (l)	4,335,291	4,438,471
		6,832,747
Real Estate Investment Trusts — 1.6%
American Tower Corp.
2.700%, 04/15/31	255,000	232,647
2.900%, 01/15/30	753,000	709,733
3.950%, 03/15/29	261,000	258,245
5.000%, 01/31/30 (f)	651,000	666,204
5.350%, 03/15/35	157,000	161,234
5.450%, 02/15/34	2,565,000	2,664,866
Crown Castle, Inc.
2.100%, 04/01/31	264,000	231,137
4.300%, 02/15/29	881,000	876,701
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	701,000	727,667
Equinix, Inc.
2.500%, 05/15/31 (f)	4,629,000	4,172,164
3.400%, 02/15/52	420,000	293,968
3.900%, 04/15/32	2,220,000	2,129,413
Extra Space Storage LP
3.900%, 04/01/29	227,000	223,796
4.000%, 06/15/29	18,000	17,815
5.400%, 06/15/35	1,070,000	1,093,081
5.500%, 07/01/30	3,116,000	3,248,664
5.900%, 01/15/31	70,000	74,371
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	1,483,000	$1,334,213
4.000%, 01/15/31	1,251,000	1,197,355
5.250%, 02/15/33	2,320,000	2,323,782
5.300%, 01/15/29	545,000	554,967
5.750%, 06/01/28	984,000	1,011,286
6.250%, 09/15/54 (f)	2,556,000	2,575,068
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	200,000	199,038
5.250%, 07/15/30 (144A)	100,000	98,897
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	331,499
7.000%, 02/01/30 (144A)	100,000	103,089
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A)	100,000	98,072
4.750%, 10/15/27	100,000	99,561
SBA Communications Corp.
3.875%, 02/15/27	200,000	196,985
Service Properties Trust
Zero Coupon, 09/30/28 (144A) † (f)	318,000	280,327
3.950%, 01/15/28 †	100,000	93,587
4.375%, 02/15/30 † (f)	300,000	254,995
5.500%, 12/15/27 †	71,000	69,692
8.375%, 06/15/29 †	828,000	840,726
8.875%, 06/15/32 †	715,000	719,018
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A)	100,000	105,005
Store Capital LLC
2.750%, 11/18/30	53,000	48,178
5.400%, 04/30/30 (144A)	1,793,000	1,826,103
Trust Fibra Uno
7.700%, 01/23/32	1,128,000	1,218,453
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750%, 04/15/28 (144A)	300,000	293,778
VICI Properties LP
4.750%, 02/15/28	1,517,000	1,529,754
4.750%, 04/01/28	580,000	586,047
4.950%, 02/15/30 (f)	4,039,000	4,085,847
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	777,335
4.625%, 12/01/29 (144A)	645,000	638,647
XHR LP
4.875%, 06/01/29 (144A)	52,000	50,930
		41,323,940
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	200,000	195,210
Arcos Dorados BV
6.375%, 01/29/32	717,000	755,632
Asbury Automotive Group, Inc.
4.625%, 11/15/29 (144A)	100,000	97,048
Security Description	Principal Amount*	Value

Retail—(Continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, 01/15/30 (144A) (f)	200,000	$187,687
Gap, Inc.
3.625%, 10/01/29 (144A)	100,000	93,549
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, 01/15/32 (144A) (f)	200,000	194,500
Group 1 Automotive, Inc.
4.000%, 08/15/28 (144A)	100,000	97,181
LBM Acquisition LLC
6.250%, 01/15/29 (144A) (f)	68,000	62,942
LCM Investments Holdings II LLC
8.250%, 08/01/31 (144A)	100,000	105,760
Lithia Motors, Inc.
3.875%, 06/01/29 (144A)	100,000	95,514
PetSmart LLC/PetSmart Finance Corp.
10.000%, 09/15/33 (144A)	300,000	302,747
QXO Building Products, Inc.
6.750%, 04/30/32 (144A)	100,000	103,540
Sonic Automotive, Inc.
4.875%, 11/15/31 (144A) (f)	100,000	95,621
Yum! Brands, Inc.
3.625%, 03/15/31	100,000	93,374
		2,480,305
Semiconductors — 0.7%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	1,690,000	1,537,076
3.137%, 11/15/35 (144A)	1,240,000	1,072,805
3.187%, 11/15/36 (144A)	2,820,000	2,406,525
3.419%, 04/15/33 (144A)	1,082,000	1,001,363
3.469%, 04/15/34 (144A)	141,000	128,677
4.150%, 04/15/32 (144A)	236,000	231,437
4.550%, 02/15/32 (f)	125,000	125,868
4.800%, 10/15/34	1,403,000	1,412,813
4.900%, 02/15/38	1,105,000	1,099,080
4.926%, 05/15/37 (144A)	337,000	336,096
5.150%, 11/15/31	3,736,000	3,881,886
5.200%, 04/15/32	1,517,000	1,579,445
Entegris, Inc.
4.750%, 04/15/29 (144A)	200,000	198,285
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	562,000	583,171
5.900%, 01/25/33 (144A)	1,414,000	1,491,043
6.150%, 01/25/32 (144A)	311,000	332,407
6.200%, 01/25/37 (144A)	823,000	877,886
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250%, 05/11/41	170,000	129,160
		18,425,023
Software — 0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A) (f)	200,000	176,251
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	628,000	651,366
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
CoreWeave, Inc.
9.250%, 06/01/30 (144A)	200,000	$206,559
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	100,000	97,254
MSCI, Inc.
5.250%, 09/01/35	1,305,000	1,315,804
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A)	100,000	94,730
Oracle Corp.
3.850%, 04/01/60	577,000	396,785
4.000%, 07/15/46	255,000	198,638
4.100%, 03/25/61	902,000	649,447
5.500%, 09/27/64	1,530,000	1,401,227
5.950%, 09/26/55	795,000	792,555
6.000%, 08/03/55 (f)	1,679,000	1,685,559
6.125%, 08/03/65	309,000	310,195
		7,976,370
Telecommunications — 1.0%
AT&T, Inc.
3.500%, 09/15/53	2,133,000	1,475,402
3.650%, 09/15/59	1,589,000	1,086,407
3.800%, 12/01/57	4,373,000	3,118,157
3.850%, 06/01/60	1,029,000	731,646
6.050%, 08/15/56 (f)	951,000	985,735
Bell Telephone Co. of Canada or Bell Canada
6.875%, 5Y H15 + 2.390%, 09/15/55 (a)	100,000	103,743
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (f)	500,000	525,702
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (h)	145,973	8,758
Fibercop SpA
6.375%, 11/15/33 (144A)	200,000	198,496
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,841,000	1,836,859
5.875%, 11/01/29 (f)	1,267,400	1,280,737
8.625%, 03/15/31 (144A)	621,000	654,696
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	100,000	101,731
Maya SAS/Paris France
8.500%, 04/15/31 (144A) (f)	200,000	214,499
Motorola Solutions, Inc.
2.750%, 05/24/31	170,000	155,186
4.850%, 08/15/30	453,000	461,632
5.550%, 08/15/35	620,000	645,897
5.600%, 06/01/32	636,000	669,507
Rogers Communications, Inc.
5.250%, 5Y H15 + 3.590%, 03/15/82 (144A) (a)	100,000	99,230
7.000%, 5Y H15 + 2.653%, 04/15/55 (a)	100,000	104,250
Telecom Argentina SA
9.250%, 05/28/33 (144A)	524,355	515,125
TELUS Corp.
6.625%, 5Y H15 + 2.769%, 10/15/55 (a)	100,000	102,951
T-Mobile USA, Inc.
2.700%, 03/15/32	1,204,000	1,079,282
3.875%, 04/15/30	2,790,000	2,735,842
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc.
5.125%, 05/15/32	197,000	$202,744
5.800%, 09/15/62	2,205,000	2,217,912
Turk Telekomunikasyon AS
7.375%, 05/20/29	940,000	972,903
Turkcell Iletisim Hizmetleri AS
7.650%, 01/24/32	1,051,000	1,098,511
Verizon Communications, Inc.
1.500%, 09/18/30	492,000	430,104
4.400%, 11/01/34	2,000	1,929
4.780%, 02/15/35	1,220,000	1,200,128
5.401%, 07/02/37 (144A)	931,000	945,859
Viasat, Inc.
5.625%, 04/15/27 (144A)	100,000	99,597
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	188,249
Vodafone Group PLC
7.000%, 5Y USD Swap + 4.873%, 04/04/79 (a) (f)	200,000	211,309
Windstream Services LLC
7.500%, 10/15/33 (144A)	19,000	18,995
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (j)	21,796	21,060
Zayo Group Holdings, Inc.
9.250%, 03/09/30 (144A)	52,354	50,129
		26,550,899
Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	517,795	514,800
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
7.000%, 05/01/31 (144A)	100,000	104,606
7.875%, 12/01/30 (144A)	100,000	106,264
		210,870
Water — 0.0%
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 (144A) (GBP)	20,076	30,098
Thames Water Utilities Finance PLC
4.000%, 06/19/27 (GBP)	400,000	382,621
Thames Water Utilities Ltd.
Zero Coupon, 08/14/27 (144A) (GBP)	3,000	3,450
		416,169
Total Corporate Bonds & Notes (Cost $712,890,479)		725,135,979

U.S. Treasury & Government Agencies—22.0%
U.S. Treasury — 22.0%
U.S. Treasury Bonds
1.125%, 05/15/40	9,628,000	6,131,456
1.125%, 08/15/40	9,628,000	6,071,658
1.375%, 11/15/40	9,628,000	6,281,518
1.375%, 08/15/50	2,681,000	1,348,040
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.625%, 11/15/50	3,942,300	$2,115,290
1.875%, 02/15/41	1,431,600	1,006,426
1.875%, 11/15/51	6,549,100	3,704,846
2.000%, 08/15/51	2,681,000	1,570,689
2.250%, 08/15/49	7,927,000	5,059,656
2.375%, 05/15/51	5,888,700	3,788,550
2.500%, 02/15/45 (m)	17,887,000	12,812,262
2.750%, 11/15/47 (n)	17,887,000	12,928,249
2.875%, 05/15/49	2,681,000	1,955,873
3.000%, 05/15/47	6,579,700	5,009,311
3.000%, 02/15/48	12,026,300	9,081,736
3.000%, 02/15/49	12,024,800	9,003,569
3.000%, 08/15/52 (m)	14,868,800	10,875,133
3.125%, 02/15/43	3,443,000	2,810,214
3.125%, 08/15/44	6,418,100	5,138,742
3.125%, 05/15/48	2,681,000	2,067,302
3.625%, 08/15/43	9,487,000	8,277,408
3.625%, 02/15/53	6,526,000	5,395,422
3.625%, 05/15/53	7,906,500	6,530,275
3.750%, 08/15/41	791,000	718,852
3.750%, 11/15/43	9,487,000	8,400,072
3.875%, 02/15/43	3,561,500	3,232,479
4.125%, 08/15/44	3,582,800	3,325,566
4.125%, 08/15/53	1,956,200	1,768,145
4.250%, 05/15/39 (m)	898,000	884,110
4.250%, 08/15/54	852,000	786,503
4.375%, 11/15/39	898,000	890,704
4.500%, 08/15/39	9,665,200	9,736,934
4.625%, 11/15/44	4,210,000	4,170,860
4.750%, 11/15/53 (m) (n)	12,928,400	12,950,621
U.S. Treasury Inflation-Indexed Notes
1.625%, 04/15/30 (o)	28,685,518	29,124,841
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	5,928,703
0.500%, 05/31/27	13,670,000	12,981,160
0.500%, 08/31/27	17,436,300	16,435,756
0.625%, 07/31/26	14,128,300	13,766,483
1.125%, 08/31/28	5,030,000	4,683,991
1.250%, 03/31/28	3,772,200	3,560,603
1.250%, 05/31/28	14,508,000	13,638,653
1.500%, 02/15/30	4,871,000	4,441,933
2.375%, 05/15/27	13,530,500	13,258,833
2.375%, 03/31/29	3,772,300	3,614,630
2.750%, 08/15/32 (m)	22,425,000	20,847,366
2.875%, 04/30/29	7,545,000	7,345,175
2.875%, 05/15/32	1,552,500	1,459,593
3.125%, 08/31/29	13,516,000	13,239,344
3.250%, 06/30/29	11,482,600	11,310,810
3.500%, 01/31/30	8,144,900	8,075,859
3.625%, 05/31/28	7,232,700	7,233,830
3.625%, 09/30/31	11,385,000	11,251,582
3.750%, 12/31/28	17,354,000	17,408,909
3.875%, 11/30/27	6,100,000	6,132,168
4.000%, 01/15/27	10,412,300	10,451,346
4.000%, 02/15/34	8,864,000	8,840,801
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.125%, 02/28/27	13,023,600	$13,101,436
4.125%, 11/30/29	25,459,000	25,868,731
4.250%, 03/15/27	10,412,300	10,496,900
4.250%, 06/30/31	12,978,100	13,260,982
4.250%, 08/15/35 (m)	20,089,600	20,252,828
4.375%, 12/15/26	7,323,200	7,380,413
4.500%, 07/15/26	12,977,300	13,049,588
4.500%, 12/31/31	11,015,400	11,397,497
4.625%, 03/15/26	14,800,000	14,849,603
4.875%, 10/31/30	14,030,900	14,748,339
Total U.S. Treasury & Government Agencies (Cost $603,650,246)		565,267,157

Non-Agency Mortgage-Backed Securities—9.8%
Collateralized Mortgage Obligations — 4.0%
Agate Bay Mortgage Trust
3.443%, 04/25/45 (144A) (a)	150,000	93,526
3.484%, 06/25/45 (144A) (a)	104,000	61,045
3.625%, 01/25/45 (144A) (a)	130,000	80,386
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	1,388	482
1.740%, 12/25/60 (144A) (a)	3,229,861	2,839,488
2.693%, 12/25/60 (144A) (a)	744,000	572,028
2.940%, 12/25/60 (144A) (a)	293,000	211,890
3.729%, 12/25/60 (144A) (a)	449,000	298,691
4.875%, 06/25/61 (144A) (l)	7,641,044	7,635,487
5.000%, 03/25/60 (144A) (l)	2,288,121	2,286,997
6.115%, 01/25/61 (144A) (l)	1,048,238	1,048,007
American Home Mortgage Assets Trust
5.093%, 12M MTA + 0.940%, 10/25/46 (a)	291,438	191,444
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (l)	1,551,440	1,543,550
5.637%, 02/25/70 (144A) (l)	891,335	899,651
Atlas Funding PLC
5.523%, SONIA + 1.550%, 09/20/61 (GBP) (a)	99,899	135,671
Banc of America Alternative Loan Trust
5.500%, 10/25/33	505,653	510,434
6.498%, 10/25/36 (l)	236,459	62,207
Barclays Mortgage Trust
5.000%, 11/25/51 (144A) (l)	1,401,516	1,401,077
Braccan Mortgage Funding PLC
8.326%, SONIA + 4.340%, 02/15/67 (GBP) (a)	385,691	521,942
BRAVO Residential Funding Trust
5.678%, 11/25/64 (144A) (l)	1,130,848	1,141,714
CFMT LLC
3.000%, 06/25/34 (144A) (a)	161,000	153,129
Chase Mortgage Finance Trust
5.769%, 02/25/37 (a)	1,112,497	1,102,038
6.000%, 12/25/37	6,233,431	2,439,297
CHL Mortgage Pass-Through Trust
5.113%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	845,766
5.750%, 07/25/37	293,618	136,583
6.000%, 02/25/37	804,499	284,959
6.000%, 05/25/37	2,824,454	1,145,697
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust
6.000%, 08/25/37	5,519,512	$2,333,112
6.000%, 01/25/38	935,347	384,901
Citadel PLC
5.423%, SONIA + 1.450%, 04/28/60 (GBP) (a)	100,000	135,944
5.723%, SONIA + 1.750%, 04/28/60 (GBP) (a)	100,000	135,634
6.423%, SONIA + 2.450%, 04/28/60 (GBP) (a)	100,000	136,807
7.723%, SONIA + 3.750%, 04/28/60 (GBP) (a)	100,000	136,770
Citigroup Mortgage Loan Trust, Inc.
4.772%, 1M TSFR + 0.614%, 05/25/37 (a)	240,132	222,963
COLT Mortgage Loan Trust
7.821%, 09/25/68 (144A) (a)	2,314,000	2,339,623
Countrywide Alternative Loan Trust
4.440%, 1M TSFR + 0.304%, 03/20/47 (a)	701,529	607,939
4.540%, 1M TSFR + 0.404%, 12/20/46 (a)	3,148,820	2,790,434
4.552%, 1M TSFR + 0.394%, 04/25/47 (a)	349,995	324,263
4.622%, 1M TSFR + 0.464%, 06/25/35 (a)	841,560	746,378
4.650%, 1M TSFR + 0.514%, 07/20/46 (a)	1,130,250	967,172
4.652%, 1M TSFR + 0.494%, 10/25/46 (a)	470,632	440,554
4.710%, 1M TSFR + 0.574%, 05/20/46 (a)	1,967,364	1,765,304
4.732%, 1M TSFR + 0.574%, 03/25/36 (a)	141,597	139,362
4.732%, 1M TSFR + 0.574%, 11/25/36 (a)	516,441	467,468
4.772%, 1M TSFR + 0.614%, 07/25/46 (a)	2,049,876	1,850,036
4.832%, 1M TSFR + 0.674%, 08/25/35 (a)	4,104,669	3,941,354
5.500%, 06/25/25	66,051	52,909
5.500%, 04/25/37	506,361	228,516
5.883%, 12M MTA + 1.730%, 11/25/46 (a)	1,355,076	1,130,189
6.000%, 05/25/36	1,254,754	460,953
6.000%, 04/25/37	89,391	38,768
6.000%, 05/25/37	1,938,255	883,864
6.250%, 10/25/36	163,021	78,706
Cross Mortgage Trust
5.735%, 02/25/70 (144A) (a)	704,220	711,399
7.135%, 11/25/68 (144A) (l)	289,685	294,228
CRSO Trust
7.121%, 07/10/40 (a)	5,522,122	5,751,502
CSFB Mortgage-Backed Pass-Through Certificates
5.622%, 1M TSFR + 1.464%, 11/25/35 (a)	407,238	82,744
CSMC Trust
3.869%, 02/25/61 (144A) (a)	1,400,594	1,393,777
4.265%, 03/25/67 (144A) (a)	560,000	552,660
8.871%, 12/25/67 (144A) (a)	1,509,262	1,520,797
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,490	969,516
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.612%, 1M TSFR + 0.454%, 08/25/47 (a)	246,531	228,071
Exmoor Funding PLC
5.887%, SONIA + 1.900%, 03/25/94 (GBP) (a)	100,000	135,853
6.787%, SONIA + 2.800%, 03/25/94 (GBP) (a)	100,000	136,579
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (a)	276,251	269,221
GCAT Trust
3.471%, 05/25/66 (144A) (a)	240,000	182,483
GreenPoint Mortgage Funding Trust
6.153%, 12M MTA + 2.000%, 03/25/36 (a)	79,518	72,223
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GS Mortgage-Backed Securities Corp. Trust
4.364%, 11/25/49 (144A) (a)	237,267	$216,267
GSR Mortgage Loan Trust
6.000%, 07/25/37	326,744	206,371
HarborView Mortgage Loan Trust
4.658%, 1M TSFR + 0.524%, 12/19/36 (a)	1,021,054	807,179
Impac Secured Assets Trust
4.612%, 1M TSFR + 0.454%, 11/25/36 (a)	447,302	408,785
IndyMac INDX Mortgage Loan Trust
3.834%, 09/25/37 (a)	598,059	387,473
JP Morgan Alternative Loan Trust
4.692%, 1M TSFR + 0.534%, 03/25/37 (a)	386,140	319,770
4.779%, 05/25/37 (a)	102,270	89,996
JP Morgan Mortgage Trust
0.267%, 02/25/52 (144A) (a) (c)	7,724,019	113,199
0.500%, 02/25/52 (144A) (a) (c)	7,724,687	212,278
2.500%, 02/25/52 (144A) (a)	6,027,987	4,996,821
3.130%, 02/25/52 (144A) (a)	118,857	56,561
3.267%, 02/25/52 (144A) (a)	914,258	775,855
6.500%, 08/25/36	182,325	58,278
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	497,650	481,137
5.750%, 04/25/61 (144A) (l)	2,217,159	2,215,431
MASTR Resecuritization Trust
3.795%, 08/25/37 (144A) (a)	204,598	78,077
Merrill Lynch Mortgage Investors Trust
4.592%, 1M TSFR + 0.434%, 09/25/37 (a)	94,851	47,376
5.839%, 05/25/36 (a)	356,764	230,939
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	447,436
Miltonia Mortgage Finance SRL
3.248%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (a)	258,000	302,984
Morgan Stanley Resecuritization Trust
4.068%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,227,021	2,924,967
Mortgage Loan Resecuritization Trust
4.735%, 1M TSFR + 0.454%, 04/16/36 (144A) (a)	461,777	453,503
Mortimer PLC
5.536%, SONIA + 1.550%, 09/22/67 (GBP) (a)	100,000	135,604
6.086%, SONIA + 2.100%, 09/22/67 (GBP) (a)	100,000	136,109
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	144,296	141,869
NLT Trust
3.322%, 08/25/56 (144A) (a)	1,361,000	1,046,334
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (l)	210,905	37,269
NYMT Trust
7.375%, 05/25/64 (144A) (l)	1,370,912	1,363,427
OBX Trust
5.648%, 12/01/64 (144A) (l)	661,749	668,523
RALI Trust
4.632%, 1M TSFR + 0.474%, 12/25/36 (a)	356,328	312,637
Reperforming Loan Trust REMICS
4.612%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	122,349	118,177
Residential Asset Securitization Trust
2.178%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (c)	11,384,211	1,325,780
4.822%, 1M TSFR + 0.664%, 09/25/37 (a)	11,384,211	2,933,175
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust
6.250%, 12/25/36	3,526,776	$2,426,688
RFMSI Trust
5.486%, 11/25/36 (a)	24,271	20,460
5.550%, 08/25/36 (a)	699,628	492,742
5.736%, 10/25/37 (a)	522,017	316,436
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	485,417
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (l)	825,000	834,832
Sequoia Mortgage Trust
4.353%, 07/20/37 (a)	129,688	101,892
Starwood Mortgage Residential Trust
2.175%, 05/25/65 (144A) (a)	1,360,000	1,221,867
Stratton Mortgage Funding PLC
5.487%, SONIA + 1.500%, 06/25/49 (GBP) (a)	100,000	134,576
Structured Adjustable Rate Mortgage Loan Trust
4.059%, 04/25/36 (a)	161,089	83,599
4.826%, 04/25/47 (a)	499,033	186,794
Structured Asset Mortgage Investments II Trust
4.652%, 1M TSFR + 0.494%, 06/25/36 (a)	679,619	597,340
4.692%, 1M TSFR + 0.534%, 05/25/46 (a)	117,472	83,191
4.732%, 1M TSFR + 0.574%, 02/25/36 (a)	398,446	371,984
Verus Securitization Trust
7.438%, 03/25/68 (144A) (a)	484,000	486,920
Visio Trust
3.910%, 11/25/54 (144A) (a)	169,000	157,085
5.750%, 08/25/57 (144A) (a)	171,000	170,246
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	97,923
Voyager OPTONE Delaware Trust
4.032%, 02/25/38 (144A) (a) (c)	2,785,740	602,628
WaMu Mortgage Pass-Through Certificates Trust
3.712%, 04/25/37 (a)	3,556,239	3,210,517
4.903%, 12M MTA + 0.750%, 06/25/47 (a)	1,201,188	1,007,037
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.118%, 10/25/36 (l)	842,162	280,344
4.792%, 1M TSFR + 0.634%, 12/25/35 (a)	1,625,138	1,444,871
4.853%, 12M MTA + 0.700%, 01/25/47 (a)	1,947,908	1,675,379
4.892%, 1M TSFR + 0.734%, 06/25/37 (a)	117,121	110,703
Winchester 1 PLC
5.603%, SONIA + 1.550%, 10/21/56 (GBP) (a)	100,000	135,549
6.053%, SONIA + 2.000%, 10/21/56 (GBP) (a)	100,000	135,975
		103,606,744
Commercial Mortgage-Backed Securities — 5.8%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (a)	230,000	205,850
245 Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (c)	5,000,000	12,993
3.779%, 06/05/37 (144A) (a)	207,000	196,552
280 Park Avenue Mortgage Trust
6.055%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	490,938
6.637%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,904,749
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ACREC LLC
5.446%, 1M TSFR + 1.310%, 08/18/42 (144A) (a)	1,870,000	$1,869,991
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	102,124
ARES Commercial Mortgage Trust
5.593%, 1M TSFR + 1.443%, 10/15/34 (144A) (a)	1,120,000	1,120,700
5.842%, 1M TSFR + 1.692%, 07/15/41 (144A) (a)	100,000	100,250
8.089%, 1M TSFR + 3.938%, 07/15/41 (144A) (a)	1,500,000	1,501,551
Ashford Hospitality Trust
6.423%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	137,138
Atrium Hotel Portfolio Trust
6.398%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	990,251
9.520%, 11/10/29 (144A) (a)	100,000	102,798
BAHA Trust
6.171%, 12/10/41 (144A) (a)	1,450,000	1,499,382
BAMLL Trust
6.001%, 1M TSFR + 1.850%, 02/15/42 (144A) (a)	1,435,000	1,436,794
9.401%, 1M TSFR + 5.250%, 02/15/42 (144A) (a)	585,000	587,194
Bank
0.458%, 09/15/62 (a) (c)	8,619,000	115,265
Bank of America Merrill Lynch Commercial Mortgage Trust
0.726%, 02/15/50 (a) (c)	4,070,000	26,387
Bayview Commercial Asset Trust
4.647%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	48,985	47,096
4.677%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	85,164	80,963
4.722%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	42,263	40,050
4.722%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	49,845	47,898
4.812%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	47,015	44,236
4.947%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	31,463	30,028
6.522%, 1M TSFR + 2.364%, 12/25/37 (144A) (a)	672,392	597,198
BBCMS Mortgage Trust
5.070%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,677,149
Benchmark Mortgage Trust
1.172%, 03/15/52 (a) (c)	3,267,447	87,999
1.362%, 02/15/54 (a) (c)	5,033,965	239,551
BFLD Commercial Mortgage Trust
4.674%, 10/10/42 (144A) (a)	178,000	176,944
7.913%, 10/10/42 (144A) (a)	199,000	197,914
BFLD Trust
7.966%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	8,288
BMP Trust
7.539%, 1M TSFR + 3.389%, 06/15/41 (144A) (a)	382,000	382,000
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	1,041,133
BPR Trust
7.866%, 1M TSFR + 3.714%, 09/15/38 (144A) (a)	492,000	485,980
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,379,690
3.454%, 03/10/33 (144A)	1,162,116	1,110,726
3.633%, 03/10/33 (144A)	600,000	546,061
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,658,472	1,531,805
5.175%, 1M TSFR + 1.024%, 02/15/33 (144A) † (a)	2,391,915	2,390,992
5.443%, 1M TSFR + 1.293%, 12/15/39 (144A) (a)	610,765	612,292
5.592%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,048,680	1,049,663
5.592%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	194,800	194,922
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Commercial Mortgage Trust
5.691%, 1M TSFR + 1.541%, 05/15/34 (144A) (a)	611,944	$612,135
5.792%, 1M TSFR + 1.641%, 05/15/41 (144A) (a)	1,874,423	1,876,766
5.912%, 1M TSFR + 1.761%, 12/09/40 (144A) (a)	605,027	605,783
6.415%, 1M TSFR + 2.264%, 02/15/33 (144A) † (a)	1,466,417	1,464,370
7.027%, 1M TSFR + 2.880%, 10/15/41 (144A) (a)	1,240,000	1,246,588
7.066%, 1M TSFR + 2.914%, 06/15/38 (144A) (a)	605,460	605,649
7.290%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	3,164,600	3,174,489
7.291%, 1M TSFR + 3.141%, 06/15/27 (144A) (a)	560,000	565,600
7.739%, 1M TSFR + 3.589%, 12/09/40 (144A) (a)	826,274	828,082
8.074%, 1M TSFR + 3.927%, 10/15/41 (144A) (a)	302,000	302,374
8.338%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	1,874,631	1,886,964
8.515%, 1M TSFR + 4.364%, 02/15/33 (144A) † (a)	979,005	977,623
BX Trust
4.076%, 12/09/41 (144A) (a)	1,743,000	1,648,437
5.066%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	162,000	161,949
5.164%, 1M TSFR + 1.014%, 10/15/36 (144A) (a)	713,000	712,332
5.500%, 1M TSFR + 1.350%, 10/15/27 (144A) (a)	431,000	431,000
5.593%, 1M TSFR + 1.443%, 03/15/42 (144A) (a)	530,000	529,834
5.642%, 1M TSFR + 1.491%, 06/15/41 (144A) (a)	2,434,000	2,435,521
5.691%, 1M TSFR + 1.541%, 06/15/37 (144A) (a)	1,877,885	1,880,819
6.240%, 1M TSFR + 2.090%, 03/15/41 (144A) (a)	530,000	530,166
6.666%, 1M TSFR + 2.514%, 02/15/36 (144A) (a)	1,742,188	1,737,833
6.840%, 1M TSFR + 2.690%, 05/15/38 (144A) (a)	5,434,000	5,467,890
7.040%, 1M TSFR + 2.889%, 06/15/41 (144A) (a)	460,000	460,575
7.092%, 1M TSFR + 2.941%, 03/15/30 (144A) (a)	1,403,526	1,405,752
7.266%, 1M TSFR + 3.114%, 02/15/36 (144A) (a)	893,171	888,704
8.088%, 1M TSFR + 3.938%, 06/15/41 (144A) (a)	1,180,000	1,181,454
8.589%, 1M TSFR + 4.439%, 03/15/41 (144A) (a)	1,141,000	1,149,466
9.539%, 1M TSFR + 5.389%, 03/15/41 (144A) (a)	547,000	551,058
BXP Trust
2.868%, 01/15/44 (144A) (a)	327,000	266,143
3.670%, 08/13/37 (144A) (a)	760,000	621,286
Cassia SRL
4.534%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (a)	1,203,614	1,414,497
CD Mortgage Trust
3.631%, 02/10/50	350,000	339,748
3.956%, 08/15/50 (a)	363,000	350,632
CFCRE Commercial Mortgage Trust
0.871%, 05/10/58 (a) (c)	2,370,000	8,156
CFK Trust
4.791%, 01/15/39 (144A) (a)	728,000	681,456
CFSP Mortgage Trust
6.500%, 04/15/37	1,122,080	1,085,819
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (c)	7,730,000	268,526
COAST Commercial Mortgage Trust
6.741%, 1M TSFR + 2.591%, 08/15/36 (144A) (a)	2,090,000	2,090,000
COMM Mortgage Trust
3.285%, 10/10/36 (144A) (a)	140,636	103,971
5.991%, 1M TSFR + 1.841%, 06/15/41 (144A) (a)	1,220,000	1,216,569
6.740%, 1M TSFR + 2.590%, 06/15/41 (144A) (a)	367,000	368,032
8.637%, 1M TSFR + 4.487%, 06/15/41 (144A) (a)	484,000	482,224
CSAIL Commercial Mortgage Trust
0.322%, 11/15/50 (a) (c)	3,940,000	20,857
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
0.674%, 09/15/52 (a) (c)	4,150,000	$75,305
1.461%, 09/15/52 (a) (c)	2,769,231	106,960
1.693%, 06/15/52 (a) (c)	6,853,117	311,474
CSMC Trust
3.904%, 11/10/32 (144A) (a)	301,000	89,548
9.628%, 1M TSFR + 5.476%, 10/15/37 (144A) (a)	423,000	387,172
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	27,985
3.276%, 05/10/49	240,000	237,849
DBSG Mortgage Trust
6.144%, 06/10/37 (144A) (a)	374,607	380,897
DK Trust
5.743%, 1M TSFR + 1.593%, 08/15/37 (144A) (a)	217,000	217,000
7.041%, 1M TSFR + 2.891%, 08/15/37 (144A) (a)	132,000	132,165
ELM Trust
0.242%, 06/10/39 (144A) (a) (c)	7,464,000	11,589
1.613%, 06/10/39 (144A) (a) (c)	6,760,000	69,744
5.994%, 06/10/39 (144A) (a)	1,420,000	1,431,692
8.046%, 06/10/39 (144A) (a)	924,000	930,043
ELP Commercial Mortgage Trust
7.382%, 1M TSFR + 3.230%, 11/15/38 (144A) (a)	408,736	408,225
Extended Stay America Trust
5.450%, 1M TSFR + 1.300%, 10/15/42 (144A) (a)	542,000	543,016
6.515%, 1M TSFR + 2.364%, 07/15/38 (144A) (a)	319,602	319,602
7.115%, 1M TSFR + 2.964%, 07/15/38 (144A) (a)	813,761	813,761
7.965%, 1M TSFR + 3.814%, 07/15/38 (144A) (a)	4,181,806	4,181,806
Fontainebleau Miami Beach Mortgage Trust
5.600%, 1M TSFR + 1.450%, 12/15/39 (144A) (a)	1,285,419	1,285,821
9.800%, 1M TSFR + 5.650%, 12/15/39 (144A) (a)	297,000	299,421
FS Trust
5.961%, 1M TSFR + 1.811%, 08/15/39 (144A) (a)	1,727,000	1,729,698
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	529,892
5.151%, 1M TSFR + 0.999%, 11/15/36 (144A) (a)	1,140,000	1,139,289
6.241%, 1M TSFR + 2.091%, 03/15/28 (144A) (a)	130,000	130,528
6.786%, 1M TSFR + 2.650%, 11/25/41 (144A) (a)	1,117,000	1,118,583
GS Mortgage Securities Trust
1.771%, 12/12/53 (144A) (a) (c)	2,937,573	189,483
3.930%, 11/10/52 (a)	60,000	54,756
GWT Trust
5.841%, 1M TSFR + 1.691%, 05/15/41 (144A) (a)	2,672,000	2,677,010
HIH Trust
7.790%, 1M TSFR + 3.640%, 10/15/41 (144A) (a)	177,346	178,066
HILT Commercial Mortgage Trust
5.691%, 1M TSFR + 1.541%, 05/15/37 (144A) (a)	1,946,000	1,949,041
6.590%, 1M TSFR + 2.440%, 05/15/37 (144A) (a)	1,203,000	1,204,880
7.339%, 1M TSFR + 3.189%, 05/15/37 (144A) (a)	815,000	814,491
HLTN Commercial Mortgage Trust
5.792%, 1M TSFR + 1.642%, 06/15/41 (144A) (a)	2,918,633	2,923,193
HMH Trust
3.062%, 07/05/31 (144A)	740,000	621,600
HTL Commercial Mortgage Trust
10.602%, 05/10/39 (144A) (a)	3,379,000	3,496,541
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	662,050	563,981
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
0.606%, 04/15/46 (a) (c)	3,265,228	$8,911
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	26,038
5.407%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	116,290	99,475
6.216%, 1M TSFR + 2.064%, 04/15/38 (144A) (a)	787,000	787,738
6.358%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	570,000	437,453
6.966%, 1M TSFR + 2.814%, 04/15/38 (144A) (a)	959,000	960,199
7.466%, 1M TSFR + 3.314%, 04/15/38 (144A) (a)	450,000	450,844
7.940%, 1M TSFR + 3.790%, 04/15/37 (144A) (a)	797,620	753,816
JPMBB Commercial Mortgage Securities Trust
0.551%, 09/15/47 (a) (c)	73,779	1
4.314%, 12/15/48 (144A) (a)	150,000	136,829
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (c)	2,067,000	12,893
JW Commercial Mortgage Trust
5.771%, 1M TSFR + 1.621%, 06/15/39 (144A) (a)	1,410,000	1,414,399
7.339%, 1M TSFR + 3.189%, 06/15/39 (144A) (a)	310,000	312,078
KSL Commercial Mortgage Trust
5.693%, 1M TSFR + 1.542%, 12/15/39 (144A) (a)	5,838,161	5,836,337
LBA Trust
5.741%, 1M TSFR + 1.591%, 06/15/39 (144A) (a)	1,840,000	1,842,300
8.587%, 1M TSFR + 4.437%, 06/15/39 (144A) (a)	153,000	152,582
Lehman Brothers Small Balance Commercial Mortgage Trust
4.722%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	137,541	130,940
LEX Mortgage Trust
5.036%, 10/13/33 (144A) (a)	1,711,000	1,721,226
LSTAR Commercial Mortgage Trust
1.004%, 03/10/50 (144A) (a) (c)	584,236	4,517
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (c)	2,421,000	25,126
5.924%, 06/12/39 (144A)	520,000	527,418
8.725%, 06/12/39 (144A)	322,000	327,422
8.805%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	350,476	348,847
MFT Mortgage Trust
3.593%, 02/10/42 (144A) (a)	176,781	128,765
MHC Commercial Mortgage Trust
6.365%, 1M TSFR + 2.215%, 04/15/38 (144A) (a)	602,400	602,965
6.865%, 1M TSFR + 2.715%, 04/15/38 (144A) (a)	154,400	154,497
Morgan Stanley Bank of America Merrill Lynch Trust
1.379%, 12/15/47 (144A) † (a) (c)	1,810,000	24
Morgan Stanley Capital I Trust
1.157%, 03/15/52 (a) (c)	2,159,373	60,549
2.294%, 06/15/50 (144A) (a) (c)	1,190,000	38,112
3.000%, 06/15/52 (144A)	97,000	78,450
4.061%, 12/15/50 (a)	4,067,000	3,963,540
MSWF Commercial Mortgage Trust
1.141%, 12/15/56 (a) (c)	8,231,259	471,303
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	261,198
NJ Trust
6.697%, 01/06/29 (144A) (a)	350,000	367,349
NRTH Commercial Mortgage Trust
5.543%, 1M TSFR + 1.393%, 10/15/40 (144A) (a)	300,000	299,250
NYCT Trust
7.988%, 1M TSFR + 3.838%, 08/15/29 (144A) (a)	198,000	197,999
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (c)	13,300,000	$61,520
4.077%, 05/10/39 (144A) (a)	1,049,000	882,887
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	117,886
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (c)	17,538,712	175
0.219%, 02/10/32 (144A) (a) (c)	3,507,742	5,746
One New York Plaza Trust
7.016%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	152,000
OPEN Trust
7.239%, 1M TSFR + 3.089%, 11/15/40 (144A) (a)	10,532	10,532
ORL Trust
5.643%, 1M TSFR + 1.493%, 12/15/39 (144A) (a)	2,560,000	2,560,800
PGA Trust
6.041%, 1M TSFR + 1.891%, 06/15/39 (144A) (a)	1,527,000	1,527,000
PRM5 Trust
5.812%, 03/10/33 (144A) (a)	262,000	261,143
ROCK Trust
5.388%, 11/13/41 (144A)	1,116,274	1,150,115
SCG Commercial Mortgage Trust
6.300%, 1M TSFR + 2.150%, 03/15/35 (144A) (a)	100,000	99,750
7.100%, 1M TSFR + 2.950%, 03/15/35 (144A) (a)	581,000	580,637
SCG Mortgage Trust
5.891%, 1M TSFR + 1.741%, 04/15/41 (144A) (a)	2,258,000	2,259,410
SHR Trust
7.750%, 1M TSFR + 3.600%, 10/15/41 (144A) (a)	255,000	256,820
SREIT Trust
6.883%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	342,700	342,700
6.890%, 1M TSFR + 2.739%, 11/15/38 (144A) (a)	746,569	745,869
TCO Commercial Mortgage Trust
5.393%, 1M TSFR + 1.243%, 12/15/39 (144A) (a)	1,329,000	1,330,661
6.891%, 1M TSFR + 2.741%, 12/15/39 (144A) (a)	100,000	100,375
Thunder Logistics DAC
4.086%, 3M EURIBOR + 2.050%, 11/17/36 (EUR) (a)	71,578	83,953
4.586%, 3M EURIBOR + 2.550%, 11/17/36 (EUR) (a)	71,578	83,911
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (a)	320,000	337,871
U.K. Logistics DAC
5.636%, SONIA + 1.650%, 05/17/34 (GBP) (a)	202,000	272,348
7.986%, SONIA + 4.000%, 05/17/35 (GBP) (a)	716,627	968,119
UBS Commercial Mortgage Trust
1.109%, 12/15/52 (a) (c)	6,738,744	198,765
1.578%, 10/15/52 (a) (c)	3,934,720	185,836
VEGAS Trust
6.424%, 07/10/36 (144A) (a)	3,150,000	3,132,858
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	1,997,286	1,789,636
2.980%, 02/25/50 (144A) (a)	90,668	72,573
4.240%, 11/25/47 (144A) (a)	66,639	62,567
4.480%, 12/26/51 (144A) (a)	226,567	186,841
5.000%, 11/25/47 (144A) (a)	39,173	35,615
7.330%, 02/25/55 (144A) (a)	313,599	318,618
9.640%, 01/25/53 (144A) (a)	216,108	206,806
10.150%, 02/25/55 (144A) (a)	108,573	110,202
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
VRTX Trust
5.670%, 08/05/42 (144A) (a)	970,000	$979,623
Wells Fargo Commercial Mortgage Trust
0.312%, 07/15/43 (144A) (a) (c)	5,050,000	42,016
1.116%, 12/15/48 (a) (c)	93,248	2
1.367%, 08/15/49 (144A) (a) (c)	1,430,000	14,739
1.571%, 05/15/52 (a) (c)	4,552,158	170,184
5.484%, 07/15/35 (144A) (a)	421,000	424,855
6.215%, 07/15/43 (144A)	640,000	663,132
6.432%, 07/15/43 (144A)	407,000	418,033
7.082%, 07/15/43 (144A)	170,000	172,998
		149,940,238
Total Non-Agency Mortgage-Backed Securities (Cost $266,455,518)		253,546,982

Asset-Backed Securities—8.7%
Asset-Backed - Automobile — 0.2%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.530%, 1M EURIBOR + 1.600%, 03/21/34 (EUR) (a)	94,192	111,557
Auto ABS Italian Stella Loans SRL
3.596%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (a)	77,497	91,786
4.196%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (a)	77,497	92,152
Auto1 Car Funding SARL
5.377%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (a)	100,000	121,055
Cardiff Auto Receivables Securitisation PLC
5.873%, SONIA + 1.900%, 08/20/31 (GBP) (a)	259,000	351,547
6.573%, SONIA + 2.600%, 08/20/31 (GBP) (a)	197,000	268,526
Dowson PLC
7.923%, SONIA + 3.950%, 08/20/31 (GBP) (a)	500,000	675,982
10.923%, SONIA + 6.950%, 08/20/31 (GBP) (a)	500,000	682,427
Hill FL BV
3.859%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (a)	100,000	115,871
Huntington Bank Auto Credit-Linked Notes
5.589%, SOFR30A + 1.200%, 09/20/33 (144A) (a)	345,037	345,162
OneMain Direct Auto Receivables Trust
6.100%, 07/14/37 (144A)	473,000	481,810
Pony SA
3.077%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (a)	97,337	114,493
3.527%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (a)	97,337	115,014
SCF Rahoituspalvelut XIII DAC
3.270%, 1M EURIBOR + 1.400%, 06/25/34 (EUR) (a)	100,000	118,187
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	1,271,000	1,271,938
		4,957,507
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
5.373%, SONIA + 1.400%, 07/15/32 (GBP) (a)	100,000	135,507
5.873%, SONIA + 1.900%, 07/15/32 (GBP) (a)	111,000	150,813
6.623%, SONIA + 2.650%, 07/15/32 (GBP) (a)	246,000	336,570
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
3.689%, 1M EURIBOR + 1.800%, 10/27/42 (EUR) (a)	100,000	118,469
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
5.889%, 1M EURIBOR + 4.000%, 10/27/42 (EUR) (a)	100,000	$119,121
		860,480
Asset-Backed - Home Equity — 0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30	102,266	98,052
ACE Securities Corp. Home Equity Loan Trust
4.532%, 1M TSFR + 0.374%, 05/25/37 (a)	968,324	151,413
4.962%, 1M TSFR + 0.804%, 08/25/35 (a)	213,203	186,837
ACE Securities Corp. Mortgage Loan Trust
6.930%, 02/25/38 (144A) (l)	93,226	80,144
Argent Mortgage Loan Trust
4.752%, 1M TSFR + 0.594%, 05/25/35 (a)	1,542,383	1,277,506
Argent Securities Trust
4.572%, 1M TSFR + 0.414%, 07/25/36 (a)	522,437	140,930
Bayview Financial Revolving Asset Trust
5.280%, 1M TSFR + 1.114%, 05/28/39 (144A) (a)	2,699,561	2,254,795
5.280%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	77,012	82,748
Bear Stearns Asset-Backed Securities I Trust
4.752%, 1M TSFR + 0.594%, 06/25/36 (a)	390,033	382,929
4.972%, 1M TSFR + 0.814%, 04/25/37 (a)	2,930,121	2,818,664
5.997%, 1M TSFR + 1.839%, 08/25/34 (a)	1,726	1,691
6.250%, 12/25/35 (l)	1,100,309	1,085,195
6.250%, 02/25/36 (l)	1,349,859	1,405,409
Bear Stearns Asset-Backed Securities Trust
4.832%, 1M TSFR + 0.674%, 04/25/36 (a)	2,048,242	1,992,732
6.521%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,187,288
Bear Stearns Structured Products Trust
6.272%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	405,449	403,684
Citigroup Mortgage Loan Trust, Inc.
4.472%, 1M TSFR + 0.314%, 05/25/37 (a)	1,496,888	1,011,174
4.542%, 1M TSFR + 0.384%, 05/25/37 (a)	679,952	459,616
CWABS Asset-Backed Certificates Trust
4.647%, 1M TSFR + 0.489%, 06/25/37 (a)	886,445	841,991
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	25,135	38,883
GSAA Home Equity Trust
5.772%, 11/25/36 (a)	154,060	41,770
Home Equity Mortgage Loan Asset-Backed Trust
3.522%, 1M TSFR + 2.139%, 07/25/34 (a)	90,161	86,918
Home Equity Mortgage Trust
5.867%, 07/25/36 (l)	445,387	40,145
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (l)	10,326	10,372
MASTR Asset-Backed Securities Trust
4.792%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	283,889	265,782
4.832%, 1M TSFR + 0.674%, 05/25/37 (a)	621,846	530,498
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (l)	3,069,181	1,054,020
6.512%, 10/25/36 (l)	265,778	56,713
Option One Mortgage Loan Trust
4.482%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	815,653
5.860%, 01/25/37 (l)	20,181	19,772
5.866%, 01/25/37 (l)	2,047,188	1,769,414
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
RCKT Mortgage Trust
8.005%, 04/25/44 (144A) (a)	1,647,000	$1,694,936
9.693%, 04/25/44 (144A) (a)	116,000	119,311
Yale Mortgage Loan Trust
4.672%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	681,093	211,571
		23,618,556
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	40,189
7.179%, 12/10/25 (a)	4,000,000	337,987
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	81,812
7.830%, 06/15/30 (a)	1,178,847	78,394
8.290%, 06/15/30 (a)	850,435	59,877
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,320,478	1,268,006
Conseco Finance Corp.
6.830%, 04/01/30 (a)	847,602	862,948
7.500%, 03/01/30 (a)	343,222	90,270
7.860%, 03/01/30 (a)	320,492	88,082
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	165,792
8.060%, 09/01/29 (a)	586,391	75,314
8.200%, 05/01/31	1,604,918	312,081
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	178,656	181,092
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (l)	3,911,828	3,279,471
GreenPoint Manufactured Housing
9.230%, 12/15/29 (a)	230,714	230,623
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	253,477	255,637
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	138,271	56,354
7.620%, 06/15/32 (a)	566,258	573,538
Origen Manufactured Housing Contract Trust
5.465%, 1M TSFR + 1.314%, 10/15/37 (144A) (a)	39,040	38,866
7.820%, 03/15/32 (a)	140,711	141,301
		8,217,634
Asset-Backed - Other — 6.3%
720 East CLO VII Ltd.
5.341%, 3M TSFR + 1.060%, 04/20/37 (144A) (a)	970,000	968,622
AB BSL CLO 3 Ltd.
5.576%, 3M TSFR + 1.250%, 04/20/38 (144A) (a)	250,000	250,951
AGL CLO 12 Ltd.
5.747%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	1,310,000	1,311,813
AGL CLO 13 Ltd.
5.923%, 3M TSFR + 1.650%, 10/20/34 (144A) (a)	340,000	339,820
AGL CLO 32 Ltd.
5.706%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	250,000	250,751
AGL Core CLO 15 Ltd.
5.737%, 3M TSFR + 1.412%, 01/20/35 (144A) (a)	250,000	250,335
AGL Core CLO 2 Ltd.
5.786%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	950,000	953,833
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
AGL Core CLO 4 Ltd.
5.706%, 3M TSFR + 1.380%, 10/20/37 (144A) (a)	860,000	$863,005
AIMCO CLO 11 Ltd.
5.972%, 3M TSFR + 1.650%, 07/17/37 (144A) (a)	330,000	331,464
AIMCO CLO 21 Ltd.
6.249%, 3M TSFR + 1.920%, 04/18/37 (144A) (a)	250,000	250,876
Anchorage Capital CLO 15 Ltd.
5.621%, 3M TSFR + 1.410%, 07/20/38 (144A) (a)	250,000	250,534
Anchorage Capital CLO 17 Ltd.
5.548%, 3M TSFR + 1.230%, 02/15/38 (144A) (a)	1,890,000	1,890,176
Anchorage Capital CLO 6 Ltd.
6.070%, 3M TSFR + 1.800%, 07/22/38 (144A) (a)	540,000	542,496
Anchorage Capital CLO 7 Ltd.
5.874%, 3M TSFR + 1.560%, 04/28/37 (144A) (a)	830,000	832,328
6.364%, 3M TSFR + 2.050%, 04/28/37 (144A) (a)	1,480,000	1,484,610
8.114%, 3M TSFR + 3.800%, 04/28/37 (144A) (a)	250,000	251,897
Anchorage Capital CLO 8 Ltd.
6.375%, 3M TSFR + 2.062%, 10/27/34 (144A) (a)	1,050,000	1,051,369
Apidos CLO XXV Ltd.
5.926%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	650,000	650,543
AREIT Ltd.
5.837%, 1M TSFR + 1.686%, 05/17/41 (144A) (a)	1,960,748	1,961,077
ARES European CLO XII DAC
3.724%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	348,804
ARES LIX CLO Ltd.
5.610%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	250,192
ARES LVI CLO Ltd.
5.569%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	350,000	350,730
Asimi Funding PLC
5.323%, SONIA + 1.350%, 09/16/31 (GBP) (a)	100,000	134,676
5.723%, SONIA + 1.750%, 05/16/32 (GBP) (a)	87,999	118,965
5.923%, SONIA + 1.950%, 09/16/31 (GBP) (a)	100,000	135,194
Assurant CLO II Ltd.
5.627%, 3M TSFR + 1.302%, 04/20/31 (144A) (a)	43,089	43,079
Avoca CLO XXII DAC
3.326%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	175,112
4.926%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	291,746
Bain Capital Credit CLO Ltd.
5.838%, 3M TSFR + 1.520%, 07/15/37 (144A) (a)	1,170,000	1,174,439
5.876%, 3M TSFR + 1.550%, 07/19/31 (144A) (a)	250,000	250,042
7.680%, 3M TSFR + 3.362%, 07/24/34 (144A) (a)	250,000	249,442
Ballyrock CLO 15 Ltd.
5.648%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	1,010,000	1,012,995
Ballyrock CLO Ltd.
10.737%, 3M TSFR + 6.412%, 10/20/31 (144A) (a)	250,000	249,088
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	99,901
Barings CLO Ltd.
5.987%, 3M TSFR + 1.662%, 01/20/31 (144A) (a)	250,000	250,353
Battalion CLO 18 Ltd.
6.083%, 3M TSFR + 1.800%, 10/15/36 (144A) (a)	298,000	298,246
Battalion CLO VIII Ltd.
5.229%, 3M TSFR + 0.900%, 07/18/30 (144A) (a)	1,285,000	1,284,814
5.329%, 3M TSFR + 1.000%, 07/18/30 (144A) (a)	642,000	642,191
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BBAM U.S. CLO I Ltd.
5.518%, 3M TSFR + 1.200%, 03/30/38 (144A) (a)	390,000	$390,782
Benefit Street Partners CLO V-B Ltd.
5.856%, 3M TSFR + 1.530%, 07/20/37 (144A) (a)	2,100,000	2,106,304
Benefit Street Partners CLO XVI Ltd.
5.642%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	250,000	250,531
Benefit Street Partners CLO XX Ltd.
5.580%, 3M TSFR + 1.290%, 07/15/37 (144A) (a)	310,000	311,159
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	124,809
Birch Grove CLO 3 Ltd.
5.926%, 3M TSFR + 1.600%, 01/19/38 (144A) (a)	250,000	250,103
BlueMountain CLO Ltd.
6.169%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	970,000	972,308
6.173%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	250,415
BlueMountain CLO XXII Ltd.
6.079%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	660,000	660,519
BlueMountain EUR CLO DAC
3.776%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	657,556
BlueMountain Fuji U.S. CLO II Ltd.
5.587%, 3M TSFR + 1.262%, 10/20/30 (144A) (a)	60,778	60,778
Bridge Street CLO II Ltd.
5.817%, 3M TSFR + 1.492%, 07/20/34 (144A) (a)	250,000	250,153
Brignole Co.
5.893%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (a)	59,160	70,515
Bryant Park Funding Ltd.
5.518%, 3M TSFR + 1.200%, 04/15/38 (144A) (a)	250,000	249,753
Canyon CLO Ltd.
5.649%, 3M TSFR + 1.332%, 07/15/31 (144A) (a)	422,974	423,029
5.718%, 3M TSFR + 1.400%, 10/15/37 (144A) (a)	330,000	331,180
6.268%, 3M TSFR + 1.950%, 10/15/37 (144A) (a)	290,000	291,129
6.368%, 3M TSFR + 2.050%, 05/15/37 (144A) (a)	660,000	662,082
Carlyle U.S. CLO Ltd.
5.632%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	2,000,000	2,008,736
6.106%, 3M TSFR + 1.780%, 10/21/37 (144A) (a)	520,000	521,907
Carrington Mortgage Loan Trust
4.432%, 1M TSFR + 0.274%, 10/25/36 (a)	71,897	70,238
C-BASS Trust
4.592%, 1M TSFR + 0.434%, 10/25/36 (a)	137,601	95,267
Cedar Funding II CLO Ltd.
5.838%, 3M TSFR + 1.750%, 07/22/38 (144A) (a)	510,000	511,359
Cedar Funding V CLO Ltd.
5.684%, 3M TSFR + 1.362%, 07/17/31 (144A) (a)	383,250	383,406
Cedar Funding XI CLO Ltd.
5.499%, 3M TSFR + 1.300%, 05/29/32 (144A) (a)	250,000	250,273
Cedar Funding XIV CLO Ltd.
6.018%, 3M TSFR + 1.700%, 10/15/37 (144A) (a)	250,000	250,765
CIFC Funding Ltd.
5.649%, 3M TSFR + 1.320%, 01/18/38 (144A) (a)	510,000	511,735
5.657%, 3M TSFR + 1.332%, 04/20/34 (144A) (a)	250,000	250,258
5.679%, 3M TSFR + 1.360%, 07/23/37 (144A) (a)	666,207	667,873
5.717%, 3M TSFR + 1.392%, 10/20/34 (144A) (a)	1,190,000	1,190,390
5.729%, 3M TSFR + 1.412%, 07/15/36 (144A) (a)	250,000	250,236
5.732%, 3M TSFR + 1.410%, 07/17/37 (144A) (a)	250,000	250,873
5.739%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	1,825,000	1,830,134
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CIFC Funding Ltd.
5.768%, 3M TSFR + 1.450%, 07/16/37 (144A) (a)	940,000	$943,310
5.806%, 3M TSFR + 1.480%, 07/21/37 (144A) (a)	1,090,000	1,095,308
5.832%, 3M TSFR + 1.550%, 07/16/35 (144A) (a)	500,000	500,254
5.876%, 3M TSFR + 1.550%, 04/21/37 (144A) (a)	1,170,000	1,174,680
5.926%, 3M TSFR + 1.600%, 01/20/37 (144A) (a)	390,000	391,253
5.991%, 3M TSFR + 1.662%, 01/18/31 (144A) (a)	330,000	330,519
6.069%, 3M TSFR + 1.750%, 07/25/37 (144A) (a)	730,000	732,632
6.229%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	250,625
6.237%, 3M TSFR + 1.912%, 10/20/34 (144A) (a)	250,000	250,969
6.376%, 3M TSFR + 2.050%, 04/21/37 (144A) (a)	250,000	250,221
Citigroup Mortgage Loan Trust, Inc.
4.442%, 1M TSFR + 0.284%, 07/25/45 (a)	504,445	352,972
8.022%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	4,205,520
Clover CLO LLC
5.856%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	250,000	250,600
Countrywide Asset-Backed Certificates Trust
4.470%, 04/25/36 (a)	589,018	529,170
Credit-Based Asset Servicing & Securitization LLC
2.998%, 12/25/36 (l)	127,217	104,161
CVC Cordatus Loan Fund IV DAC
3.334%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	292,096
CWABS Asset-Backed Certificates Trust
4.692%, 1M TSFR + 0.534%, 04/25/46 (a)	504,371	406,459
CWHEQ Revolving Home Equity Loan Trust
4.415%, 1M TSFR + 0.264%, 11/15/36 (a)	58,232	57,202
4.445%, 1M TSFR + 0.294%, 05/15/35 (a)	12,446	12,367
Dryden 65 CLO Ltd.
6.191%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	250,307
Edenbrook Mortgage Funding PLC
5.936%, SONIA + 1.950%, 03/22/57 (GBP) (a)	241,132	329,452
6.536%, SONIA + 2.550%, 03/22/57 (GBP) (a)	138,924	191,034
Elmwood CLO 24 Ltd.
5.642%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	567,000	569,397
Elmwood CLO 27 Ltd.
6.279%, 3M TSFR + 1.950%, 04/18/37 (144A) (a)	250,000	250,894
Elmwood CLO 29 Ltd.
5.846%, 3M TSFR + 1.520%, 04/20/37 (144A) (a)	730,000	732,726
Elmwood CLO 30 Ltd.
5.752%, 3M TSFR + 1.430%, 07/17/37 (144A) (a)	390,000	391,117
Elmwood CLO 39 Ltd.
5.424%, 3M TSFR + 1.140%, 04/17/38 (144A) (a)	1,750,000	1,750,070
Elmwood CLO II Ltd.
5.676%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	1,140,000	1,145,193
6.026%, 3M TSFR + 1.700%, 10/20/37 (144A) (a)	250,000	250,691
Elmwood CLO XII Ltd.
5.678%, 3M TSFR + 1.360%, 10/15/37 (144A) (a)	250,000	250,734
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (a)	2,986,237	2,672,602
Euro-Galaxy III CLO DAC
5.194%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	342,271
First Franklin Mortgage Loan Trust
4.422%, 1M TSFR + 0.264%, 12/25/36 (a)	1,220,966	1,057,880
4.512%, 1M TSFR + 0.354%, 10/25/36 (a)	127,609	82,184
4.552%, 1M TSFR + 0.394%, 12/25/36 (a)	3,456,646	1,393,545
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
4.692%, 1M TSFR + 0.534%, 12/25/36 (a)	6,358,716	$2,569,771
Flatiron CLO 20 Ltd.
6.124%, 3M TSFR + 1.920%, 05/20/36 (144A) (a)	250,000	250,000
Flatiron CLO 21 Ltd.
5.686%, 3M TSFR + 1.360%, 10/19/37 (144A) (a)	2,390,000	2,396,298
Flatiron CLO 25 Ltd.
5.922%, 3M TSFR + 1.600%, 10/17/37 (144A) (a)	250,000	250,885
Fortuna Consumer Loan ABS DAC
3.559%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (a)	100,000	118,125
6.009%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (a)	300,000	358,175
Foundation Finance Trust
2.190%, 01/15/42 (144A)	335,854	320,357
4.930%, 03/15/50 (144A)	205,382	205,800
5.680%, 04/15/52 (144A)	138,000	138,743
8.350%, 04/15/52 (144A)	300,000	303,624
Fremont Home Loan Trust
4.552%, 1M TSFR + 0.394%, 02/25/37 (a)	564,020	418,013
FTA Consumo Santander
3.324%, 3M EURIBOR + 1.300%, 07/20/38 (EUR) (a)	78,536	92,754
3.674%, 3M EURIBOR + 1.650%, 07/20/38 (EUR) (a)	78,536	92,763
Golden Bar Securitisation SRL
3.529%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (a)	194,049	229,963
Golden Ray SA - Compartment 1
3.896%, 1M EURIBOR + 2.000%, 12/27/57 (EUR) (a)	100,000	117,438
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.406%, 3M TSFR + 1.080%, 10/20/34 (144A) (a)	910,000	910,193
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	262,582	253,436
Golub Capital Partners CLO 50B-R Ltd.
5.826%, 3M TSFR + 1.500%, 04/20/35 (144A) (a)	340,000	341,064
Golub Capital Partners CLO 52 B R Ltd.
6.326%, 3M TSFR + 2.000%, 04/20/37 (144A) (a)	250,000	250,412
Golub Capital Partners CLO 77 B Ltd.
5.569%, 3M TSFR + 1.250%, 01/25/38 (144A) (a)	298,333	298,698
GoodLeap Home Improvement Solutions Trust
5.350%, 10/20/46 (144A)	212,016	214,787
Henley CLO IV DAC
3.289%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	117,092
Hermitage PLC
5.573%, SONIA + 1.600%, 04/21/33 (GBP) (a)	65,816	88,901
6.323%, SONIA + 2.350%, 04/21/33 (GBP) (a)	57,733	78,235
7.873%, SONIA + 3.900%, 04/21/33 (GBP) (a)	69,280	94,212
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,358,646	1,323,735
Invesco Euro CLO V DAC
5.826%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	116,781
Juniper Valley Park CLO Ltd.
5.876%, 3M TSFR + 1.550%, 07/20/36 (144A) (a)	270,000	270,000
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) † (a)	1,432,411	143
LCM 26 Ltd.
5.657%, 3M TSFR + 1.332%, 01/20/31 (144A) (a)	10,665	10,663
LCM 29 Ltd.
5.649%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	111,598	111,669
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Lehman ABS Mortgage Loan Trust
4.362%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	117,385	$77,960
Lendmark Funding Trust
5.690%, 02/21/34 (144A)	100,000	100,085
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	669,845	560,951
2.750%, 07/20/47 (144A)	718,292	609,414
Long Beach Mortgage Loan Trust
4.572%, 1M TSFR + 0.414%, 06/25/36 (a)	436,308	204,673
4.592%, 1M TSFR + 0.434%, 08/25/36 (a)	482,261	191,187
Madison Park Funding LI Ltd.
6.287%, 3M TSFR + 1.962%, 07/19/34 (144A) (a)	260,000	260,196
Madison Park Funding LXVII Ltd.
6.369%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	642,285
Madison Park Funding XIX Ltd.
5.932%, 3M TSFR + 1.600%, 01/22/37 (144A) (a)	1,094,000	1,097,958
Madison Park Funding XXIII Ltd.
6.575%, 3M TSFR + 2.262%, 07/27/31 (144A) (a)	250,000	250,709
Mariner Finance Issuance Trust
4.680%, 11/20/36 (144A)	400,000	372,252
6.360%, 11/20/38 (144A)	183,000	187,965
Merrill Lynch First Franklin Mortgage Loan Trust
4.752%, 1M TSFR + 0.594%, 05/25/37 (a)	3,805,974	2,773,306
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	784,105	706,147
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	100,050	88,008
2.880%, 09/20/40 (144A)	90,200	79,846
Neuberger Berman CLO XXI Ltd.
5.646%, 3M TSFR + 1.320%, 01/20/39 (144A) (a)	870,000	872,827
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.826%, 3M TSFR + 1.500%, 01/20/37 (144A) (a)	250,000	249,337
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.672%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	41,935	83,600
Noria DE
3.520%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (a)	89,266	105,338
5.420%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (a)	89,266	106,230
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (g) (h)	639,000	429,718
12.500%, 07/31/26 (AUD) † (g) (h)	456,000	308,162
12.500%, 07/31/27 (AUD) † (g) (h)	759,000	524,831
OCP CLO Ltd.
5.590%, 3M TSFR + 1.262%, 04/10/33 (144A) (a)	205,066	205,232
5.655%, 3M TSFR + 1.342%, 04/26/31 (144A) (a)	3,986	3,986
5.696%, 3M TSFR + 1.370%, 07/20/37 (144A) (a)	500,000	501,278
5.726%, 3M TSFR + 1.400%, 07/20/37 (144A) (a)	250,000	250,637
5.975%, 3M TSFR + 1.662%, 04/26/31 (144A) (a)	180,000	179,981
Octagon 57 Ltd.
6.229%, 3M TSFR + 1.912%, 10/15/34 (144A) (a)	250,000	250,184
Octagon Investment Partners 18-R Ltd.
5.539%, 3M TSFR + 1.222%, 04/16/31 (144A) (a)	444,684	444,594
Octagon Investment Partners 39 Ltd.
6.126%, 3M TSFR + 1.800%, 10/20/30 (144A) (a)	860,000	861,737
Octagon Investment Partners XVI Ltd.
5.604%, 3M TSFR + 1.282%, 07/17/30 (144A) (a)	846,000	846,045
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Octagon Investment Partners XVII Ltd.
5.580%, 3M TSFR + 1.262%, 01/25/31 (144A) (a)	34,353	$34,345
OHA Credit Funding 17 Ltd.
5.806%, 3M TSFR + 1.480%, 04/20/37 (144A) (a)	490,000	491,454
OHA Credit Funding 2 Ltd.
5.566%, 3M TSFR + 1.240%, 01/21/38 (144A) (a)	2,590,000	2,596,014
OHA Credit Funding 3 Ltd.
5.646%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	300,000	301,017
OHA Credit Funding 9 Ltd.
6.026%, 3M TSFR + 1.700%, 10/19/37 (144A) (a)	350,000	351,235
OHA Credit Partners XI Ltd.
5.786%, 3M TSFR + 1.460%, 04/20/37 (144A) (a)	540,000	541,400
OHA Loan Funding Ltd.
5.422%, 3M TSFR + 1.250%, 10/19/38 (144A) (a)	310,000	310,927
5.498%, 3M TSFR + 1.302%, 05/23/31 (144A) (a)	1,407,617	1,407,617
5.786%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	610,000	612,822
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,641,836
Owl Rock CLO XVIII LLC
6.019%, 3M TSFR + 1.700%, 07/24/36 (144A) (a)	460,000	459,750
OZLM XVIII Ltd.
5.599%, 3M TSFR + 1.282%, 04/15/31 (144A) (a)	104,545	104,536
6.129%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	250,000	250,854
OZLM XXII Ltd.
5.654%, 3M TSFR + 1.332%, 01/17/31 (144A) (a)	20,805	20,801
Palmer Square CLO Ltd.
5.361%, 3M TSFR + 1.250%, 08/14/38 (144A) (a)	250,000	250,500
5.557%, 3M TSFR + 1.600%, 10/20/38 (144A) (a)	340,000	339,350
5.861%, 3M TSFR + 1.650%, 11/15/36 (144A) (a)	250,000	250,067
Palmer Square Loan Funding Ltd.
5.918%, 3M TSFR + 1.600%, 04/15/31 (144A) (a)	1,580,000	1,580,739
PCL Funding IX PLC
5.273%, SONIA + 1.300%, 07/16/29 (GBP) (a)	100,000	134,898
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,276,000	1,304,550
Progress Residential Trust
3.436%, 05/17/26 (144A)	1,070,000	1,060,363
3.666%, 12/17/40 (144A)	292,401	279,707
4.053%, 11/17/40 (144A)	221,000	209,955
4.608%, 12/17/40 (144A)	1,181,365	1,155,749
QTS Issuer ABS II LLC
5.044%, 10/05/55 (144A)	1,142,000	1,138,141
Quarzo SRL
4.314%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (a)	73,975	87,917
5.714%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (a)	73,975	87,784
Rad CLO 25 Ltd.
5.786%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	640,000	642,828
Rad CLO 27 Ltd.
6.018%, 3M TSFR + 1.700%, 01/15/38 (144A) (a)	2,000,000	2,005,306
Rad CLO 7 Ltd.
5.672%, 3M TSFR + 1.350%, 04/17/36 (144A) (a)	250,000	250,250
6.222%, 3M TSFR + 1.900%, 04/17/36 (144A) (a)	460,000	460,271
6.922%, 3M TSFR + 2.600%, 04/17/36 (144A) (a)	250,000	249,766
8.472%, 3M TSFR + 4.150%, 04/17/36 (144A) (a)	250,000	249,647
Redwood Funding Trust
7.500%, 07/25/59 (144A) (l)	547,895	546,058
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regatta 31 Funding Ltd.
5.401%, 3M TSFR + 1.170%, 03/25/38 (144A) (a)	270,000	$270,108
5.831%, 3M TSFR + 1.600%, 03/25/38 (144A) (a)	250,000	250,856
Regatta VI Funding Ltd.
5.206%, 3M TSFR + 1.250%, 10/20/38 (144A) (a)	760,000	762,612
Regatta VII Funding Ltd.
5.415%, 3M TSFR + 1.412%, 06/20/34 (144A) (a)	280,000	279,930
Regatta XIX Funding Ltd.
6.176%, 3M TSFR + 1.850%, 04/20/35 (144A) (a)	250,000	251,043
Regatta XVIII Funding Ltd.
5.478%, 3M TSFR + 1.160%, 04/15/38 (144A) (a)	436,000	436,339
Regatta XXIV Funding Ltd.
5.646%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	250,000	250,950
Regatta XXVII Funding Ltd.
5.844%, 3M TSFR + 1.530%, 04/26/37 (144A) (a)	470,000	471,522
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	166,577
3.875%, 10/17/33 (g) (h)	3,710,000	3,594,248
5.110%, 12/15/33 (144A)	261,000	263,248
7.460%, 07/15/36 (144A)	102,000	105,412
Republic Finance Issuance Trust
4.590%, 11/20/34 (144A)	1,292,000	1,291,712
Retained Vantage Data Centers Issuer LLC
5.091%, 08/15/50 (144A)	945,000	947,761
Riserva CLO Ltd.
5.651%, 3M TSFR + 1.322%, 01/18/34 (144A) (a)	940,000	941,031
Rockford Tower CLO Ltd.
5.687%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	857,137
5.777%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	699,940	699,898
6.079%, 3M TSFR + 1.762%, 10/15/29 (144A) (a)	1,781,000	1,781,575
7.429%, 3M TSFR + 3.112%, 10/15/29 (144A) (a)	939,000	939,398
Romark WM-R Ltd.
5.617%, 3M TSFR + 1.292%, 04/20/31 (144A) (a)	197,775	197,789
RR 12 Ltd.
5.918%, 3M TSFR + 1.600%, 01/15/36 (144A) (a)	250,000	249,722
RR 19 Ltd.
5.868%, 3M TSFR + 1.550%, 04/15/40 (144A) (a)	250,000	250,460
RR 32 Ltd.
5.678%, 3M TSFR + 1.360%, 10/15/39 (144A) (a)	1,860,000	1,865,398
RR 38 Ltd.
5.468%, 3M TSFR + 1.150%, 04/15/40 (144A) (a)	1,620,000	1,620,237
RR 5 Ltd.
6.268%, 3M TSFR + 1.950%, 07/15/39 (144A) (a)	250,000	250,923
Saxon Asset Securities Trust
3.030%, 08/25/35 (l)	164,114	126,422
SC Germany SA Compartment Consumer
3.277%, 1M EURIBOR + 1.400%, 05/14/38 (EUR) (a)	100,000	118,414
3.577%, 1M EURIBOR + 1.700%, 05/14/38 (EUR) (a)	100,000	118,430
3.627%, 1M EURIBOR + 1.750%, 12/14/38 (EUR) (a)	100,000	118,551
Securitized Asset-Backed Receivables LLC Trust
4.712%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	61,532
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	318,618	312,869
6.390%, 11/20/35 (144A)	474,329	485,079
SG Mortgage Securities Trust
4.692%, 1M TSFR + 0.534%, 10/25/36 (a)	570,000	443,720
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Signal Peak CLO 5 Ltd.
5.869%, 3M TSFR + 1.550%, 04/25/37 (144A) (a)	270,000	$270,931
Silver Point CLO 4 Ltd.
5.948%, 3M TSFR + 1.630%, 04/15/37 (144A) (a)	1,090,000	1,092,771
Silver Point CLO 8 Ltd.
5.432%, 3M TSFR + 1.210%, 04/15/38 (144A) (a)	770,000	770,381
Sixth Street CLO IX Ltd.
5.706%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	300,000	300,987
Sixth Street CLO XX Ltd.
5.913%, 3M TSFR + 1.650%, 07/17/38 (144A) (a)	250,000	251,008
SoFi Personal Loan Trust
Zero Coupon, 02/12/31	23,003	364,046
6.060%, 02/12/31 (144A)	585,573	589,238
Sound Point CLO II Ltd.
5.645%, 3M TSFR + 1.332%, 01/26/31 (144A) (a)	100,257	100,261
Soundview Home Loan Trust
4.797%, 1M TSFR + 0.639%, 01/25/37 (a)	3,400,396	3,364,695
5.067%, 1M TSFR + 0.909%, 01/25/35 (a)	12,255	10,496
5.292%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	131,079
Steele Creek CLO Ltd.
5.829%, 3M TSFR + 1.512%, 10/15/30 (144A) (a)	60,323	60,310
Subway Funding LLC
6.268%, 07/30/54 (144A)	830,723	852,091
Sycamore Tree CLO Ltd.
6.576%, 3M TSFR + 2.250%, 04/20/36 (144A) (a)	320,000	320,378
Symphony CLO XX Ltd.
5.868%, 3M TSFR + 1.550%, 01/16/32 (144A) (a)	250,000	250,044
Symphony CLO XXVI Ltd.
5.667%, 3M TSFR + 1.342%, 04/20/33 (144A) (a)	300,394	300,676
Taco Bell Funding LLC
4.821%, 08/25/55 (144A)	1,192,000	1,198,145
Tiaa CLO III Ltd.
5.729%, 3M TSFR + 1.412%, 01/16/31 (144A) (a)	82,641	82,628
TICP CLO VI Ltd.
5.699%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	820,000	821,289
TICP CLO VII Ltd.
6.218%, 3M TSFR + 1.900%, 04/15/33 (144A) (a)	395,000	395,334
TICP CLO XI Ltd.
6.369%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	260,000	261,033
Trestles CLO IV Ltd.
5.757%, 3M TSFR + 1.432%, 07/21/34 (144A) (a)	1,170,000	1,170,397
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	784,069
4.133%, 07/17/38 (144A)	639,000	629,716
Trinitas CLO IV Ltd.
5.991%, 3M TSFR + 1.662%, 10/18/31 (144A) (a)	160,000	160,056
Trinitas CLO VII Ltd.
5.379%, 3M TSFR + 1.060%, 01/25/35 (144A) (a)	250,000	249,752
Trinitas CLO XIV Ltd.
5.933%, 3M TSFR + 1.700%, 01/25/34 (144A) (a)	560,000	559,989
Upgrade Master Pass-Thru Trust
4.611%, 10/15/32 (144A)	387,000	387,346
5.254%, 09/15/32 (144A)	126,000	126,370
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	1,292,452	1,297,960
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	$660,601
Venture 32 CLO Ltd.
5.661%, 3M TSFR + 1.332%, 07/18/31 (144A) (a)	142,320	142,334
Verdelite Static CLO Ltd.
5.456%, 3M TSFR + 1.130%, 07/20/32 (144A) (a)	308,948	308,804
VOLT CVI LLC
5.734%, 12/26/51 (144A) (l)	949,870	949,925
Voya CLO Ltd.
5.526%, 3M TSFR + 1.200%, 07/20/32 (144A) (a)	1,086,760	1,087,543
5.688%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	1,990,000	1,995,910
5.876%, 3M TSFR + 1.550%, 04/20/38 (144A) (a)	250,000	250,349
5.957%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	765,000	766,853
Voya Euro CLO V DAC
3.776%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	399,230
Washington Mutual Asset-Backed Certificates WMABS Trust
4.129%, 1M TSFR + 0.424%, 10/25/36 (a)	468,161	357,218
4.632%, 1M TSFR + 0.474%, 09/25/36 (a)	1,588,117	397,271
Wellington Management CLO 5 Ltd.
5.611%, 3M TSFR + 1.650%, 10/18/38 (144A) (a)	250,000	250,782
Whitebox CLO I Ltd.
5.639%, 3M TSFR + 1.320%, 07/24/36 (144A) (a)	253,000	253,399
7.419%, 3M TSFR + 3.100%, 07/24/36 (144A) (a)	500,000	500,336
10.069%, 3M TSFR + 5.750%, 07/24/36 (144A) (a)	250,000	249,956
Whitebox CLO II Ltd.
5.699%, 3M TSFR + 1.380%, 10/24/37 (144A) (a)	981,000	983,092
Whitebox CLO III Ltd.
7.168%, 3M TSFR + 2.850%, 10/15/35 (144A) (a)	250,000	250,084
9.968%, 3M TSFR + 5.650%, 10/15/35 (144A) (a)	250,000	250,466
Wireless PropCo Funding LLC
4.300%, 06/25/55 (144A)	2,718,000	2,594,615
		162,954,469
Asset-Backed - Student Loan — 1.0%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	110,193	101,053
2.720%, 06/25/52 (144A)	61,127	56,866
Navient Private Education Loan Trust
5.165%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	170,948	170,494
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	136,381	122,706
2.690%, 07/15/69 (144A)	450,000	387,127
3.480%, 04/15/60 (144A)	361,048	338,262
5.660%, 10/15/72 (144A)	1,764,727	1,812,182
Navient Refinance Loan Trust
4.720%, 09/15/55 (144A)	1,053,000	1,050,654
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,848,775
2.680%, 04/20/62 (144A)	3,120,000	2,787,309
2.850%, 04/20/62 (144A)	3,661,000	3,296,340
2.900%, 04/20/62 (144A)	1,640,000	1,472,835
3.360%, 04/20/62 (144A)	110,000	94,899
3.500%, 04/20/62 (144A)	170,000	147,908
3.570%, 04/20/62 (144A)	142,000	125,618
3.750%, 04/20/62 (144A)	277,000	247,024
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Nelnet Student Loan Trust
4.380%, 04/20/62 (144A)	100,000	$87,057
4.440%, 04/20/62 (144A)	160,000	137,798
4.750%, 04/20/62 (144A)	260,000	232,906
4.930%, 04/20/62 (144A)	374,000	340,194
5.472%, SOFR30A + 1.100%, 03/15/57 (144A) (a)	1,001,103	997,150
5.739%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	1,127,000	1,126,993
5.820%, 06/22/65 (144A)	640,000	637,719
6.606%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	375,749	380,976
Prodigy Finance DAC
5.522%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	184,599	184,428
6.772%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	42,519	42,981
Scholar Funding Trust
5.105%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	1,999,268	1,974,825
SLM Private Education Loan Trust
9.015%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	1,822,718	1,911,312
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	92,283	90,097
2.990%, 01/15/53 (144A)	1,070,599	942,956
3.000%, 01/15/53 (144A)	68,313	59,689
3.500%, 12/17/40 (144A)	219,269	218,449
3.860%, 01/15/53 (144A)	458,008	417,463
3.930%, 01/15/53 (144A)	33,390	29,899
5.474%, SOFR30A + 1.100%, 06/17/52 (144A) (a)	506,511	505,899
		24,378,843
Total Asset-Backed Securities (Cost $232,520,361)		224,987,489

Foreign Government—2.9%
Sovereign — 2.9%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	20,100,000	3,472,343
10.000%, 01/01/35 (BRL)	104,586,000	16,098,248
Bundesrepublik Deutschland Bundesanleihe
2.900%, 08/15/56 (EUR)	1,793,000	1,950,472
Colombia TES
6.250%, 07/09/36 (COP)	23,813,200,000	4,192,703
Indonesia Government International Bonds
2.850%, 02/14/30	2,172,000	2,049,776
3.050%, 03/12/51	1,965,000	1,319,318
Israel Government International Bonds
5.750%, 03/12/54 (f)	1,440,000	1,362,158
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,025,050,000	5,909,919
2.400%, 03/20/55 (JPY)	634,900,000	3,742,168
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,909,510
3.500%, 02/12/34	3,805,000	3,304,642
4.500%, 01/31/50 (f)	4,504,000	3,466,954
4.875%, 05/19/33	458,000	443,083
6.350%, 02/09/35	2,817,000	2,974,808
6.875%, 05/13/37	2,837,000	3,059,704
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,254,571
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Panama Government International Bonds
4.500%, 04/01/56	1,811,000	$1,322,121
Peru Government International Bonds
3.550%, 03/10/51	2,017,000	1,436,407
6.850%, 08/12/35 (PEN)	6,146,000	1,868,158
7.600%, 08/12/39 (PEN)	4,947,000	1,556,826
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,790,630
3.200%, 07/06/46	2,044,000	1,496,740
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	36,225,000	1,929,767
10.000%, 03/31/33 (ZAR)	39,244,000	2,422,692
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,270,640
5.100%, 06/18/50	1,478,733	1,398,142
Total Foreign Government (Cost $77,957,085)		74,002,500

Floating Rate Loans (p)—0.8%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10.070%, 3M TSFR + 5.500%, 10/25/28	347,018	289,760
Auto Parts & Equipment — 0.0%
Emerald Technologies U.S. Acquisitionco, Inc.
Term Loan, 10.599%, 3M TSFR + 6.250%, 12/29/27	253,017	177,112
Chemicals — 0.0%
Flexsys Holdings, Inc.
2025 Second Out Refinancing Term Loan, 9.710%, 3M TSFR + 5.250%, 08/01/29	341,198	116,647
Commercial Services — 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.513%, 1M TSFR + 3.250%, 08/20/32	595,787	598,529
Digital Room Holdings, Inc.
2021 Term Loan, 9.513%, 1M TSFR + 5.250%, 12/21/28	498,905	492,045
Interface Security Systems LLC
Term Loan, 12.260%, SOFR + 7.000%, 11/23/27 † (g) (h) (j)	1,998,634	894,389
USAVFLOW II Ltd.
Term Loan B, 10.634%, 1M TSFR + 6.500%, 08/16/29 † (g) (h)	295,000	296,859
Vaco Holdings LLC
2022 Term Loan, 9.152%, 3M TSFR + 5.000%, 01/21/29	269,059	232,287
		2,514,109
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 11.038%, 1M TSFR + 6.875%, 12/21/27 † (g) (h)	788,423	782,510
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (p)—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.140%, 3M TSFR + 9.620%, 07/31/28 † (g) (h)	1,821,200	$1,812,094
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 6.000% - 10.319%, 3M TSFR + 6.000%, 05/16/29 † (g) (h) (q)	1,845,269	1,826,816
2025 5th Amendment Delayed Draw Term Loan, 8.252%, 3M TSFR + 4.250%, 09/30/30 † (r)	1,098,948	1,098,948
Veritas U.S., Inc.
2024 Priority Term Loan, 12.002%, 3M TSFR + 1.500%, 12/09/29	157,426	159,787
		5,680,155
Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
2025 Upsize Term Loan, 9.122%, 3M TSFR + 6.250%, 09/01/28 (g) (h)	108,370	107,828
Term Loan B, 9.122%, 1M TSFR + 6.250%, 06/23/28 (g) (h)	164,225	163,404
		271,232
Diversified Financial Services — 0.0%
Garfunkelux Holdco 3 SA
EUR Term Loan, 08/01/28 (s)	868,000	1,009,731
Energy-Alternate Sources — 0.0%
West Deptford Energy Holdings LLC
2025 Term Loan, 8.163%, 1M TSFR + 4.000%, 07/24/32	264,338	263,016
Engineering & Construction — 0.0%
ITG Communications LLC
Term Loan B, 8.947%, 3M TSFR + 4.750%, 07/09/31	680,000	672,989
Entertainment — 0.2%
Bally's Corp.
2021 Term Loan B, 7.844%, 3M TSFR + 3.250%, 10/02/28	1,287,876	1,254,674
ECL Entertainment LLC
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 08/30/30	848,732	848,520
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.663%, 1M TSFR + 3.500%, 04/26/30	311,778	309,147
Maverick Gaming LLC
2024 Second Out Term Loan, 15.750%, PRIME + 8.500%, 06/05/28 †	469,331	305,065
Peninsula Pacific Entertainment LLC
2025 Delayed Draw Term Loan, 08/13/32 (s)	113,620	113,762
2025 Term Loan B, 08/13/32 (s)	484,781	485,387
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, 5.002%, 3M TSFR + 1.000%, 11.500% PIK, 04/16/26 (g) (h) (j)	164,282	157,963
2nd Amendment Roll Up Term Loan, 5.163%, 3M TSFR + 1.000%, 11.500% PIK, 05/06/26 (g) (h) (j)	268,651	231,068
Security Description	Principal Amount*	Value

Entertainment—(Continued)
RunItOneTime LLC
Roll-Up DIP Term Loan, 5.163%, 3M TSFR + 1.000%, 11.500% PIK, 04/16/26 (g) (h) (j)	13,120	$11,284
		3,716,870
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 11.408%, 3M TSFR + 7.000%, 11/01/29	274,000	61,650
Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.402%, 3M TSFR + 4.250%, 12/11/28	1,217,821	1,199,554
Media — 0.0%
CSC Holdings LLC
2019 Term Loan B5, 8.750%, PRIME + 1.500%, 04/15/27	153,047	148,216
DirecTV Financing LLC
2025 Term Loan B, 9.808%, 3M TSFR + 5.500%, 02/17/31	519,610	509,434
Term Loan, 9.570%, 3M TSFR + 5.000%, 08/02/27	15,649	15,678
		673,328
Oil & Gas — 0.1%
CVR Energy, Inc.
Term Loan B, 8.002%, 3M TSFR + 4.000%, 12/30/27	361,601	362,505
Stakeholder Midstream LLC
Term Loan, 8.042%, 3M TSFR + 4.000%, 01/01/31	662,000	660,345
		1,022,850
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure LLC
Term Loan, 10.002%, 3M TSFR + 6.000%, 09/11/29 (g) (h)	1,583,950	1,595,830
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 7.763%, 3M TSFR + 3.500%, 09/29/28	403,786	404,947
Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.663%, 1M TSFR + 4.500%, 09/27/29	518,424	512,808
Total Floating Rate Loans (Cost $21,915,152)		20,182,588

Municipals—0.7%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	654,868
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,395,870
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	908,786
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Municipals—(Continued)
Security Description	Principal Amount*/ Shares	Value

Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	$857,643
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	186,335
6.814%, 11/15/40	210,000	233,010
Municipal Electric Authority of Georgia
6.637%, 04/01/57	443,000	485,492
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	594,168
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	280,085
New York State Dormitory Authority
5.389%, 03/15/40	355,000	360,420
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,296,877
Port of Beaumont Navigation District
10.000%, 07/01/26	1,005,000	1,009,583
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,839,620
7.550%, 04/01/39	780,000	951,690
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,626,373	2,671,767
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	820,000	852,070
University of California
4.858%, 05/15/2112	239,000	202,781
Total Municipals (Cost $18,390,343)		16,781,065

Common Stocks—0.3%
Banks — 0.0%
Flagstar Financial, Inc. (f)	87,326	1,008,615
Broadline Retail — 0.0%
Rakuten Group, Inc. (t)	41,394	268,228
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (t)	84,465	516,926
Electrical Equipment — 0.0%
Freewire Technologies † (g) (h) (t)	25	0
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc. - Class A	19,427	288,491
Solaris Energy Infrastructure, Inc. (m)	23,730	948,488
		1,236,979
Entertainment — 0.0%
Warner Bros Discovery, Inc. (f) (t)	21,892	427,551
Health Care Providers & Services — 0.0%
Centene Corp. (t)	8,352	297,999
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc. (t)	10,022	270,845
Genius Sports Ltd. (t)	82,693	1,023,739
Security Description	Shares/ Principal Amount*	Value
Hotels, Restaurants & Leisure—(Continued)
Six Flags Entertainment Corp. (f) (t)	11,667	$265,074
Sonder Holdings, Inc. - Class A † (t)	4,351	5,526
		1,565,184
Household Durables — 0.0%
Century Communities, Inc.	4,198	266,027
M/I Homes, Inc. (t)	1,062	153,395
Meritage Homes Corp.	3,360	243,365
Tri Pointe Homes, Inc. (t)	7,336	249,204
		911,991
Machinery — 0.0%
Palladyne AI Corp. (f) (t)	1,162	9,982
Media — 0.1%
AMC Networks, Inc. - Class A (t)	20,917	172,356
EchoStar Corp. - Class A (f) (t)	15,162	1,157,771
		1,330,127
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	43,096	153,206
Professional Services — 0.0%
Amentum Holdings, Inc. (t)	8,262	197,875
Software — 0.0%
Core Scientific, Inc. (f) (t)	27,665	496,310
Wireless Telecommunication Services — 0.0%
WOM New Holdco (h) (t)	1,032	23,736
Total Common Stocks (Cost $7,476,459)		8,444,709

Preferred Stocks—0.3%
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (g) (h)	2,628	2,608,290
IT Services — 0.2%
Versa Networks, Inc. - Series E, 12.000% PIK † (g) (h) (j)	678,151	4,034,999
Oil & Gas — 0.0%
Insight M, Inc. - Series D † (g) (h) (t)	481,839	96,994
Software — 0.0%
Lessen Holdings, Inc. † (g) (h) (t)	23,458	11,729
Total Preferred Stocks (Cost $5,048,898)		6,752,012

Convertible Bonds—0.1%
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (j)	546,844	490,360
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*/ Shares	Value
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	$29,070
Media — 0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	459,000	452,282
3.375%, 08/15/26	130,000	124,930
		577,212
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure, Inc.
4.750%, 05/01/30	608,000	1,088,263
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	79,342
Total Convertible Bonds (Cost $1,811,092)		2,264,247

Warrants—0.0%
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. Expires 04/11/30 † (g) (h) (t)	43,128	22,858
Sonder Holdings, Inc. Expires 12/30/29 † (t)	4,323	5,447
		28,305
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (g) (h) (t)	83,584	399,531
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (t)	102,425	20,536
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 † (g) (h) (t)	499,269	35,099
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (t)	2,636	1,531
Latch, Inc., Expires 06/04/26 (t)	6,439	1
		1,532
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (t)	12,581	2,392
Total Warrants (Cost $172,352)		487,395

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	375,678
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (t)	1,382	31,095
Security Description	Shares/ Principal Amount*	Value

IT Services—(Continued)
Cohesity Global, Inc. - Series G (t)	2,000	$45,000
		76,095
Total Convertible Preferred Stocks (Cost $337,440)		451,773

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (g) (h) (t)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (g) (h) (t)	8,777,000	0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $61,841,285; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $63,072,886	61,836,132	61,836,132
Total Short-Term Investments (Cost $61,836,132)		61,836,132

Securities Lending Reinvestments (u)—1.0%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 4.070% (v)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (v)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (v)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (v)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (v)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (v)	3,000,000	3,000,000
		17,000,000

Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (u)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,200,141; collateralized by various Common Stock with an aggregate market value of $1,334,803	1,200,000	$1,200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $500,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $510,000	500,000	500,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,883,254; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $2,940,576	2,882,918	2,882,918
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $500,057; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $510,000	500,000	500,000
		8,082,918
Time Deposit—0.0%
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $26,082,918)		26,082,918
Total Purchased Options—0.0% (w) (Cost $1,535,313)		228,037
Total Investments—112.9% (Cost $2,999,990,538)		2,905,173,937
Unfunded Loan Commitments—0.0% (Cost $(644,231))		(644,231)
Total Investments—112.9% (Cost $2,999,346,307)		2,904,529,706
Other assets and liabilities (net)—(12.9)%		(330,946,427)
Net Assets—100.0%		$2,573,583,279

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $33,839,800, which is 1.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Principal only security.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral for TBA securities. As of September 30, 2025, the market value of securities pledged was $1,576,059.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $43,079,540 and the collateral received consisted of cash in the amount of $26,082,918 and non-cash collateral with a value of $18,701,550. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(g)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 1.5% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(k)	Perpetual bond with no specified maturity date.
(l)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of September 30, 2025, the market value of securities pledged was $1,412,957.
(n)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $6,146,780.
(o)	Principal amount of security is adjusted for inflation.
(p)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(q)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(r)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(s)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(t)	Non-income producing security.
(u)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(v)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(w)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$505,280,882, which is 19.6% of net assets.

BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Aethon III BR LLC, 9.610%, 01/10/27	09/19/25	USD	451,536	$448,234	$448,150
Alorica, Inc., 11.038%, 12/21/27	01/26/23	USD	788,423	784,849	782,510
BX Commercial Mortgage Trust, 5.175%, 02/15/33	03/02/21	USD	2,391,915	2,391,915	2,390,992
BX Commercial Mortgage Trust, 6.415%, 02/15/33	03/02/21	USD	1,466,417	1,466,417	1,464,370
BX Commercial Mortgage Trust, 8.515%, 02/15/33	03/02/21	USD	979,005	979,005	977,623
Continuum Energy Pte. Ltd., 12.850%, 09/11/27	05/16/24-09/11/25	USD	1,476,427	1,467,330	1,476,427
Coreweave Compute Acquisition Co. II LLC, 13.140%, 07/31/28	07/31/23	USD	1,821,200	1,820,393	1,812,094
Coreweave Compute Acquisition Co. IV LLC, 8.252%, 09/30/30	09/29/25	USD	1,098,948	1,091,942	1,098,948
Coreweave Compute Acquisition Co. IV LLC, 6.000% - 10.319%, 05/16/29	05/20/24	USD	1,845,269	1,845,269	1,826,816
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,608,290
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,090,843	3,177,249
Insight M, Inc. - Series D	01/31/24		481,839	164,500	96,994
Insight M, Inc., Expires 01/31/29	01/31/24-07/31/24		499,269	0	35,099
Interface Security Systems LLC, 12.260%, 11/23/27	08/13/19-08/29/25	USD	1,998,634	1,881,112	894,389
ION Trading Technologies SARL, 9.500%, 05/30/29	07/24/25	USD	200,000	209,814	211,235
Knollwood CDO Ltd., 10.700%, 01/10/39	02/10/04	USD	1,432,411	1,432,411	143
Lessen Holdings, Inc.	01/05/23		23,458	303,694	11,729
Lessen Holdings, Inc., 14.270%, 01/05/28	01/05/23-03/31/25	USD	1,870,810	1,837,133	1,739,853
Maverick Gaming LLC, 15.750%, 06/05/28	04/03/24-01/03/25	USD	469,331	466,809	305,065
Morgan Stanley Bank of America Merrill Lynch Trust, 1.379%, 12/15/47	06/22/16	USD	1,810,000	121,537	24
New Generation Gas Gathering LLC, 8.530%, 09/30/29	09/30/24-08/28/25	USD	1,425,540	1,407,001	1,425,540
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	429,718
Oceana Australian Fixed Income Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	524,831
Oceana Australian Fixed Income Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	308,162
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-09/30/25	USD	1,410,928	1,392,973	1,414,455
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	318,000	274,515	280,327
Service Properties Trust, 3.950%, 01/15/28	07/24/25	USD	100,000	94,489	93,587
Service Properties Trust, 4.375%, 02/15/30	07/24/25	USD	300,000	261,547	254,995
Service Properties Trust, 5.500%, 12/15/27	11/17/20-07/24/23	USD	71,000	71,000	69,692
Service Properties Trust, 8.375%, 06/15/29	05/17/24	USD	828,000	821,586	840,726
Service Properties Trust, 8.875%, 06/15/32	05/17/24-05/21/24	USD	715,000	692,407	719,018
Sonder Holdings, Inc. - Class A	08/13/24		4,351	44	5,526
Sonder Holdings, Inc., 7.000%, 12/10/27	06/28/24-09/30/25	USD	1,807,372	1,795,003	1,355,529
Sonder Holdings, Inc. Expires 04/11/30	04/11/25		43,128	0	22,858
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	5,447
USAVFLOW II Ltd., 10.634%, 08/16/29	08/20/24	USD	295,000	295,000	296,859
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,984	4,034,999
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	399,531
					$33,839,800
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,697,000)	$(2,441,417)	$(2,412,393)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(7,192,000)	(6,277,230)	(6,251,236)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(684,600)	(303,131)	(305,120)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(7,194,300)	(6,408,725)	(6,384,267)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(5,324,000)	(5,031,857)	(5,037,243)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(6,956,000)	(6,297,219)	(6,610,920)
Totals				$(26,759,579)	$(27,001,179)
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	25,176,199	UBSA	12/17/25	USD	4,551,300	$95,222
BRL	30,746,818	UBSA	12/17/25	USD	5,558,345	116,291
CNH	88,051,777	CBNA	12/17/25	USD	12,449,000	(37,487)
EGP	10,789,900	MSIP	12/22/25	USD	192,402	24,647
EUR	2,065,000	DBAG	12/17/25	USD	2,429,239	5,806
MXN	47,353,006	JPMC	12/17/25	USD	2,520,506	44,330
MXN	48,170,124	JPMC	12/17/25	USD	2,564,000	45,095
TRY	5,720,841	UBSA	10/24/25	USD	123,000	12,157

Contracts to Deliver
AUD	150,000	MSIP	12/17/25	USD	98,535	(810)
AUD	302,000	TDB	12/17/25	USD	201,430	1,416
BRL	100,508,200	UBSA	12/17/25	USD	18,169,660	(380,145)
COP	17,264,521,019	MSIP	12/17/25	USD	4,359,232	359
EGP	10,789,900	CBNA	12/22/25	USD	192,299	(24,749)
EUR	23,301,800	DBAG	12/17/25	USD	27,411,935	(65,520)
EUR	8,546,968	DBAG	12/17/25	USD	10,054,542	(24,033)
EUR	419,558	DBAG	12/17/25	USD	493,563	(1,180)
EUR	838,000	DBAG	12/17/25	USD	987,100	(1,068)
EUR	3,839,000	MSIP	12/17/25	USD	4,539,610	12,666
GBP	2,426,900	BBP	12/17/25	USD	3,285,172	20,905
GBP	2,017,000	CBNA	12/17/25	USD	2,746,268	33,331
JPY	1,395,777,000	MSIP	12/17/25	USD	9,563,059	52,260
JPY	99,128,000	RBC	12/17/25	USD	679,074	3,618
JPY	21,527,000	UBSA	12/17/25	USD	147,453	769
PEN	11,597,570	BOA	12/17/25	USD	3,329,000	(4,799)
TRY	5,777,003	BBP	10/24/25	USD	123,000	(13,484)
ZAR	75,807,000	BOA	12/17/25	USD	4,309,738	(56,015)
Net Unrealized Depreciation						$(140,418)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	433	AUD	49,081,264	$(123,002)
Canada Government Bond 10 Year Futures	12/18/25	82	CAD	10,041,720	13,419
Euro-Bund Futures	12/08/25	107	EUR	13,756,990	31,272
U.S. Treasury Long Bond Futures	12/19/25	217	USD	25,300,844	26,106
U.S. Treasury Note 2 Year Futures	12/31/25	16	USD	3,334,375	(3,130)
U.S. Treasury Note 5 Year Futures	12/31/25	1,584	USD	172,965,376	(334,361)
U.S. Treasury Ultra Long Bond Futures	12/19/25	434	USD	52,107,125	900,700

Futures Contracts—Short
Russell 2000 Index E-Mini Futures	12/19/25	(26)	USD	(3,192,150)	(39,824)
S&P 500 Index E-Mini Futures	12/19/25	(2)	USD	(673,875)	(5,960)
U.S. Treasury Note 10 Year Futures	12/19/25	(111)	USD	(12,487,500)	4,133
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(278)	USD	(31,991,719)	135,450
Net Unrealized Appreciation					$604,803
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
CNH Call/USD Put	CNH	7.000	01/16/26	SCB	57,407,000	USD	57,407,000	$397,429	$170,958	$(226,471)
JPY Call/USD Put	JPY	150.000	11/20/25	BBP	26,483,000	USD	26,483,000	59,586	8,024	(51,562)
Totals								$457,015	$178,982	$(278,033)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	4.330%	SOFR	Receive	10/14/25	CBNA	37,098,000	USD	37,098,000	$525,979	$2,336	$(523,643)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Long Bond Futures	USD	111.000	10/24/25	598	USD	598,000	$552,318	$46,719	$(505,599)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
CNH Call/USD Put	CNH	6.850	01/16/26	SCB	(57,407,000)	USD	(57,407,000)	$(156,893)	$(39,209)	$117,684

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	3.300%	SOFR	Receive	12/30/25	JPMC	(14,687,000)	USD	(14,687,000)	$(55,165)	$(586)	$54,579
Put - OTC - 2 Yr. IRS	4.300%	SOFR	Pay	09/20/27	GSI	(117,148,000)	USD	(117,148,000)	(325,671)	(3,104)	322,567
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Pay	12/30/25	JPMC	(14,687,000)	USD	(14,687,000)	(52,417)	(364)	52,053
Totals									$(433,253)	$(4,054)	$429,199

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Long Bond Futures	USD	106.000	10/24/25	(598)	USD	(598,000)	$(117,902)	$(9,344)	$108,558

Exchange-Traded Option Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - EchoStar Corp.	USD	80.000	10/17/25	(35)	USD	(3,500)	$(23,747)	$(8,225)	$15,522
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.800%	Annually	05/16/26	USD	50,240,000	$(11,437)	$57	$(11,494)
Pay	12M SOFR	Annually	3.900%	Annually	05/16/26	USD	36,611,000	14,066	41	14,025
Pay	12M TONA	Maturity	1.007%	Maturity	09/11/27	JPY	1,906,900,000	(14,711)	61	(14,772)
Pay	12M TONA	Annually	2.030%	Annually	08/12/45	JPY	138,890,321	(17,296)	26	(17,322)
Pay	12M TONA	Annually	2.036%	Annually	08/12/45	JPY	223,180,379	(26,285)	42	(26,327)
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M TONA	Annually	2.036%	Annually	08/12/45	JPY	221,914,300	$(26,073)	$42	$(26,115)
Pay	12M UKRPI	Maturity	3.203%	Maturity	08/15/35	GBP	5,208,341	(16,353)	144	(16,497)
Pay	12M UKRPI	Maturity	3.241%	Maturity	07/15/35	GBP	6,236,665	(4,229)	175	(4,404)
Pay	12M UKRPI	Maturity	3.242%	Maturity	07/15/35	GBP	3,183,777	(1,762)	89	(1,851)
Pay	12M UKRPI	Maturity	3.244%	Maturity	07/15/35	GBP	3,121,350	(969)	87	(1,056)
Pay	12M UKRPI	Maturity	3.255%	Maturity	08/15/27	GBP	11,934,957	(43,068)	93	(43,161)
Pay	12M UKRPI	Maturity	3.273%	Maturity	07/15/35	GBP	3,058,867	9,677	1,871	7,806
Pay	12M UKRPI	Maturity	3.284%	Maturity	07/15/27	GBP	7,152,600	(34,607)	57	(34,664)
Pay	12M UKRPI	Maturity	3.304%	Maturity	07/15/27	GBP	7,295,652	(31,505)	58	(31,563)
Pay	12M UKRPI	Maturity	3.317%	Maturity	07/15/27	GBP	14,291,372	(57,069)	113	(57,182)
Pay	12M UKRPI	Maturity	3.429%	Maturity	07/15/27	GBP	7,009,419	(7,487)	128	(7,615)
Receive	12M CPURNSA	Maturity	2.428%	Maturity	04/15/30	USD	7,456,698	63,364	89	63,275
Receive	12M CPURNSA	Maturity	2.429%	Maturity	04/15/30	USD	3,673,250	31,040	43	30,997
Receive	12M CPURNSA	Maturity	2.531%	Maturity	04/15/29	USD	2,224,500	18,082	(410)	18,492
Receive	12M CPURNSA	Maturity	2.536%	Maturity	04/15/29	USD	2,341,500	18,458	(340)	18,798
Receive	12M CPURNSA	Maturity	2.562%	Maturity	04/15/29	USD	4,543,000	30,174	54	30,120
Receive	12M CPURNSA	Maturity	2.569%	Maturity	04/15/29	USD	1,400,000	8,768	16	8,752
Receive	12M CPURNSA	Maturity	2.632%	Maturity	09/09/30	USD	15,410,000	8,874	183	8,691
Receive	12M CPURNSA	Maturity	2.641%	Maturity	04/15/29	USD	4,523,000	12,332	53	12,279
Receive	12M CPURNSA	Maturity	2.648%	Maturity	04/15/29	USD	3,017,215	7,185	36	7,149
Receive	12M CPURNSA	Maturity	2.670%	Maturity	04/15/29	USD	2,961,000	3,909	35	3,874
Receive	12M CPURNSA	Maturity	2.684%	Maturity	04/15/29	USD	2,262,000	1,366	27	1,339
Receive	12M CPURNSA	Maturity	2.685%	Maturity	04/15/29	USD	2,262,000	1,254	27	1,227
Receive	12M CPURNSA	Maturity	2.688%	Maturity	04/15/29	USD	4,523,000	1,949	54	1,895
Receive	12M CPURNSA	Maturity	2.689%	Maturity	07/17/30	USD	15,899,000	(15,668)	188	(15,856)
Receive	12M CPURNSA	Maturity	2.702%	Maturity	07/22/30	USD	5,197,000	(7,811)	61	(7,872)
Receive	12M CPURNSA	Maturity	2.724%	Maturity	04/15/29	USD	4,523,000	(6,103)	53	(6,156)
Receive	12M CPURNSA	Maturity	2.751%	Maturity	04/15/29	USD	3,654,000	(9,815)	43	(9,858)
Receive	12M HICP	Maturity	2.233%	Maturity	08/15/55	EUR	1,470,810	(7,211)	76	(7,287)
Receive	12M HICP	Maturity	2.236%	Maturity	08/15/55	EUR	1,119,821	(6,453)	59	(6,512)
Receive	12M HICP	Maturity	2.238%	Maturity	08/15/55	EUR	1,119,821	(6,935)	58	(6,993)
Receive	12M HICP	Maturity	2.240%	Maturity	08/15/55	EUR	746,548	(5,159)	39	(5,198)
Receive	12M SOFR	Annually	3.794%	Annually	05/16/26	USD	50,240,000	13,373	57	13,316
Receive	12M SOFR	Annually	3.814%	Annually	05/16/26	USD	36,611,000	5,198	16,489	(11,291)
Receive	12M TONA	Maturity	0.683%	Maturity	04/21/27	JPY	3,257,950,188	70,783	75	70,708
Receive	12M TONA	Maturity	0.685%	Maturity	04/21/27	JPY	3,296,037,736	71,171	76	71,095
Receive	12M TONA	Maturity	0.698%	Maturity	05/11/27	JPY	2,601,672,453	57,182	59	57,123
Receive	12M TONA	Maturity	0.812%	Maturity	03/12/27	JPY	750,000,000	7,783	17	7,766
Receive	12M TONA	Maturity	0.998%	Maturity	03/12/27	JPY	3,395,348,847	(6,890)	74	(6,964)
Receive	12M TONA	Maturity	1.018%	Maturity	03/12/27	JPY	7,697,595,372	(26,393)	169	(26,562)
Receive	12M TONA	Maturity	1.027%	Maturity	03/12/27	JPY	8,309,049,195	(32,950)	182	(33,132)
Receive	12M TONA	Annually	1.292%	Annually	08/13/35	JPY	221,050,710	26,988	26	26,962
Receive	12M TONA	Annually	1.298%	Annually	08/13/35	JPY	398,486,030	47,161	46	47,115
Receive	12M TONA	Annually	1.299%	Annually	08/13/35	JPY	396,097,260	46,694	45	46,649
Receive	12M UKRPI	Maturity	3.348%	Maturity	08/15/30	GBP	5,208,341	17,192	95	17,097
Receive	12M UKRPI	Maturity	3.369%	Maturity	08/15/29	GBP	11,934,957	60,038	187	59,851
Receive	12M UKRPI	Maturity	3.394%	Maturity	07/15/30	GBP	3,121,350	8,177	50	8,127
Receive	12M UKRPI	Maturity	3.404%	Maturity	07/15/30	GBP	3,183,777	6,297	51	6,246
Receive	12M UKRPI	Maturity	3.407%	Maturity	07/15/30	GBP	6,236,665	11,335	100	11,235
Receive	12M UKRPI	Maturity	3.409%	Maturity	07/15/29	GBP	7,152,600	34,705	115	34,590
Receive	12M UKRPI	Maturity	3.422%	Maturity	07/15/29	GBP	7,295,652	30,499	116	30,383
Receive	12M UKRPI	Maturity	3.427%	Maturity	07/15/29	GBP	14,291,372	55,905	229	55,676
Receive	12M UKRPI	Maturity	3.457%	Maturity	07/15/30	GBP	3,058,867	(4,366)	(731)	(3,635)
Receive	12M UKRPI	Maturity	3.492%	Maturity	07/15/29	GBP	7,009,419	4,107	(968)	5,075
Totals								$376,481	$20,087	$356,394
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	(5.000%)	Quarterly	12/20/30	3.208%	USD	1,838,000	$(141,780)	$(139,374)	$(2,406)
ITRX.EUR.44.V1	(1.000%)	Quarterly	12/20/30	0.560%	EUR	2,890,000	(72,865)	(73,910)	1,045
ITRX.EUR.XOVER.44.V1	(5.000%)	Quarterly	12/20/30	2.626%	EUR	1,089,000	(135,763)	(134,267)	(1,496)
ITRX.FINSR.44.V1	(1.000%)	Quarterly	12/20/30	0.603%	EUR	9,090,000	(206,847)	(211,618)	4,771
Totals							$(557,255)	$(559,169)	$1,914
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.44.V1	5.000%	Quarterly	06/21/30	3.001%	USD	45,033,297	$3,588,929	$3,031,463	$557,466
OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	12/20/29	BOA	0.270%	USD	5,854,000	$(168,776)	$(137,458)	$(31,318)
American Express Co. 4.050%, due on 05/03/29	(1.000%)	Quarterly	12/20/29	GSI	0.253%	USD	3,000,000	(88,499)	(71,889)	(16,610)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	12/20/28	DBAG	0.455%	USD	700,000	(11,639)	(2,204)	(9,435)
Boeing Co. 5.150%, due on 05/01/30	(1.000%)	Quarterly	06/20/29	JPMC	0.498%	USD	700,000	(12,263)	6,247	(18,510)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.478%	EUR	600,000	(9,788)	27,057	(36,845)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.478%	EUR	352,000	(5,743)	10,360	(16,103)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.478%	EUR	117,000	(1,909)	3,443	(5,352)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.478%	EUR	131,000	(2,137)	4,057	(6,194)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	12/20/29	GSI	0.328%	USD	2,879,000	(76,325)	(65,474)	(10,851)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.276%	EUR	134,000	(3,040)	3,285	(6,325)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.276%	EUR	37,000	(840)	1,107	(1,947)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.276%	EUR	112,000	(2,541)	3,218	(5,759)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.276%	EUR	117,000	(2,655)	3,768	(6,423)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.276%	EUR	1,000,000	(22,689)	19,312	(42,001)
Totals								$(408,844)	$(195,171)	$(213,673)
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$(1)	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.164%	USD	169,486	—	1,982	(1,982)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.164%	USD	3,421	—	44	(44)
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	CBNA	81.749%	USD	438,181	84,459	12,936	71,523
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	MSIP	81.749%	USD	92,018	17,737	4,449	13,288
Totals								$102,196	$19,410	$82,786
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB-	3.000%	Monthly	11/17/59	JPMC	20.199%	USD	40,000	$(7,956)	$(3,429)	$(4,527)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	DBAG	81.749%	USD	409,262	(78,885)	(48,151)	(30,734)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	MSIP	81.749%	USD	120,938	(23,311)	(140)	(23,171)
Totals								$(110,152)	$(51,720)	$(58,432)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	12/20/25	BNP	iBoxx USD Liquid High Yield Index	USD	1,422,000	$(4,575)	$(1)	$(4,574)
Pay	12M SOFR	Quarterly	12/20/25	JPMC	iBoxx USD Liquid High Yield Index	USD	19,207,526	4,664	(5)	4,669
Receive	12M SOFR	Quarterly	12/20/25	MSIP	iBoxx USD Liquid Investment Grade Index	USD	1,750,000	8,058	—	8,058
Totals								$8,147	$(6)	$8,153

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $137,245 have been received at the custodian bank and held in a segregated account as collateral for OTC derivative contracts.
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$918,722,954	$—	$918,722,954
Corporate Bonds & Notes
Advertising	—	208,368	—	208,368
Aerospace/Defense	—	5,959,927	1,147,693	7,107,620
Agriculture	—	15,642,429	—	15,642,429
Airlines	—	3,189,822	—	3,189,822
Apparel	—	21,013	—	21,013
Auto Manufacturers	—	2,944,678	—	2,944,678
Auto Parts & Equipment	—	1,098,895	—	1,098,895
Banks	—	144,396,113	—	144,396,113
Beverages	—	96,990	—	96,990
Biotechnology	—	840,610	—	840,610
Building Materials	—	2,002,398	—	2,002,398
Chemicals	—	5,387,067	—	5,387,067
Commercial Services	—	5,775,859	—	5,775,859
Computers	—	12,339,330	—	12,339,330
Distribution/Wholesale	—	104,590	—	104,590
Diversified Financial Services	—	24,661,570	—	24,661,570
Electric	—	89,504,503	—	89,504,503
Electrical Components & Equipment	—	198,864	—	198,864
Electronics	—	189,550	—	189,550
Energy-Alternate Sources	—	1,265,250	1,476,427	2,741,677
Engineering & Construction	—	2,136,253	—	2,136,253
Entertainment	—	18,731,330	1,414,455	20,145,785
Environmental Control	—	166,927	—	166,927
Food	—	899,927	—	899,927
Forest Products & Paper	—	1,322,551	—	1,322,551
Gas	—	317,924	1,425,540	1,743,464
Healthcare-Products	—	2,666,817	—	2,666,817
Healthcare-Services	—	12,678,747	—	12,678,747
Home Builders	—	3,253,835	3,177,249	6,431,084
Home Furnishings	—	195,769	—	195,769
Housewares	—	99,079	—	99,079
Insurance	—	1,122,799	—	1,122,799
Internet	—	15,793,221	—	15,793,221
Investment Companies	—	—	3,077,062	3,077,062
Iron/Steel	—	3,390,654	—	3,390,654
Leisure Time	—	2,428,028	—	2,428,028
Lodging	—	2,935,564	1,355,529	4,291,093
Machinery-Construction & Mining	—	98,480	—	98,480
Machinery-Diversified	—	104,519	—	104,519
Media	—	29,979,988	—	29,979,988
Mining	—	6,226,903	—	6,226,903
Office/Business Equipment	—	250,499	—	250,499
Oil & Gas	—	131,428,005	—	131,428,005
Oil & Gas Services	—	431,241	—	431,241
Packaging & Containers	—	2,969,285	—	2,969,285
Pharmaceuticals	—	2,518,909	—	2,518,909
Pipelines	—	49,355,821	—	49,355,821
Real Estate	—	654,423	6,178,324	6,832,747
Real Estate Investment Trusts	—	41,323,940	—	41,323,940
Retail	—	2,480,305	—	2,480,305
Semiconductors	—	18,425,023	—	18,425,023
Software	—	7,976,370	—	7,976,370
Telecommunications	—	26,542,141	8,758	26,550,899
Transportation	—	514,800	—	514,800
Trucking & Leasing	—	210,870	—	210,870
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Water	$—	$416,169	$—	$416,169
Total Corporate Bonds & Notes	—	705,874,942	19,261,037	725,135,979
Total U.S. Treasury & Government Agencies*	—	565,267,157	—	565,267,157
Total Non-Agency Mortgage-Backed Securities*	—	253,546,982	—	253,546,982
Asset-Backed Securities
Asset-Backed - Automobile	—	4,957,507	—	4,957,507
Asset-Backed - Credit Card	—	860,480	—	860,480
Asset-Backed - Home Equity	—	23,618,556	—	23,618,556
Asset-Backed - Manufactured Housing	—	8,217,634	—	8,217,634
Asset-Backed - Other	—	158,097,510	4,856,959	162,954,469
Asset-Backed - Student Loan	—	24,378,843	—	24,378,843
Total Asset-Backed Securities	—	220,130,530	4,856,959	224,987,489
Total Foreign Government*	—	74,002,500	—	74,002,500
Floating Rate Loans
Agriculture	—	289,760	—	289,760
Auto Parts & Equipment	—	177,112	—	177,112
Chemicals	—	116,647	—	116,647
Commercial Services	—	1,322,861	1,191,248	2,514,109
Computers (Less Unfunded Loan Commitments of $644,231)	—	614,504	4,421,420	5,035,924
Cosmetics/Personal Care	—	—	271,232	271,232
Diversified Financial Services	—	1,009,731	—	1,009,731
Energy-Alternate Sources	—	263,016	—	263,016
Engineering & Construction	—	672,989	—	672,989
Entertainment	—	3,316,555	400,315	3,716,870
Healthcare-Services	—	61,650	—	61,650
Lodging	—	1,199,554	—	1,199,554
Media	—	673,328	—	673,328
Oil & Gas	—	1,022,850	—	1,022,850
Oil & Gas Services	—	—	1,595,830	1,595,830
Software	—	404,947	—	404,947
Telecommunications	—	512,808	—	512,808
Total Floating Rate Loans (Less Unfunded Loan Commitments of $644,231)	—	11,658,312	7,880,045	19,538,357
Total Municipals*	—	16,781,065	—	16,781,065
Common Stocks
Banks	1,008,615	—	—	1,008,615
Broadline Retail	—	268,228	—	268,228
Diversified Telecommunication Services	516,926	—	—	516,926
Electrical Equipment	—	—	0	0
Energy Equipment & Services	1,236,979	—	—	1,236,979
Entertainment	427,551	—	—	427,551
Health Care Providers & Services	297,999	—	—	297,999
Hotels, Restaurants & Leisure	1,559,658	5,526	—	1,565,184
Household Durables	911,991	—	—	911,991
Machinery	9,982	—	—	9,982
Media	1,330,127	—	—	1,330,127
Metals & Mining	153,206	—	—	153,206
Professional Services	197,875	—	—	197,875
Software	496,310	—	—	496,310
Wireless Telecommunication Services	—	—	23,736	23,736
Total Common Stocks	8,147,219	273,754	23,736	8,444,709
Total Preferred Stocks*	—	—	6,752,012	6,752,012
Total Convertible Bonds*	—	2,264,247	—	2,264,247
Warrants
Hotels, Restaurants & Leisure	—	5,447	22,858	28,305
IT Services	—	—	399,531	399,531
Machinery	20,536	—	—	20,536
Oil & Gas	—	—	35,099	35,099
Software	1,531	1	—	1,532
Specialty Retail	2,392	—	—	2,392
Total Warrants	24,459	5,448	457,488	487,395
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Aerospace & Defense	$375,678	$—	$—	$375,678
IT Services	—	76,095	—	76,095
Total Convertible Preferred Stocks	375,678	76,095	—	451,773
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	61,836,132	—	61,836,132
Securities Lending Reinvestments
Short-Term Investment Funds	17,000,000	—	—	17,000,000
Repurchase Agreements	—	8,082,918	—	8,082,918
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments	17,000,000	9,082,918	—	26,082,918
Purchased Options
Foreign Currency Options at Value	—	178,982	—	178,982
Interest Rate Swaptions at Value	—	2,336	—	2,336
Options on Exchange-Traded Futures Contracts at Value	46,719	—	—	46,719
Total Purchased Options at Value	46,719	181,318	—	228,037
Total Investments	$25,594,075	$2,839,704,354	$39,231,277	$2,904,529,706
Collateral for Securities Loaned (Liability)	$—	$(26,082,918)	$—	$(26,082,918)
TBA Forward Sales Commitments (Liability)	$—	$(27,001,179)	$—	$(27,001,179)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$468,872	$—	$468,872
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(609,290)	—	(609,290)
Total Forward Contracts	$—	$(140,418)	$—	$(140,418)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,111,080	$—	$—	$1,111,080
Futures Contracts (Unrealized Depreciation)	(506,277)	—	—	(506,277)
Total Futures Contracts	$604,803	$—	$—	$604,803
Written Options
Exchange-Traded Option Contracts at Value	$(8,225)	$—	$—	$(8,225)
Foreign Currency Options at Value	—	(39,209)	—	(39,209)
Interest Rate Swaptions at Value	—	(4,054)	—	(4,054)
Options on Exchange-Traded Futures Contracts at Value	(9,344)	—	—	(9,344)
Total Written Options	$(17,569)	$(43,263)	$—	$(60,832)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,361,015	$—	$1,361,015
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(445,241)	—	(445,241)
Total Centrally Cleared Swap Contracts	$—	$915,774	$—	$915,774
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$114,918	$—	$114,918
OTC Swap Contracts at Value (Liabilities)	—	(523,571)	—	(523,571)
Total OTC Swap Contracts	$—	$(408,653)	$—	$(408,653)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Balance as of December 31, 2024	Purchases	Sales	Realized Gain/ (Loss)	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investment Held at September 30, 2025
Corporate Bonds
Aerospace/Defense	$—	$1,140,278	$—	$—	$—	$7,415	$1,147,693	$7,415
Energy-Alternate Sources	1,446,848	83,620	—	—	3,245	(57,286)	1,476,427	(57,286)
Entertainment	1,325,851	117,415	—	—	—	(28,811)	1,414,455	(28,811)
Gas	401,188	1,002,970	—	—	2,532	18,850	1,425,540	18,850
Home Builders	6,474,985	—	(3,104,000)	93,120	5,569	(292,425)	3,177,249	22,010
Investment Companies	—	3,416,769	(468,120)	7,120	84	121,209	3,077,062	121,209
Lodging	1,875,301	130,706	(0)	(303,825)	5,466	(352,119)	1,355,529	(352,119)
Real Estate	6,102,817	33,132	(34,546)	809	26,377	49,735	6,178,324	49,735
Telecommunications	12,000	—	(14,032)	5,820	5,312	(342)	8,758	(342)
Asset-Backed Securities
Asset-Backed - Other	4,423,661	395,509	(195,366)	(1,611)	—	234,766	4,856,959	226,420
Floating Rate Loans
Commercial Services	1,202,184	57,142	—	—	6,574	(74,652)	1,191,248	(74,652)
Computers*	4,377,494	437,218	(389,865)	321	2,334	(6,082)	4,421,420	(6,082)
Cosmetics/Personal Care	176,072	107,286	(10,745)	184	821	(2,386)	271,232	(2,386)
Entertainment	—	457,503	(42,257)	(1,104)	3,850	(17,678)	400,315	(17,678)
Oil & Gas Services	1,604,000	—	(20,050)	318	4,815	6,747	1,595,830	6,747
Preferred Stocks
Home Builders	2,611,575	—	—	—	—	(3,285)	2,608,290	(3,285)
IT Services	3,600,982	—	—	—	—	434,017	4,034,999	434,017
Oil & Gas	127,446	—	—	—	—	(30,452)	96,994	(30,452)
Software	91,721	—	—	—	—	(79,992)	11,729	(79,992)
Common Stocks
Electrical Equipment	0	—	—	—	—	—	0	—
Wireless Telecommunication Services	—	664	—	—	—	23,072	23,736	23,072
Warants
Hotels, Restaurants & Leisure	—	0	—	—	—	22,858	22,858	22,858
IT Services	373,621	—	—	—	—	25,910	399,531	25,910
Oil & Gas	36,197	—	—	—	—	(1,098)	35,099	(1,098)
Escrow Shares
Oil & Gas	0	—	—	—	—	—	0	—
Savings & Loans	0	—	—	—	—	—	0	—
	$36,263,943	$7,380,212	$(4,278,981)	$(198,848)	$66,979	$(2,029)	$39,231,277	$304,060
* Values are net of unfunded loan commitments.
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Aerospace/Defense	$1,147,693	Market Yield Analysis	Midpoint Yield Spread	5.40%	5.40%	5.40%	Decrease
			Reference Index Spread	2.46%	2.46%	2.46%	Decrease
Energy - Alternate Sources	1,476,427	Market Yield Analysis	Midpoint Yield Spread	4.96%	4.96%	4.96%	Decrease
			Reference Index Spread	3.59%	3.59%	3.59%	Decrease
Entertainment	1,414,455	Market Yield Analysis	Midpoint Yield Spread	7.75%	7.75%	7.75%	Decrease
			Reference Index Spread	3.65%	3.65%	3.65%	Decrease
Gas	1,425,540	Market Yield Analysis	Midpoint Yield Spread	5.29%	5.29%	5.29%	Decrease
			Reference Index Spread	3.27%	3.27%	3.27%	Decrease
Home Builders	3,177,249	Market Yield Analysis	Midpoint Yield Spread	7.00%	7.00%	7.00%	Decrease
			Reference Index Spread	3.64%	3.64%	3.64%	Decrease
Investment Companies	3,077,062	Market Yield Analysis	Midpoint Yield Spread	5.50%	12.75%	7.20%	Decrease
			Reference Index Spread	3.57%	3.66%	3.59%	Decrease
Lodging	1,355,529	Market Yield Analysis	Midpoint Yield Spread	17.00%	17.00%	17.00%	Decrease
			Reference Index Spread	3.57%	3.57%	3.57%	Decrease
Real Estate	6,178,324	Market Yield Analysis	Midpoint Yield Spread	9.25%	15.25%	10.94%	Decrease
			Reference Index Spread	3.27%	3.57%	3.49%	Decrease
Telecommunications	8,758	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed Securities
Asset-Backed - Other	4,856,959	Discounted Cash Flow	Implied Yield	9.78%	9.84%	9.81%	Decrease
		Market Yield Analysis	Midpoint Yield Spread	3.33%	3.33%	3.33%	Decrease
			Reference Index Spread	3.66%	3.66%	3.66%	Decrease
Floating Rate Loans
Commercial Services	1,191,248	EV Coverage Analysis	EV/EBITDA Multiple	11.00x	11.00x	11.00x	Increase
			Loan/EV Coverage Ratio	0.45x	0.45x	0.45x	Increase
		Market Yield Analysis	Midpoint Yield Spread	6.12%	6.12%	6.12%	Decrease
			Reference Index Spread	3.26%	3.26%	3.26%	Decrease
Computers*	4,421,420	Market Yield Analysis	Midpoint Yield Spread	6.60%	10.92%	8.16%	Decrease
			Reference Index Spread	3.27%	3.52%	3.36%	Decrease
Cosmetics/Personal Care	271,232	Market Yield Analysis	Midpoint Yield Spread	5.50%	5.50%	5.50%	Decrease
			Reference Index Spread	3.22%	3.22%	3.22%	Decrease
Entertainment	400,315	Precedent Transaction	Transaction Price	$96.15	$96.15	$96.15	Increase
Oil & Gas Services	1,595,830	Market Yield Analysis	Midpoint Yield Spread	5.75%	5.75%	5.75%	Decrease
			Reference Index Spread	3.26%	3.26%	3.26%	Decrease
Preferred Stock
Home Builders	2,608,290	Market Yield Analysis	Midpoint Yield Spread	6.21%	6.21%	6.21%	Decrease
			Reference Index Spread	3.64%	3.64%	3.64%	Decrease
IT Services	4,034,999	Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
			Accrued Dividend/Share	$1.17	$1.17	$1.17	Increase
Oil & Gas	96,994	Option Pricing Method	Volatility	48.00%	48.00%	48.00%	Increase
			Risk Free Rate	3.56%	3.56%	3.56%	Decrease
			EV/Revenue Multiple	5.75x	5.75x	5.75x	Increase
Software	11,729	Option Pricing Method	Volatility	80.00%	80.00%	80.00%	Increase
			Risk Free Rate	3.56%	3.56%	3.56%	Decrease
			EV/Gross Profit Multiple	3.25x	3.25x	3.25x	Increase
Warrants
Hotels, Restaurants & Leisure	22,858	Black-Scholes Model	Volatility	30.00%	30.00%	30.00%	Increase
			Risk Free Rate	3.65%	3.65%	3.65%	Decrease
			Strike Price	$1.00	$1.00	$1.00	Decrease
IT Services	399,531	Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
Oil & Gas	35,099	Option Pricing Method	Volatility	48.00%	48.00%	48.00%	Increase
			Risk Free Rate	3.56%	3.56%	3.56%	Decrease
			EV/Revenue Multiple	5.75x	5.75x	5.75x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	23,736	Broker Quotations	Single-Source Quote	$23.00	$23.00	$23.00	Increase
* Market values are net of unfunded loan commitments.
BHFTII-51

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.2%
Axon Enterprise, Inc. (a)	36,222	$25,994,356
Howmet Aerospace, Inc. (b)	114,321	22,433,210
TransDigm Group, Inc.	7,985	10,524,390
		58,951,956
Automobiles — 4.4%
Ferrari NV (b)	70,698	34,304,084
Tesla, Inc. (a)	106,803	47,497,430
		81,801,514
Broadline Retail — 8.0%
Amazon.com, Inc. (a)	681,627	149,664,840
Building Products — 0.6%
Trane Technologies PLC (b)	24,485	10,331,691
Capital Markets — 3.6%
Blue Owl Capital, Inc. (b)	752,124	12,733,459
KKR & Co., Inc. (b)	275,969	35,862,172
S&P Global, Inc.	39,311	19,133,057
		67,728,688
Chemicals — 0.4%
Sherwin-Williams Co.	19,024	6,587,250
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. - Class A (b)	117,481	14,538,274
Corning, Inc.	144,202	11,828,890
		26,367,164
Entertainment — 5.3%
Netflix, Inc. (a)	48,364	57,984,567
Spotify Technology SA (a)	58,963	41,156,174
		99,140,741
Financial Services — 4.9%
Adyen NV (a)	13,692	21,973,606
Visa, Inc. - Class A	204,866	69,937,155
		91,910,761
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. (a)	194,250	18,964,627
Intuitive Surgical, Inc. (a)	61,243	27,389,707
		46,354,334
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	73,950	19,185,588
Interactive Media & Services — 6.3%
Meta Platforms, Inc. - Class A	160,885	118,150,726
IT Services — 0.6%
Shopify, Inc. - Class A (a)	79,608	11,830,545
Life Sciences Tools & Services — 0.7%
Danaher Corp.	65,215	12,929,526
Security Description	Shares	Value
Media — 0.0%
Charter Communications, Inc. - Class A (a) (b)	2,958	$813,761
Pharmaceuticals — 2.5%
Eli Lilly & Co.	61,103	46,621,589
Real Estate Management & Development — 0.6%
CoStar Group, Inc. (a)	134,090	11,313,173
Semiconductors & Semiconductor Equipment — 23.7%
ASM International NV	23,146	13,913,338
ASML Holding NV (NY Registry Shares)	10,531	10,194,956
Broadcom, Inc.	370,760	122,317,431
NVIDIA Corp.	1,366,017	254,871,452
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	148,776	41,551,649
		442,848,826
Software — 19.3%
AppLovin Corp. - Class A (a)	68,754	49,402,499
Cadence Design Systems, Inc. (a)	101,531	35,663,779
Fair Isaac Corp. (a)	4,667	6,984,306
Intuit, Inc.	77,290	52,782,114
Microsoft Corp.	369,104	191,177,417
Oracle Corp.	91,430	25,713,773
		361,723,888
Specialty Retail — 1.5%
Carvana Co. (a)	76,114	28,713,245
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	481,019	122,481,868
Total Common Stocks (Cost $976,966,993)		1,815,451,674

Convertible Preferred Stocks—2.5%
Software — 2.5%
Databricks, Inc. - Series D † (a) (c) (d)	239,200	35,880,000
Databricks, Inc. - Series J † (a) (c) (d)	70,572	10,585,800
Total Convertible Preferred Stocks (Cost $28,653,910)		46,465,800

Preferred Stocks—0.6%
Interactive Media & Services — 0.6%
Bytedance Ltd. - Series E-1 † (a) (c) (d) (Cost $5,371,984)	49,026	12,399,656
BHFTII-52

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—0.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $3,358,552; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $3,425,451	3,358,272	$3,358,272
Total Short-Term Investments (Cost $3,358,272)		3,358,272

Securities Lending Reinvestments (e)—1.1%
Short-Term Investment Funds—0.5%
Allspring Government Money Market Fund, Select Class 4.070% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (f)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (f)	100,000	100,000
		8,400,000

Repurchase Agreements—0.6%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $3,000,348; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $204,000	200,000	200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,393,668; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $4,481,020	4,393,157	4,393,157
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $775,828; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 6.125%, maturity dates ranging from 11/15/27 - 08/15/53, and an aggregate market value of $791,252	775,737	$775,737
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $204,000	200,000	200,000
		11,568,894
Total Securities Lending Reinvestments (Cost $19,968,894)		19,968,894
Total Investments—101.5% (Cost $1,034,320,053)		1,897,644,296
Other assets and liabilities (net)—(1.5)%		(27,784,521)
Net Assets—100.0%		$1,869,859,775

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was
$58,865,456, which is 3.1% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $32,911,054 and the collateral received consisted of cash in the amount of
$19,968,894 and non-cash collateral with a value of $13,974,085. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 3.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E-1	12/10/20	49,026	$5,371,984	$12,399,656
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	35,880,000
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	10,585,800
				$58,865,456
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$58,951,956	$—	$—	$58,951,956
Automobiles	81,801,514	—	—	81,801,514
Broadline Retail	149,664,840	—	—	149,664,840
Building Products	10,331,691	—	—	10,331,691
Capital Markets	67,728,688	—	—	67,728,688
Chemicals	6,587,250	—	—	6,587,250
Electronic Equipment, Instruments & Components	26,367,164	—	—	26,367,164
Entertainment	99,140,741	—	—	99,140,741
Financial Services	69,937,155	21,973,606	—	91,910,761
Health Care Equipment & Supplies	46,354,334	—	—	46,354,334
Hotels, Restaurants & Leisure	19,185,588	—	—	19,185,588
Interactive Media & Services	118,150,726	—	—	118,150,726
IT Services	11,830,545	—	—	11,830,545
Life Sciences Tools & Services	12,929,526	—	—	12,929,526
Media	813,761	—	—	813,761
Pharmaceuticals	46,621,589	—	—	46,621,589
Real Estate Management & Development	11,313,173	—	—	11,313,173
Semiconductors & Semiconductor Equipment	428,935,488	13,913,338	—	442,848,826
Software	361,723,888	—	—	361,723,888
Specialty Retail	28,713,245	—	—	28,713,245
Technology Hardware, Storage & Peripherals	122,481,868	—	—	122,481,868
Total Common Stocks	1,779,564,730	35,886,944	—	1,815,451,674
Total Convertible Preferred Stocks*	—	—	46,465,800	46,465,800
Total Preferred Stocks*	—	—	12,399,656	12,399,656
Total Short-Term Investments*	—	3,358,272	—	3,358,272
Securities Lending Reinvestments
Short-Term Investment Funds	8,400,000	—	—	8,400,000
Repurchase Agreements	—	11,568,894	—	11,568,894
Total Securities Lending Reinvestments	8,400,000	11,568,894	—	19,968,894
Total Investments	$1,787,964,730	$50,814,110	$58,865,456	$1,897,644,296
Collateral for Securities Loaned (Liability)	$—	$(19,968,894)	$—	$(19,968,894)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2025
Convertible Preferred Stocks
Software	$—	$28,653,910	$17,811,890	$46,465,800	$17,811,890
Preferred Stocks
Interactive Media & Services	8,858,998	—	3,540,658	12,399,656	3,540,658
	$8,858,998	$28,653,910	$21,352,548	$58,865,456	$21,352,548

	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$46,465,800	Market Transaction Method	Precedent Transaction	$150.00	$150.00	$150.00	Increase
Preferred Stocks
Interactive Media & Services	12,399,656	Comparable Company Analysis	Enterprise Value/TTM Revenue	1.50x	1.50x	1.50x	Increase
BHFTII-55

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—100.6% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—24.0%
Banco Santander SA
4.280%, 02/09/26	4,000,000	$4,002,599
Bank of America NA
4.420%, 11/05/25	2,000,000	2,000,546
4.500%, 01/02/26	2,000,000	2,001,480
Bank of Montreal
3.888%, 10/10/25	3,000,000	2,996,529
4.420%, SOFR + 0.290%, 02/20/26 (a)	2,000,000	2,000,658
4.500%, 01/23/26	3,000,000	3,002,555
4.560%, 11/10/25	2,000,000	2,000,582
Barclays Bank PLC
4.600%, SOFR + 0.440%, 04/21/26 (a)	4,000,000	4,004,178
BNP Paribas SA
4.400%, 11/06/25	3,000,000	3,000,669
4.460%, 11/21/25	3,000,000	3,001,335
Canadian Imperial Bank of Commerce
4.160%, 08/12/26	4,000,000	4,005,673
4.400%, 02/09/26	2,000,000	2,001,499
4.490%, 01/23/26	4,000,000	4,002,894
4.500%, 10/09/25	2,000,000	2,000,093
4.500%, SOFR + 0.370%, 07/14/26 (a)	1,000,000	1,000,923
4.510%, SOFR + 0.380%, 12/22/25 (a)	3,000,000	3,002,085
4.590%, SOFR + 0.460%, 05/15/26 (a)	2,000,000	2,003,333
4.600%, SOFR + 0.470%, 05/21/26 (a)	3,000,000	3,005,322
Citibank NA
4.480%, 01/21/26	1,000,000	1,000,778
4.480%, 02/25/26	1,000,000	1,000,934
Cooperatieve Rabobank UA
4.350%, SOFR + 0.220%, 03/06/26 (a)	2,000,000	2,000,782
4.390%, SOFR + 0.260%, 04/08/26 (a)	2,000,000	2,000,902
4.430%, 02/10/26	4,000,000	4,003,620
Credit Agricole Corporate & Investment Bank SA
4.410%, 11/07/25	4,000,000	4,001,151
4.450%, 11/21/25	2,500,000	2,501,252
Korea Development Bank
4.430%, SOFR + 0.270%, 11/13/25 (a)	7,500,000	7,501,526
4.500%, SOFR + 0.340%, 10/24/25 (a)	6,500,000	6,501,122
Lloyds Bank Corporate Markets PLC
4.410%, 05/15/26	3,755,000	3,762,212
Mitsubishi UFJ Trust & Banking Corp.
4.450%, 12/03/25	4,000,000	4,001,428
Mizuho Bank Ltd.
4.310%, 02/17/26	3,000,000	3,001,799
4.450%, 01/09/26	4,000,000	4,003,110
4.460%, SOFR + 0.300%, 11/12/25 (a)	2,000,000	2,000,471
4.500%, SOFR + 0.340%, 02/18/26 (a)	2,000,000	2,001,294
MUFG Bank Ltd.
4.020%, 04/15/26	4,000,000	3,999,467
4.360%, 10/14/25	2,500,000	2,500,159
Natixis SA
4.430%, 11/05/25	2,000,000	2,000,423
Nordea Bank Abp
3.970%, 03/27/26	1,500,000	1,499,802
4.380%, SOFR + 0.250%, 03/17/26 (a)	2,500,000	2,501,016
4.390%, SOFR + 0.260%, 04/14/26 (a)	2,500,000	2,500,869
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Royal Bank of Canada
4.100%, 08/14/26	2,250,000	$2,253,069
4.210%, 03/12/26	3,000,000	3,001,600
4.350%, 04/16/26	3,000,000	3,005,188
4.440%, 12/12/25	4,000,000	4,001,775
4.500%, 10/07/25	1,000,000	1,000,040
Standard Chartered Bank
4.600%, 01/15/26	3,250,000	3,252,972
4.670%, 02/12/26	2,000,000	2,002,888
State Street Bank & Trust Co.
4.450%, SOFR + 0.320%, 11/12/25 (a)	3,000,000	3,000,702
Sumitomo Mitsui Banking Corp.
4.390%, SOFR + 0.230%, 10/01/25 (a)	4,000,000	4,000,014
4.420%, SOFR + 0.260%, 12/11/25 (a)	5,000,000	5,001,497
4.450%, 03/06/26	3,000,000	3,003,980
Sumitomo Mitsui Trust Bank Ltd.
4.390%, SOFR + 0.230%, 01/14/26 (a)	6,000,000	6,001,703
4.470%, SOFR + 0.310%, 10/30/25 (a)	8,000,000	8,001,534
Svenska Handelsbanken AB
4.390%, SOFR + 0.260%, 02/20/26 (a)	2,500,000	2,501,089
Swedbank AB
4.400%, SOFR + 0.270%, 04/13/26 (a)	2,000,000	2,000,746
Toronto-Dominion Bank
4.500%, 10/07/25	1,000,000	1,000,040
4.520%, 02/04/26	2,500,000	2,502,759
4.610%, SOFR + 0.450%, 04/28/26 (a)	1,500,000	1,501,771
Wells Fargo Bank NA
4.440%, SOFR + 0.310%, 05/28/26 (a)	3,000,000	3,000,988
Westpac Banking Corp.
4.360%, 03/04/26	3,000,000	3,002,449
4.380%, SOFR + 0.220%, 03/12/26 (a)	4,000,000	4,000,736
4.440%, SOFR + 0.280%, 10/20/25 (a)	4,000,000	4,000,435
		184,355,045
Commercial Paper—42.9%
Accenture Capital, Inc.
4.252%, 11/04/25 (144A) (b)	4,000,000	3,984,043
Albion Capital Corp. SA/Albion Capital LLC
4.173%, 01/20/26 (144A) (b)	5,000,000	4,936,108
Alinghi Funding Co. LLC
4.209%, 10/16/25 (144A) (b)	3,500,000	3,493,511
ANZ New Zealand International Ltd.
Zero Coupon, 10/01/25 (144A) (b)	3,000,000	2,999,660
4.375%, 02/23/26 (144A) (b)	2,000,000	1,967,826
Aquitaine Funding Co. LLC
3.609%, 10/07/25 (144A) (b)	2,000,000	1,998,382
Atlantic Asset Securitization LLC
4.404%, 12/02/25 (144A) (b)	2,500,000	2,482,045
Australia & New Zealand Banking Group Ltd.
4.326%, 07/16/26 (144A) (b)	2,000,000	1,939,182
4.401%, 11/25/25 (144A) (b)	3,000,000	2,981,003
Bank of New York Mellon Corp.
4.410%, SOFR + 0.250%, 03/26/26 (a)	2,500,000	2,500,392
Bank of Nova Scotia
4.360%, SOFR + 0.230%, 03/06/26 (144A) (a)	2,500,000	2,500,734
BHFTII-56

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Barclays Bank PLC
4.323%, 12/09/25 (144A) (b)	8,000,000	$7,935,605
Barclays Capital, Inc.
4.308%, 10/22/25 (144A) (b)	4,000,000	3,989,803
Bedford Row Funding Corp.
3.592%, 10/07/25 (144A) (b)	6,000,000	5,995,193
BofA Securities, Inc.
4.436%, 07/01/26 (144A) (b)	5,000,000	4,852,060
Britannia Funding Co. LLC
4.005%, 10/09/25 (144A) (b)	6,000,000	5,993,786
4.326%, 10/28/25 (144A) (b)	1,500,000	1,495,126
4.362%, 11/04/25 (144A) (b)	1,500,000	1,493,912
4.430%, SOFR + 0.300%, 01/07/26 (144A) (a)	1,000,000	1,000,047
Canadian Imperial Bank of Commerce
4.450%, 02/12/26 (144A) (b)	1,500,000	1,477,205
CDP Financial, Inc.
3.798%, 10/09/25 (144A) (b)	5,000,000	4,994,844
Chesham Finance Ltd./Chesham Finance LLC
Zero Coupon, 10/01/25 (b)	7,000,000	6,999,198
3.592%, 10/07/25 (144A) (b)	1,000,000	999,197
Citigroup Global Markets, Inc.
4.365%, 02/10/26 (144A) (b)	4,000,000	3,940,786
4.430%, SOFR + 0.300%, 03/20/26 (144A) (a)	2,000,000	2,000,613
Columbia Funding Co. LLC
4.395%, 01/15/26 (144A) (b)	7,000,000	6,915,915
4.403%, 01/12/26 (144A) (b)	4,000,000	3,953,281
Concord Minutemen Capital Co. LLC
4.464%, 12/08/25 (144A) (b)	4,000,000	3,968,298
Credit Agricole Corporate & Investment Bank SA
4.394%, 02/20/26 (b)	4,000,000	3,936,838
DBS Bank Ltd.
4.266%, 11/05/25 (144A) (b)	2,500,000	2,489,745
DNB Bank ASA
4.271%, 11/05/25 (144A) (b)	2,500,000	2,489,881
4.276%, 03/18/26 (144A) (b)	3,000,000	2,944,565
4.347%, 04/16/26 (144A) (b)	3,000,000	2,935,382
4.356%, 02/12/26 (144A) (b)	2,000,000	1,970,444
5.396%, 05/01/26 (144A) (b)	2,000,000	1,953,808
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.141%, 11/26/25 (144A) (b)	3,500,000	3,477,179
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main
4.248%, 02/06/26 (144A) (b)	4,000,000	3,942,566
Endeavour Funding Co. LLC
4.449%, 01/07/26 (144A) (b)	1,500,000	1,483,230
Falcon Asset Funding LLC
4.430%, SOFR + 0.270%, 02/04/26 (144A) (a)	3,800,000	3,801,013
Federation des Caisses Desjardins du Quebec
4.038%, 03/05/26 (144A) (b)	3,500,000	3,439,728
ING U.S. Funding LLC
4.430%, SOFR + 0.300%, 02/06/26 (a)	2,000,000	2,000,970
4.490%, SOFR + 0.360%, 10/24/25 (144A) (a)	3,600,000	3,600,662
Intrepid Funding Co. LLC
4.426%, 04/24/26 (144A) (b)	5,500,000	5,375,874
4.473%, 04/30/26 (144A) (b)	5,000,000	4,884,048
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Ionic Funding LLC
3.720%, 10/06/25 (b)	4,000,000	$3,997,221
4.038%, 10/10/25 (b)	2,500,000	2,497,094
Landesbank Baden-Wuerttemberg
Zero Coupon, 10/01/25 (b)	30,000,000	29,996,574
Lloyds Bank PLC
4.049%, 07/01/26 (144A) (b)	2,000,000	1,941,169
4.248%, 02/06/26 (b)	3,000,000	2,956,989
4.268%, 10/29/25 (144A) (b)	2,000,000	1,993,362
4.402%, 02/17/26 (b)	2,500,000	2,461,208
Mackinac Funding Co. LLC
4.180%, 10/15/25 (144A) (b)	3,500,000	3,493,962
4.300%, 02/06/26 (144A) (b)	4,000,000	3,942,230
4.350%, 11/12/25 (144A) (b)	3,500,000	3,482,585
4.378%, 11/19/25 (144A) (b)	4,000,000	3,976,963
Macquarie Bank Ltd.
4.059%, 09/24/26 (144A) (b)	2,000,000	1,923,338
4.176%, 05/20/26 (144A) (b)	2,500,000	2,436,555
4.190%, 10/24/25 (144A) (b)	1,750,000	1,745,193
4.207%, 04/30/26 (144A) (b)	1,000,000	976,692
4.231%, 07/20/26 (144A) (b)	4,000,000	3,873,506
4.263%, 02/27/26 (144A) (b)	2,000,000	1,966,917
4.348%, 11/19/25 (144A) (b)	2,000,000	1,988,620
4.395%, 04/24/26 (144A) (b)	1,000,000	977,317
4.398%, 04/29/26 (144A) (b)	2,500,000	2,441,990
4.418%, 11/19/25 (144A) (b)	3,000,000	2,982,931
4.480%, SOFR + 0.350%, 04/07/26 (144A) (a)	5,000,000	5,002,954
4.481%, 02/12/26 (144A) (b)	4,000,000	3,940,300
Matchpoint Finance PLC
4.326%, 12/04/25 (144A) (b)	4,000,000	3,970,449
MUFG Bank Ltd.
4.093%, 03/10/26 (b)	3,000,000	2,946,508
4.358%, 12/05/25 (b)	3,000,000	2,977,554
National Australia Bank Ltd.
4.380%, SOFR + 0.250%, 03/24/26 (144A) (a)	5,000,000	5,001,323
National Bank of Canada
4.386%, 01/16/26 (144A) (b)	3,000,000	2,963,982
4.510%, SOFR + 0.380%, 05/29/26 (144A) (a)	2,500,000	2,502,306
Natixis SA
4.381%, 02/17/26 (b)	3,500,000	3,445,597
Nordea Bank Abp
4.341%, 02/20/26 (144A) (b)	3,750,000	3,691,024
4.347%, 04/16/26 (144A) (b)	3,000,000	2,935,760
Old Line Funding LLC
4.218%, 05/18/26 (144A) (b)	3,500,000	3,413,164
Ranger Funding Co. LLC
4.126%, 03/12/26 (144A) (b)	4,000,000	3,927,586
Royal Bank of Canada
4.308%, 11/03/25 (144A) (b)	2,000,000	1,992,242
4.314%, 11/07/25 (144A) (b)	2,500,000	2,489,168
4.378%, 05/27/26 (144A) (b)	2,000,000	1,948,602
Sheffield Receivables Co. LLC
4.344%, 11/10/25 (144A) (b)	3,500,000	3,483,422
Skandinaviska Enskilda Banken AB
4.520%, SOFR + 0.390%, 04/28/26 (144A) (a)	4,000,000	4,003,799
BHFTII-57

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
4.100%, 03/04/26 (144A) (b)	6,000,000	$5,898,117
4.242%, 02/19/26 (144A) (b)	4,000,000	3,937,398
4.330%, 11/20/25 (144A) (b)	2,500,000	2,485,469
Svenska Handelsbanken AB
4.430%, 09/29/26 (144A) (b)	3,500,000	3,499,996
Swedbank AB
4.038%, 06/10/26 (144A) (b)	2,000,000	1,945,719
4.330%, SOFR + 0.200%, 11/26/25 (144A) (a)	2,000,000	2,000,311
UBS AG
4.778%, SOFR + 0.450%, 04/14/26 (144A) (a)	2,000,000	2,001,287
Verto Capital I-A LLC
Zero Coupon, 10/01/25 (144A) (b)	4,000,000	3,999,542
Westpac Banking Corp.
4.400%, SOFR + 0.270%, 02/03/26 (144A) (a)	3,500,000	3,501,585
4.420%, SOFR + 0.290%, 01/02/26 (144A) (a)	2,500,000	2,500,974
4.470%, SOFR + 0.340%, 04/30/26 (144A) (a)	3,000,000	3,002,074
4.530%, SOFR + 0.400%, 04/10/26 (144A) (a)	2,500,000	2,502,732
		330,477,048
Repurchase Agreements—32.5%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.210%, due on 10/01/25, with a maturity value of $51,005,964; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000%-6.500%, with maturity dates ranging from 07/20/50 - 04/15/60, and an aggregate market value of $51,786,710	51,000,000	51,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 09/30/25 at 4.210%, due on 10/01/25, with a maturity value of $78,809,215; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000% - 7.500%, with maturity dates ranging from 02/20/52-12/15/60, and an aggregate market value of $79,997,286	78,800,000	78,800,000
TD Securities (USA) LLC
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25, with a maturity value of $120,014,067; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000%-6.500%, with maturity dates ranging from 01/01/47 -01/01/55, and an aggregate market value of $123,041,000	120,000,000	120,000,000
		249,800,000
Security Description	Principal Amount*	Value
U.S. Treasury—0.4%
U.S. Treasury Bills
4.032%, 10/30/25 (b)	3,000,000	$2,990,203
Time Deposit—0.8%
Royal Bank of Canada
4.150%, 10/01/25	6,000,000	6,000,000
Total Short-Term Investments (Cost $773,354,399)		773,622,296
Total Investments—100.6% (Cost $773,354,399)		773,622,296
Other assets and liabilities (net)—(0.6)%		(4,536,125)
Net Assets—100.0%		$769,086,171

(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$263,760,905, which is 34.3% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$773,622,296	$—	$773,622,296
Total Investments	$—	$773,622,296	$—	$773,622,296

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-58

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.1%
AB International Bond Portfolio (Class A) (a)	800,267	$6,258,090
Baillie Gifford International Stock Portfolio (Class A) (b)	270,959	3,105,192
BlackRock Bond Income Portfolio (Class A) (b)	448,838	40,732,039
BlackRock Capital Appreciation Portfolio (Class A) (b)	52,573	2,349,488
BlackRock High Yield Portfolio (Class A) (a)	312,997	2,347,477
Brighthouse Small Cap Value Portfolio (Class A) (a)	272,290	3,049,644
Brighthouse/Artisan International Portfolio (Class A) (a)	188,951	2,361,887
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,741	779,128
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	597,279	5,483,023
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,791,097	15,672,101
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	206,770	5,498,021
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	221,216	3,139,051
CBRE Global Real Estate Portfolio (Class A) (a)	146,416	1,572,507
Harris Oakmark International Portfolio (Class A) (a)	213,930	3,142,630
Invesco Comstock Portfolio (Class A) (a)	497,239	6,275,158
Invesco Global Equity Portfolio (Class A) (a)	32,412	779,835
Jennison Growth Portfolio (Class A) (b)	201,230	3,131,144
JPMorgan Core Bond Portfolio (Class A) (a)	2,836,704	25,842,376
JPMorgan Small Cap Value Portfolio (Class A) (a)	137,112	1,564,453
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	70,363	782,433
MFS Research International Portfolio (Class A) (a)	240,460	3,138,004
MFS Value Portfolio (Class A) (b)	588,831	7,855,002
Neuberger Berman Genesis Portfolio (Class A) (b)	49,936	767,016
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	2,512,750	25,831,067
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
PIMCO Total Return Portfolio (Class A) (a)	3,916,989	$39,169,894
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	58,529	784,874
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	93,336	2,351,122
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	179,790	4,701,516
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	93,588	782,396
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	127,855	2,349,969
TCW Core Fixed Income Portfolio (Class A) (a)	3,589,152	31,333,294
VanEck Global Natural Resources Portfolio (Class A) (b)	295,249	3,920,902
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,483,537	15,666,148
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,838,556	40,727,080
Total Investment Companies (Cost $333,986,923)		313,243,961
Total Investments—100.1% (Cost $333,986,923)		313,243,961
Other assets and liabilities (net)—(0.1)%		(372,617)
Net Assets—100.0%		$312,871,344

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
AB International Bond Portfolio (Class A)	$6,520,258	$737,535	$(774,348)	$(193,870)	$(31,485)	$6,258,090
Baillie Gifford International Stock Portfolio (Class A)	3,211,724	243,877	(748,825)	(132,589)	531,005	3,105,192
BlackRock Bond Income Portfolio (Class A)	40,803,632	3,669,530	(4,208,069)	(757,498)	1,224,444	40,732,039
BlackRock Capital Appreciation Portfolio (Class A)	2,375,641	545,415	(607,346)	243,300	(207,522)	2,349,488
BlackRock High Yield Portfolio (Class A)	2,447,303	197,075	(302,671)	26,562	(20,792)	2,347,477
Brighthouse Small Cap Value Portfolio (Class A)	3,158,010	959,816	(453,901)	(190,911)	(423,370)	3,049,644
Brighthouse/Artisan International Portfolio (Class A)	2,429,687	506,416	(882,934)	45,991	262,727	2,361,887
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	799,263	229,495	(98,034)	2,665	(154,261)	779,128
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,708,292	658,924	(557,426)	(40,396)	(286,372)	5,483,023
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	16,316,059	1,284,508	(1,786,087)	(155,811)	13,432	15,672,101
Brighthouse/Templeton International Bond Portfolio (Class A)	4,811,325	19,239	(5,254,822)	(981,113)	1,405,371	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,634,429	1,009,058	(654,002)	1,233	(492,697)	5,498,021
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,203,289	769,060	(618,154)	(107,764)	(107,380)	3,139,051
CBRE Global Real Estate Portfolio (Class A)	1,600,074	104,141	(216,489)	8,226	76,555	1,572,507
Harris Oakmark International Portfolio (Class A)	3,240,544	298,950	(1,021,901)	168,496	456,541	3,142,630
Invesco Comstock Portfolio (Class A)	6,414,899	1,263,594	(1,270,216)	(22,025)	(111,094)	6,275,158
Invesco Global Equity Portfolio (Class A)	798,862	174,426	(166,963)	(19,299)	(7,190)	779,835
Jennison Growth Portfolio (Class A)	3,168,447	826,473	(754,818)	245,309	(354,267)	3,131,144
JPMorgan Core Bond Portfolio (Class A)	25,308,642	2,607,515	(2,518,708)	(347,820)	792,747	25,842,376
JPMorgan Small Cap Value Portfolio (Class A)	1,571,068	372,872	(315,728)	8,074	(71,833)	1,564,453
BHFTII-59

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Loomis Sayles Small Cap Growth Portfolio (Class A)	$790,205	$183,901	$(141,658)	$(31,098)	$(18,917)	$782,433
MFS Research International Portfolio (Class A)	3,225,167	335,235	(728,968)	139,225	167,345	3,138,004
MFS Value Portfolio (Class A)	8,063,817	1,320,570	(1,331,621)	52,162	(249,926)	7,855,002
Neuberger Berman Genesis Portfolio (Class A)	781,129	197,688	(92,156)	(4,595)	(115,050)	767,016
PIMCO Inflation Protected Bond Portfolio (Class A)	26,936,649	1,021,264	(3,554,949)	117,749	1,310,354	25,831,067
PIMCO Total Return Portfolio (Class A)	40,817,440	2,683,504	(4,895,852)	(713,006)	1,277,808	39,169,894
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	901,477	(175,372)	(68,645)	127,414	784,874
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	805,685	35,990	(961,575)	(14,896)	134,796	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,380,376	526,695	(581,213)	216,881	(191,617)	2,351,122
T. Rowe Price Large Cap Value Portfolio (Class A)	4,810,571	839,374	(785,812)	113,612	(276,229)	4,701,516
T. Rowe Price Mid Cap Growth Portfolio (Class A)	798,071	183,293	(118,858)	(45,709)	(34,401)	782,396
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,348,144	714,556	(435,452)	67,706	(344,985)	2,349,969
TCW Core Fixed Income Portfolio (Class A)	31,029,333	3,073,073	(3,237,548)	(530,135)	998,571	31,333,294
VanEck Global Natural Resources Portfolio (Class A)	3,960,799	497,487	(1,359,980)	24,110	798,486	3,920,902
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	16,314,623	1,519,085	(2,081,846)	(645,299)	559,585	15,666,148
Western Asset Management U.S. Government Portfolio (Class A)	42,461,220	2,333,172	(4,695,215)	(667,788)	1,295,691	40,727,080
	$325,044,677	$32,844,283	$(48,389,517)	$(4,188,966)	$7,933,484	$313,243,961

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
AB International Bond Portfolio (Class A)	$—	$608,108	800,267
Baillie Gifford International Stock Portfolio (Class A)	126,753	21,434	270,959
BlackRock Bond Income Portfolio (Class A)	—	2,210,737	448,838
BlackRock Capital Appreciation Portfolio (Class A)	310,631	—	52,573
BlackRock High Yield Portfolio (Class A)	—	161,698	312,997
Brighthouse Small Cap Value Portfolio (Class A)	461,387	48,784	272,290
Brighthouse/Artisan International Portfolio (Class A)	385,957	30,890	188,951
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	146,473	10,407	4,741
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	504,412	597,279
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	828,205	1,791,097
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	—
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	684,848	78,760	206,770
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	570,701	16,516	221,216
CBRE Global Real Estate Portfolio (Class A)	—	45,747	146,416
Harris Oakmark International Portfolio (Class A)	105,159	72,109	213,930
Invesco Comstock Portfolio (Class A)	771,257	133,672	497,239
Invesco Global Equity Portfolio (Class A)	118,758	1,144	32,412
Jennison Growth Portfolio (Class A)	547,421	—	201,230
JPMorgan Core Bond Portfolio (Class A)	—	1,082,317	2,836,704
JPMorgan Small Cap Value Portfolio (Class A)	171,618	19,053	137,112
Loomis Sayles Small Cap Growth Portfolio (Class A)	88,136	—	70,363
MFS Research International Portfolio (Class A)	177,664	61,137	240,460
MFS Value Portfolio (Class A)	897,841	143,916	588,831
Neuberger Berman Genesis Portfolio (Class A)	101,867	817	49,936
PIMCO Inflation Protected Bond Portfolio (Class A)	194,361	334,300	2,512,750
PIMCO Total Return Portfolio (Class A)	—	2,313,026	3,916,989
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	7,730	58,529
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	15,431	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	327,865	—	93,336
T. Rowe Price Large Cap Value Portfolio (Class A)	444,532	96,092	179,790
T. Rowe Price Mid Cap Growth Portfolio (Class A)	110,059	—	93,588
T. Rowe Price Small Cap Growth Portfolio (Class A)	496,372	6,148	127,855
TCW Core Fixed Income Portfolio (Class A)	—	1,472,224	3,589,152
VanEck Global Natural Resources Portfolio (Class A)	67,597	127,359	295,249
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,240,486	1,483,537
BHFTII-60

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,687,583	3,838,556
	$7,307,257	$13,380,242
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$313,243,961	$—	$—	$313,243,961
Total Investments	$313,243,961	$—	$—	$313,243,961

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-61

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	12,162,719	$95,112,459
Allspring Mid Cap Value Portfolio (Class A) (a)	780,361	7,842,625
Baillie Gifford International Stock Portfolio (Class A) (b)	6,899,467	79,067,890
BlackRock Bond Income Portfolio (Class A) (b)	3,586,947	325,515,467
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,246,746	55,717,076
BlackRock High Yield Portfolio (Class A) (a)	4,233,513	31,751,348
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,410,603	38,198,754
Brighthouse/Artisan International Portfolio (Class A) (a)	4,482,815	56,035,185
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	47,315	7,775,673
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,053,404	55,570,252
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	10,896,315	95,342,760
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	3,871,190	31,317,926
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,881,099	103,198,424
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,057,002	71,758,864
CBRE Global Real Estate Portfolio (Class A) (a)	2,230,499	23,955,560
Harris Oakmark International Portfolio (Class A) (a)	5,987,558	87,957,227
Invesco Comstock Portfolio (Class A) (a)	8,214,042	103,661,209
Invesco Global Equity Portfolio (Class A) (a)	1,318,154	31,714,773
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,583,040	15,814,568
Jennison Growth Portfolio (Class A) (b)	2,555,662	39,766,108
JPMorgan Core Bond Portfolio (Class A) (a)	14,788,022	134,718,879
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,082,017	23,755,809
Loomis Sayles Growth Portfolio (Class A) (a)	1,641,410	31,580,728
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	715,359	7,954,787
MFS Research International Portfolio (Class A) (a)	4,281,735	55,876,642
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	8,980,467	$119,799,431
Neuberger Berman Genesis Portfolio (Class A) (b)	1,009,883	15,511,805
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	16,194,111	166,475,462
PIMCO Total Return Portfolio (Class A) (a)	31,765,554	317,655,543
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,566,222	47,823,043
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,897,837	47,806,521
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,262,364	111,460,808
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,892,448	15,820,869
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,162,581	39,748,244
TCW Core Fixed Income Portfolio (Class A) (a)	28,164,773	245,878,471
VanEck Global Natural Resources Portfolio (Class A) (b)	4,802,593	63,778,438
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	10,526,402	111,158,806
Western Asset Management U.S. Government Portfolio (Class A) (b)	24,684,635	261,903,973
Total Investment Companies (Cost $3,273,950,553)		3,175,782,407
Total Investments—100.0% (Cost $3,273,950,553)		3,175,782,407
Other assets and liabilities (net)—0.0%		(1,176,570)
Net Assets—100.0%		$3,174,605,837

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
AB International Bond Portfolio (Class A)	$108,783,897	$9,283,937	$(19,660,972)	$(4,598,873)	$1,304,470	$95,112,459
Allspring Mid Cap Value Portfolio (Class A)	8,081,958	1,575,212	(791,884)	(26,679)	(995,982)	7,842,625
Baillie Gifford International Stock Portfolio (Class A)	81,019,849	3,866,046	(15,719,715)	(1,172,798)	11,074,508	79,067,890
BlackRock Bond Income Portfolio (Class A)	326,333,178	23,082,945	(27,925,780)	(5,727,690)	9,752,814	325,515,467
BlackRock Capital Appreciation Portfolio (Class A)	56,779,603	9,765,698	(10,971,491)	(1,164,555)	1,307,821	55,717,076
BlackRock High Yield Portfolio (Class A)	25,119,548	8,715,533	(2,058,426)	(342)	(24,965)	31,751,348
Brighthouse Small Cap Value Portfolio (Class A)	39,649,437	9,525,851	(3,044,686)	20,026	(7,951,874)	38,198,754
Brighthouse/Artisan International Portfolio (Class A)	57,837,912	10,332,876	(19,356,856)	1,587,085	5,634,168	56,035,185
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,107,898	1,751,473	(511,099)	(114,809)	(1,457,790)	7,775,673
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	58,613,945	5,771,589	(5,499,103)	(442,583)	(2,873,596)	55,570,252
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	100,492,498	6,598,946	(10,922,664)	(1,387,055)	561,035	95,342,760
Brighthouse/Templeton International Bond Portfolio (Class A)	78,037,554	295,431	(55,941,951)	(22,363,092)	31,289,984	31,317,926
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	107,201,949	14,497,960	(8,954,416)	(1,053,807)	(8,493,262)	103,198,424
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	73,801,874	14,019,248	(10,582,485)	491,569	(5,971,342)	71,758,864
CBRE Global Real Estate Portfolio (Class A)	23,850,499	731,108	(1,854,129)	(230,850)	1,458,932	23,955,560
Harris Oakmark International Portfolio (Class A)	88,811,373	5,095,455	(23,011,106)	5,265,501	11,796,004	87,957,227
Invesco Comstock Portfolio (Class A)	105,723,464	15,699,192	(15,020,513)	2,771,579	(5,512,513)	103,661,209
BHFTII-62

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Invesco Global Equity Portfolio (Class A)	$32,565,507	$5,587,173	$(5,020,519)	$683,568	$(2,100,956)	$31,714,773
Invesco Small Cap Growth Portfolio (Class A)	15,939,936	1,602,185	(2,596,351)	(1,325,666)	2,194,464	15,814,568
Jennison Growth Portfolio (Class A)	40,506,557	8,486,217	(7,321,965)	(992,656)	(912,045)	39,766,108
JPMorgan Core Bond Portfolio (Class A)	125,556,829	15,722,770	(8,829,227)	(1,004,505)	3,273,012	134,718,879
JPMorgan Small Cap Value Portfolio (Class A)	23,772,063	4,676,078	(3,574,403)	110,762	(1,228,691)	23,755,809
Loomis Sayles Growth Portfolio (Class A)	32,361,333	5,492,632	(6,623,678)	2,471,335	(2,120,894)	31,580,728
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,976,058	1,513,819	(952,948)	(138,132)	(444,010)	7,954,787
MFS Research International Portfolio (Class A)	56,490,895	4,296,866	(10,221,907)	1,686,846	3,623,942	55,876,642
MFS Value Portfolio (Class A)	121,874,184	15,908,780	(14,739,949)	(1,458,904)	(1,784,680)	119,799,431
Neuberger Berman Genesis Portfolio (Class A)	15,619,214	3,418,225	(1,032,634)	(212,359)	(2,280,641)	15,511,805
PIMCO Inflation Protected Bond Portfolio (Class A)	175,745,191	4,508,661	(23,125,518)	(2,852,018)	12,199,146	166,475,462
PIMCO Total Return Portfolio (Class A)	317,974,476	23,556,372	(28,606,493)	(6,624,049)	11,355,237	317,655,543
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	24,077,018	29,205,056	(11,462,040)	2,421,887	3,581,122	47,823,043
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	24,023,986	482,252	(29,741,429)	(83,883)	5,319,074	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	48,791,909	8,343,282	(9,310,077)	(667,461)	648,868	47,806,521
T. Rowe Price Large Cap Value Portfolio (Class A)	112,546,381	14,510,336	(11,333,702)	(653,098)	(3,609,109)	111,460,808
T. Rowe Price Mid Cap Growth Portfolio (Class A)	16,226,988	2,894,390	(1,545,397)	(292,572)	(1,462,540)	15,820,869
T. Rowe Price Small Cap Growth Portfolio (Class A)	39,427,980	10,481,183	(5,103,281)	(679,690)	(4,377,948)	39,748,244
TCW Core Fixed Income Portfolio (Class A)	242,648,392	17,425,401	(18,024,612)	(2,238,825)	6,068,115	245,878,471
VanEck Global Natural Resources Portfolio (Class A)	62,904,846	4,197,231	(16,405,199)	5,311,939	7,769,621	63,778,438
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	133,900,694	8,817,048	(31,288,462)	(8,427,735)	8,157,261	111,158,806
Western Asset Management U.S. Government Portfolio (Class A)	276,440,587	13,688,601	(32,395,942)	(3,822,226)	7,992,953	261,903,973
	$3,295,617,460	$345,423,058	$(511,083,009)	$(46,934,815)	$92,759,713	$3,175,782,407

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
AB International Bond Portfolio (Class A)	$—	$9,264,179	12,162,719
Allspring Mid Cap Value Portfolio (Class A)	1,328,742	131,414	780,361
Baillie Gifford International Stock Portfolio (Class A)	3,242,923	548,386	6,899,467
BlackRock Bond Income Portfolio (Class A)	—	17,339,917	3,586,947
BlackRock Capital Appreciation Portfolio (Class A)	7,454,760	—	1,246,746
BlackRock High Yield Portfolio (Class A)	—	2,131,513	4,233,513
Brighthouse Small Cap Value Portfolio (Class A)	5,825,347	615,936	3,410,603
Brighthouse/Artisan International Portfolio (Class A)	9,239,289	739,468	4,482,815
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,490,255	105,882	47,315
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,115,472	6,053,404
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	5,034,942	10,896,315
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	3,871,190
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	12,953,960	1,489,757	3,881,099
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,140,448	380,285	5,057,002
CBRE Global Real Estate Portfolio (Class A)	—	701,390	2,230,499
Harris Oakmark International Portfolio (Class A)	2,977,839	2,041,947	5,987,558
Invesco Comstock Portfolio (Class A)	12,869,058	2,230,432	8,214,042
Invesco Global Equity Portfolio (Class A)	4,915,621	47,371	1,318,154
Invesco Small Cap Growth Portfolio (Class A)	—	—	1,583,040
Jennison Growth Portfolio (Class A)	7,025,134	—	2,555,662
JPMorgan Core Bond Portfolio (Class A)	—	5,527,694	14,788,022
JPMorgan Small Cap Value Portfolio (Class A)	2,634,264	292,462	2,082,017
Loomis Sayles Growth Portfolio (Class A)	4,283,261	—	1,641,410
Loomis Sayles Small Cap Growth Portfolio (Class A)	906,250	—	715,359
MFS Research International Portfolio (Class A)	3,179,857	1,094,233	4,281,735
MFS Value Portfolio (Class A)	13,679,933	2,192,776	8,980,467
Neuberger Berman Genesis Portfolio (Class A)	2,074,045	16,629	1,009,883
PIMCO Inflation Protected Bond Portfolio (Class A)	1,249,390	2,148,950	16,194,111
PIMCO Total Return Portfolio (Class A)	—	18,140,020	31,765,554
BHFTII-63

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	$—	$477,548	3,566,222
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	467,557	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	6,736,596	—	1,897,837
T. Rowe Price Large Cap Value Portfolio (Class A)	10,577,775	2,286,542	4,262,364
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2,257,270	—	1,892,448
T. Rowe Price Small Cap Growth Portfolio (Class A)	8,465,059	104,836	2,162,581
TCW Core Fixed Income Portfolio (Class A)	—	11,317,818	28,164,773
VanEck Global Natural Resources Portfolio (Class A)	1,114,218	2,099,250	4,802,593
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	8,817,048	10,526,402
Western Asset Management U.S. Government Portfolio (Class A)	—	10,885,064	24,684,635
	$139,621,294	$113,786,718
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,175,782,407	$—	$—	$3,175,782,407
Total Investments	$3,175,782,407	$—	$—	$3,175,782,407

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-64

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	22,720,724	$177,676,061
Allspring Mid Cap Value Portfolio (Class A) (a)	2,181,833	21,927,425
Baillie Gifford International Stock Portfolio (Class A) (b)	27,040,159	309,880,228
BlackRock Bond Income Portfolio (Class A) (b)	7,638,759	693,217,340
BlackRock Capital Appreciation Portfolio (Class A) (b)	4,997,775	223,350,567
BlackRock High Yield Portfolio (Class A) (a)	12,715,701	95,367,758
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,453,382	128,277,874
Brighthouse/Artisan International Portfolio (Class A) (a)	21,521,812	269,022,645
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	132,443	21,765,653
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,551,843	89,640,375
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,952,153	155,620,764
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	17,809,454	155,832,720
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	19,300,040	156,137,325
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,189,296	377,293,382
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	18,945,280	268,833,517
CBRE Global Real Estate Portfolio (Class A) (a)	12,515,612	134,417,674
Harris Oakmark International Portfolio (Class A) (a)	24,408,152	358,555,756
Invesco Comstock Portfolio (Class A) (a)	30,136,977	380,328,650
Invesco Global Equity Portfolio (Class A) (a)	3,687,318	88,716,863
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	11,093,619	110,825,255
Jennison Growth Portfolio (Class A) (b)	17,192,649	267,517,614
JPMorgan Core Bond Portfolio (Class A) (a)	24,451,783	222,755,739
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,831,840	66,541,289
Loomis Sayles Growth Portfolio (Class A) (a)	12,658,654	243,552,507
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	6,015,999	66,897,905
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Research International Portfolio (Class A) (a)	17,152,095	$223,834,845
MFS Value Portfolio (Class A) (b)	33,573,466	447,870,042
Neuberger Berman Genesis Portfolio (Class A) (b)	4,242,187	65,159,985
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,637,269	222,431,130
PIMCO Total Return Portfolio (Class A) (a)	55,692,981	556,929,811
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	16,658,265	223,387,332
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	7,994,337	201,377,344
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,375,563	402,070,980
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,297,613	44,288,048
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,279,781	133,802,376
TCW Core Fixed Income Portfolio (Class A) (a)	55,898,788	487,996,422
VanEck Global Natural Resources Portfolio (Class A) (b)	20,193,204	268,165,755
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,655,667	133,643,848
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,655,836	378,308,422
Total Investment Companies (Cost $8,824,593,874)		8,873,219,226
Total Investments—100.0% (Cost $8,824,593,874)		8,873,219,226
Other assets and liabilities (net)—0.0%		(2,490,661)
Net Assets—100.0%		$8,870,728,565

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
AB International Bond Portfolio (Class A)	$205,216,255	$17,015,944	$(38,604,319)	$(8,745,339)	$2,793,520	$177,676,061
Allspring Mid Cap Value Portfolio (Class A)	22,135,988	4,173,743	(1,577,246)	(212,380)	(2,592,680)	21,927,425
Baillie Gifford International Stock Portfolio (Class A)	307,470,747	14,691,714	(49,899,124)	(9,347,529)	46,964,420	309,880,228
BlackRock Bond Income Portfolio (Class A)	681,608,054	47,632,785	(44,525,351)	(10,515,497)	19,017,349	693,217,340
BlackRock Capital Appreciation Portfolio (Class A)	223,770,091	31,978,179	(32,789,838)	(2,461,828)	2,853,963	223,350,567
BlackRock High Yield Portfolio (Class A)	77,639,189	22,017,264	(4,284,172)	(377,546)	373,023	95,367,758
Brighthouse Small Cap Value Portfolio (Class A)	130,823,154	26,866,232	(3,538,371)	67,523	(25,940,664)	128,277,874
Brighthouse/Artisan International Portfolio (Class A)	269,029,373	47,423,227	(80,945,736)	18,151,578	15,364,203	269,022,645
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	22,197,416	4,575,161	(701,399)	(248,887)	(4,056,638)	21,765,653
Brighthouse/Dimensional International Small Company Portfolio (Class A)	88,420,559	7,885,936	(23,271,066)	(3,392,625)	19,997,571	89,640,375
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	160,198,273	16,949,117	(12,380,037)	(999,899)	(8,146,690)	155,620,764
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	182,887,991	8,077,599	(34,227,457)	(3,638,342)	2,732,929	155,832,720
Brighthouse/Templeton International Bond Portfolio (Class A)	168,584,601	54,003	(37,387,903)	(18,387,959)	43,274,583	156,137,325
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	381,827,670	52,064,176	(22,107,788)	(994,043)	(33,496,633)	377,293,382
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	269,790,178	48,833,745	(30,181,670)	1,525,471	(21,134,207)	268,833,517
CBRE Global Real Estate Portfolio (Class A)	128,924,422	4,521,545	(5,762,817)	(391,077)	7,125,601	134,417,674
Harris Oakmark International Portfolio (Class A)	349,849,969	20,216,072	(79,381,202)	(11,213,504)	79,084,421	358,555,756
BHFTII-65

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Invesco Comstock Portfolio (Class A)	$378,905,186	$54,101,518	$(42,848,476)	$753,308	$(10,582,886)	$380,328,650
Invesco Global Equity Portfolio (Class A)	89,501,136	13,627,955	(10,418,029)	560,806	(4,555,005)	88,716,863
Invesco Small Cap Growth Portfolio (Class A)	109,585,662	8,272,204	(13,033,871)	(3,327,350)	9,328,610	110,825,255
Jennison Growth Portfolio (Class A)	267,787,999	48,820,912	(36,264,578)	(6,309,980)	(6,516,739)	267,517,614
JPMorgan Core Bond Portfolio (Class A)	227,578,907	12,802,280	(21,700,742)	(2,547,211)	6,622,505	222,755,739
JPMorgan Small Cap Value Portfolio (Class A)	65,348,391	10,644,347	(6,530,892)	(875,899)	(2,044,658)	66,541,289
Loomis Sayles Growth Portfolio (Class A)	245,250,379	34,883,809	(39,017,985)	14,509,085	(12,072,781)	243,552,507
Loomis Sayles Small Cap Growth Portfolio (Class A)	65,973,185	10,758,363	(5,123,102)	(193,169)	(4,517,372)	66,897,905
MFS Research International Portfolio (Class A)	218,432,477	17,630,774	(32,759,442)	8,643,460	11,887,576	223,834,845
MFS Value Portfolio (Class A)	444,545,877	58,312,981	(43,058,528)	(8,243,002)	(3,687,286)	447,870,042
Neuberger Berman Genesis Portfolio (Class A)	64,344,853	11,981,036	(942,528)	(313,464)	(9,909,912)	65,159,985
PIMCO Inflation Protected Bond Portfolio (Class A)	227,516,779	7,655,644	(24,961,707)	(2,275,809)	14,496,223	222,431,130
PIMCO Total Return Portfolio (Class A)	569,118,406	39,223,644	(59,716,975)	(12,011,462)	20,316,198	556,929,811
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	108,643,444	134,144,300	(45,473,592)	7,044,138	19,029,042	223,387,332
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	108,404,172	2,140,109	(135,687,570)	(211,779)	25,355,068	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	201,203,103	28,541,095	(28,184,849)	2,669,199	(2,851,204)	201,377,344
T. Rowe Price Large Cap Value Portfolio (Class A)	396,011,882	49,772,030	(28,848,469)	(5,281,588)	(9,582,875)	402,070,980
T. Rowe Price Mid Cap Growth Portfolio (Class A)	44,451,441	6,786,027	(2,144,413)	(373,816)	(4,431,191)	44,288,048
T. Rowe Price Small Cap Growth Portfolio (Class A)	129,900,042	30,251,307	(10,137,264)	(2,258,731)	(13,952,978)	133,802,376
TCW Core Fixed Income Portfolio (Class A)	467,018,692	44,823,148	(31,425,951)	(3,822,421)	11,402,954	487,996,422
VanEck Global Natural Resources Portfolio (Class A)	255,882,500	19,673,735	(61,624,754)	14,278,170	39,956,104	268,165,755
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	182,341,501	10,246,823	(59,197,077)	(15,415,429)	15,668,030	133,643,848
Western Asset Management U.S. Government Portfolio (Class A)	387,853,613	22,450,619	(37,896,428)	(5,485,757)	11,386,375	378,308,422
	$8,925,973,557	$1,052,521,102	$(1,278,562,718)	$(71,670,584)	$244,957,869	$8,873,219,226

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
AB International Bond Portfolio (Class A)	$—	$17,015,944	22,720,724
Allspring Mid Cap Value Portfolio (Class A)	3,648,907	360,881	2,181,833
Baillie Gifford International Stock Portfolio (Class A)	12,563,314	2,124,485	27,040,159
BlackRock Bond Income Portfolio (Class A)	—	36,239,744	7,638,759
BlackRock Capital Appreciation Portfolio (Class A)	29,303,874	—	4,997,775
BlackRock High Yield Portfolio (Class A)	—	6,248,789	12,715,701
Brighthouse Small Cap Value Portfolio (Class A)	18,705,785	1,977,834	11,453,382
Brighthouse/Artisan International Portfolio (Class A)	43,908,084	3,514,191	21,521,812
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	4,061,847	288,593	132,443
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,223,790	2,661,176	7,551,843
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	14,103,700	16,952,153
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	8,076,994	17,809,454
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	19,300,040
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	46,694,160	5,370,016	14,189,296
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	47,417,818	1,372,273	18,945,280
CBRE Global Real Estate Portfolio (Class A)	—	3,868,443	12,515,612
Harris Oakmark International Portfolio (Class A)	11,989,089	8,221,089	24,408,152
Invesco Comstock Portfolio (Class A)	46,104,227	7,990,667	30,136,977
Invesco Global Equity Portfolio (Class A)	13,481,884	129,922	3,687,318
Invesco Small Cap Growth Portfolio (Class A)	—	—	11,093,619
Jennison Growth Portfolio (Class A)	46,386,247	—	17,192,649
JPMorgan Core Bond Portfolio (Class A)	—	9,367,138	24,451,783
JPMorgan Small Cap Value Portfolio (Class A)	7,063,044	784,156	5,831,840
Loomis Sayles Growth Portfolio (Class A)	32,412,326	—	12,658,654
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,380,355	—	6,015,999
MFS Research International Portfolio (Class A)	12,583,186	4,330,049	17,152,095
MFS Value Portfolio (Class A)	50,257,184	8,055,796	33,573,466
BHFTII-66

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Neuberger Berman Genesis Portfolio (Class A)	$8,393,760	$67,300	4,242,187
PIMCO Inflation Protected Bond Portfolio (Class A)	1,637,088	2,815,791	21,637,269
PIMCO Total Return Portfolio (Class A)	—	32,236,956	55,692,981
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,143,830	16,658,265
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,126,556	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	27,756,894	—	7,994,337
T. Rowe Price Large Cap Value Portfolio (Class A)	37,283,652	8,059,409	15,375,563
T. Rowe Price Mid Cap Growth Portfolio (Class A)	6,139,678	—	5,297,613
T. Rowe Price Small Cap Growth Portfolio (Class A)	27,401,036	339,351	7,279,781
TCW Core Fixed Income Portfolio (Class A)	—	21,887,379	55,898,788
VanEck Global Natural Resources Portfolio (Class A)	4,624,088	8,712,050	20,193,204
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,246,823	12,655,667
Western Asset Management U.S. Government Portfolio (Class A)	—	15,442,796	35,655,836
	$552,421,317	$246,180,121
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,873,219,226	$—	$—	$8,873,219,226
Total Investments	$8,873,219,226	$—	$—	$8,873,219,226

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-67

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	7,906,520	$61,828,988
Allspring Mid Cap Value Portfolio (Class A) (a)	6,060,319	60,906,206
Baillie Gifford International Stock Portfolio (Class A) (b)	32,228,102	369,334,053
BlackRock Bond Income Portfolio (Class A) (b)	3,981,619	361,331,904
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,592,075	249,909,814
BlackRock High Yield Portfolio (Class A) (a)	8,262,465	61,968,491
Brighthouse Small Cap Value Portfolio (Class A) (a)	14,106,258	157,990,090
Brighthouse/Artisan International Portfolio (Class A) (a)	26,692,868	333,660,852
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	122,507	20,132,808
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	14,055,084	166,833,851
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,922,952	81,912,699
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	10,259,977	83,003,218
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,900,215	369,606,707
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,941,947	353,926,229
CBRE Global Real Estate Portfolio (Class A) (a)	19,364,805	207,978,009
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,396,733	41,357,263
Harris Oakmark International Portfolio (Class A) (a)	26,949,617	395,889,870
Invesco Comstock Portfolio (Class A) (a)	34,563,609	436,192,744
Invesco Global Equity Portfolio (Class A) (a)	5,156,908	124,075,215
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	14,474,971	144,604,958
Jennison Growth Portfolio (Class A) (b)	25,373,098	394,805,403
JPMorgan Core Bond Portfolio (Class A) (a)	18,095,993	164,854,496
JPMorgan Small Cap Value Portfolio (Class A) (a)	9,059,094	103,364,264
Loomis Sayles Growth Portfolio (Class A) (a)	19,332,836	371,963,757
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	11,177,493	124,293,728
MFS Research International Portfolio (Class A) (a)	22,282,332	290,784,435
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	35,777,620	$477,273,446
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	1,972,324	19,940,192
Neuberger Berman Genesis Portfolio (Class A) (b)	1,293,674	19,870,831
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	8,012,034	82,363,706
PIMCO Total Return Portfolio (Class A) (a)	26,869,599	268,695,988
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	21,665,745	290,537,643
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	13,245,143	333,645,141
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,637,200	435,062,773
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,898,149	40,948,523
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,902,697	145,251,578
TCW Core Fixed Income Portfolio (Class A) (a)	27,557,341	240,575,588
VanEck Global Natural Resources Portfolio (Class A) (b)	18,784,980	249,464,535
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,175,272	20,614,275
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,777,398	103,249,324
Total Investment Companies (Cost $7,913,724,468)		8,260,003,595
Total Investments—100.0% (Cost $7,913,724,468)		8,260,003,595
Other assets and liabilities (net)—0.0%		(2,323,767)
Net Assets—100.0%		$8,257,679,828

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
AB International Bond Portfolio (Class A)	$62,698,529	$7,446,647	$(6,159,599)	$(1,451,253)	$(705,336)	$61,828,988
Allspring Mid Cap Value Portfolio (Class A)	60,948,525	11,780,968	(4,098,835)	(480,389)	(7,244,063)	60,906,206
Baillie Gifford International Stock Portfolio (Class A)	357,482,278	17,354,503	(49,412,961)	6,928,014	36,982,219	369,334,053
BlackRock Bond Income Portfolio (Class A)	348,403,676	28,740,043	(20,255,622)	(3,344,465)	7,788,272	361,331,904
BlackRock Capital Appreciation Portfolio (Class A)	250,580,068	32,262,407	(33,208,044)	1,761,079	(1,485,696)	249,909,814
BlackRock High Yield Portfolio (Class A)	62,698,513	5,553,536	(6,414,101)	(610,398)	740,941	61,968,491
Brighthouse Small Cap Value Portfolio (Class A)	161,195,219	29,419,035	(1,059,190)	116,916	(31,681,890)	157,990,090
Brighthouse/Artisan International Portfolio (Class A)	326,488,764	57,916,355	(91,681,745)	16,868,614	24,068,864	333,660,852
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,369,269	4,287,111	(568,243)	(86,728)	(3,868,601)	20,132,808
Brighthouse/Dimensional International Small Company Portfolio (Class A)	159,911,308	14,450,368	(37,831,845)	(6,946,952)	37,250,972	166,833,851
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	83,904,108	9,533,351	(6,730,018)	(577,572)	(4,217,170)	81,912,699
Brighthouse/Templeton International Bond Portfolio (Class A)	94,927,528	1,091,400	(26,675,126)	(7,861,289)	21,520,705	83,003,218
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,942,529	51,447,249	(15,144,004)	259,088	(33,898,155)	369,606,707
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	352,650,355	63,492,056	(36,749,447)	(526,622)	(24,940,113)	353,926,229
CBRE Global Real Estate Portfolio (Class A)	193,716,177	9,004,373	(4,972,024)	(280,338)	10,509,821	207,978,009
Frontier Mid Cap Growth Portfolio (Class A)	40,678,400	3,882,757	(3,651,158)	(885,831)	1,333,095	41,357,263
BHFTII-68

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Harris Oakmark International Portfolio (Class A)	$376,050,948	$25,383,078	$(79,205,634)	$9,478,635	$64,182,843	$395,889,870
Invesco Comstock Portfolio (Class A)	430,536,772	61,411,181	(44,786,520)	(6,048,798)	(4,919,891)	436,192,744
Invesco Global Equity Portfolio (Class A)	124,184,240	18,587,726	(13,202,492)	3,668,295	(9,162,554)	124,075,215
Invesco Small Cap Growth Portfolio (Class A)	142,041,625	7,065,520	(11,859,916)	(3,216,805)	10,574,534	144,604,958
Jennison Growth Portfolio (Class A)	395,783,984	67,228,544	(49,496,949)	(5,883,544)	(12,826,632)	394,805,403
JPMorgan Core Bond Portfolio (Class A)	164,525,045	10,820,498	(13,492,954)	(1,693,885)	4,695,792	164,854,496
JPMorgan Small Cap Value Portfolio (Class A)	100,462,603	14,094,058	(6,768,518)	(804,878)	(3,619,001)	103,364,264
Loomis Sayles Growth Portfolio (Class A)	375,967,659	48,608,082	(56,197,352)	20,960,044	(17,374,676)	371,963,757
Loomis Sayles Small Cap Growth Portfolio (Class A)	122,474,750	16,730,779	(6,248,376)	(654,597)	(8,008,828)	124,293,728
MFS Research International Portfolio (Class A)	276,759,334	23,493,544	(35,453,336)	5,675,412	20,309,481	290,784,435
MFS Value Portfolio (Class A)	467,880,982	63,807,816	(41,882,709)	(6,424,687)	(6,107,956)	477,273,446
Morgan Stanley Discovery Portfolio (Class A)	20,543,934	265,597	(5,916,933)	3,023,438	2,024,156	19,940,192
Neuberger Berman Genesis Portfolio (Class A)	19,816,674	3,203,030	(33,114)	(9,028)	(3,106,731)	19,870,831
PIMCO Inflation Protected Bond Portfolio (Class A)	82,575,087	3,483,247	(8,184,073)	(31,531)	4,520,976	82,363,706
PIMCO Total Return Portfolio (Class A)	268,017,435	21,082,591	(24,402,187)	(4,094,217)	8,092,366	268,695,988
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	137,435,142	175,872,709	(51,253,790)	4,038,701	24,444,881	290,537,643
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	137,144,711	2,751,615	(176,755,823)	160,304	36,699,193	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	332,870,724	45,009,984	(44,037,441)	7,203,328	(7,401,454)	333,645,141
T. Rowe Price Large Cap Value Portfolio (Class A)	424,136,536	55,224,986	(28,553,899)	(5,821,585)	(9,923,265)	435,062,773
T. Rowe Price Mid Cap Growth Portfolio (Class A)	41,021,373	5,566,247	(1,272,534)	(133,420)	(4,233,143)	40,948,523
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,831,275	29,487,428	(7,063,559)	(1,338,414)	(15,665,152)	145,251,578
TCW Core Fixed Income Portfolio (Class A)	224,430,341	25,567,657	(13,172,517)	(1,539,392)	5,289,499	240,575,588
VanEck Global Natural Resources Portfolio (Class A)	229,804,389	20,043,345	(50,053,116)	6,399,455	43,270,462	249,464,535
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,284,205	2,906,372	(447,098)	(38,511)	(2,090,693)	20,614,275
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,018,281	7,849,036	(29,559,412)	(7,240,423)	7,181,842	103,249,324
	$8,123,193,295	$1,103,206,829	$(1,143,912,214)	$18,515,771	$158,999,914	$8,260,003,595

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
AB International Bond Portfolio (Class A)	$—	$5,851,545	7,906,520
Allspring Mid Cap Value Portfolio (Class A)	10,064,795	995,419	6,060,319
Baillie Gifford International Stock Portfolio (Class A)	14,826,555	2,507,204	32,228,102
BlackRock Bond Income Portfolio (Class A)	—	18,731,006	3,981,619
BlackRock Capital Appreciation Portfolio (Class A)	32,139,387	—	5,592,075
BlackRock High Yield Portfolio (Class A)	—	4,161,053	8,262,466
Brighthouse Small Cap Value Portfolio (Class A)	22,523,488	2,381,494	14,106,258
Brighthouse/Artisan International Portfolio (Class A)	53,624,508	4,291,847	26,692,868
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	3,732,731	265,209	122,507
Brighthouse/Dimensional International Small Company Portfolio (Class A)	9,570,312	4,875,442	14,055,084
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	7,385,792	8,922,952
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	10,259,978
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	45,358,103	5,216,365	13,900,215
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	61,644,882	1,784,006	24,941,947
CBRE Global Real Estate Portfolio (Class A)	—	5,908,693	19,364,805
Frontier Mid Cap Growth Portfolio (Class A)	2,028,686	—	1,396,733
Harris Oakmark International Portfolio (Class A)	13,065,389	8,959,124	26,949,617
Invesco Comstock Portfolio (Class A)	52,338,278	9,071,137	34,563,609
Invesco Global Equity Portfolio (Class A)	18,389,692	177,217	5,156,908
Invesco Small Cap Growth Portfolio (Class A)	—	—	14,474,971
Jennison Growth Portfolio (Class A)	67,061,393	—	25,373,098
JPMorgan Core Bond Portfolio (Class A)	—	6,863,179	18,095,993
JPMorgan Small Cap Value Portfolio (Class A)	10,630,474	1,180,220	9,059,094
Loomis Sayles Growth Portfolio (Class A)	48,471,697	—	19,332,836
Loomis Sayles Small Cap Growth Portfolio (Class A)	13,330,845	—	11,177,494
MFS Research International Portfolio (Class A)	16,149,827	5,557,379	22,282,332
BHFTII-69

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
MFS Value Portfolio (Class A)	$52,996,507	$8,494,886	35,777,620
Morgan Stanley Discovery Portfolio (Class A)	—	—	1,972,324
Neuberger Berman Genesis Portfolio (Class A)	2,527,452	20,265	1,293,674
PIMCO Inflation Protected Bond Portfolio (Class A)	599,649	1,031,396	8,012,034
PIMCO Total Return Portfolio (Class A)	—	15,362,198	26,869,599
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,708,403	21,665,745
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	2,709,455	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	44,887,281	—	13,245,143
T. Rowe Price Large Cap Value Portfolio (Class A)	39,925,472	8,630,477	16,637,200
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,543,813	—	4,898,149
T. Rowe Price Small Cap Growth Portfolio (Class A)	28,866,495	357,500	7,902,697
TCW Core Fixed Income Portfolio (Class A)	—	10,593,898	27,557,341
VanEck Global Natural Resources Portfolio (Class A)	4,240,493	7,989,335	18,784,980
Victory Sycamore Mid Cap Value Portfolio (Class A)	2,443,788	286,839	1,175,272
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	7,848,733	9,777,398
	$676,981,992	$162,196,716
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,260,003,595	$—	$—	$8,260,003,595
Total Investments	$8,260,003,595	$—	$—	$8,260,003,595

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-70

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	45,882	$5,624,674
Banks — 6.8%
Fifth Third Bancorp (a)	210,271	9,367,573
First Citizens BancShares, Inc. - Class A	10,071	18,018,630
M&T Bank Corp. (a)	42,314	8,362,093
WaFd, Inc. (a)	270,997	8,208,499
		43,956,795
Beverages — 1.6%
Constellation Brands, Inc. - Class A (a)	75,571	10,177,147
Capital Markets — 1.2%
Moelis & Co. - Class A	107,453	7,663,548
Construction Materials — 2.0%
Amrize Ltd. (a) (b)	269,757	13,091,307
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	142,538	11,736,579
Distributors — 4.0%
Genuine Parts Co.	115,819	16,052,513
LKQ Corp. (a)	315,229	9,627,094
		25,679,607
Electric Utilities — 5.5%
Alliant Energy Corp. (a)	245,431	16,544,504
OGE Energy Corp. (a)	410,613	18,999,063
		35,543,567
Electrical Equipment — 2.5%
nVent Electric PLC	164,279	16,204,481
Electronic Equipment, Instruments & Components — 5.0%
CDW Corp.	71,607	11,405,563
Vontier Corp.	496,920	20,855,732
		32,261,295
Energy Equipment & Services — 1.8%
NOV, Inc. (a)	855,981	11,341,748
Entertainment — 2.0%
Warner Music Group Corp. - Class A	388,372	13,227,950
Financial Services — 2.0%
Corebridge Financial, Inc.	403,666	12,937,495
Food Products — 2.1%
Tyson Foods, Inc. - Class A	247,215	13,423,775
Gas Utilities — 0.8%
UGI Corp.	149,924	4,986,472
Ground Transportation — 2.6%
U-Haul Holding Co. (Non-Voting Shares) (a)	325,955	16,591,109
Security Description	Shares	Value
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc. (b)	72,942	$9,133,797
Baxter International, Inc.	458,433	10,438,520
		19,572,317
Health Care Providers & Services — 4.5%
Elevance Health, Inc.	42,363	13,688,333
Humana, Inc.	59,741	15,542,816
		29,231,149
Hotels, Restaurants & Leisure — 6.1%
Expedia Group, Inc.	77,956	16,663,095
MGM Resorts International (b)	269,956	9,356,675
Vail Resorts, Inc. (a)	90,393	13,520,081
		39,539,851
Industrial REITs — 0.7%
Lineage, Inc.	109,553	4,233,128
Insurance — 3.7%
Arch Capital Group Ltd.	99,872	9,061,387
Globe Life, Inc.	104,090	14,881,747
		23,943,134
Interactive Media & Services — 2.3%
IAC, Inc. (a) (b)	88,873	3,027,903
Pinterest, Inc. - Class A (b)	370,698	11,925,355
		14,953,258
IT Services — 1.8%
Gartner, Inc. (a) (b)	44,646	11,736,094
Leisure Products — 1.9%
Polaris, Inc. (a)	214,339	12,459,526
Life Sciences Tools & Services — 5.0%
Bio-Rad Laboratories, Inc. - Class A (b)	22,837	6,403,267
ICON PLC (b)	94,353	16,511,775
Waters Corp. (a) (b)	31,451	9,429,324
		32,344,366
Machinery — 2.1%
Otis Worldwide Corp.	146,975	13,437,924
Media — 4.1%
News Corp. - Class A	452,151	13,885,557
Omnicom Group, Inc.	159,090	12,970,608
		26,856,165
Oil, Gas & Consumable Fuels — 1.8%
Permian Resources Corp.	927,663	11,874,086
Professional Services — 2.8%
Genpact Ltd.	426,269	17,856,408
Retail REITs — 2.0%
NNN REIT, Inc.	306,908	13,065,074
BHFTII-71

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	65,486	$16,089,910
Software — 1.6%
Check Point Software Technologies Ltd. (a) (b)	50,954	10,542,892
Specialized REITs — 4.8%
Lamar Advertising Co. - Class A (a)	165,543	20,265,774
Public Storage	36,914	10,662,609
		30,928,383
Specialty Retail — 2.2%
Asbury Automotive Group, Inc. (a) (b)	57,886	14,150,233
Trading Companies & Distributors — 1.7%
Ferguson Enterprises, Inc.	49,374	11,088,413
Total Common Stocks (Cost $503,361,586)		628,349,860

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $15,470,264; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $15,778,517	15,468,975	15,468,975
Total Short-Term Investments (Cost $15,468,975)		15,468,975

Securities Lending Reinvestments (e)—8.6%
Short-Term Investment Funds—1.9%
AB Government Money Market Portfolio, Institutional Class 3.960% (f)	500,990	500,990
Allspring Government Money Market Fund, Select Class 4.070% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	5,000,000	5,000,000
		12,500,990

Certificates of Deposit—0.6%
Bank of Montreal
Zero Coupon, 10/24/25	1,000,000	997,280
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (g)	2,000,000	2,000,170
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (g)	1,000,000	$1,000,277
		3,997,727
Repurchase Agreements—4.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $7,000,830; collateralized by various Common Stock with an aggregate market value of $7,786,350	7,000,000	7,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $600,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $612,000	600,000	600,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $7,823,846; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 6.125%, maturity dates ranging from 11/15/27 - 08/15/53, and an aggregate market value of $7,979,397	7,822,936	7,822,936
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $4,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $4,448,751	4,000,000	4,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $1,004,239; collateralized by various Common Stock with an aggregate market value of $1,111,246	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $600,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $612,000	600,000	600,000
		27,022,936
BHFTII-72

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—1.9%
Banco Santander SA
4.090%, 10/01/25	2,000,000	$2,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		12,000,000
Total Securities Lending Reinvestments (Cost $55,521,137)		55,521,653
Total Investments—108.2% (Cost $574,351,698)		699,340,488
Other assets and liabilities (net)—(8.2)%		(52,761,482)
Net Assets—100.0%		$646,579,006

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $121,927,455 and the collateral received consisted of cash in the amount of $55,513,741 and non-cash collateral with a value of $69,153,164. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$628,349,860	$—	$—	$628,349,860
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	15,468,975	—	15,468,975
Securities Lending Reinvestments
Short-Term Investment Funds	12,500,990	—	—	12,500,990
Certificates of Deposit	—	3,997,727	—	3,997,727
Repurchase Agreements	—	27,022,936	—	27,022,936
Time Deposits	—	12,000,000	—	12,000,000
Total Securities Lending Reinvestments	12,500,990	43,020,663	—	55,521,653
Total Investments	$640,850,850	$58,489,638	$0	$699,340,488
Collateral for Securities Loaned (Liability)	$—	$(55,513,741)	$—	$(55,513,741)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-73

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia — 6.4%
Accent Group Ltd.	48,849	$42,624
Adairs Ltd.	32,872	55,806
Ainsworth Game Technology Ltd. (a)	35,132	23,994
Alkane Resources Ltd. (a)	100,921	76,664
Alliance Aviation Services Ltd.	6,026	8,899
AMA Group Ltd. (a)	880,225	54,682
Amotiv Ltd.	31,705	187,010
AMP Ltd.	476,602	522,492
Amplitude Energy Ltd. (a)	752,617	114,472
Ansell Ltd.	25,149	532,324
Appen Ltd. (a)	37,942	21,641
Arafura Rare Earths Ltd. (a)	465,432	61,790
ARB Corp. Ltd.	20,944	532,842
ARN Media Ltd.	82,651	29,052
Articore Group Ltd. (a)	43,202	7,759
AUB Group Ltd.	23,873	515,786
Audinate Group Ltd. (a)	5,631	18,007
Aurelia Metals Ltd. (a)	336,966	55,957
Aurizon Holdings Ltd.	17,908	37,886
Aussie Broadband Ltd.	38,030	146,191
Austal Ltd. (a)	90,915	467,313
Australian Agricultural Co. Ltd. (a)	43,071	42,016
Australian Clinical Labs Ltd.	26,737	42,466
Australian Ethical Investment Ltd.	10,812	51,523
Australian Finance Group Ltd.	47,413	81,720
Australian Strategic Materials Ltd. (a)	44,058	16,669
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	51,214
Bank of Queensland Ltd.	86,960	416,641
Bapcor Ltd.	78,956	165,456
Beach Energy Ltd.	317,481	240,173
Bega Cheese Ltd.	60,278	207,330
Bellevue Gold Ltd. (a)	35,096	26,715
Black Cat Syndicate Ltd. (a)	26,431	24,684
Boss Energy Ltd. (a)	27,524	37,719
Bravura Solutions Ltd.	62,095	103,796
Breville Group Ltd.	23,403	465,760
Bubs Australia Ltd. (a)	46,469	4,448
Capral Ltd.	5,292	38,259
Capricorn Metals Ltd. (a)	69,437	611,884
Carnarvon Energy Ltd. (a)	136,527	8,847
Cash Converters International Ltd.	152,939	32,910
Catapult Sports Ltd. (a)	14,902	68,095
Cedar Woods Properties Ltd.	16,680	86,176
Chalice Mining Ltd. (a)	19,243	31,883
Challenger Ltd.	38,815	222,708
Chrysos Corp. Ltd. (a)	5,357	27,700
ClearView Wealth Ltd. (a)	44,262	17,059
Clinuvel Pharmaceuticals Ltd.	6,680	52,345
Clover Corp. Ltd.	39,945	19,408
Coast Entertainment Holdings Ltd. (a)	113,950	30,923
Codan Ltd.	23,563	460,793
Collins Foods Ltd.	23,905	169,855
Corporate Travel Management Ltd. (b) (c)	28,366	301,630
Credit Corp. Group Ltd.	13,273	134,873
Dalrymple Bay Infrastructure Ltd.	22,810	65,840
Security Description	Shares	Value
Australia — (Continued)
Data#3 Ltd.	33,260	$202,737
Deep Yellow Ltd. (a)	111,735	145,702
Deterra Royalties Ltd.	9,179	24,235
Develop Global Ltd. (a)	8,766	24,624
Dicker Data Ltd.	14,945	97,175
Domino's Pizza Enterprises Ltd.	5,331	47,588
Downer EDI Ltd.	150,888	739,508
Duratec Ltd.	11,553	16,060
Dyno Nobel Ltd.	82,373	169,393
Eagers Automotive Ltd.	19,275	374,534
Elanor Investor Group (a) (b) (c)	5,934	605
Elders Ltd.	43,031	212,515
Emeco Holdings Ltd. (a)	70,139	59,170
Emerald Resources NL (a)	99,710	332,783
EML Payments Ltd. (a)	62,760	41,368
Energy World Corp. Ltd. (a)	472,609	18,433
EQT Holdings Ltd.	4,827	76,485
Euroz Hartleys Group Ltd.	24,476	15,667
EVT Ltd.	21,456	185,876
Fiducian Group Ltd.	3,121	27,610
Finbar Group Ltd.	6,909	4,051
Firefinch Ltd. (a) (b) (c)	39,761	987
FleetPartners Group Ltd. (a)	50,695	97,006
Fleetwood Ltd.	20,877	43,274
Flight Centre Travel Group Ltd.	27,227	208,820
Frontier Digital Ventures Ltd. (a)	10,683	3,442
G8 Education Ltd.	133,259	74,330
Galan Lithium Ltd. (a)	48,070	4,782
Generation Development Group Ltd.	6,234	28,841
Genesis Minerals Ltd. (a)	66,585	262,306
GR Engineering Services Ltd.	13,603	35,461
GrainCorp Ltd. - Class A	46,177	275,509
GWA Group Ltd.	51,481	86,620
Hansen Technologies Ltd.	42,180	163,530
Healius Ltd.	148,628	73,647
Helia Group Ltd.	55,724	213,630
HUB24 Ltd.	1,655	110,718
Humm Group Ltd.	122,339	53,143
IDP Education Ltd.	30,748	133,951
IGO Ltd. (a)	14,118	48,172
Iluka Resources Ltd.	41,287	172,132
Imdex Ltd.	114,903	256,728
Immutep Ltd. (ADR) (a)	8,886	15,551
Infomedia Ltd.	89,791	100,005
Inghams Group Ltd.	86,621	145,294
Insignia Financial Ltd. (a)	181,510	538,823
Integral Diagnostics Ltd.	81,164	147,336
ioneer Ltd. (a)	341,217	37,285
IPH Ltd.	55,115	129,984
IRESS Ltd.	15,805	92,099
IVE Group Ltd.	19,754	36,727
Johns Lyng Group Ltd.	24,851	65,027
Jumbo Interactive Ltd.	5,702	40,543
Jupiter Mines Ltd.	267,429	45,161
Kelsian Group Ltd.	24,968	81,149
Kogan.com Ltd.	8,324	18,661
BHFTII-74

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Lendlease Corp. Ltd.	89,844	$328,341
Leo Lithium Ltd. (a) (b) (c)	28,400	0
Lifestyle Communities Ltd. (a)	11,437	43,553
Lindsay Australia Ltd.	17,112	7,435
Lovisa Holdings Ltd.	13,735	340,772
Lycopodium Ltd.	6,179	48,393
MA Financial Group Ltd.	14,408	88,822
Macmahon Holdings Ltd.	263,583	69,770
Macquarie Technology Group Ltd. (a)	1,322	55,781
Mader Group Ltd.	3,508	19,234
Magellan Financial Group Ltd.	22,860	145,986
Mayne Pharma Group Ltd. (a)	15,480	52,814
McMillan Shakespeare Ltd.	10,057	111,903
McPherson's Ltd. (a)	39,600	6,675
Megaport Ltd. (a)	17,487	183,296
Mesoblast Ltd. (a)	79,233	126,001
Metals X Ltd. (a)	147,577	76,412
Metcash Ltd.	176,193	443,274
Michael Hill International Ltd. (a)	82,929	19,223
Monadelphous Group Ltd.	21,147	315,847
Monash IVF Group Ltd.	73,577	32,654
Mount Gibson Iron Ltd. (a)	158,334	40,369
Myer Holdings Ltd.	237,944	75,886
MyState Ltd.	32,772	93,268
Nanosonics Ltd. (a)	13,506	37,664
Navigator Global Investments Ltd.	52,466	73,030
New Hope Corp. Ltd.	112,261	291,615
nib holdings Ltd.	98,922	484,646
Nick Scali Ltd.	16,625	256,356
Nine Entertainment Co. Holdings Ltd.	208,760	167,525
NRW Holdings Ltd.	100,636	309,318
Nufarm Ltd. (a)	58,894	89,369
Nuix Ltd. (a)	24,658	47,881
Objective Corp. Ltd.	2,117	28,042
OceanaGold Corp.	57,770	1,233,273
OFX Group Ltd. (a)	76,506	43,355
Omni Bridgeway Ltd. (a)	75,128	84,679
oOh!media Ltd.	105,904	104,649
Orora Ltd.	264,915	365,363
Pacific Current Group Ltd.	11,253	82,173
Paladin Energy Ltd. (a)	38,900	214,732
Pantoro Gold Ltd. (a)	25,454	102,993
Peet Ltd.	88,199	116,260
PeopleIN Ltd. (a)	9,511	5,015
Perenti Ltd.	182,021	338,589
Perpetual Ltd.	5,092	62,953
Perseus Mining Ltd.	192,803	628,599
PEXA Group Ltd. (a)	21,038	218,397
Platinum Asset Management Ltd.	98,772	43,818
Praemium Ltd.	98,955	49,775
Premier Investments Ltd.	15,190	193,971
Propel Funeral Partners Ltd.	9,117	30,790
PWR Holdings Ltd.	10,021	51,620
Ramelius Resources Ltd.	164,218	423,946
Regis Healthcare Ltd.	32,213	129,129
Regis Resources Ltd.	188,824	754,789
Security Description	Shares	Value
Australia — (Continued)
Resolute Mining Ltd. (a)	456,777	$312,544
Retail Food Group Ltd. (a)	5,455	4,804
Ridley Corp. Ltd.	67,123	134,060
RPMGlobal Holdings Ltd. (a)	32,785	100,269
Sandfire Resources Ltd. (a)	62,244	589,465
Select Harvests Ltd. (a)	33,304	89,076
Servcorp Ltd.	9,916	46,833
Service Stream Ltd.	137,474	210,251
Seven West Media Ltd. (a)	319,979	31,858
Shaver Shop Group Ltd.	18,090	17,071
SmartGroup Corp. Ltd.	26,049	137,943
SolGold PLC (a)	36,239	7,321
Solvar Ltd.	43,951	46,254
Southern Cross Media Group Ltd.	76,997	45,633
SRG Global Ltd.	48,370	62,157
St Barbara Ltd. (a)	275,392	98,421
Super Retail Group Ltd.	35,225	378,682
Superloop Ltd. (a)	107,817	242,034
Syrah Resources Ltd. (a)	258,998	45,457
Tabcorp Holdings Ltd.	406,397	276,737
Temple & Webster Group Ltd. (a)	1,051	16,044
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,438
Terracom Ltd.	54,002	2,498
Treasury Wine Estates Ltd.	2,784	13,071
Tribune Resources Ltd.	2,377	10,543
Tuas Ltd. (a)	26,727	123,565
Tyro Payments Ltd. (a)	64,496	47,870
Ventia Services Group Pty. Ltd.	110,267	372,540
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	57,168
Viva Energy Group Ltd.	137,760	165,691
Vulcan Energy Resources Ltd. (a)	11,071	43,745
Washington H Soul Pattinson & Co. Ltd.	10,027	255,818
WEB Travel Group Ltd. (a)	42,011	110,028
Webjet Group Ltd. (a)	84,765	48,954
West African Resources Ltd. (a) (b) (c)	258,051	436,106
Westgold Resources Ltd.	195,797	579,359
Whitehaven Coal Ltd.	91,780	400,723
Zip Co. Ltd. (a)	244,339	719,534
		30,646,399
Austria — 1.6%
Agrana Beteiligungs AG (d)	3,399	49,287
ams-OSRAM AG (a)	3,967	55,958
ANDRITZ AG	13,919	982,214
AT&S Austria Technologie & Systemtechnik AG (a) (d)	2,246	59,395
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG	16,497	2,180,047
CA Immobilien Anlagen AG (d)	4,214	115,677
CPI Europe AG (a)	2,057	44,864
DO & Co. AG	1,629	425,194
Eurotelesites AG (a)	6,880	39,702
EVN AG	6,159	169,305
FACC AG (a)	4,855	53,343
Kapsch TrafficCom AG (a) (d)	1,870	16,046
Kontron AG (d)	9,767	314,261
BHFTII-75

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
Lenzing AG (a) (d)	1,767	$53,118
Mayr Melnhof Karton AG	381	35,386
Oesterreichische Post AG (d)	4,583	159,277
Palfinger AG	3,436	142,443
POLYTEC Holding AG (a) (d)	6,228	23,393
Porr AG	2,768	92,752
SBO AG (d)	1,715	53,766
Semperit AG Holding (d)	2,077	31,179
Telekom Austria AG (d)	18,418	196,860
UBM Development AG (a)	1,083	27,135
UNIQA Insurance Group AG	23,996	356,851
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	420,443
voestalpine AG (d)	20,114	720,503
Wienerberger AG (d)	23,585	764,321
Zumtobel Group AG	8,536	40,223
		7,622,943
Belgium — 1.4%
Ackermans & van Haaren NV	4,266	1,096,874
Ageas SA	2,711	188,219
AGFA-Gevaert NV (a)	31,161	34,214
Atenor (a)	6,098	21,346
Azelis Group NV	9,927	134,594
Barco NV	12,997	206,606
Bekaert SA	7,178	329,313
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA (a)	18,928	51,713
Cie d'Entreprises CFE	2,249	24,254
Colruyt Group NV (d)	6,403	252,542
Deceuninck NV	14,908	36,059
Deme Group NV	1,115	162,676
Econocom Group SA NV	20,343	42,205
Elia Group SA (d)	2,494	287,789
EVS Broadcast Equipment SA	2,668	111,812
Fagron	13,331	309,865
Galapagos NV (a)	8,687	300,029
Gimv NV	5,058	271,091
Immobel SA (a) (d)	1,276	38,725
Ion Beam Applications (d)	5,598	69,314
Jensen-Group NV	1,035	73,220
Kinepolis Group NV	2,995	112,600
Lotus Bakeries NV	45	424,327
MDxHealth SA (a)	843	3,920
Melexis NV (d)	3,152	251,899
Ontex Group NV (a) (d)	9,415	70,264
Orange Belgium SA (a)	4,348	97,021
Proximus SADP	26,805	234,226
Recticel SA (d)	7,728	81,507
Sipef NV	1,189	102,658
Solvay SA (d)	15,973	508,727
Syensqo SA	384	31,172
Tessenderlo Group SA (d)	3,843	116,975
Umicore SA	12,841	228,267
Van de Velde NV	1,424	51,687
VGP NV (d)	1,667	187,101
Viohalco SA (d)	22,715	199,962
Security Description	Shares	Value
Belgium — (Continued)
What's Cooking BV	153	$20,524
X-Fab Silicon Foundries SE (a)	7,239	58,656
		6,823,953
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	17,724
Brazil — 0.1%
ERO Copper Corp. (a)	2,951	59,775
Karoon Energy Ltd.	167,873	183,343
Pluxee NV	7,577	134,911
		378,029
Burkina Faso — 0.3%
IAMGOLD Corp. (a) (d)	118,555	1,531,665
Cambodia — 0.0%
NagaCorp Ltd.	254,719	191,540
Canada — 11.2%
5N Plus, Inc. (a)	24,232	296,175
Acadian Timber Corp. (d)	2,900	34,237
Advantage Energy Ltd. (a)	40,225	329,789
Aecon Group, Inc. (d)	15,646	267,793
Ag Growth International, Inc. (d)	1,586	41,448
AGF Management Ltd. - Class B	13,913	145,258
Aimia, Inc. (a) (d)	17,335	39,485
Air Canada (a) (d)	23,833	300,717
AirBoss of America Corp. (d)	3,761	13,810
Algoma Central Corp. (d)	4,710	56,519
Algonquin Power & Utilities Corp. (d)	101,548	545,567
Altius Minerals Corp.	5,660	136,121
Altus Group Ltd.	8,586	366,711
Amerigo Resources Ltd.	35,000	68,406
Andlauer Healthcare Group, Inc. (d)	2,076	78,717
Andrew Peller Ltd. - Class A (d)	8,617	31,578
Aritzia, Inc. (a) (d)	19,417	1,174,479
Atco Ltd. - Class I	17,446	631,551
Athabasca Oil Corp. (a) (d)	119,524	571,984
ATS Corp. (a) (d)	14,582	381,498
AutoCanada, Inc. (a)	3,328	74,729
B2Gold Corp.	296,857	1,468,967
Badger Infrastructure Solutions Ltd.	8,462	373,211
Ballard Power Systems, Inc. (a)	22,605	61,486
Baytex Energy Corp.	21,683	50,792
Birchcliff Energy Ltd.	60,988	251,104
Bird Construction, Inc. (d)	13,412	290,849
Black Diamond Group Ltd. (d)	14,412	144,979
BlackBerry Ltd. (a)	7,011	34,214
BMTC Group, Inc.	5,387	49,817
Boralex, Inc. - Class A (d)	19,118	373,239
BOYD GROUP, Inc. (d)	3,307	557,749
Calfrac Well Services Ltd. (a)	3,087	7,675
Calian Group Ltd. (d)	2,146	76,576
Canaccord Genuity Group, Inc.	18,859	145,538
Canada Goose Holdings, Inc. (a) (d)	9,656	133,156
BHFTII-76

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Canadian Tire Corp. Ltd. - Class A (d)	3,424	$407,598
Canfor Corp. (a)	15,511	136,531
Capital Power Corp. (d)	27,632	1,297,515
Capstone Copper Corp. (a)	93,417	793,410
Cardinal Energy Ltd. (d)	32,459	180,755
Cascades, Inc.	16,926	117,243
Centerra Gold, Inc. (d)	50,985	546,229
CES Energy Solutions Corp.	56,542	381,497
Champion Iron Ltd.	63,943	198,374
Cineplex, Inc. (a) (d)	6,558	56,264
Cipher Pharmaceuticals, Inc. (a) (d)	2,300	25,567
Clairvest Group, Inc.	200	10,223
Cogeco Communications, Inc.	3,380	155,339
Cogeco, Inc.	609	26,461
Colliers International Group, Inc.	131	20,463
Computer Modelling Group Ltd.	9,720	43,791
Corby Spirit & Wine Ltd.	3,957	39,948
Cronos Group, Inc. (a)	20,813	57,860
Definity Financial Corp. (d)	9,869	507,243
Denison Mines Corp. (a) (d)	87,299	240,249
Dexterra Group, Inc.	8,842	60,357
Doman Building Materials Group Ltd. (d)	19,304	126,502
Dorel Industries, Inc. - Class B (a) (d)	8,626	10,351
DPM Metals, Inc.	41,272	914,882
DREAM Unlimited Corp. - Class A (d)	5,372	79,941
Dye & Durham Ltd. (d)	4,963	26,389
E-L Financial Corp. Ltd.	40,400	469,693
Endeavour Silver Corp. (a) (d)	34,348	269,019
Enerflex Ltd.	29,289	315,893
Enghouse Systems Ltd.	7,379	110,974
Ensign Energy Services, Inc. (a) (d)	39,626	70,044
EQB, Inc. (d)	7,098	474,322
Equinox Gold Corp. (a)	27,871	312,713
Equinox Gold Corp. (a) (d)	28,628	320,694
Evertz Technologies Ltd.	8,149	70,265
Exchange Income Corp. (d)	5,351	279,219
Exco Technologies Ltd.	7,732	37,224
Extendicare, Inc. (d)	19,562	209,016
Fiera Capital Corp.	18,057	84,596
Finning International, Inc.	32,132	1,492,659
Firm Capital Mortgage Investment Corp. (d)	9,574	84,341
First Majestic Silver Corp. (d)	54,590	670,457
First Mining Gold Corp. (a)	50,000	10,239
First National Financial Corp.	2,660	91,648
Fortuna Mining Corp. (a) (d)	75,418	675,223
Freehold Royalties Ltd. (d)	30,612	303,107
Galiano Gold, Inc. (a)	23,027	50,134
Gamehost, Inc.	4,952	41,809
GDI Integrated Facility Services, Inc. (a)	3,200	63,439
Gibson Energy, Inc. (d)	38,325	712,415
Gildan Activewear, Inc.	5,739	331,714
goeasy Ltd.	2,495	310,813
GoGold Resources, Inc. (a)	28,473	55,240
GoldMoney, Inc. (a)	2,199	17,096
Guardian Capital Group Ltd. - Class A	3,083	148,423
Haivision Systems, Inc. (a) (d)	4,800	17,038
Security Description	Shares	Value
Canada — (Continued)
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	$0
Headwater Exploration, Inc.	48,021	259,135
High Liner Foods, Inc.	5,107	62,640
Hudbay Minerals, Inc.	84,922	1,286,309
Hut 8 Corp. (a)	379	13,193
Imperial Metals Corp. (a) (d)	19,966	84,644
Information Services Corp.	2,900	76,871
Interfor Corp. (a)	11,632	84,835
International Petroleum Corp. (a) (d)	1,640	27,363
International Petroleum Corp. (a)	15,668	262,978
Jamieson Wellness, Inc. (d)	10,457	272,076
Journey Energy, Inc. (a)	100	234
K92 Mining, Inc. (a)	27,548	332,943
K-Bro Linen, Inc.	2,819	72,414
Kelt Exploration Ltd. (a) (d)	42,251	208,872
Knight Therapeutics, Inc. (a)	19,152	80,918
KP Tissue, Inc. (d)	1,400	9,506
Labrador Iron Ore Royalty Corp. (d)	15,500	312,740
Largo, Inc. (a) (d)	8,317	12,430
Lassonde Industries, Inc. - Class A (d)	900	137,027
Laurentian Bank of Canada (d)	10,404	246,625
Leon's Furniture Ltd.	6,639	137,579
Lightspeed Commerce, Inc. (a) (d)	22,389	258,593
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	8,784	471,106
Lucara Diamond Corp. (a) (d)	110,136	15,828
Lundin Gold, Inc. (d)	16,376	1,061,022
Magellan Aerospace Corp. (d)	3,994	46,951
Mainstreet Equity Corp. (d)	1,161	155,501
Major Drilling Group International, Inc. (a)	17,077	142,830
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	19,191	496,564
Martinrea International, Inc.	5,846	44,527
Mattr Corp. (a)	3,517	27,091
Maxim Power Corp. (d)	2,800	9,174
Medical Facilities Corp.	4,957	50,364
MEG Energy Corp.	33,411	674,126
Melcor Developments Ltd.	3,120	33,852
Meren Energy, Inc. (d)	57,099	75,492
Methanex Corp.	9,366	372,392
Methanex Corp. (d)	1,300	51,684
Morguard Corp.	1,000	82,870
MTY Food Group, Inc.	4,620	127,841
Mullen Group Ltd. (d)	19,954	199,583
Neo Performance Materials, Inc.	4,300	61,331
New Gold, Inc. (a)	172,247	1,233,960
NFI Group, Inc. (a)	13,975	148,115
North American Construction Group Ltd.	5,263	74,764
North West Co., Inc.	11,871	407,898
Northland Power, Inc. (d)	38,310	641,390
NuVista Energy Ltd. (a) (d)	37,917	438,101
Obsidian Energy Ltd. (a)	5,354	35,015
Onex Corp. (d)	6,977	619,092
Open Text Corp.	7,643	285,695
OR Royalties, Inc. (d)	28,827	1,155,400
Orla Mining Ltd. (a)	18,012	194,530
BHFTII-77

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Paramount Resources Ltd. - Class A (d)	19,490	$314,680
Parex Resources, Inc.	6,102	79,755
Parkland Corp. (d)	24,990	691,324
Pason Systems, Inc.	13,455	116,790
Pet Valu Holdings Ltd.	2,074	53,635
Peyto Exploration & Development Corp. (d)	48,991	638,217
PHX Energy Services Corp.	8,794	49,982
Pizza Pizza Royalty Corp. (d)	6,998	77,286
Polaris Renewable Energy, Inc.	5,300	51,755
Pollard Banknote Ltd. (d)	1,790	29,583
PrairieSky Royalty Ltd. (d)	47,952	889,646
Precision Drilling Corp. (a)	1,018	57,333
Premium Brands Holdings Corp. (d)	10,555	708,748
Propel Holdings, Inc. (d)	1,050	22,166
Pulse Seismic, Inc. (d)	13,500	34,436
Quarterhill, Inc. (a) (d)	37,345	28,176
Quebecor, Inc. - Class B	16,161	508,856
Questerre Energy Corp. - Class A (a) (d)	83,569	20,416
RF Capital Group, Inc. (a)	852	12,128
Richelieu Hardware Ltd. (d)	11,590	284,732
Rogers Sugar, Inc. (d)	28,139	128,796
Russel Metals, Inc.	13,422	401,975
Sandstorm Gold Ltd.	29,150	364,958
Savaria Corp.	10,600	153,550
Seabridge Gold, Inc. (a) (d)	8,233	198,827
Secure Waste Infrastructure Corp. (d)	45,912	653,859
Sienna Senior Living, Inc.	20,676	277,077
SNDL, Inc. (a)	11,204	30,027
South Bow Corp.	370	10,467
Spartan Delta Corp. (a)	16,736	65,058
Spin Master Corp.	4,348	60,017
Sprott, Inc. (d)	5,042	419,062
SSR Mining, Inc. (a) (d)	45,893	1,120,532
Stella-Jones, Inc.	8,494	484,665
StorageVault Canada, Inc.	12,770	47,439
SunOpta, Inc. (a)	7,292	42,651
Superior Plus Corp.	22,786	129,181
Surge Energy, Inc. (d)	12,100	61,556
Sylogist Ltd. (d)	1,343	6,707
Tamarack Valley Energy Ltd. (d)	85,898	373,416
Taseko Mines Ltd. (a)	80,286	340,366
TerraVest Industries, Inc. (d)	1,600	160,149
Timbercreek Financial Corp.	17,551	94,332
Topaz Energy Corp. (d)	8,101	150,355
Torex Gold Resources, Inc. (a) (d)	22,294	926,554
Toromont Industries Ltd. (d)	1,668	185,197
Total Energy Services, Inc.	9,886	102,291
TransAlta Corp. (d)	58,778	802,881
Transat AT, Inc. (a)	3,600	6,570
Transcontinental, Inc. - Class A	17,620	249,037
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	47,483	210,512
Triple Flag Precious Metals Corp.	3,866	113,134
Trisura Group Ltd. (a)	8,223	226,713
Vecima Networks, Inc. (d)	2,500	18,395
Vermilion Energy, Inc. (d)	22,417	175,157
Security Description	Shares	Value
Canada — (Continued)
VersaBank	3,000	$36,641
Vitalhub Corp. (a)	1,790	14,264
Wajax Corp.	3,113	54,131
Well Health Technologies Corp. (a) (d)	21,014	77,612
Wesdome Gold Mines Ltd. (a) (d)	36,507	568,709
Western Forest Products, Inc. (a)	3,508	30,475
Westshore Terminals Investment Corp. (d)	8,214	146,963
Whitecap Resources, Inc. (d)	159,667	1,218,378
Winpak Ltd. (d)	6,752	197,849
Yellow Pages Ltd. (d)	3,727	30,074
Zenith Capital Corp. (a) (b) (c)	12,830	241
		53,676,831
China — 0.4%
Bund Center Investment Ltd.	107,700	35,499
China Gold International Resources Corp. Ltd.	79,013	1,415,387
CITIC Telecom International Holdings Ltd.	346,000	108,043
Deep Source Holdings Ltd. (a)	170,000	15,946
First Sponsor Group Ltd.	9,490	7,651
KLN Logistics Group Ltd.	67,000	63,685
Neo-Neon Holdings Ltd. (a)	322,500	16,577
Shangri-La Asia Ltd.	234,000	136,629
VSTECS Holdings Ltd.	125,200	173,310
Xinyi Glass Holdings Ltd.	51,285	59,524
		2,032,251
Colombia — 0.0%
Canacol Energy Ltd. (a) (d)	7,932	14,819
Frontera Energy Corp. (d)	8,267	33,919
Gran Tierra Energy, Inc. (a)	3,221	13,840
		62,578
Denmark — 2.6%
ALK-Abello AS (a) (d)	27,036	888,478
Alm Brand AS (d)	147,115	411,615
Ambu AS - Class B (d)	31,560	466,513
Bang & Olufsen AS (a) (d)	30,627	61,794
Bavarian Nordic AS (a)	15,597	561,531
Better Collective AS (a) (d)	2,123	27,081
cBrain AS (d)	1,254	35,870
Cementir Holding NV	10,361	172,926
Chemometec AS	3,635	359,832
Columbus AS (d)	20,865	33,678
D/S Norden AS	1,976	71,773
Demant AS (a)	879	30,472
Dfds AS (a)	2,432	37,019
FLSmidth & Co. AS	8,433	593,396
GN Store Nord AS (a) (d)	3,749	63,858
H Lundbeck AS	44,313	321,851
H Lundbeck AS - A Shares	5,266	29,482
H&H International AS - Class B (a) (d)	3,245	49,750
Harboes Bryggeri AS - Class B (d)	1,454	30,822
ISS AS	29,519	937,357
Jeudan AS (d)	2,360	75,792
Jyske Bank AS	8,666	969,849
Matas AS (d)	7,772	159,075
BHFTII-78

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Napatech AS (a) (d)	3,374	$9,165
Netcompany Group AS (a) (d)	7,774	296,140
Nilfisk Holding AS (a)	2,510	43,857
NKT AS (a)	10,772	1,052,145
NNIT AS (a)	2,656	24,786
North Media AS (a) (d)	679	5,168
NTG Nordic Transport Group AS (a) (d)	1,858	54,450
Parken Sport & Entertainment AS	2,351	62,890
Per Aarsleff Holding AS	4,996	539,001
Ringkjoebing Landbobank AS	5,055	1,172,400
Rockwool AS - A Shares	5,450	203,317
Rockwool AS - B Shares (d)	9,580	357,734
Royal Unibrew AS	10,550	806,606
RTX AS (a) (d)	2,486	36,392
Scandinavian Tobacco Group AS	10,418	144,013
Schouw & Co. AS	2,533	235,545
Solar AS - B Shares	753	23,954
SP Group AS (d)	1,294	55,247
Sparekassen Sjaelland-Fyn AS	1,358	73,323
Sydbank AS	10,406	835,925
TCM Group AS	502	5,811
Tivoli AS (d)	844	78,609
UIE PLC (d)	2,939	135,651
Vestjysk Bank AS	23,730	18,869
		12,660,812
Faeroe Islands — 0.0%
Foroya Banki P	1,109	34,003
Finland — 2.7%
Aktia Bank OYJ	11,350	133,435
Alma Media OYJ (d)	10,487	176,748
Anora Group OYJ	1,398	4,946
Apetit OYJ (d)	1,205	19,482
Aspo OYJ	7,386	51,919
Atria OYJ (d)	2,639	40,319
Bittium OYJ (d)	5,744	101,928
Citycon OYJ	18,999	72,962
Digia OYJ	6,625	49,855
Elisa OYJ (d)	15,224	798,812
Enento Group OYJ	3,892	69,392
Finnair OYJ (d)	39,441	133,987
Fiskars OYJ Abp (d)	6,335	90,759
F-Secure OYJ	15,912	31,783
Harvia OYJ (d)	2,955	119,614
Hiab OYJ - B Shares (d)	7,752	454,811
HKFoods OYJ	6,704	11,574
Huhtamaki OYJ	17,405	602,644
Ilkka OYJ	5,725	25,616
Kalmar OYJ - B Shares	8,074	319,583
Kemira OYJ (d)	22,674	508,122
Kesko OYJ - A Shares	6,578	141,266
Kesko OYJ - B Shares	30,707	653,660
Kojamo OYJ (a) (d)	21,412	272,977
Konecranes OYJ	13,430	1,112,503
Lassila & Tikanoja OYJ	6,984	85,640
Security Description	Shares	Value
Finland — (Continued)
Lindex Group OYJ (a)	9,321	$31,416
Mandatum OYJ (d)	36,201	242,748
Marimekko OYJ	4,363	64,183
Metsa Board OYJ - Class B (d)	9,160	32,370
Metso OYJ (d)	58,158	801,369
Nokian Renkaat OYJ (d)	14,031	127,253
Olvi OYJ - A Shares (d)	3,214	113,135
Oriola OYJ - B Shares	36,630	49,477
Orion OYJ - Class A	6,817	519,363
Orion OYJ - Class B	14,294	1,094,896
Outokumpu OYJ	59,078	269,044
Ponsse OYJ (d)	2,847	88,921
Puuilo OYJ	5,676	98,912
QT Group OYJ (a) (d)	2,121	114,019
Raisio OYJ - V Shares	26,777	77,052
Rapala VMC OYJ (a)	8,902	12,444
Revenio Group OYJ (d)	4,924	133,597
Sampo OYJ - A Shares (d)	37,407	428,995
Sanoma OYJ	18,857	236,462
Stora Enso OYJ - R Shares (d)	42,033	462,534
Taaleri PLC	1,210	10,307
Talenom OYJ (d)	2,085	8,533
Teleste OYJ	2,149	10,199
Terveystalo OYJ	14,772	175,519
TietoEVRY OYJ (d)	17,665	320,002
Tokmanni Group Corp. (d)	6,854	73,274
Vaisala OYJ - A Shares	4,534	237,301
Valmet OYJ (d)	29,554	990,243
WithSecure OYJ (a) (d)	26,373	52,668
YIT OYJ (a)	27,133	94,727
		13,055,300
France — 5.2%
74Software SA (a) (d)	2,930	126,747
AKWEL SADIR	2,629	30,413
Alstom SA (a) (d)	41,954	1,102,416
Altamir (d)	7,426	211,057
Alten SA	4,627	380,846
Arkema SA	7,926	503,034
Aubay	464	26,164
Ayvens SA	2,568	31,048
Bastide le Confort Medical (a)	938	27,987
Beneteau SACA	8,857	90,239
Boiron SA (d)	1,382	45,331
Bonduelle SCA	4,120	39,794
Carrefour SA	39,608	599,723
Catana Group (d)	2,793	10,582
CBo Territoria	2,864	12,342
Cegedim SA (a)	2,295	29,008
Cie des Alpes	4,881	122,131
Clariane SE (a)	48,256	268,563
Coface SA	27,029	505,857
Derichebourg SA	22,712	140,376
Edenred SE	7,079	168,677
Ekinops SAS (a) (d)	1,670	6,191
Electricite de Strasbourg SA	271	51,366
BHFTII-79

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Elior Group SA (a)	29,385	$91,498
Elis SA	40,575	1,173,705
Equasens	56	2,618
Eramet SA (d)	627	41,333
Esso SA Francaise (d)	625	74,443
Etablissements Maurel et Prom SA	15,300	88,109
Eurazeo SE	9,792	648,309
Euroapi SA (a)	7,243	26,331
Eutelsat Communications SACA (a) (d)	30,929	123,904
Exel Industries SA - A Shares	618	25,899
FDJ UNITED	13,301	445,697
Fnac Darty SA	2,444	83,794
Foraco International SA (a) (d)	17,535	26,837
Forvia SE (a)	8,965	121,630
Gaztransport Et Technigaz SA	7,959	1,471,860
GEA (d)	165	16,169
Getlink SE	17,997	331,131
GL Events SACA	2,288	83,452
Groupe Crit SA (d)	900	63,694
Guerbet (a) (d)	1,201	18,633
Haulotte Group SA	5,337	12,671
ID Logistics Group SACA (a)	796	376,226
Imerys SA	7,588	200,273
Infotel SA	342	17,273
Interparfums SA	1,532	50,543
IPSOS SA	6,397	284,863
Jacquet Metals SACA (d)	2,954	65,889
JCDecaux SE	13,978	251,106
Kaufman & Broad SA	3,257	113,942
Laurent-Perrier	1,255	129,262
LISI SA	1,686	91,743
LNA Sante SA	1,534	46,639
Maisons du Monde SA (a) (d)	7,475	16,356
Manitou BF SA	2,626	57,841
Mersen SA	1,657	49,109
Metropole Television SA	6,596	98,937
Nacon SA (a) (d)	3,416	2,910
Nexans SA	6,484	967,869
Nexity SA (a) (d)	9,433	122,733
NRJ Group	9,690	87,401
Oeneo SA (d)	2,122	23,719
Opmobility	12,724	205,525
Pierre Et Vacances SA (a)	6,918	13,790
Quadient SA	6,244	96,608
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA (d)	686	37,136
Renault SA	2,964	122,069
Rexel SA	43,232	1,427,551
Robertet SA	43	40,134
Rubis SCA	17,934	670,526
Samse SACA (d)	107	15,715
Savencia SA	1,270	91,968
SCOR SE	34,667	1,225,891
SEB SA (d)	4,545	333,798
Seche Environnement SACA	605	52,232
SMCP SA (a)	1,230	9,432
Security Description	Shares	Value
France — (Continued)
Societe BIC SA	5,062	$316,083
Societe LDC SADIR	700	75,330
Sodexo SA	1,014	63,837
SOITEC (a)	794	36,342
Sopra Steria Group	3,520	672,825
SPIE SA	31,212	1,687,833
Stef SA (d)	902	127,285
Sword Group (d)	1,364	57,354
Synergie SE (d)	3,366	126,076
Technip Energies NV	25,933	1,220,742
Teleperformance SE (d)	9,401	700,849
Television Francaise 1 SA	9,749	99,212
Thermador Groupe (d)	1,800	157,341
Tikehau Capital SCA (d)	7,508	163,490
Trigano SA (d)	2,175	379,366
Ubisoft Entertainment SA (a)	2,713	31,114
Valeo SE	36,656	451,738
Vallourec SACA (d)	37,257	709,176
Vetoquinol SA	376	34,069
Vicat SACA	3,936	276,497
VIEL & Cie SA	4,205	83,488
Virbac SACA	307	113,799
Viridien (a)	1,557	117,807
Vivendi SE (a)	63,152	223,531
Voltalia SA (a) (d)	4,361	38,468
Vranken-Pommery Monopole SA (d)	958	13,679
Wavestone (d)	126	7,149
		24,883,098
Georgia — 0.4%
Georgia Capital PLC (a)	7,105	231,025
Lion Finance Group PLC	9,821	1,011,556
TBC Bank Group PLC	7,218	443,397
		1,685,978
Germany — 5.7%
1&1 AG (d)	9,578	226,017
7C Solarparken AG (a)	9,101	17,803
Adesso SE	561	64,535
Adtran Networks SE	908	22,919
All for One Group SE	498	26,604
Allgeier SE (d)	2,090	45,441
AlzChem Group AG	731	128,898
Amadeus Fire AG (d)	779	45,771
Aroundtown SA (a) (d)	165,287	633,764
Atoss Software SE	1,982	256,070
Aurubis AG (d)	7,379	919,639
Auto1 Group SE (a)	1,308	44,609
Basler AG (a)	2,385	49,885
BayWa AG (a) (d)	4,390	41,568
Bechtle AG (d)	19,131	880,973
Bertrandt AG (d)	1,545	33,748
Bijou Brigitte AG	1,055	50,206
Bilfinger SE	7,883	868,691
Borussia Dortmund GmbH & Co. KGaA (d)	18,711	79,528
BRANICKS Group AG (a) (d)	13,461	31,046
BHFTII-80

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Brenntag SE	6,711	$402,173
CANCOM SE (d)	2,487	76,393
Ceconomy AG (a)	37,777	194,728
CENIT AG (a)	3,413	30,064
Cewe Stiftung & Co. KGaA	1,300	152,579
CTS Eventim AG & Co. KGaA	5,258	515,438
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	3,726
Dermapharm Holding SE (d)	3,685	140,851
Deutsche Beteiligungs AG (d)	3,328	96,016
Deutsche EuroShop AG	1,221	26,554
Deutsche Pfandbriefbank AG (d)	30,601	180,077
Deutz AG	26,653	281,148
Draegerwerk AG & Co. KGaA (d)	859	51,476
Duerr AG	11,956	280,718
DWS Group GmbH & Co. KGaA	3,655	228,907
Eckert & Ziegler SE	10,434	218,710
Elmos Semiconductor SE	1,461	140,754
ElringKlinger AG	6,993	37,786
Energiekontor AG (d)	880	45,382
EuroEyes International Eye Clinic Ltd.	10,000	3,971
Evonik Industries AG	14,031	243,705
Evotec SE (a)	5,019	36,454
Fielmann Group AG	6,031	364,020
flatexDEGIRO AG	12,762	417,859
FORTEC Elektronik AG	253	4,455
Fraport AG Frankfurt Airport Services Worldwide (a)	8,815	761,393
Freenet AG	28,407	908,545
Friedrich Vorwerk Group SE	938	90,212
FUCHS SE	6,231	223,005
GEA Group AG	14,834	1,095,886
Gerresheimer AG	1,977	81,801
Gesco SE (d)	2,953	53,052
GFT Technologies SE (d)	3,497	74,721
Grand City Properties SA	17,052	225,125
Grenke AG	1,610	31,426
Hawesko Holding SE	223	5,706
Heidelberger Druckmaschinen AG (a) (d)	61,130	160,899
HelloFresh SE (a) (d)	30,689	263,528
Hensoldt AG (d)	11,970	1,550,309
Hoenle AG (a) (d)	2,084	20,203
Hornbach Holding AG & Co. KGaA	2,431	279,965
HUGO BOSS AG	8,004	380,114
Indus Holding AG (d)	3,250	82,922
Init Innovation in Traffic Systems SE	1,552	91,842
Instone Real Estate Group SE	9,568	96,500
IVU Traffic Technologies AG	1,432	33,825
Jenoptik AG	8,078	163,004
JOST Werke SE	2,840	165,786
K&S AG (d)	39,216	531,014
KION Group AG	13,725	927,758
Koenig & Bauer AG (a)	2,020	32,760
Krones AG	3,288	479,220
KSB SE & Co. KGaA	60	63,080
KWS Saat SE & Co. KGaA (d)	2,541	197,778
Lanxess AG	19,379	480,970
Security Description	Shares	Value
Germany — (Continued)
LEG Immobilien SE	14,791	$1,175,884
Leifheit AG	2,380	43,210
Medios AG (a) (d)	96	1,518
MLP SE (d)	19,478	170,166
Mutares SE & Co. KGaA (d)	1,778	62,014
Nagarro SE	1,067	65,127
Nordex SE (a) (d)	5,603	143,787
Norma Group SE	3,073	51,508
Patrizia SE	9,361	78,961
Pentixapharm Holding AG (a)	3,291	6,972
Pfeiffer Vacuum Technology AG	131	23,858
ProCredit Holding AG	1,061	11,415
Puma SE	10,416	258,999
PVA TePla AG (a)	2,982	95,475
PWO AG (d)	822	28,190
q.beyond AG (a)	24,973	25,457
R Stahl AG (a) (d)	1,594	30,505
SAF-Holland SE	9,928	172,314
Salzgitter AG (d)	6,391	193,464
Scout24 SE	926	115,940
Secunet Security Networks AG (d)	391	87,683
SFC Energy AG (a) (d)	802	16,242
SGL Carbon SE (a)	8,945	33,059
Siltronic AG (d)	738	40,538
Sixt SE	3,109	300,701
SMA Solar Technology AG (a) (d)	1,529	38,647
Softwareone Holding AG	13,461	138,382
Stabilus SE	1,865	53,881
STRATEC SE	1,280	43,045
Stroeer SE & Co. KGaA	6,565	292,331
Suedzucker AG (d)	15,567	171,246
Surteco Group SE	2,209	33,715
SUSS MicroTec SE	644	22,972
TAG Immobilien AG	43,340	749,309
Takkt AG	5,204	30,497
TeamViewer SE (a) (d)	18,997	193,331
Technotrans SE	1,752	63,954
thyssenkrupp AG	116,223	1,593,966
TUI AG (a)	58,083	529,078
United Internet AG	13,280	418,886
Verbio SE (d)	1,497	18,778
Vossloh AG (d)	2,425	258,227
Wacker Chemie AG (d)	2,085	157,216
Wacker Neuson SE (d)	7,366	190,632
Washtec AG (d)	3,286	148,634
Westwing Group SE (a)	395	5,641
Wuestenrot & Wuerttembergische AG	4,932	78,170
Zalando SE (a)	24,162	740,740
Zeal Network SE (d)	469	27,169
		27,425,442
Ghana — 0.0%
Tullow Oil PLC (a) (d)	216,529	30,361
Greece — 0.0%
Okeanis Eco Tankers Corp. (d)	1,944	57,521
BHFTII-81

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Greenland — 0.0%
GronlandsBANKEN AS	140	$19,164
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.9%
Aceso Life Science Group Ltd. (a)	191,000	1,693
Aeon Credit Service Asia Co. Ltd.	44,000	41,501
Allied Group Ltd. (a)	346,000	99,730
APAC Resources Ltd.	94,156	19,601
Apollo Future Mobility Group Ltd. (a)	17,400	1,475
Asia Financial Holdings Ltd.	88,000	47,608
Asia Standard International Group Ltd. (a)	296,000	12,010
ASMPT Ltd.	19,000	200,334
Associated International Hotels Ltd.	14,000	9,229
Bank of East Asia Ltd.	110,734	172,388
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd. (a)	98,000	115,314
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	27,771
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd. (d)	82,000	68,009
Chen Hsong Holdings	150,000	35,151
Cheuk Nang Holdings Ltd.	108,566	19,515
Chevalier International Holdings Ltd.	75,139	37,485
China Energy Development Holdings Ltd. (a)	3,376,000	15,590
China Motor Bus Co. Ltd.	4,800	36,317
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	111,328
Chinese Estates Holdings Ltd.	151,000	25,419
Chow Sang Sang Holdings International Ltd.	70,000	124,153
Chuang's Consortium International Ltd. (a)	382,357	16,906
CK Life Sciences International Holdings, Inc. (a)	304,000	37,893
C-Mer Medical Holdings Ltd.	74,000	19,304
Convoy, Inc. (a) (b) (c)	1,314,000	5,285
Cowell e Holdings, Inc. (a) (d)	39,000	195,695
Crystal International Group Ltd.	29,500	25,653
CSC Holdings Ltd. (a)	4,927,500	18,363
CSI Properties Ltd. (a)	3,183,630	77,730
CTF Services Ltd.	205,000	221,833
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	81,471	102,718
Dah Sing Financial Holdings Ltd.	34,660	151,243
DFI Retail Group Holdings Ltd.	5,900	19,257
Dickson Concepts International Ltd.	87,500	58,743
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	38,577
EC Healthcare	59,000	5,536
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,439
Emperor Watch & Jewellery Ltd.	960,000	35,106
ENM Holdings Ltd. (a)	412,000	15,892
Esprit Holdings Ltd. (a)	50,427	8,990
Fairwood Holdings Ltd.	26,500	18,014
Far East Consortium International Ltd.	394,956	39,062
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd.	20,800	7,992
Giordano International Ltd.	270,000	52,689
Security Description	Shares	Value
Hong Kong — (Continued)
Glorious Sun Enterprises Ltd.	393,000	$65,663
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	24,338
Golden Resources Development International Ltd.	264,000	12,222
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	82,000	20,384
Great Eagle Holdings Ltd.	40,491	74,277
G-Resources Group Ltd.	54,180	63,126
Guoco Group Ltd.	1,000	9,807
Guotai Junan International Holdings Ltd. (d)	310,600	179,574
Hang Lung Group Ltd.	167,000	314,965
Hang Lung Properties Ltd.	94,092	105,535
Hanison Construction Holdings Ltd. (a)	148,009	4,893
Harbour Centre Development Ltd.	88,000	48,633
HKR International Ltd. (a)	343,680	47,255
Hon Kwok Land Investment Co. Ltd.	140,000	19,098
Hong Kong Ferry Holdings Co. Ltd.	39,000	24,858
Hong Kong Technology Venture Co. Ltd.	52,296	10,422
Hongkong & Shanghai Hotels Ltd. (a)	95,902	71,970
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	29,806
Hutchison Port Holdings Trust	909,200	181,817
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	51,760
Hysan Development Co. Ltd.	125,000	255,381
International Housewares Retail Co. Ltd.	105,000	10,801
IPE Group Ltd. (a)	285,000	34,426
Jacobson Pharma Corp. Ltd.	90,000	16,885
Johnson Electric Holdings Ltd. (d)	73,691	387,002
Joy Faith Investment Ltd. (a)	420,000	0
K Wah International Holdings Ltd.	172,000	47,299
Karrie International Holdings Ltd.	140,000	43,408
Keck Seng Investments Hong Kong Ltd.	72,000	22,406
Kerry Properties Ltd. (d)	116,000	311,125
Kowloon Development Co. Ltd.	137,655	64,557
Lai Sun Development Co. Ltd. (a)	111,919	9,251
Lai Sun Garment International Ltd. (a)	62,634	4,749
Lam Soon Hong Kong Ltd.	15,000	22,167
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	207,000	13,022
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	44,847
Luk Fook Holdings International Ltd. (d)	69,000	220,781
Man Wah Holdings Ltd.	240,800	133,520
Mandarin Oriental International Ltd.	67,000	157,478
Matrix Holdings Ltd.	36,000	2,406
Melco International Development Ltd. (a)	49,499	40,098
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	134,010	34,509
Miramar Hotel & Investment	51,000	64,195
Modern Dental Group Ltd.	79,000	53,297
Nameson Holdings Ltd.	130,000	14,845
New World Development Co. Ltd. (a) (d)	167,000	168,072
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	41,915
Oriental Watch Holdings	96,484	41,674
Oshidori International Holdings Ltd. (a)	1,068,000	68,618
BHFTII-82

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	$0
Pacific Basin Shipping Ltd. (d)	909,000	293,369
Pacific Textiles Holdings Ltd.	194,000	37,174
Paradise Entertainment Ltd.	48,000	5,613
PAX Global Technology Ltd.	20,000	14,827
PC Partner Group Ltd.	54,000	42,450
PCCW Ltd.	362,582	248,322
Perfect Medical Health Management Ltd.	108,000	19,306
Pico Far East Holdings Ltd.	178,000	60,386
Playmates Holdings Ltd.	460,000	30,749
Plover Bay Technologies Ltd.	17,000	15,007
Public Financial Holdings Ltd.	166,000	26,250
Regal Hotels International Holdings Ltd. (a)	126,000	9,708
Regina Miracle International Holdings Ltd.	71,000	19,617
SAS Dragon Holdings Ltd.	140,000	80,661
SEA Holdings Ltd.	63,896	10,017
Shun Tak Holdings Ltd. (a)	379,500	40,356
Singamas Container Holdings Ltd.	388,000	33,406
SmarTone Telecommunications Holdings Ltd.	66,888	39,968
Soundwill Holdings Ltd. (a)	41,500	31,944
South China Holdings Co. Ltd. (a)	1,240,000	5,237
Stella International Holdings Ltd. (d)	124,000	244,983
Sun Hung Kai & Co. Ltd. (d)	126,440	64,489
SUNeVision Holdings Ltd. (d)	133,000	117,415
TAI Cheung Holdings Ltd.	192,000	79,240
Tan Chong International Ltd.	63,000	12,629
Television Broadcasts Ltd. (a)	97,700	43,313
Texwinca Holdings Ltd.	236,000	23,655
Tradelink Electronic Commerce Ltd.	256,000	33,555
Transport International Holdings Ltd.	61,561	83,451
United Laboratories International Holdings Ltd. (d)	201,000	388,165
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,439
Value Partners Group Ltd.	215,000	73,204
Valuetronics Holdings Ltd.	71,690	45,579
Vedan International Holdings Ltd.	296,000	25,104
Vitasoy International Holdings Ltd.	144,000	156,177
VTech Holdings Ltd. (d)	34,600	278,478
Wang On Group Ltd. (a)	2,200,000	7,937
Wealthink AI-Innovation Capital Ltd. (a)	284,000	6,533
Wing On Co. International Ltd.	46,000	79,682
Wing Tai Properties Ltd.	176,000	35,845
Yue Yuen Industrial Holdings Ltd.	143,500	244,493
Yunfeng Financial Group Ltd. (a)	34,000	22,652
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	6,016
		9,227,079
Indonesia — 0.2%
First Pacific Co. Ltd.	484,000	405,965
First Resources Ltd.	78,300	101,994
Gallant Venture Ltd. (a)	257,900	15,819
Golden Agri-Resources Ltd.	1,125,500	257,236
Nickel Industries Ltd.	203,875	96,037
		877,051
Security Description	Shares	Value
Iraq — 0.0%
Genel Energy PLC (a) (d)	25,050	$24,583
Gulf Keystone Petroleum Ltd.	52,664	159,013
		183,596
Ireland — 0.5%
C&C Group PLC	99,214	184,236
Cairn Homes PLC	126,967	287,498
COSMO Pharmaceuticals NV	823	67,253
Dalata Hotel Group PLC	23,703	178,150
FBD Holdings PLC	7,476	123,493
Glanbia PLC	36,185	596,181
Glenveagh Properties PLC (a)	61,605	139,980
Greencore Group PLC	117,489	361,058
Hostelworld Group PLC	8,529	13,653
Irish Continental Group PLC	20,378	138,318
Permanent TSB Group Holdings PLC (a)	15,086	41,099
		2,130,919
Isle of Man — 0.0%
Strix Group PLC (a)	15,100	8,131
Israel — 1.1%
Adgar Investment & Development Ltd. (a)	11,788	17,796
Afcon Holdings Ltd.	771	53,661
AFI Properties Ltd. (a)	2,396	152,466
Africa Israel Residences Ltd.	880	69,201
Allot Ltd. (a)	8,567	89,016
Alrov Properties & Lodgings Ltd.	1,801	143,373
Arad Ltd.	2,224	36,370
AudioCodes Ltd.	1	6
Avgol Industries 1953 Ltd. (a)	27,883	11,631
Azorim-Investment Development & Construction Co. Ltd.	10,081	61,596
Bet Shemesh Engines Holdings 1997 Ltd. (a)	339	69,626
Blue Square Real Estate Ltd.	785	85,836
Carasso Motors Ltd.	5,984	73,295
Cellcom Israel Ltd. (a)	12,049	120,139
Ceragon Networks Ltd. (a) (d)	14,799	34,482
Danel Adir Yeoshua Ltd.	1,006	154,652
Delek Automotive Systems Ltd.	4,372	32,259
Delta Galil Ltd.	700	36,803
Dor Alon Energy in Israel 1988 Ltd.	1,540	60,316
Doral Group Renewable Energy Resources Ltd. (a)	8,985	46,073
Electra Consumer Products 1970 Ltd.	1,793	62,547
Energean PLC	27,001	301,018
Equital Ltd. (a)	1,117	49,212
FMS Enterprises Migun Ltd.	864	51,672
Fox Wizel Ltd.	908	96,201
Gilat Satellite Networks Ltd. (a)	9,844	125,700
Globrands Ltd.	93	13,586
IDI Insurance Co. Ltd.	1,564	96,538
IES Holdings Ltd. (a)	569	51,723
Ilex Medical Ltd.	959	19,316
Inrom Construction Industries Ltd.	17,580	115,855
Isracard Ltd.	22,812	92,185
Isras Investment Co. Ltd.	188	50,133
Issta Ltd.	1,175	38,289
BHFTII-83

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
Kamada Ltd.	7,951	$55,498
Kardan Real Estate Enterprise & Development Ltd.	9,389	17,567
Kerur Holdings Ltd.	2,088	54,373
Klil Industries Ltd.	315	18,286
Kvutzat Acro Ltd.	2,674	37,613
Lahav L.R. Real Estate Ltd.	7,734	13,523
Land Development Nimrodi Group Ltd.	3,950	43,935
Lapidoth Capital Ltd.	607	14,778
M Yochananof & Sons Ltd.	586	48,752
Magic Software Enterprises Ltd.	4,778	97,245
Malam - Team Ltd. (a)	1,160	42,412
Max Stock Ltd.	4,536	28,307
Mediterranean Towers Ltd.	19,316	79,262
Meitav Investment House Ltd.	10,041	285,091
Meshulam Levinstein Contracting & Engineering Ltd.	255	34,890
Mivtach Shamir Holdings Ltd.	906	75,315
Mizrahi Tefahot Bank Ltd.	1	61
Nawi Group Ltd.	3,373	52,648
Neto Malinda Trading Ltd.	783	31,437
Neto ME Holdings Ltd. (a)	788	47,227
Nexxen International Ltd. (a)	7,429	68,718
Novolog Ltd.	43,939	17,180
Oil Refineries Ltd.	258,232	69,794
OY Nofar Energy Ltd. (a)	1,445	46,026
Partner Communications Co. Ltd.	6,626	63,515
Perion Network Ltd. (a)	2,894	28,048
Plasson Industries Ltd.	696	42,039
Plus500 Ltd.	18,650	808,102
Polyram Plastic Industries Ltd.	3,415	11,032
Prashkovsky Investments & Construction Ltd.	569	22,941
Priortech Ltd. (a)	792	47,238
Qualitau Ltd.	607	82,539
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,570	144,827
Retailors Ltd.	1,447	28,056
Sano-Brunos Enterprises Ltd.	46	4,863
Scope Metals Group Ltd.	1,374	63,876
Shikun & Binui Soltec Renewable Energy (a)	15,758	11,666
Summit Real Estate Holdings Ltd. (REIT)	4,460	86,251
Suny Cellular Communication Ltd.	16,495	7,611
Tadiran Group Ltd.	539	27,095
Tamar Petroleum Ltd.	3,762	51,720
Telsys Ltd.	1	53
Veridis Environment Ltd. (a)	3,156	22,392
Victory Supermarket Chain Ltd.	589	8,499
YD More Investments Ltd.	3,237	44,220
		5,399,093
Italy — 3.9%
A2A SpA	363,373	950,262
Abitare In SpA (a)	2,488	8,357
ACEA SpA	10,339	249,341
Amplifon SpA (d)	6,438	105,219
Ariston Holding NV	3,301	16,311
Arnoldo Mondadori Editore SpA	30,273	76,277
Ascopiave SpA	16,968	60,799
Azimut Holding SpA	24,097	933,689
Security Description	Shares	Value
Italy — (Continued)
Banca Generali SpA	12,644	$705,147
Banca IFIS SpA	4,675	123,957
Banca Monte dei Paschi di Siena SpA	111,940	993,939
Banca Profilo SpA (d)	117,883	24,040
Banca Sistema SpA (a)	13,168	24,020
Banco di Desio e della Brianza SpA	7,920	71,799
BFF Bank SpA (a) (d)	20,564	264,210
Brembo NV (d)	20,302	215,250
Brunello Cucinelli SpA (d)	7,776	853,875
Cairo Communication SpA (a) (d)	13,212	43,304
Carel Industries SpA	1,168	30,799
Cembre SpA	248	15,842
CIR SpA-Compagnie Industriali (a)	120,339	92,373
Credito Emiliano SpA	17,880	288,178
d'Amico International Shipping SA	6,853	34,916
Danieli & C Officine Meccaniche SpA (d)	2,816	144,012
doValue SpA (a)	13,535	48,848
Emak SpA (d)	23,063	27,373
Enav SpA	38,399	195,529
Equita Group SpA	2,498	16,591
ERG SpA	916	22,589
Esprinet SpA	5,413	37,448
Fila SpA	5,412	59,253
Fincantieri SpA (a)	16,235	426,509
FNM SpA	55,327	30,395
Garofalo Health Care SpA	4,060	23,958
Geox SpA (a) (d)	48,698	18,149
Hera SpA	188,309	846,793
IMMSI SpA (d)	51,196	35,604
Intercos SpA	2,359	33,495
Iren SpA	134,583	416,182
Italgas SpA	140,447	1,292,287
Italmobiliare SpA (d)	3,032	109,124
Iveco Group NV	40,291	873,183
Lottomatica Group SpA	10,217	276,102
LU-VE SpA	1,991	80,362
Maire SpA	32,403	480,095
MARR SpA	2,278	24,654
MFE-MediaForEurope NV - Class A	81,522	300,432
MFE-MediaForEurope NV - Class B	15,815	80,557
Moltiply Group SpA	3,520	171,595
NewPrinces SpA (a)	1,806	48,955
Nexi SpA (d)	67,453	381,770
Orsero SpA	814	18,152
OVS SpA	32,456	159,863
Pharmanutra SpA (d)	826	38,481
Piaggio & C SpA (d)	13,551	31,179
Pirelli & C SpA	71,853	489,152
RAI Way SpA	21,468	152,021
Recordati Industria Chimica e Farmaceutica SpA	351	21,320
Reply SpA	5,131	730,432
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	31,079
Sabaf SpA	3,059	49,389
Safilo Group SpA (a)	12,212	23,350
Saipem SpA	282,320	814,940
Salvatore Ferragamo SpA (a) (d)	3,759	23,636
BHFTII-84

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
Sanlorenzo SpA	1,764	$72,975
Sesa SpA	1,039	105,556
Sogefi SpA	13,532	41,394
SOL SpA	8,590	512,042
Tamburi Investment Partners SpA (d)	20,113	197,205
Technogym SpA	24,734	419,614
Telecom Italia SpA (a)	1,819,770	952,468
TXT e-solutions SpA	388	13,812
Uni Land SpA (a) (b) (c)	4,937	0
Unipol Assicurazioni SpA	24,884	534,536
Webuild SpA (d)	70,140	291,768
Wiit SpA	697	15,921
Zignago Vetro SpA	1,145	10,530
		18,434,563
Ivory Coast — 0.2%
Endeavour Mining PLC	22,091	927,958
Japan — 23.2%
&Do Holdings Co. Ltd.	1,400	10,513
77 Bank Ltd. (d)	11,600	483,716
A&D HOLON Holdings Co. Ltd.	5,100	69,845
Achilles Corp.	3,700	30,615
ADEKA Corp.	15,800	352,137
Ad-sol Nissin Corp.	3,800	34,358
Adtec Plasma Technology Co. Ltd.	600	6,002
Advan Group Co. Ltd.	5,200	30,921
Advanced Media, Inc.	1,200	8,505
Adventure, Inc. (d)	600	11,506
Aeon Fantasy Co. Ltd. (a) (d)	1,600	39,402
AEON Financial Service Co. Ltd. (d)	12,700	129,374
Aeon Hokkaido Corp.	4,800	29,219
Aeon Kyushu Co. Ltd.	600	11,737
AFC-HD AMS Life Science Co. Ltd. (d)	1,900	11,168
Ahresty Corp.	5,200	30,333
Ai Holdings Corp.	8,200	155,129
Aica Kogyo Co. Ltd.	10,800	271,862
Aichi Corp.	5,200	48,101
Aichi Financial Group, Inc.	714	15,062
Aichi Steel Corp. (d)	5,100	92,733
Aichi Tokei Denki Co. Ltd.	2,200	41,557
Aida Engineering Ltd.	8,100	51,202
Aiful Corp.	51,900	174,806
Ain Holdings, Inc.	5,400	254,127
Ainavo Holdings Co. Ltd. (d)	2,200	11,101
Aiphone Co. Ltd.	2,100	40,763
Airman Corp.	4,200	55,629
Airport Facilities Co. Ltd.	4,800	34,190
Airtrip Corp.	2,500	16,581
Aisan Industry Co. Ltd.	6,300	80,025
AIT Corp.	1,600	23,147
Ajis Co. Ltd. (d)	500	10,081
Akatsuki Corp.	8,100	30,021
Akatsuki, Inc.	2,100	38,356
Akebono Brake Industry Co. Ltd. (a)	17,400	13,546
Akita Bank Ltd.	3,300	80,043
Security Description	Shares	Value
Japan — (Continued)
Albis Co. Ltd. (d)	1,600	$31,013
Alconix Corp. (d)	5,600	80,050
Alinco, Inc.	4,600	34,375
Alleanza Holdings Co. Ltd.	1,400	10,079
Alpen Co. Ltd. (d)	3,900	62,082
Alpha Corp.	2,200	17,365
AlphaPolis Co. Ltd.	1,200	12,928
Alps Alpine Co. Ltd. (d)	32,700	413,967
Altech Corp.	3,320	62,641
Amano Corp. (d)	9,900	281,217
Amiyaki Tei Co. Ltd. (d)	3,300	33,988
Amuse, Inc.	2,800	38,796
Amvis Holdings, Inc.	5,200	21,044
Anabuki Kosan, Inc.	800	11,848
and ST HD Co. Ltd. (d)	5,440	110,162
Anest Iwata Corp.	5,500	58,394
Anicom Holdings, Inc. (d)	11,300	63,185
Anycolor, Inc.	900	34,212
AOI Electronics Co. Ltd.	1,100	17,193
AOKI Holdings, Inc. (d)	7,300	87,734
Aoyama Trading Co. Ltd.	7,600	125,346
Aoyama Zaisan Networks Co. Ltd.	2,800	38,591
Arakawa Chemical Industries Ltd.	4,600	34,053
Arata Corp.	5,900	123,965
ARCLANDS Corp. (d)	9,680	127,475
Arcs Co. Ltd.	7,364	157,360
ARE Holdings, Inc. (d)	15,400	223,819
Arealink Co. Ltd.	3,800	57,209
Argo Graphics, Inc.	11,200	93,568
Arisawa Manufacturing Co. Ltd.	5,900	64,570
Artience Co. Ltd. (d)	6,800	144,043
Artnature, Inc.	5,000	27,437
As One Corp. (d)	10,700	177,471
Asahi Broadcasting Group Holdings Corp.	2,400	12,603
Asahi Co. Ltd.	3,400	32,265
Asahi Diamond Industrial Co. Ltd.	7,800	45,776
Asahi Kogyosha Co. Ltd.	3,400	72,003
Asahi Net, Inc.	5,000	23,975
Asahi Printing Co. Ltd.	400	2,441
Asahi Yukizai Corp.	2,600	80,975
Asanuma Corp.	13,400	77,460
Asax Co. Ltd.	3,200	19,303
Ashimori Industry Co. Ltd. (d)	1,600	44,697
Asia Pile Holdings Corp.	3,800	31,907
ASKA Pharmaceutical Holdings Co. Ltd.	4,400	68,058
ASKUL Corp.	7,400	78,476
Astena Holdings Co. Ltd.	9,000	32,045
Atsugi Co. Ltd. (a)	4,300	32,873
Aucnet, Inc.	4,200	52,722
Autobacs Seven Co. Ltd. (d)	13,600	148,557
Avant Group Corp.	4,700	48,565
Avantia Co. Ltd. (d)	3,000	16,601
Avex, Inc.	7,600	65,095
Awa Bank Ltd.	6,000	150,501
Axial Retailing, Inc.	13,400	106,272
Axyz Co. Ltd. (d)	500	10,311
BHFTII-85

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
AZ-COM MARUWA Holdings, Inc. (d)	7,400	$53,491
Bando Chemical Industries Ltd. (d)	5,500	72,949
Bank of Iwate Ltd.	3,100	81,598
Bank of Kochi Ltd.	1,600	9,893
Bank of Nagoya Ltd. (d)	5,400	129,559
Bank of Saga Ltd.	2,600	53,729
Bank of the Ryukyus Ltd.	7,300	72,749
Base Co. Ltd.	600	14,671
Beauty Garage, Inc.	1,600	16,200
Belc Co. Ltd.	2,200	114,970
Bell System24 Holdings, Inc.	6,900	62,342
Belluna Co. Ltd.	10,200	70,576
Bic Camera, Inc. (d)	18,000	198,981
BML, Inc. (d)	4,800	119,992
Bookoff Group Holdings Ltd. (d)	3,500	35,672
Bourbon Corp.	2,100	35,676
Br Holdings Corp.	7,400	16,926
BrainPad, Inc. (d)	3,300	30,911
BRONCO BILLY Co. Ltd.	500	13,041
Buffalo, Inc.	1,500	36,122
Bull-Dog Sauce Co. Ltd. (d)	1,200	16,406
Bunka Shutter Co. Ltd. (d)	10,200	157,251
Business Brain Showa-Ota, Inc.	2,000	40,061
Business Engineering Corp.	800	34,485
C Uyemura & Co. Ltd.	2,000	158,259
CAC Holdings Corp.	2,600	38,334
Canare Electric Co. Ltd.	800	10,063
Canon Electronics, Inc.	4,300	79,250
Careerlink Co. Ltd.	1,000	16,878
Carenet, Inc. (d)	3,600	27,690
Carlit Co. Ltd.	3,000	26,576
Casio Computer Co. Ltd.	3,800	31,201
Cawachi Ltd.	2,000	40,012
CDS Co. Ltd.	700	8,544
Celsys, Inc.	4,800	60,741
Central Automotive Products Ltd.	7,800	97,118
Central Glass Co. Ltd. (d)	4,500	99,692
Central Security Patrols Co. Ltd.	2,300	39,834
Central Sports Co. Ltd. (d)	2,400	39,294
Ceres, Inc. (d)	1,600	27,619
Change Holdings, Inc. (d)	5,500	42,367
Charm Care Corp. KK	3,800	28,937
Chiba Kogyo Bank Ltd. (d)	5,900	64,591
Chino Corp.	5,400	47,425
Chiyoda Co. Ltd.	3,400	27,612
Chiyoda Integre Co. Ltd.	1,900	42,235
Chofu Seisakusho Co. Ltd.	4,000	52,250
Chori Co. Ltd.	2,400	63,793
Chubu Shiryo Co. Ltd.	4,600	53,837
Chudenko Corp. (d)	5,200	138,422
Chuetsu Pulp & Paper Co. Ltd.	1,900	21,753
Chugai Ro Co. Ltd.	1,400	41,293
Chugin Financial Group, Inc. (d)	28,600	421,231
Chugoku Electric Power Co., Inc.	5,800	33,094
Chugoku Marine Paints Ltd.	7,700	186,257
Chuo Gyorui Co. Ltd.	200	4,963
Security Description	Shares	Value
Japan — (Continued)
Chuo Spring Co. Ltd. (d)	2,100	$46,250
Citizen Watch Co. Ltd. (d)	40,100	272,377
CKD Corp. (d)	9,700	180,012
Cleanup Corp.	5,300	28,367
CMK Corp.	12,600	29,737
COLOPL, Inc.	7,200	23,342
Colowide Co. Ltd. (d)	18,100	223,850
Como Co. Ltd.	400	8,967
Computer Engineering & Consulting Ltd.	1,500	24,180
Computer Institute of Japan Ltd.	12,240	40,508
Comture Corp.	4,400	48,349
Core Corp.	2,500	36,197
Corona Corp.	4,400	28,815
Cosel Co. Ltd.	5,400	43,869
Cosmos Initia Co. Ltd.	3,500	32,352
Cota Co. Ltd.	4,920	45,760
Create Medic Co. Ltd.	1,800	12,447
Create Restaurants Holdings, Inc. (d)	47,400	247,457
Create SD Holdings Co. Ltd.	5,600	125,785
Creek & River Co. Ltd.	2,700	27,435
Cresco Ltd.	5,000	55,882
Cross Cat Co. Ltd.	1,400	11,400
CTI Engineering Co. Ltd.	3,700	74,727
CTS Co. Ltd.	5,200	32,280
CUC, Inc. (a)	1,300	9,913
Curves Holdings Co. Ltd.	10,900	61,564
Cybozu, Inc.	4,400	101,287
Dai Nippon Toryo Co. Ltd.	3,800	33,036
Dai-Dan Co. Ltd. (d)	2,800	117,020
Daido Kogyo Co. Ltd.	2,000	18,259
Daido Metal Co. Ltd.	8,200	54,714
Daido Steel Co. Ltd.	23,900	206,749
Daihatsu Infinearth Mfg Co. Ltd.	2,500	51,181
Daiho Corp. (d)	6,900	38,657
Daiichi Jitsugyo Co. Ltd.	3,700	68,052
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,000	23,476
Daiichikosho Co. Ltd.	8,100	91,547
Daiken Medical Co. Ltd.	4,400	13,481
Daiki Aluminium Industry Co. Ltd.	5,400	41,100
Daiki Axis Co. Ltd.	1,300	6,005
DAIKO XTECH Ltd.	1,300	10,605
Daikoku Denki Co. Ltd. (d)	1,800	31,991
Daikokutenbussan Co. Ltd.	1,300	63,356
Daikyonishikawa Corp.	8,300	41,104
Dainichi Co. Ltd.	4,100	24,477
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,400	63,215
Daio Paper Corp.	16,200	97,604
Daiseki Co. Ltd. (d)	7,839	181,342
Daishi Hokuetsu Financial Group, Inc. (d)	39,900	387,351
Daishinku Corp. (d)	7,400	28,765
Daisue Construction Co. Ltd.	2,300	38,916
Daito Bank Ltd.	1,400	7,546
Daito Pharmaceutical Co. Ltd.	5,912	49,147
Daitron Co. Ltd.	1,500	44,555
Daiwa Industries Ltd.	5,800	65,182
Daiwabo Holdings Co. Ltd. (d)	16,300	324,296
BHFTII-86

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
DCM Holdings Co. Ltd.	19,400	$210,182
Dear Life Co. Ltd.	5,400	43,262
Delica Foods Holdings Co. Ltd.	600	3,836
Denka Co. Ltd. (d)	13,100	202,000
Densan System Holdings Co. Ltd. (d)	1,700	41,035
Dentsu Soken, Inc.	900	39,497
Denyo Co. Ltd.	3,500	70,102
Dexerials Corp.	800	12,265
DIC Corp.	14,500	357,279
Digital Arts, Inc. (d)	2,100	108,832
Digital Hearts Holdings Co. Ltd.	2,600	17,083
Digital Holdings, Inc.	2,100	28,420
Digital Information Technologies Corp.	2,100	36,909
Dip Corp.	6,600	103,674
DKK Co. Ltd.	2,600	35,117
DKS Co. Ltd. (d)	1,100	43,859
DMW Corp.	700	24,800
Doshisha Co. Ltd.	4,400	84,017
Double Standard, Inc.	1,400	17,077
Doutor Nichires Holdings Co. Ltd.	6,000	106,907
Dowa Holdings Co. Ltd.	6,400	233,210
DTS Corp.	24,800	219,995
Duskin Co. Ltd. (d)	5,500	143,286
DyDo Group Holdings, Inc. (d)	3,000	51,006
Eagle Industry Co. Ltd.	4,100	72,735
EAT&HOLDINGS Co. Ltd. (d)	1,400	19,371
Ebara Foods Industry, Inc.	700	12,113
Ebara Jitsugyo Co. Ltd.	1,900	58,975
Ebase Co. Ltd.	4,800	16,106
Eco's Co. Ltd.	2,100	40,187
EDION Corp. (d)	15,700	229,841
EF-ON, Inc.	6,100	17,963
eGuarantee, Inc.	6,200	68,540
E-Guardian, Inc. (d)	1,000	13,362
Ehime Bank Ltd.	7,600	63,204
Eidai Co. Ltd. (d)	10,000	16,147
Eizo Corp.	6,500	96,284
Elan Corp.	2,200	11,704
Elecom Co. Ltd.	8,800	109,710
EM Systems Co. Ltd.	3,500	18,015
en Japan, Inc.	5,500	60,346
Endo Lighting Corp.	2,600	38,770
Enplas Corp.	1,400	52,794
Entrust, Inc.	1,500	11,094
eRex Co. Ltd. (d)	8,000	39,792
ES-Con Japan Ltd.	6,700	46,723
Eslead Corp.	1,600	58,794
ESPEC Corp.	3,400	78,964
Exedy Corp.	4,100	143,977
EXEO Group, Inc.	25,700	371,941
Ezaki Glico Co. Ltd.	9,200	314,800
F&M Co. Ltd.	1,600	28,980
FALCO HOLDINGS Co. Ltd.	2,300	39,516
FCC Co. Ltd.	7,100	154,159
FDK Corp. (a)	1,100	2,810
Feed One Co. Ltd.	4,576	35,099
Security Description	Shares	Value
Japan — (Continued)
Ferrotec Corp.	8,600	$233,164
Fibergate, Inc.	1,800	8,669
FIDEA Holdings Co. Ltd.	3,950	43,590
Financial Partners Group Co. Ltd. (d)	8,200	132,337
FINDEX, Inc.	3,900	23,260
First Bank of Toyama Ltd. (d)	10,700	111,321
First Brothers Co. Ltd.	900	7,035
First Juken Co. Ltd. (d)	1,600	13,268
First-Corp., Inc.	1,600	11,124
Fixstars Corp. (d)	4,100	50,704
FJ Next Holdings Co. Ltd.	3,800	41,266
Focus Systems Corp.	2,900	31,396
Forval Corp. (d)	1,900	17,308
Foster Electric Co. Ltd.	4,000	63,084
FP Corp.	3,600	61,286
France Bed Holdings Co. Ltd. (d)	5,700	49,652
Freebit Co. Ltd.	2,100	23,253
Freund Corp.	2,400	17,502
F-Tech, Inc.	3,200	16,561
FTGroup Co. Ltd.	1,500	12,508
Fudo Tetra Corp.	2,830	51,262
Fuji Corp. (d)	15,300	278,786
Fuji Corp. Ltd.	6,500	35,613
Fuji Kyuko Co. Ltd.	4,600	80,050
Fuji Oil Co. Ltd.	19,600	240,341
Fuji Pharma Co. Ltd.	2,400	25,111
Fuji Seal International, Inc.	7,600	146,206
Fujibo Holdings, Inc.	1,800	78,851
Fujicco Co. Ltd.	4,700	52,305
Fujikura Composites, Inc.	3,700	47,821
Fujikura Kasei Co. Ltd.	6,900	28,381
Fujimi, Inc.	9,900	144,575
Fujisash Co. Ltd.	2,450	14,270
Fujishoji Co. Ltd.	1,300	9,152
Fujita Kanko, Inc.	400	28,325
Fujiya Co. Ltd.	2,500	43,941
FuKoKu Co. Ltd.	2,800	35,058
Fukuda Corp.	1,300	61,917
Fukuda Denshi Co. Ltd.	3,200	145,765
Fukui Bank Ltd.	4,500	64,263
Fukui Computer Holdings, Inc.	1,900	42,796
Fukuyama Transporting Co. Ltd.	3,200	79,579
FULLCAST Holdings Co. Ltd.	3,400	40,845
Funai Soken Holdings, Inc.	7,270	126,901
Furukawa Co. Ltd.	4,000	77,563
Furuno Electric Co. Ltd. (d)	4,500	173,151
Furuya Metal Co. Ltd.	3,300	62,491
Furyu Corp.	4,300	32,072
Fuso Chemical Co. Ltd. (d)	4,100	135,572
Fuso Pharmaceutical Industries Ltd.	1,800	26,042
Futaba Corp. (d)	10,200	45,704
Futaba Industrial Co. Ltd.	9,900	64,456
Future Corp.	8,100	127,159
Fuyo General Lease Co. Ltd.	2,400	71,726
G-7 Holdings, Inc.	4,600	39,312
Gakken Holdings Co. Ltd.	6,400	45,622
BHFTII-87

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Gakkyusha Co. Ltd.	2,800	$43,688
Galilei Co. Ltd.	4,900	125,398
Gecoss Corp.	3,400	31,894
Genki Global Dining Concepts Corp. (d)	2,400	54,567
Genky DrugStores Co. Ltd. (d)	2,800	95,106
Geo Holdings Corp.	4,600	51,239
Gift Holdings, Inc.	1,600	35,765
giftee, Inc.	2,800	22,763
GLOBERIDE, Inc.	3,500	57,603
Glory Ltd. (d)	8,400	207,824
GLtechno Holdings, Inc.	1,300	27,272
GMO Financial Gate, Inc.	400	16,617
GMO Financial Holdings, Inc.	8,000	52,772
GMO GlobalSign Holdings KK	1,000	14,587
GMO internet group, Inc.	7,300	178,810
Godo Steel Ltd.	2,300	61,924
Goldcrest Co. Ltd.	3,230	73,244
Grandy House Corp.	3,600	14,193
GREE Holdings, Inc.	3,500	10,379
Greens Co. Ltd.	1,700	28,368
grems, Inc.	900	14,847
GS Yuasa Corp. (d)	15,900	375,515
GSI Creos Corp. (d)	2,800	45,381
G-Tekt Corp.	5,100	68,268
Gun-Ei Chemical Industry Co. Ltd.	1,800	40,946
Gunze Ltd.	6,100	155,919
H.U. Group Holdings, Inc. (d)	9,500	219,112
H2O Retailing Corp. (d)	18,500	271,163
HABA Laboratories, Inc.	700	8,006
Hagihara Industries, Inc.	2,600	30,051
Hagiwara Electric Holdings Co. Ltd.	1,800	42,672
Hakudo Co. Ltd. (d)	1,700	25,707
Halows Co. Ltd.	2,100	71,026
Hamakyorex Co. Ltd. (d)	11,500	122,013
Hamee Corp.	1,800	17,292
Handsman Co. Ltd.	800	4,464
Hanwa Co. Ltd. (d)	6,900	293,545
Happinet Corp. (d)	2,800	129,852
Hard Off Corp. Co. Ltd.	2,500	31,025
Harima Chemicals Group, Inc.	4,300	25,832
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	11,936
Hazama Ando Corp.	28,390	321,433
Heiwa Corp. (d)	5,600	79,625
Heiwado Co. Ltd.	5,400	106,201
Hennge KK (d)	600	6,523
Hibiya Engineering Ltd. (d)	3,700	110,789
Hiday Hidaka Corp.	500	12,098
HI-LEX Corp.	4,600	83,980
Himaraya Co. Ltd.	2,600	15,048
Hino Motors Ltd. (a) (d)	34,000	88,622
Hioki EE Corp.	2,000	82,129
Hirakawa Hewtech Corp.	2,100	29,387
Hirano Tecseed Co. Ltd.	1,300	14,049
Hirata Corp.	3,000	39,387
Hirogin Holdings, Inc. (d)	36,800	359,109
Hirose Tusyo, Inc.	300	7,955
Security Description	Shares	Value
Japan — (Continued)
Hiroshima Electric Railway Co. Ltd. (d)	1,500	$6,360
Hiroshima Gas Co. Ltd.	7,000	18,133
Hisaka Works Ltd. (d)	4,000	36,449
Hito Communications Holdings, Inc. (d)	1,700	12,668
Hochiki Corp.	2,600	68,812
Hodogaya Chemical Co. Ltd.	1,800	21,787
Hogy Medical Co. Ltd. (d)	3,700	134,371
Hokkaido Electric Power Co., Inc. (d)	33,500	245,739
Hokkaido Gas Co. Ltd.	13,800	63,959
Hokkan Holdings Ltd.	2,500	37,785
Hokko Chemical Industry Co. Ltd.	3,500	40,030
Hokkoku Financial Holdings, Inc. (d)	39,000	181,115
Hokuetsu Corp. (d)	21,100	141,968
Hokuhoku Financial Group, Inc. (d)	19,100	501,624
Hokuriku Electric Industry Co. Ltd.	2,800	40,760
Hokuriku Electric Power Co. (d)	32,400	185,024
Hokuriku Electrical Construction Co. Ltd. (d)	3,600	35,970
Hokuriku Gas Co. Ltd.	1,000	25,951
Hokuto Corp.	4,300	55,510
H-One Co. Ltd.	4,500	44,234
Honeys Holdings Co. Ltd.	3,630	37,891
Honma Golf Ltd. (a)	27,000	12,179
Hoosiers Holdings Co. Ltd. (d)	5,400	47,304
Hoshi Iryo-Sanki Co. Ltd.	300	9,951
Hosiden Corp. (d)	8,900	141,827
Hosokawa Micron Corp. (d)	2,700	106,119
Hotland Holdings Co. Ltd.	2,100	29,172
House Foods Group, Inc.	3,300	64,728
Howa Machinery Ltd. (d)	1,400	11,510
HS Holdings Co. Ltd.	5,000	34,111
Hyakugo Bank Ltd. (d)	39,100	242,439
Hyakujushi Bank Ltd. (d)	4,100	142,833
IBJ, Inc.	4,900	28,915
Ichiken Co. Ltd.	1,100	27,573
Ichikoh Industries Ltd.	9,000	26,916
Ichimasa Kamaboko Co. Ltd.	1,100	5,542
Ichinen Holdings Co. Ltd.	4,300	58,456
Ichiyoshi Securities Co. Ltd.	7,000	39,943
Icom, Inc. (d)	2,000	40,789
Idec Corp.	5,200	85,041
IDOM, Inc.	10,000	71,077
Iino Kaiun Kaisha Ltd. (d)	13,800	110,490
I'll, Inc.	900	16,456
Imasen Electric Industrial (d)	2,000	10,084
i-mobile Co. Ltd.	5,400	23,180
Imuraya Group Co. Ltd.	2,200	37,510
Inaba Denki Sangyo Co. Ltd.	10,200	289,948
Inaba Seisakusho Co. Ltd.	3,200	37,051
Inabata & Co. Ltd. (d)	8,300	195,755
I-NE Co. Ltd.	800	7,679
Ines Corp.	4,100	55,959
I-Net Corp.	2,620	30,604
Infomart Corp.	16,100	36,273
INFRONEER Holdings, Inc.	17,300	179,866
Innotech Corp.	3,900	42,576
Insource Co. Ltd.	11,200	72,711
BHFTII-88

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Intage Holdings, Inc.	2,600	$30,226
Intelligent Wave, Inc.	3,400	24,308
Inui Global Logistics Co. Ltd. (d)	3,000	33,273
IR Japan Holdings Ltd.	2,000	11,170
Iriso Electronics Co. Ltd. (d)	3,200	63,754
ISB Corp.	400	4,992
Ise Chemicals Corp.	400	76,092
Iseki & Co. Ltd.	3,100	46,992
Ishihara Sangyo Kaisha Ltd.	6,600	103,506
Ishizuka Glass Co. Ltd.	500	9,953
Itfor, Inc.	5,300	53,940
ITmedia, Inc.	1,500	16,866
Ito En Ltd. (d)	6,100	143,610
Itochu Enex Co. Ltd. (d)	9,100	121,617
Itochu-Shokuhin Co. Ltd.	1,000	69,195
Itoham Yonekyu Holdings, Inc. (d)	5,300	203,967
Itoki Corp. (d)	6,900	114,201
IwaiCosmo Holdings, Inc.	4,300	78,940
Iwaki Co. Ltd.	1,300	22,678
Iwatani Corp.	3,600	39,428
Iwatsuka Confectionery Co. Ltd.	2,000	42,172
Izumi Co. Ltd.	6,800	150,098
J Trust Co. Ltd.	16,800	50,444
JAC Recruitment Co. Ltd. (d)	13,700	100,201
Jaccs Co. Ltd.	4,200	120,530
JAFCO Group Co. Ltd. (d)	8,900	155,818
JANOME Corp.	3,899	30,620
Japan Aviation Electronics Industry Ltd. (d)	9,300	158,212
Japan Cash Machine Co. Ltd.	1,200	8,032
Japan Communications, Inc. (a)	35,600	35,072
Japan Elevator Service Holdings Co. Ltd.	27,800	352,610
Japan Foundation Engineering Co. Ltd.	7,900	34,476
Japan Investment Adviser Co. Ltd.	4,700	63,435
Japan Lifeline Co. Ltd.	9,100	92,859
Japan Material Co. Ltd.	13,600	167,459
Japan Medical Dynamic Marketing, Inc.	4,400	15,013
Japan Oil Transportation Co. Ltd.	700	18,538
Japan Petroleum Exploration Co. Ltd. (d)	26,500	231,873
Japan Property Management Center Co. Ltd.	4,100	36,514
Japan Pulp & Paper Co. Ltd.	18,700	90,316
Japan Pure Chemical Co. Ltd.	500	10,446
Japan Securities Finance Co. Ltd.	14,300	179,900
Japan Transcity Corp.	8,300	64,685
Japan Wool Textile Co. Ltd.	9,200	103,145
JBCC Holdings, Inc.	11,200	98,935
JCU Corp. (d)	3,700	114,030
Jeol Ltd.	9,100	313,500
JFE Systems, Inc.	1,400	20,781
JGC Holdings Corp.	23,600	240,550
JIG-SAW, Inc. (a)	900	14,790
JINS Holdings, Inc.	2,200	136,176
JINUSHI Co. Ltd.	3,500	72,186
JK Holdings Co. Ltd.	2,800	25,422
J-Lease Co. Ltd.	1,200	13,260
JM Holdings Co. Ltd.	2,400	49,479
JMS Co. Ltd.	6,400	19,049
Security Description	Shares	Value
Japan — (Continued)
J-Oil Mills, Inc.	4,000	$55,578
Joshin Denki Co. Ltd.	3,100	53,938
Joyful Honda Co. Ltd. (d)	9,800	144,149
JP-Holdings, Inc.	8,000	33,881
JSB Co. Ltd.	2,000	55,655
JSP Corp.	2,400	31,474
JTEKT Corp.	15,100	149,762
Juki Corp. (a)	7,200	20,947
Juroku Financial Group, Inc.	5,700	212,432
Justsystems Corp.	4,500	145,653
JVCKenwood Corp.	31,000	241,211
K&O Energy Group, Inc.	2,800	61,249
Kadoya Sesame Mills, Inc.	800	20,372
Kaga Electronics Co. Ltd.	6,900	165,000
Kagome Co. Ltd. (d)	6,400	124,612
Kaken Pharmaceutical Co. Ltd. (d)	3,400	84,000
Kakiyasu Honten Co. Ltd. (d)	2,500	45,485
Kamakura Shinsho Ltd.	3,700	14,927
Kameda Seika Co. Ltd. (d)	2,300	64,223
Kamei Corp.	3,600	70,331
Kanaden Corp.	2,200	30,930
Kanadevia Corp.	32,000	221,855
Kanagawa Chuo Kotsu Co. Ltd.	1,400	35,140
Kanamic Network Co. Ltd.	900	2,884
Kanamoto Co. Ltd.	5,900	143,532
Kaneka Corp. (d)	8,700	247,651
Kaneko Seeds Co. Ltd.	1,300	13,254
Kanematsu Corp. (d)	16,200	340,726
Kanemi Co. Ltd. (d)	100	2,232
Kanto Denka Kogyo Co. Ltd. (d)	9,000	58,275
Kappa Create Co. Ltd. (d)	1,000	10,658
Katakura Industries Co. Ltd.	3,600	68,496
Katitas Co. Ltd. (d)	9,800	184,703
Kato Sangyo Co. Ltd. (d)	4,200	165,547
Kato Works Co. Ltd.	2,500	23,676
Kawada Technologies, Inc.	2,700	72,645
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	27,927
KeePer Technical Laboratory Co. Ltd. (d)	2,500	63,090
Keihan Holdings Co. Ltd.	6,400	145,456
Keihanshin Building Co. Ltd.	6,100	67,519
Keihin Co. Ltd.	2,300	40,510
Keikyu Corp. (d)	9,000	91,358
KEIWA, Inc.	1,200	9,570
Keiyo Bank Ltd.	18,900	162,044
Kenko Mayonnaise Co. Ltd.	2,400	31,832
KH Neochem Co. Ltd.	6,700	126,137
Kibun Foods, Inc.	1,500	11,623
Kimura Chemical Plants Co. Ltd.	3,300	22,537
King Jim Co. Ltd.	1,400	7,979
Kintetsu Department Store Co. Ltd.	400	5,485
Kissei Pharmaceutical Co. Ltd.	5,900	171,659
Ki-Star Real Estate Co. Ltd. (d)	1,800	68,086
Kitagawa Corp.	3,100	34,434
Kita-Nippon Bank Ltd.	1,700	44,344
Kitano Construction Corp. (d)	5,600	48,671
Kitz Corp. (d)	11,700	133,429
BHFTII-89

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Kiyo Bank Ltd. (d)	11,000	$217,940
Koa Corp.	6,400	50,292
Koatsu Gas Kogyo Co. Ltd. (d)	5,600	39,276
Kobe Electric Railway Co. Ltd. (d)	1,400	23,621
Kohnan Shoji Co. Ltd.	4,200	119,632
Koike Sanso Kogyo Co. Ltd.	3,500	34,176
Kojima Co. Ltd. (d)	7,800	59,600
Kokuyo Co. Ltd.	42,000	249,929
Komatsu Matere Co. Ltd.	4,200	24,048
Komatsu Wall Industry Co. Ltd.	3,600	62,502
KOMEDA Holdings Co. Ltd.	8,500	178,746
Komehyo Holdings Co. Ltd. (d)	1,300	26,285
Komeri Co. Ltd. (d)	5,400	120,472
Komori Corp.	8,600	88,421
Konaka Co. Ltd. (d)	7,300	12,688
Kondotec, Inc.	4,500	50,827
Konica Minolta, Inc.	93,000	331,144
Konishi Co. Ltd.	11,600	101,196
Konoike Transport Co. Ltd. (d)	5,700	126,243
Konoshima Chemical Co. Ltd.	600	5,828
Kosaido Holdings Co. Ltd.	12,300	36,719
Koshidaka Holdings Co. Ltd. (d)	6,000	55,815
Kotobuki Spirits Co. Ltd. (d)	13,000	159,233
Kotobukiya Co. Ltd. (d)	1,500	17,783
Kozo Keikaku Engineering Holdings, Inc.	1,900	43,340
KPP Group Holdings Co. Ltd.	3,700	19,741
Krosaki Harima Corp.	3,400	94,818
KRS Corp.	2,300	49,568
K's Holdings Corp. (d)	24,500	264,680
KU Holdings Co. Ltd.	4,200	33,393
Kumagai Gumi Co. Ltd.	26,800	226,668
Kumiai Chemical Industry Co. Ltd.	10,995	61,482
Kunimine Industries Co. Ltd.	1,200	9,632
Kura Sushi, Inc. (d)	1,800	41,320
Kurabo Industries Ltd. (d)	2,100	100,090
Kureha Corp. (d)	5,600	144,720
Kurimoto Ltd. (d)	7,000	87,444
Kuriyama Holdings Corp.	2,300	25,443
Kusuri No. Aoki Holdings Co. Ltd. (d)	8,200	222,061
KYB Corp.	6,200	164,750
Kyodo Printing Co. Ltd. (d)	3,800	38,631
Kyoei Steel Ltd.	3,600	55,822
Kyokuto Boeki Kaisha Ltd.	3,600	44,211
Kyokuto Kaihatsu Kogyo Co. Ltd. (d)	5,400	99,247
Kyokuto Securities Co. Ltd. (d)	4,100	41,951
Kyokuyo Co. Ltd.	2,200	73,482
Kyorin Pharmaceutical Co. Ltd. (d)	7,400	74,073
KYORITSU Co. Ltd.	6,800	9,026
Kyoritsu Maintenance Co. Ltd. (d)	13,200	285,450
Kyosan Electric Manufacturing Co. Ltd.	12,600	44,575
Kyowa Electronic Instruments Co. Ltd.	5,900	27,974
Kyowa Leather Cloth Co. Ltd.	3,300	19,116
Kyushu Financial Group, Inc.	17,500	107,523
Lacto Japan Co. Ltd.	1,400	39,456
LEC, Inc.	5,000	39,174
Leopalace21 Corp. (d)	24,800	119,580
Security Description	Shares	Value
Japan — (Continued)
Life Corp.	6,800	$116,105
LIFULL Co. Ltd.	17,000	23,997
LIKE, Inc.	2,100	21,404
Link & Motivation, Inc.	8,900	31,844
Lintec Corp.	7,500	184,243
LITALICO, Inc.	4,700	43,049
Look Holdings, Inc.	1,600	28,706
Mabuchi Motor Co. Ltd.	16,600	290,375
Macnica Holdings, Inc. (d)	11,300	156,503
Maeda Kosen Co. Ltd.	8,400	110,416
Maezawa Kasei Industries Co. Ltd.	3,200	46,765
Maezawa Kyuso Industries Co. Ltd.	3,600	36,215
Makino Milling Machine Co. Ltd.	3,800	294,369
Management Solutions Co. Ltd.	1,800	17,908
Mandom Corp. (d)	7,000	105,549
Mani, Inc. (d)	15,000	129,342
MarkLines Co. Ltd.	3,000	41,983
Mars Group Holdings Corp. (d)	2,200	45,719
Marubun Corp. (d)	4,200	34,777
Marudai Food Co. Ltd. (d)	3,800	52,051
Marufuji Sheet Piling Co. Ltd.	900	23,000
Maruha Nichiro Corp.	8,000	185,482
Maruichi Steel Tube Ltd.	27,900	242,977
MARUKA FURUSATO Corp.	993	15,688
Marusan Securities Co. Ltd. (d)	9,900	63,474
Maruyama Manufacturing Co., Inc.	1,500	22,634
Maruzen CHI Holdings Co. Ltd.	11,900	26,958
Maruzen Co. Ltd.	900	23,071
Maruzen Showa Unyu Co. Ltd.	2,400	112,734
Marvelous, Inc.	9,500	39,449
Matching Service Japan Co. Ltd.	1,200	8,165
Matsuda Sangyo Co. Ltd.	2,700	76,474
Matsui Construction Co. Ltd.	3,900	37,218
Matsui Securities Co. Ltd. (d)	20,100	104,315
Matsuya Co. Ltd.	2,400	23,331
Matsuyafoods Holdings Co. Ltd.	400	16,232
Max Co. Ltd.	4,500	171,655
Maxell Ltd.	7,800	112,691
Maxvalu Tokai Co. Ltd.	2,500	58,812
MCJ Co. Ltd.	13,500	125,291
MEC Co. Ltd.	3,000	77,589
Media Do Co. Ltd.	2,100	27,179
Medical System Network Co. Ltd.	7,000	22,531
Medikit Co. Ltd.	1,300	24,306
Medius Holdings Co. Ltd. (d)	1,800	10,318
Medley, Inc. (a)	1,700	28,024
Megmilk Snow Brand Co. Ltd.	8,500	170,137
Meidensha Corp. (d)	6,500	258,138
Meiji Electric Industries Co. Ltd.	1,000	13,827
Meiji Shipping Group Co. Ltd.	4,300	21,753
Meiko Electronics Co. Ltd. (d)	4,200	280,154
Meisei Industrial Co. Ltd.	6,300	69,103
MEITEC Group Holdings, Inc.	13,800	297,566
Meito Co. Ltd. (d)	3,000	45,002
Meiwa Corp.	8,100	46,298
Meiwa Estate Co. Ltd. (d)	3,800	28,523
BHFTII-90

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Menicon Co. Ltd. (d)	13,100	$100,778
Mercari, Inc. (a) (d)	18,000	277,811
Mercuria Holdings Co. Ltd.	2,100	11,961
METAWATER Co. Ltd.	3,600	73,972
Micronics Japan Co. Ltd. (d)	5,400	213,680
Midac Holdings Co. Ltd.	900	12,150
Mie Kotsu Group Holdings, Inc. (d)	8,600	31,622
Mikuni Corp.	7,300	18,050
Milbon Co. Ltd.	6,120	102,579
MIMAKI ENGINEERING Co. Ltd.	1,700	20,263
Miraial Co. Ltd.	2,900	23,365
Mirait One Corp.	16,680	325,436
Mirarth Holdings, Inc. (d)	18,300	48,231
Miroku Jyoho Service Co. Ltd.	4,600	58,993
Mitani Corp.	22,700	329,464
Mitani Sekisan Co. Ltd.	1,800	106,666
Mito Securities Co. Ltd.	10,400	38,686
Mitsuba Corp.	6,900	44,948
Mitsubishi Kakoki Kaisha Ltd. (d)	2,400	43,413
Mitsubishi Logisnext Co. Ltd. (d)	6,600	80,813
Mitsubishi Materials Corp. (d)	14,600	273,831
Mitsubishi Paper Mills Ltd. (d)	5,400	24,638
Mitsubishi Pencil Co. Ltd.	5,400	79,207
Mitsubishi Research Institute, Inc.	2,000	69,983
Mitsubishi Steel Manufacturing Co. Ltd.	2,500	28,711
Mitsuboshi Belting Ltd. (d)	3,900	97,601
Mitsui DM Sugar Co. Ltd.	2,900	62,719
Mitsui E&S Co. Ltd. (d)	18,100	546,113
Mitsui High-Tec, Inc.	14,000	73,211
Mitsui Matsushima Holdings Co. Ltd. (d)	7,000	70,374
Mitsui Mining & Smelting Co. Ltd.	6,900	534,967
Mitsui-Soko Holdings Co. Ltd. (d)	10,900	304,526
Mitsuuroko Group Holdings Co. Ltd. (d)	5,500	85,359
MIXI, Inc.	6,400	137,782
Miyaji Engineering Group, Inc. (d)	4,500	61,543
Miyazaki Bank Ltd. (d)	3,000	92,644
Miyoshi Oil & Fat Co. Ltd.	1,600	23,708
Mizuho Leasing Co. Ltd. (d)	27,000	237,662
Mizuho Medy Co. Ltd.	1,000	10,966
Mizuno Corp. (d)	11,100	200,031
Mochida Pharmaceutical Co. Ltd.	4,200	90,088
Monogatari Corp. (d)	6,100	175,856
MORESCO Corp.	2,500	23,363
Morinaga & Co. Ltd. (d)	12,500	221,306
Morinaga Milk Industry Co. Ltd. (d)	13,000	304,520
Moriroku Co. Ltd.	800	13,943
Morita Holdings Corp.	6,100	95,723
Morito Co. Ltd.	3,400	36,842
Morozoff Ltd.	1,600	17,108
Mory Industries, Inc.	6,300	40,858
MOS Food Services, Inc.	1,000	26,767
MrMax Holdings Ltd.	6,500	38,370
Mugen Estate Co. Ltd.	1,700	24,714
m-up Holdings, Inc.	5,900	84,665
Murakami Corp. (d)	1,200	59,370
Musashi Seimitsu Industry Co. Ltd. (d)	9,400	218,252
Security Description	Shares	Value
Japan — (Continued)
Musashino Bank Ltd. (d)	4,900	$134,086
Mutoh Holdings Co. Ltd.	900	16,054
Nabtesco Corp.	10,600	239,730
NAC Co. Ltd. (d)	7,200	26,791
Nachi-Fujikoshi Corp.	2,700	68,109
Nafco Co. Ltd.	2,600	35,854
Nagano Keiki Co. Ltd. (d)	2,800	38,971
Nagase & Co. Ltd. (d)	14,800	320,015
Nagoya Railroad Co. Ltd. (d)	22,000	262,778
Nakabayashi Co. Ltd.	5,500	22,551
Nakamuraya Co. Ltd.	1,600	33,595
Nakanishi, Inc.	13,200	182,469
Nakano Corp.	4,000	24,650
Nakayama Steel Works Ltd.	6,300	27,280
Nakayamafuku Co. Ltd.	2,000	5,610
Namura Shipbuilding Co. Ltd. (d)	8,856	203,717
Nankai Electric Railway Co. Ltd. (d)	9,200	173,408
Nanto Bank Ltd. (d)	4,300	147,750
Narasaki Sangyo Co. Ltd.	800	19,371
Natori Co. Ltd.	2,600	35,173
NCD Co. Ltd./Shinagawa	1,700	32,769
NEC Capital Solutions Ltd. (d)	2,000	53,028
Neturen Co. Ltd.	4,300	35,450
New Art Holdings Co. Ltd. (d)	1,358	13,129
New Japan Chemical Co. Ltd.	9,900	14,930
Nextage Co. Ltd.	9,300	147,236
NexTone, Inc. (a)	700	10,497
NF Holdings Corp. (d)	1,600	14,583
NHK Spring Co. Ltd.	1,200	18,026
Nicca Chemical Co. Ltd.	1,400	13,576
Nice Corp. (d)	2,300	28,923
Nichia Steel Works Ltd. (d)	5,100	12,454
Nichias Corp. (d)	6,900	259,213
Nichiban Co. Ltd.	3,200	42,759
Nichicon Corp. (d)	8,300	83,025
Nichiden Corp.	2,900	53,292
Nichiha Corp. (d)	4,900	91,191
Nichimo Co. Ltd.	2,000	33,772
Nichireki Group Co. Ltd. (d)	5,100	91,191
Nichirin Co. Ltd. (d)	1,400	35,363
Nifco, Inc.	5,400	162,953
Nihon Dempa Kogyo Co. Ltd.	3,300	20,726
Nihon Dengi Co. Ltd.	800	28,543
Nihon Flush Co. Ltd.	6,000	32,727
Nihon House Holdings Co. Ltd.	10,000	21,238
Nihon Kagaku Sangyo Co. Ltd.	3,000	46,793
Nihon M&A Center Holdings, Inc. (d)	53,600	273,357
Nihon Nohyaku Co. Ltd.	5,700	38,637
Nihon Parkerizing Co. Ltd.	18,000	166,430
Nihon Plast Co. Ltd.	4,500	12,999
Nihon Tokushu Toryo Co. Ltd.	2,900	41,350
Nihon Yamamura Glass Co. Ltd.	2,100	38,386
Nikkiso Co. Ltd.	9,500	95,070
Nikko Co. Ltd.	6,900	36,223
Nikkon Holdings Co. Ltd. (d)	18,100	417,196
Nippn Corp. (d)	10,000	156,720
BHFTII-91

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nippon Air Conditioning Services Co. Ltd.	3,700	$32,292
Nippon Aqua Co. Ltd.	3,000	18,682
Nippon Beet Sugar Manufacturing Co. Ltd.	2,200	43,846
Nippon Carbide Industries Co., Inc.	2,300	34,083
Nippon Carbon Co. Ltd.	2,100	61,825
Nippon Chemical Industrial Co. Ltd.	1,400	26,961
Nippon Chemi-Con Corp. (a)	4,400	48,513
Nippon Coke & Engineering Co. Ltd. (a)	47,000	33,059
Nippon Concrete Industries Co. Ltd. (d)	14,000	32,680
Nippon Denko Co. Ltd.	18,565	42,577
Nippon Densetsu Kogyo Co. Ltd.	6,700	129,407
Nippon Dry-Chemical Co. Ltd.	1,000	53,561
Nippon Electric Glass Co. Ltd.	12,300	403,272
Nippon Felt Co. Ltd. (d)	8,600	34,563
Nippon Filcon Co. Ltd.	5,200	19,925
Nippon Gas Co. Ltd. (d)	20,300	379,982
Nippon Hume Corp. (d)	5,600	148,209
Nippon Kayaku Co. Ltd.	25,700	241,825
Nippon Kodoshi Corp.	1,600	24,053
Nippon Light Metal Holdings Co. Ltd.	10,300	146,051
Nippon Paper Industries Co. Ltd. (d)	18,500	152,600
Nippon Parking Development Co. Ltd.	38,400	74,682
Nippon Rietec Co. Ltd.	2,600	35,372
Nippon Seiki Co. Ltd.	9,100	109,344
Nippon Seisen Co. Ltd.	3,500	26,066
Nippon Sharyo Ltd.	1,900	36,972
Nippon Sheet Glass Co. Ltd. (a)	15,100	51,966
Nippon Shinyaku Co. Ltd. (d)	5,300	119,283
Nippon Shokubai Co. Ltd. (d)	12,400	152,814
Nippon Signal Co. Ltd.	8,300	68,212
Nippon Soda Co. Ltd.	8,800	205,047
Nippon Thompson Co. Ltd.	11,700	54,336
Nippon Yakin Kogyo Co. Ltd. (d)	2,000	57,843
Nipro Corp. (d)	29,300	298,021
Nishikawa Rubber Co. Ltd. (d)	2,400	47,462
Nishimatsu Construction Co. Ltd.	5,000	177,264
Nishimatsuya Chain Co. Ltd.	900	12,998
Nishi-Nippon Financial Holdings, Inc. (d)	21,500	364,201
Nishi-Nippon Railroad Co. Ltd.	11,900	188,143
Nishio Holdings Co. Ltd.	3,600	104,192
Nissan Shatai Co. Ltd. (d)	12,600	104,874
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	37,515
Nissei ASB Machine Co. Ltd.	1,600	77,571
Nissei Plastic Industrial Co. Ltd.	4,500	26,369
Nissha Co. Ltd.	7,400	71,590
Nisshin Group Holdings Co. Ltd.	9,400	38,404
Nisshin Oillio Group Ltd. (d)	5,000	175,820
Nisshinbo Holdings, Inc.	27,920	214,590
Nisso Holdings Co. Ltd.	1,400	6,202
Nissui Corp. (d)	56,700	399,477
Nitta Corp.	3,700	103,976
Nitta Gelatin, Inc. (d)	4,500	30,970
Nittetsu Mining Co. Ltd. (d)	9,000	121,538
Nitto Fuji Flour Milling Co. Ltd.	800	37,959
Nitto Kogyo Corp. (d)	4,800	117,369
Nitto Kohki Co. Ltd.	3,200	37,833
Security Description	Shares	Value
Japan — (Continued)
Nitto Seiko Co. Ltd.	8,900	$38,413
Nittoc Construction Co. Ltd.	4,450	38,016
Noevir Holdings Co. Ltd. (d)	3,200	96,572
Nohmi Bosai Ltd.	600	15,299
Nojima Corp. (d)	12,200	334,263
NOK Corp.	900	15,793
Noritake Co. Ltd. (d)	3,600	114,986
Noritsu Koki Co. Ltd.	11,000	131,025
Noritz Corp.	6,400	86,819
North Pacific Bank Ltd.	48,800	246,019
NPR-RIKEN Corp. (d)	4,264	88,705
NS Tool Co. Ltd.	4,800	25,713
NS United Kaiun Kaisha Ltd. (d)	2,200	75,332
NSD Co. Ltd. (d)	12,440	291,931
NSK Ltd.	13,000	67,338
NSW, Inc.	1,900	33,166
NTN Corp.	92,700	214,050
Oat Agrio Co. Ltd.	400	6,582
Obara Group, Inc. (d)	1,900	54,886
Oenon Holdings, Inc.	9,700	38,884
Ogaki Kyoritsu Bank Ltd. (d)	7,200	168,905
Ohara, Inc.	1,600	12,883
Ohashi Technica, Inc.	2,900	42,709
Ohba Co. Ltd.	4,600	35,621
Ohsho Food Service Corp. (d)	6,600	165,066
OIE Sangyo Co. Ltd.	800	12,112
Oiles Corp.	4,400	68,541
Oita Bank Ltd.	2,400	83,388
Okabe Co. Ltd.	6,800	43,058
Okada Aiyon Corp.	1,900	25,868
Okamoto Industries, Inc.	1,800	61,772
Okamoto Machine Tool Works Ltd.	1,000	32,125
Okamura Corp. (d)	11,100	176,148
Okasan Securities Group, Inc.	24,600	113,600
Oki Electric Industry Co. Ltd.	16,800	182,805
Okinawa Cellular Telephone Co. (d)	7,600	134,257
Okinawa Electric Power Co., Inc. (d)	8,627	59,054
Okinawa Financial Group, Inc.	3,260	85,085
OKUMA Corp. (d)	8,900	203,293
Okumura Corp. (d)	6,000	191,774
Okura Industrial Co. Ltd.	1,600	59,019
Okuwa Co. Ltd.	4,400	27,556
Onoken Co. Ltd.	4,300	40,752
Onward Holdings Co. Ltd.	22,500	106,396
Open Up Group, Inc.	4,700	57,650
Optex Group Co. Ltd.	6,800	96,805
Optim Corp. (a) (d)	4,200	17,210
Optorun Co. Ltd.	5,500	61,684
Organo Corp. (d)	2,900	221,621
Oricon, Inc.	1,200	6,725
Orient Corp.	11,670	79,645
Oriental Shiraishi Corp.	22,700	65,416
Oro Co. Ltd.	1,400	24,818
Osaka Organic Chemical Industry Ltd.	2,900	61,034
Osaka Steel Co. Ltd. (d)	2,500	42,785
OSAKA Titanium Technologies Co. Ltd. (d)	3,200	56,154
BHFTII-92

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Osaki Electric Co. Ltd.	4,900	$42,413
OSG Corp. (d)	13,400	191,834
OUG Holdings, Inc.	700	18,287
Oyo Corp.	3,700	72,058
Ozu Corp. (d)	600	6,877
Pacific Industrial Co. Ltd. (d)	8,900	160,073
Pacific Metals Co. Ltd. (d)	3,900	52,516
Pack Corp. (d)	8,600	69,826
PAL GROUP Holdings Co. Ltd.	9,600	162,773
PALTAC Corp.	3,300	103,283
Paraca, Inc.	300	4,037
Paramount Bed Holdings Co. Ltd.	8,000	196,368
Park24 Co. Ltd. (d)	23,400	298,775
Pasona Group, Inc.	4,600	68,030
Pegasus Co. Ltd.	5,400	24,942
Penta-Ocean Construction Co. Ltd.	25,100	197,579
People Dreams & Technologies Group Co. Ltd.	1,400	16,433
PeptiDream, Inc. (a) (d)	10,000	106,052
Pharma Foods International Co. Ltd.	3,600	20,207
PIA Corp. (a)	500	11,718
Pickles Holdings Co. Ltd.	2,600	20,440
Pigeon Corp.	22,500	270,132
PILLAR Corp. (d)	3,700	102,853
Pilot Corp.	5,800	187,998
Piolax, Inc.	4,000	48,203
Plus Alpha Consulting Co. Ltd.	2,000	33,799
Pole To Win Holdings, Inc.	7,900	18,782
PR Times Corp.	700	14,535
Premium Group Co. Ltd.	6,700	97,520
Premium Water Holdings, Inc.	500	11,312
Press Kogyo Co. Ltd.	16,600	72,219
Prestige International, Inc. (d)	17,100	76,215
Prima Meat Packers Ltd.	4,600	73,251
Procrea Holdings, Inc. (d)	5,421	63,638
Pronexus, Inc.	5,100	38,633
Pro-Ship, Inc.	3,000	30,181
PS Construction Co. Ltd.	2,700	33,820
Punch Industry Co. Ltd.	2,700	7,895
QB Net Holdings Co. Ltd.	1,400	12,883
Qol Holdings Co. Ltd.	3,900	52,959
Quick Co. Ltd.	3,100	52,578
Raccoon Holdings, Inc. (d)	4,100	20,036
Raito Kogyo Co. Ltd. (d)	6,700	146,078
Raiznext Corp.	3,700	47,896
Raksul, Inc.	3,300	26,591
Rakus Co. Ltd.	9,600	88,344
Rasa Industries Ltd.	1,600	49,297
Relo Group, Inc.	11,500	138,652
Rengo Co. Ltd. (d)	39,000	246,620
RENOVA, Inc. (a)	5,100	32,345
Resorttrust, Inc.	34,800	441,728
Restar Corp. (d)	3,800	67,610
Retail Partners Co. Ltd.	4,300	41,268
Rheon Automatic Machinery Co. Ltd.	5,000	47,550
Rhythm Co. Ltd.	1,300	29,447
Ricoh Leasing Co. Ltd. (d)	2,700	106,529
Security Description	Shares	Value
Japan — (Continued)
Ride On Express Holdings Co. Ltd.	1,700	$11,737
Riken Keiki Co. Ltd.	6,400	135,058
Riken Technos Corp.	6,700	57,028
Riken Vitamin Co. Ltd.	3,800	74,777
Ringer Hut Co. Ltd.	600	9,280
Rion Co. Ltd.	2,200	39,503
Riso Kyoiku Group Corp.	12,870	19,567
Rokko Butter Co. Ltd.	3,600	30,677
Roland Corp.	2,800	63,808
Round One Corp. (d)	22,400	197,649
Ryobi Ltd.	4,900	91,929
RYODEN Corp.	2,700	56,340
Ryoyo Ryosan Holdings, Inc. (d)	2,220	44,876
S Foods, Inc.	3,600	66,106
S&B Foods, Inc.	3,000	69,029
Sac's Bar Holdings, Inc.	5,250	27,990
Sagami Rubber Industries Co. Ltd. (d)	1,800	11,384
Saibu Gas Holdings Co. Ltd.	5,400	72,210
Saizeriya Co. Ltd.	2,400	80,763
Sakai Chemical Industry Co. Ltd.	3,200	61,534
Sakai Heavy Industries Ltd.	2,000	28,013
Sakai Moving Service Co. Ltd.	4,900	99,236
Sakata INX Corp. (d)	8,400	132,027
Sala Corp.	9,700	71,956
San Holdings, Inc.	3,500	35,186
San ju San Financial Group, Inc. (d)	4,270	104,202
San-A Co. Ltd.	7,800	146,880
San-Ai Obbli Co. Ltd. (d)	10,200	144,184
Sangetsu Corp.	9,800	205,580
San-In Godo Bank Ltd. (d)	26,400	245,946
Sanken Electric Co. Ltd. (a) (d)	4,000	193,856
Sanki Engineering Co. Ltd.	6,800	226,361
Sanko Metal Industrial Co. Ltd.	2,500	25,433
Sankyo Frontier Co. Ltd.	2,000	27,942
Sankyo Seiko Co. Ltd.	10,800	50,377
Sankyo Tateyama, Inc.	6,500	29,120
Sankyu, Inc.	4,800	262,657
Sanoh Industrial Co. Ltd. (d)	6,300	39,573
Sansei Technologies, Inc.	800	11,556
Sansha Electric Manufacturing Co. Ltd.	2,700	16,864
Sanshin Electronics Co. Ltd.	2,400	46,250
Sanyo Chemical Industries Ltd.	2,500	69,565
Sanyo Denki Co. Ltd. (d)	5,100	121,380
Sanyo Electric Railway Co. Ltd. (d)	4,000	57,053
Sanyo Industries Ltd.	1,300	35,742
Sanyo Shokai Ltd.	1,500	35,214
Sanyo Trading Co. Ltd.	5,300	57,498
Sata Construction Co. Ltd.	2,600	20,700
Sato Corp.	5,300	81,213
Sato Shoji Corp.	3,100	41,372
Satori Electric Co. Ltd.	2,100	26,964
Sawai Group Holdings Co. Ltd. (d)	18,300	247,782
SAXA, Inc.	1,000	34,247
SBI ARUHI Corp.	2,000	11,060
SBI Insurance Group Co. Ltd.	1,400	14,255
SBS Holdings, Inc.	3,200	79,514
BHFTII-93

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Scroll Corp.	6,400	$48,742
SEC Carbon Ltd.	1,000	15,297
Seed Co. Ltd.	1,700	6,133
Seika Corp.	3,900	52,092
Seikagaku Corp.	9,800	43,975
Seikitokyu Kogyo Co. Ltd.	2,100	21,375
Seiko Group Corp.	5,500	242,270
Seiren Co. Ltd. (d)	9,900	203,946
Sekisui Jushi Corp.	5,300	77,513
Sekisui Kasei Co. Ltd. (a)	8,100	19,615
SEMITEC Corp.	1,600	24,471
Senko Group Holdings Co. Ltd. (d)	25,500	350,768
Senshu Electric Co. Ltd.	2,600	77,428
Senshu Ikeda Holdings, Inc. (d)	42,200	184,828
Senshukai Co. Ltd. (a)	11,000	18,005
SERAKU Co. Ltd.	700	8,016
Seria Co. Ltd.	9,000	188,798
Seven Bank Ltd. (d)	65,300	129,180
Shibaura Electronics Co. Ltd. (d)	3,300	158,925
Shibaura Machine Co. Ltd. (d)	4,000	113,596
Shibaura Mechatronics Corp.	2,400	211,266
Shibusawa Logistics Corp.	7,200	56,315
Shibuya Corp.	3,100	71,501
SHIFT, Inc. (a)	19,500	165,202
Shiga Bank Ltd. (d)	6,900	315,859
Shikibo Ltd.	4,700	31,815
Shikoku Bank Ltd.	7,400	75,903
Shikoku Electric Power Co., Inc. (d)	31,200	277,580
Shikoku Kasei Holdings Corp.	5,500	83,108
Shima Seiki Manufacturing Ltd.	7,000	49,889
Shimadaya Corp.	1,500	18,152
Shimizu Bank Ltd.	2,600	36,003
Shimojima Co. Ltd.	4,200	36,486
Shin Nippon Air Technologies Co. Ltd. (d)	4,200	86,034
Shinagawa Refractories Co. Ltd.	5,100	64,593
Shindengen Electric Manufacturing Co. Ltd.	1,900	40,653
Shin-Etsu Polymer Co. Ltd.	7,700	99,317
Shinki Bus Co. Ltd. (d)	1,800	23,797
Shinko Shoji Co. Ltd.	5,100	34,416
Shinmaywa Industries Ltd. (d)	11,000	138,191
Shinnihon Corp.	4,300	53,567
Shinnihonseiyaku Co. Ltd. (d)	1,100	17,026
Shinsho Corp. (d)	2,700	40,690
Shinwa Co. Ltd. (d)	4,400	62,840
Ship Healthcare Holdings, Inc.	14,900	230,116
Shizuoka Gas Co. Ltd.	8,800	69,581
SHO-BOND Holdings Co. Ltd.	400	13,147
Shoei Co. Ltd. (d)	9,000	106,874
Shoei Foods Corp.	400	11,325
Showa Sangyo Co. Ltd.	4,000	82,504
SIGMAXYZ Holdings, Inc.	12,900	80,461
Siix Corp.	6,200	56,826
Simplex Holdings, Inc.	700	20,543
Sinanen Holdings Co. Ltd. (d)	1,800	81,329
Sinfonia Technology Co. Ltd. (d)	4,200	257,907
Sinko Industries Ltd.	8,300	72,669
Security Description	Shares	Value
Japan — (Continued)
Sintokogio Ltd.	8,900	$60,703
SK-Electronics Co. Ltd. (d)	1,800	34,762
SKY Perfect JSAT Holdings, Inc. (d)	32,400	305,134
Smaregi, Inc.	1,200	24,238
SMK Corp.	1,700	26,276
SMS Co. Ltd.	8,200	86,338
Soda Nikka Co. Ltd.	4,500	32,033
Sodick Co. Ltd.	9,000	55,568
Soft99 Corp. (d)	4,200	98,611
Softcreate Holdings Corp.	3,000	47,454
Software Service, Inc.	900	90,254
Soken Chemical & Engineering Co. Ltd.	1,400	19,533
Solasto Corp.	12,800	42,263
Soliton Systems KK	2,500	24,667
Solxyz Co. Ltd.	1,400	4,245
Sotetsu Holdings, Inc. (d)	12,100	218,098
Sotoh Co. Ltd. (d)	3,100	16,417
Space Co. Ltd.	5,060	47,817
Sparx Group Co. Ltd.	3,740	40,360
SPK Corp.	2,600	41,184
Sprix, Inc.	1,300	12,369
SRA Holdings	2,000	68,295
SRE Holdings Corp.	1,900	41,442
ST Corp.	3,100	33,143
St. Care Holding Corp.	2,300	12,773
St. Marc Holdings Co. Ltd.	2,300	43,718
Star Mica Holdings Co. Ltd.	3,000	23,984
Star Micronics Co. Ltd.	5,500	62,199
Starts Corp., Inc. (d)	6,500	223,314
Starzen Co. Ltd.	9,500	77,095
Stella Chemifa Corp.	2,000	55,176
Step Co. Ltd.	2,500	42,317
Strike Co. Ltd. (d)	1,300	38,997
Studio Alice Co. Ltd.	2,900	40,421
Subaru Enterprise Co. Ltd.	500	11,802
Sugimoto & Co. Ltd.	2,900	32,689
SUMCO Corp. (d)	16,000	169,886
Sumida Corp.	7,500	55,014
Suminoe Co. Ltd. (d)	2,800	23,211
Sumitomo Densetsu Co. Ltd. (d)	3,200	138,130
Sumitomo Heavy Industries Ltd.	4,700	113,044
Sumitomo Osaka Cement Co. Ltd. (d)	6,200	162,899
Sumitomo Riko Co. Ltd.	8,000	119,111
Sumitomo Seika Chemicals Co. Ltd. (d)	1,800	57,896
Sumitomo Warehouse Co. Ltd. (d)	9,500	199,986
Sun Frontier Fudousan Co. Ltd. (d)	6,100	96,497
Suncall Corp. (d)	6,500	45,020
Sun-Wa Technos Corp.	2,200	39,526
Suruga Bank Ltd. (d)	25,300	263,639
Suzuken Co. Ltd.	1,200	47,218
Suzuki Co. Ltd.	1,700	25,100
SWCC Corp. (d)	5,800	303,820
System Research Co. Ltd.	2,400	34,300
Systems Engineering Consultants Co. Ltd. (d)	1,200	19,155
Systena Corp.	51,800	185,569
Syuppin Co. Ltd.	4,400	36,255
BHFTII-94

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
T Hasegawa Co. Ltd.	4,500	$88,713
T RAD Co. Ltd.	900	43,584
Tachibana Eletech Co. Ltd. (d)	2,940	58,184
Tachikawa Corp.	3,100	40,850
Tachi-S Co. Ltd. (d)	6,200	82,367
Tadano Ltd.	18,500	130,334
Taihei Dengyo Kaisha Ltd.	7,200	101,721
Taiheiyo Kouhatsu, Inc.	2,100	11,055
Taiho Kogyo Co. Ltd.	6,400	31,652
Taikisha Ltd.	10,200	196,879
Taiko Bank Ltd.	3,100	36,888
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,200	40,266
Taiyo Holdings Co. Ltd.	8,700	474,752
Taiyo Yuden Co. Ltd. (d)	13,000	289,658
Takamatsu Construction Group Co. Ltd.	2,900	67,625
Takamiya Co. Ltd. (d)	5,200	12,724
Takano Co. Ltd. (d)	4,600	23,868
Takaoka Toko Co. Ltd.	1,765	37,547
Takara & Co. Ltd.	1,300	36,404
Takara Bio, Inc.	11,100	70,047
Takara Holdings, Inc.	32,100	379,122
Takara Standard Co. Ltd.	8,300	146,518
Takasago International Corp.	13,500	147,459
Takashima & Co. Ltd. (d)	5,400	29,839
Takashimaya Co. Ltd.	4,000	45,658
Takemoto Yohki Co. Ltd.	1,200	6,833
Takeuchi Manufacturing Co. Ltd. (d)	6,400	223,907
Tama Home Co. Ltd. (d)	3,200	79,037
Tamron Co. Ltd.	25,500	178,087
Tamura Corp. (d)	15,600	51,686
Tanseisha Co. Ltd.	7,250	68,797
Tayca Corp.	4,000	35,304
Tazmo Co. Ltd. (d)	2,500	41,053
Tbk Co. Ltd.	8,000	17,855
TDC Soft, Inc. (d)	6,000	56,068
TechMatrix Corp.	7,800	114,439
Techno Medica Co. Ltd.	2,400	32,058
Techno Ryowa Ltd. (d)	1,700	57,028
Teijin Ltd.	32,500	276,683
Teikoku Electric Manufacturing Co. Ltd.	2,900	62,763
Teikoku Sen-I Co. Ltd. (d)	3,600	78,992
Teikoku Tsushin Kogyo Co. Ltd.	2,300	37,241
Tekken Corp.	1,800	42,745
Temairazu, Inc.	700	14,803
Tess Holdings Co. Ltd.	2,600	7,728
Tigers Polymer Corp.	2,200	15,002
TKC Corp.	5,400	154,303
Toa Corp.	15,700	194,708
TOA ROAD Corp. (d)	7,500	78,445
Toagosei Co. Ltd. (d)	16,800	171,364
TOBISHIMA HOLDINGS, Inc.	4,560	67,060
TOC Co. Ltd.	7,900	43,111
Tocalo Co. Ltd.	10,400	152,657
Tochigi Bank Ltd.	21,300	73,054
Toda Corp.	36,000	247,906
Toda Kogyo Corp. (a)	600	5,291
Security Description	Shares	Value
Japan — (Continued)
Toei Co. Ltd.	700	$25,458
Toell Co. Ltd. (d)	3,100	17,285
Toenec Corp.	9,500	89,803
Toho Bank Ltd. (d)	37,200	116,770
Toho Co. Ltd. (d)	1,700	39,264
Toho Gas Co. Ltd.	600	18,482
Toho Holdings Co. Ltd. (d)	7,200	265,875
Toho Titanium Co. Ltd. (d)	6,500	78,248
Toho Zinc Co. Ltd. (a)	3,400	14,809
Tohoku Bank Ltd.	3,500	31,596
Tohokushinsha Film Corp. (d)	11,800	51,404
Tokai Carbon Co. Ltd.	40,400	281,086
Tokai Corp.	4,100	60,942
TOKAI Holdings Corp. (d)	19,700	138,606
Tokai Rika Co. Ltd. (d)	10,200	184,786
Tokai Tokyo Financial Holdings, Inc. (d)	40,100	159,475
Token Corp.	1,060	106,744
Tokushu Tokai Paper Co. Ltd.	6,000	63,113
Tokuyama Corp. (d)	12,400	307,458
Tokyo Base Co. Ltd.	4,100	13,264
Tokyo Electron Device Ltd. (d)	3,900	78,385
Tokyo Energy & Systems, Inc.	3,200	36,236
Tokyo Individualized Educational Institute, Inc.	2,500	5,778
Tokyo Kiraboshi Financial Group, Inc. (d)	4,524	220,383
Tokyo Rope Manufacturing Co. Ltd.	2,800	27,829
Tokyo Sangyo Co. Ltd.	5,500	33,875
Tokyo Seimitsu Co. Ltd. (d)	4,800	324,869
Tokyo Steel Manufacturing Co. Ltd. (d)	10,800	106,499
Tokyo Tekko Co. Ltd.	1,600	62,673
Tokyo Theatres Co., Inc.	2,900	27,284
Tokyotokeiba Co. Ltd.	2,800	101,897
Tokyu Construction Co. Ltd. (d)	14,900	112,551
Toli Corp.	9,300	36,684
Tomato Bank Ltd.	3,000	27,142
Tomen Devices Corp.	800	36,744
Tomoe Corp. (d)	3,100	31,908
Tomoe Engineering Co. Ltd.	2,800	31,876
Tomoku Co. Ltd.	1,900	43,642
TOMONY Holdings, Inc. (d)	28,700	130,358
Tomy Co. Ltd. (d)	12,000	259,252
Topre Corp.	7,600	119,177
Topy Industries Ltd.	3,100	59,487
Torex Semiconductor Ltd. (d)	500	5,608
Toridoll Holdings Corp. (d)	6,500	210,703
Torigoe Co. Ltd.	4,400	31,041
Torishima Pump Manufacturing Co. Ltd. (d)	3,700	51,026
Tosei Corp.	5,700	133,931
Toshiba TEC Corp. (d)	6,000	122,634
Totech Corp.	2,100	44,865
Totetsu Kogyo Co. Ltd. (d)	4,300	125,750
Tottori Bank Ltd. (d)	3,700	34,676
Toukei Computer Co. Ltd.	600	16,214
Towa Bank Ltd.	6,800	45,699
Towa Corp. (d)	12,000	172,545
Towa Pharmaceutical Co. Ltd. (d)	5,600	111,763
Toyo Corp. (d)	7,900	85,282
BHFTII-95

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Toyo Denki Seizo KK	2,400	$30,609
Toyo Gosei Co. Ltd.	800	34,012
Toyo Innovex Co. Ltd. (d)	6,000	26,628
Toyo Kanetsu KK	1,600	50,434
Toyo Securities Co. Ltd.	8,900	33,230
Toyo Tanso Co. Ltd. (d)	2,800	82,552
Toyo Tire Corp.	8,200	217,529
Toyo Wharf & Warehouse Co. Ltd.	2,500	26,270
Toyobo Co. Ltd.	18,600	142,819
Toyoda Gosei Co. Ltd.	1,400	34,798
Toyota Boshoku Corp.	4,300	71,242
TPR Co. Ltd. (d)	8,200	67,518
Traders Holdings Co. Ltd. (d)	2,800	17,910
Transaction Co. Ltd.	2,800	22,863
Transcosmos, Inc.	4,200	104,604
TRE Holdings Corp.	5,600	58,785
Treasure Factory Co. Ltd.	1,800	23,053
Trusco Nakayama Corp.	9,700	156,380
TS Tech Co. Ltd. (d)	15,400	193,905
TSI Holdings Co. Ltd.	9,805	69,898
Tsubaki Nakashima Co. Ltd.	10,100	26,446
Tsubakimoto Chain Co. (d)	15,200	220,493
Tsubakimoto Kogyo Co. Ltd. (d)	2,200	41,724
Tsuburaya Fields Holdings, Inc.	3,600	55,120
Tsugami Corp. (d)	7,400	119,084
Tsukishima Holdings Co. Ltd. (d)	5,700	113,081
Tsukuba Bank Ltd.	19,200	40,417
Tsumura & Co. (d)	9,300	227,795
Tsurumi Manufacturing Co. Ltd.	6,400	87,077
Tsutsumi Jewelry Co. Ltd.	700	10,562
TV Asahi Holdings Corp.	4,200	95,181
Tv Tokyo Holdings Corp.	900	30,034
TYK Corp. (d)	6,000	21,615
UACJ Corp. (d)	29,540	320,461
UBE Corp. (d)	18,500	286,265
Ubicom Holdings, Inc.	500	3,714
Uchida Yoko Co. Ltd.	1,500	122,447
Ueki Corp.	2,200	35,183
ULS Group, Inc. (d)	6,000	30,769
Ulvac, Inc.	1,900	83,224
U-Next Holdings Co. Ltd.	8,100	118,217
Unipres Corp.	7,600	62,910
United Arrows Ltd.	3,100	43,747
United Super Markets Holdings, Inc.	13,068	85,212
UNITED, Inc. (d)	6,000	23,171
Universal Entertainment Corp. (a)	6,100	40,191
Urbanet Corp. Co. Ltd. (d)	4,500	17,417
Ushio, Inc.	14,100	221,686
UT Group Co. Ltd. (d)	4,900	90,451
V Technology Co. Ltd.	1,800	42,000
Valor Holdings Co. Ltd.	7,200	141,616
Valqua Ltd. (d)	3,200	81,228
Value HR Co. Ltd. (d)	2,000	21,374
ValueCommerce Co. Ltd.	4,300	23,118
Vector, Inc. (d)	5,600	42,196
Vertex Corp.	6,000	62,618
Security Description	Shares	Value
Japan — (Continued)
Vision, Inc.	4,000	$33,625
Visional, Inc. (a)	1,900	145,269
Vital KSK Holdings, Inc.	7,800	69,244
VT Holdings Co. Ltd.	14,700	49,033
Wacoal Holdings Corp. (d)	2,500	95,323
Wacom Co. Ltd.	1,800	9,950
Wakachiku Construction Co. Ltd.	1,500	52,606
Wakita & Co. Ltd.	5,300	66,478
Warabeya Nichiyo Holdings Co. Ltd.	2,800	55,973
Waseda Academy Co. Ltd. (d)	1,400	26,035
Watahan & Co. Ltd.	3,200	33,761
Watts Co. Ltd.	1,900	8,378
WDB Holdings Co. Ltd. (d)	2,700	31,685
Weathernews, Inc.	2,500	79,447
Wellneo Sugar Co. Ltd.	2,400	41,918
Wellnet Corp.	4,400	21,352
West Holdings Corp. (d)	4,729	62,735
Will Group, Inc. (d)	4,200	29,013
WingArc1st, Inc.	1,800	39,808
Wood One Co. Ltd.	2,600	15,472
World Co. Ltd.	5,000	96,438
World Holdings Co. Ltd.	2,500	44,207
Wowow, Inc.	2,200	21,617
Xebio Holdings Co. Ltd. (d)	5,600	43,652
Yahagi Construction Co. Ltd.	5,400	81,856
YAKUODO Holdings Co. Ltd.	2,900	45,346
YAMABIKO Corp. (d)	6,100	104,810
YAMADA Consulting Group Co. Ltd.	3,100	39,031
Yamagata Bank Ltd.	5,800	66,421
Yamaguchi Financial Group, Inc. (d)	13,700	166,655
Yamaichi Electronics Co. Ltd.	3,700	87,682
Yamanashi Chuo Bank Ltd. (d)	5,600	121,101
Yamatane Corp. (d)	3,400	64,935
Yamato Corp.	3,100	44,137
Yamaura Corp. (d)	2,800	27,045
Yamaya Corp.	1,150	18,604
Yamazawa Co. Ltd.	1,000	7,957
Yamazen Corp. (d)	10,500	99,006
Yaoko Co. Ltd. (a) (b) (c)	700	45,327
Yashima Denki Co. Ltd.	3,800	56,877
Yasuda Logistics Corp.	3,200	45,784
Yellow Hat Ltd. (d)	12,000	137,212
Yodogawa Steel Works Ltd. (d)	21,300	186,787
Yokogawa Bridge Holdings Corp. (d)	6,900	131,947
Yokorei Co. Ltd. (d)	8,700	71,429
Yokowo Co. Ltd. (d)	4,300	42,986
Yomeishu Seizo Co. Ltd.	1,800	47,827
Yondenko Corp.	6,000	54,532
Yondoshi Holdings, Inc. (d)	2,800	32,628
Yonex Co. Ltd.	9,500	241,044
Yorozu Corp.	5,000	31,828
Yoshinoya Holdings Co. Ltd.	13,200	268,607
Yotai Refractories Co. Ltd.	200	2,325
Yuasa Funashoku Co. Ltd. (d)	5,200	61,351
Yuasa Trading Co. Ltd.	3,300	113,039
Yuken Kogyo Co. Ltd.	1,300	25,710
BHFTII-96

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Yukiguni Factory Co. Ltd.	2,100	$15,082
Yurtec Corp.	6,800	124,104
Yushin Co.	2,900	12,068
Yushiro, Inc.	2,200	33,642
Yutaka Giken Co. Ltd. (d)	600	12,370
Zacros Corp.	11,600	83,224
Zaoh Co. Ltd.	800	13,340
Zenkoku Hosho Co. Ltd. (d)	9,300	211,110
Zenrin Co. Ltd.	7,150	51,758
Zeon Corp. (d)	14,000	155,918
ZERIA Pharmaceutical Co. Ltd.	2,800	38,430
ZIGExN Co. Ltd.	8,400	31,485
Zojirushi Corp.	900	9,898
Zuiko Corp. (d)	4,000	26,874
		110,859,193
Jersey, Channel Islands — 0.0%
Coinshares International Ltd.	2,621	39,500
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,289	221,986
VP Bank AG - Class A	722	74,989
		296,975
Luxembourg — 0.2%
Aperam SA	9,154	298,564
RTL Group SA (d)	3,665	150,653
SES SA	78,345	597,895
		1,047,112
Macau — 0.1%
MECOM Power & Construction Ltd. (a)	43,500	899
SJM Holdings Ltd. (a) (d)	384,249	163,940
Wynn Macau Ltd.	68,800	63,630
		228,469
Malaysia — 0.0%
Frencken Group Ltd.	57,600	63,203
Mongolia — 0.0%
Mongolian Mining Corp. (a)	63,000	100,825
Netherlands — 1.8%
Aalberts NV	5,427	179,328
Acomo NV	2,850	78,345
Aegon Ltd. (NY Registry Shares)	25,296	202,115
Akzo Nobel NV	11,191	797,144
Alfen NV (a) (d)	2,166	24,669
AMG Critical Materials NV	1,922	65,267
Arcadis NV	6,197	311,967
Argo Properties NV (a)	626	21,013
Basic-Fit NV (a) (d)	8,733	265,762
BE Semiconductor Industries NV (d)	5,246	786,795
Brunel International NV (d)	4,749	45,485
Corbion NV (d)	12,701	245,263
CTP NV	13,468	299,859
Security Description	Shares	Value
Netherlands — (Continued)
Flow Traders Ltd. (a)	7,758	$232,399
ForFarmers NV	10,101	53,814
Fugro NV (d)	5,306	56,660
IMCD NV	6,208	641,796
Kendrion NV (d)	4,067	67,411
Koninklijke BAM Groep NV	72,114	684,585
Koninklijke Heijmans NV	6,281	439,010
Koninklijke Vopak NV	13,444	616,243
Nedap NV	1,044	116,157
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV (a)	12,506	57,978
Pharming Group NV (a)	76,183	111,216
PostNL NV (d)	42,125	51,908
Randstad NV (d)	14,799	633,899
SBM Offshore NV (d)	29,300	750,317
SIF Holding NV (a) (d)	1,469	13,344
Sligro Food Group NV (d)	4,674	58,047
TKH Group NV (d)	8,726	376,294
TomTom NV (a)	7,804	49,156
Van Lanschot Kempen NV	6,743	403,431
		8,736,677
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	74,520
Briscoe Group Ltd.	13,123	38,410
Channel Infrastructure NZ Ltd.	43,701	65,907
Delegat Group Ltd.	6,671	17,083
Eroad Ltd. (a)	7,847	12,241
Fletcher Building Ltd. (a)	6,120	11,966
Freightways Group Ltd.	26,416	209,903
Genesis Energy Ltd.	22,556	30,708
Gentrack Group Ltd. (a)	7,810	46,625
Hallenstein Glasson Holdings Ltd.	13,182	70,224
Heartland Group Holdings Ltd.	137,070	83,511
Investore Property Ltd. (REIT)	50,353	36,267
KMD Brands Ltd. (a)	106,864	16,738
NZME Ltd.	71,247	43,354
NZX Ltd.	75,475	60,559
Oceania Healthcare Ltd. (a)	113,418	45,430
Pacific Edge Ltd. (a)	89,677	9,814
PGG Wrightson Ltd.	5,854	7,809
Restaurant Brands New Zealand Ltd.	7,507	21,296
Ryman Healthcare Ltd. (a)	6,586	9,902
Sanford Ltd.	17,782	56,831
Scales Corp. Ltd.	25,709	84,812
Serko Ltd. (a)	5,880	9,236
Skellerup Holdings Ltd.	34,311	102,851
SKY Network Television Ltd.	26,052	47,118
SKYCITY Entertainment Group Ltd. (a)	97,557	37,281
Steel & Tube Holdings Ltd. (a)	51,732	19,450
Summerset Group Holdings Ltd.	22,000	136,070
Tourism Holdings Ltd.	29,422	45,067
TOWER Ltd.	48,467	49,102
Turners Automotive Group Ltd.	9,777	40,500
Warehouse Group Ltd. (a)	26,369	12,306
		1,552,891
BHFTII-97

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Norway — 0.6%
2020 Bulkers Ltd.	3,023	$40,785
ABG Sundal Collier Holding ASA	101,806	70,543
AF Gruppen ASA	720	12,138
Akastor ASA	38,221	43,864
Aker BioMarine ASA (a)	1,110	10,359
ArcticZymes Technologies ASA (a)	4,578	12,373
Axactor ASA (a)	50,628	38,380
B2 Impact ASA	41,724	72,201
BEWi ASA (a)	3,915	6,639
Bluenord ASA	3,543	160,656
Bonheur ASA	3,877	87,508
Bouvet ASA	11,240	74,173
BW Offshore Ltd.	19,722	72,922
Cloudberry Clean Energy ASA (a)	5,774	7,981
DNO ASA	94,590	145,983
Elkem ASA	15,271	40,253
Elmera Group ASA	17,814	60,932
Elopak ASA	11,854	54,784
Europris ASA	32,490	329,621
FLEX LNG Ltd. (a) (d)	948	23,890
Grieg Seafood ASA (a)	10,403	69,330
Hexagon Composites ASA (a)	14,558	15,893
Hexagon Purus ASA (a)	12,472	2,130
Kid ASA	4,880	72,900
Kitron ASA	28,832	167,785
Klaveness Combination Carriers ASA	2,039	14,585
LINK Mobility Group Holding ASA (a)	18,904	56,491
Medistim ASA	1,762	40,349
MPC Container Ships ASA	52,837	87,444
Multiconsult ASA	1,528	26,780
Nekkar ASA (a)	8,927	8,931
Norbit ASA	4,655	85,966
Nordic Mining ASA (a)	13,259	19,767
Norwegian Air Shuttle ASA	68,212	109,463
Odfjell Drilling Ltd.	21,044	163,712
Odfjell SE - A Shares	1,949	23,996
OKEA ASA (a)	884	1,684
Panoro Energy ASA	8,712	20,120
Pareto Bank ASA	4,052	37,163
Pexip Holding ASA	4,814	29,807
PhotoCure ASA (a)	2,065	12,196
Rana Gruber ASA	1,733	11,523
SATS ASA	10,406	39,615
Sea1 offshore, Inc.	3,692	8,077
Selvaag Bolig ASA	10,385	36,939
Solstad Maritime Holding AS	16,056	36,917
Sparebanken More	2,450	26,405
Zaptec ASA (a)	7,253	22,241
		2,614,194
Peru — 0.1%
Hochschild Mining PLC	95,965	459,917
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	5,775
Security Description	Shares	Value
Poland — 0.0%
InPost SA (a)	16,422	$201,664
Portugal — 0.4%
Altri SGPS SA (d)	13,982	82,348
Banco Comercial Portugues SA - Class R	1,138,861	1,010,235
CTT-Correios de Portugal SA	19,958	170,410
Ibersol SGPS SA (d)	1,360	15,963
Mota-Engil SGPS SA	13,936	84,062
Navigator Co. SA	23,399	90,018
NOS SGPS SA	37,566	171,856
REN - Redes Energeticas Nacionais SGPS SA	63,085	226,559
Semapa-Sociedade de Investimento e Gestao	805	17,293
Sonae SGPS SA	132,255	208,135
		2,076,879
Singapore — 1.1%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd. (a)	47,167	66,735
Aztech Global Ltd.	28,600	14,879
Banyan Tree Holdings Ltd.	77,900	37,435
Bonvests Holdings Ltd.	18,000	13,891
Boustead Singapore Ltd.	54,899	69,806
Bukit Sembawang Estates Ltd.	33,500	108,622
Capitaland India Trust	183,572	170,826
Centurion Corp. Ltd.	34,500	40,194
China Aviation Oil Singapore Corp. Ltd.	55,000	56,732
China Sunsine Chemical Holdings Ltd.	70,000	42,403
Chuan Hup Holdings Ltd.	125,000	20,800
City Developments Ltd.	3,200	17,168
ComfortDelGro Corp. Ltd.	398,200	447,626
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	20,099
Creative Technology Ltd. (a)	16,300	8,899
CSE Global Ltd.	90,182	50,720
Delfi Ltd.	80,600	49,384
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	73,772
Food Empire Holdings Ltd.	41,000	78,968
Fraser & Neave Ltd.	36,400	42,059
Fu Yu Corp. Ltd. (a)	98,800	7,436
Geo Energy Resources Ltd.	155,000	57,128
GuocoLand Ltd.	47,000	72,899
Haw Par Corp. Ltd.	18,900	208,077
Hiap Hoe Ltd.	58,000	24,958
Ho Bee Land Ltd.	36,600	61,886
Hong Fok Corp. Ltd.	72,940	45,313
Hong Leong Asia Ltd.	35,700	68,924
Hong Leong Finance Ltd.	43,900	88,849
Hotel Grand Central Ltd.	26,435	14,545
Hour Glass Ltd.	44,300	70,147
HRnetgroup Ltd.	67,700	37,816
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	59,291
IGG, Inc.	162,000	93,845
Indofood Agri Resources Ltd.	152,000	42,932
InnoTek Ltd.	17,400	6,146
BHFTII-98

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Keppel Infrastructure Trust	823,428	$296,829
Low Keng Huat Singapore Ltd.	122,600	53,858
Metro Holdings Ltd.	141,600	56,979
Mewah International, Inc.	110,000	25,579
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	17,482
Netlink NBN Trust	345,500	254,511
OM Holdings Ltd.	21,506	3,833
OUE Ltd.	42,867	39,207
Oxley Holdings Ltd. (a)	268,718	22,366
Pan-United Corp. Ltd.	53,750	46,998
Propnex Ltd.	15,400	27,831
Q&M Dental Group Singapore Ltd.	50,160	17,496
QAF Ltd.	74,167	51,163
Raffles Medical Group Ltd.	156,411	118,969
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	11,900	6,603
SBS Transit Ltd.	16,600	40,708
Seatrium Ltd.	104,100	191,599
Sheng Siong Group Ltd.	136,600	220,355
SIA Engineering Co. Ltd.	55,200	151,612
Sing Holdings Ltd.	82,000	29,264
Singapore Land Group Ltd.	20,800	49,815
Singapore Post Ltd.	233,200	76,045
Stamford Land Corp. Ltd.	220,201	73,409
StarHub Ltd.	117,100	102,572
Straits Trading Co. Ltd.	15,939	20,265
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group Ltd. (a)	328,600	15,285
Tuan Sing Holdings Ltd.	155,114	35,556
UMS Integration Ltd.	110,512	119,389
United Overseas Insurance Ltd.	4,000	23,708
UOB-Kay Hian Holdings Ltd.	82,761	153,307
UOL Group Ltd.	3,500	21,189
Venture Corp. Ltd.	36,900	399,114
Vicom Ltd.	26,000	32,449
Wee Hur Holdings Ltd.	85,000	47,264
Wing Tai Holdings Ltd.	76,621	83,162
Yeo Hiap Seng Ltd.	20,155	9,541
		5,326,524
South Africa — 0.1%
Pan African Resources PLC	368,191	435,194
Scatec ASA (a)	10,806	106,526
		541,720
Spain — 2.2%
Acciona SA	2,171	437,842
Aedas Homes SA	1,081	26,930
Almirall SA	15,271	207,086
Amper SA (a) (d)	416,419	65,969
Atalaya Mining Copper SA	5,060	42,676
Atresmedia Corp. de Medios de Comunicacion SA	17,571	115,843
Audax Renovables SA (a)	19,316	30,352
Azkoyen SA	3,142	31,443
Security Description	Shares	Value
Spain — (Continued)
Bankinter SA	51,932	$819,171
Befesa SA	6,454	218,296
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA	3,745	117,276
Construcciones y Auxiliar de Ferrocarriles SA	3,338	207,330
Corp. ACCIONA Energias Renovables SA	1,088	28,260
Distribuidora Internacional de Alimentacion SA (a)	2,455	70,348
Ebro Foods SA (d)	8,288	178,308
eDreams ODIGEO SA (a)	15,944	153,717
Elecnor SA	5,975	170,827
Enagas SA	43,276	676,896
Ence Energia y Celulosa SA (d)	14,915	49,550
Ercros SA (a)	20,859	66,321
Faes Farma SA	53,133	266,811
Fluidra SA	14,698	400,614
Gestamp Automocion SA	22,065	85,691
Global Dominion Access SA	14,183	54,715
Grenergy Renovables SA (a)	1,152	86,971
Grifols SA (d)	27,748	403,983
Grupo Catalana Occidente SA	6,051	347,408
Grupo Empresarial San Jose SA	3,249	25,467
Iberpapel Gestion SA	1,150	26,356
Indra Sistemas SA (d)	15,284	684,454
Laboratorios Farmaceuticos Rovi SA	1,847	126,649
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	106,413	161,150
Logista Integral SA	10,738	364,698
Mapfre SA	78,325	372,291
Melia Hotels International SA	12,434	108,767
Miquel y Costas & Miquel SA	8,745	148,857
Neinor Homes SA	4,915	100,068
Obrascon Huarte Lain SA (a)	67,145	34,861
Pharma Mar SA (a) (d)	2,214	235,900
Prim SA (d)	3,013	47,051
Promotora de Informaciones SA - Class A (a) (d)	83,921	36,222
Prosegur Cash SA	28,432	25,437
Realia Business SA (a)	109,360	120,702
Redeia Corp. SA	12,461	240,786
Sacyr SA	101,080	424,302
Solaria Energia y Medio Ambiente SA (a) (d)	3,186	40,858
Talgo SA (a) (d)	11,664	37,594
Tecnicas Reunidas SA (a)	8,766	273,037
Tubacex SA (d)	18,010	74,936
Unicaja Banco SA	184,631	506,429
Vidrala SA	4,039	427,078
Viscofan SA	6,143	419,662
Vocento SA (a) (d)	18,128	13,113
		10,437,359
Sweden — 2.6%
AcadeMedia AB	18,787	195,289
AddLife AB - Class B	13,922	263,009
Addnode Group AB (d)	29,228	326,704
AFRY AB (d)	16,879	291,063
Alimak Group AB	13,678	225,349
Alleima AB	21,516	163,436
Alligo AB - Class B	5,525	67,305
BHFTII-99

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Ambea AB	8,960	$129,406
Annehem Fastigheter AB - Class B (a)	11,788	21,827
AQ Group AB	7,910	151,976
Arise AB	7,859	25,925
Arjo AB - B Shares	45,181	158,212
Atea ASA	11,557	166,594
Attendo AB	24,407	183,051
Beijer Alma AB (d)	9,661	254,269
Bergman & Beving AB (d)	4,688	162,179
Betsson AB - Class B	10,877	179,488
BHG Group AB (a)	26,427	77,086
Bilia AB - A Shares	14,900	182,049
Billerud Aktiebolag	3,168	28,516
BioGaia AB - B Shares	5,025	57,402
BioInvent International AB (a)	5,008	15,034
Bjorn Borg AB	2,344	15,046
Bonava AB - B Shares (a)	54,204	69,526
Boozt AB (a)	5,455	56,267
Bravida Holding AB (d)	5,903	57,626
Bufab AB	31,216	293,167
Bulten AB	4,294	24,301
Bure Equity AB	280	8,297
Byggmax Group AB	12,010	72,840
Catella AB	2,281	7,588
Cellavision AB	1,841	33,749
Cibus Nordic Real Estate AB publ (d)	5,146	92,711
Clas Ohlson AB - B Shares	10,980	431,075
Cloetta AB - B Shares	44,507	160,432
Coor Service Management Holding AB (d)	17,845	91,621
Corem Property Group AB - Class B (d)	81,372	35,705
Corem Property Group AB - Class D	1,520	39,497
CTT Systems AB (d)	466	10,984
Dios Fastigheter AB (d)	26,164	181,621
Dometic Group AB	9,418	49,313
Dustin Group AB (a) (d)	150,416	26,963
Dynavox Group AB (a)	5,808	70,572
Eastnine AB	11,487	57,318
Electrolux Professional AB - Class B	46,563	300,932
Elekta AB - B Shares	26,773	135,115
Eltel AB (a)	18,428	17,604
Enea AB (a)	4,082	31,637
Engcon AB	987	7,793
Ependion AB	6,445	82,552
Ework Group AB (d)	2,864	33,621
Fagerhult Group AB	9,154	39,862
Fastighets AB Trianon (a) (d)	3,988	8,255
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	5,476
FastPartner AB - Class A	10,644	57,307
Ferronordic AB (a)	275	1,348
FormPipe Software AB	2,450	7,083
G5 Entertainment AB	208	2,023
Granges AB	25,093	312,229
Hanza AB	3,508	37,804
Heba Fastighets AB - Class B	15,224	51,384
Hexatronic Group AB (a) (d)	17,361	35,546
HMS Networks AB (a)	1,585	70,152
Security Description	Shares	Value
Sweden — (Continued)
Hoist Finance AB	9,270	$98,317
Humana AB	6,890	30,524
Instalco AB	17,105	46,499
INVISIO AB	3,480	116,634
Inwido AB	12,282	233,363
ITAB Shop Concept AB (a)	8,675	15,718
JM AB	14,105	210,846
Karnov Group AB (a)	5,796	69,425
K-fast Holding AB (a)	15,798	24,094
KNOW IT AB	6,021	66,229
Lime Technologies AB	1,613	54,610
Lindab International AB (d)	17,206	364,695
Medcap AB (a)	1,308	79,209
MEKO AB	9,164	79,133
Modern Times Group MTG AB - Class B (a)	20,683	242,395
Momentum Group AB	5,588	93,203
NCAB Group AB (a)	11,144	58,794
NCC AB - B Shares	17,089	393,156
Nederman Holding AB	5,701	97,385
Net Insight AB - Class B (a) (d)	74,697	34,257
New Wave Group AB - B Shares	19,785	231,989
Nilorngruppen AB - B Shares	1,106	6,126
Nobia AB (a) (d)	65,115	32,402
Nolato AB - B Shares	45,970	288,499
Note AB	2,362	45,053
NP3 Fastigheter AB (d)	8,038	214,800
Nyfosa AB (d)	37,968	331,792
OEM International AB - B Shares (d)	21,824	331,867
Ovzon AB (a)	12,178	49,774
Peab AB - Class B	20,785	168,926
Platzer Fastigheter Holding AB - Class B (d)	13,164	96,513
Proact IT Group AB	4,257	42,055
Ratos AB - B Shares	45,000	176,905
RaySearch Laboratories AB	7,299	195,272
Rejlers AB	1,659	33,171
Rottneros AB (a)	20,202	6,686
Scandi Standard AB	7,722	77,614
Scandic Hotels Group AB	33,911	320,765
Sdiptech AB - Class B (a) (d)	3,511	64,817
Sensys Gatso Group AB (a) (d)	2,792	11,631
SkiStar AB	9,246	155,084
SmartCraft ASA (a)	5,113	13,970
Softronic AB - B Shares	3,875	9,765
Solid Forsakring AB	2,708	21,613
Stendorren Fastigheter AB (a)	1,576	32,965
Stillfront Group AB (a)	11,905	8,076
Storskogen Group AB - Class B	132,429	135,908
Swedish Logistic Property AB - Class B (a)	6,848	29,926
Synsam AB	5,068	31,182
Systemair AB	20,210	168,079
TF Bank AB	2,070	39,890
Troax Group AB	4,804	70,253
Truecaller AB - Class B	13,719	60,561
VBG Group AB - B Shares	1,388	46,365
Vitec Software Group AB - B Shares (d)	5,020	177,262
BHFTII-100

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Volati AB	1,043	$11,920
		12,597,073
Switzerland — 7.8%
Accelleron Industries AG	17,893	1,506,307
Adecco Group AG	29,277	829,503
Allreal Holding AG	2,796	653,926
ALSO Holding AG	695	210,473
APG SGA SA	280	73,010
Arbonia AG	10,459	68,919
Aryzta AG (a)	4,747	388,592
Autoneum Holding AG	533	105,634
Avolta AG	12,849	698,908
Baloise Holding AG	5,580	1,380,717
Banque Cantonale de Geneve	423	125,956
Banque Cantonale Vaudoise	2,373	280,862
Barry Callebaut AG (d)	21	28,849
Belimo Holding AG (d)	1,539	1,620,378
Bell Food Group AG	435	132,123
Bellevue Group AG (d)	2,930	27,244
Berner Kantonalbank AG	1,195	385,171
BKW AG	107	22,841
Bossard Holding AG - Class A (d)	1,081	229,024
Bucher Industries AG	1,339	637,306
Burckhardt Compression Holding AG	622	482,219
Burkhalter Holding AG	555	94,497
Bystronic AG (d)	259	99,711
Carlo Gavazzi Holding AG (a)	124	24,705
Cembra Money Bank AG	5,838	670,671
Cham Swiss Properties AG	1,388	42,056
Cicor Technologies Ltd. (a)	644	147,912
Cie Financiere Tradition SA	355	124,913
Clariant AG (d)	29,855	277,497
Coltene Holding AG	480	27,113
CPH Group AG	227	20,537
Daetwyler Holding AG	685	120,979
DKSH Holding AG	7,016	476,939
dormakaba Holding AG	598	550,715
EDAG Engineering Group AG (a) (d)	3,171	26,290
EFG International AG	18,152	369,213
Emmi AG	437	378,236
Feintool International Holding AG (a) (d)	1,764	22,633
Fenix Outdoor International AG (d)	1,091	53,524
Flughafen Zurich AG	3,975	1,214,144
Forbo Holding AG	180	164,800
Fundamenta Real Estate AG	4,539	101,209
Galenica AG	9,937	1,081,278
GAM Holding AG (a) (d)	30,739	5,673
Georg Fischer AG (d)	14,823	1,160,254
Helvetia Holding AG (d)	3,860	946,393
Hiag Immobilien Holding AG	888	124,489
Huber & Suhner AG	2,756	473,007
Hypothekarbank Lenzburg AG	3	15,223
Implenia AG	2,401	202,301
Inficon Holding AG (d)	3,332	394,801
International Workplace Group PLC	172,341	517,664
Security Description	Shares	Value
Switzerland — (Continued)
Interroll Holding AG	132	$413,847
Intershop Holding AG	1,143	225,184
Investis Holding SA	421	68,207
Jungfraubahn Holding AG	919	255,158
Kardex Holding AG	1,157	452,856
Komax Holding AG (a) (d)	584	51,345
Kongsberg Automotive ASA (a)	156,504	25,486
Kudelski SA (a) (d)	13,221	22,386
Landis & Gyr Group AG (d)	2,000	161,677
LEM Holding SA (a)	33	19,971
Luzerner Kantonalbank AG (d)	3,673	369,859
Medacta Group SA	1,178	215,885
Medmix AG	3,519	39,728
Meier Tobler Group AG (d)	1,121	51,198
Metall Zug AG - B Shares	44	44,988
Mikron Holding AG	1,685	39,063
Mobilezone Holding AG	7,943	111,883
Mobimo Holding AG	1,500	616,186
Naturenergie Holding AG	3,633	152,045
Novavest Real Estate AG	468	23,036
OC Oerlikon Corp. AG Pfaffikon (d)	37,725	128,343
Orell Fuessli AG	257	35,503
Orior AG (a) (d)	1,947	29,510
Phoenix Mecano AG	125	69,761
Plazza AG - Class A	222	110,530
PSP Swiss Property AG	8,712	1,498,069
Relief Therapeutics Holding AG (a) (d)	1,520	6,447
Rieter Holding AG (d)	249	2,054
Romande Energie Holding SA (d)	2,775	145,147
Schweiter Technologies AG	192	69,903
Schweizerische Nationalbank (d)	5	23,568
SFS Group AG	3,472	469,352
Siegfried Holding AG	7,765	778,442
SIG Group AG	37,728	391,128
SKAN Group AG	495	34,058
St. Galler Kantonalbank AG	588	374,873
Stadler Rail AG	3,453	84,606
Sulzer AG	3,733	633,753
Swatch Group AG	1,599	301,028
Swiss Prime Site AG	14,712	2,059,051
Swissquote Group Holding SA	3,092	2,171,265
Tecan Group AG	223	40,244
Temenos AG	10,409	839,933
TX Group AG	597	151,393
u-blox Holding AG (a)	1,340	227,380
Valiant Holding AG	3,034	489,768
VAT Group AG	365	145,245
Vaudoise Assurances Holding SA	171	132,885
Vetropack Holding AG	2,053	61,255
Vontobel Holding AG	5,544	417,172
VZ Holding AG	3,106	651,717
V-ZUG Holding AG (d)	605	33,415
Walliser Kantonalbank	977	157,637
Warteck Invest AG	65	159,273
Ypsomed Holding AG	817	321,402
Zehnder Group AG	952	82,742
BHFTII-101

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Zug Estates Holding AG - B Shares	75	$199,784
Zuger Kantonalbank	39	426,971
		37,131,934
Taiwan — 0.0%
FIT Hon Teng Ltd. (a) (d)	80,000	66,147
Tanzania — 0.1%
Helios Towers PLC (a)	122,357	245,573
Turkey — 0.3%
Eldorado Gold Corp. (a) (d)	51,016	1,473,258
United Kingdom — 10.6%
4imprint Group PLC	958	41,657
Aberdeen Group PLC	151,455	404,240
Accesso Technology Group PLC (a)	2,402	13,625
Advanced Medical Solutions Group PLC	23,347	71,124
AG Barr PLC	11,112	100,090
AJ Bell PLC	59,750	439,424
Alfa Financial Software Holdings PLC	10,992	34,456
Allfunds Group PLC	2,273	16,997
Anglo-Eastern Plantations PLC (d)	5,782	107,281
AO World PLC (a)	30,384	42,416
Ashmore Group PLC (d)	97,994	234,674
Ashtead Technology Holdings PLC (d)	5,898	27,582
ASOS PLC (a) (d)	1,729	6,499
Auction Technology Group PLC (a)	2,941	12,748
Babcock International Group PLC	84,242	1,507,329
Bakkavor Group PLC	37,729	108,114
Balfour Beatty PLC	103,703	908,622
Barratt Redrow PLC	26,930	141,439
Beazley PLC	6,371	77,941
Begbies Traynor Group PLC	1,964	3,066
Bellway PLC	26,462	874,588
Berkeley Group Holdings PLC	4,674	241,419
Bloomsbury Publishing PLC	18,256	117,116
Bodycote PLC	46,962	408,314
Braemar PLC (d)	7,120	23,037
Breedon Group PLC	29,978	144,536
Bridgepoint Group PLC	12,790	52,906
Brooks Macdonald Group PLC (d)	486	11,846
Burberry Group PLC (a)	1,429	22,553
Bytes Technology Group PLC	32,635	175,331
Capita PLC (a)	18,914	82,051
Capricorn Energy PLC (a)	30,939	84,193
Card Factory PLC	88,270	121,018
Carr's Group PLC (d)	7,612	14,044
Castings PLC	2,870	10,108
Centaur Media PLC	92,526	51,737
Central Asia Metals PLC	24,699	50,365
Chemring Group PLC	60,304	477,982
Chesnara PLC	63,556	236,231
Clarkson PLC	7,539	372,196
Close Brothers Group PLC (a)	16,302	108,607
CMC Markets PLC	18,502	59,748
Coats Group PLC	319,324	358,664
Security Description	Shares	Value
United Kingdom — (Continued)
Computacenter PLC	17,248	$623,173
Costain Group PLC	37,005	66,894
Cranswick PLC	11,961	807,474
Crest Nicholson Holdings PLC	44,934	98,336
Currys PLC	250,394	471,108
CVS Group PLC	10,557	177,063
DFS Furniture PLC (a)	51,390	105,779
Dialight PLC (a)	5,140	16,415
DiscoverIE Group PLC	15,590	125,424
Domino's Pizza Group PLC	79,643	213,239
dotdigital group PLC (d)	41,626	37,470
Dr. Martens PLC	56,127	74,702
Drax Group PLC	90,954	855,055
Dunelm Group PLC	26,326	398,041
easyJet PLC	5,538	34,604
Ecora Resources PLC	51,447	58,693
EKF Diagnostics Holdings PLC (a)	38,020	15,328
Elementis PLC	166,703	363,989
EnQuest PLC	442,032	69,471
Epwin Group PLC	14,369	23,019
Essentra PLC	25,778	37,273
FDM Group Holdings PLC	14,365	25,395
Firstgroup PLC	147,832	447,878
Flowtech Fluidpower PLC (a)	6,703	6,454
Foresight Group Holdings Ltd.	2,157	14,221
Forterra PLC	53,770	135,555
Foxtons Group PLC	87,727	65,446
Frasers Group PLC (a) (d)	17,279	172,597
Frontier Developments PLC (a)	3,312	20,449
Fuller Smith & Turner PLC - Class A	9,279	71,178
Funding Circle Holdings PLC (a)	10,326	17,312
Future PLC	3,850	34,078
Galliford Try Holdings PLC	28,755	204,515
Games Workshop Group PLC	4,470	874,291
Gamma Communications PLC	15,986	214,957
GB Group PLC	21,927	66,941
Genuit Group PLC	63,506	315,471
Gooch & Housego PLC	2,212	16,994
Goodwin PLC	121	22,490
Grafton Group PLC	45,506	560,034
Grainger PLC (REIT)	194,038	506,791
Greggs PLC (d)	17,811	385,144
Gym Group PLC (a)	49,004	97,598
Halfords Group PLC	60,301	115,902
Harbour Energy PLC	21,073	58,892
Harworth Group PLC	10,757	24,593
Hays PLC	90,416	68,899
Headlam Group PLC (a)	29,149	21,183
Henry Boot PLC	14,477	43,235
Hikma Pharmaceuticals PLC	17,728	408,076
Hill & Smith PLC	21,739	597,575
Hilton Food Group PLC	17,879	160,549
Hiscox Ltd.	63,107	1,163,237
Hollywood Bowl Group PLC	35,798	121,593
Howden Joinery Group PLC	23,454	268,406
Hunting PLC	29,402	133,814
BHFTII-102

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Ibstock PLC	90,209	$169,039
IDOX PLC (d)	75,537	56,673
IG Group Holdings PLC	57,306	831,005
IMI PLC	17,248	534,198
Impax Asset Management Group PLC	14,750	38,029
Inchcape PLC	81,447	759,956
Indivior PLC (a)	4,008	96,633
IntegraFin Holdings PLC	34,390	160,584
International Personal Finance PLC	60,577	175,142
iomart Group PLC (d)	16,833	3,920
IP Group PLC (a)	225,731	163,235
ITV PLC	636,123	684,647
J D Wetherspoon PLC	15,164	139,531
James Fisher & Sons PLC (a)	15,436	74,486
James Halstead PLC (d)	59,490	119,847
JET2 PLC	34,034	649,151
John Wood Group PLC (a) (b) (c)	61,862	15,342
Johnson Matthey PLC	18,884	512,352
Johnson Service Group PLC	61,047	123,180
Jupiter Fund Management PLC	116,490	226,097
Just Eat Takeaway.com NV (a)	15,903	377,066
Just Group PLC	224,609	640,342
Kainos Group PLC	6,815	86,636
Keller Group PLC	19,417	394,351
Kier Group PLC	94,700	281,113
Kingfisher PLC	102,271	427,097
Kitwave Group PLC	3,724	11,541
Lancashire Holdings Ltd.	64,007	583,560
Liontrust Asset Management PLC	7,615	35,268
LSL Property Services PLC	14,072	50,029
Luceco PLC	24,615	42,327
M&C Saatchi PLC	3,677	7,216
Macfarlane Group PLC	5,811	7,175
Man Group PLC	230,659	553,357
Marshalls PLC	23,296	56,709
Marston's PLC (a)	189,607	100,129
McBride PLC (a)	53,009	88,993
Me Group International PLC	59,170	147,887
Mears Group PLC	24,318	104,414
Metro Bank Holdings PLC (a)	2,816	4,595
Mitchells & Butlers PLC (a)	73,046	243,001
Mitie Group PLC	320,207	599,652
MJ Gleeson PLC	8,913	45,936
Mobico Group PLC (a)	50,332	19,472
MONY Group PLC	130,662	348,451
Moonpig Group PLC	56,222	172,311
Morgan Advanced Materials PLC	48,369	143,443
Morgan Sindall Group PLC	12,994	776,480
Mortgage Advice Bureau Holdings Ltd.	6,665	64,373
MP Evans Group PLC	2,300	41,918
Naked Wines PLC (a)	1,427	1,478
NCC Group PLC (d)	76,525	152,159
Next 15 Group PLC	11,449	50,348
Nichols PLC	950	14,180
Ninety One PLC	75,730	208,998
Norcros PLC	11,343	40,361
Security Description	Shares	Value
United Kingdom — (Continued)
Ocado Group PLC (a)	9,493	$28,801
Odfjell Technology Ltd.	4,274	25,958
On the Beach Group PLC	32,313	96,653
OSB Group PLC	88,586	679,100
Oxford Instruments PLC	3,319	82,543
Pagegroup PLC	35,705	109,866
Paragon Banking Group PLC	50,813	594,768
PayPoint PLC	18,072	183,792
Pennon Group PLC	106,594	671,498
Persimmon PLC	40,560	634,841
Pets at Home Group PLC	125,925	347,935
Pharos Energy PLC	50,968	14,394
Phoenix Spree Deutschland Ltd. (a)	665	1,465
Pinewood Technologies Group PLC (a)	17,259	96,312
Playtech PLC	73,270	363,930
Polar Capital Holdings PLC	16,568	107,578
Porvair PLC	4,985	49,946
PPHE Hotel Group Ltd. (d)	928	17,070
Premier Foods PLC	171,283	442,610
PZ Cussons PLC	63,002	68,647
QinetiQ Group PLC	124,249	918,480
Quilter PLC	363,797	814,149
Rank Group PLC	54,017	100,797
Rathbones Group PLC	10,507	257,647
Reach PLC	77,376	69,232
Record PLC	12,453	9,846
Renew Holdings PLC	9,893	107,875
Renold PLC (a)	238	258
Ricardo PLC	9,732	56,443
Rightmove PLC	18,903	180,291
Robert Walters PLC	13,056	22,304
Rotork PLC	160,222	734,828
RS Group PLC	58,984	452,602
S&U PLC	1,188	27,844
Sabre Insurance Group PLC	49,439	96,562
Saga PLC (a)	8,514	31,339
Savills PLC	26,178	335,844
Senior PLC	115,612	311,117
Serco Group PLC	261,320	835,245
Serica Energy PLC (d)	47,039	125,580
Severfield PLC	74,894	30,230
SIG PLC (a)	255,262	32,551
Sigmaroc PLC (a)	61,341	99,592
Smiths News PLC	20,535	17,174
Softcat PLC	30,193	642,799
Spectris PLC	7,718	425,764
Speedy Hire PLC	125,764	40,853
Spirax Group PLC	485	44,742
Spire Healthcare Group PLC	62,350	210,542
Spirent Communications PLC	181,575	484,409
SSP Group PLC	175,333	405,687
SThree PLC	14,651	32,114
STV Group PLC	7,194	10,952
Synthomer PLC (a)	30,557	31,823
Tate & Lyle PLC	71,773	433,964
Taylor Wimpey PLC	183,709	255,716
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Preferred Stocks—0.4%
Security Description	Shares	Value
United Kingdom — (Continued)
Telecom Plus PLC	16,220	$410,216
Topps Tiles PLC	61,961	29,251
TORM PLC - Class A	1,653	34,113
TP ICAP Group PLC	193,968	719,191
Trainline PLC (a)	20,223	76,042
Travis Perkins PLC	45,793	373,252
Trifast PLC	20,432	20,933
TT Electronics PLC (a)	35,042	53,406
Vanquis Banking Group PLC (a)	52,029	86,112
Vertu Motors PLC (d)	46,012	37,408
Vesuvius PLC	57,534	290,099
Victorian Plumbing Group PLC	8,019	8,198
Victrex PLC	14,638	141,789
Videndum PLC (a) (d)	14,491	9,118
Vistry Group PLC (a)	21,043	182,905
Volex PLC (d)	24,134	118,154
Volution Group PLC	34,155	292,634
Vp PLC	4,147	33,440
Watches of Switzerland Group PLC (a)	47,460	235,499
WH Smith PLC	29,003	265,772
Whitbread PLC	4,586	199,649
Wickes Group PLC	69,111	208,123
Xaar PLC (a)	18,088	28,477
XPS Pensions Group PLC	15,758	72,100
Young & Co.'s Brewery PLC	3,097	25,094
Young & Co.'s Brewery PLC - Class A	4,640	49,921
Zigup PLC	52,839	231,484
Zotefoams PLC	7,268	39,917
		50,564,819
United States — 1.1%
Acerinox SA	33,305	434,243
ADTRAN Holdings, Inc. (a)	6,835	63,952
Bausch Health Cos., Inc. (a)	38,207	246,435
BRP, Inc.	519	31,545
Burford Capital Ltd.	42,289	503,260
Buzzi SpA	11,153	613,891
Diversified Energy Co. PLC (d)	9,570	133,801
Energy Fuels, Inc. (a) (d)	7,296	112,032
Frontage Holdings Corp. (a)	58,000	9,341
MDA Space Ltd. (a)	16,664	415,013
Ormat Technologies, Inc.	1	54
PureTech Health PLC (a)	24,125	43,212
Qiagen NV (d)	10,296	460,025
Reliance Worldwide Corp. Ltd.	176,413	479,106
RHI Magnesita NV	1,193	33,115
Samsonite Group SA (d)	225,900	484,322
Signify NV	28,840	761,569
Sims Ltd.	38,316	340,041
TAT Technologies Ltd. (a)	533	21,755
Varia U.S. Properties AG (d)	1,203	31,536
Viemed Healthcare, Inc. (a)	5,284	35,878
		5,254,126
Total Common Stocks (Cost $375,147,280)		471,945,789

Security Description	Shares/ Principal Amount*	Value

Germany — 0.4%
Draegerwerk AG & Co. KGaA	2,243	$166,287
Einhell Germany AG	246	23,666
FUCHS SE	15,647	700,282
Jungheinrich AG	11,701	406,463
Porsche Automobil Holding SE	368	14,458
Sixt SE	3,992	269,306
STO SE & Co. KGaA	504	71,232
Villeroy & Boch AG	505	9,517
		1,661,211
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	170,458
Total Preferred Stocks (Cost $1,543,597)		1,831,669

Warrants—0.0%
Australia — 0.0%
Galan Lithium Ltd., Expires 07/24/25 (a)	2,469	0
Silver Mines Ltd., Expires 06/17/26 (a)	4,037	258
		258
Italy — 0.0%
Geox SpA, Expires 09/30/26 (a)	14,320	900
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
		900
Total Warrants (Cost $0)		1,158

Rights—0.0%
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Switzerland — 0.0%
Rieter Holding AG (a)	249	1,095
Total Rights (Cost $42,253)		1,095

Short-Term Investments—0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $1,984,044; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $2,023,615	1,983,878	1,983,878
Total Short-Term Investments (Cost $1,983,878)		1,983,878
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—6.3%

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds — 1.7%
Allspring Government Money Market Fund, Select Class, 4.070% (f)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (f)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.040% (f)	1,829,584	1,829,584
		7,829,584

Time Deposits — 0.4%
Banco Santander SA 4.090%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY) 4.080%, 10/01/25	1,000,000	1,000,000
		2,000,000
Repurchase Agreements — 4.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $3,000,352; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $700,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $714,000	700,000	700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,924,495; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $4,002,519	3,924,038	3,924,038
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $2,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $2,224,376	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,283	3,000,000	3,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,800,210; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $1,836,214	1,800,000	$1,800,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $700,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $714,000	700,000	700,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,000,349; collateralized by various Common Stock with an aggregate market value of $3,300,384	3,000,000	3,000,000
		20,124,038
Total Securities Lending Reinvestments (Cost $29,953,622)		29,953,622
Total Investments—105.6% (Cost $408,670,630)		505,717,211
Other assets and liabilities (net)—(5.6)%		(26,903,332)
Net Assets—100.0%		$478,813,879

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.2% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $96,142,737 and the collateral received consisted of cash in the amount of
$29,953,622 and non-cash collateral with a value of $73,257,909. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Metals & Mining	8.5
Machinery	6.8
Banks	5.0
Real Estate Management & Development	4.3
Capital Markets	4.2
Chemicals	3.7
Construction & Engineering	3.7
Oil, Gas & Consumable Fuels	3.5
Food Products	3.2
Specialty Retail	3.1
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,483,034	$28,377,290	$786,075	$30,646,399
Austria	—	7,622,943	0	7,622,943
Belgium	3,920	6,820,033	0	6,823,953
Bermuda	—	17,724	—	17,724
Brazil	59,775	318,254	—	378,029
Burkina Faso	1,531,665	—	—	1,531,665
Cambodia	—	191,540	—	191,540
Canada	53,215,238	461,352	241	53,676,831
China	1,439,615	592,636	—	2,032,251
Colombia	62,578	—	—	62,578
Denmark	—	12,660,812	—	12,660,812
Faeroe Islands	—	34,003	—	34,003
Finland	—	13,055,300	—	13,055,300
France	26,837	24,856,261	0	24,883,098
Georgia	—	1,685,978	—	1,685,978
Germany	118,682	27,306,760	—	27,425,442
Ghana	—	30,361	—	30,361
Greece	—	57,521	—	57,521
Greenland	—	19,164	—	19,164
Guernsey, Channel Islands	—	—	0	0
Hong Kong	168,335	9,048,020	10,724	9,227,079
Indonesia	—	877,051	—	877,051
Iraq	—	183,596	—	183,596
Ireland	—	2,130,919	—	2,130,919
Isle of Man	—	8,131	—	8,131
Israel	103,200	5,295,893	—	5,399,093
Italy	163,061	18,271,502	0	18,434,563
Ivory Coast	927,958	—	—	927,958
Japan	—	110,813,866	45,327	110,859,193
Jersey, Channel Islands	—	39,500	—	39,500
Liechtenstein	—	296,975	—	296,975
Luxembourg	—	1,047,112	—	1,047,112
Macau	—	228,469	—	228,469
Malaysia	—	63,203	—	63,203
Mongolia	—	100,825	—	100,825
Netherlands	202,115	8,534,562	0	8,736,677
New Zealand	—	1,552,891	—	1,552,891
Norway	23,890	2,590,304	—	2,614,194
Peru	—	459,917	—	459,917
Philippines	—	5,775	—	5,775
Poland	—	201,664	—	201,664
Portugal	—	2,076,879	—	2,076,879
Singapore	—	5,326,522	2	5,326,524
South Africa	—	541,720	—	541,720
Spain	—	10,437,359	0	10,437,359
Sweden	—	12,597,073	—	12,597,073
Switzerland	—	37,131,934	—	37,131,934
Taiwan	—	66,147	—	66,147
Tanzania	—	245,573	—	245,573
Turkey	1,473,258	—	—	1,473,258
United Kingdom	96,633	50,452,844	15,342	50,564,819
United States	1,300,928	3,953,198	—	5,254,126
Total Common Stocks	62,400,722	408,687,356	857,711	471,945,789
Total Preferred Stocks*	—	1,831,669	—	1,831,669
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Warrants
Australia	$—	$258	$—	$258
Italy	900	—	—	900
Total Warrants	900	258	—	1,158
Rights
Austria	—	—	0	0
Switzerland	1,095	—	—	1,095
Total Rights	1,095	—	0	1,095
Total Short-Term Investments*	—	1,983,878	—	1,983,878
Securities Lending Reinvestments
Short-Term Investment Funds	7,829,584	—	—	7,829,584
Time Deposits	—	2,000,000	—	2,000,000
Repurchase Agreements	—	20,124,038	—	20,124,038
Total Securities Lending Reinvestments	7,829,584	22,124,038	—	29,953,622
Total Investments	$70,232,301	$434,627,199	$857,711	$505,717,211
Collateral for Securities Loaned (Liability)	$—	$(29,953,622)	$—	$(29,953,622)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
During the period ended September 30, 2025, transfers into Level 3 in the amount of $645,604 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—60.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
Boeing Co. (a)	15,560	$3,358,315
L3Harris Technologies, Inc.	2,299	702,137
Loar Holdings, Inc. (a)	5,346	427,680
Northrop Grumman Corp.	4,934	3,006,385
RTX Corp.	5,730	958,801
StandardAero, Inc. (a)	85,493	2,333,104
		10,786,422
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	31,293	4,143,193
Automobile Components — 0.2%
Goodyear Tire & Rubber Co. (a)	98,401	736,039
Modine Manufacturing Co. (a)	10,479	1,489,695
		2,225,734
Automobiles — 0.9%
Tesla, Inc. (a)	25,381	11,287,438
Banks — 1.9%
JPMorgan Chase & Co.	5,732	1,808,045
KeyCorp	206,470	3,858,924
Wells Fargo & Co.	203,544	17,061,058
		22,728,027
Beverages — 0.7%
Celsius Holdings, Inc. (a)	16,127	927,141
Coca-Cola Co.	64,462	4,275,120
Monster Beverage Corp. (a)	22,852	1,538,168
PepsiCo, Inc.	11,121	1,561,833
Vita Coco Co., Inc. (a)	16,100	683,767
		8,986,029
Biotechnology — 1.3%
AbbVie, Inc.	14,311	3,313,569
Akero Therapeutics, Inc. (a)	3,087	146,571
Alnylam Pharmaceuticals, Inc. (a)	1,096	499,776
Argenx SE (ADR) (a)	1,088	802,465
Ascendis Pharma AS (ADR) (a)	2,138	425,056
Avidity Biosciences, Inc. (a)	12,487	544,059
Cytokinetics, Inc. (a)	15,392	845,944
Disc Medicine, Inc. (a)	2,761	182,447
Exact Sciences Corp. (a)	1,015	55,531
Gilead Sciences, Inc.	20,284	2,251,524
Ionis Pharmaceuticals, Inc. (a)	3,225	210,979
Kymera Therapeutics, Inc. (a)	3,481	197,025
Merus NV (a)	1,471	138,495
Metsera, Inc. (a) (b)	4,603	240,875
Monopar Therapeutics, Inc. (a)	2,326	189,964
Natera, Inc. (a)	450	72,436
Newamsterdam Pharma Co. NV (a) (b)	24,800	705,312
PTC Therapeutics, Inc. (a)	3,726	228,665
Revolution Medicines, Inc. (a)	10,710	500,157
Scholar Rock Holding Corp. (a)	4,267	158,903
Soleno Therapeutics, Inc. (a)	3,062	206,991
Ultragenyx Pharmaceutical, Inc. (a)	4,503	135,450
Security Description	Shares	Value
Biotechnology—(Continued)
United Therapeutics Corp. (a)	2,680	$1,123,483
Vertex Pharmaceuticals, Inc. (a)	6,048	2,368,639
		15,544,316
Broadline Retail — 2.8%
Amazon.com, Inc. (a)	152,740	33,537,122
Building Products — 0.4%
AAON, Inc. (b)	29,844	2,788,623
Builders FirstSource, Inc. (a)	5,600	679,000
Johnson Controls International PLC	16,685	1,834,516
		5,302,139
Capital Markets — 2.9%
ARES Management Corp. - Class A	17,300	2,766,097
Goldman Sachs Group, Inc.	17,498	13,934,532
Intercontinental Exchange, Inc.	34,823	5,866,979
KKR & Co., Inc.	92,893	12,071,446
		34,639,054
Chemicals — 0.9%
Celanese Corp.	17,075	718,516
FMC Corp.	28,391	954,789
Ingevity Corp. (a)	4,501	248,410
Linde PLC	11,747	5,579,825
PPG Industries, Inc.	26,187	2,752,516
		10,254,056
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. (a)	23,310	5,413,048
Waste Connections, Inc.	10,413	1,830,606
		7,243,654
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	29,271	4,265,077
Construction & Engineering — 0.1%
Fluor Corp. (a)	23,050	969,714
Construction Materials — 0.3%
James Hardie Industries PLC (a)	207,987	3,995,430
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc.	1,580	893,206
Kroger Co.	18,484	1,246,007
Performance Food Group Co. (a)	16,231	1,688,673
U.S. Foods Holding Corp. (a)	56,523	4,330,792
Walmart, Inc.	81,606	8,410,314
		16,568,992
Containers & Packaging — 0.1%
Packaging Corp. of America	5,928	1,291,889
Distributors — 0.3%
Pool Corp.	11,907	3,692,003
BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities — 0.8%
American Electric Power Co., Inc.	33,787	$3,801,038
NextEra Energy, Inc.	21,173	1,598,350
PG&E Corp.	289,293	4,362,538
		9,761,926
Electrical Equipment — 0.2%
Vertiv Holdings Co. - Class A	12,606	1,901,741
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	7,055	1,123,720
Coherent Corp. (a)	19,134	2,061,114
Flex Ltd. (a)	47,546	2,756,242
		5,941,076
Entertainment — 0.9%
Netflix, Inc. (a)	5,412	6,488,555
Walt Disney Co.	41,128	4,709,156
		11,197,711
Financial Services — 2.4%
Berkshire Hathaway, Inc. - Class B (a)	27,082	13,615,205
Equitable Holdings, Inc.	59,345	3,013,539
Mastercard, Inc. - Class A	21,629	12,302,791
		28,931,535
Food Products — 0.1%
Freshpet, Inc. (a)	17,092	941,940
Gas Utilities — 0.3%
Atmos Energy Corp. (b)	20,445	3,490,984
Ground Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.	52,982	2,093,319
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	19,374	2,594,954
Align Technology, Inc. (a)	2,939	368,022
Boston Scientific Corp. (a)	15,946	1,556,808
Cooper Cos., Inc. (a)	14,852	1,018,253
Edwards Lifesciences Corp. (a)	26,595	2,068,293
Intuitive Surgical, Inc. (a)	5,693	2,546,080
LivaNova PLC (a)	6,284	329,156
Medtronic PLC	16,917	1,611,175
Stryker Corp.	499	184,465
		12,277,206
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. (a) (b)	20,449	506,317
Cencora, Inc.	7,751	2,422,420
CVS Health Corp.	21,565	1,625,785
Elevance Health, Inc.	3,418	1,104,424
HCA Healthcare, Inc.	4,117	1,754,666
Labcorp Holdings, Inc.	5,262	1,510,510
UnitedHealth Group, Inc.	16,387	5,658,431
		14,582,553
Security Description	Shares	Value
Health Care REITs — 0.5%
Welltower, Inc.	35,465	$6,317,735
Health Care Technology — 0.0%
HeartFlow, Inc. (a)	5,100	171,666
Hotels, Restaurants & Leisure — 1.3%
Flutter Entertainment PLC (a)	8,754	2,223,516
Hyatt Hotels Corp. - Class A	34,601	4,910,920
Marriott International, Inc. - Class A	8,348	2,174,153
Royal Caribbean Cruises Ltd.	8,867	2,869,184
Starbucks Corp.	18,517	1,566,538
Wingstop, Inc.	5,232	1,316,790
		15,061,101
Household Durables — 0.1%
Champion Homes, Inc. (a)	19,247	1,469,893
Household Products — 0.0%
Church & Dwight Co., Inc.	3,820	334,747
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	16,071	3,148,630
Insurance — 1.2%
American International Group, Inc.	34,315	2,695,100
Chubb Ltd.	11,973	3,379,380
Everest Group Ltd.	5,540	1,940,274
Hamilton Insurance Group Ltd. - Class B (a)	44,365	1,100,252
Marsh & McLennan Cos., Inc.	25,057	5,049,737
		14,164,743
Interactive Media & Services — 4.3%
Alphabet, Inc. - Class A	172,967	42,048,278
Meta Platforms, Inc. - Class A	13,267	9,743,019
		51,791,297
IT Services — 0.3%
Snowflake, Inc. - Class A (a)	14,743	3,325,284
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. - Class A (a)	11,166	130,531
Agilent Technologies, Inc.	12,232	1,569,977
Bio-Techne Corp.	6,212	345,574
Danaher Corp.	8,921	1,768,677
ICON PLC (a)	2,633	460,775
Thermo Fisher Scientific, Inc.	6,291	3,051,261
		7,326,795
Machinery — 0.5%
IDEX Corp.	13,312	2,166,661
Ingersoll Rand, Inc.	11,827	977,147
Middleby Corp. (a)	14,827	1,970,953
PACCAR, Inc.	8,645	849,976
		5,964,737
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.2%
New York Times Co. - Class A	31,584	$1,812,922
Metals & Mining — 0.2%
Nucor Corp.	13,896	1,881,935
Multi-Utilities — 0.4%
Sempra (b)	56,065	5,044,729
Oil, Gas & Consumable Fuels — 2.2%
EQT Corp.	34,233	1,863,302
Exxon Mobil Corp.	104,287	11,758,359
Marathon Petroleum Corp.	16,753	3,228,973
Shell PLC (ADR)	90,182	6,450,719
Targa Resources Corp.	20,649	3,459,534
		26,760,887
Personal Care Products — 0.5%
BellRing Brands, Inc. (a)	39,071	1,420,231
elf Beauty, Inc. (a)	4,109	544,360
Unilever PLC (ADR)	64,128	3,801,508
		5,766,099
Pharmaceuticals — 2.3%
AstraZeneca PLC (ADR)	29,190	2,239,457
Eli Lilly & Co.	15,092	11,515,196
GSK PLC (ADR) (b)	54,856	2,367,585
Haleon PLC (ADR) (b)	320,103	2,871,324
Johnson & Johnson	16,826	3,119,877
Merck & Co., Inc.	67,395	5,656,462
Structure Therapeutics, Inc. (ADR) (a) (b)	18,093	506,604
		28,276,505
Professional Services — 0.1%
KBR, Inc.	36,262	1,714,830
Residential REITs — 0.2%
Camden Property Trust	19,102	2,039,712
Semiconductors & Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc. (a)	43,459	7,031,231
Broadcom, Inc.	66,857	22,056,793
First Solar, Inc. (a)	5,526	1,218,649
MKS, Inc.	11,135	1,378,179
NVIDIA Corp.	346,994	64,742,140
NXP Semiconductors NV	10,453	2,380,462
		98,807,454
Software — 7.1%
Autodesk, Inc. (a)	17,320	5,502,044
Figma, Inc. - Class A (a) (b)	26,462	1,372,584
Intuit, Inc.	6,389	4,363,112
Microsoft Corp.	101,335	52,486,463
Oracle Corp.	14,365	4,040,013
Palantir Technologies, Inc. - Class A (a)	12,724	2,321,112
SAP SE (ADR)	15,766	4,212,833
ServiceNow, Inc. (a)	5,511	5,071,663
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a)	13,071	$6,449,101
		85,818,925
Specialty Retail — 1.0%
Burlington Stores, Inc. (a) (b)	9,464	2,408,588
Lowe's Cos., Inc.	24,164	6,072,655
O'Reilly Automotive, Inc. (a)	20,638	2,224,983
Williams-Sonoma, Inc.	7,645	1,494,215
		12,200,441
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	184,345	46,939,767
NetApp, Inc.	15,495	1,835,538
		48,775,305
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp. (a)	12,927	1,310,410
Tobacco — 0.3%
British American Tobacco PLC (ADR)	12,430	659,784
Philip Morris International, Inc.	16,494	2,675,327
		3,335,111
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	5,098	1,144,909
WESCO International, Inc.	14,360	3,037,140
WW Grainger, Inc.	1,487	1,417,051
		5,599,100
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	27,079	6,482,171
Total Common Stocks (Cost $591,646,084)		733,283,444

Agency Sponsored Mortgage-Backed Securities—17.3%
Agency Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (c)	6,113	5,158
1.000%, 02/25/51	400,816	350,525
1.394%, -1x SOFR30A + 5.750%, 05/25/55 (d) (e)	1,322,600	95,437
1.750%, 10/15/42	110,716	97,013
2.000%, 07/25/50	113,733	99,889
2.500%, 05/15/28 (d)	17,130	415
2.500%, 06/25/50 (d)	667,455	106,530
2.500%, 03/25/52	375,926	338,457
3.000%, 03/15/28 (d)	31,846	763
3.000%, 03/15/33 (d)	42,523	2,937
3.000%, 03/25/40	500,000	451,582
3.000%, 12/25/49 (d)	669,789	116,590
3.000%, 09/25/51 (d)	598,223	96,935
3.250%, 11/15/41	67,417	63,421
3.500%, 09/15/26 (d)	3,135	36
3.500%, 03/15/41 (d)	11,677	163
3.500%, 10/15/45	104,875	99,412
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
3.500%, 12/15/46	224,670	$210,197
4.000%, 07/15/27 (d)	3,042	44
4.000%, 03/15/28 (d)	3,332	25
4.000%, 06/15/28 (d)	3,086	30
4.000%, 07/15/30 (d)	35,657	1,888
4.000%, 05/25/40 (d)	238,317	35,886
4.000%, 09/15/41	267,661	259,989
4.000%, 03/25/45 (d)	493,442	81,404
4.750%, 07/15/39	143,705	145,450
5.000%, 09/15/33 (d)	59,645	7,707
5.000%, 02/15/48 (d)	92,307	18,118
5.500%, 08/15/33	13,760	14,251
5.500%, 07/15/36	33,618	34,947
5.500%, 06/15/46	48,279	50,200
5.500%, 12/25/51	424,650	430,000
6.500%, 07/15/36	31,211	32,392
6.500%, 04/15/39 (d)	203,659	37,489
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	404,515	332,066
3.500%, 11/25/57	353,934	338,482
3.500%, 08/25/58	192,921	181,874
3.500%, 10/25/58	727,403	662,188
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.256%, SOFR30A + 2.900%, 04/25/42 (144A) (e)	969,000	996,859
7.706%, SOFR30A + 3.350%, 05/25/42 (144A) (e)	495,000	513,716
7.706%, SOFR30A + 3.350%, 06/25/43 (144A) (e)	1,000,000	1,037,646
7.756%, SOFR30A + 3.400%, 10/25/41 (144A) (e)	1,115,000	1,140,078
7.856%, SOFR30A + 3.500%, 05/25/43 (144A) (e)	945,000	996,397
7.906%, SOFR30A + 3.550%, 08/25/42 (144A) (e)	155,000	162,258
8.006%, SOFR30A + 3.650%, 11/25/41 (144A) (e)	426,000	437,287
8.056%, SOFR30A + 3.700%, 09/25/42 (144A) (e)	425,000	446,650
8.356%, SOFR30A + 4.000%, 07/25/42 (144A) (e)	380,000	400,044
8.856%, SOFR30A + 4.500%, 06/25/42 (144A) (e)	600,000	634,647
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	1,848,835	96,020
2.000%, 06/15/52 (d)	852,320	112,456
2.500%, 03/15/52 (d)	634,027	97,562
2.500%, 08/25/52 (d)	749,641	117,060
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.156%, SOFR30A + 1.800%, 02/25/44 (144A) (e)	190,000	191,563
7.356%, SOFR30A + 3.000%, 01/25/42 (144A) (e)	435,000	443,835
7.456%, SOFR30A + 3.100%, 10/25/41 (144A) (e)	174,400	177,691
7.506%, SOFR30A + 3.150%, 12/25/41 (144A) (e)	405,000	414,744
8.856%, SOFR30A + 4.500%, 01/25/42 (144A) (e)	860,000	891,717
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	104,983	94,401
2.000%, 03/25/52 (d)	802,040	101,731
2.500%, 06/25/52 (d)	691,512	111,638
2.500%, 09/25/52 (d)	720,521	113,110
4.000%, 05/25/27 (d)	3,919	38
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (c)	6,404	5,712
Zero Coupon, 06/25/41 (c)	68,635	52,260
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
1.484%, -1x SOFR30A + 5.840%, 03/25/55 (d) (e)	878,880	$53,534
1.594%, -1x SOFR30A + 5.950%, 10/25/54 (d) (e)	1,323,278	70,631
1.653%, 05/25/46 (d) (e)	130,567	6,395
1.734%, 04/25/55 (d) (e)	143,528	6,523
1.750%, 12/25/42	169,028	153,515
1.831%, 06/25/55 (d) (e)	100,547	4,950
1.877%, 08/25/44 (d) (e)	105,954	7,091
2.000%, 03/25/50	308,858	267,356
2.500%, 06/25/28 (d)	14,306	329
2.500%, 02/25/51 (d)	678,537	115,258
3.000%, 09/25/27 (d)	8,522	159
3.000%, 01/25/28 (d)	42,456	598
3.000%, 08/25/49	218,974	200,260
3.500%, 05/25/27 (d)	18,858	307
3.500%, 10/25/27 (d)	18,025	447
3.500%, 05/25/30 (d)	39,125	1,936
3.500%, 08/25/30 (d)	9,393	331
3.500%, 02/25/31 (d)	2,459	14
3.500%, 03/25/34 (d)	380,495	12,908
3.500%, 09/25/35 (d)	46,548	4,117
3.500%, 11/25/39 (d)	297,837	25,563
3.500%, 01/25/42	416,000	394,141
3.500%, 04/25/46	182,774	153,442
3.500%, 10/25/46 (d)	60,097	10,931
3.500%, 12/25/58	458,067	416,848
4.000%, 03/25/42 (d)	27,464	2,791
4.000%, 11/25/42 (d)	13,657	1,221
4.000%, 02/25/50 (d)	978,754	207,397
4.000%, 06/25/50 (d)	509,749	103,122
4.000%, 11/25/50 (d)	513,777	104,171
5.000%, 12/25/43 (d)	222,616	43,330
5.000%, 06/25/48 (d)	234,160	33,902
5.000%, 12/25/51	401,167	401,641
5.500%, 04/25/35	134,069	138,383
5.500%, 04/25/37	36,384	37,606
5.500%, 11/25/40 (d)	198,248	22,944
5.500%, 09/25/44 (d)	157,215	27,254
5.500%, 06/25/48 (d)	174,145	32,135
5.500%, 02/25/52	359,021	363,479
5.500%, 03/25/52	418,018	423,209
5.500%, 04/25/52	394,820	399,046
5.524%, 05/25/42 (d) (e)	2,355	158
6.000%, 01/25/42 (d)	84,972	4,434
Government National Mortgage Association REMICS
2.500%, 12/16/39	66,870	63,723
2.500%, 07/20/41	154,883	141,217
2.500%, 10/20/49	557,889	500,178
3.000%, 09/20/28 (d)	10,852	109
3.000%, 05/20/35 (d)	306,445	14,084
3.000%, 02/16/43 (d)	45,926	6,078
3.000%, 02/20/52	308,704	286,174
3.500%, 02/16/27 (d)	1,843	9
3.500%, 03/20/27 (d)	9,253	48
3.500%, 10/20/29 (d)	144,282	6,940
3.500%, 07/20/40 (d)	7,687	69
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
3.500%, 04/20/42 (d)	48,342	$1,406
3.500%, 10/20/42 (d)	252,394	35,449
3.500%, 07/20/43 (d)	78,075	12,293
4.000%, 05/20/29 (d)	15,521	390
4.000%, 05/16/42 (d)	18,420	1,530
4.000%, 09/16/42 (d)	468,409	98,475
4.000%, 01/20/44 (d)	21,650	4,213
4.000%, 11/20/44 (d)	297,244	42,149
4.000%, 03/20/47 (d)	142,387	23,078
4.500%, 08/20/45 (d)	280,705	52,977
4.500%, 05/20/48 (d)	237,995	36,194
5.000%, 02/16/40 (d)	174,912	34,679
5.000%, 10/16/41 (d)	70,574	11,963
5.000%, 12/20/43 (d)	207,392	42,945
5.000%, 01/16/47 (d)	38,582	7,728
5.500%, 03/20/39 (d)	95,375	7,396
5.500%, 02/16/47 (d)	100,595	13,620
5.500%, 02/20/47 (d)	68,279	10,044
6.000%, 09/20/40 (d)	129,373	20,714
6.000%, 02/20/46 (d)	115,397	13,507
		20,330,196
Agency Mortgage-Backed Securities — 15.6%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/36	96,369	89,171
2.000%, 12/01/40	60,625	52,146
2.000%, 05/01/41	408,258	353,576
2.000%, 12/01/41	438,842	379,550
2.000%, 09/01/50	194,991	159,155
2.000%, 10/01/50	378,443	308,048
2.000%, 02/01/51	570,574	465,235
2.000%, 03/01/51	1,820,099	1,480,938
2.000%, 04/01/51	658,776	535,131
2.000%, 05/01/51	352,008	288,756
2.000%, 08/01/51	147,503	119,939
2.000%, 11/01/51	149,772	122,302
2.000%, 04/01/52	587,505	480,732
2.500%, 05/01/50	195,202	167,594
2.500%, 06/01/50	240,848	205,840
2.500%, 07/01/50	1,385,924	1,185,219
2.500%, 09/01/50	384,452	328,886
2.500%, 11/01/50	419,350	356,960
2.500%, 02/01/51	128,344	110,471
2.500%, 03/01/51	328,055	277,584
2.500%, 05/01/51	163,362	139,018
2.500%, 07/01/51	162,094	137,969
2.500%, 08/01/51	126,012	107,207
2.500%, 10/01/51	246,455	209,459
2.500%, 04/01/52	807,572	684,466
3.000%, 07/01/28	78,185	77,207
3.000%, 08/01/29	45,257	44,567
3.000%, 10/01/32	129,507	126,126
3.000%, 04/01/33	135,136	131,720
3.000%, 11/01/36	292,662	277,669
3.000%, 01/01/37	196,552	186,396
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 12/01/44	4,050	$3,704
3.000%, 08/01/46	356,614	322,742
3.000%, 10/01/46	363,914	329,273
3.000%, 11/01/46	800,042	724,072
3.000%, 12/01/46	237,869	215,606
3.000%, 01/01/47	224,414	203,052
3.000%, 05/01/52	247,976	220,535
3.500%, 08/01/34	146,865	143,183
3.500%, 08/01/42	40,566	38,536
3.500%, 11/01/42	55,599	52,645
3.500%, 06/01/46	40,109	37,703
3.500%, 10/01/47	213,763	198,874
3.500%, 12/01/47	88,901	82,787
3.500%, 03/01/48	199,688	186,656
3.500%, 12/01/48	129,689	120,426
4.000%, 05/01/42	177,527	173,235
4.000%, 08/01/42	50,988	49,649
4.000%, 09/01/42	63,787	62,112
4.000%, 07/01/44	2,855	2,817
4.000%, 02/01/46	47,298	45,568
4.000%, 04/01/47	29,284	28,390
4.000%, 09/01/48	27,167	26,136
4.000%, 04/01/49	549,354	526,559
4.000%, 05/01/49	106,898	102,950
4.000%, 07/01/49	410,992	396,371
4.500%, 09/01/43	28,366	28,130
4.500%, 11/01/43	235,430	235,118
5.000%, 05/01/39	1,874	1,911
5.000%, 07/01/40	245,277	247,914
5.000%, 06/01/41	141,313	144,893
5.000%, 11/01/52	269,588	269,369
5.000%, 12/01/52	306,029	304,961
5.000%, 04/01/53	217,726	217,737
5.500%, 07/01/33	27,645	28,199
5.500%, 12/01/37	828,860	847,885
5.500%, 04/01/39	13,167	13,673
5.500%, 06/01/41	49,842	51,821
5.500%, 02/01/53	473,716	480,454
5.500%, 09/01/54	1,139,151	1,149,572
5.500%, 10/01/54	93,150	93,984
5.500%, 09/01/55	2,126,503	2,144,826
6.000%, 11/01/52	260,917	267,935
6.000%, 12/01/52	285,071	294,105
6.000%, 03/01/53	144,826	150,085
6.000%, 06/01/54	1,043,231	1,070,671
6.000%, 08/01/54	1,026,352	1,051,885
6.775%, 1Y RFUCCT + 1.900%, 02/01/41 (e)	2,960	3,042
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.570%, 12/25/33 (d) (e)	1,465,683	42,129
0.723%, 10/25/26 (d) (e)	991,046	4,794
0.723%, 03/25/27 (d) (e)	3,806,042	26,085
0.866%, 06/25/27 (d) (e)	2,250,904	21,496
0.961%, 11/25/30 (d) (e)	944,521	34,749
1.111%, 10/25/30 (d) (e)	1,624,642	66,560
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.206%, 06/25/30 (d) (e)	3,009,845	$133,214
1.229%, 01/25/30 (d) (e)	2,390,125	95,575
1.532%, 05/25/30 (d) (e)	2,325,869	127,807
1.674%, 05/25/30 (d) (e)	1,461,879	88,705
Federal National Mortgage Association
1.500%, 09/01/51	1,765,899	1,356,823
2.000%, 05/01/36	148,168	136,171
2.000%, 08/01/36	307,437	282,539
2.000%, 09/01/40	232,489	203,682
2.000%, 12/01/40	885,927	768,502
2.000%, 04/01/41	267,727	233,071
2.000%, 05/01/41	83,978	73,104
2.000%, 10/01/41	323,928	280,566
2.000%, 02/01/42	205,697	177,798
2.000%, 08/01/50	193,404	157,336
2.000%, 12/01/50	528,274	430,009
2.000%, 01/01/51	288,686	238,491
2.000%, 02/01/51	1,756,125	1,428,563
2.000%, 03/01/51	2,925,901	2,376,310
2.000%, 04/01/51	3,148,465	2,549,109
2.000%, 05/01/51	1,096,353	889,614
2.000%, 07/01/51	479,189	390,697
2.250%, 04/01/33	200,057	175,347
2.500%, 06/01/40	524,405	476,866
2.500%, 04/01/50	211,034	179,771
2.500%, 06/01/50	236,754	201,731
2.500%, 07/01/50	39,859	33,879
2.500%, 09/01/50	382,858	325,531
2.500%, 10/01/50	638,442	548,489
2.500%, 01/01/51	276,737	237,273
2.500%, 05/01/51	4,550,695	3,882,659
2.500%, 06/01/51	545,236	463,090
2.500%, 07/01/51	315,878	268,807
2.500%, 08/01/51	164,729	141,627
2.500%, 09/01/51	198,148	168,663
2.500%, 10/01/51	1,473,425	1,252,268
2.500%, 11/01/51	2,904,351	2,487,232
2.500%, 12/01/51	359,612	307,695
2.500%, 01/01/52	358,839	306,914
2.500%, 03/01/52	534,073	452,846
2.500%, 04/01/52	370,607	316,640
2.500%, 01/01/57	481,653	408,527
3.000%, 07/01/28	132,914	131,156
3.000%, 02/01/31	28,712	28,110
3.000%, 08/01/33	91,506	89,137
3.000%, 03/01/37	229,584	217,823
3.000%, 02/01/43	270,093	248,476
3.000%, 03/01/43	335,922	308,935
3.000%, 04/01/43	323,664	297,673
3.000%, 05/01/43	847,357	779,252
3.000%, 06/01/43	482,714	443,510
3.000%, 02/01/50	165,211	148,219
3.000%, 08/01/50	567,366	502,250
3.000%, 10/01/50	232,688	205,231
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 12/01/50	327,770	$289,144
3.000%, 04/01/51	122,614	108,398
3.000%, 05/01/51	295,538	266,037
3.000%, 08/01/51	152,510	136,199
3.000%, 10/01/51	100,571	89,424
3.000%, 11/01/51	825,020	728,661
3.000%, 12/01/51	448,447	397,710
3.000%, 01/01/52	217,653	192,835
3.000%, 04/01/52	212,647	188,842
3.000%, 05/01/52	317,009	281,589
3.500%, 03/01/43	10,802	10,249
3.500%, 05/01/43	26,224	24,727
3.500%, 07/01/43	56,785	53,588
3.500%, 08/01/43	548,116	516,222
3.500%, 10/01/44	102,519	96,465
3.500%, 02/01/45	102,035	95,925
3.500%, 01/01/46	120,643	113,435
3.500%, 03/01/46	88,354	83,065
3.500%, 09/01/46	173,892	162,404
3.500%, 10/01/46	78,214	73,118
3.500%, 11/01/46	74,156	69,568
3.500%, 12/01/46	434,900	410,498
3.500%, 05/01/47	152,888	143,419
3.500%, 09/01/47	331,099	308,796
3.500%, 12/01/47	47,139	44,163
3.500%, 01/01/48	192,252	178,255
3.500%, 02/01/48	794,989	743,653
3.500%, 07/01/48	237,269	222,378
3.500%, 11/01/48	50,006	46,568
3.500%, 04/01/52	511,442	472,472
3.500%, 09/01/57	816,216	739,970
3.500%, 05/01/58	463,441	420,148
3.955%, 11/01/30 (f) (g)	357,000	355,313
3.970%, 10/01/30	360,000	356,513
4.000%, 04/01/26	396	394
4.000%, 02/01/29	3,815	3,805
4.000%, 10/01/40	223,701	218,031
4.000%, 11/01/40	83,993	81,890
4.000%, 12/01/40	61,527	59,981
4.000%, 02/01/41	28,887	28,155
4.000%, 03/01/41	74,020	72,083
4.000%, 06/01/41	236,871	233,309
4.000%, 08/01/42	42,566	41,386
4.000%, 09/01/42	76,981	74,870
4.000%, 03/01/45	9,274	8,933
4.000%, 07/01/45	63,955	61,707
4.000%, 03/01/46	62,979	60,862
4.000%, 05/01/46	19,027	18,293
4.000%, 06/01/46	77,585	74,594
4.000%, 04/01/47	81,352	78,289
4.000%, 10/01/47	326,651	314,049
4.000%, 06/01/48	612,122	587,008
4.000%, 09/01/48	101,464	97,486
4.000%, 01/01/49	364,715	350,969
4.000%, 04/01/49	709,087	675,792
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 08/01/49	26,731	$25,832
4.000%, 04/01/50	481,825	463,645
4.000%, 08/01/51	78,134	75,846
4.000%, 06/01/52	313,967	298,162
4.390%, 04/01/29	649,470	657,108
4.420%, 11/01/30	524,000	528,585
4.450%, 10/01/30	286,000	291,524
4.500%, 06/01/26	1,666	1,664
4.500%, 12/01/37	208,206	209,109
4.500%, 10/01/40	162,205	162,747
4.500%, 09/01/41	19,415	19,428
4.500%, 10/01/41	84,586	84,676
4.500%, 08/01/42	28,192	28,211
4.500%, 09/01/43	374,566	371,321
4.500%, 10/01/43	66,966	65,912
4.500%, 12/01/43	56,365	56,222
4.500%, 01/01/44	114,567	113,678
4.500%, 04/01/49	108,077	106,512
4.500%, 01/01/51	508,165	493,697
4.750%, 04/01/28	95,000	96,400
5.000%, 07/01/41	13,281	13,601
5.000%, 08/01/41	5,422	5,553
5.000%, 09/01/52	521,794	520,054
5.000%, 10/01/52	899,236	896,791
5.000%, 11/01/52	1,238,377	1,234,518
5.000%, 04/01/53	986,740	981,109
5.065%, 12/01/28	490,000	504,665
5.500%, 08/01/28	7,175	7,307
5.500%, 04/01/33	11,006	11,262
5.500%, 08/01/37	67,318	69,076
5.500%, 08/01/40	831,665	850,782
5.500%, 04/01/41	6,639	6,853
5.500%, 10/01/52	285,102	289,497
5.500%, 11/01/52	838,297	850,916
5.500%, 12/01/52	974,839	988,857
5.500%, 06/01/53	488,497	495,401
5.500%, 11/01/53	258,303	261,097
5.500%, 05/01/55	2,122,651	2,140,942
6.000%, 02/01/34	45,516	47,396
6.000%, 08/01/34	24,375	25,349
6.000%, 04/01/35	202,832	210,334
6.000%, 02/01/38	15,675	16,518
6.000%, 03/01/38	6,919	7,291
6.000%, 05/01/38	18,093	19,067
6.000%, 10/01/38	5,096	5,354
6.000%, 12/01/38	7,188	7,575
6.000%, 05/01/53	303,123	314,272
6.000%, 01/01/54	516,312	528,653
6.000%, 02/01/54	828,231	848,110
6.000%, 09/01/54	332,052	340,329
6.500%, 05/01/40	123,697	130,987
6.599%, 1Y RFUCCT + 1.774%, 06/01/41 (e)	15,866	16,349
6.625%, 1Y RFUCCT + 1.750%, 03/01/41 (e)	2,618	2,692
6.755%, 1Y RFUCCT + 1.755%, 12/01/40 (e)	13	13
6.899%, 1Y RFUCCT + 1.821%, 09/01/41 (e)	15,722	16,347
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association-ACES
0.393%, 01/25/30 (d) (e)	1,634,014	$14,572
1.250%, 06/25/34 (d) (e)	3,620,585	206,844
1.577%, 05/25/29 (d) (e)	1,773,415	62,133
Government National Mortgage Association
2.000%, 10/20/50	566,444	468,483
2.000%, 12/20/50	941,470	778,358
2.000%, 02/20/52	2,181,586	1,803,536
2.000%, 05/20/52	737,530	609,716
2.000%, 07/20/54	421,937	349,295
2.500%, 11/20/49	425,693	369,126
2.500%, 03/20/51	339,175	292,250
2.500%, 09/20/51	453,049	390,222
2.500%, 10/20/51	1,518,377	1,308,279
3.000%, 12/15/44	15,519	13,966
3.000%, 04/15/45	148,092	133,279
3.000%, 07/15/45	6,292	5,663
3.000%, 04/20/51	1,569,554	1,403,745
3.000%, 09/20/51	159,735	142,734
3.000%, 12/20/51	1,447,447	1,294,514
3.000%, 07/20/52	355,431	317,786
3.500%, 03/20/44	226,006	212,645
3.500%, 06/20/46	260,195	242,131
3.500%, 07/20/46	61,780	57,103
3.500%, 10/20/46	66,697	62,011
3.500%, 02/20/47	300,181	278,902
3.500%, 08/20/47	54,017	50,143
3.500%, 11/20/47	60,858	56,493
3.500%, 03/20/48	77,369	71,820
3.500%, 02/20/49	234,111	216,674
3.500%, 07/20/49	222,262	204,626
3.500%, 01/20/51	62,539	57,516
3.500%, 04/20/52	179,623	164,734
3.500%, 06/20/52	521,965	478,056
3.500%, 12/20/52	1,426,509	1,303,299
3.500%, 01/20/53	637,364	585,502
3.875%, 08/15/42	167,724	160,861
4.000%, 09/15/42	223,344	215,610
4.000%, 08/20/45	223,101	213,727
4.000%, 11/20/47	74,030	69,894
4.000%, 03/20/48	176,188	166,731
4.000%, 07/20/48	599,300	572,868
4.000%, 08/20/52	611,977	581,211
4.500%, 04/15/41	150,838	150,205
4.500%, 02/15/42	306,431	303,829
4.500%, 01/20/46	28,570	28,316
4.500%, 05/20/52	47,782	46,707
4.500%, 08/20/52	212,489	207,643
4.500%, 09/20/52	195,111	190,631
4.500%, 10/20/52	874,992	854,765
4.500%, 11/20/54	1,202,601	1,166,976
4.500%, 12/20/54	1,177,557	1,142,674
5.000%, 12/15/38	11,593	11,878
5.000%, 04/15/39	230,250	236,139
5.000%, 07/15/39	15,299	15,689
5.000%, 10/20/39	4,970	5,117
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 05/20/40	190,454	$195,271
5.000%, 06/20/40	151,478	155,772
5.000%, 07/20/40	59,657	61,201
5.000%, 11/20/49	215,110	217,509
5.500%, 12/15/40	119,837	125,129
6.000%, 07/20/55	249,149	253,572
6.000%, 09/20/55	1,067,394	1,088,020
Government National Mortgage Association REMICS
0.645%, 02/16/53 (d) (e)	611,851	9,162
Government National Mortgage Association, TBA
2.500%, TBA (h)	9,636,000	8,294,448
5.000%, TBA (h)	1,200,000	1,193,543
5.500%, TBA (h)	3,145,000	3,168,406
6.000%, TBA (h)	3,043,000	3,094,772
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (h)	1,355,000	1,141,370
3.500%, TBA (h)	325,000	296,894
5.500%, TBA (h)	49,134,000	49,586,701
6.000%, TBA (h)	17,282,000	17,653,391
7.000%, TBA (h)	850,000	888,992
		187,778,527
Total Agency Sponsored Mortgage-Backed Securities (Cost $215,299,763)		208,108,723

U.S. Treasury & Government Agencies—10.4%
U.S. Treasury — 10.4%
U.S. Treasury Bonds
1.250%, 05/15/50	9,605,000	4,711,327
1.625%, 11/15/50	3,460,000	1,856,506
2.250%, 08/15/46	910,000	607,141
2.375%, 11/15/49	1,385,000	906,201
2.500%, 02/15/45	2,555,000	1,830,119
2.875%, 08/15/45 (i) (j)	19,040,000	14,468,169
2.875%, 11/15/46 (b)	1,200,000	898,500
3.000%, 02/15/47	6,040,000	4,612,106
3.000%, 08/15/52	2,540,000	1,857,772
3.125%, 05/15/48	6,365,000	4,908,012
3.375%, 08/15/42	2,385,000	2,032,095
3.375%, 11/15/48	3,805,000	3,056,634
3.625%, 08/15/43	3,785,000	3,302,412
3.625%, 05/15/53	1,650,000	1,362,797
4.125%, 08/15/53	1,595,000	1,441,668
4.500%, 11/15/54	6,295,000	6,061,151
4.625%, 02/15/55	2,365,000	2,324,721
4.875%, 08/15/45	2,050,000	2,095,805
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (k)	2,977,834	1,759,669
0.625%, 02/15/43 (k)	653,339	495,849
0.750%, 02/15/42 (k)	4,753,387	3,766,890
0.750%, 02/15/45 (k)	1,899,929	1,415,681
1.000%, 02/15/46 (k)	872,525	672,347
1.375%, 02/15/44 (k)	3,673,032	3,139,114
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
1.750%, 01/15/34 (k)	6,100,358	$6,128,762
U.S. Treasury Notes
0.625%, 11/30/27	1,410,000	1,323,252
2.375%, 03/31/29	1,510,000	1,446,887
3.750%, 06/30/30	11,045,000	11,049,746
3.875%, 08/31/32	5,320,000	5,304,206
4.000%, 02/15/34	9,150,000	9,126,053
4.125%, 11/30/31	3,960,000	4,016,306
4.250%, 11/15/34	9,190,000	9,293,746
4.500%, 11/15/33	3,825,000	3,954,691
4.625%, 05/31/31	4,045,000	4,210,592
Total U.S. Treasury & Government Agencies (Cost $145,523,482)		125,436,927

Corporate Bonds & Notes—10.4%
Advertising — 0.0%
Lamar Media Corp.
3.625%, 01/15/31 (b)	475,000	441,954
Aerospace/Defense — 0.2%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	283,202
Boeing Co.
2.950%, 02/01/30	125,000	117,686
3.200%, 03/01/29	80,000	77,193
3.750%, 02/01/50	30,000	22,165
5.150%, 05/01/30	345,000	354,024
5.705%, 05/01/40	655,000	668,350
6.388%, 05/01/31	80,000	87,129
6.528%, 05/01/34	160,000	176,875
L3Harris Technologies, Inc.
5.050%, 06/01/29	270,000	277,588
		2,064,212
Agriculture — 0.2%
BAT Capital Corp.
5.625%, 08/15/35	320,000	332,481
5.834%, 02/20/31	115,000	121,631
Philip Morris International, Inc.
4.375%, 11/01/27	185,000	186,370
4.750%, 11/01/31	185,000	188,171
5.125%, 02/15/30	385,000	397,873
5.125%, 02/13/31	410,000	424,307
5.375%, 02/15/33 (b)	115,000	120,096
5.625%, 11/17/29	90,000	94,700
5.625%, 09/07/33	130,000	137,876
		2,003,505
Apparel — 0.0%
Gildan Activewear, Inc.
5.400%, 10/07/35 (144A)	285,000	285,039
Tapestry, Inc.
5.100%, 03/11/30 (b)	175,000	178,981
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Apparel—(Continued)
Tapestry, Inc.
5.500%, 03/11/35	105,000	$107,256
		571,276
Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC
5.000%, 10/12/32 (144A)	670,000	673,232
Ford Motor Co.
3.250%, 02/12/32	825,000	721,854
		1,395,086
Banks — 1.5%
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (e)	200,000	241,351
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (e)	305,000	368,676
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (e)	295,000	263,497
1.922%, SOFR + 1.370%, 10/24/31 (e)	190,000	168,752
2.482%, 5Y H15 + 1.200%, 09/21/36 (e)	285,000	247,430
2.592%, SOFR + 2.150%, 04/29/31 (e)	290,000	268,739
2.972%, SOFR + 1.330%, 02/04/33 (e)	570,000	519,063
4.376%, SOFR + 1.580%, 04/27/28 (e)	475,000	476,712
5.518%, SOFR + 1.738%, 10/25/35 (e)	330,000	338,019
Bank of New York Mellon Corp.
5.060%, SOFR + 1.230%, 07/22/32 (e)	155,000	160,150
5.188%, SOFR + 1.418%, 03/14/35 (e)	55,000	56,694
6.317%, SOFR + 1.598%, 10/25/29 (e)	85,000	90,455
BNP Paribas SA
5.906%, SOFR + 1.920%, 11/19/35 (144A) (b) (e)	330,000	341,948
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (e)	565,000	579,659
5.876%, SOFR + 1.680%, 01/14/31 (144A) (e)	315,000	328,979
6.508%, SOFR + 2.791%, 01/18/35 (144A) (e)	380,000	403,771
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (e)	880,000	880,476
4.952%, SOFR + 1.463%, 05/07/31 (e)	435,000	443,266
Citizens Financial Group, Inc.
5.253%, SOFR + 1.259%, 03/05/31 (e)	260,000	266,467
6.645%, SOFR + 2.325%, 04/25/35 (e)	85,000	93,526
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (e)	505,000	501,896
5.222%, SOFR + 1.460%, 05/27/31 (144A) (e)	590,000	605,240
6.251%, SOFR + 2.670%, 01/10/35 (144A) (e)	455,000	480,112
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (e)	260,000	235,877
4.692%, SOFR + 1.135%, 10/23/30 (e)	365,000	369,652
5.049%, SOFR + 1.210%, 07/23/30 (e)	460,000	471,529
5.218%, SOFR + 1.580%, 04/23/31 (e)	145,000	149,945
HSBC Holdings PLC
2.848%, SOFR + 2.387%, 06/04/31 (e)	200,000	185,960
5.130%, SOFR + 1.290%, 03/03/31 (e)	340,000	348,208
5.240%, SOFR + 1.570%, 05/13/31 (e)	600,000	617,430
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (e)	180,000	161,446
2.580%, 3M TSFR + 1.250%, 04/22/32 (e)	110,000	99,970
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
3.509%, 3M TSFR + 1.207%, 01/23/29 (e)	305,000	$300,982
4.005%, 3M TSFR + 1.382%, 04/23/29 (e)	90,000	89,775
4.505%, SOFR + 0.860%, 10/22/28 (e)	385,000	388,290
4.946%, SOFR + 1.340%, 10/22/35 (e)	65,000	65,552
4.995%, SOFR + 1.125%, 07/22/30 (e)	395,000	405,169
5.103%, SOFR + 1.435%, 04/22/31 (b) (e)	425,000	439,076
5.140%, SOFR + 1.010%, 01/24/31 (e)	125,000	129,091
5.299%, SOFR + 1.450%, 07/24/29 (b) (e)	375,000	386,374
5.336%, SOFR + 1.620%, 01/23/35 (e)	345,000	358,585
5.576%, SOFR + 1.635%, 07/23/36 (e)	415,000	430,223
5.581%, SOFR + 1.160%, 04/22/30 (e)	245,000	255,899
6.087%, SOFR + 1.570%, 10/23/29 (e)	95,000	100,251
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (e)	400,000	460,519
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	465,000	405,563
1.928%, SOFR + 1.020%, 04/28/32 (e)	280,000	244,364
4.431%, 3M TSFR + 1.890%, 01/23/30 (e)	50,000	50,239
4.654%, SOFR + 1.100%, 10/18/30 (b) (e)	125,000	126,366
5.164%, SOFR + 1.590%, 04/20/29 (e)	60,000	61,418
5.230%, SOFR + 1.108%, 01/15/31 (e)	90,000	92,894
5.449%, SOFR + 1.630%, 07/20/29 (e)	115,000	118,831
5.656%, SOFR + 1.260%, 04/18/30 (b) (e)	235,000	245,390
6.407%, SOFR + 1.830%, 11/01/29 (e)	75,000	79,715
Royal Bank of Canada
5.153%, SOFR + 1.030%, 02/04/31 (e)	315,000	324,525
Standard Chartered PLC
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (e)	215,000	230,218
UBS Group AG
6.442%, SOFR + 3.700%, 08/11/28 (144A) (e)	380,000	394,834
Wells Fargo & Co.
3.000%, 10/23/26	120,000	118,780
3.350%, SOFR + 1.500%, 03/02/33 (e)	325,000	302,534
4.897%, SOFR + 2.100%, 07/25/33 (e)	530,000	538,442
5.150%, SOFR + 1.500%, 04/23/31 (e)	200,000	206,260
5.244%, SOFR + 1.110%, 01/24/31 (e)	85,000	87,942
5.574%, SOFR + 1.740%, 07/25/29 (e)	170,000	176,180
6.491%, SOFR + 2.060%, 10/23/34 (e)	130,000	144,442
		18,523,618
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	167,000	168,715
Bacardi-Martini BV
6.000%, 02/01/35 (144A)	170,000	176,779
Constellation Brands, Inc.
3.150%, 08/01/29	195,000	187,532
4.800%, 05/01/30	175,000	177,483
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31	65,000	57,315
4.500%, 04/15/52	340,000	274,669
5.150%, 05/15/35	195,000	193,145
5.200%, 03/15/31	110,000	112,431
		1,348,069
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Biotechnology — 0.1%
Royalty Pharma PLC
5.200%, 09/25/35	900,000	$899,236
Building Materials — 0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A)	785,000	777,019
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	60,000	54,334
4.375%, 07/15/30 (144A)	720,000	690,321
		1,521,674
Chemicals — 0.1%
Sherwin-Williams Co.
5.150%, 08/15/35	655,000	666,465
Commercial Services — 0.2%
Ashtead Capital, Inc.
2.450%, 08/12/31 (144A)	400,000	354,782
Block, Inc.
3.500%, 06/01/31 (b)	275,000	255,921
5.625%, 08/15/30 (144A)	150,000	151,977
Howard University
2.291%, 10/01/26	100,000	97,665
2.701%, 10/01/29	260,000	240,727
2.801%, 10/01/30	100,000	90,992
2.901%, 10/01/31	100,000	89,115
3.476%, 10/01/41	115,000	87,206
Service Corp. International
3.375%, 08/15/30	570,000	528,143
5.125%, 06/01/29 (b)	438,000	437,970
		2,334,498
Computers — 0.2%
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	382,848
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	105,000	104,184
5.600%, 10/15/54	430,000	411,236
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	768,000	787,430
International Business Machines Corp.
4.800%, 02/10/30	375,000	383,749
		2,069,447
Diversified Financial Services — 0.3%
American Express Co.
5.016%, SOFR + 1.440%, 04/25/31 (e)	435,000	447,297
5.085%, SOFR + 1.020%, 01/30/31 (e)	350,000	360,845
Ameriprise Financial, Inc.
5.200%, 04/15/35	245,000	249,572
Capital One Financial Corp.
4.493%, SOFR + 1.250%, 09/11/31 (e)	310,000	307,493
6.051%, SOFR + 2.260%, 02/01/35 (e)	25,000	26,538
6.183%, SOFR + 2.036%, 01/30/36 (b) (e)	235,000	243,778
7.624%, SOFR + 3.070%, 10/30/31 (e)	410,000	463,707
7.964%, SOFR + 3.370%, 11/02/34 (e)	255,000	301,494
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, 03/01/31 (144A) (b)	565,000	$527,622
Synchrony Financial
5.450%, SOFR + 1.680%, 03/06/31 (e)	325,000	331,164
6.000%, SOFR + 2.070%, 07/29/36 (e)	295,000	301,738
		3,561,248
Electric — 1.7%
AES Andes SA
6.250%, 03/14/32 (144A)	205,000	214,619
Alabama Power Co.
3.450%, 10/01/49	245,000	179,522
4.150%, 08/15/44	225,000	190,957
5.100%, 04/02/35	50,000	51,096
Arizona Public Service Co.
5.700%, 08/15/34	235,000	246,221
Baltimore Gas & Electric Co.
5.450%, 06/01/35 (b)	240,000	249,295
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	256,957
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	169,299
5.500%, 03/15/55	235,000	232,355
5.700%, 05/15/54	35,000	35,872
Dominion Energy, Inc.
5.000%, 06/15/30	305,000	312,688
6.000%, 5Y H15 + 2.262%, 02/15/56 (b) (e)	1,070,000	1,077,655
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	181,072
Duke Energy Corp.
2.550%, 06/15/31	485,000	438,463
3.300%, 06/15/41	90,000	69,274
4.500%, 08/15/32 (b)	40,000	39,748
4.950%, 09/15/35	540,000	536,456
5.000%, 08/15/52	255,000	229,565
5.450%, 06/15/34 (b)	50,000	52,007
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	219,307
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	92,102
Duke Energy Ohio, Inc.
5.550%, 03/15/54	135,000	134,856
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	278,484
5.050%, 03/15/35	85,000	86,370
5.550%, 03/15/55	140,000	140,560
Edison International
5.250%, 03/15/32	139,000	137,682
6.250%, 03/15/30 (b)	325,000	337,946
Eversource Energy
5.125%, 05/15/33 (b)	400,000	405,571
5.500%, 01/01/34	298,000	307,719
Georgia Power Co.
4.300%, 03/15/42 (b)	70,000	61,789
4.550%, 03/15/30	195,000	198,017
4.850%, 03/15/31	635,000	652,009
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Georgia Power Co.
5.200%, 03/15/35	265,000	$271,555
Interstate Power & Light Co.
5.600%, 06/29/35	345,000	358,433
Jersey Central Power & Light Co.
5.100%, 01/15/35	75,000	76,011
Monongahela Power Co.
5.850%, 02/15/34 (144A)	35,000	36,992
NSTAR Electric Co.
5.400%, 06/01/34	180,000	187,376
Ohio Edison Co.
5.500%, 01/15/33 (144A)	95,000	98,712
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A)	230,000	237,889
Pacific Gas & Electric Co.
2.500%, 02/01/31	685,000	610,268
3.300%, 08/01/40	85,000	64,401
3.500%, 08/01/50	90,000	61,399
4.550%, 07/01/30 (b)	225,000	223,437
4.750%, 02/15/44	85,000	72,719
4.950%, 07/01/50	53,000	45,489
5.050%, 10/15/32	195,000	194,630
5.800%, 05/15/34 (b)	350,000	362,657
5.900%, 06/15/32 (b)	180,000	188,184
5.900%, 10/01/54	337,000	328,273
6.100%, 01/15/29	305,000	319,063
6.150%, 01/15/33	236,000	249,781
6.150%, 03/01/55	50,000	50,284
6.700%, 04/01/53	50,000	53,466
6.750%, 01/15/53	480,000	517,175
6.950%, 03/15/34	309,000	342,740
Pinnacle West Capital Corp.
4.900%, 05/15/28	293,000	297,660
5.150%, 05/15/30	257,000	264,296
Public Service Co. of Oklahoma
5.200%, 01/15/35	295,000	298,642
Public Service Enterprise Group, Inc.
4.900%, 03/15/30	425,000	434,417
5.450%, 04/01/34 (b)	35,000	36,227
6.125%, 10/15/33	110,000	118,748
Puget Energy, Inc.
4.100%, 06/15/30	78,000	76,175
4.224%, 03/15/32	42,000	40,223
5.725%, 03/15/35	1,025,000	1,057,720
San Diego Gas & Electric Co.
5.400%, 04/15/35	330,000	340,796
Southern California Edison Co.
2.250%, 06/01/30	110,000	98,621
3.650%, 02/01/50	50,000	34,944
3.900%, 03/15/43	40,000	31,298
4.000%, 04/01/47	222,000	167,948
4.125%, 03/01/48	309,000	236,094
5.200%, 06/01/34	34,000	33,797
5.450%, 03/01/35	195,000	197,353
5.450%, 06/01/52	30,000	27,235
5.700%, 03/01/53	120,000	112,683
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
5.875%, 12/01/53	240,000	$231,787
5.900%, 03/01/55	146,000	141,686
5.950%, 11/01/32	370,000	389,937
6.200%, 09/15/55	65,000	65,528
Southern Power Co.
4.900%, 10/01/35	265,000	261,343
Southwestern Electric Power Co.
5.300%, 04/01/33	25,000	25,553
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A)	280,000	287,084
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	52,977
4.200%, 05/15/45	20,000	16,717
4.900%, 09/15/35	245,000	243,718
5.000%, 04/01/33	285,000	290,043
5.000%, 01/15/34	285,000	288,204
5.050%, 08/15/34	100,000	101,363
5.150%, 03/15/35	255,000	259,661
5.350%, 01/15/54	65,000	62,463
5.650%, 03/15/55	80,000	80,466
Wisconsin Power & Light Co.
5.375%, 03/30/34	210,000	218,064
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	183,545
4.750%, 03/21/28	245,000	248,022
5.600%, 04/15/35	180,000	186,595
		20,306,100
Engineering & Construction — 0.1%
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	390,540
International Airport Finance SA
12.000%, 03/15/33 (144A)	608,007	647,862
		1,038,402
Entertainment — 0.1%
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	160,000	148,183
3.750%, 12/01/29 (144A)	285,000	271,816
3.875%, 07/15/30 (144A)	855,000	810,842
		1,230,841
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	351,000	350,706
6.375%, 02/01/31 (144A)	203,000	207,879
		558,585
Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.750%, 04/01/33	130,000	135,763
6.750%, 03/15/34	270,000	298,486
7.250%, 11/15/53	120,000	137,606
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	430,000	$439,120
6.375%, 04/15/66 (144A) (b)	625,000	642,525
JBS USA Lux SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	120,000	126,060
Kraft Heinz Foods Co.
5.200%, 03/15/32 (b)	290,000	297,155
Mars, Inc.
4.600%, 03/01/28 (144A)	155,000	156,896
5.000%, 03/01/32 (144A) (b)	860,000	879,838
5.200%, 03/01/35 (144A) (b)	305,000	311,752
5.650%, 05/01/45 (144A)	925,000	938,344
5.800%, 05/01/65 (144A)	120,000	122,360
Pilgrim's Pride Corp.
4.250%, 04/15/31 (b)	245,000	236,803
Sysco Corp.
5.100%, 09/23/30	525,000	541,275
		5,263,983
Gas — 0.1%
Boston Gas Co.
3.757%, 03/16/32 (144A)	171,000	161,068
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	19,431
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A) (b)	50,000	52,948
NiSource, Inc.
5.350%, 07/15/35	425,000	433,936
5.400%, 06/30/33	150,000	155,503
Southern California Gas Co.
5.600%, 04/01/54	105,000	105,365
6.000%, 06/15/55	435,000	455,473
Southern Co. Gas Capital Corp.
5.100%, 09/15/35	335,000	335,876
		1,719,600
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	254,399
Avantor Funding, Inc.
3.875%, 11/01/29 (144A)	295,000	280,535
4.625%, 07/15/28 (144A)	780,000	767,253
GE HealthCare Technologies, Inc.
5.500%, 06/15/35	325,000	336,890
Hologic, Inc.
3.250%, 02/15/29 (144A)	200,000	193,118
4.625%, 02/01/28 (144A)	278,000	275,929
Solventum Corp.
5.400%, 03/01/29	154,000	158,926
Thermo Fisher Scientific, Inc.
4.473%, 10/07/32	385,000	385,059
		2,652,109
Security Description	Principal Amount*	Value

Healthcare-Services — 0.3%
Centene Corp.
2.500%, 03/01/31	370,000	$318,723
2.625%, 08/01/31	300,000	257,708
Cigna Group
4.875%, 09/15/32	815,000	823,218
Humana, Inc.
5.375%, 04/15/31	235,000	241,723
5.550%, 05/01/35	360,000	366,753
Icon Investments Six DAC
5.809%, 05/08/27	200,000	204,053
UnitedHealth Group, Inc.
2.750%, 05/15/40	345,000	257,069
3.500%, 08/15/39	60,000	50,046
4.950%, 05/15/62	60,000	52,758
5.300%, 02/15/30	35,000	36,435
5.300%, 06/15/35	120,000	124,047
5.375%, 04/15/54	270,000	259,300
5.750%, 07/15/64	85,000	84,627
6.050%, 02/15/63	65,000	67,895
		3,144,355
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	368,000	366,822
5.750%, 01/15/28 (144A)	555,000	562,743
		929,565
Insurance — 0.3%
Arthur J Gallagher & Co.
5.150%, 02/15/35	765,000	774,045
Athene Global Funding
2.646%, 10/04/31 (144A)	510,000	454,218
2.717%, 01/07/29 (144A)	45,000	42,568
4.721%, 10/08/29 (144A)	315,000	317,535
Corebridge Global Funding
4.900%, 08/21/32 (144A)	120,000	120,534
Equitable America Global Funding
4.700%, 09/15/32 (144A)	380,000	377,994
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	160,000	151,057
5.000%, 03/27/30 (144A)	175,000	179,310
Equitable Holdings, Inc.
4.350%, 04/20/28	24,000	24,082
GA Global Funding Trust
4.500%, 09/18/30 (144A)	655,000	649,731
Lincoln Financial Global Funding
4.625%, 05/28/28 (144A)	280,000	282,876
Marsh & McLennan Cos., Inc.
5.400%, 03/15/55	180,000	176,476
		3,550,426
Internet — 0.1%
Alphabet, Inc.
5.300%, 05/15/65	840,000	835,827
Gen Digital, Inc.
6.750%, 09/30/27 (144A)	339,000	344,196
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Meta Platforms, Inc.
5.400%, 08/15/54 (b)	205,000	$202,536
5.550%, 08/15/64	440,000	436,767
		1,819,326
Investment Companies — 0.2%
ARES Strategic Income Fund
5.150%, 01/15/31 (144A)	430,000	424,879
5.800%, 09/09/30 (144A)	625,000	635,133
HPS Corporate Lending Fund
5.850%, 06/05/30 (144A)	475,000	483,449
Sixth Street Lending Partners
6.125%, 07/15/30 (144A)	570,000	589,309
		2,132,770
Lodging — 0.0%
Las Vegas Sands Corp.
5.625%, 06/15/28	200,000	204,470
6.000%, 06/14/30	305,000	317,610
		522,080
Machinery-Diversified — 0.1%
Regal Rexnord Corp.
6.050%, 04/15/28	310,000	320,674
Westinghouse Air Brake Technologies Corp.
4.900%, 05/29/30	290,000	296,369
		617,043
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	75,000	69,753
2.300%, 02/01/32 (b)	95,000	81,282
2.800%, 04/01/31 (b)	385,000	347,367
3.700%, 04/01/51	100,000	65,971
5.250%, 04/01/53	225,000	188,010
5.850%, 12/01/35 (b)	185,000	186,767
6.384%, 10/23/35	490,000	513,338
6.484%, 10/23/45 (b)	395,000	390,224
Comcast Corp.
2.887%, 11/01/51	240,000	147,833
2.987%, 11/01/63	157,000	89,650
3.750%, 04/01/40 (b)	135,000	113,523
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	190,000	169,321
5.450%, 09/01/34 (144A) (b)	130,000	129,529
5.950%, 09/01/54 (144A)	285,000	264,837
Paramount Global
5.250%, 04/01/44 (b)	250,000	205,439
5.850%, 09/01/43	90,000	82,201
Time Warner Cable LLC
4.500%, 09/15/42	200,000	160,695
		3,205,740
Security Description	Principal Amount*	Value

Mining — 0.2%
Anglo American Capital PLC
4.500%, 03/15/28 (144A) (b)	385,000	$387,160
Glencore Funding LLC
5.371%, 04/04/29 (144A) (b)	260,000	267,903
5.634%, 04/04/34 (144A)	110,000	114,483
6.375%, 10/06/30 (144A)	355,000	383,176
6.500%, 10/06/33 (144A)	160,000	176,319
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	274,442
Rio Tinto Finance USA PLC
5.000%, 03/14/32	70,000	71,958
5.875%, 03/14/65	220,000	229,186
		1,904,627
Miscellaneous Manufacturing — 0.0%
Siemens Funding BV
4.600%, 05/28/30 (144A)	455,000	463,187
Oil & Gas — 0.7%
Aker BP ASA
4.000%, 01/15/31 (144A)	390,000	375,854
5.800%, 10/01/54 (144A)	485,000	449,649
6.000%, 06/13/33 (144A)	150,000	157,393
APA Corp.
6.100%, 02/15/35 (b)	200,000	204,400
6.750%, 02/15/55	355,000	357,856
ConocoPhillips Co.
3.800%, 03/15/52	274,000	205,870
4.025%, 03/15/62 (b)	30,000	22,396
5.300%, 05/15/53	90,000	85,794
5.550%, 03/15/54 (b)	65,000	64,028
5.650%, 01/15/65	150,000	147,135
5.700%, 09/15/63	265,000	262,757
Coterra Energy, Inc.
5.400%, 02/15/35	253,000	255,019
5.600%, 03/15/34 (b)	312,000	320,727
Diamondback Energy, Inc.
5.550%, 04/01/35	65,000	66,729
5.750%, 04/18/54	70,000	67,381
5.900%, 04/18/64	85,000	81,828
6.250%, 03/15/53	80,000	81,930
Ecopetrol SA
7.750%, 02/01/32	465,000	481,188
8.375%, 01/19/36	320,000	330,491
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	520,000	497,606
8.500%, 09/30/33 (144A)	295,000	311,406
Eni SpA
5.500%, 05/15/34 (144A)	455,000	468,068
EOG Resources, Inc.
5.000%, 07/15/32	175,000	179,059
5.350%, 01/15/36	265,000	272,090
5.650%, 12/01/54	85,000	85,094
EQT Corp.
4.500%, 01/15/29 (b)	275,000	275,040
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hess Corp.
7.125%, 03/15/33	465,000	$539,623
Leviathan Bond Ltd.
6.500%, 06/30/27 (144A)	480,000	481,080
TotalEnergies Capital SA
5.425%, 09/10/64	105,000	101,100
5.638%, 04/05/64	350,000	348,706
Var Energi ASA
5.875%, 05/22/30 (144A)	400,000	415,918
6.500%, 05/22/35 (144A) (b)	260,000	276,460
Viper Energy Partners LLC
5.700%, 08/01/35	580,000	589,698
		8,859,373
Packaging & Containers — 0.1%
Ball Corp.
6.000%, 06/15/29	1,340,000	1,371,684
Pharmaceuticals — 0.2%
Cardinal Health, Inc.
4.500%, 09/15/30	640,000	641,951
5.000%, 11/15/29 (b)	565,000	579,346
Cencora, Inc.
4.850%, 12/15/29	345,000	352,018
CVS Health Corp.
1.750%, 08/21/30	110,000	96,554
1.875%, 02/28/31	110,000	95,603
2.125%, 09/15/31	140,000	121,522
5.450%, 09/15/35	245,000	249,312
6.750%, 5Y H15 + 2.516%, 12/10/54 (e)	230,000	237,414
Viatris, Inc.
3.850%, 06/22/40	315,000	240,214
		2,613,934
Pipelines — 0.7%
Cheniere Energy Partners LP
5.550%, 10/30/35 (144A)	470,000	480,158
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	127,000	128,960
5.681%, 01/15/34 (144A)	215,000	221,490
Columbia Pipelines Operating Co. LLC
6.036%, 11/15/33 (144A)	35,000	37,346
DT Midstream, Inc.
5.800%, 12/15/34 (144A)	270,000	278,367
Enbridge, Inc.
5.550%, 06/20/35	110,000	113,439
7.200%, 5Y H15 + 2.970%, 06/27/54 (e)	189,000	200,421
Energy Transfer LP
5.700%, 04/01/35	490,000	505,964
6.400%, 12/01/30	120,000	130,058
Enterprise Products Operating LLC
3.300%, 02/15/53	85,000	57,863
4.600%, 01/15/31	270,000	272,801
5.200%, 01/15/36	60,000	60,983
5.550%, 02/16/55 (b)	180,000	177,910
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	316,229	$268,531
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	560,000	542,773
6.500%, 06/01/29 (144A)	290,000	299,087
MPLX LP
4.800%, 02/15/31	300,000	301,811
5.000%, 01/15/33	465,000	463,867
5.400%, 09/15/35	175,000	175,380
5.500%, 06/01/34	495,000	504,450
ONEOK, Inc.
4.750%, 10/15/31	75,000	75,024
5.050%, 11/01/34	480,000	473,366
5.400%, 10/15/35 (b)	360,000	361,354
6.050%, 09/01/33	160,000	169,662
6.100%, 11/15/32	105,000	112,514
6.625%, 09/01/53	30,000	31,914
7.150%, 01/15/51	15,000	16,806
Targa Resources Corp.
4.900%, 09/15/30	115,000	116,809
5.550%, 08/15/35	385,000	392,669
5.650%, 02/15/36	215,000	220,141
6.125%, 03/15/33	10,000	10,635
6.500%, 03/30/34	45,000	48,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	310,000	293,987
Whistler Pipeline LLC
5.400%, 09/30/29 (144A)	15,000	15,427
5.700%, 09/30/31 (144A)	205,000	213,115
5.950%, 09/30/34 (144A)	115,000	118,530
		7,892,611
Real Estate Investment Trusts — 0.2%
American Tower Corp.
2.700%, 04/15/31	370,000	337,566
Cousins Properties LP
5.375%, 02/15/32	320,000	328,087
Crown Castle, Inc.
2.100%, 04/01/31	65,000	56,909
2.250%, 01/15/31	530,000	471,692
3.100%, 11/15/29	340,000	323,428
Iron Mountain, Inc.
6.250%, 01/15/33 (144A)	460,000	469,207
		1,986,889
Retail — 0.1%
AutoZone, Inc.
4.750%, 08/01/32	40,000	40,336
4.750%, 02/01/33	60,000	60,092
5.400%, 07/15/34 (b)	65,000	67,413
6.550%, 11/01/33	85,000	94,888
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	743,184
5.625%, 01/01/30 (144A) (b)	370,000	369,463
		1,375,376
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors — 0.5%
Applied Materials, Inc.
4.600%, 01/15/36	375,000	$371,118
Broadcom, Inc.
4.150%, 02/15/28 (b)	270,000	270,704
4.200%, 10/15/30	330,000	329,437
5.050%, 07/12/29	140,000	144,212
5.200%, 07/15/35 (b)	520,000	535,913
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	200,000	207,534
5.900%, 01/25/33 (144A)	225,000	237,259
6.150%, 01/25/32 (144A)	700,000	748,184
Intel Corp.
3.100%, 02/15/60	95,000	56,296
3.250%, 11/15/49	377,000	250,512
3.734%, 12/08/47	565,000	417,317
4.100%, 05/11/47	165,000	128,839
4.150%, 08/05/32	125,000	120,578
4.750%, 03/25/50 (b)	35,000	29,649
5.200%, 02/10/33	215,000	219,808
Marvell Technology, Inc.
2.450%, 04/15/28	170,000	162,840
2.950%, 04/15/31	265,000	244,740
Micron Technology, Inc.
5.650%, 11/01/32	345,000	362,054
Qorvo, Inc.
3.375%, 04/01/31 (144A)	425,000	390,482
QUALCOMM, Inc.
4.750%, 05/20/32	325,000	331,022
		5,558,498
Software — 0.4%
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	240,000	233,410
MSCI, Inc.
3.625%, 11/01/31 (144A) (b)	355,000	333,435
Open Text Corp.
3.875%, 12/01/29 (144A)	1,260,000	1,191,016
6.900%, 12/01/27 (144A)	220,000	228,892
Oracle Corp.
2.875%, 03/25/31	300,000	275,471
2.950%, 04/01/30	100,000	94,223
3.850%, 04/01/60	395,000	271,629
3.950%, 03/25/51	65,000	48,328
4.100%, 03/25/61	35,000	25,200
4.700%, 09/27/34	385,000	375,984
4.800%, 09/26/32	1,055,000	1,056,269
5.250%, 02/03/32	65,000	67,012
5.500%, 09/27/64	115,000	105,321
		4,306,190
Telecommunications — 0.2%
NTT Finance Corp.
4.876%, 07/16/30 (144A)	275,000	279,420
5.171%, 07/16/32 (144A) (b)	1,355,000	1,387,747
T-Mobile USA, Inc.
2.550%, 02/15/31	405,000	367,991
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc.
3.500%, 04/15/31	380,000	$361,470
4.700%, 01/15/35	90,000	88,389
5.050%, 07/15/33	105,000	107,254
5.125%, 05/15/32	115,000	118,353
5.750%, 01/15/34	115,000	121,856
		2,832,480
Total Corporate Bonds & Notes (Cost $124,507,158)		125,256,062

Non-Agency Mortgage-Backed Securities—3.9%
Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (e)	469,739	410,464
0.985%, 04/25/66 (144A) (e)	205,565	178,441
0.990%, 04/25/53 (144A) (e)	110,615	105,081
1.068%, 05/25/66 (144A) (e)	389,555	338,239
1.820%, 11/25/66 (144A) (e)	352,488	315,854
2.881%, 12/25/66 (144A) (l)	221,282	207,775
Arroyo Mortgage Trust
2.495%, 12/25/56 (144A) (l)	495,144	477,614
3.347%, 04/25/49 (144A) (e)	185,101	180,146
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (e)	224,661	204,278
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (e)	106,726	100,132
0.970%, 03/25/60 (144A) (e)	58,022	56,672
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (e)	315,640	273,970
0.956%, 09/27/66 (144A) (e)	598,238	502,479
4.301%, 03/25/67 (144A) (e)	134,027	133,554
CSMC Trust
0.938%, 05/25/66 (144A) (e)	322,172	268,780
1.179%, 02/25/66 (144A) (e)	413,229	370,826
1.841%, 10/25/66 (144A) (e)	397,484	362,960
2.265%, 11/25/66 (144A) (e)	1,011,366	925,832
3.250%, 04/25/47 (144A) (e)	213,977	196,923
4.136%, 12/27/60 (144A) (e)	224,231	223,322
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (e)	134,807	119,774
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (e)	147,995	124,463
2.206%, 01/25/67 (144A) (e)	459,132	405,840
GCAT Trust
1.036%, 05/25/66 (144A) (e)	291,471	251,090
1.091%, 05/25/66 (144A) (e)	372,732	323,748
1.262%, 07/25/66 (144A) (e)	794,245	673,331
1.915%, 08/25/66 (144A) (e)	251,690	234,448
2.885%, 12/27/66 (144A) (e)	762,651	718,695
Imperial Fund Mortgage Trust
2.091%, 01/25/57 (144A) (e)	327,715	291,195
2.493%, 02/25/67 (144A) (e)	1,213,226	1,112,632
3.638%, 03/25/67 (144A) (l)	970,361	925,909
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Legacy Mortgage Asset Trust
5.650%, 11/25/60 (144A) (l)	142,126	$142,207
5.750%, 04/25/61 (144A) (l)	214,564	214,397
5.750%, 07/25/61 (144A) (l)	291,690	291,665
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (e)	226,759	221,319
MFA Trust
1.029%, 11/25/64 (144A) (e)	203,559	180,082
1.153%, 04/25/65 (144A) (e)	119,704	112,757
Morgan Stanley Residential Mortgage Loan Trust
4.250%, 02/25/65 (144A) (e)	915,000	893,249
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (e)	89,377	85,482
2.492%, 09/25/59 (144A) (e)	48,277	46,388
3.500%, 08/25/59 (144A) (e)	199,420	189,938
3.750%, 11/26/35 (144A) (e)	188,952	183,513
3.784%, 09/25/57 (144A) (e)	287,875	273,670
4.000%, 03/25/57 (144A) (e)	369,488	359,012
4.000%, 05/25/57 (144A) (e)	211,152	203,456
5.022%, 1M TSFR + 0.864%, 01/25/48 (144A) (e)	212,195	208,446
NMLT Trust
1.185%, 05/25/56 (144A) (e)	581,673	513,204
OBX Trust
1.054%, 07/25/61 (144A) (e)	377,069	310,562
1.072%, 02/25/66 (144A) (e)	396,118	345,882
1.957%, 10/25/61 (144A) (e)	230,923	198,003
2.305%, 11/25/61 (144A) (e)	779,815	706,552
PRET LLC
5.925%, 10/25/54 (144A) (l)	149,692	149,847
PRET Trust
4.150%, 04/25/65 (144A) (l)	640,243	620,792
PRPM LLC
3.750%, 04/25/55 (144A) (l)	921,727	897,180
5.503%, 08/25/30 (144A) (l)	431,466	432,092
5.699%, 11/25/29 (144A) (l)	137,818	137,893
5.729%, 07/25/30 (144A) (l)	241,213	241,439
5.774%, 08/25/28 (144A) (l)	600,054	600,677
5.870%, 11/25/29 (144A) (l)	434,579	434,719
6.255%, 05/25/30 (144A) (l)	121,117	121,392
RCO VIII Mortgage LLC
6.435%, 05/25/30 (144A) (l)	86,372	86,568
SG Residential Mortgage Trust
3.166%, 03/27/62 (144A) (e)	477,981	449,326
STAR Trust
1.219%, 05/25/65 (144A) (e)	228,357	214,483
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (e)	73,573	69,410
1.920%, 11/25/66 (144A) (e)	594,142	524,523
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	1,100,575	988,266
Verus Securitization Trust
0.918%, 02/25/64 (144A) (e)	152,612	142,392
0.938%, 07/25/66 (144A) (e)	267,611	227,490
1.031%, 02/25/66 (144A) (e)	140,060	125,199
1.046%, 06/25/66 (144A) (e)	1,154,514	1,015,471
1.824%, 11/25/66 (144A) (e)	391,469	362,331
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
1.829%, 10/25/66 (144A) (l)	976,017	$891,812
4.130%, 02/25/67 (144A) (l)	142,376	137,056
		25,564,609
Commercial Mortgage-Backed Securities — 1.8%
280 Park Avenue Mortgage Trust
6.637%, 1M TSFR + 2.419%, 09/15/34 (144A) (e)	460,000	445,625
Bank
0.694%, 11/15/62 (d) (e)	4,458,505	93,711
0.750%, 11/15/62 (d) (e)	2,209,573	52,182
0.799%, 12/15/52 (d) (e)	3,584,682	85,385
0.841%, 11/15/50 (d) (e)	6,625,093	72,367
0.893%, 11/15/54 (d) (e)	757,333	10,308
0.924%, 09/15/62 (d) (e)	3,938,925	107,794
1.026%, 05/15/62 (d) (e)	2,816,889	73,921
1.206%, 02/15/56 (d) (e)	1,353,497	72,169
1.350%, 10/15/57 (d) (e)	3,214,045	261,416
1.875%, 03/15/63 (d) (e)	4,817,972	334,434
3.688%, 02/15/61	1,700,000	1,677,945
Bank5
1.258%, 12/15/56 (d) (e)	880,923	23,525
BBCMS Mortgage Trust
1.083%, 04/15/53 (d) (e)	1,280,000	51,870
1.356%, 02/15/62 (d) (e)	1,788,348	150,277
1.610%, 02/15/50 (d) (e)	4,221,505	53,908
1.864%, 02/15/57 (d) (e)	2,025,802	193,658
3.662%, 04/15/55 (e)	230,000	213,729
Benchmark Mortgage Trust
0.613%, 07/15/51 (d) (e)	3,689,841	35,336
0.666%, 01/15/51 (d) (e)	1,562,329	14,775
1.201%, 08/15/52 (d) (e)	1,834,372	48,415
1.380%, 03/15/62 (d) (e)	5,004,269	176,939
1.613%, 01/15/54 (d) (e)	2,336,030	146,242
1.853%, 07/15/53 (d) (e)	1,077,247	56,280
3.882%, 02/15/51 (e)	795,000	785,012
4.016%, 03/15/52	630,000	617,868
BOCA Commercial Mortgage Trust
6.490%, 1M TSFR + 2.340%, 08/15/41 (144A) (e)	455,000	457,275
BPR Trust
5.850%, 11/05/41 (144A) (e)	220,000	224,904
7.382%, 1M TSFR + 3.232%, 08/15/39 (144A) (e)	575,000	574,931
BSTN Commercial Mortgage Trust
5.062%, 04/13/41 (144A) (e)	225,000	225,000
BWAY Trust
7.710%, 05/05/42 (144A) (e)	635,000	664,449
BX Trust
7.189%, 1M TSFR + 3.039%, 03/15/41 (144A) (e)	86,000	86,000
CENT Trust
5.091%, 07/10/40 (144A) (e)	165,000	166,866
COMM Mortgage Trust
1.289%, 10/15/45 (d) (e)	68,890	1,271
2.819%, 01/10/39 (144A)	205,000	196,378
4.084%, 01/10/39 (144A) (e)	210,000	196,195
CSAIL Commercial Mortgage Trust
0.891%, 11/15/48 (d) (e)	236,351	4
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
2.008%, 01/15/49 (d) (e)	1,243,772	$1,092
DBJPM Mortgage Trust
1.699%, 09/15/53 (d) (e)	799,531	36,318
DC Trust
5.934%, 04/13/40 (144A) (e)	200,000	202,186
7.286%, 04/13/40 (144A) (e)	100,000	99,986
Durst Commercial Mortgage Trust
5.317%, 08/10/42 (144A) (e)	190,000	193,518
Extended Stay America Trust
5.750%, 1M TSFR + 1.600%, 10/15/42 (144A) (e)	105,000	105,197
FS Trust
6.241%, 1M TSFR + 2.091%, 08/15/39 (144A) (e)	100,000	100,156
GS Mortgage Securities Corp. II
5.887%, 03/10/41 (144A) (e)	615,000	616,943
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,144,876	981,607
GS Mortgage Securities Trust
Zero Coupon, 07/10/46 (d) (e)	322,687	3
0.105%, 08/10/44 (144A) (d) (e)	54,531	40
5.099%, 04/10/47 (144A) (e)	421,315	331,154
HIH Trust
6.491%, 1M TSFR + 2.341%, 10/15/41 (144A) (e)	192,125	192,845
HTL Commercial Mortgage Trust
6.774%, 05/10/39 (144A) (e)	280,000	284,830
7.324%, 05/10/39 (144A) (e)	150,000	152,899
JP Morgan Chase Commercial Mortgage Securities Trust
2.812%, 01/16/37 (144A)	305,000	272,975
3.689%, 12/15/47 (144A) (e)	130,000	105,256
JPMBB Commercial Mortgage Securities Trust
0.486%, 09/15/47 (d) (e)	186,923	2
MAD Commercial Mortgage Trust
5.095%, 10/15/42 (144A) (e)	630,000	629,642
Morgan Stanley Bank of America Merrill Lynch Trust
0.824%, 10/15/48 (d) (e)	82,609	1
Morgan Stanley Capital I Trust
1.447%, 06/15/50 (d) (e)	1,333,055	19,843
3.912%, 09/09/32 (144A)	1,140,000	1,034,216
5.105%, 07/15/49 (144A) (e)	265,000	247,935
5.221%, 10/12/52 (144A) (e)	13,985	4,174
Natixis Commercial Mortgage Securities Trust
4.932%, 06/17/38 (144A) (e)	165,000	160,450
NRTH Commercial Mortgage Trust
5.793%, 1M TSFR + 1.643%, 10/15/40 (144A) (e)	75,000	74,812
NYC Commercial Mortgage Trust
5.843%, 1M TSFR + 1.692%, 02/15/42 (144A) (e)	840,000	839,288
RFR Trust
5.562%, 03/11/41 (144A) (e)	220,875	225,841
5.863%, 03/11/41 (144A) (e)	730,000	746,976
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,148,491
SHR Trust
6.600%, 1M TSFR + 2.450%, 10/15/41 (144A) (e)	1,445,000	1,446,806
TEXAS Commercial Mortgage Trust
5.743%, 1M TSFR + 1.593%, 04/15/42 (144A) (e)	145,000	144,276
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
UBS Commercial Mortgage Trust
1.202%, 08/15/50 (d) (e)	651,859	$9,143
Wells Fargo Commercial Mortgage Trust
2.942%, 10/15/49	890,000	879,381
3.988%, 05/15/48 (e)	80,000	74,480
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (e)	105,000	91,220
Willowbrook Mall
5.867%, 03/05/35 (144A) (e)	335,000	347,747
6.278%, 03/05/35 (144A) (e)	590,000	606,235
		21,056,328
Total Non-Agency Mortgage-Backed Securities (Cost $52,128,543)		46,620,937

Asset-Backed Securities—2.8%
Asset-Backed - Automobile — 0.3%
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	175,252
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	643,562
Exeter Automobile Receivables Trust
4.400%, 05/15/30	245,000	245,927
GLS Auto Receivables Issuer Trust
4.890%, 04/16/29 (144A)	380,000	382,878
4.980%, 07/16/29 (144A)	620,000	626,692
GLS Auto Select Receivables Trust
4.810%, 09/15/31 (144A)	981,000	985,983
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	314,216
Santander Drive Auto Receivables Trust
4.980%, 02/15/28	15,388	15,391
Securitized Term Auto Receivables Trust
4.925%, 12/29/32 (144A)	420,841	424,410
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	251,288
		4,065,599
Asset-Backed - Other — 2.4%
AASET Trust
3.351%, 01/16/40 (144A)	46,557	45,810
Affirm Master Trust
4.670%, 07/15/33 (144A)	590,000	593,399
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	550,667
Benefit Street Partners CLO XXXI Ltd.
6.069%, 3M TSFR + 1.750%, 04/25/38 (144A) (e)	575,000	578,287
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	101,238
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	93,809	78,098
1.690%, 07/15/60 (144A)	223,071	191,605
1.990%, 07/15/60 (144A)	239,444	201,527
5.970%, 08/15/62 (144A)	142,001	137,256
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Commercial Equipment Finance LLC
5.970%, 07/16/29 (144A)	221,075	$223,530
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	478,067
3.668%, 10/25/49 (144A)	316,800	304,730
4.328%, 07/25/48 (144A)	473,750	472,505
Elmwood CLO 23 Ltd.
6.068%, 3M TSFR + 1.750%, 04/16/36 (144A) (e)	530,000	531,077
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	281,149	280,034
4.250%, 07/17/39 (144A)	1,148,550	1,145,837
Generate CLO 12 Ltd.
5.613%, 3M TSFR + 1.330%, 07/20/38 (144A) (e)	935,000	937,863
GreenSky Home Improvement Issuer Trust
5.020%, 06/25/60 (144A)	100,000	101,359
5.070%, 06/25/60 (144A)	180,000	181,611
Knollwood CDO Ltd.
10.700%, PRIME + 3.200%, 01/10/39 (144A) (e)	1,051,122	105
MF1 Ltd.
5.884%, 1M TSFR + 1.750%, 02/19/37 (144A) (e)	685,000	682,678
NMEF Funding LLC
4.640%, 01/18/33 (144A)	102,000	102,401
4.730%, 01/18/33 (144A)	370,000	370,960
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	44,079	43,921
Post Road Equipment Finance LLC
4.900%, 05/15/31 (144A)	165,000	166,292
5.040%, 05/15/31 (144A)	140,000	141,922
PRET LLC
5.391%, 08/25/55 (144A) (l)	908,987	909,675
5.657%, 07/25/55 (144A) (l)	718,907	721,041
5.732%, 08/25/55 (144A) (l)	658,637	660,282
5.744%, 06/25/55 (144A) (l)	1,104,881	1,110,341
5.963%, 09/25/54 (144A) (l)	108,353	108,421
Progress Residential Trust
1.510%, 10/17/38 (144A)	793,241	776,486
3.200%, 04/17/39 (144A)	266,872	261,986
3.400%, 02/17/42 (144A)	644,204	615,390
4.438%, 05/17/41 (144A)	753,344	752,423
4.451%, 06/17/39 (144A)	204,698	204,709
4.750%, 10/27/39 (144A)	343,032	344,672
Rad CLO 12 Ltd.
5.630%, 3M TSFR + 1.320%, 07/30/40 (144A) (e)	875,000	877,065
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	845,823
RR 23 Ltd.
5.968%, 3M TSFR + 1.650%, 07/15/37 (144A) (e)	1,110,000	1,114,763
RR 26 Ltd.
5.818%, 3M TSFR + 1.500%, 04/15/38 (144A) (e)	520,000	520,461
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	137,281
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	123,046	117,541
SCF Equipment Trust LLC
5.110%, 11/21/33 (144A)	365,000	373,566
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO XXIX Ltd.
5.650%, 3M TSFR + 1.332%, 04/25/34 (144A) (e)	1,300,000	$1,301,599
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	483,975
5.900%, 03/25/49 (144A)	265,000	269,352
Stream Innovations Issuer Trust
5.050%, 09/15/45 (144A)	312,107	315,009
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	318,199
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,347	1,746,194
Texas Debt Capital CLO Ltd.
5.965%, 3M TSFR + 1.650%, 07/20/38 (144A) (e)	635,000	637,519
Tricon Residential Trust
5.250%, 1M TSFR + 1.100%, 03/17/42 (144A) (e)	477,532	478,446
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	553,246
Venture 42 CLO Ltd.
5.709%, 3M TSFR + 1.392%, 04/15/34 (144A) (e)	1,300,000	1,300,827
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,354,853	1,214,209
3.884%, 03/15/48 (144A)	401,181	395,278
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	304,295
5.858%, 12/05/54 (144A)	235,000	243,191
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	641,615
		29,297,659
Asset-Backed - Student Loan — 0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	333,737	297,633
5.510%, 10/15/71 (144A)	415,906	426,041
		723,674
Total Asset-Backed Securities (Cost $34,511,405)		34,086,932

Foreign Government—0.8%
Sovereign — 0.8%
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	182,200
5.000%, 07/15/32 (144A)	405,000	414,590
Bulgaria Government International Bonds
1.375%, 09/23/50 (EUR)	225,000	150,815
4.875%, 05/13/36 (EUR)	315,000	407,271
Hungary Government International Bonds
1.625%, 04/28/32 (EUR)	445,000	462,355
5.375%, 09/26/30 (144A)	200,000	205,744
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	800,000	782,193
Israel Government International Bonds
2.750%, 07/03/30	200,000	184,287
5.375%, 02/19/30	440,000	453,846
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—0.8%
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	460,000	$514,467
Mexico Government International Bonds
3.500%, 02/12/34	200,000	173,700
5.375%, 03/22/33	1,060,000	1,056,820
6.625%, 01/29/38	450,000	472,955
6.875%, 05/13/37	505,000	544,643
7.375%, 05/13/55	465,000	510,342
North Macedonia Government International Bonds
3.675%, 06/03/26 (144A) (EUR)	515,000	604,885
Panama Government International Bonds
2.252%, 09/29/32	240,000	193,968
Peru Government International Bonds
5.875%, 08/08/54	235,000	235,705
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	255,000	252,694
1.750%, 04/28/41 (EUR)	300,000	257,889
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	476,999
2.750%, 04/14/41 (EUR)	1,310,000	990,904
5.750%, 03/24/35 (144A)	410,000	394,800
7.500%, 02/10/37 (144A) (b)	110,000	118,056
Total Foreign Government (Cost $10,529,968)		10,042,128

Municipals—0.3%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	308,965
6.319%, 11/01/29	315,000	312,113
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	502,111
5.175%, 11/15/49	55,000	50,756
New York Transportation Development Corp.
4.248%, 09/01/35	720,000	707,626
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,311,451
Total Municipals (Cost $3,291,305)		3,193,022

Floating Rate Loan (m)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/26 (f) (g) (n) (Cost $587)	587	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $9,637,471; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $9,829,564	9,636,668	$9,636,668
Total Short-Term Investments (Cost $9,636,668)		9,636,668

Securities Lending Reinvestments (o)—1.0%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 4.070% (p)	1,500,000	1,500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (p)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (p)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (p)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (p)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (p)	1,500,000	1,500,000
		8,500,000

Repurchase Agreements—0.3%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $1,023,918; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $76,370; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $77,888	76,361	76,361
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,031,404; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $2,071,791	2,031,168	2,031,168
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $81,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $82,784	81,161	$81,161
		3,188,690
Total Securities Lending Reinvestments (Cost $11,688,690)		11,688,690
Total Purchased Options—0.0% (q) (Cost $110,932)		100,618
Total Investments—108.6% (Cost $1,198,874,585)		1,307,454,151
Other assets and liabilities (net)—(8.6)%		(103,026,612)
Net Assets—100.0%		$1,204,427,539

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $26,909,783 and the collateral received consisted of cash in the amount of $11,688,690 and non-cash collateral with a value of $16,039,348. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Principal only security.
(d)	Interest only security.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $1,907,306.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $2,103,356.
(k)	Principal amount of security is adjusted for inflation.
(l)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(p)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(q)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$124,997,330, which is 10.4% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.500%	TBA	$(1,455,000)	$(1,350,536)	$(1,326,401)
Government National Mortgage Association, TBA	4.000%	TBA	(175,000)	(166,473)	(164,517)
Government National Mortgage Association, TBA	4.500%	TBA	(845,000)	(830,190)	(819,313)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(2,069,000)	(1,694,001)	(1,701,052)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(1,679,000)	(1,503,540)	(1,498,379)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(9,900,000)	(9,363,470)	(9,328,755)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(201,000)	(76,643)	(83,986)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(5,490,000)	(5,396,327)	(5,359,161)
Uniform Mortgage-Backed Security, TBA	6.500%	TBA	(2,085,000)	(2,160,179)	(2,155,677)
Totals				$(22,541,359)	$(22,437,241)
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	5,095,000	DBAG	12/17/25	USD	6,001,278	$(6,740)
Net Unrealized Depreciation						$(6,740)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	161	AUD	18,249,616	$(18,703)
Canada Government Bond 10 Year Futures	12/18/25	150	CAD	18,369,000	292,866
U.K. Long Gilt Bond Futures	12/29/25	39	GBP	3,542,760	6,976
U.S. Treasury Note 5 Year Futures	12/31/25	78	USD	8,517,234	(51,482)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	133	USD	15,305,391	61,045
U.S. Treasury Ultra Long Bond Futures	12/19/25	89	USD	10,685,563	275,204

Futures Contracts—Short
Euro-BTP Bond Futures	12/08/25	(23)	EUR	(2,756,320)	(33,777)
Euro-Bund Futures	12/08/25	(82)	EUR	(10,542,740)	8,925
Euro-Buxl 30 Year Bond Futures	12/08/25	(23)	EUR	(2,633,040)	(65,275)
Euro-OAT Futures	12/08/25	(42)	EUR	(5,096,700)	(64,244)
Euro-Schatz Futures	12/08/25	(108)	EUR	(11,553,840)	10,667
U.S. Treasury Long Bond Futures	12/19/25	(73)	USD	(8,511,344)	(105,921)
U.S. Treasury Note 2 Year Futures	12/31/25	(45)	USD	(9,377,930)	5,568
U.S. Treasury Note 10 Year Futures	12/19/25	(288)	USD	(32,400,000)	(4,550)
Net Unrealized Appreciation					$317,299
Purchased Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	4.125%	SOFR	Pay	07/31/28	BNP	1,050,000	USD	1,050,000	$55,466	$56,963	$1,497
Put - OTC - 10 Yr. IRS	4.125%	SOFR	Receive	07/31/28	BNP	1,050,000	USD	1,050,000	55,466	43,655	(11,811)
Totals									$110,932	$100,618	$(10,314)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/17/53	USD	1,610,000	$290,382	$17,150	$273,232
Receive	12M SOFR	Annually	2.970%	Annually	03/17/53	USD	2,325,000	384,128	4,379	379,749
Receive	12M SOFR	Annually	3.250%	Annually	06/23/53	USD	860,000	101,781	(8,183)	109,964
Receive	12M SOFR	Annually	3.590%	Annually	09/22/53	USD	2,955,000	179,269	12,312	166,957
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	(39,812)	—	(39,812)
Receive	12M SOFR	Annually	4.160%	Annually	03/20/45	USD	8,460,000	(233,088)	(16,113)	(216,975)
Totals								$682,660	$9,546	$673,115
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$733,283,444	$—	$—	$733,283,444
Agency Sponsored Mortgage-Backed Securities
Agency Collateralized Mortgage Obligations	—	20,330,196	—	20,330,196
Agency Mortgage-Backed Securities	—	187,423,214	355,313	187,778,527
Total Agency Sponsored Mortgage-Backed Securities	—	207,753,410	355,313	208,108,723
Total U.S. Treasury & Government Agencies*	—	125,436,927	—	125,436,927
Total Corporate Bonds & Notes*	—	125,256,062	—	125,256,062
Total Non-Agency Mortgage-Backed Securities*	—	46,620,937	—	46,620,937
Total Asset-Backed Securities*	—	34,086,932	—	34,086,932
Total Foreign Government*	—	10,042,128	—	10,042,128
Total Municipals*	—	3,193,022	—	3,193,022
Total Floating Rate Loans*	—	—	0	—
Total Short-Term Investments*	—	9,636,668	—	9,636,668
Securities Lending Reinvestments
Short-Term Investment Funds	8,500,000	—	—	8,500,000
Repurchase Agreements	—	3,188,690	—	3,188,690
Total Securities Lending Reinvestments	8,500,000	3,188,690	—	11,688,690
Total Purchased Options at Value*	—	100,618	—	100,618
Total Investments	$741,783,444	$565,315,394	$355,313	$1,307,454,151
Collateral for Securities Loaned (Liability)	$—	$(11,688,690)	$—	$(11,688,690)
TBA Forward Sales Commitments (Liability)	$—	$(22,437,241)	$—	$(22,437,241)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(6,740)	$—	$(6,740)
Total Forward Contracts	$—	$(6,740)	$—	$(6,740)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$661,251	$—	$—	$661,251
Futures Contracts (Unrealized Depreciation)	(343,952)	—	—	(343,952)
Total Futures Contracts	$317,299	$—	$—	$317,299
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$929,902	$—	$929,902
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(256,787)	—	(256,787)
Total Centrally Cleared Swap Contracts	$—	$673,115	$—	$673,115

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.5%
Lockheed Martin Corp.	61,058	$30,480,764
Northrop Grumman Corp.	114,623	69,842,086
		100,322,850
Banks — 2.1%
Wells Fargo & Co.	698,998	58,590,012
Beverages — 3.9%
Coca-Cola Co.	728,888	48,339,852
Diageo PLC	946,326	22,528,058
PepsiCo, Inc.	286,086	40,177,918
		111,045,828
Building Products — 1.2%
Trane Technologies PLC	79,706	33,632,744
Capital Markets — 2.1%
S&P Global, Inc.	123,971	60,337,925
Chemicals — 3.6%
Ecolab, Inc.	75,609	20,706,281
Linde PLC	172,856	82,106,600
		102,812,881
Consumer Finance — 3.2%
American Express Co.	273,509	90,848,749
Consumer Staples Distribution & Retail — 1.0%
Kroger Co.	410,662	27,682,725
Financial Services — 6.8%
Mastercard, Inc. - Class A	183,262	104,241,258
Visa, Inc. - Class A	262,030	89,451,802
		193,693,060
Ground Transportation — 2.3%
Canadian National Railway Co.	550,614	51,923,965
Union Pacific Corp.	52,457	12,399,261
		64,323,226
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	453,809	60,783,177
Stryker Corp.	187,412	69,280,594
		130,063,771
Hotels, Restaurants & Leisure — 3.8%
Marriott International, Inc. - Class A	131,390	34,219,212
McDonald's Corp.	241,123	73,274,868
		107,494,080
Household Products — 3.5%
Colgate-Palmolive Co.	505,029	40,372,018
Procter & Gamble Co.	382,835	58,822,598
		99,194,616
Security Description	Shares	Value
Industrial Conglomerates — 2.5%
Honeywell International, Inc.	338,074	$71,164,577
Insurance — 4.6%
Chubb Ltd.	241,502	68,163,940
Marsh & McLennan Cos., Inc.	309,638	62,401,346
		130,565,286
Interactive Media & Services — 3.4%
Alphabet, Inc. - Class A	401,699	97,653,027
IT Services — 1.9%
Accenture PLC - Class A	217,306	53,587,660
Life Sciences Tools & Services — 2.2%
Danaher Corp.	311,933	61,843,837
Machinery — 2.6%
Caterpillar, Inc.	100,050	47,738,857
Deere & Co.	59,410	27,165,817
		74,904,674
Pharmaceuticals — 8.1%
Eli Lilly & Co.	126,208	96,296,704
Johnson & Johnson	271,675	50,373,979
Merck & Co., Inc.	309,454	25,972,474
Zoetis, Inc.	402,987	58,965,058
		231,608,215
Professional Services — 2.2%
Automatic Data Processing, Inc.	213,296	62,602,376
Semiconductors & Semiconductor Equipment — 9.0%
Broadcom, Inc.	343,880	113,449,451
QUALCOMM, Inc.	336,331	55,952,025
Texas Instruments, Inc.	470,726	86,486,488
		255,887,964
Software — 7.1%
Intuit, Inc.	85,258	58,223,541
Microsoft Corp.	278,210	144,098,869
		202,322,410
Specialized REITs — 0.9%
Public Storage	86,496	24,984,370
Specialty Retail — 6.2%
Home Depot, Inc.	222,096	89,991,078
TJX Cos., Inc.	593,255	85,749,078
		175,740,156
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	428,822	109,190,946
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc. - Class B	772,540	$53,869,214
Total Common Stocks (Cost $2,155,918,546)		2,785,967,179

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (b) (c) (Cost $0)	5,844,000	0

Short-Term Investments—2.0%
Repurchase Agreement—2.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $55,874,526; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $56,987,271	55,869,870	55,869,870
Total Short-Term Investments (Cost $55,869,870)		55,869,870
Total Investments—100.0% (Cost $2,211,788,416)		2,841,837,049
Other assets and liabilities (net)—0.0%		(75,506)
Net Assets—100.0%		$2,841,761,543

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees.
As of September 30, 2025, these securities represent 0.0% of net assets.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Non-income producing security.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$100,322,850	$—	$—	$100,322,850
Banks	58,590,012	—	—	58,590,012
Beverages	88,517,770	22,528,058	—	111,045,828
Building Products	33,632,744	—	—	33,632,744
Capital Markets	60,337,925	—	—	60,337,925
Chemicals	102,812,881	—	—	102,812,881
Consumer Finance	90,848,749	—	—	90,848,749
Consumer Staples Distribution & Retail	27,682,725	—	—	27,682,725
Financial Services	193,693,060	—	—	193,693,060
Ground Transportation	64,323,226	—	—	64,323,226
Health Care Equipment & Supplies	130,063,771	—	—	130,063,771
Hotels, Restaurants & Leisure	107,494,080	—	—	107,494,080
Household Products	99,194,616	—	—	99,194,616
Industrial Conglomerates	71,164,577	—	—	71,164,577
Insurance	130,565,286	—	—	130,565,286
Interactive Media & Services	97,653,027	—	—	97,653,027
IT Services	53,587,660	—	—	53,587,660
Life Sciences Tools & Services	61,843,837	—	—	61,843,837
Machinery	74,904,674	—	—	74,904,674
Pharmaceuticals	231,608,215	—	—	231,608,215
Professional Services	62,602,376	—	—	62,602,376
Semiconductors & Semiconductor Equipment	255,887,964	—	—	255,887,964
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Software	$202,322,410	$—	$—	$202,322,410
Specialized REITs	24,984,370	—	—	24,984,370
Specialty Retail	175,740,156	—	—	175,740,156
Technology Hardware, Storage & Peripherals	109,190,946	—	—	109,190,946
Textiles, Apparel & Luxury Goods	53,869,214	—	—	53,869,214
Total Common Stocks	2,763,439,121	22,528,058	—	2,785,967,179
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	55,869,870	—	55,869,870
Total Investments	$2,763,439,121	$78,397,928	$0	$2,841,837,049

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-132

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.6%
ATI, Inc. (a)	159,293	$12,956,893
BWX Technologies, Inc.	21,842	4,027,009
L3Harris Technologies, Inc.	36,313	11,090,353
Rocket Lab Corp. (a) (b)	181,481	8,694,755
		36,769,010
Beverages — 1.8%
Celsius Holdings, Inc. (a)	317,988	18,281,130
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc. (a)	30,710	14,003,760
Insmed, Inc. (a)	46,622	6,714,034
Natera, Inc. (a)	58,769	9,460,046
United Therapeutics Corp. (a)	32,412	13,587,435
		43,765,275
Building Products — 2.4%
Builders FirstSource, Inc. (a)	161,039	19,525,979
Trex Co., Inc. (a)	103,130	5,328,727
		24,854,706
Capital Markets — 3.2%
Carlyle Group, Inc.	243,572	15,271,964
KKR & Co., Inc.	41,024	5,331,069
MSCI, Inc.	7,270	4,125,071
Nasdaq, Inc.	89,723	7,935,999
		32,664,103
Commercial Services & Supplies — 2.7%
Cintas Corp.	35,928	7,374,581
Rollins, Inc.	225,007	13,216,911
Waste Connections, Inc.	40,012	7,034,110
		27,625,602
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	54,654	7,963,634
Construction & Engineering — 2.3%
API Group Corp. (a)	280,640	9,645,597
Quanta Services, Inc.	33,286	13,794,384
		23,439,981
Construction Materials — 1.3%
Eagle Materials, Inc.	58,494	13,631,442
Electrical Equipment — 2.1%
Vertiv Holdings Co. - Class A	144,499	21,799,119
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. - Class A	126,603	15,667,121
CDW Corp.	39,755	6,332,177
		21,999,298
Entertainment — 2.2%
ROBLOX Corp. - Class A (a)	164,001	22,717,419
Security Description	Shares	Value
Financial Services — 1.7%
Apollo Global Management, Inc.	31,247	$4,164,288
Block, Inc. (a)	176,137	12,729,421
		16,893,709
Food Products — 0.8%
Lamb Weston Holdings, Inc. (b)	147,119	8,544,672
Ground Transportation — 3.0%
Knight-Swift Transportation Holdings, Inc. (b)	63,512	2,509,359
XPO, Inc. (a) (b)	218,266	28,215,246
		30,724,605
Health Care Equipment & Supplies — 7.0%
Alcon AG	74,470	5,548,759
Align Technology, Inc. (a)	69,948	8,758,888
Dexcom, Inc. (a)	161,606	10,874,468
GE HealthCare Technologies, Inc.	98,498	7,397,200
IDEXX Laboratories, Inc. (a)	27,736	17,720,253
ResMed, Inc. (b)	40,645	11,125,756
STERIS PLC	41,195	10,193,291
		71,618,615
Health Care Technology — 2.0%
Veeva Systems, Inc. - Class A (a)	67,907	20,230,174
Hotels, Restaurants & Leisure — 6.2%
Chipotle Mexican Grill, Inc. (a)	219,063	8,585,079
Domino's Pizza, Inc.	14,622	6,312,464
DraftKings, Inc. - Class A (a)	319,769	11,959,361
Royal Caribbean Cruises Ltd. (b)	90,533	29,294,668
Wingstop, Inc.	30,821	7,757,029
		63,908,601
Household Products — 0.7%
Church & Dwight Co., Inc.	78,413	6,871,331
Independent Power and Renewable Electricity Producers — 2.6%
Vistra Corp.	137,923	27,021,874
Industrial REITs — 0.7%
First Industrial Realty Trust, Inc.	143,647	7,393,511
Insurance — 1.3%
Aon PLC - Class A	36,221	12,915,684
IT Services — 4.3%
Cloudflare, Inc. - Class A (a)	79,331	17,023,639
EPAM Systems, Inc. (a)	19,713	2,972,523
MongoDB, Inc. (a)	27,355	8,490,445
Snowflake, Inc. - Class A (a)	44,631	10,066,522
Twilio, Inc. - Class A (a)	49,395	4,943,946
		43,497,075
Leisure Products — 0.5%
Mattel, Inc. (a) (b)	289,096	4,865,486
BHFTII-133

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	39,612	$5,084,200
Mettler-Toledo International, Inc. (a)	7,671	9,416,996
		14,501,196
Machinery — 1.6%
AGCO Corp.	62,639	6,706,758
RBC Bearings, Inc. (a)	25,919	10,115,926
		16,822,684
Media — 0.7%
Trade Desk, Inc. - Class A (a)	146,201	7,165,311
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	98,801	23,216,259
Permian Resources Corp.	586,406	7,505,997
		30,722,256
Professional Services — 2.6%
CACI International, Inc. - Class A (a) (b)	14,335	7,150,011
Equifax, Inc.	30,755	7,889,580
TransUnion (b)	140,343	11,757,937
		26,797,528
Real Estate Management & Development — 0.8%
CoStar Group, Inc. (a)	103,031	8,692,725
Semiconductors & Semiconductor Equipment — 9.2%
Allegro MicroSystems, Inc. (a)	232,555	6,790,606
KLA Corp.	6,699	7,225,541
Lattice Semiconductor Corp. (a) (b)	89,847	6,587,582
Marvell Technology, Inc. (b)	206,966	17,399,632
Monolithic Power Systems, Inc.	27,216	25,056,138
Teradyne, Inc.	223,585	30,774,240
		93,833,739
Software — 9.7%
AppLovin Corp. - Class A (a)	36,964	26,560,113
Datadog, Inc. - Class A (a)	49,803	7,091,947
Dolby Laboratories, Inc. - Class A (b)	92,452	6,690,751
Fair Isaac Corp. (a)	4,918	7,359,935
Fortinet, Inc. (a)	80,019	6,727,998
Guidewire Software, Inc. (a) (b)	60,032	13,798,955
HubSpot, Inc. (a)	16,313	7,631,221
Unity Software, Inc. (a) (b)	208,752	8,358,430
Zscaler, Inc. (a) (b)	48,354	14,489,760
		98,709,110
Specialty Retail — 4.4%
Burlington Stores, Inc. (a)	55,530	14,132,385
Floor & Decor Holdings, Inc. - Class A (a)	92,046	6,783,790
Lithia Motors, Inc.	14,636	4,624,976
Ross Stores, Inc.	32,970	5,024,298
Tractor Supply Co.	250,258	14,232,173
		44,797,622
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc. - Class A (a)	105,859	$8,872,043
Textiles, Apparel & Luxury Goods — 0.6%
On Holding AG - Class A (a)	151,688	6,423,987
Trading Companies & Distributors — 3.4%
FTAI Aviation Ltd.	164,521	27,451,974
QXO, Inc. (a) (b)	377,431	7,193,835
		34,645,809
Total Common Stocks (Cost $848,230,066)		1,001,980,066

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $12,895,478; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $13,152,388	12,894,403	12,894,403
Total Short-Term Investments (Cost $12,894,403)		12,894,403

Securities Lending Reinvestments (c)—2.6%
Short-Term Investment Funds—1.3%
Allspring Government Money Market Fund, Select Class 4.070% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (d)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (d)	1,000,000	1,000,000
		13,000,000

Repurchase Agreements—1.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $2,000,237; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $204,000	200,000	200,000
BHFTII-134

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,797,368; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $3,872,864	3,796,926	$3,796,926
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,283	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $1,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $1,112,188	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $300,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $306,000	300,000	300,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $2,000,237; collateralized by various Common Stock with an aggregate market value of $2,224,884	2,000,000	2,000,000
		13,296,926
Total Securities Lending Reinvestments (Cost $26,296,926)		26,296,926
Total Investments—101.8% (Cost $887,421,395)		1,041,171,395
Other assets and liabilities (net)—(1.8)%		(18,424,414)
Net Assets—100.0%		$1,022,746,981

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $95,980,222 and the collateral received consisted of cash in the amount of
$26,296,926 and non-cash collateral with a value of $72,298,744. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,001,980,066	$—	$—	$1,001,980,066
Total Short-Term Investments*	—	12,894,403	—	12,894,403
Securities Lending Reinvestments
Short-Term Investment Funds	13,000,000	—	—	13,000,000
Repurchase Agreements	—	13,296,926	—	13,296,926
Total Securities Lending Reinvestments	13,000,000	13,296,926	—	26,296,926
Total Investments	$1,014,980,066	$26,191,329	$—	$1,041,171,395
Collateral for Securities Loaned (Liability)	$—	$(26,296,926)	$—	$(26,296,926)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-135

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.5%
Axon Enterprise, Inc. (a)	26,574	$19,070,565
Boeing Co. (a)	269,432	58,151,509
General Electric Co.	183,522	55,207,088
		132,429,162
Automobiles — 3.8%
Tesla, Inc. (a)	253,459	112,718,286
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc. (a)	76,542	29,976,909
Broadline Retail — 7.7%
Amazon.com, Inc. (a)	934,716	205,235,592
MercadoLibre, Inc. (a)	10,788	25,210,909
		230,446,501
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	23,618	18,808,194
KKR & Co., Inc.	69,532	9,035,684
LPL Financial Holdings, Inc.	22,794	7,583,336
		35,427,214
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	57,034	52,792,382
Walmart, Inc.	339,202	34,958,158
		87,750,540
Electric Utilities — 1.5%
Constellation Energy Corp.	134,109	44,131,249
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. - Class A	47,499	5,878,001
Entertainment — 6.7%
Netflix, Inc. (a)	94,790	113,645,627
Spotify Technology SA (a)	45,746	31,930,708
Walt Disney Co.	468,457	53,638,326
		199,214,661
Financial Services — 4.6%
Mastercard, Inc. - Class A	115,424	65,654,326
Toast, Inc. - Class A (a)	306,979	11,207,803
Visa, Inc. - Class A	171,732	58,625,870
		135,487,999
Ground Transportation — 1.0%
Uber Technologies, Inc. (a)	318,202	31,174,250
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp. (a)	137,006	13,375,896
Dexcom, Inc. (a)	267,890	18,026,318
Edwards Lifesciences Corp. (a)	356,733	27,743,125
Intuitive Surgical, Inc. (a)	57,899	25,894,170
		85,039,509
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	124,720	32,357,357
Interactive Media & Services — 10.8%
Alphabet, Inc. - Class A	318,146	77,341,293
Alphabet, Inc. - Class C	316,766	77,148,359
Security Description	Shares/ Principal Amount*	Value
Interactive Media & Services—(Continued)
Meta Platforms, Inc. - Class A	228,012	$167,447,452
		321,937,104
IT Services — 2.5%
Shopify, Inc. - Class A (a)	264,775	39,348,213
Snowflake, Inc. - Class A (a)	159,152	35,896,733
		75,244,946
Pharmaceuticals — 2.3%
Eli Lilly & Co.	89,859	68,562,417
Semiconductors & Semiconductor Equipment — 20.0%
Advanced Micro Devices, Inc. (a)	91,986	14,882,415
Broadcom, Inc.	538,048	177,507,415
NVIDIA Corp.	1,931,465	360,372,740
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	147,561	41,212,312
		593,974,882
Software — 16.0%
AppLovin Corp. - Class A (a) (b)	50,062	35,971,549
Cadence Design Systems, Inc. (a)	184,969	64,972,211
Crowdstrike Holdings, Inc. - Class A (a)	102,879	50,449,804
Datadog, Inc. - Class A (a) (b)	122,141	17,392,878
Microsoft Corp.	414,341	214,607,921
Oracle Corp.	168,340	47,343,942
ServiceNow, Inc. (a)	50,014	46,026,884
		476,765,189
Specialty Retail — 1.9%
Industria de Diseno Textil SA	278,892	15,407,719
O'Reilly Automotive, Inc. (a)	274,053	29,545,654
TJX Cos., Inc.	85,596	12,372,046
		57,325,419
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	692,496	176,330,257
Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	60,039	12,663,513
NIKE, Inc. - Class B	346,227	24,142,409
		36,805,922
Total Common Stocks (Cost $1,498,450,807)		2,968,977,774

Short-Term Investments—0.7%
Repurchase Agreement—0.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $21,556,202; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $21,985,575	21,554,406	21,554,406
Total Short-Term Investments (Cost $21,554,406)		21,554,406

Securities Lending Reinvestments (c)—0.1%
Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 4.070% (d)	400,000	400,000
BHFTII-136

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (d)	400,000	$400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (d)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (d)	400,000	400,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (d)	400,000	400,000
		2,400,000

Repurchase Agreements—0.0%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $26,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $26,825	26,299	26,299
ING Financial Markets LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $497,139; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 6.125%, maturity dates ranging from 11/15/27 - 08/15/53, and an aggregate market value of $507,023	497,081	497,081
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $27,955; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $28,511	27,952	27,952
		551,332
Total Securities Lending Reinvestments (Cost $2,951,332)		2,951,332
Total Investments—100.6% (Cost $1,522,956,545)		2,993,483,512
Other assets and liabilities (net)—(0.6)%		(16,504,770)
Net Assets—100.0%		$2,976,978,742

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $19,089,362 and the collateral received consisted of cash in the amount of
$2,951,332 and non-cash collateral with a value of $16,853,798. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$132,429,162	$—	$—	$132,429,162
Automobiles	112,718,286	—	—	112,718,286
Biotechnology	29,976,909	—	—	29,976,909
Broadline Retail	230,446,501	—	—	230,446,501
Capital Markets	35,427,214	—	—	35,427,214
Consumer Staples Distribution & Retail	87,750,540	—	—	87,750,540
Electric Utilities	44,131,249	—	—	44,131,249
Electronic Equipment, Instruments & Components	5,878,001	—	—	5,878,001
Entertainment	199,214,661	—	—	199,214,661
Financial Services	135,487,999	—	—	135,487,999
BHFTII-137

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Ground Transportation	$31,174,250	$—	$—	$31,174,250
Health Care Equipment & Supplies	85,039,509	—	—	85,039,509
Hotels, Restaurants & Leisure	32,357,357	—	—	32,357,357
Interactive Media & Services	321,937,104	—	—	321,937,104
IT Services	75,244,946	—	—	75,244,946
Pharmaceuticals	68,562,417	—	—	68,562,417
Semiconductors & Semiconductor Equipment	593,974,882	—	—	593,974,882
Software	476,765,189	—	—	476,765,189
Specialty Retail	41,917,700	15,407,719	—	57,325,419
Technology Hardware, Storage & Peripherals	176,330,257	—	—	176,330,257
Textiles, Apparel & Luxury Goods	24,142,409	12,663,513	—	36,805,922
Total Common Stocks	2,940,906,542	28,071,232	—	2,968,977,774
Total Short-Term Investments*	—	21,554,406	—	21,554,406
Securities Lending Reinvestments
Short-Term Investment Funds	2,400,000	—	—	2,400,000
Repurchase Agreements	—	551,332	—	551,332
Total Securities Lending Reinvestments	2,400,000	551,332	—	2,951,332
Total Investments	$2,943,306,542	$50,176,970	$—	$2,993,483,512
Collateral for Securities Loaned (Liability)	$—	$(2,951,332)	$—	$(2,951,332)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-138

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 5.8%
AAR Corp. (a)	14,532	$1,303,085
ATI, Inc. (a)	14,832	1,206,435
Cadre Holdings, Inc.	12,961	473,206
Firefly Aerospace, Inc. (a)	9,667	283,436
Hexcel Corp.	13,712	859,742
Kratos Defense & Security Solutions, Inc. (a)	18,186	1,661,655
Mercury Systems, Inc. (a)	43,723	3,384,160
Moog, Inc. - Class A	25,237	5,240,968
V2X, Inc. (a)	48,488	2,816,668
VSE Corp.	23,214	3,859,095
		21,088,450
Automobile Components — 1.9%
Dorman Products, Inc. (a)	6,088	948,997
Garrett Motion, Inc.	290,219	3,952,783
Modine Manufacturing Co. (a)	4,671	664,029
Patrick Industries, Inc. (b)	11,325	1,171,345
		6,737,154
Banks — 10.7%
Ameris Bancorp	58,426	4,283,210
Bancorp, Inc. (a) (b)	39,328	2,945,274
Cadence Bank	81,023	3,041,603
Coastal Financial Corp. (a)	5,070	548,422
FB Financial Corp.	52,740	2,939,728
First Busey Corp.	66,360	1,536,234
Hanmi Financial Corp.	34,144	843,015
Home BancShares, Inc.	129,203	3,656,445
Popular, Inc.	37,872	4,810,123
Prosperity Bancshares, Inc.	44,960	2,983,096
Southstate Bank Corp.	41,465	4,099,645
Western Alliance Bancorp	37,985	3,294,059
Wintrust Financial Corp.	28,446	3,767,388
		38,748,242
Beverages — 0.3%
Vita Coco Co., Inc. (a)	26,853	1,140,447
Biotechnology — 1.9%
Akero Therapeutics, Inc. (a)	11,680	554,566
Alkermes PLC (a)	30,591	917,730
Insmed, Inc. (a)	5,316	765,557
Mirum Pharmaceuticals, Inc. (a)	11,960	876,788
Rhythm Pharmaceuticals, Inc. (a)	11,704	1,181,987
Scholar Rock Holding Corp. (a)	16,068	598,372
Vericel Corp. (a)	22,316	702,285
Viridian Therapeutics, Inc. (a) (b)	34,375	741,812
Xenon Pharmaceuticals, Inc. (a)	14,213	570,652
		6,909,749
Broadline Retail — 0.1%
Pattern Group, Inc. - Class A (a)	36,642	501,995
Building Products — 2.8%
CSW Industrials, Inc.	2,600	631,150
Griffon Corp.	42,673	3,249,549
Security Description	Shares	Value
Building Products—(Continued)
Quanex Building Products Corp. (b)	99,177	$1,410,297
Resideo Technologies, Inc. (a)	56,555	2,442,045
UFP Industries, Inc.	25,572	2,390,726
		10,123,767
Capital Markets — 4.4%
Donnelley Financial Solutions, Inc. (a)	46,801	2,406,975
Hamilton Lane, Inc. - Class A	7,686	1,035,996
Marex Group PLC	100,734	3,386,677
P10, Inc. - Class A	44,093	479,732
Perella Weinberg Partners	94,715	2,019,324
Piper Sandler Cos.	3,374	1,170,744
PJT Partners, Inc. - Class A	7,446	1,323,377
Stifel Financial Corp.	32,172	3,650,557
WisdomTree, Inc. (b)	30,954	430,261
		15,903,643
Chemicals — 1.8%
Cabot Corp.	29,782	2,264,921
Ecovyst, Inc. (a)	220,038	1,927,533
Hawkins, Inc.	12,646	2,310,677
		6,503,131
Commercial Services & Supplies — 1.8%
ACV Auctions, Inc. - Class A (a)	43,112	427,240
Casella Waste Systems, Inc. - Class A (a)	11,755	1,115,314
CECO Environmental Corp. (a)	56,962	2,916,454
Clean Harbors, Inc. (a)	9,321	2,164,523
		6,623,531
Communications Equipment — 0.5%
Calix, Inc. (a)	13,624	836,105
Extreme Networks, Inc. (a)	49,045	1,012,779
		1,848,884
Construction & Engineering — 3.0%
Arcosa, Inc.	45,841	4,295,760
Construction Partners, Inc. - Class A (a)	13,639	1,732,153
Everus Construction Group, Inc. (a)	10,781	924,471
Limbach Holdings, Inc. (a) (b)	13,611	1,321,900
MYR Group, Inc. (a)	3,767	783,649
Sterling Infrastructure, Inc. (a) (b)	5,017	1,704,175
		10,762,108
Construction Materials — 0.9%
Knife River Corp. (a)	42,934	3,300,337
Containers & Packaging — 0.8%
TriMas Corp.	72,008	2,782,389
Diversified Consumer Services — 0.9%
Grand Canyon Education, Inc. (a)	5,749	1,262,021
OneSpaWorld Holdings Ltd.	48,638	1,028,207
Stride, Inc. (a)	6,811	1,014,430
		3,304,658
BHFTII-139

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment — 0.8%
Powell Industries, Inc. (b)	9,391	$2,862,471
Electronic Equipment, Instruments & Components — 7.3%
Advanced Energy Industries, Inc.	7,820	1,330,495
Bel Fuse, Inc. - Class B	36,007	5,077,707
Crane NXT Co. (b)	47,033	3,154,503
Itron, Inc. (a)	9,743	1,213,588
Mirion Technologies, Inc. (a)	39,880	927,609
OSI Systems, Inc. (a)	4,793	1,194,608
TD SYNNEX Corp.	26,111	4,275,676
TTM Technologies, Inc. (a)	91,445	5,267,232
Vontier Corp.	97,598	4,096,188
		26,537,606
Energy Equipment & Services — 2.6%
Cactus, Inc. - Class A	21,219	837,514
Kodiak Gas Services, Inc.	79,209	2,928,357
Oceaneering International, Inc. (a)	78,820	1,953,159
Tidewater, Inc. (a) (b)	28,378	1,513,399
Weatherford International PLC	29,201	1,998,224
		9,230,653
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. - Class C (a)	57,972	2,411,055
Financial Services — 1.9%
EVERTEC, Inc.	25,773	870,612
Federal Agricultural Mortgage Corp. - Class C	19,603	3,292,912
Paymentus Holdings, Inc. - Class A (a)	15,158	463,835
WEX, Inc. (a) (b)	13,029	2,052,458
		6,679,817
Food Products — 1.3%
Nomad Foods Ltd.	164,095	2,157,849
Post Holdings, Inc. (a) (b)	22,952	2,466,881
		4,624,730
Gas Utilities — 1.5%
MDU Resources Group, Inc. (b)	120,632	2,148,456
UGI Corp.	93,173	3,098,934
		5,247,390
Health Care Equipment & Supplies — 2.2%
Artivion, Inc. (a)	13,742	581,836
Establishment Labs Holdings, Inc. (a) (b)	21,093	864,602
Glaukos Corp. (a)	6,856	559,107
Haemonetics Corp. (a)	40,165	1,957,642
Integer Holdings Corp. (a)	7,169	740,773
iRhythm Technologies, Inc. (a)	6,390	1,099,016
Lantheus Holdings, Inc. (a)	26,288	1,348,312
Merit Medical Systems, Inc. (a)	5,082	422,975
PROCEPT BioRobotics Corp. (a) (b)	14,748	526,356
		8,100,619
Security Description	Shares	Value
Health Care Providers & Services — 3.3%
Addus HomeCare Corp. (a)	18,802	$2,218,448
Concentra Group Holdings Parent, Inc.	152,072	3,182,867
Ensign Group, Inc.	5,193	897,195
HealthEquity, Inc. (a)	11,707	1,109,472
Omada Health, Inc. (a) (b)	33,322	736,749
Option Care Health, Inc. (a)	92,822	2,576,739
RadNet, Inc. (a)	17,265	1,315,766
		12,037,236
Health Care Technology — 0.2%
Phreesia, Inc. (a)	25,843	607,827
Hotels, Restaurants & Leisure — 2.2%
Churchill Downs, Inc.	31,465	3,052,420
First Watch Restaurant Group, Inc. (a)	38,104	595,947
Life Time Group Holdings, Inc. (a)	41,902	1,156,495
Pursuit Attractions & Hospitality, Inc. (a) (b)	54,874	1,985,341
Super Group SGHC Ltd.	46,764	617,285
Texas Roadhouse, Inc.	2,588	429,996
		7,837,484
Household Durables — 0.6%
KB Home	33,101	2,106,548
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp. (a)	9,095	3,868,831
Industrial REITs — 0.6%
STAG Industrial, Inc. (b)	64,885	2,289,792
Insurance — 2.1%
Aspen Insurance Holdings Ltd. - Class A (a)	37,753	1,385,913
Fidelis Insurance Holdings Ltd.	107,747	1,955,608
Kemper Corp.	33,206	1,711,769
Skyward Specialty Insurance Group, Inc. (a)	54,175	2,576,563
		7,629,853
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	16,150	601,265
IT Services — 0.7%
Grid Dynamics Holdings, Inc. (a)	42,986	331,422
Kyndryl Holdings, Inc. (a)	70,757	2,124,833
		2,456,255
Leisure Products — 0.8%
YETI Holdings, Inc. (a)	83,811	2,780,849
Machinery — 3.8%
Aebi Schmidt Holding AG	97,307	1,213,418
Allison Transmission Holdings, Inc.	15,923	1,351,544
Atmus Filtration Technologies, Inc.	67,537	3,045,244
Blue Bird Corp. (a)	54,249	3,122,030
ESCO Technologies, Inc.	7,574	1,598,947
Kadant, Inc.	6,858	2,040,804
BHFTII-140

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
RBC Bearings, Inc. (a)	3,586	$1,399,580
		13,771,567
Media — 0.5%
John Wiley & Sons, Inc. - Class A	47,788	1,933,980
Multi-Utilities — 0.5%
Avista Corp.	51,971	1,965,024
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp. (a)	99,052	3,324,185
California Resources Corp.	54,105	2,877,304
International Seaways, Inc. (b)	42,309	1,949,599
Magnolia Oil & Gas Corp. - Class A (b)	35,758	853,543
Viper Energy, Inc. - Class A	63,464	2,425,594
		11,430,225
Personal Care Products — 0.4%
BellRing Brands, Inc. (a)	37,353	1,357,782
Pharmaceuticals — 3.6%
ANI Pharmaceuticals, Inc. (a)	31,063	2,845,371
Axsome Therapeutics, Inc. (a)	7,316	888,528
Collegium Pharmaceutical, Inc. (a)	56,492	1,976,655
Ligand Pharmaceuticals, Inc. (a)	8,883	1,573,535
Supernus Pharmaceuticals, Inc. (a)	91,248	4,360,742
Tarsus Pharmaceuticals, Inc. (a)	8,611	511,752
Verona Pharma PLC (ADR) (a)	4,016	428,547
WaVe Life Sciences Ltd. (a)	64,339	470,961
		13,056,091
Professional Services — 2.6%
Alight, Inc. - Class A	406,191	1,324,183
Amentum Holdings, Inc. (a)	108,441	2,597,162
Concentrix Corp.	50,547	2,332,744
Huron Consulting Group, Inc. (a)	6,547	960,903
Korn Ferry	33,293	2,329,844
		9,544,836
Real Estate Management & Development — 0.9%
Colliers International Group, Inc.	21,787	3,403,347
Retail REITs — 1.0%
Agree Realty Corp. (b)	30,345	2,155,709
Curbline Properties Corp.	58,449	1,303,412
		3,459,121
Semiconductors & Semiconductor Equipment — 0.9%
MACOM Technology Solutions Holdings, Inc. (a)	11,249	1,400,388
Rambus, Inc. (a)	7,633	795,359
Silicon Laboratories, Inc. (a)	7,789	1,021,371
		3,217,118
Software — 4.7%
Agilysys, Inc. (a)	8,182	861,155
Bill Holdings, Inc. (a)	51,764	2,741,939
Security Description	Shares	Value
Software—(Continued)
Commvault Systems, Inc. (a)	6,663	$1,257,841
Five9, Inc. (a)	87,904	2,127,277
I3 Verticals, Inc. - Class A (a) (b)	47,006	1,525,815
Intapp, Inc. (a)	8,132	332,599
JFrog Ltd. (a)	13,368	632,707
Life360, Inc. (a) (b)	6,472	687,974
NCR Voyix Corp. (a) (b)	172,429	2,163,984
PagerDuty, Inc. (a)	106,182	1,754,127
Procore Technologies, Inc. (a)	13,281	968,450
Varonis Systems, Inc. (a)	25,273	1,452,439
Workiva, Inc. (a)	6,799	585,258
		17,091,565
Specialized REITs — 0.5%
PotlatchDeltic Corp.	40,987	1,670,220
Specialty Retail — 1.9%
Academy Sports & Outdoors, Inc.	17,948	897,759
Bath & Body Works, Inc.	85,760	2,209,178
Boot Barn Holdings, Inc. (a)	15,929	2,639,754
Warby Parker, Inc. - Class A (a)	35,814	987,750
		6,734,441
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. (a) (b)	21,785	1,820,137
Kontoor Brands, Inc.	20,562	1,640,231
Levi Strauss & Co. - Class A	82,122	1,913,442
		5,373,810
Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	4,897	1,278,362
Herc Holdings, Inc.	15,552	1,814,297
McGrath RentCorp	26,427	3,099,887
MRC Global, Inc. (a)	171,565	2,473,967
NPK International, Inc. (a)	241,007	2,725,789
SiteOne Landscape Supply, Inc. (a)	5,099	656,751
		12,049,053
Wireless Telecommunication Services — 1.3%
Array Digital Infrastructure, Inc.	93,369	4,669,384
Total Common Stocks (Cost $255,380,263)		354,916,330

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	39,365	0
BHFTII-141

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—1.9%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $6,844,598; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $6,980,947	6,844,028	$6,844,028
Total Short-Term Investments (Cost $6,844,028)		6,844,028

Securities Lending Reinvestments (e)—1.2%
Short-Term Investment Funds—0.9%
AB Government Money Market Portfolio, Institutional Class 3.960% (f)	169,010	169,010
Allspring Government Money Market Fund, Select Class 4.070% (f)	300,000	300,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (f)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (f)	300,000	300,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (f)	300,000	300,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (f)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (f)	400,000	400,000
		3,169,010

Repurchase Agreements—0.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $200,023; collateralized by various Common Stock with an aggregate market value of $222,467	200,000	200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $75,365; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $76,863	75,356	75,356
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $684,077; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $697,677	683,997	$683,997
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $80,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $81,694	80,092	80,092
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $110,013	100,000	100,000
		1,139,445
Total Securities Lending Reinvestments (Cost $4,308,455)		4,308,455
Total Investments—101.4% (Cost $266,532,746)		366,068,813
Other assets and liabilities (net)—(1.4)%		(4,962,799)
Net Assets—100.0%		$361,106,014

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $10,611,825 and the collateral received consisted of cash in the amount of
$4,308,455 and non-cash collateral with a value of $6,673,612. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$354,916,330	$—	$—	$354,916,330
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	6,844,028	—	6,844,028
Securities Lending Reinvestments
Short-Term Investment Funds	3,169,010	—	—	3,169,010
BHFTII-142

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$1,139,445	$—	$1,139,445
Total Securities Lending Reinvestments	3,169,010	1,139,445	—	4,308,455
Total Investments	$358,085,340	$7,983,473	$0	$366,068,813
Collateral for Securities Loaned (Liability)	$—	$(4,308,455)	$—	$(4,308,455)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-143

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.1%
AAR Corp. (a)	56,340	$5,052,008
ATI, Inc. (a)	57,456	4,673,471
Cadre Holdings, Inc.	50,031	1,826,632
Firefly Aerospace, Inc. (a)	37,641	1,103,634
Hexcel Corp.	53,137	3,331,690
Kratos Defense & Security Solutions, Inc. (a)	69,798	6,377,443
Mercury Systems, Inc. (a)	62,972	4,874,033
		27,238,911
Automobile Components — 3.2%
Dorman Products, Inc. (a)	23,584	3,676,274
Modine Manufacturing Co. (a)	18,020	2,561,723
Patrick Industries, Inc. (b)	43,885	4,539,026
		10,777,023
Banks — 1.9%
Bancorp, Inc. (a) (b)	57,375	4,296,813
Coastal Financial Corp. (a)	19,734	2,134,627
		6,431,440
Beverages — 1.3%
Vita Coco Co., Inc. (a)	104,576	4,441,343
Biotechnology — 7.9%
Akero Therapeutics, Inc. (a)	45,308	2,151,224
Alkermes PLC (a)	118,584	3,557,520
Insmed, Inc. (a)	20,689	2,979,423
Mirum Pharmaceuticals, Inc. (a)	46,327	3,396,232
Rhythm Pharmaceuticals, Inc. (a)	45,324	4,577,271
Scholar Rock Holding Corp. (a)	62,244	2,317,967
Vericel Corp. (a) (b)	86,443	2,720,361
Viridian Therapeutics, Inc. (a) (b)	133,239	2,875,298
Xenon Pharmaceuticals, Inc. (a)	55,062	2,210,739
		26,786,035
Broadline Retail — 0.6%
Pattern Group, Inc. - Class A (a)	142,622	1,953,921
Building Products — 0.7%
CSW Industrials, Inc.	10,061	2,442,308
Capital Markets — 5.9%
Hamilton Lane, Inc. - Class A	29,779	4,013,911
Marex Group PLC	84,178	2,830,064
P10, Inc. - Class A	171,009	1,860,578
Piper Sandler Cos.	13,070	4,535,159
PJT Partners, Inc. - Class A	28,809	5,120,224
WisdomTree, Inc. (b)	120,493	1,674,853
		20,034,789
Commercial Services & Supplies — 1.8%
ACV Auctions, Inc. - Class A (a)	166,785	1,652,839
Casella Waste Systems, Inc. - Class A (a)	45,486	4,315,712
		5,968,551
Security Description	Shares	Value
Communications Equipment — 2.1%
Calix, Inc. (a)	53,040	$3,255,065
Extreme Networks, Inc. (a)	190,932	3,942,746
		7,197,811
Construction & Engineering — 7.1%
Arcosa, Inc.	40,698	3,813,809
Construction Partners, Inc. - Class A (a)	52,814	6,707,378
Everus Construction Group, Inc. (a)	41,965	3,598,499
MYR Group, Inc. (a)	14,662	3,050,136
Sterling Infrastructure, Inc. (a) (b)	19,378	6,582,319
		23,752,141
Diversified Consumer Services — 3.8%
Grand Canyon Education, Inc. (a)	22,274	4,889,588
OneSpaWorld Holdings Ltd.	188,576	3,986,497
Stride, Inc. (a)	26,383	3,929,484
		12,805,569
Electronic Equipment, Instruments & Components — 5.4%
Advanced Energy Industries, Inc.	30,297	5,154,732
Itron, Inc. (a)	37,738	4,700,645
Mirion Technologies, Inc. (a)	155,247	3,611,045
OSI Systems, Inc. (a)	18,674	4,654,308
		18,120,730
Energy Equipment & Services — 2.0%
Cactus, Inc. - Class A	82,237	3,245,894
Oceaneering International, Inc. (a)	143,139	3,546,985
		6,792,879
Financial Services — 1.5%
EVERTEC, Inc.	99,836	3,372,460
Paymentus Holdings, Inc. - Class A (a)	59,008	1,805,645
		5,178,105
Health Care Equipment & Supplies — 5.5%
Artivion, Inc. (a)	53,490	2,264,767
Establishment Labs Holdings, Inc. (a) (b)	81,946	3,358,966
Glaukos Corp. (a)	26,536	2,164,011
Integer Holdings Corp. (a)	27,790	2,871,541
iRhythm Technologies, Inc. (a) (b)	24,894	4,281,519
Merit Medical Systems, Inc. (a)	19,831	1,650,534
PROCEPT BioRobotics Corp. (a) (b)	57,133	2,039,077
		18,630,415
Health Care Providers & Services — 4.7%
Ensign Group, Inc.	20,090	3,470,950
HealthEquity, Inc. (a)	45,357	4,298,483
Omada Health, Inc. (a) (b)	129,739	2,868,529
RadNet, Inc. (a)	66,887	5,097,458
		15,735,420
Health Care Technology — 0.7%
Phreesia, Inc. (a)	100,629	2,366,794
BHFTII-144

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 3.2%
First Watch Restaurant Group, Inc. (a)	148,412	$2,321,164
Life Time Group Holdings, Inc. (a)	162,242	4,477,879
Super Group SGHC Ltd.	182,074	2,403,377
Texas Roadhouse, Inc.	9,980	1,658,177
		10,860,597
Interactive Media & Services — 0.7%
Cargurus, Inc. (a)	62,914	2,342,288
IT Services — 0.4%
Grid Dynamics Holdings, Inc. (a)	166,268	1,281,926
Leisure Products — 0.7%
YETI Holdings, Inc. (a)	74,845	2,483,357
Machinery — 3.5%
ESCO Technologies, Inc.	29,310	6,187,634
RBC Bearings, Inc. (a)	13,895	5,423,080
		11,610,714
Oil, Gas & Consumable Fuels — 1.0%
Magnolia Oil & Gas Corp. - Class A (b)	138,513	3,306,305
Pharmaceuticals — 5.6%
Axsome Therapeutics, Inc. (a)	28,372	3,445,779
Ligand Pharmaceuticals, Inc. (a)	34,422	6,097,513
Supernus Pharmaceuticals, Inc. (a)	79,407	3,794,861
Tarsus Pharmaceuticals, Inc. (a)	33,516	1,991,856
Verona Pharma PLC (ADR) (a)	15,254	1,627,754
WaVe Life Sciences Ltd. (a)	249,714	1,827,907
		18,785,670
Professional Services — 1.1%
Huron Consulting Group, Inc. (a)	25,363	3,722,527
Semiconductors & Semiconductor Equipment — 3.7%
MACOM Technology Solutions Holdings, Inc. (a)	43,577	5,424,901
Rambus, Inc. (a)	29,717	3,096,511
Silicon Laboratories, Inc. (a)	30,184	3,958,028
		12,479,440
Software — 7.8%
Agilysys, Inc. (a)	31,656	3,331,794
Commvault Systems, Inc. (a)	25,959	4,900,540
Intapp, Inc. (a)	31,658	1,294,812
JFrog Ltd. (a)	52,053	2,463,668
Life360, Inc. (a)	25,202	2,678,973
Procore Technologies, Inc. (a)	51,455	3,752,098
Varonis Systems, Inc. (a)	97,912	5,627,003
Workiva, Inc. (a)	26,286	2,262,699
		26,311,587
Specialty Retail — 2.2%
Boot Barn Holdings, Inc. (a)	22,486	3,726,380
Warby Parker, Inc. - Class A (a)	138,739	3,826,421
		7,552,801
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	18,974	$4,953,162
McGrath RentCorp	21,433	2,514,091
SiteOne Landscape Supply, Inc. (a)	19,751	2,543,929
		10,011,182
Total Common Stocks (Cost $238,665,207)		327,402,579

Short-Term Investments—3.0%
Repurchase Agreement—3.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $10,349,556; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $10,555,790	10,348,694	10,348,694
Total Short-Term Investments (Cost $10,348,694)		10,348,694

Securities Lending Reinvestments (c)—1.0%
Short-Term Investment Funds—0.9%
AB Government Money Market Portfolio, Institutional Class 3.960% (d)	5,000	5,000
Allspring Government Money Market Fund, Select Class 4.070% (d)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (d)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (d)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (d)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (d)	500,000	500,000
		3,005,000

Repurchase Agreements—0.1%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $7,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $7,162	7,022	7,022
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $250,477; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $255,456	250,448	250,448
BHFTII-145

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $7,464; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $7,612	7,463	$7,463
		264,933
Total Securities Lending Reinvestments (Cost $3,269,933)		3,269,933
Total Investments—101.1% (Cost $252,283,834)		341,021,206
Other assets and liabilities (net)—(1.1)%		(3,730,902)
Net Assets—100.0%		$337,290,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $8,857,519 and the collateral received consisted of cash in the amount of
$3,269,933 and non-cash collateral with a value of $6,017,974. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$327,402,579	$—	$—	$327,402,579
Total Short-Term Investments*	—	10,348,694	—	10,348,694
Securities Lending Reinvestments
Short-Term Investment Funds	3,005,000	—	—	3,005,000
Repurchase Agreements	—	264,933	—	264,933
Total Securities Lending Reinvestments	3,005,000	264,933	—	3,269,933
Total Investments	$330,407,579	$10,613,627	$—	$341,021,206
Collateral for Securities Loaned (Liability)	$—	$(3,269,933)	$—	$(3,269,933)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-146

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—45.5% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.6%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	$695,932
4.580%, 04/02/29	2,100,000	2,098,049
4.670%, 12/02/27	1,000,000	1,000,745
Federal Home Loan Banks
4.000%, 10/09/26	2,500,000	2,505,902
4.000%, 03/10/27	500,000	501,972
5.500%, 07/15/36	2,000,000	2,186,930
Federal Home Loan Mortgage Corp.
4.500%, 05/23/30	4,000,000	4,023,257
6.250%, 07/15/32	1,100,000	1,249,030
Federal National Mortgage Association
0.750%, 10/08/27	750,000	708,374
6.625%, 11/15/30 (a)	1,450,000	1,639,363
7.250%, 05/15/30 (a)	1,300,000	1,491,689
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,336,441
4.375%, 08/01/34	500,000	505,468
		19,943,152
U.S. Treasury — 44.9%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,611,188
1.125%, 08/15/40	3,200,000	2,016,500
1.250%, 05/15/50	6,400,000	3,140,000
1.375%, 11/15/40	6,000,000	3,912,188
1.375%, 08/15/50	7,100,000	3,569,969
1.625%, 11/15/50	5,200,000	2,790,125
1.750%, 08/15/41 (a)	7,000,000	4,749,063
1.875%, 02/15/41	7,000,000	4,918,594
1.875%, 02/15/51	11,000,000	6,282,031
1.875%, 11/15/51	9,500,000	5,374,922
2.000%, 11/15/41	9,100,000	6,389,906
2.000%, 02/15/50	6,400,000	3,827,000
2.000%, 08/15/51	9,600,000	5,623,500
2.250%, 05/15/41	3,700,000	2,740,891
2.250%, 08/15/46	3,000,000	2,000,156
2.250%, 08/15/49	6,000,000	3,829,688
2.250%, 02/15/52	5,400,000	3,348,844
2.375%, 02/15/42	6,700,000	4,963,234
2.375%, 11/15/49	3,000,000	1,962,656
2.375%, 05/15/51	5,300,000	3,409,391
2.500%, 02/15/45	4,000,000	2,865,000
2.500%, 05/15/46	4,800,000	3,373,500
2.750%, 08/15/42	4,820,000	3,750,563
2.750%, 11/15/42	1,200,000	928,875
2.750%, 08/15/47	3,000,000	2,174,063
2.750%, 11/15/47	9,000,000	6,503,906
2.875%, 05/15/43	3,260,000	2,552,988
2.875%, 08/15/45	2,200,000	1,671,313
2.875%, 11/15/46 (a)	2,000,000	1,496,875
2.875%, 05/15/49	16,100,000	11,742,937
2.875%, 05/15/52	10,900,000	7,776,469
3.000%, 11/15/44 (a)	2,600,000	2,034,094
3.000%, 05/15/45	3,100,000	2,412,672
3.000%, 02/15/47	3,000,000	2,289,844
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 05/15/47	2,800,000	$2,131,500
3.000%, 02/15/48	1,300,000	981,500
3.000%, 08/15/48	7,700,000	5,788,234
3.000%, 02/15/49	6,300,000	4,717,125
3.000%, 08/15/52	9,200,000	6,728,937
3.125%, 11/15/41	1,500,000	1,248,984
3.125%, 02/15/43	3,270,000	2,668,116
3.125%, 08/15/44	2,700,000	2,161,688
3.125%, 05/15/48	2,500,000	1,927,344
3.250%, 05/15/42	3,100,000	2,604,484
3.375%, 08/15/42	2,200,000	1,874,125
3.375%, 05/15/44	3,000,000	2,502,656
3.375%, 11/15/48	6,000,000	4,818,750
3.500%, 02/15/39	1,872,000	1,712,003
3.625%, 08/15/43	2,600,000	2,268,500
3.625%, 02/15/44	2,420,000	2,100,106
3.625%, 02/15/53	4,300,000	3,554,891
3.625%, 05/15/53	7,600,000	6,277,125
3.750%, 08/15/41	1,300,000	1,180,969
3.750%, 11/15/43	3,400,000	3,010,063
3.875%, 02/15/43	9,000,000	8,167,500
3.875%, 05/15/43	7,600,000	6,883,937
4.000%, 11/15/42	3,100,000	2,866,047
4.000%, 11/15/52 (a)	10,000,000	8,848,437
4.125%, 08/15/44	3,000,000	2,784,844
4.125%, 08/15/53	7,700,000	6,960,078
4.250%, 11/15/40 (a)	1,780,000	1,729,659
4.250%, 02/15/54	4,100,000	3,784,813
4.250%, 08/15/54	7,200,000	6,647,625
4.375%, 11/15/39	1,900,000	1,884,266
4.375%, 05/15/40	1,220,000	1,207,038
4.375%, 05/15/41	1,350,000	1,325,742
4.375%, 08/15/43	2,200,000	2,123,344
4.500%, 02/15/36	600,000	619,313
4.500%, 05/15/38	1,500,000	1,531,641
4.500%, 08/15/39	2,000,000	2,014,375
4.500%, 02/15/44	4,200,000	4,107,469
4.500%, 11/15/54	8,200,000	7,896,344
4.625%, 02/15/40	1,300,000	1,322,547
4.625%, 05/15/44	8,000,000	7,941,250
4.625%, 11/15/44 (a)	2,100,000	2,080,969
4.625%, 05/15/54	5,700,000	5,600,250
4.625%, 02/15/55 (a)	6,300,000	6,193,687
4.750%, 02/15/41	1,900,000	1,948,984
4.750%, 11/15/43	9,800,000	9,904,125
4.750%, 02/15/45	8,200,000	8,252,531
4.750%, 11/15/53	9,800,000	9,816,844
5.250%, 02/15/29	750,000	788,145
6.250%, 05/15/30	2,500,000	2,761,914
U.S. Treasury Notes
0.375%, 07/31/27 (a)	3,100,000	2,922,598
0.375%, 09/30/27	6,300,000	5,909,941
0.500%, 04/30/27	4,000,000	3,808,438
0.500%, 10/31/27	3,800,000	3,564,578
0.625%, 11/30/27	7,000,000	6,569,062
BHFTII-147

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.625%, 12/31/27	7,200,000	$6,739,875
0.625%, 05/15/30 (a)	8,000,000	6,954,375
0.625%, 08/15/30	13,800,000	11,898,187
0.750%, 01/31/28	6,100,000	5,712,078
0.875%, 11/15/30	7,700,000	6,676,742
1.000%, 07/31/28	4,000,000	3,719,063
1.125%, 10/31/26 (a)	14,100,000	13,715,004
1.125%, 02/29/28	1,200,000	1,131,563
1.125%, 08/31/28	6,000,000	5,587,500
1.125%, 02/15/31	7,500,000	6,554,297
1.250%, 11/30/26	2,100,000	2,041,348
1.250%, 12/31/26	3,800,000	3,687,039
1.250%, 03/31/28	5,100,000	4,813,523
1.250%, 04/30/28	6,000,000	5,652,187
1.250%, 05/31/28	3,400,000	3,196,266
1.250%, 06/30/28	5,900,000	5,535,859
1.250%, 09/30/28	6,000,000	5,596,406
1.250%, 08/15/31	21,800,000	18,857,000
1.375%, 10/31/28	3,300,000	3,083,695
1.375%, 11/15/31	19,900,000	17,225,937
1.500%, 01/31/27	19,900,000	19,337,980
1.500%, 11/30/28	14,200,000	13,295,859
1.500%, 02/15/30 (a)	8,300,000	7,568,562
1.625%, 08/15/29	7,900,000	7,329,719
1.625%, 05/15/31	13,200,000	11,754,187
1.750%, 01/31/29	5,000,000	4,704,297
1.875%, 02/28/27	8,700,000	8,485,559
1.875%, 02/28/29	2,100,000	1,980,891
1.875%, 02/15/32	9,200,000	8,162,844
2.000%, 11/15/26	7,300,000	7,162,555
2.250%, 02/15/27	4,300,000	4,218,031
2.250%, 08/15/27	6,100,000	5,948,691
2.250%, 11/15/27	2,600,000	2,527,891
2.375%, 05/15/27	10,000,000	9,799,219
2.375%, 03/31/29	4,200,000	4,023,797
2.375%, 05/15/29	6,800,000	6,504,094
2.500%, 03/31/27 (a)	5,100,000	5,014,336
2.625%, 05/31/27	4,000,000	3,933,750
2.625%, 02/15/29	8,300,000	8,031,547
2.750%, 04/30/27	7,200,000	7,100,719
2.750%, 07/31/27	15,600,000	15,356,250
2.750%, 02/15/28	6,000,000	5,881,406
2.750%, 05/31/29	13,800,000	13,366,594
2.750%, 08/15/32	8,700,000	8,088,281
2.875%, 05/15/28	5,900,000	5,789,836
2.875%, 08/15/28	6,000,000	5,879,062
2.875%, 05/15/32	10,500,000	9,871,641
3.125%, 11/15/28	8,000,000	7,878,125
3.125%, 08/31/29	5,300,000	5,191,516
3.250%, 06/30/27 (a)	4,200,000	4,172,766
3.375%, 09/15/27	15,400,000	15,330,219
3.375%, 05/15/33	7,300,000	7,012,562
3.500%, 01/31/28	4,000,000	3,989,375
3.500%, 04/30/28	12,300,000	12,265,406
3.500%, 09/30/29	8,500,000	8,440,898
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 01/31/30	11,300,000	$11,204,656
3.500%, 04/30/30	8,300,000	8,220,891
3.500%, 02/15/33	10,700,000	10,389,031
3.625%, 03/31/28 (a)	6,200,000	6,201,937
3.625%, 08/31/29	12,000,000	11,971,875
3.625%, 03/31/30	5,200,000	5,178,875
3.750%, 08/15/27	15,200,000	15,231,469
3.750%, 04/15/28	15,100,000	15,147,187
3.750%, 05/15/28 (a)	7,000,000	7,022,969
3.750%, 12/31/28 (a)	15,300,000	15,349,008
3.750%, 12/31/30	11,400,000	11,389,312
3.750%, 08/31/31	10,000,000	9,954,687
3.875%, 10/15/27	15,200,000	15,276,000
3.875%, 11/30/27	4,000,000	4,021,250
3.875%, 12/31/27	500,000	502,734
3.875%, 06/15/28	4,000,000	4,026,250
3.875%, 09/30/29	4,900,000	4,933,688
3.875%, 12/31/29	8,200,000	8,253,172
3.875%, 04/30/30	7,900,000	7,950,610
3.875%, 06/30/30	8,000,000	8,049,375
3.875%, 08/15/33	19,900,000	19,738,312
3.875%, 08/15/34	14,000,000	13,787,812
4.000%, 01/15/27	6,000,000	6,022,734
4.000%, 12/15/27	8,100,000	8,167,078
4.000%, 02/29/28	12,100,000	12,206,820
4.000%, 06/30/28	3,000,000	3,029,531
4.000%, 01/31/29	8,200,000	8,289,047
4.000%, 07/31/29	5,900,000	5,965,914
4.000%, 10/31/29	5,000,000	5,056,641
4.000%, 02/28/30	2,000,000	2,023,438
4.000%, 03/31/30 (a)	4,000,000	4,045,938
4.000%, 07/31/30	14,900,000	15,068,789
4.000%, 01/31/31	11,200,000	11,318,125
4.000%, 04/30/32	2,000,000	2,011,875
4.000%, 02/15/34	8,300,000	8,279,250
4.125%, 10/31/26	15,100,000	15,166,062
4.125%, 01/31/27	17,000,000	17,092,305
4.125%, 02/15/27	5,900,000	5,934,340
4.125%, 09/30/27	4,000,000	4,038,438
4.125%, 10/31/27	5,900,000	5,959,922
4.125%, 11/15/27	15,100,000	15,255,719
4.125%, 07/31/28	12,100,000	12,260,703
4.125%, 03/31/29	13,100,000	13,299,570
4.125%, 10/31/29 (a)	15,100,000	15,341,836
4.125%, 08/31/30	4,100,000	4,168,867
4.125%, 07/31/31	3,100,000	3,147,469
4.125%, 10/31/31	11,200,000	11,365,375
4.125%, 02/29/32	16,100,000	16,318,859
4.125%, 11/15/32	18,200,000	18,410,437
4.250%, 11/30/26	9,000,000	9,053,789
4.250%, 12/31/26	15,000,000	15,097,266
4.250%, 02/15/28	4,900,000	4,969,672
4.250%, 02/28/29	15,000,000	15,285,937
4.250%, 06/30/29	2,000,000	2,039,844
4.250%, 01/31/30	3,100,000	3,165,875
BHFTII-148

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 02/28/31	6,000,000	$6,135,469
4.250%, 06/30/31	11,100,000	11,342,812
4.250%, 11/15/34	14,300,000	14,465,344
4.250%, 05/15/35	12,100,000	12,213,437
4.250%, 08/15/35	11,500,000	11,593,437
4.375%, 12/15/26	10,000,000	10,078,125
4.375%, 07/15/27 (a)	5,900,000	5,974,441
4.375%, 08/31/28	7,100,000	7,244,773
4.375%, 11/30/28	2,000,000	2,043,438
4.375%, 12/31/29	8,000,000	8,208,125
4.375%, 11/30/30	3,000,000	3,085,078
4.375%, 05/15/34	21,000,000	21,488,906
4.500%, 04/15/27	9,000,000	9,111,445
4.500%, 05/15/27	14,900,000	15,094,981
4.500%, 12/31/31	3,900,000	4,035,586
4.500%, 11/15/33	13,700,000	14,166,656
4.625%, 11/15/26	8,000,000	8,078,438
4.625%, 06/15/27	14,900,000	15,137,469
4.625%, 09/30/28	5,800,000	5,963,125
4.625%, 04/30/29	14,800,000	15,272,906
4.625%, 09/30/30	4,000,000	4,157,813
4.625%, 04/30/31	10,800,000	11,243,812
4.625%, 05/31/31	10,800,000	11,242,969
4.625%, 02/15/35	10,300,000	10,705,562
4.875%, 10/31/28	11,800,000	12,221,297
4.875%, 10/31/30	4,800,000	5,046,000
		1,521,844,798
Total U.S. Treasury & Government Agencies (Cost $1,582,172,919)		1,541,787,950

Corporate Bonds & Notes—25.3%
Aerospace/Defense — 0.5%
Boeing Co.
5.150%, 05/01/30 (a)	2,300,000	2,360,398
5.805%, 05/01/50	3,200,000	3,197,248
5.930%, 05/01/60	1,100,000	1,101,386
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	459,000	449,453
General Dynamics Corp.
4.950%, 08/15/35 (a)	1,000,000	1,018,410
General Electric Co.
7.500%, 08/21/35	100,000	120,258
L3Harris Technologies, Inc.
5.400%, 01/15/27 (a)	1,500,000	1,524,540
Lockheed Martin Corp.
4.090%, 09/15/52 (a)	954,000	770,746
Northrop Grumman Corp.
3.250%, 01/15/28 (a)	1,100,000	1,081,619
Northrop Grumman Systems Corp.
7.750%, 02/15/31 (a)	515,000	596,658
RTX Corp.
3.125%, 05/04/27 (a)	1,000,000	985,640
4.500%, 06/01/42	1,645,000	1,487,212
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
RTX Corp.
6.100%, 03/15/34 (a)	1,800,000	$1,970,064
7.500%, 09/15/29 (a)	200,000	223,568
		16,887,200
Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,200,000	1,227,432
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,190,696
5.350%, 08/15/32 (a)	1,000,000	1,034,440
Philip Morris International, Inc.
4.875%, 11/15/43	1,100,000	1,024,661
5.250%, 02/13/34 (a)	5,000,000	5,161,600
		9,638,829
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (a)	1,000,000	1,012,350
United Airlines Pass-Through Trust
5.875%, 08/15/38	965,522	984,281
		1,996,631
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (a)	1,000,000	984,830
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29 (a)	1,000,000	940,150
2.300%, 09/09/26 (a)	300,000	295,326
5.200%, 03/05/35 (a)	1,000,000	1,014,850
Cummins, Inc.
5.300%, 05/09/35 (a)	1,000,000	1,032,060
Ford Motor Credit Co. LLC
5.800%, 03/05/27 (a)	3,000,000	3,031,500
6.800%, 05/12/28 (a)	2,500,000	2,595,850
General Motors Co.
5.200%, 04/01/45 (a)	2,500,000	2,248,875
General Motors Financial Co., Inc.
4.350%, 01/17/27 (a)	2,000,000	2,002,100
5.950%, 04/04/34 (a)	1,000,000	1,039,350
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	550,000	654,990
PACCAR Financial Corp.
4.550%, 03/03/28 (a)	1,000,000	1,015,220
Toyota Motor Credit Corp.
3.375%, 04/01/30 (a)	2,600,000	2,517,502
4.650%, 01/05/29	1,000,000	1,018,040
		19,405,813
Banks — 5.3%
Banco Santander SA
4.379%, 04/12/28	2,200,000	2,207,150
5.439%, 07/15/31 (a)	2,000,000	2,099,700
BHFTII-149

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (b)	2,000,000	$1,821,780
3.593%, 3M TSFR + 1.632%, 07/21/28 (a) (b)	3,200,000	3,171,136
4.083%, 3M TSFR + 3.412%, 03/20/51 (b)	8,500,000	6,918,235
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,168,882
5.288%, SOFR + 1.910%, 04/25/34 (a) (b)	2,400,000	2,482,824
5.875%, 02/07/42 (a)	1,500,000	1,606,440
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,787,814
4.942%, SOFR + 0.887%, 02/11/31 (a) (b)	2,000,000	2,054,780
Bank of Nova Scotia
4.850%, 02/01/30 (a)	1,000,000	1,023,000
4.932%, SOFR + 0.890%, 02/14/29 (a) (b)	1,000,000	1,016,570
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (a) (b)	2,000,000	2,042,880
6.224%, SOFR + 2.980%, 05/09/34 (b)	2,000,000	2,150,560
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (a) (b)	2,000,000	2,063,760
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a) (b)	2,500,000	2,299,625
3.200%, 10/21/26	1,700,000	1,685,465
4.412%, SOFR + 3.914%, 03/31/31 (b)	2,900,000	2,894,403
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	7,000,000	7,183,330
Cooperatieve Rabobank UA
5.750%, 12/01/43 (a)	1,200,000	1,224,468
Deutsche Bank AG
5.297%, SOFR + 1.720%, 05/09/31 (a) (b)	1,000,000	1,023,720
Goldman Sachs Group, Inc.
3.850%, 01/26/27 (a)	1,900,000	1,895,079
4.223%, 3M TSFR + 1.563%, 05/01/29 (a) (b)	1,900,000	1,902,090
5.016%, SOFR + 1.420%, 10/23/35 (a) (b)	5,400,000	5,436,612
6.125%, 02/15/33 (a)	2,075,000	2,285,488
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (b)	2,000,000	1,970,120
5.130%, SOFR + 1.040%, 11/19/28 (a) (b)	6,000,000	6,105,780
6.500%, 09/15/37	1,205,000	1,313,076
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (a) (b)	1,000,000	1,041,650
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,078,120
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a) (b)	2,100,000	1,856,400
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,855,020
2.950%, 10/01/26	2,000,000	1,980,780
3.157%, 3M TSFR + 1.460%, 04/22/42 (a) (b)	4,900,000	3,815,679
3.882%, 3M TSFR + 1.622%, 07/24/38 (b)	1,000,000	900,450
3.964%, 3M TSFR + 1.642%, 11/15/48 (b)	2,400,000	1,961,352
5.350%, SOFR + 1.845%, 06/01/34 (a) (b)	2,900,000	3,020,669
5.534%, SOFR + 1.550%, 11/29/45 (a) (b)	2,000,000	2,055,420
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29 (a)	2,000,000	1,857,240
3.750%, 02/15/28	2,000,000	2,003,800
3.750%, 07/15/30	2,000,000	1,998,440
4.375%, 03/01/27 (a)	1,500,000	1,513,200
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	1,003,340
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
3.574%, 11/07/28	1,800,000	$1,776,348
5.590%, 1Y H15 + 1.200%, 11/26/35 (a) (b)	2,000,000	2,076,840
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26 (a)	1,000,000	998,440
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,054,640
5.574%, 1Y H15 + 0.950%, 01/16/36 (a) (b)	2,000,000	2,092,560
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (a)	1,800,000	1,800,594
5.098%, 1Y H15 + 0.820%, 05/13/31 (a) (b)	2,000,000	2,053,180
Morgan Stanley
4.300%, 01/27/45	1,900,000	1,666,604
4.350%, 09/08/26 (a)	3,800,000	3,806,916
7.250%, 04/01/32 (a)	1,850,000	2,140,617
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (b)	10,000,000	10,220,200
National Australia Bank Ltd.
4.901%, 01/14/30 (a)	1,000,000	1,030,930
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	2,000,000	2,037,220
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (a)	500,000	505,890
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,977,311
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,071,580
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (a) (b)	1,000,000	1,008,590
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,046,820
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a) (b)	1,000,000	1,032,730
State Street Corp.
5.146%, SOFR + 1.217%, 02/28/36 (a) (b)	1,500,000	1,531,980
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,047,850
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26 (a)	4,700,000	4,647,877
Toronto-Dominion Bank
4.994%, 04/05/29 (a)	4,000,000	4,104,240
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (b)	2,000,000	1,974,980
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (a) (b)	2,000,000	2,106,240
5.775%, SOFR + 2.020%, 06/12/29 (b)	2,000,000	2,081,760
UBS Group AG
4.550%, 04/17/26 (a)	1,700,000	1,703,638
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	2,271,288
3.000%, 10/23/26 (a)	2,000,000	1,979,480
5.499%, SOFR + 1.780%, 01/23/35 (a) (b)	8,000,000	8,342,400
5.557%, SOFR + 1.990%, 07/25/34 (a) (b)	1,500,000	1,575,555
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (b)	1,700,000	1,526,226
5.618%, 1Y H15 + 1.200%, 11/20/35 (a) (b)	2,000,000	2,061,560
		181,129,411
BHFTII-150

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, 02/01/46	3,400,000	$3,182,298
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,012,874
5.550%, 01/23/49 (a)	1,900,000	1,921,888
Coca-Cola Co.
1.650%, 06/01/30 (a)	2,400,000	2,157,432
5.300%, 05/13/54 (a)	1,000,000	995,700
Constellation Brands, Inc.
4.800%, 01/15/29 (a)	2,000,000	2,029,500
Diageo Capital PLC
2.375%, 10/24/29 (a)	1,400,000	1,309,798
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (a)	1,200,000	1,206,828
PepsiCo, Inc.
2.750%, 03/19/30 (a)	800,000	755,920
4.450%, 04/14/46	1,300,000	1,162,109
4.500%, 07/17/29 (a)	2,000,000	2,036,280
		17,770,627
Biotechnology — 0.2%
Amgen, Inc.
2.000%, 01/15/32 (a)	1,600,000	1,387,840
4.663%, 06/15/51	1,000,000	873,460
5.650%, 03/02/53 (a)	1,000,000	998,120
Gilead Sciences, Inc.
5.600%, 11/15/64	2,000,000	2,024,080
		5,283,500
Building Materials — 0.1%
Carrier Global Corp.
2.493%, 02/15/27	2,000,000	1,957,980
CRH SMW Finance DAC
5.125%, 01/09/30 (a)	1,000,000	1,029,460
Owens Corning
5.700%, 06/15/34 (a)	1,000,000	1,053,130
Trane Technologies Financing Ltd.
3.800%, 03/21/29	1,000,000	989,320
		5,029,890
Chemicals — 0.3%
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	815,480
5.150%, 02/15/34 (a)	2,000,000	2,005,140
DuPont de Nemours, Inc.
5.419%, 11/15/48 (a)	1,000,000	989,110
LyondellBasell Industries NV
4.625%, 02/26/55 (a)	1,400,000	1,100,232
Nutrien Ltd.
4.200%, 04/01/29 (a)	1,000,000	998,110
Sherwin-Williams Co.
3.450%, 06/01/27 (a)	1,000,000	990,810
4.500%, 06/01/47 (a)	1,500,000	1,296,780
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Westlake Corp.
3.125%, 08/15/51	500,000	$310,670
		8,506,332
Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30 (a)	900,000	833,058
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	699,432
PayPal Holdings, Inc.
2.850%, 10/01/29 (a)	2,000,000	1,906,920
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	1,005,310
Quanta Services, Inc.
5.250%, 08/09/34 (a)	1,000,000	1,023,830
S&P Global, Inc.
2.300%, 08/15/60	800,000	417,264
Yale University
2.402%, 04/15/50	2,000,000	1,216,400
		7,102,214
Computers — 0.5%
Apple, Inc.
1.650%, 02/08/31	3,900,000	3,455,868
2.550%, 08/20/60	1,000,000	584,860
2.650%, 02/08/51	1,500,000	952,425
3.350%, 08/08/32 (a)	2,300,000	2,196,178
4.650%, 02/23/46 (a)	1,000,000	934,590
Dell International LLC/EMC Corp.
5.300%, 10/01/29 (a)	1,800,000	1,858,770
HP, Inc.
4.000%, 04/15/29 (a)	1,000,000	987,960
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (a)	2,000,000	2,023,220
International Business Machines Corp.
3.300%, 05/15/26 (a)	1,900,000	1,890,462
4.000%, 06/20/42 (a)	1,200,000	1,019,340
		15,903,673
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (a)	1,100,000	971,080
Haleon U.S. Capital LLC
3.625%, 03/24/32 (a)	1,300,000	1,231,698
Kenvue, Inc.
5.050%, 03/22/53 (a)	400,000	371,868
Procter & Gamble Co.
3.550%, 03/25/40 (a)	900,000	784,350
4.550%, 01/29/34 (a)	1,000,000	1,015,740
Unilever Capital Corp.
2.900%, 05/05/27	1,500,000	1,478,970
		5,853,706
BHFTII-151

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (a)	1,000,000	$921,640
3.650%, 07/21/27 (a)	1,900,000	1,883,508
5.375%, 12/15/31 (a)	1,000,000	1,034,630
American Express Co.
3.300%, 05/03/27 (a)	3,000,000	2,970,660
5.442%, SOFR + 1.320%, 01/30/36 (a) (b)	1,000,000	1,038,690
Blackrock, Inc.
4.750%, 05/25/33 (a)	1,000,000	1,022,090
Brookfield Capital Finance LLC
6.087%, 06/14/33 (a)	500,000	538,500
Brookfield Finance, Inc.
3.900%, 01/25/28 (a)	2,600,000	2,581,072
Capital One Financial Corp.
3.800%, 01/31/28 (a)	1,800,000	1,785,744
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,552,935
Charles Schwab Corp.
4.625%, 03/22/30	900,000	918,306
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	519,255
5.853%, SOFR + 2.500%, 05/19/34 (b)	2,400,000	2,568,384
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	669,330
Jefferies Financial Group, Inc.
5.875%, 07/21/28 (a)	1,000,000	1,041,000
Mastercard, Inc.
3.350%, 03/26/30 (a)	1,700,000	1,655,290
Nasdaq, Inc.
3.950%, 03/07/52 (a)	700,000	540,617
Nomura Holdings, Inc.
2.679%, 07/16/30 (a)	1,000,000	918,610
6.070%, 07/12/28 (a)	1,000,000	1,046,400
ORIX Corp.
5.400%, 02/25/35 (a)	1,000,000	1,030,940
Private Export Funding Corp.
1.400%, 07/15/28	500,000	465,820
Visa, Inc.
1.100%, 02/15/31 (a)	3,100,000	2,670,216
Voya Financial, Inc.
4.700%, 01/23/48 (a)	1,000,000	964,920
		30,338,557
Electric — 2.2%
Appalachian Power Co.
3.700%, 05/01/50 (a)	900,000	656,001
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,151,644
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,462,455
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	598,401
5.950%, 06/01/55 (a)	1,000,000	1,065,110
Connecticut Light & Power Co.
4.000%, 04/01/48	1,000,000	807,640
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,719,176
Security Description	Principal Amount*	Value

Electric—(Continued)
Constellation Energy Generation LLC
5.600%, 03/01/28 (a)	1,000,000	$1,033,310
Dominion Energy, Inc.
4.600%, 03/15/49	800,000	676,032
DTE Electric Co.
3.700%, 03/15/45	1,000,000	789,410
Duke Energy Carolinas LLC
3.550%, 03/15/52 (a)	1,000,000	735,740
5.300%, 02/15/40 (a)	2,000,000	2,030,960
Duke Energy Corp.
2.650%, 09/01/26 (a)	1,000,000	987,870
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	4,121,442
Entergy Louisiana LLC
4.000%, 03/15/33 (a)	1,000,000	960,040
5.800%, 03/15/55 (a)	1,000,000	1,025,770
Evergy, Inc.
2.900%, 09/15/29	500,000	473,975
Exelon Corp.
3.400%, 04/15/26	1,000,000	995,740
5.600%, 03/15/53 (a)	1,000,000	979,040
5.625%, 06/15/35 (a)	500,000	521,225
Florida Power & Light Co.
5.950%, 02/01/38 (a)	1,700,000	1,847,169
Georgia Power Co.
4.300%, 03/15/42 (a)	2,000,000	1,765,660
Indiana Michigan Power Co.
5.625%, 04/01/53 (a)	2,500,000	2,506,250
Louisville Gas & Electric Co.
4.250%, 04/01/49 (a)	800,000	654,744
MidAmerican Energy Co.
3.650%, 04/15/29 (a)	1,700,000	1,675,775
4.250%, 07/15/49	1,500,000	1,254,240
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (a)	1,800,000	1,672,686
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (a)	7,500,000	7,672,050
5.550%, 03/15/54 (a)	1,000,000	980,670
Northern States Power Co.
2.600%, 06/01/51	1,700,000	1,059,440
6.250%, 06/01/36	1,200,000	1,328,256
NSTAR Electric Co.
5.200%, 03/01/35	1,500,000	1,529,115
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	609,354
5.350%, 04/01/35 (144A) (a)	1,000,000	1,034,690
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	2,673,540
5.900%, 10/01/54 (a)	2,500,000	2,443,850
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	158,240
5.212%, 12/01/49	500,000	484,705
Public Service Electric & Gas Co.
1.900%, 08/15/31 (a)	1,600,000	1,403,664
4.900%, 08/15/35 (a)	1,000,000	1,007,710
Sempra
3.400%, 02/01/28	1,100,000	1,079,034
BHFTII-152

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Sempra
6.400%, 5Y H15 + 2.632%, 10/01/54 (a) (b)	1,600,000	$1,635,888
Southern California Edison Co.
3.650%, 03/01/28	900,000	883,908
4.000%, 04/01/47	1,000,000	754,890
5.450%, 03/01/35	1,000,000	1,011,490
Southern Co.
4.850%, 06/15/28 (a)	2,000,000	2,037,260
Southwestern Electric Power Co.
4.100%, 09/15/28	1,800,000	1,796,184
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,764,612
Virginia Electric & Power Co.
5.550%, 08/15/54 (a)	5,600,000	5,546,016
		73,062,071
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (a)	500,000	443,515
Electronics — 0.1%
Honeywell International, Inc.
5.000%, 03/01/35 (a)	2,000,000	2,031,200
5.250%, 03/01/54 (a)	1,600,000	1,539,184
		3,570,384
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34	1,000,000	1,035,740
Waste Connections, Inc.
2.200%, 01/15/32 (a)	500,000	439,665
Waste Management, Inc.
3.150%, 11/15/27 (a)	1,800,000	1,770,426
		3,245,831
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28	1,300,000	1,314,092
General Mills, Inc.
4.200%, 04/17/28 (a)	1,500,000	1,502,385
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.500%, 12/01/52	2,400,000	2,529,672
Kraft Heinz Foods Co.
5.000%, 07/15/35 (a)	1,600,000	1,589,600
Kroger Co.
2.200%, 05/01/30 (a)	1,000,000	914,620
5.500%, 09/15/54 (a)	1,100,000	1,071,411
Sysco Corp.
6.600%, 04/01/50 (a)	900,000	1,000,080
Tyson Foods, Inc.
3.550%, 06/02/27 (a)	1,200,000	1,188,204
		11,110,064
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47	800,000	667,672
Security Description	Principal Amount*	Value

Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (a)	1,100,000	$955,999
NiSource, Inc.
4.800%, 02/15/44 (a)	1,500,000	1,364,550
Southern Co. Gas Capital Corp.
4.950%, 09/15/34	1,000,000	1,003,440
		3,323,989
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,620,306
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36 (a)	1,300,000	1,312,103
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	736,335
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (a)	1,400,000	1,505,910
Medtronic, Inc.
4.625%, 03/15/45 (a)	933,000	857,194
Solventum Corp.
5.900%, 04/30/54 (a)	1,000,000	1,027,990
Stryker Corp.
5.200%, 02/10/35	1,000,000	1,030,890
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (a)	2,000,000	2,072,960
		8,543,382
Healthcare-Services — 0.8%
Centene Corp.
2.500%, 03/01/31 (a)	300,000	258,567
3.375%, 02/15/30	2,000,000	1,841,360
Cigna Group
2.375%, 03/15/31	1,500,000	1,349,760
5.250%, 02/15/34	2,000,000	2,059,420
6.125%, 11/15/41	313,000	331,195
CommonSpirit Health
3.910%, 10/01/50 (a)	500,000	376,360
5.205%, 12/01/31 (a)	2,000,000	2,067,820
Elevance Health, Inc.
5.850%, 01/15/36	1,800,000	1,909,458
HCA, Inc.
4.125%, 06/15/29	1,800,000	1,784,304
5.450%, 09/15/34 (a)	5,000,000	5,126,250
5.900%, 06/01/53	1,000,000	987,480
Humana, Inc.
4.875%, 04/01/30	800,000	810,040
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	663,220
UnitedHealth Group, Inc.
3.500%, 08/15/39 (a)	900,000	750,033
4.250%, 06/15/48 (a)	1,000,000	827,280
4.950%, 05/15/62 (a)	1,300,000	1,141,348
5.000%, 04/15/34 (a)	5,000,000	5,077,900
		27,361,795
BHFTII-153

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (a)	1,300,000	$1,312,246
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30 (a)	1,100,000	1,055,681
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (a)	1,100,000	949,663
American International Group, Inc.
3.400%, 06/30/30	800,000	766,040
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (a)	1,000,000	1,044,090
Aon North America, Inc.
5.750%, 03/01/54 (a)	1,000,000	1,007,650
Arthur J Gallagher & Co.
5.450%, 07/15/34	1,000,000	1,034,980
Athene Holding Ltd.
6.250%, 04/01/54 (a)	2,100,000	2,139,921
AXA SA
8.600%, 12/15/30 (a)	365,000	434,171
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (a)	1,700,000	1,454,282
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (a)	750,000	747,097
Brown & Brown, Inc.
5.550%, 06/23/35	1,000,000	1,028,280
Chubb Corp.
6.000%, 05/11/37	865,000	946,985
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (a) (b)	1,000,000	1,026,280
Equitable Holdings, Inc.
5.000%, 04/20/48	1,100,000	1,009,668
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (a)	2,000,000	2,006,960
Hartford Insurance Group, Inc.
6.100%, 10/01/41	780,000	828,376
Lincoln National Corp.
4.350%, 03/01/48 (a)	600,000	495,324
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26 (a)	1,000,000	997,760
5.450%, 03/15/54 (a)	1,000,000	988,770
Principal Financial Group, Inc.
3.100%, 11/15/26	1,000,000	988,900
Progressive Corp.
4.950%, 06/15/33 (a)	1,000,000	1,028,570
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	921,720
5.700%, 12/14/36 (a)	1,525,000	1,622,386
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	541,200
		24,009,073
Security Description	Principal Amount*	Value

Internet — 0.5%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (a)	1,400,000	$1,195,572
Alphabet, Inc.
2.050%, 08/15/50 (a)	1,100,000	624,844
5.250%, 05/15/55 (a)	1,000,000	1,002,740
Amazon.com, Inc.
3.100%, 05/12/51 (a)	2,200,000	1,527,416
3.450%, 04/13/29 (a)	3,100,000	3,055,205
3.875%, 08/22/37 (a)	1,900,000	1,749,976
Booking Holdings, Inc.
3.600%, 06/01/26 (a)	2,000,000	1,992,280
eBay, Inc.
3.600%, 06/05/27	500,000	496,325
Meta Platforms, Inc.
4.750%, 08/15/34 (a)	2,000,000	2,024,880
4.950%, 05/15/33 (a)	1,500,000	1,551,795
Netflix, Inc.
4.900%, 08/15/34 (a)	2,000,000	2,062,080
		17,283,113
Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29 (a)	2,500,000	2,573,250
Blackstone Private Credit Fund
6.250%, 01/25/31	1,000,000	1,044,960
Blue Owl Capital Corp.
3.400%, 07/15/26 (a)	400,000	396,248
Blue Owl Credit Income Corp.
6.650%, 03/15/31 (a)	1,500,000	1,576,185
		5,590,643
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30	2,200,000	2,116,444
6.875%, 11/21/36 (a)	528,000	593,958
		2,710,402
Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31 (a)	1,000,000	1,022,910
Marriott International, Inc.
2.850%, 04/15/31 (a)	1,100,000	1,012,198
Sands China Ltd.
5.400%, 08/08/28 (a)	1,000,000	1,021,750
		3,056,858
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42	3,100,000	2,619,004
Eaton Capital ULC
4.450%, 05/09/30 (a)	1,000,000	1,010,520
		3,629,524
BHFTII-154

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31	1,000,000	$888,690
4.850%, 06/11/29 (a)	2,000,000	2,054,380
Regal Rexnord Corp.
6.400%, 04/15/33 (a)	1,900,000	2,039,061
		4,982,131
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	2,300,000	1,431,796
6.100%, 06/01/29 (a)	2,000,000	2,098,780
6.484%, 10/23/45	900,000	889,011
Comcast Corp.
3.150%, 03/01/26 (a)	1,000,000	995,830
3.969%, 11/01/47	900,000	702,477
4.650%, 07/15/42 (a)	1,670,000	1,516,410
5.650%, 06/15/35 (a)	1,500,000	1,583,175
5.650%, 06/01/54 (a)	3,000,000	2,936,490
Fox Corp.
5.576%, 01/25/49 (a)	1,000,000	973,570
Paramount Global
4.375%, 03/15/43 (a)	1,500,000	1,157,295
Time Warner Cable LLC
5.500%, 09/01/41	1,200,000	1,098,852
6.550%, 05/01/37	100,000	103,893
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	986,590
Walt Disney Co.
3.600%, 01/13/51 (a)	1,000,000	756,540
6.550%, 03/15/33 (a)	950,000	1,079,305
		18,310,014
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (a)	1,200,000	1,249,908
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	2,100,000	2,019,192
Newmont Corp.
6.250%, 10/01/39 (a)	1,800,000	2,011,086
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (a)	751,000	824,658
		6,104,844
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,665,422
4.000%, 09/14/48	900,000	727,911
Parker-Hannifin Corp.
3.250%, 06/14/29 (a)	900,000	873,630
		3,266,963
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29	2,000,000	1,981,780
Security Description	Principal Amount*	Value

Multi-National—(Continued)
Asian Development Bank
1.500%, 03/04/31	2,000,000	$1,771,680
1.750%, 09/19/29	900,000	834,795
4.125%, 01/12/27	2,000,000	2,008,700
4.125%, 01/12/34	3,100,000	3,107,626
Asian Infrastructure Investment Bank
0.500%, 01/27/26	50,000	49,431
4.500%, 01/16/30 (a)	500,000	514,525
Corp. Andina de Fomento
5.000%, 01/22/30	1,000,000	1,035,640
Council of Europe Development Bank
3.625%, 05/08/28	1,000,000	998,760
European Bank for Reconstruction & Development
4.125%, 01/25/29 (a)	1,000,000	1,013,430
European Investment Bank
3.625%, 07/15/30	1,000,000	993,730
4.000%, 02/15/29	5,100,000	5,150,898
4.375%, 10/10/31 (a)	1,000,000	1,027,220
4.500%, 03/14/30	1,000,000	1,030,600
4.875%, 02/15/36	1,100,000	1,161,523
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,329,608
2.375%, 07/07/27	500,000	488,965
3.750%, 06/14/30	1,000,000	998,980
4.125%, 02/15/29	2,500,000	2,534,125
4.500%, 02/15/30	400,000	411,976
Inter-American Investment Corp.
4.250%, 02/14/29	500,000	506,730
International Bank for Reconstruction & Development
1.625%, 11/03/31	2,800,000	2,454,340
3.875%, 02/14/30	1,000,000	1,004,800
4.125%, 03/20/30	2,500,000	2,537,100
4.625%, 08/01/28	5,900,000	6,050,568
4.625%, 01/15/32	1,000,000	1,038,060
International Finance Corp.
4.500%, 01/21/28	2,000,000	2,036,200
Nordic Investment Bank
3.750%, 05/09/30 (a)	500,000	499,745
		44,571,535
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (a)	1,100,000	1,093,653
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,000,000	907,470
3.000%, 02/24/50	1,000,000	663,060
4.699%, 04/10/29	3,000,000	3,055,170
Canadian Natural Resources Ltd.
6.250%, 03/15/38	800,000	854,120
Chevron Corp.
2.954%, 05/16/26	1,500,000	1,489,920
ConocoPhillips Co.
5.300%, 05/15/53 (a)	1,000,000	952,680
5.500%, 01/15/55 (a)	1,100,000	1,076,251
BHFTII-155

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
ConocoPhillips Co.
6.950%, 04/15/29 (a)	700,000	$765,142
Devon Energy Corp.
5.750%, 09/15/54 (a)	1,400,000	1,298,038
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	1,000,000	961,680
Equinor ASA
3.625%, 04/06/40	600,000	510,990
Exxon Mobil Corp.
4.114%, 03/01/46 (a)	1,600,000	1,357,824
4.227%, 03/19/40	2,000,000	1,832,080
Occidental Petroleum Corp.
5.200%, 08/01/29	3,500,000	3,555,790
6.450%, 09/15/36 (a)	1,000,000	1,060,890
Phillips 66 Co.
4.875%, 11/15/44	1,000,000	894,170
4.950%, 03/15/35 (a)	2,600,000	2,574,546
Shell Finance U.S., Inc.
2.375%, 11/07/29 (a)	2,000,000	1,876,620
3.250%, 04/06/50 (a)	900,000	637,839
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	614,817
Valero Energy Corp.
3.400%, 09/15/26 (a)	200,000	198,574
		27,137,671
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30 (a)	1,000,000	1,009,160
Halliburton Co.
5.000%, 11/15/45 (a)	1,200,000	1,092,072
		2,101,232
Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (a)	1,100,000	1,106,193
WRKCo, Inc.
3.000%, 06/15/33 (a)	600,000	533,040
4.200%, 06/01/32 (a)	2,100,000	2,039,478
		3,678,711
Pharmaceuticals — 1.5%
AbbVie, Inc.
4.050%, 11/21/39 (a)	6,900,000	6,174,051
5.400%, 03/15/54 (a)	1,500,000	1,492,665
AstraZeneca PLC
4.000%, 09/18/42	1,200,000	1,042,644
Becton Dickinson & Co.
4.669%, 06/06/47 (a)	2,000,000	1,768,060
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	975,080
5.200%, 02/22/34 (a)	2,900,000	3,006,430
5.550%, 02/22/54 (a)	1,500,000	1,494,975
Cardinal Health, Inc.
3.410%, 06/15/27	800,000	791,344
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cencora, Inc.
5.150%, 02/15/35 (a)	2,000,000	$2,040,020
CVS Health Corp.
4.300%, 03/25/28 (a)	544,000	544,332
4.780%, 03/25/38	1,500,000	1,406,415
5.050%, 03/25/48 (a)	1,500,000	1,335,435
5.125%, 07/20/45	900,000	816,561
6.000%, 06/01/44 (a)	2,000,000	2,026,580
Eli Lilly & Co.
4.600%, 08/14/34 (a)	1,000,000	1,003,560
5.500%, 02/12/55 (a)	1,000,000	1,021,450
5.550%, 10/15/55	2,000,000	2,058,740
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (a)	1,000,000	998,870
4.875%, 04/15/35 (a)	1,000,000	1,008,390
Johnson & Johnson
3.700%, 03/01/46 (a)	1,000,000	823,090
5.950%, 08/15/37 (a)	910,000	1,017,262
Merck & Co., Inc.
3.400%, 03/07/29 (a)	4,000,000	3,919,040
6.550%, 09/15/37	1,000,000	1,153,000
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	318,300
Novartis Capital Corp.
2.200%, 08/14/30 (a)	1,900,000	1,746,043
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43 (a)	4,800,000	4,652,832
5.340%, 05/19/63 (a)	2,000,000	1,897,080
Pfizer, Inc.
3.600%, 09/15/28 (a)	2,100,000	2,088,891
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 (a)	800,000	793,720
		49,414,860
Pipelines — 0.8%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	263,179
Enbridge, Inc.
5.950%, 04/05/54 (a)	1,500,000	1,539,960
Energy Transfer LP
5.150%, 03/15/45	2,600,000	2,336,230
6.050%, 09/01/54 (a)	3,500,000	3,445,330
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	745,503
3.950%, 02/15/27 (a)	1,300,000	1,299,337
5.200%, 01/15/36 (a)	1,000,000	1,016,550
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,170,340
MPLX LP
4.000%, 03/15/28 (a)	3,600,000	3,581,676
5.200%, 03/01/47	1,000,000	899,080
ONEOK, Inc.
3.100%, 03/15/30	1,100,000	1,038,950
5.700%, 11/01/54 (a)	3,600,000	3,402,576
Targa Resources Corp.
6.150%, 03/01/29	2,400,000	2,528,016
BHFTII-156

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
TransCanada PipeLines Ltd.
6.200%, 10/15/37 (a)	1,800,000	$1,927,080
Western Midstream Operating LP
4.050%, 02/01/30 (a)	1,100,000	1,072,753
Williams Cos., Inc.
3.750%, 06/15/27	1,500,000	1,490,235
		28,756,795
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52	1,100,000	765,809
American Tower Corp.
3.800%, 08/15/29 (a)	2,700,000	2,647,755
5.900%, 11/15/33 (a)	900,000	964,242
AvalonBay Communities, Inc.
2.300%, 03/01/30	200,000	184,454
5.350%, 06/01/34	2,000,000	2,079,240
Boston Properties LP
5.750%, 01/15/35 (a)	2,000,000	2,045,800
Brixmor Operating Partnership LP
4.050%, 07/01/30 (a)	900,000	882,828
Crown Castle, Inc.
3.800%, 02/15/28 (a)	1,500,000	1,482,915
Digital Realty Trust LP
3.700%, 08/15/27 (a)	500,000	496,560
Equinix, Inc.
3.200%, 11/18/29	700,000	669,963
ERP Operating LP
3.000%, 07/01/29 (a)	1,000,000	960,280
Essex Portfolio LP
3.000%, 01/15/30 (a)	1,000,000	947,060
Extra Space Storage LP
5.400%, 02/01/34 (a)	2,000,000	2,061,280
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (a)	2,000,000	2,023,340
Healthpeak OP LLC
3.500%, 07/15/29	900,000	872,703
Kimco Realty OP LLC
4.850%, 03/01/35	1,000,000	993,880
NNN REIT, Inc.
2.500%, 04/15/30 (a)	1,000,000	923,290
Prologis LP
3.375%, 12/15/27 (a)	500,000	493,960
4.750%, 01/15/31 (a)	1,000,000	1,020,890
5.000%, 03/15/34 (a)	1,000,000	1,016,440
Public Storage Operating Co.
3.094%, 09/15/27 (a)	500,000	492,105
Realty Income Corp.
5.125%, 02/15/34 (a)	1,000,000	1,024,880
Simon Property Group LP
4.750%, 09/26/34 (a)	3,100,000	3,079,478
Ventas Realty LP
5.625%, 07/01/34	2,000,000	2,083,280
Welltower OP LLC
3.850%, 06/15/32 (a)	1,100,000	1,056,528
		31,268,960
Security Description	Principal Amount*	Value

Retail — 0.5%
Home Depot, Inc.
3.000%, 04/01/26 (a)	1,800,000	$1,790,676
4.250%, 04/01/46 (a)	2,000,000	1,717,880
4.750%, 06/25/29 (a)	2,000,000	2,049,000
Lowe's Cos., Inc.
4.050%, 05/03/47	2,000,000	1,610,000
4.250%, 04/01/52	1,100,000	887,689
5.625%, 04/15/53 (a)	1,000,000	993,410
McDonald's Corp.
4.875%, 12/09/45 (a)	1,500,000	1,387,665
5.200%, 05/17/34	1,900,000	1,980,389
Starbucks Corp.
3.550%, 08/15/29 (a)	1,000,000	979,650
Target Corp.
2.650%, 09/15/30 (a)	1,400,000	1,305,878
Walmart, Inc.
1.800%, 09/22/31 (a)	3,600,000	3,175,524
4.050%, 06/29/48 (a)	900,000	758,574
		18,636,335
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A) (a)	1,600,000	1,385,168
4.300%, 11/15/32 (a)	1,700,000	1,678,155
4.800%, 10/15/34 (a)	5,000,000	5,029,350
Intel Corp.
4.750%, 03/25/50 (a)	1,800,000	1,522,728
4.900%, 08/05/52 (a)	1,000,000	860,610
5.150%, 02/21/34 (a)	4,000,000	4,060,800
KLA Corp.
4.950%, 07/15/52 (a)	1,100,000	1,027,851
Micron Technology, Inc.
5.800%, 01/15/35	1,000,000	1,050,930
NVIDIA Corp.
2.850%, 04/01/30 (a)	1,100,000	1,051,358
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (a)	1,100,000	1,054,636
QUALCOMM, Inc.
1.650%, 05/20/32 (a)	2,333,000	1,974,348
Texas Instruments, Inc.
2.250%, 09/04/29 (a)	1,000,000	936,970
TSMC Arizona Corp.
4.250%, 04/22/32	1,500,000	1,506,090
		23,138,994
Software — 0.7%
Fidelity National Information Services, Inc.
1.150%, 03/01/26 (a)	1,000,000	987,270
Fiserv, Inc.
5.625%, 08/21/33 (a)	1,500,000	1,574,895
Intuit, Inc.
5.200%, 09/15/33 (a)	1,000,000	1,045,170
Microsoft Corp.
3.300%, 02/06/27	4,000,000	3,976,360
4.250%, 02/06/47 (a)	2,000,000	1,819,400
BHFTII-157

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
2.875%, 03/25/31 (a)	3,000,000	$2,756,580
2.950%, 04/01/30 (a)	1,200,000	1,130,604
3.600%, 04/01/40	7,600,000	6,101,584
3.850%, 04/01/60	2,100,000	1,442,196
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	656,560
Synopsys, Inc.
5.150%, 04/01/35 (a)	1,000,000	1,016,440
		22,507,059
Telecommunications — 1.0%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	934,220
AT&T, Inc.
3.500%, 06/01/41 (a)	5,700,000	4,556,295
3.500%, 09/15/53 (a)	1,221,000	843,699
3.650%, 09/15/59	2,686,000	1,836,579
4.100%, 02/15/28 (a)	1,687,000	1,685,684
7.125%, 12/15/31	100,000	112,338
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34	1,000,000	1,011,890
Cisco Systems, Inc.
4.850%, 02/26/29 (a)	3,000,000	3,078,720
5.500%, 01/15/40 (a)	1,000,000	1,044,320
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	353,637
Orange SA
5.500%, 02/06/44	500,000	499,405
Rogers Communications, Inc.
2.900%, 11/15/26 (a)	1,100,000	1,083,060
Telefonica Emisiones SA
4.103%, 03/08/27 (a)	900,000	898,389
5.213%, 03/08/47 (a)	1,200,000	1,079,136
T-Mobile USA, Inc.
2.550%, 02/15/31	2,200,000	1,997,622
3.300%, 02/15/51	1,500,000	1,019,115
3.875%, 04/15/30	3,800,000	3,724,988
4.750%, 02/01/28 (a)	1,000,000	1,001,740
Verizon Communications, Inc.
3.400%, 03/22/41	2,800,000	2,211,944
3.550%, 03/22/51 (a)	1,000,000	731,610
4.812%, 03/15/39 (a)	1,927,000	1,835,121
Vodafone Group PLC
6.150%, 02/27/37 (a)	1,000,000	1,089,070
		32,628,582
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	1,900,000	1,619,370
Canadian National Railway Co.
4.450%, 01/20/49 (a)	400,000	350,212
Canadian Pacific Railway Co.
2.450%, 12/02/31	1,100,000	979,704
CSX Corp.
4.100%, 03/15/44	1,600,000	1,356,448
Security Description	Principal Amount*	Value

Transportation—(Continued)
CSX Corp.
6.150%, 05/01/37 (a)	800,000	$883,360
FedEx Corp.
4.550%, 04/01/46 (144A)	1,000,000	842,030
Norfolk Southern Corp.
2.550%, 11/01/29 (a)	1,000,000	941,000
Ryder System, Inc.
5.375%, 03/15/29 (a)	2,000,000	2,071,980
Union Pacific Corp.
2.891%, 04/06/36	1,200,000	1,010,316
3.200%, 05/20/41 (a)	3,400,000	2,663,900
3.250%, 02/05/50	1,300,000	915,824
United Parcel Service, Inc.
4.450%, 04/01/30 (a)	1,600,000	1,627,824
		15,261,968
Trucking & Leasing — 0.1%
GATX Corp.
5.450%, 09/15/33 (a)	2,500,000	2,577,500
Water — 0.1%
American Water Capital Corp.
3.750%, 09/01/28 (a)	900,000	894,960
Essential Utilities, Inc.
5.375%, 01/15/34 (a)	1,000,000	1,024,640
		1,919,600
Total Corporate Bonds & Notes (Cost $881,825,770)		854,785,169

Agency Sponsored Mortgage-Backed Securities—25.0%
Agency Mortgage-Backed Securities — 25.0%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,121,562	1,007,376
1.500%, 01/01/37	10,760,830	9,640,384
1.500%, 01/01/42	2,304,546	1,932,212
1.500%, 03/01/51	744,415	572,752
1.500%, 04/01/51	2,251,482	1,732,202
2.000%, 10/01/35	1,678,111	1,556,008
2.000%, 11/01/35	1,337,175	1,239,467
2.000%, 03/01/36	6,430,844	5,933,065
2.000%, 06/01/36	572,225	527,667
2.000%, 03/01/41	1,614,026	1,410,302
2.000%, 12/01/41	1,092,083	948,108
2.000%, 10/01/50	3,153,690	2,569,710
2.000%, 11/01/50	3,257,344	2,653,034
2.000%, 12/01/50	5,326,294	4,336,290
2.000%, 01/01/51	8,070,042	6,567,242
2.000%, 02/01/51	3,416,248	2,778,885
2.000%, 04/01/51	51,702,005	42,038,572
2.000%, 05/01/51	4,700,435	3,818,601
2.000%, 07/01/51	4,536,001	3,681,851
2.000%, 08/01/51	3,732,710	3,028,522
2.000%, 12/01/51	3,979,257	3,223,006
2.000%, 03/01/52	2,040,088	1,652,133
BHFTII-158

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 06/01/52	1,102,086	$892,507
2.500%, 12/01/27	78,080	76,860
2.500%, 04/01/28	187,528	184,361
2.500%, 12/01/29	322,728	314,523
2.500%, 01/01/32	1,019,274	982,192
2.500%, 08/01/35	843,847	799,522
2.500%, 02/01/41	1,185,435	1,073,538
2.500%, 03/01/50	1,326,166	1,131,820
2.500%, 07/01/50	3,474,949	2,963,635
2.500%, 09/01/50	2,395,653	2,040,126
2.500%, 10/01/50	1,956,781	1,665,779
2.500%, 12/01/50	2,684,493	2,283,606
2.500%, 04/01/51	2,303,779	1,956,795
2.500%, 07/01/51	2,092,597	1,775,476
2.500%, 08/01/51	3,424,904	2,904,818
2.500%, 01/01/52	15,706,766	13,475,784
2.500%, 09/01/52	1,325,143	1,120,028
3.000%, 03/01/27	42,415	42,039
3.000%, 05/01/27	70,075	69,369
3.000%, 11/01/28	159,917	157,743
3.000%, 10/01/32	260,148	252,651
3.000%, 04/01/33	510,628	493,910
3.000%, 03/01/35	469,536	451,826
3.000%, 10/01/42	653,943	601,858
3.000%, 01/01/43	485,296	446,411
3.000%, 03/01/43	487,227	448,188
3.000%, 04/01/43	1,102,595	1,017,007
3.000%, 06/01/43	819,988	756,304
3.000%, 06/01/45	796,623	722,891
3.000%, 06/01/46	787,588	713,194
3.000%, 11/01/46	891,914	807,666
3.000%, 01/01/47	1,577,354	1,428,360
3.000%, 01/01/48	339,262	305,317
3.000%, 09/01/49	756,267	674,049
3.000%, 12/01/49	983,553	876,625
3.000%, 02/01/50	502,771	448,111
3.000%, 04/01/50	892,060	794,411
3.000%, 05/01/50	846,165	753,277
3.000%, 07/01/50	748,325	665,714
3.000%, 08/01/50	10,819,210	9,674,777
3.000%, 09/01/50	9,933,194	8,867,696
3.000%, 11/01/50	807,958	717,765
3.000%, 10/01/52	3,390,179	2,986,633
3.000%, 11/01/52	1,268,180	1,116,929
3.000%, 09/01/53	3,096,851	2,727,860
3.500%, 12/01/25	5,302	5,286
3.500%, 05/01/26	4,103	4,088
3.500%, 09/01/30	343,269	339,497
3.500%, 04/01/32	297,650	292,658
3.500%, 01/01/42	237,116	224,187
3.500%, 03/01/42	221,297	209,258
3.500%, 02/01/43	397,326	375,711
3.500%, 05/01/43	581,466	552,627
3.500%, 06/01/43	310,095	294,722
3.500%, 06/01/44	273,413	257,162
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 10/01/44	357,785	$336,519
3.500%, 12/01/44	422,598	397,479
3.500%, 05/01/45	559,180	523,414
3.500%, 11/01/45	543,595	508,826
3.500%, 12/01/45	332,898	311,606
3.500%, 03/01/46	956,245	894,793
3.500%, 06/01/47	432,073	402,768
3.500%, 08/01/47	281,747	262,637
3.500%, 10/01/47	394,269	367,080
3.500%, 11/01/47	382,683	356,728
3.500%, 04/01/49	260,331	240,664
3.500%, 10/01/49	360,687	333,439
3.500%, 03/01/50	478,251	442,122
3.500%, 08/01/50	1,357,481	1,253,744
3.500%, 11/01/54	1,036,090	948,552
4.000%, 01/01/31	101,183	100,796
4.000%, 08/01/31	117,714	117,193
4.000%, 06/01/39	138,481	135,127
4.000%, 12/01/39	262,156	255,803
4.000%, 11/01/40	188,829	184,201
4.000%, 04/01/41	228,022	222,637
4.000%, 09/01/41	206,091	201,223
4.000%, 10/01/41	521,352	508,982
4.000%, 11/01/41	145,353	141,920
4.000%, 07/01/44	452,894	437,699
4.000%, 10/01/44	356,228	344,276
4.000%, 07/01/45	551,576	532,912
4.000%, 01/01/46	508,035	490,844
4.000%, 02/01/46	285,226	275,575
4.000%, 06/01/47	458,434	440,131
4.000%, 10/01/47	246,359	236,523
4.000%, 11/01/47	232,418	223,139
4.000%, 03/01/48	368,311	353,606
4.000%, 05/01/48	166,416	159,437
4.000%, 10/01/48	187,639	179,770
4.000%, 11/01/48	225,453	215,998
4.000%, 01/01/49	135,455	129,774
4.000%, 02/01/49	127,608	122,112
4.000%, 06/01/49	253,078	241,854
4.000%, 03/01/54	945,810	892,423
4.500%, 05/01/29	18,525	18,583
4.500%, 10/01/35	69,446	69,719
4.500%, 06/01/38	98,644	99,032
4.500%, 02/01/39	54,205	54,300
4.500%, 03/01/39	106,449	106,625
4.500%, 04/01/39	99,072	99,233
4.500%, 09/01/39	119,477	119,672
4.500%, 10/01/39	274,939	275,388
4.500%, 11/01/39	73,752	73,873
4.500%, 01/01/40	78,119	78,247
4.500%, 05/01/40	116,889	117,475
4.500%, 11/01/40	156,271	157,053
4.500%, 02/01/41	43,764	43,715
4.500%, 05/01/41	114,198	114,069
4.500%, 06/01/41	73,295	73,212
BHFTII-159

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 12/01/43	144,386	$143,784
4.500%, 12/01/45	215,153	213,359
4.500%, 08/01/47	322,805	318,659
4.500%, 08/01/48	132,389	130,624
4.500%, 10/01/48	232,959	229,854
4.500%, 12/01/48	144,107	142,186
4.500%, 01/01/49	124,058	122,260
4.500%, 05/01/53	5,316,496	5,181,987
4.500%, 11/01/53	906,519	882,388
5.000%, 03/01/27	3,136	3,141
5.000%, 10/01/33	85,401	86,818
5.000%, 03/01/34	14,498	14,764
5.000%, 08/01/35	93,617	95,473
5.000%, 09/01/35	31,865	32,497
5.000%, 10/01/35	5,108	5,209
5.000%, 01/01/36	57,545	58,686
5.000%, 04/01/38	55,053	56,200
5.000%, 11/01/39	258,223	263,621
5.000%, 05/01/40	278,772	284,714
5.000%, 09/01/53	5,414,347	5,384,131
5.000%, 11/01/54	5,686,020	5,696,922
5.000%, 01/01/55	1,903,887	1,888,576
5.000%, 02/01/55	1,911,511	1,896,139
5.500%, 06/01/34	15,671	16,264
5.500%, 10/01/35	40,081	41,665
5.500%, 01/01/36	51,503	53,538
5.500%, 12/01/37	65,650	68,301
5.500%, 04/01/38	20,149	20,955
5.500%, 07/01/38	38,072	39,594
5.500%, 09/01/39	1,577,632	1,612,065
5.500%, 12/01/54	1,850,764	1,867,176
5.500%, 01/01/55	1,865,088	1,881,482
5.500%, 10/01/55	3,000,000	3,026,109
6.000%, 11/01/28	391	395
6.000%, 12/01/28	467	477
6.000%, 04/01/29	403	409
6.000%, 06/01/31	657	679
6.000%, 07/01/31	114	118
6.000%, 09/01/31	18,508	19,123
6.000%, 11/01/32	4,536	4,706
6.000%, 11/01/35	11,224	11,785
6.000%, 02/01/36	32,088	33,663
6.000%, 08/01/36	13,988	14,733
6.000%, 01/01/37	18,447	19,430
6.000%, 09/01/39	1,479,819	1,528,639
6.000%, 05/01/54	1,799,475	1,865,326
6.000%, 09/01/54	12,680,370	12,965,910
6.500%, 02/01/30	1,201	1,215
6.500%, 08/01/31	1,486	1,559
6.500%, 11/01/31	2,919	3,063
6.500%, 03/01/32	28,604	30,119
6.500%, 04/01/32	33,212	34,979
6.500%, 11/01/37	21,576	23,214
6.500%, 04/01/53	674,417	697,280
6.500%, 09/01/54	14,400,255	14,884,823
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 03/01/55	2,639,839	$2,730,026
7.000%, 12/01/27	87	89
7.000%, 11/01/28	186	192
7.000%, 04/01/29	409	424
7.000%, 05/01/29	111	112
7.000%, 07/01/29	37	37
7.000%, 01/01/31	21,981	23,223
7.500%, 10/01/27	680	689
7.500%, 10/01/29	1,491	1,564
7.500%, 05/01/30	2,910	3,007
8.000%, 02/01/27	105	106
8.000%, 10/01/28	285	292
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,124,678
2.519%, 07/25/29	2,250,000	2,139,622
2.785%, 06/25/29	1,800,000	1,729,771
3.243%, 04/25/27	1,500,000	1,484,629
3.444%, 12/25/27	3,500,000	3,465,050
3.780%, 10/25/28 (b)	2,000,000	1,991,282
3.920%, 09/25/28 (b)	2,900,000	2,899,231
3.926%, 07/25/28 (b)	2,500,000	2,499,585
5.000%, 05/25/34	3,500,000	3,643,721
Federal National Mortgage Association
1.500%, 04/01/36	1,165,733	1,046,780
1.500%, 09/01/36	1,285,006	1,152,397
1.500%, 11/01/36	2,000,317	1,792,964
1.500%, 03/01/51	3,003,043	2,310,539
1.500%, 04/01/51	3,796,688	2,921,022
1.500%, 10/01/51	9,718,059	7,474,432
2.000%, 11/01/35	1,158,657	1,073,994
2.000%, 12/01/35	939,072	870,165
2.000%, 09/01/36	3,007,232	2,775,841
2.000%, 12/01/36	1,912,596	1,761,900
2.000%, 02/01/37	652,257	600,060
2.000%, 03/01/37	3,757,231	3,455,202
2.000%, 06/01/37	1,430,954	1,315,925
2.000%, 02/01/41	1,880,472	1,644,421
2.000%, 06/01/41	1,720,053	1,499,727
2.000%, 08/01/42	5,529,429	4,797,007
2.000%, 10/01/50	8,220,478	6,698,262
2.000%, 11/01/50	6,474,532	5,273,362
2.000%, 12/01/50	3,301,712	2,688,020
2.000%, 01/01/51	4,052,699	3,298,007
2.000%, 04/01/51	2,883,937	2,343,896
2.000%, 05/01/51	3,672,695	2,983,672
2.000%, 10/01/51	3,120,135	2,529,335
2.000%, 11/01/51	1,582,736	1,282,492
2.000%, 12/01/51	3,985,464	3,232,034
2.000%, 03/01/52	13,798,853	11,285,848
2.500%, 12/01/27	212,310	208,818
2.500%, 02/01/28	228,921	224,846
2.500%, 07/01/28	165,526	162,392
2.500%, 10/01/28	265,189	260,131
2.500%, 03/01/30	364,916	355,080
BHFTII-160

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 09/01/31	733,276	$706,826
2.500%, 01/01/32	237,297	228,570
2.500%, 04/01/32	574,302	552,000
2.500%, 09/01/32	135,694	130,118
2.500%, 12/01/34	496,254	468,066
2.500%, 09/01/35	498,110	471,755
2.500%, 11/01/36	3,899,181	3,670,388
2.500%, 02/01/41	1,353,351	1,225,081
2.500%, 01/01/50	802,169	684,157
2.500%, 03/01/50	746,640	637,222
2.500%, 05/01/50	1,790,474	1,526,976
2.500%, 07/01/50	2,908,663	2,478,804
2.500%, 08/01/50	2,143,475	1,826,036
2.500%, 09/01/50	4,231,782	3,603,763
2.500%, 11/01/50	1,033,494	879,478
2.500%, 12/01/50	1,609,026	1,368,744
2.500%, 01/01/51	1,669,746	1,419,879
2.500%, 02/01/51	833,679	708,666
2.500%, 05/01/51	2,626,989	2,230,511
2.500%, 06/01/51	25,647,924	21,769,069
2.500%, 07/01/51	3,454,928	2,931,353
2.500%, 08/01/51	1,757,235	1,490,391
2.500%, 09/01/51	4,308,467	3,652,874
2.500%, 10/01/51	2,921,000	2,475,625
2.500%, 12/01/51	3,031,294	2,567,224
2.500%, 02/01/52	1,564,874	1,324,333
2.500%, 03/01/52	3,579,447	3,058,841
2.500%, 05/01/53	5,169,519	4,377,194
3.000%, 01/01/27	38,470	38,104
3.000%, 02/01/27	72,724	72,006
3.000%, 03/01/27	40,327	39,915
3.000%, 01/01/29	428,512	422,229
3.000%, 10/01/29	216,678	212,869
3.000%, 06/01/30	322,982	316,502
3.000%, 02/01/33	321,375	311,039
3.000%, 08/01/35	425,801	406,549
3.000%, 01/01/36	510,188	492,779
3.000%, 05/01/36	496,895	473,057
3.000%, 08/01/42	585,350	537,693
3.000%, 09/01/42	487,755	448,158
3.000%, 11/01/42	686,525	630,790
3.000%, 12/01/42	463,210	425,559
3.000%, 01/01/43	352,759	324,098
3.000%, 03/01/43	701,304	646,159
3.000%, 07/01/43	714,505	658,225
3.000%, 09/01/43	428,118	394,396
3.000%, 05/01/45	1,050,047	952,954
3.000%, 05/01/46	557,305	504,059
3.000%, 06/01/46	778,549	704,164
3.000%, 08/01/46	828,849	749,658
3.000%, 02/01/47	1,185,558	1,072,286
3.000%, 11/01/49	523,144	466,270
3.000%, 12/01/49	952,715	849,139
3.000%, 01/01/50	990,233	882,579
3.000%, 02/01/50	487,531	434,529
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 07/01/50	739,095	$657,503
3.000%, 11/01/51	2,014,642	1,784,373
3.000%, 06/01/52	1,665,740	1,467,847
3.000%, 11/01/52	1,075,742	947,442
3.500%, 02/01/26	11,154	11,104
3.500%, 03/01/26	10,313	10,260
3.500%, 05/01/29	223,397	221,202
3.500%, 04/01/32	236,609	232,510
3.500%, 08/01/32	102,107	100,483
3.500%, 03/01/34	156,680	153,354
3.500%, 09/01/35	385,389	374,270
3.500%, 01/01/37	1,605,146	1,567,245
3.500%, 07/01/38	287,300	276,482
3.500%, 12/01/40	327,854	311,110
3.500%, 03/01/42	279,716	266,290
3.500%, 05/01/42	566,025	534,596
3.500%, 06/01/42	396,279	374,276
3.500%, 08/01/42	244,072	230,519
3.500%, 09/01/42	1,060,694	1,001,750
3.500%, 01/01/43	410,553	387,757
3.500%, 06/01/43	519,111	493,100
3.500%, 08/01/44	511,745	480,766
3.500%, 02/01/45	559,752	525,866
3.500%, 03/01/45	634,008	592,741
3.500%, 04/01/45	368,729	344,729
3.500%, 09/01/45	503,305	470,545
3.500%, 11/01/45	503,050	470,307
3.500%, 01/01/46	616,719	576,577
3.500%, 03/01/46	563,111	526,101
3.500%, 05/01/46	410,156	383,200
3.500%, 11/01/47	959,101	892,960
3.500%, 02/01/49	187,633	174,390
3.500%, 08/01/49	219,256	202,693
3.500%, 10/01/49	459,423	424,716
3.500%, 01/01/50	299,547	276,918
3.500%, 02/01/50	150,955	139,551
3.500%, 05/01/50	687,181	635,066
3.500%, 02/01/51	11,854,355	10,958,814
3.500%, 04/01/52	2,357,128	2,160,781
3.500%, 06/01/52	807,564	740,232
3.500%, 09/01/52	5,210,318	4,826,529
3.500%, 09/01/53	1,557,672	1,425,341
3.500%, 10/01/54	958,458	875,996
4.000%, 02/01/31	92,624	92,163
4.000%, 03/01/38	1,915,039	1,898,567
4.000%, 08/01/39	195,272	190,324
4.000%, 09/01/39	162,215	158,104
4.000%, 12/01/39	209,664	204,351
4.000%, 06/01/40	103,098	100,453
4.000%, 09/01/40	135,302	131,831
4.000%, 12/01/40	1,011,593	985,644
4.000%, 01/01/41	498,652	485,858
4.000%, 12/01/41	234,972	229,149
4.000%, 02/01/42	305,938	298,357
4.000%, 09/01/43	383,375	373,670
BHFTII-161

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 05/01/44	431,292	$416,323
4.000%, 10/01/44	240,498	232,151
4.000%, 11/01/44	559,179	542,294
4.000%, 01/01/45	487,869	470,958
4.000%, 03/01/45	353,431	341,058
4.000%, 10/01/45	485,589	468,591
4.000%, 03/01/47	140,836	135,053
4.000%, 05/01/47	154,968	148,606
4.000%, 06/01/47	230,648	221,178
4.000%, 07/01/47	248,334	236,606
4.000%, 10/01/47	368,377	353,252
4.000%, 05/01/48	419,671	401,598
4.000%, 06/01/48	353,275	338,061
4.000%, 07/01/48	262,169	250,879
4.000%, 09/01/48	126,100	120,670
4.000%, 10/01/48	194,934	186,540
4.000%, 11/01/48	245,738	235,156
4.000%, 04/01/49	406,139	388,127
4.000%, 02/01/50	432,346	413,171
4.000%, 03/01/50	474,053	453,029
4.000%, 09/01/50	326,095	310,704
4.000%, 01/01/51	4,073,452	3,892,794
4.000%, 07/01/52	6,204,484	5,899,951
4.000%, 09/01/52	1,631,899	1,544,246
4.000%, 11/01/52	1,275,276	1,206,383
4.000%, 12/01/54	2,902,950	2,736,240
4.000%, 01/01/55	2,124,353	2,002,356
4.500%, 08/01/30	51,685	51,872
4.500%, 08/01/33	27,096	27,179
4.500%, 10/01/33	36,676	36,789
4.500%, 04/01/34	24,143	24,216
4.500%, 01/01/39	7,422	7,426
4.500%, 07/01/39	307,951	308,088
4.500%, 09/01/39	371,571	371,739
4.500%, 10/01/39	204,026	204,118
4.500%, 11/01/39	1,743,955	1,742,256
4.500%, 05/01/40	305,461	306,622
4.500%, 08/01/40	348,848	350,177
4.500%, 11/01/40	191,919	192,650
4.500%, 12/01/40	453,104	454,834
4.500%, 04/01/41	1,135,386	1,135,383
4.500%, 05/01/41	243,331	242,768
4.500%, 03/01/44	157,724	156,226
4.500%, 08/01/47	348,500	343,606
4.500%, 10/01/48	168,866	166,418
4.500%, 12/01/48	224,650	221,394
4.500%, 09/01/50	2,193,283	2,161,494
4.500%, 09/01/52	1,195,794	1,165,544
4.500%, 10/01/52	1,584,501	1,544,172
4.500%, 11/01/52	1,234,609	1,202,996
4.500%, 10/01/53	1,348,924	1,313,016
4.500%, 10/01/54	1,427,572	1,384,998
4.500%, 06/01/55	2,044,933	1,983,984
4.500%, 07/01/55	1,009,632	979,540
5.000%, 07/01/33	28,881	29,325
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 08/01/33	114,318	$116,070
5.000%, 09/01/33	33,263	33,775
5.000%, 10/01/33	324,342	329,317
5.000%, 03/01/34	41,897	42,541
5.000%, 04/01/34	87,176	88,594
5.000%, 05/01/34	16,176	16,453
5.000%, 09/01/34	66,313	67,447
5.000%, 02/01/35	27,322	27,789
5.000%, 04/01/35	10,282	10,474
5.000%, 05/01/35	5,565	5,668
5.000%, 11/01/35	29,636	30,188
5.000%, 03/01/36	101,645	103,538
5.000%, 07/01/37	90,557	92,360
5.000%, 01/01/39	82,500	84,143
5.000%, 11/01/39	1,693,962	1,711,871
5.000%, 04/01/40	261,447	266,719
5.000%, 07/01/41	156,821	160,007
5.000%, 04/01/49	276,990	279,832
5.000%, 10/01/52	1,503,622	1,497,454
5.000%, 11/01/52	1,188,268	1,186,543
5.000%, 12/01/52	3,205,447	3,195,157
5.000%, 07/01/53	2,988,149	2,973,428
5.000%, 08/01/53	1,714,047	1,706,909
5.000%, 10/01/53	1,320,963	1,313,647
5.000%, 04/01/54	1,358,924	1,347,995
5.000%, 12/01/54	2,689,489	2,669,501
5.000%, 08/01/55	2,979,066	2,954,602
5.500%, 10/01/32	7,774	7,986
5.500%, 02/01/33	17,368	17,842
5.500%, 08/01/33	43,909	45,205
5.500%, 10/01/33	18,560	19,109
5.500%, 12/01/33	127,946	131,725
5.500%, 02/01/34	24,076	24,968
5.500%, 03/01/34	10,274	10,653
5.500%, 04/01/34	7,729	8,014
5.500%, 09/01/34	36,979	38,341
5.500%, 12/01/34	25,434	26,371
5.500%, 01/01/35	22,368	23,192
5.500%, 04/01/35	6,059	6,290
5.500%, 06/01/35	28,654	29,750
5.500%, 01/01/37	38,666	40,183
5.500%, 05/01/37	29,330	30,482
5.500%, 05/01/38	21,256	22,080
5.500%, 06/01/38	17,980	18,677
5.500%, 12/01/52	1,542,072	1,565,209
5.500%, 01/01/53	1,526,094	1,545,010
5.500%, 03/01/53	768,032	777,670
5.500%, 04/01/53	775,484	783,442
5.500%, 05/01/53	1,578,435	1,597,993
5.500%, 07/01/53	3,248,210	3,286,437
5.500%, 09/01/53	1,476,707	1,490,758
5.500%, 10/01/53	1,489,027	1,503,134
5.500%, 01/01/54	1,732,562	1,749,486
5.500%, 02/01/54	1,282,890	1,296,629
5.500%, 05/01/54	1,292,634	1,305,623
BHFTII-162

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 06/01/54	1,317,672	$1,329,969
5.500%, 11/01/54	4,728,265	4,816,278
5.500%, 12/01/54	13,933,443	14,056,996
5.500%, 03/01/55	5,684,095	5,733,563
5.500%, 04/01/55	1,926,409	1,943,175
5.500%, 08/01/55	989,500	997,967
6.000%, 11/01/28	81	82
6.000%, 12/01/28	91	93
6.000%, 06/01/31	15,317	15,809
6.000%, 09/01/32	15,420	15,984
6.000%, 01/01/33	1,967	2,039
6.000%, 02/01/33	23,975	24,856
6.000%, 04/01/33	43,336	45,114
6.000%, 05/01/33	51,225	53,322
6.000%, 05/01/34	41,876	43,734
6.000%, 09/01/34	44,520	46,481
6.000%, 01/01/35	15,980	16,689
6.000%, 07/01/36	7,180	7,553
6.000%, 09/01/36	26,733	28,124
6.000%, 08/01/37	48,697	51,364
6.000%, 10/01/37	30,139	31,790
6.000%, 12/01/38	27,379	28,880
6.000%, 04/01/53	2,121,112	2,171,063
6.000%, 05/01/53	730,606	747,771
6.000%, 07/01/53	1,506,448	1,542,580
6.000%, 09/01/53	1,339,264	1,372,053
6.000%, 12/01/53	1,481,012	1,516,076
6.000%, 02/01/54	1,118,737	1,144,965
6.000%, 03/01/54	768,300	786,029
6.000%, 05/01/54	2,372,746	2,427,056
6.000%, 09/01/54	6,160,067	6,298,781
6.000%, 11/01/54	1,736,251	1,775,027
6.000%, 02/01/55	2,715,696	2,775,590
6.000%, 03/01/55	2,763,796	2,824,549
6.000%, 06/01/55	1,444,855	1,476,615
6.000%, 07/01/55	3,884,686	3,970,079
6.000%, 08/01/55	1,862,352	1,903,290
6.000%, 10/01/55	3,000,000	3,065,896
6.500%, 05/01/28	2,893	2,947
6.500%, 12/01/28	22,315	22,502
6.500%, 03/01/29	579	589
6.500%, 04/01/29	3,413	3,478
6.500%, 05/01/29	112	112
6.500%, 08/01/29	214	218
6.500%, 09/01/31	2,134	2,237
6.500%, 06/01/32	3,379	3,556
6.500%, 10/01/33	3,426	3,626
6.500%, 10/01/34	52,758	55,842
6.500%, 10/01/37	11,002	11,826
6.500%, 09/01/53	1,016,117	1,050,563
6.500%, 01/01/54	1,689,907	1,747,194
6.500%, 02/01/54	2,656,648	2,746,707
6.500%, 04/01/54	669,330	691,853
6.500%, 05/01/54	1,015,018	1,049,173
6.500%, 08/01/54	1,518,347	1,569,439
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.500%, 10/01/55	3,000,000	$3,101,720
7.000%, 06/01/26	15	15
7.000%, 06/01/28	2,090	2,098
7.000%, 10/01/29	829	862
7.000%, 06/01/32	9,311	9,804
7.000%, 10/01/37	40,016	43,727
7.000%, 12/01/53	489,238	511,990
7.500%, 06/01/26	52	52
7.500%, 07/01/29	726	749
7.500%, 10/01/29	816	829
8.000%, 11/01/29	7	7
8.000%, 05/01/30	7,953	8,170
8.000%, 11/01/30	241	248
8.000%, 01/01/31	225	228
8.000%, 02/01/31	719	754
Federal National Mortgage Association-ACES
1.610%, 03/25/31	456,575	439,700
2.190%, 01/25/30	1,435,000	1,331,142
Government National Mortgage Association
2.000%, 11/20/50	3,482,199	2,883,551
2.000%, 01/20/51	1,804,795	1,494,242
2.000%, 03/20/51	1,244,946	1,030,713
2.000%, 04/20/51	3,193,469	2,643,869
2.000%, 05/20/51	9,151,985	7,576,734
2.000%, 06/20/51	991,903	821,156
2.000%, 08/20/51	6,893,631	5,706,682
2.000%, 10/20/51	2,166,500	1,793,385
2.000%, 12/20/51	1,852,061	1,533,025
2.000%, 02/20/52	3,351,242	2,773,440
2.500%, 02/20/50	710,369	613,134
2.500%, 06/20/50	2,587,067	2,232,151
2.500%, 07/20/50	1,862,799	1,607,100
2.500%, 09/20/50	3,108,316	2,681,170
2.500%, 11/20/50	1,396,103	1,204,035
2.500%, 04/20/51	1,782,190	1,535,195
2.500%, 07/20/51	7,975,297	6,868,885
2.500%, 08/20/51	8,137,827	7,008,490
2.500%, 09/20/51	3,453,450	2,974,033
2.500%, 12/20/51	1,814,659	1,562,574
2.500%, 01/20/52	1,777,127	1,530,175
2.500%, 05/20/52	1,828,820	1,574,798
3.000%, 08/15/28	151,158	148,871
3.000%, 11/15/42	485,516	444,596
3.000%, 12/15/42	472,947	433,065
3.000%, 12/20/42	508,629	466,933
3.000%, 02/15/43	378,060	346,179
3.000%, 03/15/43	423,119	386,144
3.000%, 03/20/43	443,497	407,171
3.000%, 07/15/43	371,070	338,644
3.000%, 12/20/44	428,682	390,217
3.000%, 04/20/45	386,266	351,867
3.000%, 08/20/45	703,028	638,187
3.000%, 11/20/45	379,807	344,777
3.000%, 01/20/46	617,632	560,667
3.000%, 09/20/46	670,753	608,390
BHFTII-163

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.000%, 10/20/46	689,543	$624,116
3.000%, 11/20/46	727,403	658,384
3.000%, 01/20/47	752,249	680,872
3.000%, 04/20/47	331,672	299,969
3.000%, 02/20/48	475,420	429,977
3.000%, 10/20/49	523,662	470,378
3.000%, 01/20/50	4,994,911	4,479,850
3.000%, 05/20/50	1,089,492	976,088
3.000%, 07/20/50	699,517	626,905
3.000%, 10/20/50	6,673,263	5,988,830
3.000%, 11/20/50	1,496,853	1,341,374
3.000%, 04/20/52	602,463	538,272
3.000%, 05/20/52	2,752,512	2,459,242
3.500%, 12/20/41	291,896	274,652
3.500%, 02/15/42	118,804	111,593
3.500%, 08/20/42	272,972	257,117
3.500%, 01/20/43	384,616	362,276
3.500%, 05/20/43	592,980	556,560
3.500%, 07/20/44	558,615	521,758
3.500%, 02/20/45	582,641	544,199
3.500%, 06/20/45	361,817	336,203
3.500%, 08/20/45	860,604	799,680
3.500%, 10/20/45	569,000	528,719
3.500%, 12/20/45	525,953	488,720
3.500%, 01/20/46	502,292	466,734
3.500%, 02/20/46	406,304	377,541
3.500%, 06/20/46	447,429	415,271
3.500%, 02/20/47	710,022	658,990
3.500%, 03/20/47	603,763	560,728
3.500%, 09/20/47	246,520	228,948
3.500%, 10/20/48	116,818	108,039
3.500%, 05/20/49	211,339	195,103
3.500%, 07/20/49	233,960	215,987
3.500%, 09/20/49	632,267	583,695
3.500%, 10/20/49	389,763	359,820
3.500%, 11/20/49	541,550	499,947
3.500%, 12/20/49	351,952	324,914
3.500%, 06/20/50	498,403	460,395
3.500%, 02/20/51	831,279	767,418
3.500%, 06/20/53	4,864,899	4,493,905
3.500%, 05/20/55	991,097	903,679
4.000%, 07/15/39	295,232	287,541
4.000%, 07/15/40	175,785	169,899
4.000%, 11/20/40	250,687	242,352
4.000%, 12/20/40	332,774	321,710
4.000%, 11/20/43	167,110	161,512
4.000%, 04/20/44	238,057	229,180
4.000%, 05/20/44	285,302	274,664
4.000%, 09/20/44	475,400	457,674
4.000%, 11/20/44	125,057	120,394
4.000%, 10/20/45	438,293	421,831
4.000%, 11/20/45	235,928	227,066
4.000%, 03/20/47	90,285	86,684
4.000%, 04/20/47	359,058	343,347
4.000%, 09/20/47	331,329	316,831
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 07/20/48	228,305	$218,142
4.000%, 08/20/48	164,533	157,209
4.000%, 09/20/48	296,149	282,966
4.000%, 07/20/49	299,326	285,136
4.000%, 05/20/50	430,926	410,498
4.000%, 07/20/52	1,960,755	1,862,321
4.000%, 02/20/53	6,571,173	6,252,466
4.000%, 01/20/55	1,082,654	1,018,173
4.500%, 01/15/39	66,232	66,339
4.500%, 04/15/39	151,419	151,376
4.500%, 05/15/39	347,404	347,358
4.500%, 08/15/39	122,869	122,769
4.500%, 01/15/40	141,858	141,634
4.500%, 04/15/40	50,215	50,112
4.500%, 08/20/40	201,669	201,277
4.500%, 12/20/40	156,576	156,272
4.500%, 02/15/41	46,018	45,923
4.500%, 04/15/41	53,036	52,929
4.500%, 04/20/41	114,043	113,821
4.500%, 03/20/42	124,015	123,774
4.500%, 10/20/43	146,767	145,762
4.500%, 03/20/47	223,470	221,809
4.500%, 03/20/49	152,953	150,858
4.500%, 08/20/52	1,931,717	1,886,986
4.500%, 10/20/52	7,954,468	7,767,817
4.500%, 01/20/55	2,940,007	2,851,639
4.500%, 05/20/55	2,083,698	2,021,065
5.000%, 12/15/35	55,502	56,641
5.000%, 12/15/36	13,731	13,843
5.000%, 01/15/39	164,851	168,496
5.000%, 02/15/39	29,818	30,477
5.000%, 08/15/39	178,090	182,054
5.000%, 09/15/39	31,231	31,923
5.000%, 12/15/39	140,326	143,405
5.000%, 05/15/40	113,565	116,001
5.000%, 08/20/40	108,719	111,052
5.000%, 10/20/40	113,349	115,781
5.000%, 06/20/44	243,025	248,240
5.000%, 10/20/48	171,681	173,126
5.000%, 01/20/49	118,594	119,591
5.000%, 04/20/53	1,619,851	1,620,119
5.000%, 07/20/53	2,649,925	2,651,927
5.000%, 10/20/54	956,062	951,796
5.000%, 11/20/54	7,702,587	7,665,832
5.000%, 03/20/55	988,096	983,349
5.000%, 06/20/55	1,987,896	1,978,345
5.500%, 03/15/36	35,354	36,055
5.500%, 09/15/38	15,600	15,955
5.500%, 08/15/39	35,498	36,770
5.500%, 04/20/53	2,206,900	2,237,418
5.500%, 08/20/53	3,157,522	3,196,556
5.500%, 07/20/54	1,810,288	1,826,957
5.500%, 11/20/54	8,545,792	8,627,724
5.500%, 01/20/55	1,939,663	1,955,721
5.500%, 05/20/55	3,956,198	3,987,720
BHFTII-164

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.500%, 08/20/55	1,995,461	$2,011,360
6.000%, 01/15/29	421	426
6.000%, 01/15/33	38,108	39,777
6.000%, 03/15/35	31,731	33,454
6.000%, 09/15/36	29,737	31,132
6.000%, 07/15/38	63,475	66,973
6.000%, 01/20/53	568,696	582,132
6.000%, 12/20/53	2,454,310	2,510,137
6.000%, 09/20/54	4,938,315	5,031,442
6.000%, 10/20/54	1,277,065	1,301,148
6.000%, 01/20/55	1,419,318	1,444,682
6.000%, 04/20/55	1,971,579	2,007,704
6.500%, 02/15/27	275	275
6.500%, 08/15/28	1,187	1,202
6.500%, 11/15/28	653	670
6.500%, 12/15/28	2,227	2,255
6.500%, 07/15/29	803	811
6.500%, 06/20/31	3,932	4,078
6.500%, 05/15/36	63,211	67,359
6.500%, 11/20/53	1,024,177	1,055,743
6.500%, 07/20/54	1,760,119	1,810,497
6.500%, 11/20/54	1,455,170	1,496,820
6.500%, 06/20/55	1,885,536	1,944,647
7.000%, 01/15/28	191	194
7.000%, 05/15/28	1,418	1,428
7.000%, 06/15/28	751	762
7.000%, 10/15/28	1,187	1,204
7.000%, 03/15/31	98	100
7.000%, 08/15/31	15,269	16,188
7.000%, 07/15/32	5,991	6,361
7.500%, 02/20/28	140	142
8.000%, 08/15/26	98	98
8.000%, 09/15/26	36	36
Total Agency Sponsored Mortgage-Backed Securities (Cost $888,226,531)		846,112,862

Foreign Government—1.5%
Banks — 0.1%
Korea Development Bank
4.875%, 02/03/30	2,000,000	2,069,406
Regional Government — 0.2%
Province of Alberta
4.500%, 01/24/34 (a)	1,000,000	1,010,542
Province of British Columbia
1.300%, 01/29/31	1,000,000	872,885
Province of Ontario
4.200%, 01/18/29 (a)	2,500,000	2,532,710
Province of Quebec
2.500%, 04/20/26	1,000,000	991,841
4.250%, 09/05/34	2,000,000	1,978,135
		7,386,113
Security Description	Principal Amount*	Value

Sovereign — 1.2%
Canada Government International Bonds
4.625%, 04/30/29 (a)	1,000,000	$1,030,564
Chile Government International Bonds
2.550%, 07/27/33 (a)	1,300,000	1,117,732
3.100%, 01/22/61	1,200,000	746,017
3.500%, 01/25/50 (a)	1,000,000	730,711
Export Development Canada
4.125%, 02/13/29	1,500,000	1,520,163
Export-Import Bank of Korea
4.000%, 09/11/29 (a)	2,100,000	2,099,557
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	737,806
3.850%, 10/15/30	700,000	685,865
4.350%, 01/11/48 (a)	1,200,000	1,037,286
4.550%, 01/11/28	1,000,000	1,007,928
Israel Government AID Bonds
5.500%, 09/18/33	200,000	214,920
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	775,536
5.500%, 03/12/34	2,000,000	2,051,942
Japan Bank for International Cooperation
2.750%, 11/16/27	1,000,000	978,012
4.625%, 07/19/28	1,600,000	1,633,738
Japan International Cooperation Agency
4.250%, 05/22/30	500,000	506,221
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,070,169
4.600%, 01/23/46	1,100,000	883,766
4.750%, 03/08/44	900,000	750,962
5.750%, 10/12/2110 (a)	1,000,000	857,030
6.350%, 02/09/35 (a)	4,000,000	4,226,533
6.750%, 09/27/34 (a)	1,050,000	1,148,614
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	938,549
Panama Government International Bonds
3.875%, 03/17/28	900,000	886,538
7.875%, 03/01/57 (a)	1,900,000	2,143,169
Peru Government International Bonds
5.875%, 08/08/54	1,000,000	1,004,779
8.750%, 11/21/33 (a)	1,450,000	1,823,927
Philippines Government International Bonds
3.950%, 01/20/40	1,100,000	984,991
4.375%, 03/05/30	2,000,000	2,024,509
5.000%, 01/13/37	1,740,000	1,764,319
Republic of Italy Government International Bonds
2.875%, 10/17/29	1,000,000	956,245
Republic of Poland Government International Bonds
3.250%, 04/06/26 (a)	1,000,000	995,523
5.500%, 03/18/54 (a)	1,100,000	1,061,103
Svensk Exportkredit AB
4.875%, 10/04/30	1,000,000	1,045,241
BHFTII-165

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
4.375%, 10/27/27	900,000	$904,920
		42,344,885
Total Foreign Government (Cost $52,794,016)		51,800,404

Non-Agency Mortgage-Backed Securities—0.7%
Commercial Mortgage-Backed Securities — 0.7%
Bank
2.556%, 05/15/64	500,000	449,971
2.758%, 09/15/62	161,892	152,109
3.538%, 11/15/54	1,000,000	983,054
4.407%, 11/15/61 (b)	881,000	884,091
5.355%, 10/15/57 (b)	300,000	303,653
6.106%, 06/15/57 (b)	500,000	532,813
6.356%, 06/15/57 (b)	400,000	421,238
Bank5
5.769%, 06/15/57	1,400,000	1,460,641
6.255%, 09/15/56	1,558,544	1,626,754
6.260%, 04/15/56 (b)	1,000,000	1,039,939
Bank5 Trust
5.753%, 01/15/58	1,000,000	1,048,070
BBCMS Mortgage Trust
3.662%, 04/15/55 (b)	730,000	685,027
4.600%, 06/15/55 (b)	2,000,000	1,899,999
5.720%, 02/15/62	275,000	292,942
5.829%, 05/15/57	350,000	375,224
5.943%, 05/15/57 (b)	560,000	573,970
6.094%, 05/15/57 (b)	200,000	211,312
Benchmark Mortgage Trust
2.388%, 09/15/54	1,150,000	1,019,258
3.666%, 01/15/51 (b)	915,000	900,920
6.228%, 05/15/56 (b)	1,500,000	1,584,192
6.363%, 07/15/56 (b)	2,500,000	2,620,022
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	778,639
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	933,241
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	400,705
5.645%, 02/15/58	2,050,000	2,168,958
6.044%, 02/15/58 (b)	850,000	869,760
Total Non-Agency Mortgage-Backed Securities (Cost $24,023,937)		24,216,502

Municipals—0.5%
California State University
2.897%, 11/01/51	1,310,000	930,145
5.183%, 11/01/53	190,000	183,263
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	346,877
City of New York NY
5.828%, 10/01/53	1,000,000	1,046,924
Security Description	Principal Amount*	Value

Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	$2,195,985
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,033,027
Municipal Electric Authority of Georgia
6.637%, 04/01/57	853,000	934,818
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,207,658
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	299,873
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,280,196
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	661,565
State of California, General Obligation Unlimited
4.500%, 08/01/29	3,000,000	3,078,346
7.300%, 10/01/39	1,200,000	1,403,910
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,073,235	1,091,785
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	458,409
Total Municipals (Cost $17,321,146)		16,152,781

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
4.480%, 03/15/30	1,500,000	1,514,067
5.260%, 02/15/29	1,510,000	1,537,747
Carvana Auto Receivables Trust
5.210%, 06/10/30	2,000,000	2,039,260
Ford Credit Auto Owner Trust
4.610%, 08/15/29	550,000	555,631
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	503,757
Nissan Auto Receivables Owner Trust
4.350%, 09/15/31	1,000,000	1,008,122
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	503,228
4.680%, 05/15/30	500,000	502,543
		8,164,355
Asset-Backed - Credit Card — 0.1%
American Express Credit Account Master Trust
4.280%, 04/15/30	1,100,000	1,110,278
5.150%, 09/16/30	2,000,000	2,067,852
WF Card Issuance Trust
4.290%, 10/15/29	675,000	680,556
		3,858,686
Asset-Backed - Other — 0.1%
John Deere Owner Trust
4.230%, 09/17/29	500,000	502,539
BHFTII-166

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other—(Continued)
Verizon Master Trust
4.420%, 08/20/30	2,000,000	$2,005,393
		2,507,932
Total Asset-Backed Securities (Cost $14,406,897)		14,530,973

Short-Term Investments—0.4%
U.S. Treasury—0.4%
U.S. Treasury Bills
3.956%, 10/28/25 (c)	13,200,000	13,159,978
Total Short-Term Investments (Cost $13,160,058)		13,159,978

Securities Lending Reinvestments (d)—10.4%
Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 4.070% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (e)	1,000,000	1,000,000
		2,000,000

Certificates of Deposit—1.3%
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	999,989
Barclays Bank PLC
4.360%, SOFR + 0.200%, 10/01/25 (b)	2,000,000	1,999,998
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (b)	4,000,000	4,003,868
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (b)	1,500,000	1,500,128
4.450%, SOFR + 0.290%, 11/13/25 (b)	2,000,000	2,000,266
4.510%, SOFR + 0.350%, 10/10/25 (b)	2,000,000	2,000,100
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (b)	3,000,000	2,999,417
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (b)	3,000,000	3,000,255
4.380%, SOFR + 0.220%, 12/15/25 (b)	5,000,000	5,000,655
Skandinaviska Enskilda Banken AB
4.080%, 10/06/25	2,000,000	1,999,994
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (b)	4,000,000	4,000,220
Sumitomo Mitsui Banking Corp.
4.480%, SOFR + 0.350%, 10/14/25 (b)	3,000,000	3,000,201
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 10/16/25	5,000,000	4,990,900
4.500%, 10/10/25	2,000,000	2,000,240
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (b)	5,000,000	5,001,385
		44,497,616
Commercial Paper—0.5%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	6,000,000	5,997,918
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Ionic Funding LLC
4.130%, 10/02/25	3,000,000	$2,999,277
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (b)	4,000,000	3,999,996
Salisbury Receivables Co. LLC
4.150%, 12/11/25	1,000,000	991,606
4.180%, 12/08/25	1,000,000	991,950
Westpac Banking Corp.
4.530%, SOFR + 0.400%, 04/10/26 (b)	3,000,000	3,002,526
		17,983,273
Repurchase Agreements—7.8%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $10,001,167; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $30,003,517; collateralized by various Common Stock with an aggregate market value of $33,370,073	30,000,000	30,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $25,102,977; collateralized by various Common Stock with an aggregate market value of $27,919,628	25,100,000	25,100,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $4,046,164; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $4,456,058	4,000,000	4,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $6,143,507; collateralized by various Common Stock with an aggregate market value of $6,600,002	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $3,800,438; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $3,876,001	3,800,000	3,800,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,214,842; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $4,298,639	4,214,352	4,214,352
BHFTII-167

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $7,125,847; collateralized by various Common Stock with an aggregate market value of $7,945,046	7,125,000	$7,125,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $25,102,984; collateralized by various Common Stock with an aggregate market value of $27,988,864	25,100,000	25,100,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $45,037,625; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $50,048,454	45,000,000	45,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $55,046,307; collateralized by various Common Stock with an aggregate market value of $61,332,655	55,000,000	55,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $8,033,911; collateralized by various Common Stock with an aggregate market value of $8,889,966	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $4,100,466; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $4,182,001	4,100,000	4,100,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $21,372,944; collateralized by various Common Stock with an aggregate market value of $23,773,348	21,370,415	21,370,415
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $10,001,164; collateralized by various Common Stock with an aggregate market value of $11,001,280	10,000,000	10,000,000
		263,809,767
Time Deposits—0.7%
DNB Bank ASA
4.040%, 10/01/25	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (b)	2,000,000	$2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
Svenska (NY)
4.060%, 10/01/25	10,000,000	10,000,000
		23,000,000
Total Securities Lending Reinvestments (Cost $351,282,769)		351,290,656
Total Investments—109.7% (Cost $3,825,214,043)		3,713,837,275
Other assets and liabilities (net)—(9.7)%		(328,375,173)
Net Assets—100.0%		$3,385,462,102

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $402,169,297 and the collateral received consisted of cash in the amount of $351,227,929 and non-cash collateral with a value of $70,216,962. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$3,261,888, which is 0.1% of net assets.

BHFTII-168

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,541,787,950	$—	$1,541,787,950
Total Corporate Bonds & Notes*	—	854,785,169	—	854,785,169
Total Agency Sponsored Mortgage-Backed Securities*	—	846,112,862	—	846,112,862
Total Foreign Government*	—	51,800,404	—	51,800,404
Total Non-Agency Mortgage-Backed Securities*	—	24,216,502	—	24,216,502
Total Municipals*	—	16,152,781	—	16,152,781
Total Asset-Backed Securities*	—	14,530,973	—	14,530,973
Total Short-Term Investments*	—	13,159,978	—	13,159,978
Securities Lending Reinvestments
Short-Term Investment Funds	2,000,000	—	—	2,000,000
Certificates of Deposit	—	44,497,616	—	44,497,616
Commercial Paper	—	17,983,273	—	17,983,273
Repurchase Agreements	—	263,809,767	—	263,809,767
Time Deposits	—	23,000,000	—	23,000,000
Total Securities Lending Reinvestments	2,000,000	349,290,656	—	351,290,656
Total Investments	$2,000,000	$3,711,837,275	$—	$3,713,837,275
Collateral for Securities Loaned (Liability)	$—	$(351,227,929)	$—	$(351,227,929)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-169

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.9%
AeroVironment, Inc. (a)	11,643	$3,666,264
ATI, Inc. (a)	50,440	4,102,790
BWX Technologies, Inc.	33,448	6,166,808
Curtiss-Wright Corp.	13,789	7,486,600
Hexcel Corp.	29,116	1,825,573
Kratos Defense & Security Solutions, Inc. (a)	61,771	5,644,016
Woodward, Inc.	21,945	5,545,721
		34,437,772
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a)	41,892	2,215,668
Automobile Components — 0.8%
Autoliv, Inc.	25,859	3,193,587
Gentex Corp.	80,323	2,273,141
Goodyear Tire & Rubber Co. (a)	104,680	783,006
Lear Corp.	19,471	1,958,977
Visteon Corp.	9,982	1,196,443
		9,405,154
Automobiles — 0.3%
Harley-Davidson, Inc.	44,483	1,241,076
Thor Industries, Inc.	19,470	2,018,844
		3,259,920
Banks — 6.4%
Associated Banc-Corp.	59,789	1,537,175
Bank OZK	38,740	1,974,965
Cadence Bank	68,180	2,559,477
Columbia Banking System, Inc.	109,438	2,816,934
Comerica, Inc.	47,034	3,222,770
Commerce Bancshares, Inc.	45,414	2,713,941
Cullen/Frost Bankers, Inc. (b)	23,540	2,984,166
East West Bancorp, Inc.	50,437	5,369,019
First Financial Bankshares, Inc.	47,656	1,603,624
First Horizon Corp.	185,813	4,201,232
Flagstar Financial, Inc. (b)	109,498	1,264,702
FNB Corp.	131,431	2,117,353
Glacier Bancorp, Inc. (b)	43,384	2,111,499
Hancock Whitney Corp.	31,016	1,941,912
Home BancShares, Inc.	67,073	1,898,166
International Bancshares Corp.	19,789	1,360,494
Old National Bancorp (b)	127,627	2,801,413
Pinnacle Financial Partners, Inc.	28,142	2,639,438
Prosperity Bancshares, Inc.	34,765	2,306,658
Southstate Bank Corp.	37,038	3,661,947
Synovus Financial Corp.	50,796	2,493,068
Texas Capital Bancshares, Inc. (a)	16,744	1,415,370
UMB Financial Corp.	26,119	3,091,184
United Bankshares, Inc.	51,714	1,924,278
Valley National Bancorp	176,156	1,867,254
Webster Financial Corp.	60,817	3,614,962
Western Alliance Bancorp	37,884	3,285,300
Wintrust Financial Corp.	24,502	3,245,045
Security Description	Shares	Value
Banks—(Continued)
Zions Bancorp NA	54,023	$3,056,621
		75,079,967
Beverages — 0.6%
Boston Beer Co., Inc. - Class A (a)	2,894	611,850
Celsius Holdings, Inc. (a)	58,526	3,364,660
Coca-Cola Consolidated, Inc.	21,933	2,569,670
		6,546,180
Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc. (a)	70,269	3,805,769
Cytokinetics, Inc. (a) (b)	43,789	2,406,643
Exelixis, Inc. (a)	98,516	4,068,711
Halozyme Therapeutics, Inc. (a)	42,804	3,139,245
Neurocrine Biosciences, Inc. (a)	36,296	5,095,233
Roivant Sciences Ltd. (a) (b)	157,440	2,382,067
United Therapeutics Corp. (a)	16,551	6,938,345
		27,836,013
Broadline Retail — 0.4%
Macy's, Inc.	99,371	1,781,722
Ollie's Bargain Outlet Holdings, Inc. (a)	22,448	2,882,323
		4,664,045
Building Products — 2.1%
AAON, Inc. (b)	24,764	2,313,948
Advanced Drainage Systems, Inc.	26,178	3,630,888
Carlisle Cos., Inc. (b)	15,609	5,134,737
Fortune Brands Innovations, Inc.	43,929	2,345,369
Owens Corning	30,604	4,329,242
Simpson Manufacturing Co., Inc.	15,230	2,550,416
Trex Co., Inc. (a)	39,242	2,027,634
UFP Industries, Inc.	21,432	2,003,678
		24,335,912
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	10,398	2,479,195
Carlyle Group, Inc.	95,305	5,975,623
Evercore, Inc. - Class A	14,126	4,764,982
Federated Hermes, Inc.	27,049	1,404,655
Hamilton Lane, Inc. - Class A	14,805	1,995,566
Houlihan Lokey, Inc.	19,897	4,085,252
Janus Henderson Group PLC	45,665	2,032,549
Jefferies Financial Group, Inc.	60,391	3,950,779
Morningstar, Inc.	8,953	2,077,186
SEI Investments Co.	34,383	2,917,398
Stifel Financial Corp.	37,391	4,242,757
		35,925,942
Chemicals — 1.4%
Ashland, Inc.	16,726	801,343
Avient Corp.	33,500	1,103,825
Axalta Coating Systems Ltd. (a)	79,256	2,268,307
Cabot Corp.	19,470	1,480,693
NewMarket Corp.	2,855	2,364,540
BHFTII-170

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Olin Corp.	41,953	$1,048,405
RPM International, Inc.	46,980	5,538,002
Scotts Miracle-Gro Co.	16,270	926,577
Westlake Corp.	12,202	940,286
		16,471,978
Commercial Services & Supplies — 1.6%
Brink's Co.	15,246	1,781,648
Clean Harbors, Inc. (a)	18,450	4,284,459
MSA Safety, Inc.	13,465	2,316,922
RB Global, Inc.	67,921	7,359,920
Tetra Tech, Inc.	96,163	3,209,921
		18,952,870
Communications Equipment — 1.0%
Ciena Corp. (a)	51,734	7,536,092
Lumentum Holdings, Inc. (a)	25,544	4,156,264
		11,692,356
Construction & Engineering — 2.7%
AECOM	48,469	6,323,751
API Group Corp. (a)	135,455	4,655,588
Comfort Systems USA, Inc.	12,883	10,630,794
Fluor Corp. (a)	59,161	2,488,903
MasTec, Inc. (a)	22,436	4,774,605
Valmont Industries, Inc.	7,224	2,800,962
		31,674,603
Construction Materials — 0.4%
Eagle Materials, Inc.	11,875	2,767,350
Knife River Corp. (a)	20,736	1,593,976
		4,361,326
Consumer Finance — 0.7%
Ally Financial, Inc.	102,506	4,018,235
FirstCash Holdings, Inc.	14,287	2,263,347
SLM Corp.	76,294	2,111,818
		8,393,400
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc. - Class A	147,513	2,582,953
BJ's Wholesale Club Holdings, Inc. (a)	48,325	4,506,306
Casey's General Stores, Inc.	13,607	7,692,309
Maplebear, Inc. (a) (b)	67,484	2,480,712
Performance Food Group Co. (a)	57,279	5,959,307
Sprouts Farmers Market, Inc. (a)	35,763	3,891,014
U.S. Foods Holding Corp. (a)	82,403	6,313,718
		33,426,319
Containers & Packaging — 1.1%
AptarGroup, Inc.	24,110	3,222,543
Crown Holdings, Inc.	42,101	4,066,536
Graphic Packaging Holding Co. (b)	108,414	2,121,662
Greif, Inc. - Class A	9,562	571,425
Silgan Holdings, Inc.	32,498	1,397,739
Security Description	Shares	Value
Containers & Packaging—(Continued)
Sonoco Products Co.	36,094	$1,555,290
		12,935,195
Diversified Consumer Services — 1.3%
Duolingo, Inc. (a)	14,527	4,675,370
Graham Holdings Co. - Class B	1,243	1,463,396
Grand Canyon Education, Inc. (a)	10,152	2,228,567
H&R Block, Inc. (b)	48,994	2,477,626
Service Corp. International	51,321	4,270,934
		15,115,893
Diversified REITs — 0.5%
WP Carey, Inc.	80,141	5,415,127
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc. (a)	91,604	3,421,410
Iridium Communications, Inc. (b)	38,833	678,024
		4,099,434
Electric Utilities — 1.0%
ALLETE, Inc.	21,189	1,406,950
IDACORP, Inc.	19,774	2,613,134
OGE Energy Corp.	73,701	3,410,145
Portland General Electric Co.	40,094	1,764,136
TXNM Energy, Inc.	34,707	1,962,681
		11,157,046
Electrical Equipment — 1.7%
Acuity, Inc.	11,105	3,824,451
EnerSys	13,711	1,548,795
NEXTracker, Inc. - Class A (a)	54,148	4,006,410
nVent Electric PLC	58,899	5,809,797
Regal Rexnord Corp. (b)	24,290	3,484,158
Sensata Technologies Holding PLC	53,297	1,628,223
		20,301,834
Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics, Inc. (a)	18,847	2,280,487
Avnet, Inc.	30,688	1,604,369
Belden, Inc.	14,499	1,743,795
Cognex Corp.	61,443	2,783,368
Coherent Corp. (a)	56,885	6,127,652
Crane NXT Co. (b)	18,070	1,211,955
Fabrinet (a) (b)	13,113	4,781,262
Flex Ltd. (a)	137,352	7,962,295
IPG Photonics Corp. (a)	9,270	734,091
Littelfuse, Inc.	9,069	2,348,962
Novanta, Inc. (a)	13,165	1,318,475
TD SYNNEX Corp.	28,067	4,595,971
Vontier Corp.	53,685	2,253,159
		39,745,841
Energy Equipment & Services — 0.9%
NOV, Inc. (b)	135,903	1,800,715
TechnipFMC PLC	150,413	5,933,793
BHFTII-171

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Valaris Ltd. (a)	24,236	$1,181,989
Weatherford International PLC	26,288	1,798,888
		10,715,385
Entertainment — 0.2%
Warner Music Group Corp. - Class A (b)	53,388	1,818,395
Financial Services — 1.6%
Equitable Holdings, Inc.	109,617	5,566,351
Essent Group Ltd.	36,059	2,291,910
Euronet Worldwide, Inc. (a) (b)	14,102	1,238,297
MGIC Investment Corp.	84,361	2,393,321
Shift4 Payments, Inc. - Class A (a) (b)	24,625	1,905,975
Voya Financial, Inc.	35,284	2,639,243
Western Union Co. (b)	118,191	944,346
WEX, Inc. (a)	12,539	1,975,269
		18,954,712
Food Products — 0.8%
Darling Ingredients, Inc. (a)	57,889	1,787,033
Flowers Foods, Inc.	77,267	1,008,334
Ingredion, Inc.	23,487	2,867,998
Marzetti Co.	7,466	1,290,050
Pilgrim's Pride Corp. (b)	15,647	637,146
Post Holdings, Inc. (a)	17,493	1,880,148
		9,470,709
Gas Utilities — 1.1%
National Fuel Gas Co.	33,069	3,054,583
New Jersey Resources Corp.	36,760	1,769,994
ONE Gas, Inc. (b)	21,956	1,777,119
Southwest Gas Holdings, Inc.	23,443	1,836,525
Spire, Inc.	21,600	1,760,832
UGI Corp.	78,652	2,615,965
		12,815,018
Ground Transportation — 1.4%
Avis Budget Group, Inc. (a) (b)	6,182	992,675
Knight-Swift Transportation Holdings, Inc.	59,395	2,346,696
Landstar System, Inc.	12,682	1,554,306
Ryder System, Inc.	14,928	2,816,018
Saia, Inc. (a) (c)	9,748	2,918,161
XPO, Inc. (a) (b)	43,096	5,571,020
		16,198,876
Health Care Equipment & Supplies — 1.2%
Dentsply Sirona, Inc.	73,002	926,395
Envista Holdings Corp. (a)	60,815	1,238,802
Globus Medical, Inc. - Class A (a)	41,216	2,360,440
Haemonetics Corp. (a)	17,630	859,286
Lantheus Holdings, Inc. (a)	24,882	1,276,198
LivaNova PLC (a)	19,981	1,046,605
Masimo Corp. (a) (b)	16,899	2,493,447
Penumbra, Inc. (a)	14,272	3,615,383
		13,816,556
Security Description	Shares	Value
Health Care Providers & Services — 2.2%
Chemed Corp.	5,333	$2,387,797
Encompass Health Corp.	36,861	4,682,084
Ensign Group, Inc.	20,965	3,622,123
HealthEquity, Inc. (a)	31,646	2,999,092
Hims & Hers Health, Inc. (a) (b)	75,665	4,291,719
Option Care Health, Inc. (a)	59,392	1,648,722
Tenet Healthcare Corp. (a)	32,333	6,564,892
		26,196,429
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	128,672	2,319,956
Omega Healthcare Investors, Inc.	107,957	4,557,945
Sabra Health Care REIT, Inc. (b)	87,753	1,635,716
		8,513,617
Health Care Technology — 0.3%
Doximity, Inc. - Class A (a)	49,916	3,651,355
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	73,159	810,602
Hotels, Restaurants & Leisure — 2.8%
Aramark	96,192	3,693,773
Boyd Gaming Corp.	21,714	1,877,175
Cava Group, Inc. (a)	36,493	2,204,542
Choice Hotels International, Inc. (b)	7,563	808,560
Churchill Downs, Inc.	24,379	2,365,007
Hilton Grand Vacations, Inc. (a)	22,572	943,735
Hyatt Hotels Corp. - Class A (b)	15,494	2,199,063
Light & Wonder, Inc. (a) (b)	30,721	2,578,721
Marriott Vacations Worldwide Corp.	10,130	674,253
Planet Fitness, Inc. - Class A (a)	30,710	3,187,698
Texas Roadhouse, Inc.	24,318	4,040,436
Travel & Leisure Co.	23,757	1,413,304
Vail Resorts, Inc. (b)	13,596	2,033,554
Wingstop, Inc.	10,219	2,571,918
Wyndham Hotels & Resorts, Inc.	27,943	2,232,646
		32,824,385
Household Durables — 1.8%
KB Home	24,903	1,584,827
Somnigroup International, Inc. (b)	76,810	6,477,387
Taylor Morrison Home Corp. (a)	36,172	2,387,714
Toll Brothers, Inc.	35,930	4,963,370
TopBuild Corp. (a)	10,239	4,002,016
Whirlpool Corp. (b)	20,455	1,607,763
		21,023,077
Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.	22,222	2,138,868
Talen Energy Corp. (a)	16,719	7,111,928
		9,250,796
Industrial REITs — 1.0%
EastGroup Properties, Inc.	19,491	3,299,047
First Industrial Realty Trust, Inc.	48,454	2,493,928
BHFTII-172

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Rexford Industrial Realty, Inc.	86,412	$3,552,397
STAG Industrial, Inc. (b)	68,322	2,411,083
		11,756,455
Insurance — 4.1%
American Financial Group, Inc.	25,330	3,691,088
Brighthouse Financial, Inc. (a) (d)	20,915	1,110,168
CNO Financial Group, Inc.	35,472	1,402,918
Fidelity National Financial, Inc.	93,472	5,654,121
First American Financial Corp.	37,254	2,393,197
Hanover Insurance Group, Inc.	13,091	2,377,718
Kemper Corp.	22,961	1,183,640
Kinsale Capital Group, Inc.	8,101	3,445,031
Old Republic International Corp.	83,654	3,552,785
Primerica, Inc.	11,854	3,290,552
Reinsurance Group of America, Inc.	24,188	4,647,241
RenaissanceRe Holdings Ltd.	17,224	4,373,690
RLI Corp. (b)	33,605	2,191,718
Ryan Specialty Holdings, Inc. (b)	41,234	2,323,948
Selective Insurance Group, Inc.	22,268	1,805,267
Unum Group	57,341	4,459,983
		47,903,065
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc. (a)	102,612	1,119,497
IT Services — 1.2%
ASGN, Inc. (a)	16,028	758,926
Kyndryl Holdings, Inc. (a)	84,588	2,540,178
Okta, Inc. (a)	61,174	5,609,656
Twilio, Inc. - Class A (a)	56,150	5,620,053
		14,528,813
Leisure Products — 0.5%
Brunswick Corp.	23,908	1,511,942
Mattel, Inc. (a) (b)	117,911	1,984,442
Polaris, Inc.	19,547	1,136,267
YETI Holdings, Inc. (a)	29,724	986,242
		5,618,893
Life Sciences Tools & Services — 1.7%
Avantor, Inc. (a) (b)	249,486	3,113,585
Bio-Rad Laboratories, Inc. - Class A (a)	6,680	1,873,005
Bruker Corp.	40,531	1,316,852
Illumina, Inc. (a) (b)	56,247	5,341,778
Medpace Holdings, Inc. (a)	8,122	4,176,008
Repligen Corp. (a)	19,353	2,586,915
Sotera Health Co. (a) (b)	64,448	1,013,767
		19,421,910
Machinery — 5.0%
AGCO Corp. (b)	22,665	2,426,742
Chart Industries, Inc. (a)	16,170	3,236,425
CNH Industrial NV	324,999	3,526,239
Crane Co.	17,901	3,296,290
Security Description	Shares	Value
Machinery—(Continued)
Donaldson Co., Inc.	42,641	$3,490,166
Esab Corp.	20,880	2,333,131
Flowserve Corp.	47,860	2,543,280
Graco, Inc.	60,637	5,151,719
ITT, Inc.	28,545	5,102,704
Lincoln Electric Holdings, Inc.	20,196	4,762,823
Middleby Corp. (a)	17,064	2,268,318
Mueller Industries, Inc.	40,512	4,096,168
Oshkosh Corp.	23,421	3,037,704
RBC Bearings, Inc. (a)	11,502	4,489,116
Terex Corp.	24,006	1,231,508
Timken Co.	23,192	1,743,575
Toro Co.	36,114	2,751,887
Watts Water Technologies, Inc. - Class A	10,033	2,802,016
		58,289,811
Marine Transportation — 0.1%
Kirby Corp. (a)	20,420	1,704,049
Media — 0.8%
EchoStar Corp. - Class A (a)	49,212	3,757,828
New York Times Co. - Class A	59,298	3,403,705
Nexstar Media Group, Inc. (b)	10,429	2,062,231
		9,223,764
Metals & Mining — 2.2%
Alcoa Corp.	94,751	3,116,361
Carpenter Technology Corp.	18,243	4,479,386
Cleveland-Cliffs, Inc. (a)	181,036	2,208,639
Commercial Metals Co.	40,961	2,346,246
MP Materials Corp. (a)	49,255	3,303,533
Reliance, Inc.	19,247	5,405,135
Royal Gold, Inc. (b)	24,091	4,832,173
		25,691,473
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	234,971	4,748,764
Starwood Property Trust, Inc. (b)	126,295	2,446,334
		7,195,098
Multi-Utilities — 0.3%
Black Hills Corp.	26,660	1,641,989
Northwestern Energy Group, Inc.	22,467	1,316,791
		2,958,780
Office REITs — 0.6%
COPT Defense Properties	41,238	1,198,376
Cousins Properties, Inc.	61,468	1,778,884
Kilroy Realty Corp. (b)	39,827	1,682,691
Vornado Realty Trust	59,034	2,392,648
		7,052,599
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	122,577	2,382,897
Antero Resources Corp. (a)	107,402	3,604,411
BHFTII-173

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Chord Energy Corp.	20,954	$2,082,199
Civitas Resources, Inc.	30,518	991,835
CNX Resources Corp. (a) (b)	51,753	1,662,306
DT Midstream, Inc.	37,179	4,203,458
HF Sinclair Corp.	58,193	3,045,822
Matador Resources Co.	42,825	1,924,127
Murphy Oil Corp.	49,099	1,394,903
Ovintiv, Inc.	94,064	3,798,304
PBF Energy, Inc. - Class A	30,061	906,940
Permian Resources Corp.	255,891	3,275,405
Range Resources Corp.	87,167	3,280,966
Viper Energy, Inc. - Class A (b)	61,743	2,359,817
		34,913,390
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	23,192	2,060,377
Passenger Airlines — 0.4%
Alaska Air Group, Inc. (a) (b)	42,198	2,100,617
American Airlines Group, Inc. (a)	241,468	2,714,100
		4,814,717
Personal Care Products — 0.4%
BellRing Brands, Inc. (a)	46,102	1,675,808
Coty, Inc. - Class A (a) (b)	134,072	541,651
elf Beauty, Inc. (a) (b)	21,707	2,875,743
		5,093,202
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc. (a)	181,812	3,661,694
Jazz Pharmaceuticals PLC (a)	22,199	2,925,828
Perrigo Co. PLC (b)	50,349	1,121,272
		7,708,794
Professional Services — 2.5%
CACI International, Inc. - Class A (a) (c)	8,049	4,014,680
Concentrix Corp.	16,375	755,706
ExlService Holdings, Inc. (a)	59,106	2,602,437
Exponent, Inc.	18,481	1,284,060
FTI Consulting, Inc. (a) (b)	11,618	1,878,050
Genpact Ltd.	59,310	2,484,496
Insperity, Inc.	13,097	644,372
KBR, Inc.	47,150	2,229,723
Maximus, Inc.	20,621	1,884,141
Parsons Corp. (a)	19,541	1,620,340
Paylocity Holding Corp. (a)	16,351	2,604,224
Science Applications International Corp.	17,153	1,704,494
TransUnion	71,288	5,972,509
		29,679,232
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (a)	17,340	5,172,175
Residential REITs — 0.8%
American Homes 4 Rent - Class A	119,243	3,964,830
Equity LifeStyle Properties, Inc.	70,918	4,304,722
Security Description	Shares	Value
Residential REITs—(Continued)
Independence Realty Trust, Inc. (b)	85,423	$1,400,083
		9,669,635
Retail REITs — 0.9%
Agree Realty Corp. (b)	40,427	2,871,934
Brixmor Property Group, Inc.	112,019	3,100,686
Kite Realty Group Trust (b)	80,458	1,794,213
NNN REIT, Inc.	69,085	2,940,949
		10,707,782
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc. (a)	45,370	1,324,804
Amkor Technology, Inc.	41,604	1,181,554
Cirrus Logic, Inc. (a)	18,785	2,353,573
Entegris, Inc. (b)	55,479	5,129,588
Lattice Semiconductor Corp. (a) (b)	50,097	3,673,112
MACOM Technology Solutions Holdings, Inc. (a)	23,438	2,917,797
MKS, Inc.	24,577	3,041,895
Onto Innovation, Inc. (a)	17,933	2,317,302
Power Integrations, Inc.	20,528	825,431
Rambus, Inc. (a)	39,375	4,102,875
Silicon Laboratories, Inc. (a)	12,009	1,574,740
Synaptics, Inc. (a)	14,105	963,936
Universal Display Corp. (b)	16,178	2,323,646
		31,730,253
Software — 3.8%
Appfolio, Inc. - Class A (a)	8,370	2,307,274
Bill Holdings, Inc. (a)	33,556	1,777,461
Blackbaud, Inc. (a)	13,614	875,516
Commvault Systems, Inc. (a)	16,271	3,071,640
Docusign, Inc. (a)	73,946	5,330,767
Dolby Laboratories, Inc. - Class A	22,390	1,620,364
Dropbox, Inc. - Class A (a) (b)	67,731	2,046,154
Dynatrace, Inc. (a)	110,338	5,345,876
Guidewire Software, Inc. (a)	30,812	7,082,446
Manhattan Associates, Inc. (a)	22,129	4,536,003
Nutanix, Inc. - Class A (a)	98,104	7,297,957
Pegasystems, Inc.	33,808	1,943,960
Qualys, Inc. (a)	13,210	1,748,079
		44,983,497
Specialized REITs — 1.4%
CubeSmart	83,450	3,393,077
EPR Properties	27,855	1,615,869
Gaming & Leisure Properties, Inc.	103,568	4,827,304
Lamar Advertising Co. - Class A (b)	31,765	3,888,671
National Storage Affiliates Trust (b)	25,836	780,764
PotlatchDeltic Corp.	26,020	1,060,315
Rayonier, Inc.	51,902	1,377,479
		16,943,479
Specialty Retail — 3.6%
Abercrombie & Fitch Co. - Class A (a)	17,435	1,491,564
AutoNation, Inc. (a)	10,349	2,264,051
BHFTII-174

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Bath & Body Works, Inc.	77,440	$1,994,854
Burlington Stores, Inc. (a) (b)	22,803	5,803,364
Chewy, Inc. - Class A (a)	81,572	3,299,587
Dick's Sporting Goods, Inc.	24,467	5,437,057
Five Below, Inc. (a)	20,149	3,117,050
Floor & Decor Holdings, Inc. - Class A (a)	39,410	2,904,517
GameStop Corp. - Class A (a) (b)	150,609	4,108,614
Gap, Inc.	83,280	1,781,359
Lithia Motors, Inc.	9,382	2,964,712
Murphy USA, Inc.	6,425	2,494,571
Penske Automotive Group, Inc.	6,768	1,177,023
RH (a)	5,621	1,141,962
Valvoline, Inc. (a) (b)	46,518	1,670,461
		41,650,746
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc. - Class A (a)	113,626	9,522,995
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. (a)	43,566	867,834
Columbia Sportswear Co.	9,420	492,666
Crocs, Inc. (a)	19,987	1,669,914
PVH Corp. (b)	17,592	1,473,682
Under Armour, Inc. - Class A (a)	69,105	344,834
Under Armour, Inc. - Class C (a) (b)	44,378	214,346
VF Corp. (b)	120,077	1,732,711
		6,795,987
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	13,938	3,638,515
Core & Main, Inc. - Class A (a)	69,405	3,736,071
GATX Corp. (b)	13,028	2,277,294
MSC Industrial Direct Co., Inc. - Class A	16,707	1,539,383
Watsco, Inc. (b)	12,773	5,164,124
WESCO International, Inc.	17,809	3,766,604
		20,121,991
Water Utilities — 0.3%
Essential Utilities, Inc.	102,639	4,095,296
Total Common Stocks (Cost $873,928,667)		1,141,637,462

Investment Companies—0.7%
Exchange-Traded Funds — 0.7%
SPDR S&P MidCap 400 ETF Trust (b)	14,400	8,582,832
Total Investment Companies (Cost $8,451,467)		8,582,832

Short-Term Investments—1.7%
Discount Note—0.0%
Federal Home Loan Bank
Zero Coupon, 10/01/25 (e)	325,000	324,964
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—1.7%
U.S. Treasury Bills
3.828%, 10/16/25 (e)	2,300,000	$2,296,115
3.845%, 10/16/25 (e)	2,000,000	1,996,621
3.962%, 10/16/25 (e)	15,770,000	15,743,362
		20,036,098
Total Short-Term Investments (Cost $20,360,445)		20,361,062

Securities Lending Reinvestments (f)—5.0%
Short-Term Investment Funds—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (g)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (g)	4,000,000	4,000,000
		5,000,000

Certificates of Deposit—0.6%
Bank of Montreal
Zero Coupon, 10/24/25	1,000,000	997,280
Canadian Imperial Bank of Commerce (NY)
4.510%, SOFR + 0.380%, 08/11/26 (h)	1,300,000	1,301,007
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (h)	1,000,000	999,978
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (h)	2,000,000	2,000,170
4.380%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	1,000,131
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (h)	1,000,000	1,000,174
		7,298,740
Repurchase Agreements—3.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,000,582; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $4,000,469; collateralized by various Common Stock with an aggregate market value of $4,449,343	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $5,100,605; collateralized by various Common Stock with an aggregate market value of $5,672,912	5,100,000	5,100,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
BHFTII-175

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $3,071,753; collateralized by various Common Stock with an aggregate market value of $3,300,001	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,200,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,224,000	1,200,000	1,200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,737,027; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $2,791,443	2,736,709	2,736,709
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $5,000,594; collateralized by various Common Stock with an aggregate market value of $5,575,471	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,100,250; collateralized by various Common Stock with an aggregate market value of $2,341,697	2,100,000	2,100,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $9,007,525; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $10,009,691	9,000,000	9,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $1,020,119	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $1,004,239; collateralized by various Common Stock with an aggregate market value of $1,111,246	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,200,136; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,224,000	1,200,000	1,200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $75,009; collateralized by various Common Stock with an aggregate market value of $83,433	75,000	$75,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,500,291; collateralized by various Common Stock with an aggregate market value of $2,750,320	2,500,000	2,500,000
		44,911,709
Time Deposit—0.1%
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (h)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $58,208,920)		58,210,449
Total Investments—104.9% (Cost $960,949,499)		1,228,791,805
Other assets and liabilities (net)—(4.9)%		(57,729,911)
Net Assets—100.0%		$1,171,061,894

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $83,478,954 and the collateral received consisted of cash in the amount of
$58,201,523 and non-cash collateral with a value of $27,198,191. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $3,491,920.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-176

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Brighthouse Financial, Inc.	$1,171,167	$(189,097)	$60,686	$67,412	$1,110,168

Security Description	Number of shares held at September 30, 2025
Brighthouse Financial, Inc.	20,915
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	12/19/25	60	USD	19,717,200	$(36,993)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,141,637,462	$—	$—	$1,141,637,462
Total Investment Companies*	8,582,832	—	—	8,582,832
Total Short-Term Investments*	—	20,361,062	—	20,361,062
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Certificates of Deposit	—	7,298,740	—	7,298,740
Repurchase Agreements	—	44,911,709	—	44,911,709
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments	5,000,000	53,210,449	—	58,210,449
Total Investments	$1,155,220,294	$73,571,511	$—	$1,228,791,805
Collateral for Securities Loaned (Liability)	$—	$(58,201,523)	$—	$(58,201,523)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(36,993)	$—	$—	$(36,993)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-177

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Australia — 6.7%
ANZ Group Holdings Ltd.	214,127	$4,702,658
APA Group	93,494	550,399
Aristocrat Leisure Ltd.	41,701	1,939,820
ASX Ltd.	14,220	551,550
BHP Group Ltd.	362,697	10,150,337
BlueScope Steel Ltd.	37,152	559,944
Brambles Ltd.	98,570	1,627,944
CAR Group Ltd.	30,249	738,842
Cochlear Ltd.	5,081	941,422
Coles Group Ltd.	92,253	1,426,827
Commonwealth Bank of Australia	119,938	13,282,536
Computershare Ltd.	33,865	814,967
Evolution Mining Ltd.	152,348	1,099,284
Fortescue Ltd.	119,449	1,484,096
Glencore PLC (a)	724,718	3,352,466
Goodman Group (REIT)	147,029	3,206,328
Insurance Australia Group Ltd.	183,571	995,712
Lottery Corp. Ltd.	166,590	650,620
Macquarie Group Ltd.	26,357	3,839,511
Medibank Pvt Ltd.	205,958	656,881
National Australia Bank Ltd.	220,050	6,450,721
Northern Star Resources Ltd.	90,151	1,424,038
Origin Energy Ltd.	118,137	979,323
Pro Medicus Ltd.	3,760	770,781
Qantas Airways Ltd.	55,657	404,210
QBE Insurance Group Ltd.	108,968	1,488,804
REA Group Ltd.	3,315	509,024
Rio Tinto Ltd.	25,081	2,031,003
Rio Tinto PLC	82,213	5,423,292
Santos Ltd.	213,556	957,960
Scentre Group (REIT)	304,703	825,749
SGH Ltd.	17,180	571,590
Sigma Healthcare Ltd.	330,939	652,404
Sonic Healthcare Ltd.	38,529	547,605
South32 Ltd.	224,009	407,349
Stockland (REIT)	179,520	730,422
Suncorp Group Ltd.	84,009	1,132,169
Telstra Group Ltd.	294,228	940,547
Transurban Group	218,557	2,004,680
Vicinity Ltd. (REIT)	277,971	465,155
Washington H Soul Pattinson & Co. Ltd.	27,248	696,278
Wesfarmers Ltd.	80,785	4,936,307
Westpac Banking Corp.	245,261	6,320,065
WiseTech Global Ltd.	15,261	914,087
Woodside Energy Group Ltd.	134,961	2,030,425
Woolworths Group Ltd.	89,639	1,585,946
		97,772,078
Austria — 0.3%
Erste Group Bank AG	21,484	2,101,878
Mondi PLC	37,265	516,603
OMV AG	10,960	584,939
Verbund AG	5,416	394,031
		3,597,451
Security Description	Shares	Value
Belgium — 0.8%
Ageas SA	10,694	$743,062
Anheuser-Busch InBev SA	72,048	4,311,648
D'ieteren Group	1,814	341,098
Elia Group SA	3,719	429,492
Groupe Bruxelles Lambert NV	6,180	554,894
KBC Group NV	15,695	1,882,702
Lotus Bakeries NV	34	320,862
Sofina SA	887	261,751
Syensqo SA	4,121	334,800
UCB SA	8,748	2,422,259
		11,602,568
Brazil — 0.0%
Yara International ASA	11,867	433,245
Chile — 0.1%
Antofagasta PLC	26,108	973,511
China — 0.6%
BOC Hong Kong Holdings Ltd.	251,465	1,182,375
Prosus NV	92,505	6,565,643
SITC International Holdings Co. Ltd.	98,000	377,605
Wharf Holdings Ltd.	18,000	51,461
Wilmar International Ltd.	76,000	168,260
Yangzijiang Shipbuilding Holdings Ltd.	188,000	492,906
		8,838,250
Denmark — 1.8%
AP Moller - Maersk AS - Class A (b)	247	483,948
AP Moller - Maersk AS - Class B	278	545,625
Carlsberg AS - Class B (b)	7,386	859,380
Coloplast AS - Class B	9,893	847,481
Danske Bank AS	46,045	1,969,199
Demant AS (a)	5,755	199,671
DSV AS	14,587	2,914,571
Genmab AS (a)	4,399	1,357,111
Novo Nordisk AS - Class B	230,825	12,751,079
Novonesis (Novozymes) - B Shares	25,326	1,553,657
Orsted AS (a) (b)	13,763	247,535
Pandora AS	6,213	812,946
Rockwool AS - B Shares	5,710	213,398
Tryg AS	21,267	540,887
Vestas Wind Systems AS	69,290	1,345,874
		26,642,362
Finland — 1.0%
Elisa OYJ	10,776	565,880
Fortum OYJ	33,990	643,004
Kesko OYJ - B Shares	23,058	491,232
Kone OYJ - Class B	23,227	1,586,000
Metso OYJ	45,300	624,701
Neste OYJ	35,716	654,898
Nokia OYJ	350,944	1,682,953
Nordea Bank Abp	229,600	3,782,620
Orion OYJ - Class B	8,065	618,265
Sampo OYJ - A Shares	169,825	1,956,311
BHFTII-178

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Stora Enso OYJ - R Shares (b)	41,742	$459,704
UPM-Kymmene OYJ	38,881	1,065,565
Wartsila OYJ Abp	32,621	977,689
		15,108,822
France — 9.0%
Accor SA	12,658	600,157
Aeroports de Paris SA	2,924	388,037
Air Liquide SA	41,867	8,720,046
Airbus SE	42,908	10,038,511
Alstom SA (a)	21,673	569,957
Amundi SA	5,183	413,113
Arkema SA	3,712	235,777
AXA SA	126,678	6,070,359
BioMerieux	3,497	469,399
BNP Paribas SA	72,169	6,584,115
Bollore SE	27,418	155,311
Bouygues SA	11,689	528,399
Bureau Veritas SA	21,102	663,108
Capgemini SE	11,893	1,732,034
Carrefour SA	45,789	693,873
Cie de Saint-Gobain SA	32,901	3,587,155
Cie Generale des Etablissements Michelin SCA	46,503	1,671,707
Covivio SA (REIT)	3,163	213,502
Credit Agricole SA	79,036	1,557,584
Danone SA	47,044	4,101,992
Dassault Aviation SA	1,308	436,952
Dassault Systemes SE	45,481	1,531,173
Edenred SE	14,790	352,699
Eiffage SA	4,800	617,856
Engie SA	133,596	2,868,028
EssilorLuxottica SA	21,675	7,075,580
FDJ UNITED	6,401	214,661
Gecina SA (REIT)	3,884	389,634
Getlink SE	25,538	470,260
Hermes International SCA	2,308	5,664,777
Ipsen SA	3,184	428,976
Kering SA	5,313	1,771,969
Klepierre SA (REIT)	13,438	523,862
Legrand SA	18,886	3,152,946
L'Oreal SA	17,233	7,473,141
LVMH Moet Hennessy Louis Vuitton SE	17,923	10,975,665
Orange SA	130,078	2,111,940
Pernod Ricard SA	15,194	1,495,162
Publicis Groupe SA	17,290	1,660,957
Renault SA	12,566	517,933
Rexel SA	13,179	435,532
Safran SA	25,666	9,096,725
Sartorius Stedim Biotech	2,465	499,454
Societe Generale SA	52,621	3,502,934
Sodexo SA	7,469	470,595
Teleperformance SE	4,592	342,613
Thales SA	6,577	2,062,754
TotalEnergies SE	148,375	9,061,306
Unibail-Rodamco-Westfield (REIT) (a)	7,981	842,317
Veolia Environnement SA	47,155	1,612,335
Security Description	Shares	Value
France — (Continued)
Vinci SA	34,977	$4,874,089
		131,528,961
Germany — 9.1%
adidas AG	12,369	2,610,997
Allianz SE	27,677	11,643,225
Aumovio SE (a)	4,093	168,902
BASF SE	63,866	3,185,904
Bayer AG	69,177	2,295,515
Bayerische Motoren Werke AG	20,015	2,010,005
Beiersdorf AG	6,955	728,238
Brenntag SE	9,903	593,941
Commerzbank AG	55,189	2,080,422
Continental AG	8,186	540,131
Covestro AG (a)	15,956	1,092,724
CTS Eventim AG & Co. KGaA	3,650	358,096
Daimler Truck Holding AG	33,079	1,364,117
Deutsche Bank AG	131,274	4,620,827
Deutsche Boerse AG	13,379	3,588,358
Deutsche Lufthansa AG	30,302	257,011
Deutsche Post AG	69,944	3,122,028
Deutsche Telekom AG	248,953	8,488,823
E.ON SE	159,652	3,004,238
Evonik Industries AG	21,638	376,135
Fresenius Medical Care AG	17,340	910,595
Fresenius SE & Co. KGaA	31,193	1,738,572
GEA Group AG	10,150	750,454
Hannover Rueck SE	4,458	1,345,594
Heidelberg Materials AG	9,655	2,175,381
Henkel AG & Co. KGaA	7,448	552,911
Hensoldt AG	4,553	590,164
Infineon Technologies AG	94,679	3,698,472
Knorr-Bremse AG	5,199	488,624
LEG Immobilien SE	6,287	500,221
Mercedes-Benz Group AG	50,642	3,184,551
Merck KGaA	9,517	1,225,159
MTU Aero Engines AG	3,792	1,741,830
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,363	5,987,380
Nemetschek SE (b)	4,207	547,910
Rational AG	432	329,506
Rheinmetall AG	3,279	7,639,224
RWE AG	43,121	1,916,604
SAP SE	74,841	20,080,467
Scout24 SE	4,878	611,245
Siemens AG	54,470	14,708,876
Siemens Energy AG (a)	47,927	5,608,534
Siemens Healthineers AG	25,639	1,388,177
Symrise AG	9,551	832,993
Talanx AG	4,700	625,436
Vonovia SE	53,072	1,657,735
Zalando SE (a)	12,812	393,098
		133,359,350
Hong Kong — 1.9%
AIA Group Ltd.	761,800	7,303,489
CK Asset Holdings Ltd.	145,940	708,388
BHFTII-179

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
CK Infrastructure Holdings Ltd.	53,000	$348,351
CLP Holdings Ltd.	124,377	1,031,088
Futu Holdings Ltd. (ADR)	4,700	817,377
Hang Seng Bank Ltd.	45,500	693,422
Henderson Land Development Co. Ltd.	105,311	371,812
HKT Trust & HKT Ltd.	154,980	229,470
Hong Kong & China Gas Co. Ltd. (b)	802,531	697,745
Hong Kong Exchanges & Clearing Ltd.	85,800	4,877,631
Hongkong Land Holdings Ltd.	93,100	589,137
Jardine Matheson Holdings Ltd.	12,400	784,306
Link REIT (REIT) (b)	200,949	1,033,840
MTR Corp. Ltd.	113,500	385,050
Power Assets Holdings Ltd.	107,049	678,544
Prudential PLC	192,843	2,717,288
Sino Land Co. Ltd.	261,600	331,253
Sun Hung Kai Properties Ltd.	98,750	1,184,647
Swire Pacific Ltd. - Class A	34,817	295,519
Techtronic Industries Co. Ltd.	111,000	1,424,337
WH Group Ltd.	597,500	649,566
Wharf Real Estate Investment Co. Ltd.	55,976	165,561
		27,317,821
Ireland — 0.4%
AerCap Holdings NV	12,800	1,548,800
AIB Group PLC	149,400	1,356,935
Bank of Ireland Group PLC	65,400	1,083,477
Kerry Group PLC - Class A	12,505	1,127,026
Kingspan Group PLC	10,806	910,532
		6,026,770
Israel — 0.9%
Azrieli Group Ltd.	2,906	289,576
Bank Hapoalim BM	89,575	1,826,040
Bank Leumi Le-Israel BM	108,993	2,154,903
Check Point Software Technologies Ltd. (a)	5,900	1,220,769
Elbit Systems Ltd.	1,793	910,860
ICL Group Ltd.	54,671	342,646
Israel Discount Bank Ltd. - Class A	93,151	923,565
Mizrahi Tefahot Bank Ltd.	10,046	662,944
Nice Ltd. (a)	4,931	718,800
Nova Ltd. (a)	2,100	670,354
Phoenix Financial Ltd.	16,194	608,274
Teva Pharmaceutical Industries Ltd. (ADR) (a)	82,053	1,657,470
Wix.com Ltd. (a)	4,500	799,335
		12,785,536
Italy — 3.1%
Banca Mediolanum SpA	17,400	349,395
Banca Monte dei Paschi di Siena SpA (b)	98,328	873,781
Banco BPM SpA	75,100	1,125,530
BPER Banca SpA	100,388	1,116,365
Coca-Cola HBC AG	16,517	779,950
Davide Campari-Milano NV (b)	51,973	327,713
Enel SpA	590,636	5,606,379
Eni SpA (b)	146,595	2,561,876
Ferrari NV	8,929	4,326,634
Security Description	Shares	Value
Italy — (Continued)
FinecoBank Banca Fineco SpA	42,420	$919,668
Generali	60,400	2,375,261
Infrastrutture Wireless Italiane SpA	28,372	333,685
Intesa Sanpaolo SpA	1,020,803	6,756,144
Leonardo SpA	30,400	1,932,685
Moncler SpA	18,560	1,089,694
Nexi SpA	41,057	232,562
Poste Italiane SpA	29,702	705,006
Prysmian SpA	20,086	2,007,895
Recordati Industria Chimica e Farmaceutica SpA	8,827	536,599
Ryanair Holdings PLC	64,400	1,885,526
Snam SpA	137,329	825,844
Telecom Italia SpA (a)	433,731	227,198
Terna - Rete Elettrica Nazionale	98,873	1,005,207
UniCredit SpA	99,734	7,578,298
Unipol Assicurazioni SpA	28,100	604,108
		46,083,003
Japan — 21.2%
Advantest Corp.	54,800	5,486,345
Aeon Co. Ltd.	156,300	1,900,417
AGC, Inc.	16,600	542,492
Aisin Corp.	32,799	567,359
Ajinomoto Co., Inc.	65,400	1,878,727
ANA Holdings, Inc.	8,100	156,974
Asahi Group Holdings Ltd.	107,400	1,290,362
Asahi Kasei Corp.	78,100	614,912
Asics Corp.	49,000	1,281,146
Astellas Pharma, Inc.	133,500	1,457,940
Bandai Namco Holdings, Inc.	39,200	1,304,776
Bridgestone Corp.	39,200	1,815,031
Canon, Inc. (b)	59,600	1,747,060
Capcom Co. Ltd.	25,800	703,244
Central Japan Railway Co.	56,600	1,627,060
Chiba Bank Ltd.	46,700	490,372
Chubu Electric Power Co., Inc.	48,900	681,917
Chugai Pharmaceutical Co. Ltd.	49,200	2,179,321
Concordia Financial Group Ltd.	75,000	576,095
Dai Nippon Printing Co. Ltd.	32,900	559,497
Daifuku Co. Ltd.	23,100	739,919
Dai-ichi Life Holdings, Inc.	248,400	1,956,774
Daiichi Sankyo Co. Ltd.	123,799	2,774,665
Daikin Industries Ltd.	18,900	2,177,427
Daito Trust Construction Co. Ltd.	25,000	549,082
Daiwa House Industry Co. Ltd.	41,700	1,501,110
Daiwa Securities Group, Inc.	99,300	806,873
Denso Corp.	131,700	1,899,126
Disco Corp.	6,300	1,981,747
East Japan Railway Co.	67,100	1,646,484
Eisai Co. Ltd.	21,300	716,617
ENEOS Holdings, Inc.	174,000	1,106,143
FANUC Corp.	66,600	1,900,334
Fast Retailing Co. Ltd.	13,700	4,165,881
Fuji Electric Co. Ltd.	8,400	574,943
FUJIFILM Holdings Corp.	76,800	1,916,336
Fujikura Ltd.	17,000	1,655,026
BHFTII-180

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Fujitsu Ltd.	123,500	$2,907,707
Hankyu Hanshin Holdings, Inc.	19,400	573,058
Hikari Tsushin, Inc.	1,500	418,774
Hitachi Ltd.	326,700	8,590,762
Honda Motor Co. Ltd. (b)	283,800	2,919,569
Hoya Corp.	24,900	3,444,354
Hulic Co. Ltd.	38,200	419,238
Idemitsu Kosan Co. Ltd.	49,440	340,096
IHI Corp.	77,000	1,434,119
Inpex Corp.	58,300	1,050,000
Isuzu Motors Ltd.	44,200	558,626
ITOCHU Corp.	84,300	4,854,303
Japan Airlines Co. Ltd.	11,900	240,671
Japan Exchange Group, Inc.	65,600	742,215
Japan Post Bank Co. Ltd.	133,400	1,636,968
Japan Post Holdings Co. Ltd.	122,900	1,221,781
Japan Post Insurance Co. Ltd.	16,300	462,113
Japan Tobacco, Inc.	86,800	2,856,765
JFE Holdings, Inc.	48,700	599,897
Kajima Corp.	33,600	980,578
Kansai Electric Power Co., Inc.	62,500	896,430
Kao Corp.	34,900	1,523,126
Kawasaki Heavy Industries Ltd.	10,800	711,779
Kawasaki Kisen Kaisha Ltd. (b)	20,000	284,855
KDDI Corp.	224,200	3,597,341
Keyence Corp.	14,000	5,219,700
Kikkoman Corp. (b)	48,600	412,545
Kirin Holdings Co. Ltd.	52,800	775,262
Kobe Bussan Co. Ltd.	9,200	253,390
Komatsu Ltd.	68,200	2,376,329
Konami Group Corp.	7,100	1,025,875
Kubota Corp.	63,600	800,213
Kyocera Corp.	92,000	1,251,656
Kyowa Kirin Co. Ltd.	15,300	238,154
Lasertec Corp.	5,300	733,281
LY Corp.	146,700	473,728
M3, Inc.	37,500	617,378
Makita Corp.	14,100	457,808
Marubeni Corp.	103,500	2,586,113
MatsukiyoCocokara & Co.	24,000	487,959
MEIJI Holdings Co. Ltd.	19,900	413,169
Minebea Mitsumi, Inc.	30,800	579,927
Mitsubishi Chemical Group Corp.	98,800	570,379
Mitsubishi Corp.	230,599	5,504,426
Mitsubishi Electric Corp.	134,800	3,514,060
Mitsubishi Estate Co. Ltd.	72,600	1,674,141
Mitsubishi HC Capital, Inc.	68,400	565,680
Mitsubishi Heavy Industries Ltd.	230,500	6,031,124
Mitsubishi UFJ Financial Group, Inc.	821,688	13,034,293
Mitsui & Co. Ltd.	177,434	4,412,042
Mitsui Fudosan Co. Ltd.	181,400	1,984,334
Mitsui OSK Lines Ltd. (b)	23,600	718,581
Mizuho Financial Group, Inc.	180,150	6,037,775
MonotaRO Co. Ltd.	21,300	309,756
MS&AD Insurance Group Holdings, Inc.	91,300	2,074,099
Murata Manufacturing Co. Ltd.	118,700	2,255,669
Security Description	Shares	Value
Japan — (Continued)
NEC Corp.	92,900	$2,973,951
Nexon Co. Ltd.	20,000	440,261
NIDEC Corp.	59,800	1,063,528
Nintendo Co. Ltd.	79,000	6,776,806
Nippon Building Fund, Inc. (REIT)	648	612,250
Nippon Paint Holdings Co. Ltd.	69,100	473,045
Nippon Sanso Holdings Corp.	14,700	521,600
Nippon Steel Corp.	349,500	1,439,853
Nippon Yusen KK	33,100	1,130,843
Nissan Motor Co. Ltd. (a) (b)	84,100	206,578
Nissin Foods Holdings Co. Ltd. (b)	17,000	320,698
Nitori Holdings Co. Ltd. (b)	23,500	453,615
Nitto Denko Corp.	48,900	1,160,673
Nomura Holdings, Inc.	222,800	1,633,702
Nomura Research Institute Ltd.	26,900	1,033,165
NTT, Inc.	2,141,600	2,242,473
Obayashi Corp.	42,100	691,736
Obic Co. Ltd.	22,000	769,033
Olympus Corp.	85,200	1,080,919
Oracle Corp. Japan	3,300	337,654
Oriental Land Co. Ltd.	74,700	1,797,945
ORIX Corp.	80,800	2,112,824
Osaka Gas Co. Ltd.	23,500	682,101
Otsuka Corp.	19,300	403,708
Otsuka Holdings Co. Ltd.	30,300	1,620,939
Pan Pacific International Holdings Corp.	130,000	858,723
Panasonic Holdings Corp.	162,800	1,770,646
Rakuten Group, Inc. (a)	112,300	728,676
Recruit Holdings Co. Ltd.	95,300	5,120,160
Renesas Electronics Corp.	115,500	1,328,746
Resona Holdings, Inc.	154,200	1,571,876
Ryohin Keikaku Co. Ltd.	36,200	721,764
Sanrio Co. Ltd.	14,000	656,539
SBI Holdings, Inc.	20,411	887,350
SCREEN Holdings Co. Ltd.	5,000	453,331
SCSK Corp.	11,700	351,126
Secom Co. Ltd. (b)	30,200	1,108,724
Sekisui Chemical Co. Ltd.	32,000	595,849
Sekisui House Ltd.	46,100	1,049,221
Seven & i Holdings Co. Ltd.	147,200	1,982,416
SG Holdings Co. Ltd. (b)	19,500	201,573
Shimadzu Corp. (b)	20,100	507,562
Shimano, Inc.	5,900	671,277
Shin-Etsu Chemical Co. Ltd.	120,900	3,961,525
Shionogi & Co. Ltd.	52,200	924,462
Shiseido Co. Ltd.	33,900	580,681
SMC Corp.	4,300	1,317,619
SoftBank Corp.	1,966,200	2,895,856
SoftBank Group Corp.	68,500	8,711,975
Sompo Holdings, Inc.	65,997	2,041,059
Sony Financial Group, Inc. (a)	440,800	489,496
Sony Group Corp.	440,800	12,665,978
Subaru Corp. (b)	40,300	827,045
Sumitomo Corp.	80,200	2,324,122
Sumitomo Electric Industries Ltd.	54,134	1,540,077
Sumitomo Metal Mining Co. Ltd. (b)	20,900	675,122
BHFTII-181

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Sumitomo Mitsui Financial Group, Inc.	261,800	$7,338,609
Sumitomo Mitsui Trust Group, Inc.	47,152	1,369,974
Sumitomo Realty & Development Co. Ltd.	24,200	1,069,070
Suntory Beverage & Food Ltd.	11,800	369,654
Suzuki Motor Corp.	117,300	1,712,166
Sysmex Corp.	31,300	388,665
T&D Holdings, Inc.	33,000	807,590
Taisei Corp.	10,600	729,006
Takeda Pharmaceutical Co. Ltd.	114,448	3,345,691
TDK Corp.	146,200	2,117,806
Terumo Corp.	91,800	1,517,099
TIS, Inc.	12,300	406,331
Toho Co. Ltd. (b)	6,500	418,843
Tokio Marine Holdings, Inc. (b)	130,100	5,511,410
Tokyo Electron Ltd.	31,600	5,705,196
Tokyo Gas Co. Ltd.	22,700	808,851
Tokyo Metro Co. Ltd. (b)	24,000	275,607
Tokyu Corp.	42,400	518,118
TOPPAN Holdings, Inc.	20,300	522,569
Toray Industries, Inc.	89,200	569,889
Toyota Industries Corp.	12,100	1,363,566
Toyota Motor Corp.	679,200	13,015,897
Toyota Tsusho Corp.	49,300	1,365,603
Trend Micro, Inc.	8,200	448,522
Unicharm Corp. (b)	80,100	522,978
West Japan Railway Co.	28,500	625,620
Yakult Honsha Co. Ltd. (b)	21,800	355,892
Yamaha Motor Co. Ltd.	71,200	535,775
Yokogawa Electric Corp.	19,400	557,579
Zensho Holdings Co. Ltd.	8,000	524,413
ZOZO, Inc. (b)	30,100	276,879
		312,178,849
Luxembourg — 0.1%
ArcelorMittal SA	33,175	1,199,832
CVC Capital Partners PLC	17,917	312,334
Eurofins Scientific SE	8,354	608,675
		2,120,841
Macau — 0.1%
Galaxy Entertainment Group Ltd.	166,000	916,057
Sands China Ltd.	204,800	572,232
		1,488,289
Mexico — 0.0%
Fresnillo PLC	15,844	503,506
Netherlands — 4.2%
ABN AMRO Bank NV	41,794	1,339,507
Adyen NV (a)	1,801	2,892,672
Aegon Ltd.	100,179	809,529
Akzo Nobel NV	11,505	820,174
Argenx SE (a)	4,333	3,185,516
ASM International NV	3,245	1,952,185
ASML Holding NV	28,226	27,541,534
ASR Nederland NV	10,316	702,632
Security Description	Shares	Value
Netherlands — (Continued)
BE Semiconductor Industries NV	5,103	$765,966
Euronext NV	5,623	841,095
EXOR NV	6,328	621,816
Heineken Holding NV	8,298	570,718
Heineken NV	21,067	1,646,681
IMCD NV	4,811	497,773
ING Groep NV	216,556	5,648,236
JDE Peet's NV	13,985	512,610
Koninklijke Ahold Delhaize NV	63,942	2,588,936
Koninklijke KPN NV	268,759	1,291,485
Koninklijke Philips NV	55,211	1,512,653
NN Group NV	19,683	1,390,806
Randstad NV	9,162	392,761
Universal Music Group NV (b)	77,432	2,249,211
Wolters Kluwer NV	17,372	2,373,328
		62,147,824
New Zealand — 0.3%
Auckland International Airport Ltd.	125,588	574,726
Contact Energy Ltd.	65,300	344,486
Fisher & Paykel Healthcare Corp. Ltd.	36,448	783,623
Infratil Ltd.	68,400	489,751
Meridian Energy Ltd.	95,264	308,231
Xero Ltd. (a)	11,150	1,167,251
		3,668,068
Norway — 0.5%
Aker BP ASA	23,020	585,841
DNB Bank ASA	64,702	1,767,242
Equinor ASA	54,975	1,344,922
Gjensidige Forsikring ASA	10,068	295,937
Kongsberg Gruppen ASA	31,521	1,007,250
Mowi ASA	35,261	747,713
Norsk Hydro ASA	104,653	709,323
Orkla ASA	51,065	534,429
Salmar ASA	4,072	218,036
Telenor ASA	47,605	790,116
		8,000,809
Poland — 0.0%
InPost SA (a)	16,885	207,517
Portugal — 0.2%
Banco Comercial Portugues SA - Class R	595,778	528,917
EDP SA	220,044	1,046,022
Galp Energia SGPS SA	28,401	538,959
Jeronimo Martins SGPS SA	23,907	582,868
		2,696,766
Singapore — 1.8%
CapitaLand Ascendas (REIT)	280,644	608,797
CapitaLand Integrated Commercial Trust (REIT)	419,585	745,360
CapitaLand Investment Ltd.	170,600	356,539
DBS Group Holdings Ltd.	150,853	5,977,996
Genting Singapore Ltd.	433,400	246,959
Grab Holdings Ltd. - Class A (a)	178,300	1,073,366
BHFTII-182

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Keppel Ltd.	93,000	$643,423
Oversea-Chinese Banking Corp. Ltd.	240,264	3,065,778
Sea Ltd. (ADR) (a)	27,300	4,879,329
Sembcorp Industries Ltd.	52,000	243,391
Singapore Airlines Ltd.	125,640	637,012
Singapore Exchange Ltd.	65,000	834,356
Singapore Technologies Engineering Ltd.	131,800	881,495
Singapore Telecommunications Ltd.	530,520	1,698,219
STMicroelectronics NV	48,850	1,381,976
United Overseas Bank Ltd.	92,692	2,488,090
		25,762,086
South Africa — 0.2%
Anglo American PLC	83,060	3,130,343
South Korea — 0.0%
Delivery Hero SE (a)	15,606	448,705
Spain — 3.3%
Acciona SA	1,647	332,431
ACS Actividades de Construccion y Servicios SA	13,111	1,049,519
Aena SME SA	55,770	1,529,273
Amadeus IT Group SA	33,220	2,631,383
Banco Bilbao Vizcaya Argentaria SA	408,187	7,859,257
Banco de Sabadell SA	345,943	1,345,022
Banco Santander SA	1,066,844	11,158,911
Bankinter SA	51,077	806,335
CaixaBank SA	285,903	3,012,646
Cellnex Telecom SA (a)	34,446	1,195,297
EDP Renovaveis SA	17,922	236,910
Endesa SA	20,290	648,870
Grifols SA (b)	21,632	315,195
Iberdrola SA	458,301	8,691,029
Industria de Diseno Textil SA	77,301	4,274,038
Redeia Corp. SA	24,256	469,082
Repsol SA	87,481	1,553,887
Telefonica SA (b)	257,913	1,334,103
		48,443,188
Sweden — 2.9%
AddTech AB - B Shares	19,700	644,616
Alfa Laval AB	18,509	849,897
Assa Abloy AB - Class B	69,902	2,455,090
Atlas Copco AB - A Shares	191,052	3,256,481
Atlas Copco AB - B Shares	105,670	1,596,033
Beijer Ref AB	30,900	482,054
Boliden AB (a)	21,534	879,742
Epiroc AB - A Shares	51,693	1,092,740
Epiroc AB - B Shares	29,020	549,760
EQT AB	23,844	833,815
Essity AB - Class B	41,914	1,097,272
Evolution AB	10,265	843,330
Fastighets AB Balder - B Shares (a)	56,909	409,230
H & M Hennes & Mauritz AB - B Shares (b)	41,264	770,337
Hexagon AB - B Shares	141,287	1,696,486
Holmen AB - B Shares	6,621	251,697
Security Description	Shares	Value
Sweden — (Continued)
Industrivarden AB - A Shares	10,476	$417,861
Industrivarden AB - C Shares	11,521	459,405
Indutrade AB	20,334	468,646
Investment AB Latour - B Shares	12,782	304,643
Investor AB - B Shares	126,800	3,986,981
L E Lundbergforetagen AB - B Shares	4,748	247,669
Lifco AB - B Shares	18,022	613,330
Nibe Industrier AB - B Shares	112,778	447,893
Saab AB - Class B	21,900	1,335,332
Sagax AB - Class B	18,874	395,126
Sandvik AB	76,940	2,156,761
Securitas AB - B Shares	35,826	540,201
Skandinaviska Enskilda Banken AB - Class A	111,446	2,182,462
Skanska AB - B Shares	25,783	672,499
SKF AB - B Shares	24,851	620,735
Svenska Cellulosa AB SCA - Class B	36,771	487,660
Svenska Handelsbanken AB - A Shares	108,813	1,423,593
Swedbank AB - A Shares	57,557	1,742,336
Swedish Orphan Biovitrum AB (a)	16,716	511,721
Tele2 AB - B Shares	33,741	576,180
Telefonaktiebolaget LM Ericsson - B Shares	201,129	1,670,011
Telia Co. AB	130,492	498,721
Trelleborg AB - B Shares	12,900	484,044
Volvo AB - B Shares	114,261	3,298,388
		43,250,778
Switzerland — 4.7%
ABB Ltd.	112,331	8,100,183
Avolta AG	5,960	324,351
Baloise Holding AG	3,233	800,377
Banque Cantonale Vaudoise	1,980	234,466
Barry Callebaut AG (b)	304	417,830
Belimo Holding AG	705	742,652
BKW AG	1,390	296,874
Chocoladefabriken Lindt & Spruengli AG	8	1,205,888
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	68	1,042,849
Cie Financiere Richemont SA - Class A	39,111	7,508,348
DSM-Firmenich AG	13,785	1,179,668
EMS-Chemie Holding AG	597	424,006
Galderma Group AG	9,735	1,700,590
Geberit AG	2,519	1,904,800
Givaudan SA	653	2,663,193
Helvetia Holding AG	2,360	578,914
Julius Baer Group Ltd.	14,467	1,006,729
Kuehne & Nagel International AG	3,237	605,971
Logitech International SA	11,035	1,215,969
Lonza Group AG	4,968	3,335,885
Partners Group Holding AG	1,634	2,135,915
Sandoz Group AG	30,378	1,807,414
Schindler Holding AG	1,453	525,587
Schindler Holding AG (Participation Certificate)	2,905	1,104,960
SGS SA	12,204	1,270,043
SIG Group AG	26,000	269,678
Sika AG	10,564	2,368,662
Sonova Holding AG	3,661	1,003,630
BHFTII-183

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Straumann Holding AG	7,974	$855,023
Swatch Group AG	2,462	463,729
Swiss Life Holding AG	2,032	2,191,340
Swiss Prime Site AG	5,184	725,903
Swisscom AG	1,897	1,377,849
UBS Group AG	227,519	9,357,689
VAT Group AG	1,830	728,582
Zurich Insurance Group AG	10,612	7,578,366
		69,053,913
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 10.8%
3i Group PLC	71,448	3,943,351
Admiral Group PLC	17,639	798,302
Ashtead Group PLC	30,790	2,071,177
Associated British Foods PLC	21,481	593,079
AstraZeneca PLC	111,138	16,993,745
Auto Trader Group PLC	59,486	631,804
Aviva PLC	227,263	2,106,594
BAE Systems PLC	219,026	6,075,271
Barclays PLC	1,011,148	5,190,170
Barratt Redrow PLC	98,034	515,403
British American Tobacco PLC	149,405	7,936,317
BT Group PLC	428,599	1,104,382
Bunzl PLC	26,370	833,322
Centrica PLC	278,415	624,373
CK Hutchison Holdings Ltd.	183,940	1,214,176
Coca-Cola Europacific Partners PLC	17,500	1,582,175
Compass Group PLC	121,251	4,135,115
DCC PLC	8,347	539,150
Diageo PLC	159,247	3,794,811
Entain PLC	38,151	447,682
Halma PLC	26,843	1,247,186
Hikma Pharmaceuticals PLC	11,270	259,682
HSBC Holdings PLC	1,250,145	17,663,217
Imperial Brands PLC	57,791	2,457,410
Informa PLC	102,843	1,272,217
InterContinental Hotels Group PLC	10,316	1,251,551
International Consolidated Airlines Group SA	94,165	494,285
Intertek Group PLC	10,602	678,418
J Sainsbury PLC	92,025	414,604
JD Sports Fashion PLC	33,411	42,905
Kingfisher PLC	132,696	554,713
Land Securities Group PLC (REIT)	59,742	469,486
Legal & General Group PLC	383,673	1,234,356
Lloyds Banking Group PLC	4,225,391	4,764,467
London Stock Exchange Group PLC	33,591	3,861,197
M&G PLC	166,397	569,549
Marks & Spencer Group PLC	135,168	664,291
Melrose Industries PLC	94,902	782,709
National Grid PLC	349,489	5,043,502
NatWest Group PLC	583,174	4,097,458
Next PLC	8,218	1,370,296
Pearson PLC	37,617	535,165
Security Description	Shares	Value
United Kingdom — (Continued)
Phoenix Group Holdings PLC	59,189	$514,211
Reckitt Benckiser Group PLC	47,611	3,680,725
RELX PLC	130,529	6,240,614
Rentokil Initial PLC	171,854	869,291
Rolls-Royce Holdings PLC	603,692	9,674,690
Sage Group PLC	73,116	1,086,684
Schroders PLC	46,238	234,460
Segro PLC (REIT)	87,696	776,769
Severn Trent PLC	17,589	613,591
Smith & Nephew PLC	56,746	1,023,473
Smiths Group PLC	22,454	717,010
Spirax Group PLC	6,215	573,916
SSE PLC	82,975	1,946,463
Standard Chartered PLC	143,109	2,776,168
Tesco PLC	470,525	2,823,279
Unilever PLC	175,721	10,397,676
United Utilities Group PLC	45,069	695,498
Vodafone Group PLC	1,316,075	1,527,647
Whitbread PLC	10,686	465,677
Wise PLC - Class A (a)	56,234	786,036
WPP PLC	91,054	455,455
		158,738,396
United States — 9.2%
Alcon AG	35,998	2,697,796
Amrize Ltd. (a)	34,900	1,692,122
BP PLC	1,132,591	6,503,570
CSL Ltd.	34,423	4,529,407
CyberArk Software Ltd. (a)	3,600	1,739,340
Experian PLC	66,150	3,334,809
Ferrovial SE	35,427	2,040,789
GSK PLC	297,395	6,400,514
Haleon PLC	652,655	2,950,965
Holcim AG	36,398	3,099,288
James Hardie Industries PLC (a)	43,993	819,888
Monday.com Ltd. (a)	3,152	610,511
Nestle SA	184,661	16,971,152
Novartis AG	136,259	17,530,426
Qiagen NV	16,083	714,887
Roche Holding AG	50,353	16,581,077
Roche Holding AG (Bearer Shares)	2,151	742,005
Sanofi SA	78,221	7,399,760
Schneider Electric SE	39,072	11,039,158
Shell PLC	422,333	15,051,670
Spotify Technology SA (a)	11,000	7,678,000
Stellantis NV	145,038	1,343,585
Swiss Re AG	20,928	3,880,295
Tenaris SA	29,519	528,781
		135,879,795
Total Common Stocks (Cost $952,893,221)		1,399,789,401

BHFTII-184

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—2.3%
Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 2.3%
iShares MSCI EAFE ETF (b) (e)	360,000	$33,613,200
Total Investment Companies (Cost $32,918,325)		33,613,200

Preferred Stocks—0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	3,561	330,774
Dr. Ing hc F Porsche AG (b)	9,593	466,088
Henkel AG & Co. KGaA	11,795	952,825
Porsche Automobil Holding SE	8,501	334,266
Sartorius AG (b)	2,213	515,121
Volkswagen AG (b)	13,957	1,510,753
Total Preferred Stocks (Cost $4,440,523)		4,109,827

Rights—0.0%
Belgium — 0.0%
Sofina SA (a)	887	1,980
Denmark — 0.0%
Orsted AS (a) (b)	206,445	205,704
Total Rights (Cost $372,284)		207,684

Short-Term Investments—1.8%
U.S. Treasury — 1.8%
U.S. Treasury Bills
3.828%, 10/16/25 (f)	1,575,000	1,572,339
3.845%, 10/16/25 (f)	25,650,000	25,606,673
Total Short-Term Investments (Cost $27,179,206)		27,179,012

Securities Lending Reinvestments (g)—1.8%
Short-Term Investment Funds — 0.4%
AB Government Money Market Portfolio, Institutional Class, 3.960% (h)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (h)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (h)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.060% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.090% (h)	1,000,000	1,000,000
		6,300,000

Time Deposits — 0.3%
Banco Santander SA 4.090%, 10/01/25	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Time Deposits — (Continued)
DNB Bank ASA 4.040%, 10/01/25	1,000,000	$1,000,000
DZ Bank AG (NY) 4.080%, 10/01/25	1,000,000	1,000,000
Svenska (NY) 4.060%, 10/01/25	1,000,000	1,000,000
		4,000,000
Repurchase Agreements — 1.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $3,000,348; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $3,060,001	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,600,184; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,632,000	1,600,000	1,600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,799,126; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $3,874,658	3,798,684	3,798,684
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $2,040,238	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,700,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,734,000	1,700,000	1,700,000
BHFTII-185

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,200,256	2,000,000	$2,000,000
		16,098,684
Total Securities Lending Reinvestments (Cost $26,398,684)		26,398,684
Total Investments—101.4% (Cost $1,044,202,243)		1,491,297,808
Other assets and liabilities (net)—(1.4)%		(21,273,850)
Net Assets—100.0%		$1,470,023,958

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $47,266,850 and the collateral received consisted of cash in the amount of
$26,398,684 and non-cash collateral with a value of $22,034,016. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $4,677,515.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Banks	13.6
Pharmaceuticals	7.3
Insurance	5.8
Aerospace & Defense	3.7
Semiconductors & Semiconductor Equipment	3.5
Capital Markets	3.1
Oil, Gas & Consumable Fuels	3.0
Machinery	3.0
Electrical Equipment	2.6
Metals & Mining	2.5
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	12/19/25	200	USD	27,853,000	$6,584
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$97,772,078	$—	$97,772,078
Austria	—	3,597,451	—	3,597,451
Belgium	—	11,602,568	—	11,602,568
Brazil	—	433,245	—	433,245
Chile	—	973,511	—	973,511
China	—	8,838,250	—	8,838,250
Denmark	—	26,642,362	—	26,642,362
Finland	—	15,108,822	—	15,108,822
France	—	131,528,961	—	131,528,961
Germany	168,902	133,190,448	—	133,359,350
Hong Kong	817,377	26,500,444	—	27,317,821
Ireland	1,548,800	4,477,970	—	6,026,770
Israel	3,677,574	9,107,962	—	12,785,536
Italy	—	46,083,003	—	46,083,003
Japan	489,496	311,689,353	—	312,178,849
BHFTII-186

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Luxembourg	$—	$2,120,841	$—	$2,120,841
Macau	—	1,488,289	—	1,488,289
Mexico	—	503,506	—	503,506
Netherlands	—	62,147,824	—	62,147,824
New Zealand	—	3,668,068	—	3,668,068
Norway	—	8,000,809	—	8,000,809
Poland	—	207,517	—	207,517
Portugal	—	2,696,766	—	2,696,766
Singapore	5,952,695	19,809,391	—	25,762,086
South Africa	—	3,130,343	—	3,130,343
South Korea	—	448,705	—	448,705
Spain	—	48,443,188	—	48,443,188
Sweden	—	43,250,778	—	43,250,778
Switzerland	—	69,053,913	—	69,053,913
United Arab Emirates	—	—	0	0
United Kingdom	1,582,175	157,156,221	—	158,738,396
United States	10,027,851	125,851,944	—	135,879,795
Total Common Stocks	24,264,870	1,375,524,531	0	1,399,789,401
Total Investment Companies*	33,613,200	—	—	33,613,200
Total Preferred Stocks*	—	4,109,827	—	4,109,827
Total Rights*	207,684	—	—	207,684
Total Short-Term Investments*	—	27,179,012	—	27,179,012
Securities Lending Reinvestments
Short-Term Investment Funds	6,300,000	—	—	6,300,000
Time Deposits	—	4,000,000	—	4,000,000
Repurchase Agreements	—	16,098,684	—	16,098,684
Total Securities Lending Reinvestments	6,300,000	20,098,684	—	26,398,684
Total Investments	$64,385,754	$1,426,912,054	$0	$1,491,297,808
Collateral for Securities Loaned (Liability)	$—	$(26,398,684)	$—	$(26,398,684)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,584	$—	$—	$6,584

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-187

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.0%
AAR Corp. (a)	12,857	$1,152,887
AeroVironment, Inc. (a)	11,148	3,510,394
AerSale Corp. (a)	11,637	95,307
Archer Aviation, Inc. - Class A (a) (b)	196,532	1,882,776
Astronics Corp. (a)	10,429	475,667
Byrna Technologies, Inc. (a) (b)	6,061	134,312
Cadre Holdings, Inc.	10,429	380,763
Ducommun, Inc. (a)	4,899	470,941
Eve Holding, Inc. (a) (b)	19,499	74,291
Intuitive Machines, Inc. (a) (b)	39,938	420,148
Kratos Defense & Security Solutions, Inc. (a)	57,760	5,277,531
Mercury Systems, Inc. (a)	18,447	1,427,798
Moog, Inc. - Class A	9,873	2,050,326
National Presto Industries, Inc.	1,752	196,487
Park Aerospace Corp.	6,034	122,731
Redwire Corp. (a) (b)	18,011	161,919
Satellogic, Inc. - Class A (a) (b)	25,775	84,542
V2X, Inc. (a)	6,755	392,398
Voyager Technologies, Inc. - Class A (a)	4,994	148,721
VSE Corp.	7,017	1,166,506
		19,626,445
Air Freight & Logistics — 0.1%
Forward Air Corp. (a)	6,761	173,352
Hub Group, Inc. - Class A	21,521	741,183
Radiant Logistics, Inc. (a)	11,786	69,538
		984,073
Automobile Components — 1.3%
Adient PLC (a)	30,359	731,045
American Axle & Manufacturing Holdings, Inc. (a)	40,756	244,944
Cooper-Standard Holdings, Inc. (a)	5,724	211,387
Dana, Inc.	47,056	943,002
Dorman Products, Inc. (a)	9,638	1,502,371
Fox Factory Holding Corp. (a)	15,216	369,597
Garrett Motion, Inc.	45,828	624,177
Gentherm, Inc. (a)	11,309	385,185
Goodyear Tire & Rubber Co. (a)	88,621	662,885
Holley, Inc. (a)	7,684	24,128
LCI Industries	8,405	782,926
Modine Manufacturing Co. (a)	18,389	2,614,180
Motorcar Parts of America, Inc. (a)	3,715	61,446
Patrick Industries, Inc. (b)	11,630	1,202,891
Phinia, Inc.	13,838	795,408
Solid Power, Inc. (a)	48,635	168,763
Standard Motor Products, Inc.	6,963	284,230
Strattec Security Corp. (a)	1,428	97,190
Visteon Corp.	9,405	1,127,283
XPEL, Inc. (a) (b)	9,098	300,871
		13,133,909
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc. (a) (b)	35,595	46,274
Livewire Group, Inc. (a) (b)	13,966	66,338
Security Description	Shares	Value
Automobiles—(Continued)
Winnebago Industries, Inc.	10,168	$340,018
		452,630
Banks — 9.8%
1st Source Corp.	6,580	405,065
ACNB Corp.	3,760	165,590
Amalgamated Financial Corp.	8,501	230,802
Amerant Bancorp, Inc.	13,198	254,325
Ameris Bancorp	23,165	1,698,226
Ames National Corp.	2,972	60,094
Arrow Financial Corp.	5,919	167,508
Associated Banc-Corp.	57,952	1,489,946
Atlantic Union Bankshares Corp. (b)	49,969	1,763,406
Axos Financial, Inc. (a)	18,944	1,603,610
Banc of California, Inc.	44,801	741,457
BancFirst Corp.	7,154	904,623
Bancorp, Inc. (a)	15,799	1,183,187
Bank First Corp.	3,141	381,035
Bank of Hawaii Corp.	14,002	919,091
Bank of Marin Bancorp	5,192	126,062
Bank of NT Butterfield & Son Ltd.	14,277	612,769
Bank7 Corp.	1,297	60,012
BankUnited, Inc.	26,716	1,019,483
Bankwell Financial Group, Inc.	2,613	115,625
Banner Corp. (b)	12,300	805,650
Bar Harbor Bankshares	5,292	161,194
BayCom Corp.	4,420	127,075
Beacon Financial Corp.	28,280	670,519
Blue Foundry Bancorp (a)	7,608	69,157
Blue Ridge Bankshares, Inc. (a)	24,991	105,712
Bridgewater Bancshares, Inc. (a)	7,665	134,904
Burke & Herbert Financial Services Corp.	4,933	304,317
Business First Bancshares, Inc.	10,341	244,151
Byline Bancorp, Inc.	11,001	305,058
C&F Financial Corp.	1,140	76,608
Cadence Bank	64,984	2,439,499
California BanCorp (a)	8,293	138,327
Camden National Corp.	5,866	226,369
Capital Bancorp, Inc.	4,286	136,723
Capital City Bank Group, Inc.	5,719	238,997
Capitol Federal Financial, Inc.	43,291	274,898
Carter Bankshares, Inc. (a)	8,394	162,928
Cathay General Bancorp	23,273	1,117,337
CB Financial Services, Inc. (b)	1,770	58,782
Central Pacific Financial Corp.	9,591	290,991
Chemung Financial Corp.	1,214	63,759
ChoiceOne Financial Services, Inc.	5,231	151,490
Citizens & Northern Corp.	4,248	84,153
Citizens Community Bancorp, Inc.	3,647	58,607
Citizens Financial Services, Inc.	1,533	92,409
City Holding Co. (b)	4,862	602,256
Civista Bancshares, Inc.	6,752	137,133
CNB Financial Corp.	9,355	226,391
Coastal Financial Corp. (a) (b)	4,663	504,397
Colony Bankcorp, Inc.	5,248	89,269
Columbia Financial, Inc. (a)	8,867	133,094
BHFTII-188

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Community Financial System, Inc.	18,262	$1,070,884
Community Trust Bancorp, Inc.	5,520	308,844
Community West Bancshares	5,299	110,431
ConnectOne Bancorp, Inc.	16,661	413,359
Customers Bancorp, Inc. (a)	10,621	694,295
CVB Financial Corp.	47,463	897,525
Dime Community Bancshares, Inc.	13,898	414,577
Eagle Bancorp, Inc.	9,954	201,270
Eagle Financial Services, Inc.	1,861	70,402
Eastern Bankshares, Inc.	71,102	1,290,501
Enterprise Financial Services Corp.	13,232	767,191
Equity Bancshares, Inc. - Class A	5,691	231,624
Esquire Financial Holdings, Inc. (b)	2,403	245,238
Farmers & Merchants Bancorp, Inc.	4,130	103,291
Farmers National Banc Corp. (b)	9,803	141,261
FB Bancorp, Inc. (a)	6,972	83,803
FB Financial Corp.	14,897	830,359
Fidelity D&D Bancorp, Inc.	1,594	69,865
Financial Institutions, Inc.	6,714	182,621
Finwise Bancorp (a)	3,706	71,859
First BanCorp	57,980	1,278,459
First Bancorp, Inc.	3,758	98,685
First Bancorp/Southern Pines NC	14,356	759,289
First Bank	7,642	124,488
First Busey Corp.	29,976	693,944
First Business Financial Services, Inc.	2,763	141,631
First Capital, Inc.	1,202	55,052
First Commonwealth Financial Corp.	36,567	623,467
First Community Bankshares, Inc.	5,615	195,402
First Community Corp.	2,769	78,141
First Financial Bancorp	33,832	854,258
First Financial Bankshares, Inc.	47,137	1,586,160
First Financial Corp.	3,977	224,462
First Foundation, Inc. (a) (b)	22,584	125,793
First Internet Bancorp	2,669	59,866
First Interstate BancSystem, Inc. - Class A	31,738	1,011,490
First Merchants Corp.	20,897	787,817
First Mid Bancshares, Inc.	8,214	311,146
First National Corp.	2,941	66,702
First Savings Financial Group, Inc.	2,102	66,066
First United Corp.	2,254	82,880
First Western Financial, Inc. (a)	2,572	59,220
Firstsun Capital Bancorp (a)	4,714	182,856
Five Star Bancorp (b)	6,153	198,127
Flagstar Financial, Inc.	101,593	1,173,399
Flushing Financial Corp.	10,238	141,387
Franklin Financial Services Corp.	1,582	72,772
FS Bancorp, Inc.	2,273	90,738
Fulton Financial Corp.	65,032	1,211,546
FVCBankcorp, Inc.	5,163	66,964
GBank Financial Holdings, Inc. (a)	3,416	134,146
German American Bancorp, Inc.	13,100	514,437
Glacier Bancorp, Inc. (b)	41,570	2,023,212
Great Southern Bancorp, Inc.	3,525	215,906
Greene County Bancorp, Inc.	2,424	54,782
Guaranty Bancshares, Inc.	2,906	141,668
Security Description	Shares	Value
Banks—(Continued)
Hancock Whitney Corp.	30,242	$1,893,452
Hanmi Financial Corp.	10,815	267,022
HarborOne Bancorp, Inc.	12,594	171,278
Hawthorn Bancshares, Inc. (b)	2,185	67,822
HBT Financial, Inc.	4,583	115,492
Heritage Commerce Corp.	19,622	194,846
Heritage Financial Corp.	12,318	297,972
Hilltop Holdings, Inc.	16,711	558,482
Hingham Institution For Savings	565	149,036
Home Bancorp, Inc.	2,776	150,806
Home BancShares, Inc.	66,167	1,872,526
HomeTrust Bancshares, Inc.	5,432	222,386
Hope Bancorp, Inc.	43,276	466,083
Horizon Bancorp, Inc.	14,606	233,842
Independent Bank Corp.	24,392	1,413,260
International Bancshares Corp.	18,964	1,303,775
Investar Holding Corp.	3,059	70,999
John Marshall Bancorp, Inc.	4,296	85,147
Kearny Financial Corp.	20,365	133,798
Lakeland Financial Corp.	8,940	573,948
LCNB Corp.	3,768	56,482
LINKBANCORP, Inc.	7,910	56,398
Live Oak Bancshares, Inc.	12,435	437,961
MainStreet Bancshares, Inc.	2,669	55,595
Mechanics Bancorp - Class A (a)	6,024	80,179
Mercantile Bank Corp.	5,361	241,245
Meridian Corp.	3,388	53,497
Metrocity Bankshares, Inc.	6,644	183,972
Metropolitan Bank Holding Corp.	3,182	238,077
Mid Penn Bancorp, Inc.	7,267	208,127
Middlefield Banc Corp.	2,691	80,757
Midland States Bancorp, Inc.	6,845	117,323
MidWestOne Financial Group, Inc.	5,766	163,120
MVB Financial Corp.	3,791	95,002
National Bank Holdings Corp. - Class A	13,232	511,285
National Bankshares, Inc.	1,983	58,380
NB Bancorp, Inc.	14,229	251,142
NBT Bancorp, Inc.	18,178	759,113
Nicolet Bankshares, Inc. (b)	4,772	641,834
Northeast Bank	2,685	268,930
Northeast Community Bancorp, Inc.	4,595	94,519
Northfield Bancorp, Inc.	8,589	101,350
Northpointe Bancshares, Inc. (b)	4,255	72,675
Northrim BanCorp, Inc.	7,532	163,143
Northwest Bancshares, Inc.	48,760	604,136
Norwood Financial Corp.	2,522	64,109
Oak Valley Bancorp	2,317	65,270
OceanFirst Financial Corp.	20,652	362,856
OFG Bancorp	16,345	710,844
Ohio Valley Banc Corp.	1,419	52,475
Old National Bancorp	121,887	2,675,420
Old Second Bancorp, Inc.	17,689	305,754
OP Bancorp	4,450	61,944
Orange County Bancorp, Inc.	3,668	92,470
Origin Bancorp, Inc.	10,764	371,573
Orrstown Financial Services, Inc.	7,249	246,321
BHFTII-189

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Park National Corp.	5,052	$821,102
Parke Bancorp, Inc.	3,496	75,339
Pathward Financial, Inc. (b)	8,422	623,312
PCB Bancorp	4,027	84,567
Peapack-Gladstone Financial Corp.	6,072	167,587
Peoples Bancorp, Inc.	12,413	372,266
Peoples Financial Services Corp.	3,009	146,268
Pioneer Bancorp, Inc. (a)	4,144	54,121
Plumas Bancorp	1,875	80,888
Ponce Financial Group, Inc. (a)	6,376	93,727
Preferred Bank (b)	3,977	359,481
Primis Financial Corp.	3,052	32,077
Princeton Bancorp, Inc.	1,758	55,975
Provident Bancorp, Inc. (a)	5,177	64,868
Provident Financial Services, Inc.	46,450	895,556
QCR Holdings, Inc.	5,877	444,536
RBB Bancorp	6,012	112,785
Red River Bancshares, Inc.	1,618	104,879
Renasant Corp.	32,675	1,205,381
Republic Bancorp, Inc. - Class A	2,983	215,522
S&T Bancorp, Inc.	13,668	513,780
Seacoast Banking Corp. of Florida	30,270	921,116
ServisFirst Bancshares, Inc.	18,019	1,451,070
Shore Bancshares, Inc.	10,137	166,348
Sierra Bancorp	4,701	135,906
Simmons First National Corp. - Class A	50,277	963,810
SmartFinancial, Inc.	5,462	195,157
South Plains Financial, Inc.	4,696	181,500
Southern First Bancshares, Inc. (a)	2,574	113,565
Southern Missouri Bancorp, Inc.	3,422	179,860
Southside Bancshares, Inc.	10,316	291,427
Stellar Bancorp, Inc. (b)	17,624	534,712
Stock Yards Bancorp, Inc.	9,488	664,065
Texas Capital Bancshares, Inc. (a)	15,836	1,338,617
Third Coast Bancshares, Inc. (a)	4,809	182,598
Timberland Bancorp, Inc.	2,592	86,262
Tompkins Financial Corp.	4,603	304,765
Towne Bank	25,499	881,500
TriCo Bancshares	10,396	461,686
Triumph Financial, Inc. (a)	7,921	396,367
TrustCo Bank Corp.	6,683	242,593
Trustmark Corp.	20,488	811,325
UMB Financial Corp.	25,510	3,019,109
United Bankshares, Inc.	49,714	1,849,858
United Community Banks, Inc.	42,837	1,342,940
Unity Bancorp, Inc.	2,408	117,679
Univest Financial Corp.	10,397	312,118
USCB Financial Holdings, Inc.	3,750	65,438
Valley National Bancorp	165,372	1,752,943
Veritex Holdings, Inc.	18,838	631,638
Virginia National Bankshares Corp.	1,715	66,559
WaFd, Inc. (b)	28,299	857,177
Washington Trust Bancorp, Inc.	6,711	193,948
WesBanco, Inc.	34,114	1,089,260
West BanCorp, Inc. (b)	5,288	107,452
Westamerica BanCorp	9,214	460,608
Security Description	Shares	Value
Banks—(Continued)
Western New England Bancorp, Inc.	2,875	$34,529
WSFS Financial Corp.	19,510	1,052,174
		98,666,574
Beverages — 0.1%
MGP Ingredients, Inc.	4,728	114,370
National Beverage Corp. (a)	8,501	313,857
Vita Coco Co., Inc. (a)	15,448	656,077
		1,084,304
Biotechnology — 7.2%
4D Molecular Therapeutics, Inc. (a) (b)	7,648	66,461
89bio, Inc. (a)	45,070	662,529
Abeona Therapeutics, Inc. (a)	16,073	84,865
Absci Corp. (a) (b)	48,222	146,595
ACADIA Pharmaceuticals, Inc. (a)	44,812	956,288
ADC Therapeutics SA (a)	9,301	37,204
ADMA Biologics, Inc. (a)	83,417	1,222,893
Agios Pharmaceuticals, Inc. (a)	20,320	815,645
Akebia Therapeutics, Inc. (a)	87,453	238,747
Akero Therapeutics, Inc. (a)	25,151	1,194,169
Aldeyra Therapeutics, Inc. (a)	6,927	36,159
Alector, Inc. (a)	12,307	36,429
Alkermes PLC (a)	56,425	1,692,750
Allogene Therapeutics, Inc. (a)	54,172	67,173
Altimmune, Inc. (a)	28,789	108,535
Amicus Therapeutics, Inc. (a)	97,839	770,971
AnaptysBio, Inc. (a) (b)	7,034	215,381
Anavex Life Sciences Corp. (a) (b)	24,729	220,088
Annexon, Inc. (a) (b)	33,937	103,508
Apogee Therapeutics, Inc. (a) (b)	11,613	461,384
Arbutus Biopharma Corp. (a)	52,972	240,493
Arcellx, Inc. (a)	11,980	983,558
Arcturus Therapeutics Holdings, Inc. (a) (b)	10,367	191,064
Arcus Biosciences, Inc. (a)	25,029	340,394
Arcutis Biotherapeutics, Inc. (a) (b)	38,555	726,762
Ardelyx, Inc. (a)	82,248	453,186
ArriVent Biopharma, Inc. (a)	10,307	190,164
Arrowhead Pharmaceuticals, Inc. (a)	43,016	1,483,622
ARS Pharmaceuticals, Inc. (a) (b)	20,288	203,894
Astria Therapeutics, Inc. (a)	8,289	60,344
Aura Biosciences, Inc. (a) (b)	7,676	47,438
Aurinia Pharmaceuticals, Inc. (a)	43,092	476,167
Avidity Biosciences, Inc. (a)	35,467	1,545,297
Beam Therapeutics, Inc. (a) (b)	34,484	836,927
Benitec Biopharma, Inc. (a)	5,673	79,592
Bicara Therapeutics, Inc. (a)	12,990	205,112
BioCryst Pharmaceuticals, Inc. (a)	68,351	518,784
Biohaven Ltd. (a)	32,936	494,369
Bridgebio Pharma, Inc. (a)	54,840	2,848,390
Bright Minds Biosciences, Inc. (a)	1,748	106,034
Candel Therapeutics, Inc. (a) (b)	5,363	27,351
Capricor Therapeutics, Inc. (a) (b)	5,432	39,165
CareDx, Inc. (a)	19,701	286,453
Catalyst Pharmaceuticals, Inc. (a)	41,696	821,411
Celcuity, Inc. (a)	10,095	498,693
BHFTII-190

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Celldex Therapeutics, Inc. (a)	23,323	$603,366
CG oncology, Inc. (a)	20,314	818,248
Cidara Therapeutics, Inc. (a)	5,337	511,071
Cogent Biosciences, Inc. (a)	45,293	650,407
Coherus Oncology, Inc. (a) (b)	38,100	62,484
Compass Therapeutics, Inc. (a) (b)	36,382	127,337
Corvus Pharmaceuticals, Inc. (a) (b)	20,875	153,849
CRISPR Therapeutics AG (a) (b)	28,783	1,865,426
Cullinan Therapeutics, Inc. (a)	10,793	64,002
Cytokinetics, Inc. (a) (b)	40,617	2,232,310
Day One Biopharmaceuticals, Inc. (a)	19,864	140,041
Denali Therapeutics, Inc. (a)	47,735	693,112
Design Therapeutics, Inc. (a) (b)	4,021	30,278
DiaMedica Therapeutics, Inc. (a)	2,499	17,168
Dianthus Therapeutics, Inc. (a)	5,752	226,341
Disc Medicine, Inc. (a)	8,134	537,495
Dynavax Technologies Corp. (a)	32,941	327,104
Dyne Therapeutics, Inc. (a)	38,425	486,076
Editas Medicine, Inc. (a)	29,940	103,892
Emergent BioSolutions, Inc. (a)	13,480	118,894
Enanta Pharmaceuticals, Inc. (a)	1,408	16,854
Erasca, Inc. (a)	64,163	139,875
Fennec Pharmaceuticals, Inc. (a)	3,671	34,361
Foghorn Therapeutics, Inc. (a)	12,720	62,201
Geron Corp. (a)	148,933	204,038
Gossamer Bio, Inc. (a)	66,543	175,008
GRAIL, Inc. (a)	11,093	655,929
Heron Therapeutics, Inc. (a)	56,019	70,584
Humacyte, Inc. (a) (b)	47,754	83,092
Ideaya Biosciences, Inc. (a)	29,941	814,695
ImmunityBio, Inc. (a) (b)	80,522	198,084
Immunome, Inc. (a)	25,480	298,371
Immunovant, Inc. (a) (b)	24,690	398,003
Inhibrx Biosciences, Inc. (a)	4,582	154,322
Intellia Therapeutics, Inc. (a)	37,293	644,050
Iovance Biotherapeutics, Inc. (a) (b)	91,467	198,483
Ironwood Pharmaceuticals, Inc. (a) (b)	19,805	25,945
Jade Biosciences, Inc.	5,243	45,247
Janux Therapeutics, Inc. (a)	14,413	352,254
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	152,969
Keros Therapeutics, Inc. (a) (b)	12,297	194,539
Kodiak Sciences, Inc. (a)	11,670	191,038
Korro Bio, Inc. (a)	2,360	113,020
Krystal Biotech, Inc. (a) (b)	8,607	1,519,394
Kura Oncology, Inc. (a)	26,499	234,516
Kymera Therapeutics, Inc. (a)	17,650	998,990
Larimar Therapeutics, Inc. (a) (b)	16,746	54,090
Madrigal Pharmaceuticals, Inc. (a)	6,466	2,965,696
MannKind Corp. (a)	100,332	538,783
MeiraGTx Holdings PLC (a)	12,730	104,768
Metsera, Inc. (a) (b)	18,742	980,769
MiMedx Group, Inc. (a)	43,028	300,335
Mineralys Therapeutics, Inc. (a)	13,191	500,203
Mirum Pharmaceuticals, Inc. (a)	14,045	1,029,639
Monopar Therapeutics, Inc. (a)	1,532	125,118
Monte Rosa Therapeutics, Inc. (a) (b)	13,981	103,599
Security Description	Shares	Value
Biotechnology—(Continued)
Myriad Genetics, Inc. (a)	31,857	$230,326
Neurogene, Inc. (a) (b)	3,411	59,113
Novavax, Inc. (a) (b)	55,355	479,928
Nurix Therapeutics, Inc. (a)	27,278	252,049
Nuvalent, Inc. - Class A (a)	14,899	1,288,465
Olema Pharmaceuticals, Inc. (a)	22,710	222,331
Organogenesis Holdings, Inc. (a)	24,093	101,672
ORIC Pharmaceuticals, Inc. (a)	20,325	243,900
Oruka Therapeutics, Inc. (a)	9,968	191,685
Palvella Therapeutics, Inc. (a)	2,572	161,239
Perspective Therapeutics, Inc. (a)	17,530	60,128
Praxis Precision Medicines, Inc. (a)	6,252	331,356
Precigen, Inc. (a) (b)	52,556	172,909
Prime Medicine, Inc. (a) (b)	27,534	152,538
Protagonist Therapeutics, Inc. (a) (b)	20,219	1,343,148
Prothena Corp. PLC (a)	8,395	81,935
PTC Therapeutics, Inc. (a)	27,028	1,658,708
Puma Biotechnology, Inc. (a)	5,083	26,991
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	128,782	628,456
REGENXBIO, Inc. (a) (b)	15,149	146,188
Relay Therapeutics, Inc. (a)	31,634	165,129
Replimune Group, Inc. (a)	24,331	101,947
Rezolute, Inc. (a)	25,492	239,625
Rhythm Pharmaceuticals, Inc. (a)	18,166	1,834,584
Rigel Pharmaceuticals, Inc. (a)	6,223	176,298
Rocket Pharmaceuticals, Inc. (a)	29,998	97,793
Sana Biotechnology, Inc. (a) (b)	48,469	172,065
Savara, Inc. (a) (b)	40,249	143,689
Scholar Rock Holding Corp. (a) (b)	29,229	1,088,488
SELLAS Life Sciences Group, Inc. (a) (b)	35,989	57,942
Sionna Therapeutics, Inc. (a) (b)	4,849	142,609
Soleno Therapeutics, Inc. (a)	14,462	977,631
Solid Biosciences, Inc. (a)	15,299	94,395
Spyre Therapeutics, Inc. (a) (b)	18,060	302,686
Stoke Therapeutics, Inc. (a) (b)	14,916	350,526
Syndax Pharmaceuticals, Inc. (a)	29,756	457,796
Tango Therapeutics, Inc. (a) (b)	28,810	242,004
Taysha Gene Therapies, Inc. (a) (b)	76,012	248,559
Tectonic Therapeutic, Inc. (a) (b)	4,059	63,686
TG Therapeutics, Inc. (a)	50,508	1,824,601
Tonix Pharmaceuticals Holding Corp. (a)	2,786	67,310
Tourmaline Bio, Inc. (a)	6,219	297,455
Travere Therapeutics, Inc. (a)	31,824	760,594
Twist Bioscience Corp. (a) (b)	20,714	582,892
Tyra Biosciences, Inc. (a) (b)	9,302	130,135
Upstream Bio, Inc. (a) (b)	13,094	246,298
UroGen Pharma Ltd. (a) (b)	14,018	279,659
Vanda Pharmaceuticals, Inc. (a)	19,740	98,503
Vaxcyte, Inc. (a) (b)	39,828	1,434,605
Vera Therapeutics, Inc. (a)	18,756	545,049
Veracyte, Inc. (a)	27,635	948,710
Verastem, Inc. (a)	15,307	135,161
Vericel Corp. (a) (b)	18,158	571,432
Vir Biotechnology, Inc. (a)	31,292	178,677
Viridian Therapeutics, Inc. (a) (b)	26,239	566,238
Voyager Therapeutics, Inc. (a)	16,578	77,419
BHFTII-191

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Xencor, Inc. (a)	18,870	$221,345
Xenon Pharmaceuticals, Inc. (a)	26,169	1,050,685
XOMA Royalty Corp. (a)	3,457	133,233
Zenas Biopharma, Inc. (a) (b)	6,057	134,465
Zymeworks, Inc. (a)	20,433	348,996
		72,714,180
Broadline Retail — 0.1%
Groupon, Inc. (a) (b)	9,058	211,504
Kohl's Corp. (b)	36,625	562,926
Savers Value Village, Inc. (a) (b)	13,838	183,354
		957,784
Building Products — 1.4%
American Woodmark Corp. (a)	4,886	326,189
Apogee Enterprises, Inc.	7,864	342,634
AZZ, Inc.	10,532	1,149,357
CSW Industrials, Inc.	5,719	1,388,287
Gibraltar Industries, Inc. (a)	10,166	638,425
Griffon Corp.	13,376	1,018,582
Insteel Industries, Inc.	6,808	261,019
Janus International Group, Inc. (a)	51,598	509,272
JELD-WEN Holding, Inc. (a)	30,049	147,541
Masterbrand, Inc. (a)	45,688	601,711
Quanex Building Products Corp. (b)	17,203	244,627
Resideo Technologies, Inc. (a)	47,999	2,072,597
Tecnoglass, Inc.	8,829	590,748
UFP Industries, Inc.	21,214	1,983,297
Zurn Elkay Water Solutions Corp.	52,789	2,482,667
		13,756,953
Capital Markets — 1.7%
Acadian Asset Management, Inc.	9,935	478,470
AlTi Global, Inc. (a)	16,538	58,875
Artisan Partners Asset Management, Inc. - Class A	22,569	979,495
BGC Group, Inc. - Class A	124,333	1,176,190
Cohen & Steers, Inc.	9,853	646,455
Diamond Hill Investment Group, Inc.	997	139,590
DigitalBridge Group, Inc.	57,701	675,102
Donnelley Financial Solutions, Inc. (a)	9,814	504,734
Forge Global Holdings, Inc. (a)	4,009	67,752
GCM Grosvenor, Inc. - Class A (b)	15,754	190,151
Marex Group PLC	18,896	635,283
Moelis & Co. - Class A	26,104	1,861,737
Open Lending Corp. (a)	38,641	81,532
P10, Inc. - Class A	20,181	219,569
Patria Investments Ltd. - Class A (b)	22,588	329,785
Perella Weinberg Partners	22,223	473,794
Piper Sandler Cos.	6,142	2,131,213
PJT Partners, Inc. - Class A	8,075	1,435,170
StepStone Group, Inc. - Class A	24,354	1,590,560
StoneX Group, Inc. (a)	15,794	1,593,930
Victory Capital Holdings, Inc. - Class A (b)	15,284	989,792
Virtus Investment Partners, Inc.	2,425	460,823
Security Description	Shares	Value
Capital Markets—(Continued)
WisdomTree, Inc. (b)	41,674	$579,269
		17,299,271
Chemicals — 1.6%
AdvanSix, Inc.	9,088	176,125
American Vanguard Corp. (a)	1,130	6,486
Arq, Inc. (a)	11,213	80,285
ASP Isotopes, Inc. (a) (b)	27,353	263,136
Aspen Aerogels, Inc. (a) (b)	14,787	102,918
Avient Corp.	31,793	1,047,579
Balchem Corp.	11,535	1,730,942
Cabot Corp.	18,959	1,441,832
Chemours Co.	54,445	862,409
Core Molding Technologies, Inc. (a)	3,260	66,993
Ecovyst, Inc. (a)	39,222	343,585
Flotek Industries, Inc. (a)	5,204	75,978
Hawkins, Inc.	6,945	1,268,990
HB Fuller Co.	18,835	1,116,539
Ingevity Corp. (a)	13,100	722,989
Innospec, Inc.	8,947	690,351
Intrepid Potash, Inc. (a)	4,857	148,527
Koppers Holdings, Inc.	6,695	187,460
LSB Industries, Inc. (a)	19,075	150,311
Mativ Holdings, Inc.	16,014	181,118
Minerals Technologies, Inc.	10,766	668,784
Orion SA	15,151	114,845
Perimeter Solutions, Inc. (a)	48,220	1,079,646
PureCycle Technologies, Inc. (a) (b)	47,118	619,602
Quaker Chemical Corp.	5,024	661,912
Rayonier Advanced Materials, Inc. (a)	14,260	102,957
Sensient Technologies Corp.	14,712	1,380,721
Stepan Co.	7,686	366,622
Tronox Holdings PLC	42,132	169,371
		15,829,013
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	22,286	1,027,830
ACCO Brands Corp.	30,748	122,684
ACV Auctions, Inc. - Class A (a)	60,746	601,993
BrightView Holdings, Inc. (a)	25,089	336,193
Brink's Co.	14,647	1,711,648
Casella Waste Systems, Inc. - Class A (a)	22,062	2,093,243
CECO Environmental Corp. (a)	10,050	514,560
Cimpress PLC (a) (b)	5,289	333,419
CoreCivic, Inc. (a)	39,531	804,456
Deluxe Corp.	13,456	260,508
Driven Brands Holdings, Inc. (a)	21,813	351,407
Ennis, Inc. (b)	6,542	119,588
Enviri Corp. (a) (b)	26,552	336,945
GEO Group, Inc. (a)	49,256	1,009,255
Healthcare Services Group, Inc. (a)	26,817	451,330
HNI Corp. (b)	15,767	738,684
Interface, Inc.	20,639	597,293
Liquidity Services, Inc. (a)	7,856	215,490
MillerKnoll, Inc.	22,640	401,634
Montrose Environmental Group, Inc. (a)	11,341	311,424
BHFTII-192

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
OPENLANE, Inc. (a)	36,852	$1,060,601
Pitney Bowes, Inc.	57,750	658,927
Quad/Graphics, Inc.	10,288	64,403
Steelcase, Inc. - Class A	29,486	507,159
UniFirst Corp.	5,143	859,858
Vestis Corp.	30,498	138,156
		15,628,688
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. (a)	26,106	244,874
Applied Optoelectronics, Inc. (a) (b)	19,405	503,172
Aviat Networks, Inc. (a)	3,369	77,251
BK Technologies Corp. (a)	1,022	86,338
Calix, Inc. (a)	20,298	1,245,688
Clearfield, Inc. (a)	4,399	151,238
CommScope Holding Co., Inc. (a)	74,011	1,145,690
Digi International, Inc. (a)	12,841	468,183
Extreme Networks, Inc. (a)	45,384	937,180
Harmonic, Inc. (a)	34,823	354,498
Inseego Corp. (a)	4,499	67,350
NETGEAR, Inc. (a)	9,591	310,652
NetScout Systems, Inc. (a)	24,843	641,695
Ribbon Communications, Inc. (a)	33,199	126,156
Viasat, Inc. (a)	41,033	1,202,267
Viavi Solutions, Inc. (a)	75,488	957,943
		8,520,175
Construction & Engineering — 2.3%
Ameresco, Inc. - Class A (a)	10,964	368,171
Arcosa, Inc.	16,993	1,592,414
Argan, Inc.	4,570	1,234,128
Bowman Consulting Group Ltd. (a)	5,271	223,280
Centuri Holdings, Inc. (a)	24,712	523,153
Concrete Pumping Holdings, Inc.	8,138	57,373
Construction Partners, Inc. - Class A (a)	16,468	2,091,436
Dycom Industries, Inc. (a)	9,836	2,869,751
Fluor Corp. (a)	57,055	2,400,304
Granite Construction, Inc. (b)	15,330	1,680,934
Great Lakes Dredge & Dock Corp. (a)	19,747	236,767
IES Holdings, Inc. (a)	3,117	1,239,475
Limbach Holdings, Inc. (a)	3,683	357,693
Matrix Service Co. (a)	8,744	114,372
MYR Group, Inc. (a)	5,300	1,102,559
NWPX Infrastructure, Inc. (a)	3,497	185,096
Orion Group Holdings, Inc. (a)	13,304	110,689
Primoris Services Corp.	18,989	2,607,759
Sterling Infrastructure, Inc. (a)	10,467	3,555,431
Tutor Perini Corp. (a)	16,039	1,051,998
		23,602,783
Construction Materials — 0.2%
Knife River Corp. (a)	20,117	1,546,394
Titan America SA (a) (b)	9,226	137,837
U.S. Lime & Minerals, Inc.	3,788	498,311
		2,182,542
Security Description	Shares	Value
Consumer Finance — 1.0%
Atlanticus Holdings Corp. (a)	1,823	$106,791
Bread Financial Holdings, Inc.	16,822	938,163
Dave, Inc. (a)	3,137	625,361
Encore Capital Group, Inc. (a)	8,413	351,159
Enova International, Inc. (a)	8,606	990,465
FirstCash Holdings, Inc.	13,915	2,204,414
Green Dot Corp. - Class A (a)	17,843	239,631
Jefferson Capital, Inc.	4,395	75,858
LendingClub Corp. (a)	39,902	606,111
LendingTree, Inc. (a)	3,966	256,719
Medallion Financial Corp.	5,947	60,065
Navient Corp. (b)	24,331	319,953
Nelnet, Inc. - Class A (b)	4,507	565,088
NerdWallet, Inc. - Class A (a)	14,569	156,762
Oportun Financial Corp. (a)	14,057	86,732
OppFi, Inc.	9,147	103,636
PRA Group, Inc. (a)	16,043	247,704
PROG Holdings, Inc.	13,551	438,510
Regional Management Corp.	3,196	124,516
Upstart Holdings, Inc. (a) (b)	29,608	1,504,086
World Acceptance Corp. (a)	925	156,454
		10,158,178
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	11,772	468,643
Chefs' Warehouse, Inc. (a) (b)	12,418	724,342
Grocery Outlet Holding Corp. (a)	34,209	549,055
Guardian Pharmacy Services, Inc. - Class A (a)	7,026	184,292
Ingles Markets, Inc. - Class A (b)	5,247	364,981
Natural Grocers by Vitamin Cottage, Inc.	4,643	185,720
PriceSmart, Inc.	8,828	1,069,865
United Natural Foods, Inc. (a)	21,211	797,958
Village Super Market, Inc. - Class A	2,798	104,533
Weis Markets, Inc.	5,951	427,699
		4,877,088
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	34,110	136,099
Greif, Inc. - Class A	8,967	535,868
Greif, Inc. - Class B	1,893	116,628
Myers Industries, Inc.	13,578	230,011
O-I Glass, Inc. (a)	52,124	676,048
Ranpak Holdings Corp. (a) (b)	16,954	95,282
TriMas Corp.	11,991	463,332
		2,253,268
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,323	189,446
GigaCloud Technology, Inc. - Class A (a)	9,858	279,967
Weyco Group, Inc.	2,058	61,925
		531,338
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. (a)	12,362	1,909,311
American Public Education, Inc. (a)	6,321	249,490
BHFTII-193

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Consumer Services—(Continued)
Carriage Services, Inc.	4,959	$220,874
Coursera, Inc. (a)	50,087	586,519
Frontdoor, Inc. (a)	26,145	1,759,297
Graham Holdings Co. - Class B	1,113	1,310,346
KinderCare Learning Cos., Inc. (a)	10,226	67,901
Laureate Education, Inc. (a)	45,530	1,436,016
Lincoln Educational Services Corp. (a)	10,735	252,273
Matthews International Corp. - Class A (b)	10,243	248,700
McGraw Hill, Inc. (a)	8,613	108,093
Mister Car Wash, Inc. (a)	25,337	135,046
OneSpaWorld Holdings Ltd. (b)	33,803	714,595
Perdoceo Education Corp.	22,145	833,981
Strategic Education, Inc.	8,086	695,477
Stride, Inc. (a)	15,001	2,234,249
Udemy, Inc. (a)	28,232	197,906
Universal Technical Institute, Inc. (a)	16,362	532,583
		13,492,657
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	26,116	475,050
Alpine Income Property Trust, Inc.	4,463	63,241
American Assets Trust, Inc.	18,823	382,483
Armada Hoffler Properties, Inc.	19,783	138,679
Broadstone Net Lease, Inc.	67,841	1,212,319
CTO Realty Growth, Inc.	10,901	177,686
Essential Properties Realty Trust, Inc. (b)	69,777	2,076,563
Gladstone Commercial Corp.	12,447	153,347
Global Net Lease, Inc.	69,966	568,824
NexPoint Diversified Real Estate Trust	484	1,786
One Liberty Properties, Inc.	6,703	148,270
		5,398,248
Diversified Telecommunication Services — 0.5%
Anterix, Inc. (a) (b)	4,647	99,771
ATN International, Inc.	3,399	50,883
Bandwidth, Inc. - Class A (a) (b)	9,824	163,766
Cogent Communications Holdings, Inc. (b)	15,478	593,581
Globalstar, Inc. (a) (b)	17,442	634,714
IDT Corp. - Class B (b)	5,484	286,868
Liberty Latin America Ltd. - Class A (a)	10,595	87,833
Liberty Latin America Ltd. - Class C (a)	44,514	375,698
Lumen Technologies, Inc. (a)	326,007	1,995,163
Shenandoah Telecommunications Co. (b)	17,519	235,105
Uniti Group, Inc.	50,182	307,114
		4,830,496
Electric Utilities — 1.2%
ALLETE, Inc.	20,273	1,346,127
Genie Energy Ltd. - Class B	7,639	114,203
Hawaiian Electric Industries, Inc. (a)	62,680	691,987
MGE Energy, Inc.	12,955	1,090,552
Oklo, Inc. (a) (b)	37,848	4,224,973
Otter Tail Corp.	13,532	1,109,218
Portland General Electric Co.	38,550	1,696,200
Security Description	Shares	Value
Electric Utilities—(Continued)
TXNM Energy, Inc.	33,900	$1,917,045
		12,190,305
Electrical Equipment — 2.3%
Allient, Inc.	4,654	208,266
American Superconductor Corp. (a)	15,200	902,728
Amprius Technologies, Inc. (a) (b)	35,137	369,641
Array Technologies, Inc. (a) (b)	55,593	453,083
Atkore, Inc.	11,574	726,153
Bloom Energy Corp. - Class A (a) (b)	74,631	6,311,544
EnerSys	13,224	1,493,783
Enovix Corp. (a) (b)	59,102	589,247
Eos Energy Enterprises, Inc. (a) (b)	89,238	1,016,421
Fluence Energy, Inc. (a) (b)	21,748	234,878
Hyliion Holdings Corp. (a) (b)	46,708	92,015
KULR Technology Group, Inc. (a)	13,047	54,276
LSI Industries, Inc.	8,050	190,061
NANO Nuclear Energy, Inc. (a) (b)	10,992	423,852
NEXTracker, Inc. - Class A (a)	50,811	3,759,506
NuScale Power Corp. (a) (b)	44,298	1,594,728
Plug Power, Inc. (a) (b)	379,946	885,274
Powell Industries, Inc.	3,353	1,022,028
Power Solutions International, Inc. (a)	2,379	233,665
Preformed Line Products Co.	876	171,827
Shoals Technologies Group, Inc. - Class A (a)	54,969	407,320
Sunrun, Inc. (a)	73,639	1,273,218
T1 Energy, Inc. (a) (b)	42,387	92,404
Thermon Group Holdings, Inc. (a)	12,017	321,094
Vicor Corp. (a)	8,203	407,853
		23,234,865
Electronic Equipment, Instruments & Components — 3.3%
908 Devices, Inc. (a) (b)	3,303	28,934
Advanced Energy Industries, Inc.	13,238	2,252,313
Aeva Technologies, Inc. (a)	11,223	162,734
Arlo Technologies, Inc. (a) (b)	35,880	608,166
Badger Meter, Inc.	10,412	1,859,375
Bel Fuse, Inc. - Class A	619	72,021
Bel Fuse, Inc. - Class B	3,763	530,658
Belden, Inc.	13,722	1,650,345
Benchmark Electronics, Inc.	12,810	493,826
Climb Global Solutions, Inc. (b)	1,406	189,585
CTS Corp.	10,806	431,592
Daktronics, Inc. (a)	12,816	268,111
ePlus, Inc.	9,438	670,192
Evolv Technologies Holdings, Inc. (a)	42,572	321,419
Fabrinet (a)	12,542	4,573,064
Frequency Electronics, Inc. (a)	2,433	82,503
Insight Enterprises, Inc. (a) (c)	10,069	1,141,925
Itron, Inc. (a)	15,942	1,985,736
Kimball Electronics, Inc. (a)	8,628	257,632
Knowles Corp. (a)	31,227	727,901
Methode Electronics, Inc.	11,899	89,837
MicroVision, Inc. (a) (b)	32,261	40,004
Mirion Technologies, Inc. (a)	81,600	1,898,016
Napco Security Technologies, Inc.	12,668	544,091
BHFTII-194

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
nLight, Inc. (a)	17,416	$516,036
Novanta, Inc. (a)	12,610	1,262,891
OSI Systems, Inc. (a) (b)	5,567	1,387,519
Ouster, Inc. (a)	18,523	501,047
PAR Technology Corp. (a) (b)	14,444	571,694
PC Connection, Inc.	4,171	258,560
Plexus Corp. (a) (c)	9,325	1,349,234
Powerfleet, Inc. NJ (a) (b)	43,631	228,626
Red Cat Holdings, Inc. (a) (b)	30,245	313,036
Rogers Corp. (a)	6,739	542,220
Sanmina Corp. (a)	18,279	2,104,096
ScanSource, Inc. (a)	7,703	338,855
TTM Technologies, Inc. (a)	35,062	2,019,571
Vishay Intertechnology, Inc.	39,601	605,895
Vishay Precision Group, Inc. (a)	4,194	134,418
Vuzix Corp. (a) (b)	23,815	74,541
		33,088,219
Energy Equipment & Services — 1.6%
Archrock, Inc.	57,447	1,511,431
Aris Water Solutions, Inc. - Class A	10,439	257,426
Atlas Energy Solutions, Inc. (b)	28,370	322,567
Borr Drilling Ltd. (a) (b)	86,344	232,265
Bristow Group, Inc. (a)	10,261	370,217
Cactus, Inc. - Class A	24,665	973,527
Core Laboratories, Inc. (b)	14,231	175,895
DMC Global, Inc. (a)	6,868	58,035
Expro Group Holdings NV (a)	33,217	394,618
Flowco Holdings, Inc. - Class A	7,113	105,628
Forum Energy Technologies, Inc. (a)	3,314	88,517
Helix Energy Solutions Group, Inc. (a)	48,498	318,147
Helmerich & Payne, Inc.	34,642	765,242
Innovex International, Inc. (a) (b)	14,010	259,745
Kodiak Gas Services, Inc. (b)	23,126	854,968
Liberty Energy, Inc.	53,400	658,956
Nabors Industries Ltd. (a) (b)	5,124	209,418
National Energy Services Reunited Corp. (a)	17,502	179,570
Natural Gas Services Group, Inc.	3,564	99,756
Noble Corp. PLC	44,501	1,258,488
Oceaneering International, Inc. (a)	33,836	838,456
Oil States International, Inc. (a)	20,521	124,357
Patterson-UTI Energy, Inc. (b)	122,942	636,840
ProPetro Holding Corp. (a)	28,048	146,971
Ranger Energy Services, Inc. - Class A	7,052	99,010
RPC, Inc. (b)	31,284	148,912
SEACOR Marine Holdings, Inc. (a)	7,283	47,267
Seadrill Ltd. (a) (b)	22,951	693,350
Select Water Solutions, Inc.	27,685	295,953
Solaris Energy Infrastructure, Inc. (b)	13,149	525,565
TETRA Technologies, Inc. (a)	36,429	209,467
Tidewater, Inc. (a) (b)	17,117	912,850
Transocean Ltd. (a) (b)	295,876	923,133
Valaris Ltd. (a)	22,583	1,101,373
		15,797,920
Security Description	Shares	Value
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	152,491	$442,224
Atlanta Braves Holdings, Inc. - Class A (a) (b)	2,470	112,311
Atlanta Braves Holdings, Inc. - Class C (a)	16,633	691,766
Cinemark Holdings, Inc. (b)	36,254	1,015,837
CuriosityStream, Inc.	12,645	67,018
Eventbrite, Inc. - Class A (a)	27,087	68,259
IMAX Corp. (a)	15,451	506,020
Lionsgate Studios Corp. (a)	72,093	497,442
Madison Square Garden Entertainment Corp. (a)	14,161	640,644
Marcus Corp.	7,922	122,870
Playtika Holding Corp.	21,404	83,262
Reservoir Media, Inc. (a) (b)	7,562	61,555
Sphere Entertainment Co. (a)	9,535	592,314
Starz Entertainment Corp. (a)	4,275	62,971
		4,964,493
Financial Services — 2.4%
Alerus Financial Corp.	7,660	169,592
AvidXchange Holdings, Inc. (a)	62,734	624,203
Banco Latinoamericano de Comercio Exterior SA	10,522	483,696
Better Home & Finance Holding Co. (a) (b)	2,022	113,515
Burford Capital Ltd.	70,415	842,163
Cannae Holdings, Inc.	20,223	370,283
Cantaloupe, Inc. (a)	19,324	204,255
Cass Information Systems, Inc.	4,551	178,991
Compass Diversified Holdings	24,104	159,569
Enact Holdings, Inc.	10,641	407,976
Essent Group Ltd.	33,944	2,157,481
EVERTEC, Inc.	23,195	783,527
Federal Agricultural Mortgage Corp. - Class C (b)	3,279	550,807
Flywire Corp. (a)	43,468	588,557
HA Sustainable Infrastructure Capital, Inc. (b)	41,788	1,282,892
International Money Express, Inc. (a)	11,455	160,026
Jackson Financial, Inc. - Class A	25,112	2,542,088
loanDepot, Inc. - Class A (a)	31,775	97,549
Marqeta, Inc. - Class A (a)	130,901	691,157
Merchants Bancorp	9,401	298,952
NCR Atleos Corp. (a) (b)	26,007	1,022,335
NewtekOne, Inc.	8,049	92,161
NMI Holdings, Inc. (a)	28,107	1,077,622
Onity Group, Inc. (a)	2,204	88,072
Pagseguro Digital Ltd. - Class A	62,869	628,690
Payoneer Global, Inc. (a)	93,826	567,647
Paysafe Ltd. (a) (b)	11,871	153,373
Paysign, Inc. (a)	12,466	78,411
PennyMac Financial Services, Inc.	10,150	1,257,382
Radian Group, Inc.	47,211	1,709,983
Remitly Global, Inc. (a)	58,400	951,920
Repay Holdings Corp. (a)	27,586	144,275
Sezzle, Inc. (a) (b)	5,346	425,167
StoneCo Ltd. - Class A (a)	87,301	1,650,862
Triller Group, Inc. (a)	40,155	33,333
Velocity Financial, Inc. (a)	5,353	97,104
Walker & Dunlop, Inc.	11,316	946,244
Waterstone Financial, Inc.	5,854	91,322
		23,723,182
BHFTII-195

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Food Products — 0.8%
Alico, Inc.	2,158	$74,796
B&G Foods, Inc. (b)	17,496	77,507
Beyond Meat, Inc. (a) (b)	26,750	50,558
BRC, Inc. - Class A (a)	37,344	58,257
Calavo Growers, Inc.	5,820	149,807
Cal-Maine Foods, Inc. (b)	16,105	1,515,480
Dole PLC	23,663	318,031
Fresh Del Monte Produce, Inc.	12,227	424,521
J&J Snack Foods Corp. (b)	5,485	527,054
John B Sanfilippo & Son, Inc.	3,070	197,340
Lifeway Foods, Inc. (a)	1,800	49,968
Limoneira Co.	2,671	39,664
Mama's Creations, Inc. (a) (b)	11,318	118,952
Marzetti Co.	6,978	1,205,729
Mission Produce, Inc. (a)	17,847	214,521
Seneca Foods Corp. - Class A (a)	1,733	187,060
Simply Good Foods Co. (a)	33,776	838,320
SunOpta, Inc. (a)	34,321	201,121
Tootsie Roll Industries, Inc. (b)	6,383	267,575
TreeHouse Foods, Inc. (a)	17,037	344,318
Utz Brands, Inc.	26,510	322,097
Vital Farms, Inc. (a) (b)	12,501	514,416
Westrock Coffee Co. (a) (b)	9,415	45,757
		7,742,849
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. - Class A	42,114	1,731,728
Chesapeake Utilities Corp.	7,828	1,054,353
New Jersey Resources Corp.	35,332	1,701,236
Northwest Natural Holding Co.	14,545	653,507
ONE Gas, Inc. (b)	20,913	1,692,698
RGC Resources, Inc. (b)	2,683	60,207
Southwest Gas Holdings, Inc.	22,671	1,776,046
Spire, Inc.	20,126	1,640,671
		10,310,446
Ground Transportation — 0.3%
ArcBest Corp.	7,753	541,702
Covenant Logistics Group, Inc.	6,288	136,198
FTAI Infrastructure, Inc. (b)	38,927	169,722
Heartland Express, Inc.	11,108	93,085
Hertz Global Holdings, Inc. (a) (b)	35,428	240,910
Marten Transport Ltd.	16,605	177,009
Proficient Auto Logistics, Inc. (a) (b)	8,032	55,341
RXO, Inc. (a)	58,825	904,729
Universal Logistics Holdings, Inc. (b)	2,513	58,905
Werner Enterprises, Inc.	20,207	531,848
		2,909,449
Health Care Equipment & Supplies — 2.4%
Accuray, Inc. (a)	36,299	60,619
Alphatec Holdings, Inc. (a)	41,879	608,921
AngioDynamics, Inc. (a)	12,461	139,189
Anteris Technologies Global Corp. (a)	12,950	58,275
Artivion, Inc. (a)	13,182	558,126
AtriCure, Inc. (a)	17,092	602,493
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Avanos Medical, Inc. (a)	15,903	$183,839
Axogen, Inc. (a)	15,599	278,286
Beta Bionics, Inc. (a) (b)	13,594	270,113
Bioventus, Inc. - Class A (a) (b)	17,502	117,088
Butterfly Network, Inc. (a)	70,682	136,416
Ceribell, Inc. (a)	9,275	106,570
Cerus Corp. (a)	65,539	104,207
ClearPoint Neuro, Inc. (a)	4,986	108,645
CONMED Corp. (b)	11,116	522,785
Delcath Systems, Inc. (a)	11,270	121,153
Electromed, Inc. (a)	2,583	63,413
Embecta Corp.	20,868	294,447
Enovis Corp. (a)	20,589	624,670
Glaukos Corp. (a)	19,604	1,598,706
Haemonetics Corp. (a)	16,783	818,003
ICU Medical, Inc. (a)	8,704	1,044,132
Inogen, Inc. (a)	1,827	14,927
Integer Holdings Corp. (a)	11,933	1,233,037
Integra LifeSciences Holdings Corp. (a) (b)	24,445	350,297
iRadimed Corp.	2,985	212,413
iRhythm Technologies, Inc. (a) (b)	11,181	1,923,020
Kestra Medical Technologies Ltd. (a) (b)	5,078	120,653
KORU Medical Systems, Inc. (a)	15,438	59,128
Lantheus Holdings, Inc. (a)	24,080	1,235,063
LeMaitre Vascular, Inc.	7,309	639,611
LivaNova PLC (a)	19,622	1,027,800
Merit Medical Systems, Inc. (a) (b)	20,510	1,707,047
Neogen Corp. (a) (b)	76,291	435,622
NeuroPace, Inc. (a)	9,229	95,151
Novocure Ltd. (a)	38,427	496,477
Omnicell, Inc. (a)	16,453	500,994
OraSure Technologies, Inc. (a)	26,636	85,502
Orthofix Medical, Inc. (a)	14,150	207,156
OrthoPediatrics Corp. (a) (b)	5,617	104,083
Outset Medical, Inc. (a) (b)	6,685	94,392
PROCEPT BioRobotics Corp. (a) (b)	18,982	677,468
Pulse Biosciences, Inc. (a) (b)	5,792	102,518
QuidelOrtho Corp. (a)	24,441	719,787
RxSight, Inc. (a)	12,974	116,636
SANUWAVE Health, Inc. (a)	2,710	101,571
Semler Scientific, Inc. (a) (b)	4,410	132,300
SI-BONE, Inc. (a) (b)	14,641	215,516
Sight Sciences, Inc. (a)	16,235	55,848
STAAR Surgical Co. (a)	17,911	481,269
Stereotaxis, Inc. (a)	21,958	68,289
Surmodics, Inc. (a)	4,747	141,888
Tactile Systems Technology, Inc. (a)	7,825	108,298
Tandem Diabetes Care, Inc. (a) (b)	23,352	283,493
TransMedics Group, Inc. (a) (b)	11,555	1,296,471
Treace Medical Concepts, Inc. (a)	16,496	110,688
UFP Technologies, Inc. (a)	2,717	542,313
Utah Medical Products, Inc.	1,293	81,420
Varex Imaging Corp. (a)	14,212	176,229
Zimvie, Inc. (a)	9,020	170,839
		24,545,310
BHFTII-196

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services — 3.1%
AdaptHealth Corp. (a) (b)	31,524	$282,140
Addus HomeCare Corp. (a) (b)	6,545	772,245
agilon health, Inc. (a)	112,880	116,266
Alignment Healthcare, Inc. (a)	51,171	892,934
AMN Healthcare Services, Inc. (a)	13,777	266,723
Ardent Health, Inc. (a)	8,785	116,401
Astrana Health, Inc. (a)	15,551	440,871
Aveanna Healthcare Holdings, Inc. (a)	18,054	160,139
BrightSpring Health Services, Inc. (a)	32,846	970,928
Brookdale Senior Living, Inc. (a)	76,343	646,625
Castle Biosciences, Inc. (a)	9,449	215,154
Clover Health Investments Corp. (a) (b)	142,362	435,628
Community Health Systems, Inc. (a)	30,832	98,971
Concentra Group Holdings Parent, Inc.	42,289	885,109
CorVel Corp. (a) (b)	10,484	811,671
Cross Country Healthcare, Inc. (a)	7,275	103,305
Enhabit, Inc. (a)	17,210	137,852
Ensign Group, Inc.	19,708	3,404,951
Fulgent Genetics, Inc. (a)	7,417	167,624
GeneDx Holdings Corp. (a)	6,434	693,199
Guardant Health, Inc. (a)	41,895	2,617,600
HealthEquity, Inc. (a)	29,939	2,837,319
Hims & Hers Health, Inc. (a) (b)	66,955	3,797,688
Joint Corp. (a)	4,230	40,354
LifeStance Health Group, Inc. (a)	47,282	260,051
Nano-X Imaging Ltd. (a) (b)	23,970	88,689
National HealthCare Corp.	4,513	548,375
National Research Corp.	7,192	91,914
NeoGenomics, Inc. (a)	39,979	308,638
Nutex Health, Inc. (a)	1,285	132,766
Omada Health, Inc. (a) (b)	3,483	77,009
Oncology Institute, Inc. (a)	7,832	27,334
OPKO Health, Inc. (a) (b)	144,177	223,474
Option Care Health, Inc. (a)	57,832	1,605,416
Owens & Minor, Inc. (a)	27,444	131,731
PACS Group, Inc. (a)	16,317	224,032
Pediatrix Medical Group, Inc. (a)	32,360	542,030
Pennant Group, Inc. (a)	11,790	297,344
Performant Healthcare, Inc. (a)	24,570	189,926
Premier, Inc. - Class A (b)	28,720	798,416
Privia Health Group, Inc. (a)	41,615	1,036,213
Progyny, Inc. (a)	26,173	563,243
RadNet, Inc. (a)	23,714	1,807,244
Select Medical Holdings Corp.	38,874	499,142
Sonida Senior Living, Inc. (a) (b)	2,068	57,325
Surgery Partners, Inc. (a) (b)	27,716	599,774
Talkspace, Inc. (a)	52,636	145,275
U.S. Physical Therapy, Inc.	5,410	459,579
Viemed Healthcare, Inc. (a)	4,030	27,364
		31,654,001
Health Care REITs — 1.0%
American Healthcare REIT, Inc.	55,969	2,351,258
CareTrust REIT, Inc.	74,167	2,572,111
Community Healthcare Trust, Inc.	8,914	136,384
Diversified Healthcare Trust (b)	76,981	339,486
Security Description	Shares	Value
Health Care REITs—(Continued)
Global Medical REIT, Inc.	4,521	$152,403
LTC Properties, Inc. (b)	16,431	605,647
National Health Investors, Inc.	16,030	1,274,385
Sabra Health Care REIT, Inc. (b)	82,809	1,543,560
Sila Realty Trust, Inc.	20,260	508,526
Universal Health Realty Income Trust	4,263	166,982
		9,650,742
Health Care Technology — 0.4%
Claritev Corp. (a)	2,919	154,940
Definitive Healthcare Corp. (a)	13,892	56,402
Evolent Health, Inc. - Class A (a)	36,085	305,279
Health Catalyst, Inc. (a)	24,097	68,676
HealthStream, Inc. (b)	8,897	251,251
LifeMD, Inc. (a)	13,716	93,132
OptimizeRx Corp. (a)	6,836	140,138
Phreesia, Inc. (a)	20,093	472,587
Schrodinger, Inc. (a)	19,989	400,979
Simulations Plus, Inc. (a)	5,451	82,147
Teladoc Health, Inc. (a) (b)	55,278	427,299
TruBridge, Inc. (a)	3,689	74,407
Waystar Holding Corp. (a)	38,179	1,447,748
		3,974,985
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. (b)	77,743	933,694
Braemar Hotels & Resorts, Inc.	21,509	58,720
Chatham Lodging Trust	8,731	58,585
DiamondRock Hospitality Co.	63,636	506,543
Pebblebrook Hotel Trust (b)	41,119	468,345
RLJ Lodging Trust	51,996	374,371
Ryman Hospitality Properties, Inc.	21,502	1,926,364
Service Properties Trust	54,813	148,543
Summit Hotel Properties, Inc. (b)	38,678	212,342
Sunstone Hotel Investors, Inc.	63,511	595,098
Xenia Hotels & Resorts, Inc.	36,574	501,795
		5,784,400
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. (a)	14,299	158,290
Biglari Holdings, Inc. - Class B (a)	274	88,680
BJ's Restaurants, Inc. (a)	7,749	236,577
Bloomin' Brands, Inc.	29,715	213,057
Brightstar Lottery PLC (b)	40,851	704,680
Brinker International, Inc. (a)	15,548	1,969,621
Cheesecake Factory, Inc. (b)	16,582	906,041
Cracker Barrel Old Country Store, Inc. (b)	7,974	351,334
Dave & Buster's Entertainment, Inc. (a) (b)	9,837	178,640
Denny's Corp. (a) (b)	18,208	95,228
Dine Brands Global, Inc.	5,258	129,978
El Pollo Loco Holdings, Inc. (a)	4,050	39,285
First Watch Restaurant Group, Inc. (a) (b)	15,086	235,945
Genius Sports Ltd. (a)	80,211	993,012
Global Business Travel Group I (a) (b)	34,958	282,461
Golden Entertainment, Inc.	7,102	167,465
Hilton Grand Vacations, Inc. (a)	20,130	841,635
BHFTII-197

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Inspired Entertainment, Inc. (a)	7,099	$66,589
Jack in the Box, Inc. (b)	6,468	127,872
Krispy Kreme, Inc. (b)	28,845	111,630
Kura Sushi USA, Inc. - Class A (a)	2,410	143,178
Life Time Group Holdings, Inc. (a)	47,380	1,307,688
Lindblad Expeditions Holdings, Inc. (a)	11,124	142,387
Marriott Vacations Worldwide Corp.	9,731	647,695
Monarch Casino & Resort, Inc.	4,658	493,003
Nathan's Famous, Inc.	956	105,867
Papa John's International, Inc. (b)	11,956	575,681
Portillo's, Inc. - Class A (a)	14,824	95,615
Potbelly Corp. (a)	9,106	155,166
Pursuit Attractions & Hospitality, Inc. (a)	7,380	267,008
RCI Hospitality Holdings, Inc.	2,918	89,028
Red Rock Resorts, Inc. - Class A (b)	16,851	1,028,922
Rush Street Interactive, Inc. (a) (b)	32,322	661,955
Sabre Corp. (a)	127,311	232,979
Serve Robotics, Inc. (a) (b)	17,449	202,932
Shake Shack, Inc. - Class A (a)	13,547	1,268,135
Six Flags Entertainment Corp. (a) (b)	34,692	788,202
Super Group SGHC Ltd. (b)	57,861	763,765
Sweetgreen, Inc. - Class A (a) (b)	37,696	300,814
Target Hospitality Corp. (a)	10,651	90,321
United Parks & Resorts, Inc. (a) (b)	9,762	504,695
Xponential Fitness, Inc. - Class A (a) (b)	8,434	65,701
		17,828,757
Household Durables — 1.8%
Beazer Homes USA, Inc. (a)	8,776	215,451
Cavco Industries, Inc. (a)	2,683	1,558,099
Century Communities, Inc. (b)	9,331	591,306
Champion Homes, Inc. (a)	19,968	1,524,956
Cricut, Inc. - Class A	15,768	99,181
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	264,488
Ethan Allen Interiors, Inc.	7,632	224,839
Flexsteel Industries, Inc.	1,547	71,703
Green Brick Partners, Inc. (a)	11,172	825,164
Helen of Troy Ltd. (a)	8,216	207,043
Hovnanian Enterprises, Inc. - Class A (a)	1,795	230,640
Installed Building Products, Inc. (b)	8,231	2,030,258
KB Home	23,125	1,471,675
La-Z-Boy, Inc.	15,201	521,698
Legacy Housing Corp. (a)	4,120	113,341
Leggett & Platt, Inc. (b)	46,732	414,980
LGI Homes, Inc. (a)	7,499	387,773
Lovesac Co. (a) (b)	5,942	100,598
M/I Homes, Inc. (a)	9,208	1,330,004
Meritage Homes Corp. (c)	24,963	1,808,070
Sonos, Inc. (a)	41,074	648,969
Taylor Morrison Home Corp. (a)	33,808	2,231,666
Tri Pointe Homes, Inc. (a)	30,058	1,021,070
		17,892,972
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a)	3,370	110,030
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	17,236	508,979
Security Description	Shares	Value
Household Products—(Continued)
Energizer Holdings, Inc.	23,228	$578,145
Oil-Dri Corp. of America	3,318	202,531
Spectrum Brands Holdings, Inc.	8,306	436,314
WD-40 Co.	4,690	926,744
		2,762,743
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co. (a)	11,235	219,869
Ormat Technologies, Inc.	21,427	2,062,349
		2,282,218
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A	7,798	261,467
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	7,655	44,628
Innovative Industrial Properties, Inc.	10,096	540,944
LXP Industrial Trust	99,758	893,832
Plymouth Industrial REIT, Inc.	14,425	322,110
Terreno Realty Corp.	35,921	2,038,517
		3,840,031
Insurance — 1.9%
Abacus Global Management, Inc. (a)	14,991	85,898
Ambac Financial Group, Inc. (a)	10,197	85,043
American Coastal Insurance Corp. - Class C	4,381	49,900
American Integrity Insurance Group, Inc. (a)	3,088	68,893
AMERISAFE, Inc.	6,840	299,866
Aspen Insurance Holdings Ltd. - Class A (a)	5,538	203,300
Baldwin Insurance Group, Inc. (a) (b)	25,322	714,334
Bowhead Specialty Holdings, Inc. (a)	5,692	153,912
Citizens, Inc. (a)	16,276	85,449
CNO Financial Group, Inc.	33,524	1,325,874
Crawford & Co. - Class A	4,656	49,819
Donegal Group, Inc. - Class A	5,184	100,518
Employers Holdings, Inc.	8,865	376,585
F&G Annuities & Life, Inc.	7,849	245,438
Fidelis Insurance Holdings Ltd.	21,817	395,979
Genworth Financial, Inc. (a)	136,760	1,217,164
Goosehead Insurance, Inc. - Class A (b)	8,597	639,789
Greenlight Capital Re Ltd. - Class A (a) (b)	6,128	77,826
Hamilton Insurance Group Ltd. - Class B (a)	16,464	408,307
HCI Group, Inc.	3,603	691,524
Heritage Insurance Holdings, Inc. (a)	7,545	189,983
Hippo Holdings, Inc. (a) (b)	6,463	233,702
Horace Mann Educators Corp.	14,746	666,077
Investors Title Co.	451	120,791
James River Group Holdings Ltd.	13,409	74,420
Kingstone Cos., Inc.	550	8,085
Kingsway Financial Services, Inc. (a) (b)	6,710	98,100
Lemonade, Inc. (a) (b)	19,187	1,027,080
MBIA, Inc. (a)	16,323	121,606
Mercury General Corp.	9,599	813,803
Oscar Health, Inc. - Class A (a)	67,820	1,283,833
Palomar Holdings, Inc. (a)	9,070	1,058,922
ProAssurance Corp. (a)	18,309	439,233
BHFTII-198

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Root, Inc. - Class A (a)	3,876	$346,941
Safety Insurance Group, Inc.	5,269	372,466
Selective Insurance Group, Inc.	21,293	1,726,224
Selectquote, Inc. (a)	49,492	97,004
SiriusPoint Ltd. (a)	36,972	668,823
Skyward Specialty Insurance Group, Inc. (a)	12,451	592,170
Slide Insurance Holdings, Inc. (a)	9,796	154,630
Stewart Information Services Corp.	9,748	714,723
Tiptree, Inc.	8,231	157,788
Trupanion, Inc. (a) (b)	13,380	579,086
United Fire Group, Inc.	8,559	260,365
Universal Insurance Holdings, Inc.	9,237	242,933
		19,324,206
Interactive Media & Services — 0.6%
Angi, Inc. (a)	15,697	255,233
Bumble, Inc. - Class A (a)	20,088	122,336
Cargurus, Inc. (a)	28,913	1,076,431
Cars.com, Inc. (a)	19,832	242,347
EverQuote, Inc. - Class A (a)	9,942	227,374
fuboTV, Inc. (a) (b)	117,468	487,492
Getty Images Holdings, Inc. (a) (b)	41,476	82,122
Grindr, Inc. (a)	12,273	184,340
MediaAlpha, Inc. - Class A (a)	13,769	156,691
Nextdoor Holdings, Inc. (a)	76,467	159,816
QuinStreet, Inc. (a)	19,682	304,481
Rumble, Inc. (a) (b)	37,928	274,599
Shutterstock, Inc.	9,001	187,671
TripAdvisor, Inc. (a)	41,977	682,546
TrueCar, Inc. (a)	28,410	52,274
Vimeo, Inc. (a)	47,598	368,885
Webtoon Entertainment, Inc. (a)	6,543	127,000
Yelp, Inc. (a)	22,236	693,763
Ziff Davis, Inc. (a)	15,373	585,711
ZipRecruiter, Inc. - Class A (a)	24,878	104,985
		6,376,097
IT Services — 0.5%
Applied Digital Corp. (a)	74,784	1,715,545
ASGN, Inc. (a) (c)	15,356	727,107
Backblaze, Inc. - Class A (a)	20,411	189,414
BigBear.ai Holdings, Inc. (a) (b)	97,184	633,640
Commerce.com, Inc. - Series 1 (a)	23,317	116,352
DigitalOcean Holdings, Inc. (a)	23,637	807,440
Fastly, Inc. - Class A (a)	46,670	399,028
Grid Dynamics Holdings, Inc. (a)	17,499	134,917
Hackett Group, Inc.	8,523	162,022
Information Services Group, Inc.	12,538	72,093
TSS, Inc. (a)	6,787	122,913
Unisys Corp. (a)	23,773	92,715
VTEX - Class A (a)	21,474	94,056
		5,267,242
Leisure Products — 0.4%
Acushnet Holdings Corp.	9,499	745,577
JAKKS Pacific, Inc.	2,462	46,113
Security Description	Shares	Value
Leisure Products—(Continued)
Johnson Outdoors, Inc. - Class A	1,983	$80,093
Latham Group, Inc. (a)	13,676	104,074
Malibu Boats, Inc. - Class A (a)	6,654	215,922
MasterCraft Boat Holdings, Inc. (a)	5,986	128,460
Peloton Interactive, Inc. - Class A (a) (b)	126,813	1,141,317
Polaris, Inc.	18,363	1,067,441
Smith & Wesson Brands, Inc.	15,643	153,771
Sturm Ruger & Co., Inc.	5,950	258,647
Topgolf Callaway Brands Corp. (a)	46,262	439,489
		4,380,904
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. - Class A (a)	38,134	445,787
Adaptive Biotechnologies Corp. (a)	53,877	806,000
Azenta, Inc. (a) (b)	14,747	423,534
BioLife Solutions, Inc. (a)	13,116	334,589
Codexis, Inc. (a)	29,163	71,158
CryoPort, Inc. (a)	17,154	162,620
Cytek Biosciences, Inc. (a)	42,488	147,433
Fortrea Holdings, Inc. (a)	34,022	286,465
Ginkgo Bioworks Holdings, Inc. (a)	14,637	213,407
Lifecore Biomedical, Inc. (a)	9,999	73,593
Maravai LifeSciences Holdings, Inc. - Class A (a) (b)	40,262	115,552
MaxCyte, Inc. (a) (b)	39,428	62,296
Mesa Laboratories, Inc.	1,730	115,927
Niagen Bioscience, Inc. (a)	18,251	170,282
OmniAb, Inc. (a)	36,471	58,354
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	97,301	124,545
Personalis, Inc. (a)	17,716	115,508
Quanterix Corp. (a)	14,645	79,522
Quantum-Si, Inc. (a)	59,687	84,159
Standard BioTools, Inc. (a) (b)	105,237	136,808
		4,027,539
Machinery — 3.8%
3D Systems Corp. (a) (b)	46,844	135,848
Aebi Schmidt Holding AG	13,460	167,846
Alamo Group, Inc.	3,679	702,321
Albany International Corp. - Class A	10,337	550,962
Astec Industries, Inc.	8,230	396,110
Atmus Filtration Technologies, Inc.	29,065	1,310,541
Blue Bird Corp. (a)	11,568	665,738
Chart Industries, Inc. (a)	15,870	3,176,381
Columbus McKinnon Corp.	6,951	99,677
Douglas Dynamics, Inc.	7,665	239,608
Eastern Co.	2,115	49,618
Energy Recovery, Inc. (a)	17,152	264,484
Enerpac Tool Group Corp.	19,510	799,910
Enpro, Inc. (b)	7,402	1,672,852
ESCO Technologies, Inc.	9,108	1,922,790
Federal Signal Corp.	21,076	2,507,833
Franklin Electric Co., Inc.	13,897	1,322,994
Gencor Industries, Inc. (a)	3,563	52,127
Gorman-Rupp Co.	7,300	338,793
Graham Corp. (a)	3,388	186,001
BHFTII-199

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Greenbrier Cos., Inc.	11,018	$508,701
Helios Technologies, Inc.	11,947	622,797
Hillenbrand, Inc.	23,184	626,895
Hillman Solutions Corp. (a)	70,857	650,467
Hyster-Yale, Inc.	3,736	137,709
JBT Marel Corp.	18,329	2,574,308
Kadant, Inc. (b)	4,104	1,221,268
Kennametal, Inc.	26,078	545,813
L.B. Foster Co. - Class A (a)	3,370	90,822
Lindsay Corp.	3,895	547,481
Luxfer Holdings PLC	8,672	120,541
Manitowoc Co., Inc. (a) (b)	6,586	65,926
Mayville Engineering Co., Inc. (a)	5,214	71,745
Microvast Holdings, Inc. (a)	73,089	281,393
Miller Industries, Inc.	4,021	162,529
Mueller Water Products, Inc. - Class A	54,466	1,389,972
Palladyne AI Corp. (a) (b)	3,208	27,557
Park-Ohio Holdings Corp.	2,839	60,300
Proto Labs, Inc. (a)	8,980	449,269
REV Group, Inc.	16,892	957,270
Richtech Robotics, Inc. - Class B (a)	25,646	110,021
SPX Technologies, Inc. (a)	16,918	3,159,944
Standex International Corp.	4,175	884,683
Tennant Co.	6,813	552,262
Terex Corp.	22,874	1,173,436
Titan International, Inc. (a)	17,082	129,140
Trinity Industries, Inc.	27,557	772,698
Wabash National Corp.	14,444	142,562
Watts Water Technologies, Inc. - Class A	9,637	2,691,421
Worthington Enterprises, Inc.	11,344	629,479
		37,920,843
Marine Transportation — 0.2%
Costamare, Inc.	13,997	166,704
Genco Shipping & Trading Ltd. (b)	11,261	200,446
Himalaya Shipping Ltd. (a)	10,455	86,045
Matson, Inc. (b)	11,182	1,102,433
Pangaea Logistics Solutions Ltd.	10,644	54,072
Safe Bulkers, Inc.	19,805	87,934
		1,697,634
Media — 0.9%
Advantage Solutions, Inc. (a) (b)	36,207	55,397
Altice USA, Inc. - Class A (a)	92,235	222,286
AMC Networks, Inc. - Class A (a)	4,282	35,284
Boston Omaha Corp. - Class A (a)	4,072	53,262
Cable One, Inc. (b)	1,743	308,598
EchoStar Corp. - Class A (a) (b)	47,167	3,601,672
Entravision Communications Corp. - Class A	23,079	53,774
EW Scripps Co. - Class A (a)	23,093	56,809
Gannett Co., Inc. (a)	49,842	205,847
Gray Media, Inc.	31,193	180,295
Ibotta, Inc. - Class A (a) (b)	5,644	157,185
iHeartMedia, Inc. - Class A (a)	42,665	122,449
Integral Ad Science Holding Corp. (a)	26,393	268,417
John Wiley & Sons, Inc. - Class A	14,840	600,575
Security Description	Shares	Value
Media—(Continued)
Magnite, Inc. (a) (b)	48,390	$1,053,934
National CineMedia, Inc.	23,021	103,825
Newsmax, Inc. (a)	4,326	53,642
Nexxen International Ltd. (a)	14,215	131,489
PubMatic, Inc. - Class A (a)	14,669	121,459
Scholastic Corp.	8,189	224,215
Sinclair, Inc. (b)	10,616	160,302
Stagwell, Inc. (a)	40,797	229,687
TechTarget, Inc. (a) (b)	9,094	52,836
TEGNA, Inc.	55,608	1,130,511
Thryv Holdings, Inc. (a)	14,032	169,226
WideOpenWest, Inc. (a)	17,790	91,796
		9,444,772
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc. (a)	4,219	692,296
American Battery Technology Co. (a)	30,894	150,145
Caledonia Mining Corp. PLC	5,467	197,960
Century Aluminum Co. (a)	19,036	558,897
Coeur Mining, Inc. (a)	224,852	4,218,223
Commercial Metals Co.	39,825	2,281,176
Compass Minerals International, Inc. (a)	12,615	242,208
Constellium SE (a)	48,222	717,543
Contango ORE, Inc. (a)	3,375	84,139
Critical Metals Corp. (a) (b)	4,656	28,960
Dakota Gold Corp. (a) (b)	31,337	142,583
Ferroglobe PLC	42,257	192,269
Friedman Industries, Inc.	2,480	54,300
Hecla Mining Co.	205,637	2,488,208
Idaho Strategic Resources, Inc. (a) (b)	4,989	168,578
Ivanhoe Electric, Inc. (a) (b)	30,543	383,315
Kaiser Aluminum Corp.	5,758	444,287
Lifezone Metals Ltd. (a)	10,916	59,820
MAC Copper Ltd. (a)	21,918	267,619
Materion Corp.	7,396	893,511
Metallus, Inc. (a)	14,231	235,238
NioCorp Developments Ltd. (a) (b)	21,045	140,581
Novagold Resources, Inc. (a)	105,721	930,345
Olympic Steel, Inc.	3,243	98,749
Perpetua Resources Corp. (a)	26,492	535,933
Ramaco Resources, Inc. - Class A (a) (b)	10,103	335,318
Ryerson Holding Corp. (b)	11,185	255,689
SSR Mining, Inc. (a)	71,073	1,735,603
SunCoke Energy, Inc.	23,917	195,163
Tredegar Corp. (a)	2,591	20,806
U.S. Antimony Corp. (a) (b)	32,841	203,614
U.S. Gold Corp. (a)	4,725	77,868
Vox Royalty Corp.	17,295	74,368
Warrior Met Coal, Inc.	18,576	1,182,177
Worthington Steel, Inc.	11,781	358,025
		20,645,514
Mortgage Real Estate Investment Trusts — 0.8%
Adamas Trust, Inc.	29,977	208,940
AG Mortgage Investment Trust, Inc.	10,086	73,023
Apollo Commercial Real Estate Finance, Inc.	48,837	494,719
BHFTII-200

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts—(Continued)
Arbor Realty Trust, Inc. (b)	64,699	$789,975
ARES Commercial Real Estate Corp. (b)	19,012	85,744
ARMOUR Residential REIT, Inc. (b)	38,805	579,747
Blackstone Mortgage Trust, Inc. - Class A (b)	57,200	1,053,052
BrightSpire Capital, Inc.	45,363	246,321
Chicago Atlantic Real Estate Finance, Inc.	5,740	73,415
Chimera Investment Corp.	28,916	382,269
Claros Mortgage Trust, Inc. (b)	18,415	61,138
Dynex Capital, Inc.	45,434	558,384
Ellington Financial, Inc. (b)	33,383	433,311
Franklin BSP Realty Trust, Inc. (b)	29,093	315,950
Invesco Mortgage Capital, Inc. (b)	14,752	111,525
KKR Real Estate Finance Trust, Inc.	18,563	167,067
Ladder Capital Corp.	36,436	397,517
MFA Financial, Inc.	36,102	331,777
Orchid Island Capital, Inc. (b)	44,935	314,994
PennyMac Mortgage Investment Trust	29,423	360,726
Ready Capital Corp. (b)	58,630	226,898
Redwood Trust, Inc. (b)	46,696	270,370
Seven Hills Realty Trust (b)	4,508	46,477
TPG RE Finance Trust, Inc.	19,693	168,572
Two Harbors Investment Corp.	32,422	320,005
		8,071,916
Multi-Utilities — 0.4%
Avista Corp.	28,945	1,094,410
Black Hills Corp.	25,374	1,562,785
Northwestern Energy Group, Inc.	21,207	1,242,942
Unitil Corp.	5,731	274,286
		4,174,423
Office REITs — 0.7%
Brandywine Realty Trust	60,528	252,402
City Office REIT, Inc.	14,027	97,628
COPT Defense Properties	40,071	1,164,463
Douglas Emmett, Inc.	57,853	900,771
Easterly Government Properties, Inc.	13,938	319,598
Empire State Realty Trust, Inc. - Class A	41,610	318,733
Hudson Pacific Properties, Inc. (a)	130,357	359,785
JBG SMITH Properties (b)	21,817	485,428
NET Lease Office Properties	5,003	148,389
Paramount Group, Inc. (a)	65,390	427,651
Peakstone Realty Trust (b)	12,370	162,294
Piedmont Realty Trust, Inc. - Class A	43,547	391,923
Postal Realty Trust, Inc. - Class A	7,808	122,508
SL Green Realty Corp. (b)	25,038	1,497,523
		6,649,096
Oil, Gas & Consumable Fuels — 3.1%
Ardmore Shipping Corp.	10,132	120,267
Berry Corp.	27,020	102,136
BKV Corp. (a)	5,376	124,347
California Resources Corp.	23,625	1,256,377
Calumet, Inc. (a)	25,181	459,553
Centrus Energy Corp. - Class A (a) (b)	5,470	1,696,083
Clean Energy Fuels Corp. (a)	60,796	156,854
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
CNX Resources Corp. (a) (b)	47,593	$1,528,687
Comstock Resources, Inc. (a) (b)	26,667	528,807
Core Natural Resources, Inc.	18,131	1,513,576
Crescent Energy Co. - Class A	65,017	579,952
CVR Energy, Inc. (a)	10,391	379,064
Delek U.S. Holdings, Inc.	20,780	670,571
DHT Holdings, Inc.	40,909	488,863
Diversified Energy Co. PLC	20,180	282,722
Dorian LPG Ltd.	13,115	390,827
Encore Energy Corp. (a) (b)	66,494	213,446
Energy Fuels, Inc. (a)	74,781	1,147,888
Evolution Petroleum Corp. (b)	11,021	53,121
Excelerate Energy, Inc. - Class A	8,493	213,939
FLEX LNG Ltd. (a)	11,155	281,106
Gevo, Inc. (a) (b)	80,896	158,556
Golar LNG Ltd. (b)	34,730	1,403,439
Granite Ridge Resources, Inc. (b)	17,793	96,260
Green Plains, Inc. (a)	18,225	160,198
Gulfport Energy Corp. (a)	5,504	996,114
Infinity Natural Resources, Inc. - Class A (a)	4,799	62,915
International Seaways, Inc.	14,518	668,989
Kinetik Holdings, Inc. (b)	15,953	681,831
Kolibri Global Energy, Inc. (a) (b)	13,575	75,341
Kosmos Energy Ltd. (a) (b)	165,414	274,587
Lightbridge Corp. (a)	7,188	152,457
Magnolia Oil & Gas Corp. - Class A (b)	64,796	1,546,681
Murphy Oil Corp.	48,438	1,376,124
NACCO Industries, Inc. - Class A	1,471	62,017
Navigator Holdings Ltd.	8,948	138,605
New Fortress Energy, Inc. (a) (b)	63,520	140,379
NextDecade Corp. (a)	40,755	276,726
Nordic American Tankers Ltd.	71,738	225,257
Northern Oil & Gas, Inc. (b)	33,738	836,702
Par Pacific Holdings, Inc. (a)	18,591	658,493
PBF Energy, Inc. - Class A	30,183	910,621
Peabody Energy Corp.	42,576	1,129,116
REX American Resources Corp. (a)	10,512	321,877
Riley Exploration Permian, Inc.	4,955	134,330
Sable Offshore Corp. (a) (b)	26,689	465,990
SandRidge Energy, Inc.	13,175	148,614
Scorpio Tankers, Inc.	15,809	886,094
SFL Corp. Ltd.	34,520	259,936
SM Energy Co.	40,979	1,023,246
Summit Midstream Corp. (a)	3,808	78,216
Talos Energy, Inc. (a)	38,002	364,439
Teekay Corp. Ltd.	18,307	149,751
Teekay Tankers Ltd. - Class A	8,649	437,207
Uranium Energy Corp. (a) (b)	148,165	1,976,521
VAALCO Energy, Inc.	36,222	145,612
Viper Energy, Inc. - Class A	1	38
Vital Energy, Inc. (a)	10,293	173,849
Vitesse Energy, Inc. (b)	10,875	252,626
W&T Offshore, Inc. (b)	35,058	63,806
World Kinect Corp.	19,210	498,500
		31,600,246
BHFTII-201

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	$111,709
Magnera Corp. (a)	7,971	93,420
Sylvamo Corp.	12,653	559,516
		764,645
Passenger Airlines — 0.5%
Allegiant Travel Co. (a)	5,412	328,887
Frontier Group Holdings, Inc. (a) (b)	30,598	135,090
JetBlue Airways Corp. (a) (b)	115,050	566,046
Joby Aviation, Inc. (a) (b)	162,190	2,617,747
SkyWest, Inc. (a)	14,160	1,424,779
Strata Critical Medical, Inc. (a) (b)	11,344	57,401
Sun Country Airlines Holdings, Inc. (a)	18,930	223,563
		5,353,513
Personal Care Products — 0.2%
Beauty Health Co. (a)	42,419	84,414
Edgewell Personal Care Co.	16,269	331,237
Herbalife Ltd. (a)	35,469	299,358
Honest Co., Inc. (a)	34,053	125,315
Interparfums, Inc.	6,542	643,602
Medifast, Inc. (a)	3,603	49,253
Nature's Sunshine Products, Inc. (a)	6,239	96,829
Nu Skin Enterprises, Inc. - Class A	17,255	210,338
Olaplex Holdings, Inc. (a) (b)	53,288	69,807
USANA Health Sciences, Inc. (a)	3,610	99,456
		2,009,609
Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc. (a)	31,041	58,978
Alumis, Inc. (a) (b)	19,466	77,669
Amneal Pharmaceuticals, Inc. (a)	52,451	525,034
Amphastar Pharmaceuticals, Inc. (a)	13,889	370,142
Amylyx Pharmaceuticals, Inc. (a)	25,915	352,185
ANI Pharmaceuticals, Inc. (a)	6,205	568,378
Aquestive Therapeutics, Inc. (a)	30,239	169,036
Arvinas, Inc. (a)	16,810	143,221
Atea Pharmaceuticals, Inc. (a) (b)	28,843	83,645
Avadel Pharmaceuticals PLC (a)	33,584	512,828
Axsome Therapeutics, Inc. (a)	14,073	1,709,166
Collegium Pharmaceutical, Inc. (a)	11,835	414,107
CorMedix, Inc. (a) (b)	24,622	286,354
Crinetics Pharmaceuticals, Inc. (a) (b)	32,132	1,338,298
Edgewise Therapeutics, Inc. (a)	26,159	424,299
Enliven Therapeutics, Inc. (a)	14,692	300,745
Esperion Therapeutics, Inc. (a) (b)	69,990	185,473
Eton Pharmaceuticals, Inc. (a)	9,379	203,806
Evolus, Inc. (a)	12,737	78,205
EyePoint Pharmaceuticals, Inc. (a)	23,992	341,646
Fulcrum Therapeutics, Inc. (a)	12,855	118,266
Harmony Biosciences Holdings, Inc. (a)	15,912	438,535
Harrow, Inc. (a)	11,055	532,630
Indivior PLC (a)	44,037	1,061,732
Innoviva, Inc. (a)	22,731	414,841
LENZ Therapeutics, Inc. (a)	5,451	253,908
Ligand Pharmaceuticals, Inc. (a)	6,580	1,165,581
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Liquidia Corp. (a)	23,874	$542,895
Maze Therapeutics, Inc. (a) (b)	7,061	183,092
MBX Biosciences, Inc. (a)	6,651	116,392
Mind Medicine MindMed, Inc. (a) (b)	31,088	366,528
Nuvation Bio, Inc. (a) (b)	88,674	328,094
Ocular Therapeutix, Inc. (a)	50,748	593,244
Omeros Corp. (a) (b)	7,829	32,099
Pacira BioSciences, Inc. (a)	16,717	430,797
Phathom Pharmaceuticals, Inc. (a) (b)	15,814	186,131
Phibro Animal Health Corp. - Class A	6,746	272,943
Prestige Consumer Healthcare, Inc. (a)	17,807	1,111,157
Rapport Therapeutics, Inc. (a)	6,526	193,822
Scilex Holding Co. (a)	627	12,339
scPharmaceuticals, Inc. (a)	13,997	79,363
Septerna, Inc. (a) (b)	8,261	155,389
SIGA Technologies, Inc. (b)	9,526	87,163
Supernus Pharmaceuticals, Inc. (a)	19,455	929,754
Tarsus Pharmaceuticals, Inc. (a)	14,081	836,834
Terns Pharmaceuticals, Inc. (a)	27,516	206,645
Theravance Biopharma, Inc. (a)	15,498	226,271
Third Harmonic Bio, Inc. (a) (d) (e)	10,177	0
Trevi Therapeutics, Inc. (a)	30,591	279,908
Tvardi Therapeutics, Inc. (a) (b)	1,687	65,742
WaVe Life Sciences Ltd. (a)	33,442	244,795
Xeris Biopharma Holdings, Inc. (a)	52,014	423,394
Zevra Therapeutics, Inc. (a) (b)	12,790	121,633
		20,155,132
Professional Services — 1.9%
Acuren Corp. (a) (b)	61,475	818,232
Alight, Inc. - Class A	151,762	494,744
Asure Software, Inc. (a)	1,625	13,325
Barrett Business Services, Inc. (b)	9,231	409,118
BlackSky Technology, Inc. (a) (b)	11,134	224,350
CBIZ, Inc. (a)	17,194	910,594
Conduent, Inc. (a)	52,371	146,639
CRA International, Inc.	2,373	494,842
CSG Systems International, Inc.	9,908	637,877
Exponent, Inc.	17,584	1,221,736
First Advantage Corp. (a) (b)	28,836	443,786
Franklin Covey Co. (a)	3,849	74,709
Heidrick & Struggles International, Inc.	7,262	361,430
Huron Consulting Group, Inc. (a)	5,965	875,483
IBEX Holdings Ltd. (a)	3,785	153,368
ICF International, Inc.	6,190	574,432
Innodata, Inc. (a) (b)	10,923	841,836
Insperity, Inc.	12,991	639,157
Kelly Services, Inc. - Class A	7,609	99,830
Kforce, Inc.	6,724	201,586
Korn Ferry	17,927	1,254,532
Legalzoom.com, Inc. (a)	41,824	434,133
Maximus, Inc.	19,822	1,811,136
Mistras Group, Inc. (a)	1,495	14,711
Planet Labs PBC (a)	81,772	1,061,401
Resolute Holdings Management, Inc. (a)	1,728	124,675
Resources Connection, Inc.	11,604	58,600
BHFTII-202

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Spire Global, Inc. (a)	10,497	$115,362
TriNet Group, Inc. (b)	10,775	720,740
TrueBlue, Inc. (a)	10,205	62,557
Upwork, Inc. (a)	44,692	829,930
Verra Mobility Corp. (a)	55,578	1,372,777
Willdan Group, Inc. (a)	5,018	485,190
WNS Holdings Ltd. (a)	13,071	996,925
		18,979,743
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. (a)	27,681	293,142
Compass, Inc. - Class A (a)	164,808	1,323,408
Cushman & Wakefield PLC (a)	82,024	1,305,822
Douglas Elliman, Inc. (a)	27,698	79,216
eXp World Holdings, Inc. (b)	30,867	329,042
Forestar Group, Inc. (a)	6,691	177,914
FRP Holdings, Inc. (a)	4,570	111,325
Kennedy-Wilson Holdings, Inc. (b)	42,399	352,760
Marcus & Millichap, Inc.	8,432	247,479
Newmark Group, Inc. - Class A	54,202	1,010,867
RE/MAX Holdings, Inc. - Class A (a)	690	6,507
Real Brokerage, Inc. (a)	32,028	133,877
RMR Group, Inc. - Class A	4,666	73,396
Seaport Entertainment Group, Inc. (a) (b)	3,029	69,425
St. Joe Co.	13,743	680,004
Tejon Ranch Co. (a)	6,848	109,431
		6,303,615
Residential REITs — 0.4%
Apartment Investment & Management Co. - Class A	39,855	316,050
BRT Apartments Corp.	3,996	62,577
Centerspace	5,894	347,157
Elme Communities	28,672	483,410
Independence Realty Trust, Inc. (b)	83,745	1,372,581
NexPoint Residential Trust, Inc.	8,482	273,290
UMH Properties, Inc.	24,985	371,027
Veris Residential, Inc.	28,166	428,123
		3,654,215
Retail REITs — 1.2%
Acadia Realty Trust	47,582	958,777
Alexander's, Inc.	759	177,978
CBL & Associates Properties, Inc.	6,812	208,311
Curbline Properties Corp.	35,266	786,432
FrontView REIT, Inc.	5,445	74,651
Getty Realty Corp. (b)	18,741	502,821
InvenTrust Properties Corp.	27,709	793,031
Kite Realty Group Trust (b)	77,422	1,726,511
Macerich Co. (b)	88,454	1,609,863
NETSTREIT Corp. (b)	33,137	598,454
Phillips Edison & Co., Inc.	44,220	1,518,073
Saul Centers, Inc.	5,210	166,043
SITE Centers Corp. (b)	11,460	103,255
Tanger, Inc.	38,830	1,314,007
Urban Edge Properties	45,869	938,938
Security Description	Shares	Value
Retail REITs—(Continued)
Whitestone REIT	13,758	$168,948
		11,646,093
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. - Class A (a)	18,328	717,175
Aehr Test Systems (a) (b)	9,978	300,438
Aeluma, Inc. (a)	3,822	61,534
Alpha & Omega Semiconductor Ltd. (a)	8,473	236,905
Ambarella, Inc. (a) (b)	14,063	1,160,479
Ambiq Micro, Inc. (a)	1,814	54,275
Axcelis Technologies, Inc. (a)	11,148	1,088,491
Blaize Holdings, Inc. (a)	27,336	94,309
CEVA, Inc. (a)	8,407	222,029
Cohu, Inc. (a)	16,636	338,210
Credo Technology Group Holding Ltd. (a)	51,440	7,490,178
Diodes, Inc. (a) (b)	16,352	870,090
FormFactor, Inc. (a) (c)	27,747	1,010,546
Ichor Holdings Ltd. (a)	11,886	208,243
Impinj, Inc. (a)	9,076	1,640,487
indie Semiconductor, Inc. - Class A (a) (b)	58,367	237,554
Kopin Corp. (a)	56,284	136,770
Kulicke & Soffa Industries, Inc.	17,640	716,890
MaxLinear, Inc. (a)	28,682	461,206
Navitas Semiconductor Corp. (a) (b)	41,482	299,500
NVE Corp.	1,605	104,758
PDF Solutions, Inc. (a)	11,198	289,132
Penguin Solutions, Inc. (a) (b)	18,743	492,566
Photronics, Inc. (a)	20,051	460,170
Power Integrations, Inc.	19,332	777,340
Rambus, Inc. (a)	37,379	3,894,892
Rigetti Computing, Inc. (a) (b)	111,338	3,316,759
Semtech Corp. (a)	30,440	2,174,938
Silicon Laboratories, Inc. (a)	11,264	1,477,048
SiTime Corp. (a) (b)	7,381	2,223,969
SkyWater Technology, Inc. (a) (b)	10,442	194,848
Synaptics, Inc. (a)	13,294	908,512
Ultra Clean Holdings, Inc. (a)	15,886	432,893
Veeco Instruments, Inc. (a)	19,960	607,383
		34,700,517
Software — 6.3%
8x8, Inc. (a)	47,018	99,678
A10 Networks, Inc. (b)	25,090	455,383
ACI Worldwide, Inc. (a)	36,983	1,951,593
Adeia, Inc.	35,987	604,582
Agilysys, Inc. (a)	8,870	933,567
Alarm.com Holdings, Inc. (a)	16,275	863,877
Alkami Technology, Inc. (a) (b)	24,729	614,268
Amplitude, Inc. - Class A (a)	31,814	341,046
Appian Corp. - Class A (a)	14,461	442,073
Arteris, Inc. (a)	9,551	96,465
Asana, Inc. - Class A (a)	30,484	407,266
AvePoint, Inc. (a)	48,094	721,891
Bit Digital, Inc. (a) (b)	112,667	338,001
Bitdeer Technologies Group - Class A (a)	32,837	561,184
Blackbaud, Inc. (a)	13,452	865,098
BHFTII-203

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
BlackLine, Inc. (a) (c)	18,099	$961,057
Blend Labs, Inc. - Class A (a)	74,434	271,684
Box, Inc. - Class A (a)	49,107	1,584,683
Braze, Inc. - Class A (a)	27,663	786,736
C3.ai, Inc. - Class A (a) (b)	43,771	758,989
Cerence, Inc. (a) (b)	10,909	135,926
Cipher Mining, Inc. (a) (b)	92,656	1,166,539
Cleanspark, Inc. (a) (b)	100,328	1,454,756
Clear Secure, Inc. - Class A (b)	29,510	985,044
Clearwater Analytics Holdings, Inc. - Class A (a)	86,629	1,561,055
Commvault Systems, Inc. (a)	15,532	2,932,131
Consensus Cloud Solutions, Inc. (a)	6,453	189,525
Core Scientific, Inc. (a) (b)	99,724	1,789,049
CoreCard Corp. (a)	2,098	56,478
CS Disco, Inc. (a)	9,314	60,168
Daily Journal Corp. (a) (b)	502	233,500
Digimarc Corp. (a)	242	2,364
Digital Turbine, Inc. (a)	36,842	235,789
Domo, Inc. - Class B (a)	11,406	180,671
D-Wave Quantum, Inc. (a) (b)	107,664	2,660,377
eGain Corp. (a)	6,457	56,240
EverCommerce, Inc. (a) (b)	8,186	91,110
Five9, Inc. (a)	27,555	666,831
Freshworks, Inc. - Class A (a)	70,327	827,749
Hut 8 Corp. (a)	32,919	1,145,910
I3 Verticals, Inc. - Class A (a) (b)	8,394	272,469
Intapp, Inc. (a)	20,053	820,168
InterDigital, Inc. (b)	9,095	3,139,867
Jamf Holding Corp. (a)	24,498	262,129
Kaltura, Inc. (a)	35,201	50,689
Life360, Inc. (a) (b)	5,882	625,257
LiveRamp Holdings, Inc. (a)	23,308	632,579
MARA Holdings, Inc. (a) (b)	129,362	2,362,150
Mercurity Fintech Holding, Inc. (a) (b)	7,115	174,887
Meridianlink, Inc. (a)	11,232	223,854
Mitek Systems, Inc. (a)	11,332	110,714
N-able, Inc. (a)	29,005	226,239
NCR Voyix Corp. (a) (b)	46,398	582,295
NextNav, Inc. (a) (b)	32,050	458,315
ON24, Inc. (a)	5,975	34,177
OneSpan, Inc.	9,931	157,804
Ooma, Inc. (a)	8,142	97,623
Pagaya Technologies Ltd. - Class A (a) (b)	16,142	479,256
PagerDuty, Inc. (a)	30,336	501,151
Porch Group, Inc. (a)	29,594	496,587
Progress Software Corp. (a)	15,234	669,230
PROS Holdings, Inc. (a) (b)	15,350	351,668
Q2 Holdings, Inc. (a)	21,778	1,576,509
Qualys, Inc. (a)	12,805	1,694,486
Rapid7, Inc. (a)	24,113	452,119
Red Violet, Inc.	4,110	214,747
ReposiTrak, Inc. (b)	3,885	57,576
Rezolve AI PLC (a) (b)	51,860	258,263
Rimini Street, Inc. (a)	17,477	81,792
Riot Platforms, Inc. (a)	121,336	2,309,024
Sapiens International Corp. NV	11,083	476,569
Security Description	Shares	Value
Software—(Continued)
SEMrush Holdings, Inc. - Class A (a)	17,232	$122,003
SoundHound AI, Inc. - Class A (a) (b)	127,713	2,053,625
Sprinklr, Inc. - Class A (a)	40,334	311,378
Sprout Social, Inc. - Class A (a)	19,955	257,819
SPS Commerce, Inc. (a)	13,304	1,385,479
Telos Corp. (a)	14,562	99,604
Tenable Holdings, Inc. (a)	43,017	1,254,376
Terawulf, Inc. (a) (b)	98,873	1,129,130
Varonis Systems, Inc. (a)	38,752	2,227,077
Verint Systems, Inc. (a)	19,546	395,806
Vertex, Inc. - Class A (a) (b)	23,561	584,077
Weave Communications, Inc. (a)	15,401	102,879
Workiva, Inc. (a)	17,490	1,505,539
Xperi, Inc. (a)	16,593	107,523
Yext, Inc. (a)	35,527	302,690
Zeta Global Holdings Corp. - Class A (a)	65,046	1,292,464
		63,071,995
Specialized REITs — 0.4%
Farmland Partners, Inc. (b)	13,646	148,468
Four Corners Property Trust, Inc. (b)	35,964	877,522
Gladstone Land Corp.	5,418	49,629
Outfront Media, Inc.	50,458	924,390
PotlatchDeltic Corp.	28,227	1,150,250
Safehold, Inc.	20,353	315,268
Smartstop Self Storage REIT, Inc. (b)	11,012	414,492
		3,880,019
Specialty Retail — 2.2%
Abercrombie & Fitch Co. - Class A (a)	16,562	1,416,879
Academy Sports & Outdoors, Inc.	23,371	1,169,017
Advance Auto Parts, Inc.	20,838	1,279,453
American Eagle Outfitters, Inc.	55,431	948,424
America's Car-Mart, Inc. (a) (b)	2,589	75,625
Arhaus, Inc. (a)	18,406	195,656
Arko Corp.	31,060	141,944
Asbury Automotive Group, Inc. (a)	6,880	1,681,816
Barnes & Noble Education, Inc. (a)	6,001	59,710
Bed Bath & Beyond, Inc. (a)	19,475	190,660
Boot Barn Holdings, Inc. (a) (c)	10,790	1,788,119
Buckle, Inc.	11,109	651,654
Build-A-Bear Workshop, Inc.	4,280	279,099
Caleres, Inc.	9,115	118,860
Camping World Holdings, Inc. - Class A	21,767	343,701
Citi Trends, Inc. (a)	2,361	73,262
EVgo, Inc. (a)	45,974	217,457
Genesco, Inc. (a)	3,961	114,829
Group 1 Automotive, Inc.	4,427	1,936,857
Haverty Furniture Cos., Inc.	4,960	108,773
Lands' End, Inc. (a)	1,614	22,757
MarineMax, Inc. (a)	7,339	185,897
Monro, Inc. (b)	10,365	186,259
National Vision Holdings, Inc. (a)	27,196	793,851
ODP Corp. (a)	10,030	279,336
OneWater Marine, Inc. - Class A (a)	3,644	57,721
Petco Health & Wellness Co., Inc. (a) (b)	29,128	112,725
BHFTII-204

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
RealReal, Inc. (a) (b)	30,982	$329,339
Revolve Group, Inc. (a)	13,899	296,049
Sally Beauty Holdings, Inc. (a)	37,082	603,695
Shoe Carnival, Inc. (b)	6,132	127,484
Signet Jewelers Ltd. (b)	13,963	1,339,331
Sleep Number Corp. (a)	1,614	11,330
Sonic Automotive, Inc. - Class A (b)	5,254	399,777
Stitch Fix, Inc. - Class A (a)	38,080	165,648
ThredUp, Inc. - Class A (a)	33,491	316,490
Tile Shop Holdings, Inc. (a)	10,574	63,973
Upbound Group, Inc.	19,281	455,610
Urban Outfitters, Inc. (a)	21,324	1,523,173
Victoria's Secret & Co. (a)	24,930	676,600
Warby Parker, Inc. - Class A (a)	35,591	981,600
Winmark Corp. (b)	1,051	523,156
Zumiez, Inc. (a)	4,911	96,305
		22,339,901
Technology Hardware, Storage & Peripherals — 0.8%
CompoSecure, Inc. - Class A (a)	16,231	337,929
Corsair Gaming, Inc. (a)	16,241	144,870
Diebold Nixdorf, Inc. (a)	9,180	523,535
Eastman Kodak Co. (a) (b)	22,675	145,347
Immersion Corp. (b)	10,080	73,987
IonQ, Inc. (a) (b)	96,204	5,916,546
Quantum Computing, Inc. (a) (b)	47,016	865,565
Turtle Beach Corp. (a)	5,364	85,288
Xerox Holdings Corp. (b)	41,349	155,472
		8,248,539
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. (a)	41,939	835,425
Carter's, Inc.	12,860	362,909
Ermenegildo Zegna NV	22,908	216,481
Figs, Inc. - Class A (a)	26,218	175,398
G-III Apparel Group Ltd. (a)	13,935	370,810
Hanesbrands, Inc. (a)	111,848	737,078
Kontoor Brands, Inc. (b)	19,193	1,531,026
Movado Group, Inc.	4,696	89,083
Oxford Industries, Inc. (b)	5,343	216,605
Rocky Brands, Inc.	2,393	71,288
Steven Madden Ltd. (b)	25,056	838,875
Wolverine World Wide, Inc.	28,524	782,699
		6,227,677
Tobacco — 0.1%
Turning Point Brands, Inc.	5,976	590,787
Universal Corp.	8,680	484,952
		1,075,739
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. (b)	5,650	40,906
BlueLinx Holdings, Inc. (a)	2,908	212,517
Boise Cascade Co.	13,225	1,022,557
Custom Truck One Source, Inc. (a)	21,224	136,258
Security Description	Shares	Value
Trading Companies & Distributors—(Continued)
Distribution Solutions Group, Inc. (a)	3,388	$101,911
DNOW, Inc. (a)	37,868	577,487
DXP Enterprises, Inc. (a)	4,505	536,410
GATX Corp. (b)	12,600	2,202,480
Global Industrial Co.	4,971	182,287
Herc Holdings, Inc.	11,380	1,327,591
Hudson Technologies, Inc. (a)	8,993	89,300
Karat Packaging, Inc.	3,249	81,907
McGrath RentCorp	8,753	1,026,727
MRC Global, Inc. (a)	30,297	436,883
NPK International, Inc. (a)	24,505	277,152
Rush Enterprises, Inc. - Class A	21,267	1,137,146
Rush Enterprises, Inc. - Class B	3,214	184,548
Titan Machinery, Inc. (a)	6,828	114,301
Transcat, Inc. (a)	3,255	238,266
Willis Lease Finance Corp. (b)	972	133,251
Xometry, Inc. - Class A (a) (b)	15,240	830,123
		10,890,008
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a) (b)	8,295	81,872
Water Utilities — 0.3%
American States Water Co.	13,227	969,804
Cadiz, Inc. (a) (b)	19,376	91,455
California Water Service Group	20,416	936,890
Consolidated Water Co. Ltd.	5,040	177,811
H2O America	10,789	525,424
Middlesex Water Co.	6,337	342,959
Pure Cycle Corp. (a)	6,744	74,656
York Water Co.	5,110	155,446
		3,274,445
Wireless Telecommunication Services — 0.2%
Gogo, Inc. (a) (b)	26,967	231,647
Spok Holdings, Inc.	7,318	126,235
Telephone & Data Systems, Inc.	34,141	1,339,693
		1,697,575
Total Common Stocks (Cost $689,905,987)		984,355,235

Investment Companies—0.2%
Exchange-Traded Funds — 0.2%
iShares Russell 2000 ETF	8,500	2,056,660
Total Investment Companies (Cost $1,935,768)		2,056,660

Rights—0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	5,395
Chinook Therapeutics, Inc. (a) (d) (e)	19,453	0
Icosavax, Inc. (a)	9,579	2,970
BHFTII-205

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Rights—(Continued)
Security Description	Shares/ Principal Amount*	Value

Biotechnology—(Continued)
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	$37,094
Total Rights (Cost $9,471)		45,459

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	573

Short-Term Investments—2.1%
U.S. Treasury—2.1%
U.S. Treasury Bills
3.828%, 10/16/25 (f)	3,950,000	3,943,328
3.845%, 10/16/25 (f)	8,000,000	7,986,486
3.962%, 10/16/25 (f)	9,715,000	9,698,590
Total Short-Term Investments (Cost $21,628,082)		21,628,404

Securities Lending Reinvestments (g)—8.2%
Short-Term Investment Funds—0.9%
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (h)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (h)	4,000,000	4,000,000
		9,000,000

Certificates of Deposit—1.1%
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,967
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (i)	2,000,000	1,999,956
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (i)	1,500,000	1,500,127
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (i)	3,000,000	3,000,255
4.380%, SOFR + 0.220%, 12/15/25 (i)	1,000,000	1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (i)	1,000,000	1,000,055
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (i)	1,000,000	1,000,277
		10,501,768
Commercial Paper—0.2%
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (i)	2,000,000	1,999,998
Repurchase Agreements—5.8%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $15,001,779; collateralized by various Common Stock with an aggregate market value of $16,685,036	15,000,000	15,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $6,143,507; collateralized by various Common Stock with an aggregate market value of $6,600,002	6,000,000	$6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,200,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,224,000	1,200,000	1,200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $607,130; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $619,201	607,060	607,060
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $8,000,951; collateralized by various Common Stock with an aggregate market value of $8,920,754	8,000,000	8,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $7,005,853; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $7,785,315	7,000,000	7,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $4,016,956; collateralized by various Common Stock with an aggregate market value of $4,444,983	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,300,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,326,000	1,300,000	1,300,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $2,000,237; collateralized by various Common Stock with an aggregate market value of $2,224,884	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $12,601,467; collateralized by various Common Stock with an aggregate market value of $13,861,613	12,600,000	12,600,000
		58,707,060
BHFTII-206

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Time Deposit—0.2%
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (i)	2,000,000	$2,000,000
Total Securities Lending Reinvestments (Cost $82,207,056)		82,208,826
Total Investments—108.3% (Cost $795,686,364)		1,090,295,157
Other assets and liabilities (net)—(8.3)%		(83,605,125)
Net Assets—100.0%		$1,006,690,032

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $129,186,933 and the collateral received consisted of cash in the amount of $82,207,055 and non-cash collateral with a value of $50,777,410. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $4,683,586.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/19/25	178	USD	21,853,950	$514,600
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,626,445	$—	$—	$19,626,445
Air Freight & Logistics	984,073	—	—	984,073
Automobile Components	13,133,909	—	—	13,133,909
Automobiles	452,630	—	—	452,630
Banks	98,666,574	—	—	98,666,574
Beverages	1,084,304	—	—	1,084,304
Biotechnology	72,714,180	—	—	72,714,180
Broadline Retail	957,784	—	—	957,784
Building Products	13,756,953	—	—	13,756,953
Capital Markets	17,299,271	—	—	17,299,271
Chemicals	15,829,013	—	—	15,829,013
Commercial Services & Supplies	15,628,688	—	—	15,628,688
Communications Equipment	8,520,175	—	—	8,520,175
Construction & Engineering	23,602,783	—	—	23,602,783
Construction Materials	2,182,542	—	—	2,182,542
Consumer Finance	10,158,178	—	—	10,158,178
Consumer Staples Distribution & Retail	4,877,088	—	—	4,877,088
Containers & Packaging	2,253,268	—	—	2,253,268
Distributors	531,338	—	—	531,338
Diversified Consumer Services	13,492,657	—	—	13,492,657
Diversified REITs	5,398,248	—	—	5,398,248
Diversified Telecommunication Services	4,830,496	—	—	4,830,496
BHFTII-207

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Electric Utilities	$12,190,305	$—	$—	$12,190,305
Electrical Equipment	23,234,865	—	—	23,234,865
Electronic Equipment, Instruments & Components	33,088,219	—	—	33,088,219
Energy Equipment & Services	15,797,920	—	—	15,797,920
Entertainment	4,964,493	—	—	4,964,493
Financial Services	23,723,182	—	—	23,723,182
Food Products	7,742,849	—	—	7,742,849
Gas Utilities	10,310,446	—	—	10,310,446
Ground Transportation	2,909,449	—	—	2,909,449
Health Care Equipment & Supplies	24,545,310	—	—	24,545,310
Health Care Providers & Services	31,654,001	—	—	31,654,001
Health Care REITs	9,650,742	—	—	9,650,742
Health Care Technology	3,974,985	—	—	3,974,985
Hotel & Resort REITs	5,784,400	—	—	5,784,400
Hotels, Restaurants & Leisure	17,828,757	—	—	17,828,757
Household Durables	17,892,972	—	—	17,892,972
Household Products	2,762,743	—	—	2,762,743
Independent Power and Renewable Electricity Producers	2,282,218	—	—	2,282,218
Industrial Conglomerates	261,467	—	—	261,467
Industrial REITs	3,840,031	—	—	3,840,031
Insurance	19,324,206	—	—	19,324,206
Interactive Media & Services	6,376,097	—	—	6,376,097
IT Services	5,267,242	—	—	5,267,242
Leisure Products	4,380,904	—	—	4,380,904
Life Sciences Tools & Services	4,027,539	—	0	4,027,539
Machinery	37,920,843	—	—	37,920,843
Marine Transportation	1,697,634	—	—	1,697,634
Media	9,444,772	—	—	9,444,772
Metals & Mining	20,645,514	—	—	20,645,514
Mortgage Real Estate Investment Trusts	8,071,916	—	—	8,071,916
Multi-Utilities	4,174,423	—	—	4,174,423
Office REITs	6,649,096	—	—	6,649,096
Oil, Gas & Consumable Fuels	31,600,246	—	—	31,600,246
Paper & Forest Products	764,645	—	—	764,645
Passenger Airlines	5,353,513	—	—	5,353,513
Personal Care Products	2,009,609	—	—	2,009,609
Pharmaceuticals	20,155,132	—	0	20,155,132
Professional Services	18,979,743	—	—	18,979,743
Real Estate Management & Development	6,303,615	—	—	6,303,615
Residential REITs	3,654,215	—	—	3,654,215
Retail REITs	11,646,093	—	—	11,646,093
Semiconductors & Semiconductor Equipment	34,700,517	—	—	34,700,517
Software	63,071,995	—	—	63,071,995
Specialized REITs	3,880,019	—	—	3,880,019
Specialty Retail	22,339,901	—	—	22,339,901
Technology Hardware, Storage & Peripherals	8,248,539	—	—	8,248,539
Textiles, Apparel & Luxury Goods	6,227,677	—	—	6,227,677
Tobacco	1,075,739	—	—	1,075,739
Trading Companies & Distributors	10,890,008	—	—	10,890,008
Transportation Infrastructure	81,872	—	—	81,872
Water Utilities	3,274,445	—	—	3,274,445
Wireless Telecommunication Services	1,697,575	—	—	1,697,575
Total Common Stocks	984,355,235	—	0	984,355,235
Total Investment Companies*	2,056,660	—	—	2,056,660
Total Rights*	—	2,970	42,489	45,459
Total Warrants*	573	—	—	573
Total Short-Term Investments*	—	21,628,404	—	21,628,404
Securities Lending Reinvestments
Short-Term Investment Funds	9,000,000	—	—	9,000,000
Certificates of Deposit	—	10,501,768	—	10,501,768
Commercial Paper	—	1,999,998	—	1,999,998
Repurchase Agreements	—	58,707,060	—	58,707,060
BHFTII-208

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposit	$—	$2,000,000	$—	$2,000,000
Total Securities Lending Reinvestments	9,000,000	73,208,826	—	82,208,826
Total Investments	$995,412,468	$94,840,200	$42,489	$1,090,295,157
Collateral for Securities Loaned (Liability)	$—	$(82,207,055)	$—	$(82,207,055)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$514,600	$—	$—	$514,600

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
During the period ended September 30, 2025, transfers into Level 3 in the amount of $90,656 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTII-209

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a)	12,709	$9,120,487
Boeing Co. (a)	122,410	26,419,750
General Dynamics Corp.	40,872	13,937,352
General Electric Co.	171,669	51,641,469
Howmet Aerospace, Inc.	65,260	12,805,970
Huntington Ingalls Industries, Inc.	6,352	1,828,804
L3Harris Technologies, Inc.	30,288	9,250,258
Lockheed Martin Corp.	33,259	16,603,225
Northrop Grumman Corp.	21,789	13,276,474
RTX Corp.	216,689	36,258,570
Textron, Inc.	28,848	2,437,368
TransDigm Group, Inc. (b)	9,123	12,024,296
		205,604,023
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,117	2,531,091
Expeditors International of Washington, Inc. (b)	21,970	2,693,302
FedEx Corp.	35,133	8,284,713
United Parcel Service, Inc. - Class B	119,154	9,952,933
		23,462,039
Automobile Components — 0.0%
Aptiv PLC (a)	35,252	3,039,427
Automobiles — 2.3%
Ford Motor Co. (b)	632,808	7,568,384
General Motors Co.	154,126	9,397,062
Tesla, Inc. (a)	454,272	202,023,844
		218,989,290
Banks — 3.5%
Bank of America Corp.	1,103,146	56,911,302
Citigroup, Inc.	298,013	30,248,320
Citizens Financial Group, Inc.	69,828	3,712,056
Fifth Third Bancorp (b)	107,149	4,773,488
Huntington Bancshares, Inc.	237,304	4,098,240
JPMorgan Chase & Co.	445,143	140,411,456
KeyCorp	150,882	2,819,985
M&T Bank Corp.	25,297	4,999,193
PNC Financial Services Group, Inc.	63,751	12,809,488
Regions Financial Corp.	144,451	3,809,173
Truist Financial Corp.	208,739	9,543,547
U.S. Bancorp (b)	251,923	12,175,439
Wells Fargo & Co.	518,588	43,468,046
		329,779,733
Beverages — 1.0%
Brown-Forman Corp. - Class B (b)	28,506	771,942
Coca-Cola Co.	627,028	41,584,497
Constellation Brands, Inc. - Class A (b)	23,113	3,112,628
Keurig Dr. Pepper, Inc.	219,909	5,609,879
Molson Coors Beverage Co. - Class B	27,420	1,240,755
Monster Beverage Corp. (a) (b)	115,390	7,766,901
PepsiCo, Inc.	221,632	31,125,998
		91,212,600
Security Description	Shares	Value
Biotechnology — 1.6%
AbbVie, Inc.	285,979	$66,215,578
Amgen, Inc.	87,153	24,594,576
Biogen, Inc. (a) (b)	23,734	3,324,659
Gilead Sciences, Inc.	200,867	22,296,237
Incyte Corp. (a) (b)	26,554	2,252,045
Moderna, Inc. (a) (b)	56,057	1,447,952
Regeneron Pharmaceuticals, Inc.	16,491	9,272,394
Vertex Pharmaceuticals, Inc. (a)	41,506	16,255,410
		145,658,851
Broadline Retail — 3.8%
Amazon.com, Inc. (a)	1,571,103	344,967,086
eBay, Inc.	73,981	6,728,572
		351,695,658
Building Products — 0.5%
A.O. Smith Corp.	18,496	1,357,791
Allegion PLC	13,897	2,464,633
Builders FirstSource, Inc. (a) (b)	17,895	2,169,769
Carrier Global Corp. (b)	129,501	7,731,210
Johnson Controls International PLC (b)	105,934	11,647,443
Lennox International, Inc. (b)	5,174	2,738,909
Masco Corp.	33,892	2,385,658
Trane Technologies PLC	36,022	15,199,843
		45,695,256
Capital Markets — 3.5%
Ameriprise Financial, Inc.	15,261	7,496,966
Bank of New York Mellon Corp.	114,167	12,439,636
Blackrock, Inc.	23,314	27,181,093
Blackstone, Inc.	119,324	20,386,505
Cboe Global Markets, Inc.	16,931	4,152,328
Charles Schwab Corp.	276,224	26,371,105
CME Group, Inc.	58,339	15,762,614
Coinbase Global, Inc. - Class A (a)	36,611	12,355,846
FactSet Research Systems, Inc.	6,120	1,753,319
Franklin Resources, Inc. (b)	49,589	1,146,994
Goldman Sachs Group, Inc.	49,006	39,025,928
Interactive Brokers Group, Inc. - Class A	72,078	4,959,687
Intercontinental Exchange, Inc.	92,666	15,612,368
Invesco Ltd.	72,194	1,656,130
KKR & Co., Inc. (b)	111,057	14,431,857
Moody's Corp.	24,976	11,900,565
Morgan Stanley	196,401	31,219,903
MSCI, Inc.	12,524	7,106,243
Nasdaq, Inc.	73,382	6,490,638
Northern Trust Corp.	30,957	4,166,812
Raymond James Financial, Inc. (b)	28,726	4,958,108
Robinhood Markets, Inc. - Class A (a) (b)	125,293	17,939,452
S&P Global, Inc.	50,589	24,622,172
State Street Corp.	45,925	5,327,759
T. Rowe Price Group, Inc.	35,568	3,650,700
		322,114,728
BHFTII-210

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 1.1%
Air Products & Chemicals, Inc. (b)	36,028	$9,825,556
Albemarle Corp. (b)	19,051	1,544,655
CF Industries Holdings, Inc.	26,220	2,351,934
Corteva, Inc.	109,935	7,434,904
Dow, Inc.	114,751	2,631,240
DuPont de Nemours, Inc.	67,783	5,280,296
Eastman Chemical Co. (b)	18,589	1,172,036
Ecolab, Inc.	41,323	11,316,717
International Flavors & Fragrances, Inc.	41,488	2,553,172
Linde PLC	75,910	36,057,250
LyondellBasell Industries NV - Class A	41,655	2,042,761
Mosaic Co.	51,378	1,781,789
PPG Industries, Inc.	36,537	3,840,404
Sherwin-Williams Co.	37,538	12,997,908
		100,830,622
Commercial Services & Supplies — 0.5%
Cintas Corp.	55,450	11,381,667
Copart, Inc. (a)	144,009	6,476,085
Republic Services, Inc.	32,853	7,539,106
Rollins, Inc.	45,504	2,672,905
Veralto Corp.	40,173	4,282,844
Waste Management, Inc.	59,995	13,248,696
		45,601,303
Communications Equipment — 0.9%
Arista Networks, Inc. (a)	166,843	24,310,694
Cisco Systems, Inc.	641,063	43,861,530
F5, Inc. (a)	9,300	3,005,667
Motorola Solutions, Inc.	26,971	12,333,569
		83,511,460
Construction & Engineering — 0.2%
EMCOR Group, Inc.	7,247	4,707,217
Quanta Services, Inc. (b)	24,122	9,996,639
		14,703,856
Construction Materials — 0.1%
Martin Marietta Materials, Inc. (b)	9,763	6,153,424
Vulcan Materials Co.	21,389	6,579,684
		12,733,108
Consumer Finance — 0.6%
American Express Co.	87,869	29,186,567
Capital One Financial Corp.	103,525	22,007,344
Synchrony Financial	60,230	4,279,342
		55,473,253
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	71,793	66,453,754
Dollar General Corp.	35,626	3,681,947
Dollar Tree, Inc. (a)	31,419	2,965,011
Kroger Co.	98,468	6,637,728
Sysco Corp.	77,299	6,364,800
Target Corp.	73,554	6,597,794
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Walmart, Inc.	710,549	$73,229,180
		165,930,214
Containers & Packaging — 0.2%
Amcor PLC (b)	373,199	3,052,768
Avery Dennison Corp. (b)	12,624	2,047,234
Ball Corp.	44,056	2,221,303
International Paper Co. (b)	85,472	3,965,901
Packaging Corp. of America	14,467	3,152,793
Smurfit WestRock PLC (b)	84,524	3,598,187
		18,038,186
Distributors — 0.1%
Genuine Parts Co.	22,516	3,120,718
LKQ Corp.	41,651	1,272,021
Pool Corp.	5,316	1,648,332
		6,041,071
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,157,538	32,688,873
Verizon Communications, Inc.	682,558	29,998,424
		62,687,297
Electric Utilities — 1.5%
Alliant Energy Corp. (b)	41,599	2,804,189
American Electric Power Co., Inc.	86,575	9,739,687
Constellation Energy Corp.	50,574	16,642,386
Duke Energy Corp.	125,885	15,578,269
Edison International	62,298	3,443,833
Entergy Corp.	72,266	6,734,469
Evergy, Inc.	37,258	2,832,353
Eversource Energy	60,077	4,273,878
Exelon Corp. (b)	163,501	7,359,180
FirstEnergy Corp. (b)	84,125	3,854,607
NextEra Energy, Inc.	333,368	25,165,950
NRG Energy, Inc.	31,313	5,071,140
PG&E Corp.	355,796	5,365,404
Pinnacle West Capital Corp. (b)	19,333	1,733,397
PPL Corp. (b)	119,716	4,448,647
Southern Co. (b)	178,080	16,876,642
Xcel Energy, Inc. (b)	95,742	7,721,592
		139,645,623
Electrical Equipment — 0.9%
AMETEK, Inc.	37,388	7,028,944
Eaton Corp. PLC	63,022	23,585,984
Emerson Electric Co.	91,108	11,951,547
GE Vernova, Inc.	44,069	27,098,028
Generac Holdings, Inc. (a)	9,498	1,589,965
Hubbell, Inc. (b)	8,603	3,701,957
Rockwell Automation, Inc.	18,201	6,361,796
		81,318,221
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. - Class A	197,648	24,458,940
BHFTII-211

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
CDW Corp.	21,216	$3,379,284
Corning, Inc.	126,192	10,351,530
Jabil, Inc.	17,373	3,772,894
Keysight Technologies, Inc. (a)	27,861	4,873,446
TE Connectivity PLC	47,834	10,500,998
Teledyne Technologies, Inc. (a) (b)	7,591	4,448,630
Trimble, Inc. (a)	38,523	3,145,403
Zebra Technologies Corp. - Class A (a)	8,231	2,445,924
		67,377,049
Energy Equipment & Services — 0.2%
Baker Hughes Co.	159,598	7,775,614
Halliburton Co.	138,023	3,395,366
Schlumberger NV	241,524	8,301,180
		19,472,160
Entertainment — 1.5%
Electronic Arts, Inc.	36,454	7,352,772
Live Nation Entertainment, Inc. (a) (b)	25,533	4,172,092
Netflix, Inc. (a)	68,789	82,472,508
Take-Two Interactive Software, Inc. (a)	28,071	7,252,424
TKO Group Holdings, Inc.	11,169	2,255,691
Walt Disney Co.	291,058	33,326,141
Warner Bros Discovery, Inc. (a) (b)	400,789	7,827,409
		144,659,037
Financial Services — 4.0%
Apollo Global Management, Inc. (b)	74,491	9,927,415
Berkshire Hathaway, Inc. - Class B (a)	296,854	149,240,380
Block, Inc. (a)	88,967	6,429,645
Corpay, Inc. (a) (b)	11,431	3,292,814
Fidelity National Information Services, Inc.	84,565	5,576,216
Fiserv, Inc. (a)	87,999	11,345,711
Global Payments, Inc.	39,274	3,262,884
Jack Henry & Associates, Inc. (b)	11,787	1,755,438
Mastercard, Inc. - Class A	133,635	76,012,924
PayPal Holdings, Inc. (a)	154,661	10,371,567
Visa, Inc. - Class A (b)	274,991	93,876,428
		371,091,422
Food Products — 0.5%
Archer-Daniels-Midland Co. (b)	77,779	4,646,517
Bunge Global SA (b)	22,670	1,841,938
Campbell's Co. (b)	31,853	1,005,918
Conagra Brands, Inc.	77,550	1,419,941
General Mills, Inc. (b)	86,557	4,364,204
Hershey Co.	23,977	4,484,898
Hormel Foods Corp. (b)	47,180	1,167,233
J.M. Smucker Co. (b)	17,270	1,875,522
Kellanova	43,525	3,569,920
Kraft Heinz Co. (b)	137,956	3,592,374
Lamb Weston Holdings, Inc. (b)	22,559	1,310,227
McCormick & Co., Inc.	40,963	2,740,834
Mondelez International, Inc. - Class A (b)	209,470	13,085,591
Security Description	Shares	Value
Food Products—(Continued)
Tyson Foods, Inc. - Class A	46,260	$2,511,918
		47,617,035
Gas Utilities — 0.0%
Atmos Energy Corp. (b)	25,986	4,437,110
Ground Transportation — 0.9%
CSX Corp.	301,798	10,716,847
JB Hunt Transport Services, Inc.	12,379	1,660,890
Norfolk Southern Corp.	36,319	10,910,591
Old Dominion Freight Line, Inc.	29,940	4,214,953
Uber Technologies, Inc. (a)	337,597	33,074,378
Union Pacific Corp.	96,004	22,692,466
		83,270,125
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	281,753	37,737,997
Align Technology, Inc. (a)	10,912	1,366,401
Baxter International, Inc.	83,147	1,893,257
Becton Dickinson & Co.	46,400	8,684,688
Boston Scientific Corp. (a)	239,873	23,418,801
Cooper Cos., Inc. (a) (b)	32,298	2,214,351
Dexcom, Inc. (a)	63,483	4,271,771
Edwards Lifesciences Corp. (a)	95,042	7,391,416
GE HealthCare Technologies, Inc.	73,910	5,550,641
Hologic, Inc. (a)	36,006	2,430,045
IDEXX Laboratories, Inc. (a)	12,952	8,274,903
Insulet Corp. (a)	11,396	3,518,287
Intuitive Surgical, Inc. (a)	58,032	25,953,651
Medtronic PLC	207,417	19,754,395
ResMed, Inc. (b)	23,702	6,487,949
Solventum Corp. (a)	23,858	1,741,634
STERIS PLC	15,944	3,945,183
Stryker Corp. (b)	55,701	20,590,989
Zimmer Biomet Holdings, Inc.	32,068	3,158,698
		188,385,057
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. (b)	38,657	6,067,603
Cencora, Inc.	31,386	9,809,067
Centene Corp. (a)	75,531	2,694,946
Cigna Group	43,212	12,455,859
CVS Health Corp.	205,322	15,479,226
DaVita, Inc. (a) (b)	5,787	768,919
Elevance Health, Inc.	36,453	11,778,693
HCA Healthcare, Inc.	26,516	11,301,119
Henry Schein, Inc. (a)	16,686	1,107,450
Humana, Inc.	19,470	5,065,510
Labcorp Holdings, Inc.	13,453	3,861,818
McKesson Corp.	20,136	15,555,865
Molina Healthcare, Inc. (a) (b)	8,774	1,678,993
Quest Diagnostics, Inc. (b)	18,102	3,449,879
UnitedHealth Group, Inc.	146,615	50,626,159
Universal Health Services, Inc. - Class B	9,128	1,866,128
		153,567,234
BHFTII-212

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (b)	25,199	$2,100,085
Healthpeak Properties, Inc. (b)	112,497	2,154,318
Ventas, Inc. (b)	73,571	5,149,234
Welltower, Inc.	108,272	19,287,574
		28,691,211
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. (b)	103,511	1,761,757
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. - Class A (a)	69,461	8,433,955
Booking Holdings, Inc.	5,247	28,329,970
Carnival Corp. (a)	175,756	5,081,106
Chipotle Mexican Grill, Inc. (a)	217,068	8,506,895
Darden Restaurants, Inc.	18,946	3,606,561
Domino's Pizza, Inc.	5,056	2,182,726
DoorDash, Inc. - Class A (a)	59,925	16,299,001
Expedia Group, Inc.	19,133	4,089,679
Hilton Worldwide Holdings, Inc.	38,074	9,877,918
Las Vegas Sands Corp.	50,005	2,689,769
Marriott International, Inc. - Class A (b)	36,474	9,499,288
McDonald's Corp.	115,522	35,105,981
MGM Resorts International (a)	33,047	1,145,409
Norwegian Cruise Line Holdings Ltd. (a)	73,161	1,801,955
Royal Caribbean Cruises Ltd. (b)	40,894	13,232,480
Starbucks Corp. (b)	184,014	15,567,584
Wynn Resorts Ltd. (b)	13,667	1,753,066
Yum! Brands, Inc.	44,928	6,829,056
		174,032,399
Household Durables — 0.3%
DR Horton, Inc. (b)	44,883	7,606,322
Garmin Ltd.	26,487	6,521,629
Lennar Corp. - Class A	36,845	4,643,944
Mohawk Industries, Inc. (a)	8,448	1,089,116
NVR, Inc. (a) (b)	465	3,736,117
PulteGroup, Inc.	31,939	4,220,100
		27,817,228
Household Products — 0.9%
Church & Dwight Co., Inc. (b)	39,436	3,455,777
Clorox Co. (b)	19,799	2,441,217
Colgate-Palmolive Co.	130,838	10,459,190
Kimberly-Clark Corp. (b)	53,710	6,678,301
Procter & Gamble Co.	379,194	58,263,158
		81,297,643
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	115,270	1,516,953
Vistra Corp.	51,559	10,101,439
		11,618,392
Industrial Conglomerates — 0.4%
3M Co.	86,224	13,380,240
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Honeywell International, Inc.	102,780	$21,635,190
		35,015,430
Industrial REITs — 0.2%
Prologis, Inc.	150,239	17,205,370
Insurance — 1.8%
Aflac, Inc.	77,922	8,703,887
Allstate Corp.	42,657	9,156,325
American International Group, Inc.	89,684	7,043,781
Aon PLC - Class A	34,907	12,447,138
Arch Capital Group Ltd. (b)	60,171	5,459,315
Arthur J Gallagher & Co.	41,501	12,854,520
Assurant, Inc.	8,168	1,769,189
Brown & Brown, Inc. (b)	47,432	4,448,647
Chubb Ltd.	60,024	16,941,774
Cincinnati Financial Corp.	25,314	4,002,143
Erie Indemnity Co. - Class A (b)	4,113	1,308,592
Everest Group Ltd.	6,790	2,378,062
Globe Life, Inc.	13,113	1,874,766
Hartford Insurance Group, Inc.	45,517	6,071,513
Loews Corp.	27,534	2,764,138
Marsh & McLennan Cos., Inc.	79,586	16,038,967
MetLife, Inc. (c)	90,432	7,448,884
Principal Financial Group, Inc. (b)	32,817	2,720,858
Progressive Corp.	94,898	23,435,061
Prudential Financial, Inc.	56,983	5,911,416
Travelers Cos., Inc.	36,446	10,176,452
W.R. Berkley Corp.	48,507	3,716,606
Willis Towers Watson PLC (b)	15,792	5,455,346
		172,127,380
Interactive Media & Services — 7.2%
Alphabet, Inc. - Class A	941,684	228,923,381
Alphabet, Inc. - Class C (d)	755,969	184,116,250
Match Group, Inc.	38,953	1,375,820
Meta Platforms, Inc. - Class A	351,122	257,856,974
		672,272,425
IT Services — 0.9%
Accenture PLC - Class A	100,830	24,864,678
Akamai Technologies, Inc. (a)	23,212	1,758,541
Cognizant Technology Solutions Corp. - Class A	79,063	5,302,755
EPAM Systems, Inc. (a)	9,016	1,359,523
Gartner, Inc. (a) (b)	12,260	3,222,786
GoDaddy, Inc. - Class A (a)	22,412	3,066,634
International Business Machines Corp.	150,799	42,549,446
VeriSign, Inc.	13,609	3,804,668
		85,929,031
Leisure Products — 0.0%
Hasbro, Inc.	21,566	1,635,781
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	45,985	5,902,175
Bio-Techne Corp. (b)	25,378	1,411,778
BHFTII-213

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Charles River Laboratories International, Inc. (a)	7,966	$1,246,360
Danaher Corp.	103,167	20,453,889
IQVIA Holdings, Inc. (a)	27,520	5,227,149
Mettler-Toledo International, Inc. (a) (b)	3,335	4,094,079
Revvity, Inc. (b)	18,790	1,646,944
Thermo Fisher Scientific, Inc.	61,130	29,649,273
Waters Corp. (a) (b)	9,636	2,888,969
West Pharmaceutical Services, Inc.	11,641	3,053,784
		75,574,400
Machinery — 1.5%
Caterpillar, Inc.	75,840	36,187,056
Cummins, Inc.	22,306	9,421,385
Deere & Co. (b)	40,774	18,644,319
Dover Corp.	22,199	3,703,459
Fortive Corp. (b)	54,771	2,683,231
IDEX Corp.	12,187	1,983,556
Illinois Tool Works, Inc. (b)	42,942	11,197,556
Ingersoll Rand, Inc. (b)	58,550	4,837,401
Nordson Corp.	8,690	1,972,196
Otis Worldwide Corp.	63,535	5,809,005
PACCAR, Inc.	85,006	8,357,790
Parker-Hannifin Corp.	20,686	15,683,091
Pentair PLC	26,537	2,939,238
Snap-on, Inc.	8,444	2,926,100
Stanley Black & Decker, Inc. (b)	25,058	1,862,561
Westinghouse Air Brake Technologies Corp.	27,674	5,547,807
Xylem, Inc.	39,404	5,812,090
		139,567,841
Media — 0.4%
Charter Communications, Inc. - Class A (a) (b)	15,036	4,136,479
Comcast Corp. - Class A	596,183	18,732,070
Fox Corp. - Class A	33,988	2,143,283
Fox Corp. - Class B (b)	24,026	1,376,450
Interpublic Group of Cos., Inc.	59,292	1,654,840
News Corp. - Class A	60,940	1,871,467
News Corp. - Class B (b)	20,142	695,906
Omnicom Group, Inc. (b)	31,360	2,556,781
Paramount Skydance Corp. - Class B (b)	49,981	945,640
Trade Desk, Inc. - Class A (a)	72,146	3,535,875
		37,648,791
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	232,429	9,115,865
Newmont Corp.	177,822	14,992,173
Nucor Corp.	37,158	5,032,308
Steel Dynamics, Inc.	22,400	3,123,232
		32,263,578
Multi-Utilities — 0.6%
Ameren Corp. (b)	43,775	4,569,235
CenterPoint Energy, Inc. (b)	105,688	4,100,694
CMS Energy Corp.	48,457	3,549,960
Consolidated Edison, Inc.	58,384	5,868,760
Security Description	Shares	Value
Multi-Utilities—(Continued)
Dominion Energy, Inc.	138,157	$8,451,064
DTE Energy Co.	33,605	4,752,755
NiSource, Inc.	76,224	3,300,499
Public Service Enterprise Group, Inc. (b)	80,793	6,742,984
Sempra (b)	105,625	9,504,137
WEC Energy Group, Inc.	52,105	5,970,712
		56,810,800
Office REITs — 0.0%
BXP, Inc. (b)	23,843	1,772,489
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	57,920	1,406,298
Chevron Corp.	311,555	48,381,376
ConocoPhillips	202,184	19,124,585
Coterra Energy, Inc.	123,540	2,921,721
Devon Energy Corp.	102,764	3,602,906
Diamondback Energy, Inc. (b)	30,461	4,358,969
EOG Resources, Inc.	88,387	9,909,950
EQT Corp.	101,025	5,498,791
Expand Energy Corp.	38,552	4,095,764
Exxon Mobil Corp.	690,154	77,814,863
Kinder Morgan, Inc.	316,554	8,961,644
Marathon Petroleum Corp.	49,216	9,485,892
Occidental Petroleum Corp. (b)	116,337	5,496,923
ONEOK, Inc.	101,947	7,439,073
Phillips 66 Co.	65,421	8,898,564
Targa Resources Corp. (b)	34,836	5,836,423
Texas Pacific Land Corp. (b)	3,126	2,918,559
Valero Energy Corp.	50,289	8,562,205
Williams Cos., Inc.	197,689	12,523,598
		247,238,104
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	105,002	5,958,863
Southwest Airlines Co. (b)	85,019	2,712,956
United Airlines Holdings, Inc. (a)	52,407	5,057,276
		13,729,095
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	37,915	3,341,070
Kenvue, Inc.	310,668	5,042,141
		8,383,211
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	329,506	14,860,721
Eli Lilly & Co.	128,703	98,200,389
Johnson & Johnson	389,873	72,290,252
Merck & Co., Inc.	404,353	33,937,347
Pfizer, Inc.	920,404	23,451,894
Viatris, Inc.	188,736	1,868,486
Zoetis, Inc.	71,744	10,497,582
		255,106,671
BHFTII-214

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services — 0.6%
Automatic Data Processing, Inc.	65,570	$19,244,795
Broadridge Financial Solutions, Inc.	18,961	4,515,941
Dayforce, Inc. (a) (b)	25,851	1,780,876
Equifax, Inc.	20,041	5,141,118
Jacobs Solutions, Inc.	19,351	2,899,941
Leidos Holdings, Inc.	20,769	3,924,510
Paychex, Inc. (b)	52,486	6,653,125
Paycom Software, Inc.	8,105	1,686,975
Verisk Analytics, Inc.	22,618	5,688,653
		51,535,934
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	47,447	7,475,749
CoStar Group, Inc. (a)	68,582	5,786,264
		13,262,013
Residential REITs — 0.2%
AvalonBay Communities, Inc. (b)	23,021	4,446,967
Camden Property Trust	17,297	1,846,974
Equity Residential	56,259	3,641,645
Essex Property Trust, Inc. (b)	10,426	2,790,623
Invitation Homes, Inc.	91,297	2,677,741
Mid-America Apartment Communities, Inc. (b)	18,952	2,648,163
UDR, Inc. (b)	48,812	1,818,735
		19,870,848
Retail REITs — 0.3%
Federal Realty Investment Trust	12,708	1,287,447
Kimco Realty Corp. (b)	109,628	2,395,372
Realty Income Corp. (b)	148,012	8,997,649
Regency Centers Corp. (b)	26,451	1,928,278
Simon Property Group, Inc.	52,853	9,918,923
		24,527,669
Semiconductors & Semiconductor Equipment — 13.6%
Advanced Micro Devices, Inc. (a)	262,713	42,504,336
Analog Devices, Inc.	80,335	19,738,309
Applied Materials, Inc.	129,912	26,598,183
Broadcom, Inc.	761,420	251,200,072
First Solar, Inc. (a)	17,362	3,828,842
Intel Corp. (a)	708,569	23,772,490
KLA Corp.	21,363	23,042,132
Lam Research Corp.	204,884	27,433,968
Microchip Technology, Inc. (b)	87,365	5,610,580
Micron Technology, Inc.	181,169	30,313,197
Monolithic Power Systems, Inc. (b)	7,753	7,137,722
NVIDIA Corp.	3,949,988	736,988,761
NXP Semiconductors NV	40,813	9,294,344
ON Semiconductor Corp. (a) (b)	66,206	3,264,618
QUALCOMM, Inc.	174,596	29,045,791
Skyworks Solutions, Inc.	24,028	1,849,675
Teradyne, Inc.	25,751	3,544,368
Texas Instruments, Inc.	147,175	27,040,463
		1,272,207,851
Security Description	Shares	Value
Software — 11.3%
Adobe, Inc. (a)	68,672	$24,224,048
AppLovin Corp. - Class A (a)	43,826	31,490,734
Autodesk, Inc. (a)	34,643	11,005,042
Cadence Design Systems, Inc. (a) (b)	44,112	15,494,781
Crowdstrike Holdings, Inc. - Class A (a)	40,350	19,786,833
Datadog, Inc. - Class A (a) (b)	52,332	7,452,077
Fair Isaac Corp. (a)	3,886	5,815,516
Fortinet, Inc. (a)	105,439	8,865,311
Gen Digital, Inc. (b)	90,726	2,575,711
Intuit, Inc.	45,158	30,838,850
Microsoft Corp.	1,203,317	623,258,040
Oracle Corp.	268,277	75,450,223
Palantir Technologies, Inc. - Class A (a)	368,168	67,161,207
Palo Alto Networks, Inc. (a) (b)	108,128	22,017,023
PTC, Inc. (a)	19,392	3,936,964
Roper Technologies, Inc.	17,421	8,687,678
Salesforce, Inc.	154,762	36,678,594
ServiceNow, Inc. (a)	33,672	30,987,668
Synopsys, Inc. (a)	29,956	14,779,991
Tyler Technologies, Inc. (a) (b)	7,004	3,664,213
Workday, Inc. - Class A (a)	34,967	8,417,606
		1,052,588,110
Specialized REITs — 0.8%
American Tower Corp.	75,802	14,578,241
Crown Castle, Inc.	70,495	6,802,063
Digital Realty Trust, Inc.	51,898	8,972,126
Equinix, Inc.	15,843	12,408,871
Extra Space Storage, Inc.	34,360	4,842,698
Iron Mountain, Inc.	47,812	4,873,955
Public Storage	25,563	7,383,873
SBA Communications Corp.	17,383	3,361,003
VICI Properties, Inc. (b)	172,629	5,629,432
Weyerhaeuser Co.	116,801	2,895,497
		71,747,759
Specialty Retail — 1.8%
AutoZone, Inc. (a)	2,709	11,622,260
Best Buy Co., Inc.	31,818	2,406,077
CarMax, Inc. (a)	24,294	1,090,072
Home Depot, Inc.	161,064	65,261,522
Lowe's Cos., Inc.	90,726	22,800,351
O'Reilly Automotive, Inc. (a)	137,358	14,808,566
Ross Stores, Inc.	52,947	8,068,593
TJX Cos., Inc.	180,601	26,104,069
Tractor Supply Co. (b)	85,791	4,878,934
Ulta Beauty, Inc. (a)	7,276	3,978,153
Williams-Sonoma, Inc.	19,911	3,891,605
		164,910,202
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	2,402,433	611,731,515
Dell Technologies, Inc. - Class C	49,083	6,958,497
Hewlett Packard Enterprise Co.	212,427	5,217,207
HP, Inc.	152,054	4,140,430
NetApp, Inc. (b)	32,392	3,837,156
BHFTII-215

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (f)—3.6%
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Seagate Technology Holdings PLC (b)	34,429	$8,127,310
Super Micro Computer, Inc. (a) (b)	81,157	3,890,667
Western Digital Corp.	56,161	6,742,690
		650,645,472
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (a)	24,014	2,434,299
Lululemon Athletica, Inc. (a) (b)	17,654	3,141,176
NIKE, Inc. - Class B	192,321	13,410,544
Ralph Lauren Corp.	6,264	1,964,140
Tapestry, Inc.	33,692	3,814,608
		24,764,767
Tobacco — 0.6%
Altria Group, Inc.	271,948	17,964,885
Philip Morris International, Inc.	251,988	40,872,453
		58,837,338
Trading Companies & Distributors — 0.3%
Fastenal Co.	185,784	9,110,847
United Rentals, Inc.	10,416	9,943,739
WW Grainger, Inc.	7,124	6,788,887
		25,843,473
Water Utilities — 0.0%
American Water Works Co., Inc. (b)	31,583	4,396,038
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	78,341	18,753,269
Total Common Stocks (Cost $3,137,955,899)		9,235,031,818

Investment Companies—0.6%
Exchange-Traded Funds — 0.6%
SPDR S&P 500 ETF Trust (b)	83,000	55,292,940
Total Investment Companies (Cost $52,757,033)		55,292,940

Short-Term Investments—0.5%
Discount Note—0.0%
Federal Home Loan Bank
Zero Coupon, 10/01/25 (e)	2,050,000	2,049,771
U.S. Treasury—0.5%
U.S. Treasury Bills
3.792%, 10/16/25 (e)	5,000,000	4,991,554
3.828%, 10/16/25 (e)	5,200,000	5,191,216
3.845%, 10/16/25 (e)	27,000,000	26,954,393
3.962%, 10/16/25 (e)	13,940,000	13,916,453
		51,053,616
Total Short-Term Investments (Cost $53,103,400)		53,103,387

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 4.070% (g)	1,000,000	$1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (g)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (g)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.040% (g)	500,000	500,000
		8,500,000

Certificates of Deposit—0.7%
Bank of America NA
4.560%, SOFR + 0.400%, 03/31/26 (h)	3,000,000	3,002,715
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (h)	6,000,000	5,999,991
4.520%, SOFR + 0.390%, 05/05/26 (h)	3,000,000	3,001,155
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (h)	3,000,000	2,999,968
Barclays Bank PLC
4.360%, SOFR + 0.200%, 10/01/25 (h)	2,000,000	1,999,998
4.510%, SOFR + 0.350%, 10/21/25 (h)	2,000,000	2,000,112
Credit Agricole Corp. and Investment Bank
4.410%, SOFR + 0.280%, 11/03/25 (h)	5,000,000	5,000,040
Mitsubishi UFJ Trust & Banking Corp.
4.350%, SOFR + 0.220%, 03/17/26 (h)	2,000,000	2,000,042
Mizuho Bank Ltd.
4.450%, SOFR + 0.290%, 11/13/25 (h)	2,000,000	2,000,266
MUFG Bank Ltd.
4.470%, SOFR + 0.310%, 10/30/25 (h)	4,600,000	4,600,561
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (h)	3,000,000	2,999,417
Royal Bank of Canada
4.510%, SOFR + 0.380%, 05/01/26 (h)	3,000,000	3,002,031
Skandinaviska Enskilda Banken AB
4.080%, 10/06/25	5,000,000	4,999,985
4.360%, SOFR + 0.200%, 12/08/25 (h)	3,000,000	2,999,991
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (h)	2,000,000	2,000,348
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (h)	3,000,000	3,000,303
4.480%, SOFR + 0.350%, 10/14/25 (h)	3,000,000	3,000,201
Sumitomo Mitsui Trust Bank Ltd.
Zero Coupon, 10/16/25	5,000,000	4,990,900
4.480%, 10/24/25	2,000,000	2,000,580
4.500%, 10/10/25	2,000,000	2,000,240
Toronto-Dominion Bank
4.610%, SOFR + 0.450%, 04/23/26 (h)	1,000,000	1,001,154
		64,599,998
Commercial Paper—0.2%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	4,000,000	3,998,612
Ionic Funding LLC
4.130%, 10/02/25	5,000,000	4,998,795
BHFTII-216

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Old Line Funding LLC
4.300%, SOFR + 0.140%, 12/08/25 (h)	3,000,000	$2,999,709
Salisbury Receivables Co. LLC
4.150%, 12/11/25	5,000,000	4,958,030
4.180%, 12/08/25	2,000,000	1,983,900
Westpac Banking Corp.
4.530%, SOFR + 0.400%, 04/10/26 (h)	2,000,000	2,001,684
		20,940,730
Repurchase Agreements—2.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $15,001,750; collateralized by various Common Stock with an aggregate market value of $16,685,036	15,000,000	15,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $23,002,696; collateralized by various Common Stock with an aggregate market value of $25,583,723	23,000,000	23,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $1,900,225; collateralized by various Common Stock with an aggregate market value of $2,113,438	1,900,000	1,900,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $2,023,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $2,228,029	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $11,001,277; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $11,220,005	11,000,000	11,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $20,478,356; collateralized by various Common Stock with an aggregate market value of $22,000,005	20,000,000	20,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,700,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,754,000	2,700,000	2,700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $25,978,366; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $26,494,850	25,975,343	25,975,343
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $58,048,494; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $64,506,896	58,000,000	$58,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $31,026,100; collateralized by various Common Stock with an aggregate market value of $34,569,314	31,000,000	31,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $6,025,433; collateralized by various Common Stock with an aggregate market value of $6,667,474	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,900,329; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,958,001	2,900,000	2,900,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $7,900,919; collateralized by various Common Stock with an aggregate market value of $8,691,012	7,900,000	7,900,000
		207,375,343
Time Deposits—0.4%
Banco Santander SA
4.090%, 10/01/25	5,000,000	5,000,000
DNB Bank ASA
4.040%, 10/01/25	7,000,000	7,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	5,000,000	5,000,000
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (h)	6,000,000	6,000,000
Skandinaviska (NY)
4.060%, 10/01/25	4,000,000	4,000,000
Svenska (NY)
4.060%, 10/01/25	7,000,000	7,000,000
		34,000,000
Total Securities Lending Reinvestments (Cost $335,408,175)		335,416,071
Total Investments—103.6% (Cost $3,579,224,507)		9,678,844,216
Other assets and liabilities (net)—(3.6)%		(339,671,229)
Net Assets—100.0%		$9,339,172,987

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $471,993,222 and the collateral received consisted of cash in the amount of $335,344,031 and non-cash collateral with a value of $146,252,634. The cash collateral

BHFTII-217

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $29,226,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
MetLife, Inc.	$8,337,677	$119,495	$(1,040,145)	$516,852	$(484,995)	$7,448,884

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
MetLife, Inc.	$164,888	90,432
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/19/25	160	USD	53,910,000	$1,155,712
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$9,235,031,818	$—	$—	$9,235,031,818
Total Investment Companies*	55,292,940	—	—	55,292,940
Total Short-Term Investments*	—	53,103,387	—	53,103,387
Securities Lending Reinvestments
Short-Term Investment Funds	8,500,000	—	—	8,500,000
Certificates of Deposit	—	64,599,998	—	64,599,998
Commercial Paper	—	20,940,730	—	20,940,730
Repurchase Agreements	—	207,375,343	—	207,375,343
Time Deposits	—	34,000,000	—	34,000,000
Total Securities Lending Reinvestments	8,500,000	326,916,071	—	335,416,071
Total Investments	$9,298,824,758	$380,019,458	$—	$9,678,844,216
Collateral for Securities Loaned (Liability)	$—	$(335,344,031)	$—	$(335,344,031)
BHFTII-218

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,155,712	$—	$—	$1,155,712

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-219

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—58.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.7%
Boeing Co. (a)	6,493	$1,401,384
General Dynamics Corp.	10,761	3,669,501
L3Harris Technologies, Inc.	16,229	4,956,499
		10,027,384
Automobile Components — 1.7%
Aptiv PLC (a)	70,493	6,077,906
Lear Corp.	41,273	4,152,477
		10,230,383
Banks — 4.3%
Bank of America Corp.	199,800	10,307,682
JPMorgan Chase & Co.	24,528	7,736,867
PNC Financial Services Group, Inc.	22,528	4,526,551
Wells Fargo & Co.	33,078	2,772,598
		25,343,698
Beverages — 0.8%
Constellation Brands, Inc. - Class A (b)	20,661	2,782,417
Diageo PLC	76,455	1,820,073
		4,602,490
Building Products — 2.0%
Johnson Controls International PLC	54,425	5,984,029
Masco Corp.	79,619	5,604,381
		11,588,410
Capital Markets — 6.7%
Charles Schwab Corp.	157,431	15,029,938
CME Group, Inc.	14,770	3,990,706
Goldman Sachs Group, Inc.	10,043	7,997,743
Morgan Stanley	27,174	4,319,579
Northern Trust Corp.	58,594	7,886,752
		39,224,718
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,437	1,210,059
Axalta Coating Systems Ltd. (a)	80,824	2,313,183
DuPont de Nemours, Inc.	29,567	2,303,269
PPG Industries, Inc. (b)	36,948	3,883,604
		9,710,115
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. - Class A	66,346	1,161,718
Target Corp.	22,621	2,029,104
U.S. Foods Holding Corp. (a)	12,966	993,455
		4,184,277
Containers & Packaging — 0.4%
Avery Dennison Corp.	6,755	1,095,459
Smurfit WestRock PLC	35,004	1,490,120
		2,585,579
Security Description	Shares	Value
Distributors — 0.5%
LKQ Corp.	103,510	$3,161,195
Electric Utilities — 2.3%
Duke Energy Corp.	37,549	4,646,689
Exelon Corp.	52,446	2,360,594
PG&E Corp.	383,090	5,776,997
Southern Co.	6,315	598,473
		13,382,753
Electrical Equipment — 0.9%
Eaton Corp. PLC	7,504	2,808,372
Regal Rexnord Corp. (b)	19,334	2,773,269
		5,581,641
Entertainment — 1.1%
Electronic Arts, Inc.	19,851	4,003,947
Warner Bros Discovery, Inc. (a)	131,387	2,565,988
		6,569,935
Financial Services — 0.9%
Fidelity National Information Services, Inc.	34,955	2,304,933
Fiserv, Inc. (a)	22,409	2,889,192
		5,194,125
Food Products — 0.2%
Archer-Daniels-Midland Co.	19,916	1,189,782
Ground Transportation — 1.0%
Union Pacific Corp.	24,032	5,680,444
Health Care Equipment & Supplies — 3.7%
Becton Dickinson & Co.	57,465	10,755,724
Medtronic PLC	117,608	11,200,986
		21,956,710
Health Care Providers & Services — 2.1%
Cigna Group	29,805	8,591,291
Humana, Inc.	4,089	1,063,835
McKesson Corp.	3,262	2,520,026
		12,175,152
Household Durables — 0.3%
Mohawk Industries, Inc. (a)	13,277	1,711,671
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	15,599	3,283,589
Insurance — 4.1%
Aon PLC - Class A	21,999	7,844,404
Chubb Ltd.	23,180	6,542,555
Principal Financial Group, Inc.	12,609	1,045,412
Travelers Cos., Inc.	6,473	1,807,391
Willis Towers Watson PLC (b)	19,992	6,906,236
		24,145,998
BHFTII-220

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.0%
Accenture PLC - Class A	8,792	$2,168,107
Amdocs Ltd.	22,054	1,809,531
Cognizant Technology Solutions Corp. - Class A	33,025	2,214,987
		6,192,625
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	24,034	3,084,764
ICON PLC (a)	19,384	3,392,200
Waters Corp. (a)	6,702	2,009,326
		8,486,290
Machinery — 0.9%
AGCO Corp. (b)	18,832	2,016,342
Flowserve Corp.	18,719	994,728
Stanley Black & Decker, Inc. (b)	27,411	2,037,460
		5,048,530
Media — 2.5%
Comcast Corp. - Class A	238,869	7,505,264
Interpublic Group of Cos., Inc.	12,795	357,109
Omnicom Group, Inc.	87,821	7,160,046
		15,022,419
Metals & Mining — 0.2%
Glencore PLC (a)	288,260	1,332,121
Multi-Utilities — 0.7%
National Grid PLC	273,684	3,945,592
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	41,977	6,518,608
ConocoPhillips	76,511	7,237,175
Diamondback Energy, Inc.	7,378	1,055,792
Exxon Mobil Corp.	46,197	5,208,712
Suncor Energy, Inc.	92,653	3,877,352
		23,897,639
Personal Care Products — 1.2%
Kenvue, Inc.	437,119	7,094,441
Pharmaceuticals — 4.1%
Johnson & Johnson	59,367	11,007,829
Organon & Co.	36,069	385,217
Pfizer, Inc.	366,922	9,349,173
Roche Holding AG	9,535	3,138,266
		23,880,485
Professional Services — 0.2%
Leidos Holdings, Inc.	6,404	1,210,100
Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp. (a)	138,243	4,638,053
NXP Semiconductors NV	21,192	4,826,054
		9,464,107
Security Description	Shares/ Principal Amount*	Value
Software — 1.7%
Microsoft Corp.	19,222	$9,956,035
Tobacco — 1.5%
Altria Group, Inc.	23,460	1,549,768
Philip Morris International, Inc.	45,226	7,335,657
		8,885,425
Total Common Stocks (Cost $269,606,954)		345,945,858

Corporate Bonds & Notes—12.8%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.400%, 04/15/30 (144A) (b)	336,000	323,836
Boeing Co.
5.805%, 05/01/50 (b)	231,000	230,784
6.858%, 05/01/54	202,000	230,422
		785,042
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,275,000	1,282,689
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	233,000	238,052
5.125%, 02/15/30 (b)	282,000	291,429
5.625%, 11/17/29 (b)	101,000	106,274
5.750%, 11/17/32	445,000	474,123
		2,392,567
Auto Manufacturers — 0.1%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	867,876
Banks — 2.2%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (c)	900,000	806,636
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (c)	259,000	233,419
7.437%, 1Y H15 + 3.500%, 11/02/33 (c)	774,000	888,106
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	258,000	252,356
6.720%, SOFR + 3.180%, 01/18/29 (c)	628,000	659,487
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	239,000	244,115
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	834,000	744,344
2.600%, 02/07/30 (b)	623,000	583,551
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (c)	200,000	198,658
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	313,207
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	1,358,000	1,218,018
2.963%, SOFR + 1.260%, 01/25/33 (c)	518,000	473,889
3.897%, 3M TSFR + 1.482%, 01/23/49 (c)	297,000	239,463
5.766%, SOFR + 1.490%, 04/22/35 (c)	781,000	832,067
BHFTII-221

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (c)	920,000	$831,911
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	627,940
2.943%, SOFR + 1.290%, 01/21/33 (c)	860,000	781,872
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,456,325
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,883,000	1,661,448
		13,046,812
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	194,000	183,929
8.000%, 11/15/39	813,000	1,042,339
Diageo Capital PLC
2.375%, 10/24/29	835,000	781,552
Keurig Dr. Pepper, Inc.
3.200%, 05/01/30	86,000	81,130
		2,088,950
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	52,000	48,323
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	1,000,692
Vulcan Materials Co.
3.500%, 06/01/30 (b)	106,000	102,395
		1,151,410
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32	413,000	372,734
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,155,922
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (b)	201,000	234,476
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	532,348
Global Payments, Inc.
2.900%, 11/15/31	215,000	192,798
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	533,000	531,740
5.750%, 04/01/33	387,000	410,976
		3,058,260
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.900%, 03/22/33 (b)	216,000	219,577
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,534,000	1,507,132
3.650%, 07/21/27 (b)	320,000	317,134
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	599,000	$589,051
4.375%, 05/01/26 (144A)	215,000	214,855
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	1,286,000	1,239,330
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (b) (c)	1,175,000	1,257,525
Intercontinental Exchange, Inc.
2.100%, 06/15/30	614,000	558,654
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,048,000	1,014,516
		6,698,197
Electric — 1.3%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	344,000	368,790
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	449,772
Consumers Securitization Funding LLC
5.550%, 03/01/28	164,134	166,229
Duke Energy Carolinas LLC
4.950%, 01/15/33 (b)	1,078,000	1,108,293
Duke Energy Corp.
4.500%, 08/15/32 (b)	818,000	812,842
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	223,133
Empire District Bondco LLC
4.943%, 01/01/35	299,817	303,551
Enel Finance International NV
7.050%, 10/14/25 (144A)	315,000	315,274
Exelon Corp.
4.050%, 04/15/30 (b)	498,000	492,609
Georgia Power Co.
3.700%, 01/30/50	40,000	30,534
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	256,000	228,893
4.300%, 01/15/26 (144A)	422,000	421,958
5.100%, 01/15/35 (b)	176,000	178,372
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	605,000	633,053
Pacific Gas & Electric Co.
2.100%, 08/01/27	135,000	129,768
2.500%, 02/01/31	435,000	387,542
3.000%, 06/15/28 (b)	390,000	375,979
3.300%, 08/01/40	283,000	214,416
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	254,085	255,438
Xcel Energy, Inc.
3.400%, 06/01/30	297,000	284,694
		7,381,140
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	701,000	625,627
BHFTII-222

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31 (b)	253,000	$219,163
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,541,000	1,576,209
		1,795,372
Food — 0.1%
Mars, Inc.
5.200%, 03/01/35 (144A) (b)	566,000	578,529
Gas — 0.1%
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	340,000	306,053
NiSource, Inc.
5.650%, 02/01/45	136,000	135,469
		441,522
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A) (b)	200,000	185,017
Boston Scientific Corp.
2.650%, 06/01/30	439,000	410,651
		595,668
Healthcare-Services — 0.5%
Adventist Health System
5.430%, 03/01/32	731,000	748,717
Cigna Group
3.200%, 03/15/40	148,000	115,834
HCA, Inc.
5.125%, 06/15/39 (b)	488,000	470,219
Humana, Inc.
5.875%, 03/01/33 (b)	370,000	389,278
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	40,329
4.260%, 11/01/47 (b)	379,000	310,593
UnitedHealth Group, Inc.
5.000%, 04/15/34 (b)	555,000	563,699
		2,638,669
Insurance — 1.0%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	804,000	779,375
Aon Corp.
4.500%, 12/15/28	528,000	533,445
Brown & Brown, Inc.
4.200%, 03/17/32 (b)	578,000	557,688
5.550%, 06/23/35 (b)	136,000	139,897
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	894,000	853,591
5.750%, 01/15/34 (b)	328,000	345,014
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32	1,094,000	1,136,823
6.000%, 12/07/33	24,000	25,514
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	306,000	234,362
Security Description	Principal Amount*	Value
Insurance—(Continued)
Sammons Financial Group, Inc.
4.750%, 04/08/32 (144A)	171,000	$166,841
6.875%, 04/15/34 (144A) (b)	853,000	939,248
		5,711,798
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29	257,000	248,606
Marriott International, Inc.
2.750%, 10/15/33 (b)	443,000	384,639
2.850%, 04/15/31	2,000	1,840
4.625%, 06/15/30 (b)	544,000	549,430
		1,184,515
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	618,000	626,613
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41 (b)	577,000	420,981
5.250%, 04/01/53 (b)	469,000	391,896
5.375%, 05/01/47	122,000	105,449
6.384%, 10/23/35	290,000	303,812
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	554,000	649,947
		1,872,085
Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,229,853
3.875%, 03/16/29 (144A)	200,000	196,519
5.625%, 04/01/30 (144A) (b)	524,000	546,919
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	469,000	427,844
2.850%, 04/27/31 (144A) (b)	194,000	177,944
		2,579,079
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,148,000	1,041,042
Diamondback Energy, Inc.
5.400%, 04/18/34	352,000	359,350
Eni SpA
4.750%, 09/12/28 (144A)	1,046,000	1,056,677
EQT Corp.
5.750%, 02/01/34 (b)	785,000	821,550
Phillips 66
2.150%, 12/15/30	846,000	755,229
		4,033,848
Pharmaceuticals — 0.1%
CVS Health Corp.
5.300%, 06/01/33 (b)	673,000	688,927
BHFTII-223

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines — 0.5%
Enbridge, Inc.
5.625%, 04/05/34 (b)	768,000	$801,643
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	503,000	484,917
5.700%, 09/15/34 (b)	221,000	227,791
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	137,000	137,478
Spectra Energy Partners LP
3.375%, 10/15/26 (b)	220,000	218,343
Targa Resources Corp.
4.200%, 02/01/33 (b)	201,000	190,971
6.125%, 03/15/33	606,000	644,456
		2,705,599
Real Estate Investment Trusts — 0.7%
Boston Properties LP
2.550%, 04/01/32	363,000	313,802
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	479,000	468,876
4.125%, 05/15/29	47,000	46,594
Crown Castle, Inc.
3.650%, 09/01/27	789,000	780,800
Equinix, Inc.
1.800%, 07/15/27 (b)	397,000	381,173
2.500%, 05/15/31 (b)	505,000	455,162
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	480,000	488,778
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,143,000	1,186,724
Realty Income Corp.
3.250%, 01/15/31	142,000	134,417
		4,256,326
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	619,000	481,140
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	891,026
		1,372,166
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32	369,000	364,234
4.926%, 05/15/37 (144A)	194,000	193,480
		557,714
Software — 0.2%
Fiserv, Inc.
2.650%, 06/01/30	184,000	170,364
Oracle Corp.
4.900%, 02/06/33 (b)	199,000	200,801
5.200%, 09/26/35 (b)	623,000	626,430
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	394,000	353,937
		1,351,532
Security Description	Principal Amount*	Value
Telecommunications — 0.7%
NTT Finance Corp.
5.502%, 07/16/35 (144A)	1,133,000	$1,171,961
Rogers Communications, Inc.
3.800%, 03/15/32 (b)	1,418,000	1,339,496
T-Mobile USA, Inc.
2.050%, 02/15/28 (b)	520,000	495,774
Verizon Communications, Inc.
3.150%, 03/22/30	289,000	276,362
4.812%, 03/15/39	535,000	510,252
Vodafone Group PLC
5.625%, 02/10/53 (b)	199,000	193,695
		3,987,540
Total Corporate Bonds & Notes (Cost $78,074,804)		75,665,694

Agency Sponsored Mortgage-Backed Securities—10.2%
Agency Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	25,094	24,103
3.500%, 08/15/42	101,096	95,996
4.500%, 12/15/40 (d)	4,411	410
5.000%, 01/15/40	33,889	34,585
5.500%, 02/15/36 (d)	11,580	1,803
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	88,664	76,957
3.500%, 10/25/58	83,544	79,295
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.356%, SOFR30A + 1.000%, 02/25/45 (144A) (c)	206,196	206,451
Federal National Mortgage Association REMICS
2.000%, 04/25/46	38,315	35,717
3.000%, 02/25/33 (d)	41,695	2,908
3.250%, 05/25/40	18,325	17,521
4.000%, 10/25/40	25,316	25,074
4.000%, 07/25/46 (d)	67,822	12,504
Government National Mortgage Association REMICS
4.000%, 07/20/41	36,817	36,149
4.350%, 1M TSFR + 0.214%, 09/20/41 (c)	189,913	185,395
4.500%, 09/20/41	24,249	24,381
		859,249
Agency Mortgage-Backed Securities — 10.0%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	92,488	71,423
1.500%, 10/01/51	155,100	119,341
2.000%, 02/01/42	394,159	340,659
2.000%, 08/01/51	435,431	353,932
2.000%, 02/01/52	719,000	583,326
2.500%, 04/01/48	53,160	46,146
2.500%, 10/01/51	241,281	206,291
2.500%, 12/01/51	2,119,455	1,789,529
2.500%, 03/01/52	207,217	175,529
2.500%, 04/01/52	469,733	397,690
BHFTII-224

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 09/01/52	53,849	$45,604
3.000%, 01/01/38	146,869	138,651
3.000%, 10/01/42	191,835	176,457
3.000%, 04/01/43	454,168	418,066
3.000%, 05/01/43	388,420	357,364
3.000%, 05/01/46	161,949	147,036
3.000%, 10/01/46	363,836	330,330
3.000%, 11/01/46	386,333	350,239
3.000%, 03/01/48	33,443	30,036
3.000%, 07/01/50	16,746	15,086
3.000%, 04/01/52	148,272	130,615
3.000%, 05/01/52	341,055	299,833
3.000%, 06/01/52	706,444	621,235
3.500%, 11/01/37	100,460	97,004
3.500%, 02/01/42	153,328	145,563
3.500%, 04/01/42	90,050	85,712
3.500%, 12/01/42	268,705	255,209
3.500%, 04/01/43	36,414	34,705
3.500%, 07/01/43	13,404	12,656
3.500%, 08/01/43	166,216	156,801
3.500%, 12/01/45	90,078	84,637
3.500%, 12/01/46	431,791	403,707
3.500%, 05/01/52	77,149	71,217
4.000%, 08/01/37	27,501	27,110
4.000%, 11/01/40	123,562	120,702
4.000%, 01/01/41	257,870	250,444
4.000%, 04/01/44	96,269	92,898
4.000%, 08/01/47	157,506	150,891
4.500%, 04/01/35	9,155	9,234
4.500%, 03/01/39	168,565	168,440
4.500%, 07/01/39	45,781	46,102
4.500%, 09/01/39	24,778	24,936
4.500%, 10/01/39	14,239	14,321
4.500%, 12/01/39	23,049	23,168
4.500%, 05/01/42	42,112	42,212
4.500%, 10/01/52	424,515	413,672
5.000%, 09/01/33	34,973	35,494
5.000%, 03/01/34	10,805	10,829
5.000%, 04/01/34	6,760	6,861
5.000%, 08/01/35	7,477	7,660
5.000%, 10/01/35	18,973	19,429
5.000%, 11/01/35	16,486	16,916
5.000%, 12/01/36	10,477	10,742
5.000%, 07/01/39	71,550	73,369
5.000%, 08/01/52	440,581	439,974
5.000%, 02/01/53	615,876	613,711
5.000%, 09/01/53	87,101	86,651
5.500%, 12/01/33	42,799	43,524
5.500%, 01/01/34	32,555	33,404
5.500%, 04/01/34	3,834	3,881
5.500%, 11/01/34	5,535	5,668
5.500%, 05/01/35	2,911	3,023
5.500%, 09/01/35	5,478	5,658
5.500%, 10/01/35	13,871	14,205
5.500%, 03/01/53	428,670	434,643
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 04/01/53	158,927	$162,474
6.000%, 04/01/34	27,569	28,229
6.000%, 07/01/34	12,351	12,737
6.000%, 08/01/34	55,513	57,068
6.000%, 09/01/34	1,703	1,761
6.000%, 07/01/35	9,032	9,528
6.000%, 08/01/35	10,073	10,622
6.000%, 11/01/35	9,486	9,963
6.000%, 03/01/36	5,508	5,660
6.000%, 10/01/36	4,806	4,936
6.000%, 05/01/37	22,895	24,155
6.000%, 06/01/37	5,936	6,188
6.000%, 12/01/52	82,240	85,409
6.000%, 02/01/55	426,743	440,864
6.500%, 05/01/34	2,736	2,826
6.500%, 06/01/34	14,587	15,114
6.500%, 08/01/34	5,529	5,712
6.500%, 10/01/34	15,262	15,962
6.500%, 11/01/34	29,067	30,436
6.500%, 05/01/37	12,478	13,101
6.500%, 07/01/37	11,728	12,349
6.500%, 09/01/54	192,685	201,569
6.500%, 11/01/54	195,058	202,790
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	21,364
0.378%, 12/25/27 (c) (d)	3,235,000	18,310
0.406%, 09/25/27 (c) (d)	3,341,000	20,670
0.406%, 11/25/27 (c) (d)	3,460,095	16,621
0.412%, 01/25/31 (c) (d)	1,557,666	20,823
0.418%, 12/25/27 (c) (d)	3,579,000	24,314
0.424%, 11/25/32 (c) (d)	2,545,156	37,771
0.441%, 11/25/31 (c) (d)	2,325,421	43,206
0.448%, 11/25/27 (c) (d)	3,136,773	18,539
0.457%, 08/25/27 (c) (d)	3,107,000	19,564
0.487%, 12/25/27 (c) (d)	5,321,548	39,714
0.538%, 08/25/27 (c) (d)	1,944,484	12,757
0.596%, 12/25/31 (c) (d)	2,074,891	54,747
0.606%, 03/25/31 (c) (d)	1,250,347	28,405
0.606%, 08/25/31 (c) (d)	482,895	12,249
0.632%, 09/25/31 (c) (d)	1,578,796	44,642
0.664%, 12/25/31 (c) (d)	3,517,256	103,458
0.695%, 07/25/27 (c) (d)	3,614,727	29,465
0.775%, 06/25/27 (c) (d)	4,356,000	51,249
0.828%, 03/25/31 (c) (d)	539,591	19,449
0.866%, 06/25/27 (c) (d)	1,352,358	12,915
0.871%, 01/25/31 (c) (d)	658,188	24,478
0.954%, 09/25/31 (c) (d)	453,515	19,793
1.026%, 01/25/31 (c) (d)	441,180	19,261
1.039%, 07/25/31 (c) (d)	361,575	17,665
1.171%, 11/25/30 (c) (d)	400,945	19,802
1.212%, 07/25/29 (c) (d)	248,921	8,649
1.261%, 08/25/29 (c) (d)	1,552,087	58,241
1.262%, 09/25/30 (c) (d)	229,735	11,873
1.323%, 05/25/31 (c) (d)	240,722	14,235
BHFTII-225

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.435%, 06/25/30 (c) (d)	396,103	$22,284
1.701%, 08/25/30 (c) (d)	357,560	24,531
1.769%, 05/25/30 (c) (d)	384,386	26,524
1.907%, 05/25/30 (c) (d)	1,002,928	74,936
1.913%, 04/25/30 (c) (d)	300,000	21,502
1.954%, 04/25/30 (c) (d)	808,011	59,628
Federal National Mortgage Association
1.500%, 02/01/42	27,869	23,473
1.500%, 09/01/51	863,043	663,713
2.000%, 12/01/36	60,409	55,575
2.000%, 02/01/42	572,009	494,368
2.000%, 03/01/42	358,398	309,528
2.000%, 04/01/42	609,863	526,705
2.000%, 08/01/50	193,431	157,358
2.000%, 02/01/51	64,572	52,916
2.000%, 04/01/51	162,221	131,357
2.000%, 10/01/51	65,317	52,952
2.000%, 12/01/51	58,446	47,380
2.000%, 02/01/52	340,348	275,025
2.000%, 04/01/52	90,670	73,302
2.500%, 11/01/31	11,410	11,001
2.500%, 07/01/37	192,775	181,817
2.500%, 03/01/42	273,753	243,116
2.500%, 04/01/42	433,883	382,235
2.500%, 01/01/50	414,454	353,275
2.500%, 02/01/50	153,996	131,837
2.500%, 03/01/50	223,805	190,976
2.500%, 06/01/50	29,901	25,786
2.500%, 07/01/50	318,241	274,187
2.500%, 10/01/50	280,420	241,430
2.500%, 02/01/51	261,083	221,089
2.500%, 05/01/51	1,211,377	1,022,048
2.500%, 06/01/51	854,711	721,533
2.500%, 08/01/51	105,203	89,845
2.500%, 10/01/51	40,798	34,556
2.500%, 12/01/51	921,259	783,794
2.500%, 01/01/52	782,813	668,888
2.500%, 02/01/52	228,682	193,253
2.500%, 03/01/52	515,709	440,836
2.500%, 04/01/52	609,038	514,783
2.500%, 06/01/52	20,950	17,737
2.500%, 07/01/52	576,830	486,230
3.000%, 11/01/28	18,718	18,446
3.000%, 09/01/30	15,439	15,118
3.000%, 12/01/31	89,522	87,334
3.000%, 08/01/33	11,276	10,970
3.000%, 10/01/33	316,647	305,637
3.000%, 12/01/33	27,387	26,493
3.000%, 07/01/37	42,941	40,578
3.000%, 11/01/37	76,349	71,735
3.000%, 09/01/46	68,571	62,180
3.000%, 04/01/51	21,486	18,972
3.000%, 06/01/51	92,622	83,217
3.000%, 12/01/51	551,816	490,158
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 01/01/52	247,426	$221,286
3.000%, 03/01/52	979,793	862,539
3.000%, 05/01/52	882,029	776,177
3.000%, 07/01/52	335,464	295,265
3.000%, 08/01/52	296,710	261,101
3.000%, 09/01/52	21,425	18,994
3.500%, 04/01/38	71,984	69,307
3.500%, 11/01/41	15,601	14,709
3.500%, 01/01/42	183,718	174,660
3.500%, 01/01/43	69,920	65,960
3.500%, 04/01/43	232,453	219,238
3.500%, 05/01/43	198,043	186,846
3.500%, 07/01/43	285,837	269,439
3.500%, 08/01/43	114,628	108,148
3.500%, 09/01/43	420,472	396,393
3.500%, 02/01/45	320,650	302,005
3.500%, 09/01/45	275,432	258,936
3.500%, 10/01/45	228,757	215,058
3.500%, 01/01/46	80,110	75,280
3.500%, 05/01/46	88,421	82,907
3.500%, 07/01/46	288,084	269,643
3.500%, 05/01/52	181,988	166,458
4.000%, 09/01/40	194,579	190,028
4.000%, 11/01/40	58,254	56,802
4.000%, 12/01/40	132,145	128,443
4.000%, 02/01/41	71,496	69,757
4.000%, 06/01/41	131,195	127,789
4.000%, 11/01/41	59,242	57,691
4.000%, 01/01/42	419,873	408,363
4.000%, 04/01/42	40,523	39,424
4.000%, 10/01/42	50,922	49,542
4.000%, 12/01/42	50,378	49,007
4.000%, 01/01/43	62,345	60,640
4.000%, 04/01/43	13,160	12,799
4.000%, 05/01/43	114,930	111,767
4.000%, 06/01/43	52,943	51,492
4.000%, 07/01/43	45,853	44,525
4.000%, 04/01/44	30,906	30,058
4.000%, 05/01/44	104,906	102,030
4.000%, 11/01/44	39,592	38,150
4.000%, 06/01/47	135,626	130,893
4.500%, 08/01/33	31,204	31,198
4.500%, 03/01/34	90,207	89,871
4.500%, 07/01/38	174,039	174,044
4.500%, 01/01/40	29,344	29,405
4.500%, 08/01/40	6,292	6,346
4.500%, 02/01/41	41,959	42,150
4.500%, 04/01/41	112,814	112,885
4.500%, 11/01/42	26,790	26,802
4.500%, 01/01/43	68,739	68,769
4.500%, 04/01/44	429,633	429,824
4.500%, 06/01/44	39,073	39,033
4.500%, 09/01/52	360,126	351,684
5.000%, 03/01/26	69,522	69,610
5.000%, 11/01/33	17,923	18,169
BHFTII-226

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 03/01/34	15,711	$15,920
5.000%, 05/01/34	5,194	5,265
5.000%, 08/01/34	6,213	6,274
5.000%, 09/01/34	24,625	24,969
5.000%, 06/01/35	15,725	16,094
5.000%, 07/01/35	51,814	53,026
5.000%, 08/01/35	16,515	16,901
5.000%, 09/01/35	11,447	11,720
5.000%, 10/01/35	44,227	45,245
5.000%, 07/01/39	23,703	24,300
5.000%, 10/01/39	31,723	32,547
5.000%, 11/01/39	13,363	13,689
5.000%, 11/01/40	22,392	22,910
5.000%, 03/01/41	17,366	17,756
5.000%, 02/01/53	386,034	384,428
5.500%, 02/01/33	1,204	1,214
5.500%, 05/01/33	521	525
5.500%, 06/01/33	37,849	38,457
5.500%, 07/01/33	28,950	29,662
5.500%, 11/01/33	18,102	18,551
5.500%, 01/01/34	17,343	17,671
5.500%, 02/01/34	23,539	24,087
5.500%, 03/01/34	10,363	10,461
5.500%, 04/01/34	11,528	11,710
5.500%, 05/01/34	48,374	49,303
5.500%, 06/01/34	69,068	69,752
5.500%, 07/01/34	19,135	19,531
5.500%, 09/01/34	100,955	103,991
5.500%, 10/01/34	89,028	90,040
5.500%, 11/01/34	138,526	143,374
5.500%, 12/01/34	41,736	42,701
5.500%, 01/01/35	75,670	78,732
5.500%, 04/01/35	18,277	18,944
5.500%, 09/01/35	50,472	52,514
5.500%, 11/01/52	1,158,766	1,172,493
5.500%, 11/01/53	455,067	459,851
6.000%, 02/01/32	24,663	25,559
6.000%, 03/01/34	6,338	6,482
6.000%, 04/01/34	65,779	68,370
6.000%, 06/01/34	58,792	60,551
6.000%, 07/01/34	29,772	31,086
6.000%, 08/01/34	55,792	57,824
6.000%, 10/01/34	22,771	23,400
6.000%, 11/01/34	6,282	6,483
6.000%, 12/01/34	3,345	3,447
6.000%, 08/01/35	4,393	4,543
6.000%, 09/01/35	11,509	12,053
6.000%, 10/01/35	22,922	23,932
6.000%, 12/01/35	25,223	26,406
6.000%, 02/01/36	21,926	22,813
6.000%, 04/01/36	14,185	14,774
6.000%, 06/01/36	2,377	2,497
6.000%, 07/01/37	18,683	19,368
6.000%, 02/01/54	162,353	166,408
6.000%, 03/01/54	421,907	431,984
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 04/01/54	474,260	$485,357
6.500%, 06/01/31	4,436	4,598
6.500%, 09/01/31	8,204	8,466
6.500%, 02/01/32	3,523	3,635
6.500%, 07/01/32	15,406	16,127
6.500%, 08/01/32	10,214	10,541
6.500%, 01/01/33	8,546	8,821
6.500%, 04/01/34	22,539	23,392
6.500%, 06/01/34	5,753	6,014
6.500%, 04/01/36	8,550	8,939
6.500%, 05/01/36	12,845	13,471
6.500%, 02/01/37	30,688	32,132
6.500%, 05/01/37	3,916	4,042
6.500%, 07/01/37	12,991	13,540
6.500%, 12/01/53	95,294	98,528
Government National Mortgage Association
2.000%, 11/20/50	311,697	257,791
2.000%, 01/20/52	981,385	811,322
2.500%, 08/20/51	220,399	189,903
2.500%, 09/20/51	897,897	773,380
2.500%, 02/20/52	880,292	759,099
3.000%, 04/20/45	65,280	59,333
3.000%, 04/20/46	29,605	26,865
3.000%, 08/20/46	32,603	29,564
3.000%, 09/20/46	73,886	67,024
3.000%, 11/20/47	347,870	314,446
3.000%, 01/20/48	493,254	446,649
3.000%, 02/20/48	29,153	26,343
3.000%, 04/20/48	9,984	9,052
3.000%, 11/20/51	137,528	122,890
3.000%, 05/20/52	305,966	273,245
3.000%, 06/20/52	670,737	599,006
3.000%, 11/20/52	369,010	330,889
3.500%, 12/15/41	166,620	155,918
3.500%, 02/15/42	24,358	22,770
3.500%, 06/20/43	168,636	158,964
3.500%, 07/20/43	210,697	199,242
3.500%, 11/20/47	28,463	26,421
3.500%, 03/20/48	330,185	306,505
4.000%, 01/20/41	181,674	175,842
4.000%, 02/20/41	45,074	43,627
4.000%, 04/20/41	36,406	35,237
4.000%, 02/20/42	47,465	45,941
4.000%, 07/20/52	176,160	167,151
4.000%, 09/20/52	79,948	75,744
4.000%, 10/20/52	486,416	461,539
4.500%, 07/20/33	2,342	2,332
4.500%, 09/15/33	15,263	15,140
4.500%, 09/20/33	1,845	1,836
4.500%, 12/20/34	1,348	1,356
4.500%, 03/20/35	8,451	8,409
4.500%, 11/15/39	36,922	36,857
4.500%, 03/15/40	67,911	67,470
4.500%, 04/15/40	64,630	63,746
4.500%, 06/15/40	22,229	21,986
BHFTII-227

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 01/20/41	51,151	$51,454
4.500%, 09/20/52	1,209,612	1,181,837
4.500%, 11/20/52	540,108	527,623
4.500%, 12/20/52	588,034	574,168
5.000%, 07/20/33	6,800	6,861
5.000%, 03/15/34	5,612	5,668
5.000%, 06/15/34	14,057	14,199
5.000%, 12/15/34	2,086	2,085
5.000%, 06/15/35	4,870	4,988
5.000%, 01/20/53	38,864	38,858
5.000%, 03/20/53	438,882	438,992
5.000%, 05/20/53	1,205,679	1,203,503
5.500%, 11/15/32	11,407	11,499
5.500%, 08/15/33	23,539	23,831
5.500%, 12/15/33	26,526	27,374
5.500%, 09/15/34	18,036	18,240
5.500%, 10/15/35	5,833	6,040
5.500%, 02/20/53	446,140	452,513
5.500%, 05/20/54	549,971	555,109
5.500%, 03/20/55	693,869	699,567
6.000%, 12/15/28	4,406	4,500
6.000%, 12/15/31	3,841	3,967
6.000%, 10/15/32	36,194	37,646
6.000%, 01/15/33	189	198
6.000%, 02/15/33	722	741
6.000%, 04/15/33	32,642	33,966
6.000%, 08/15/33	128	129
6.000%, 07/15/34	14,792	15,179
6.000%, 09/15/34	12,022	12,418
6.000%, 01/20/35	9,597	10,055
6.000%, 02/20/35	4,960	5,197
6.000%, 04/20/35	8,813	9,233
6.000%, 01/15/38	36,348	38,052
6.000%, 01/20/55	1,575,001	1,603,071
Government National Mortgage Association, TBA
3.500%, TBA (e)	600,000	546,970
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	2,475,000	1,994,267
2.500%, TBA (e)	575,000	508,844
3.000%, TBA (e)	25,000	21,955
3.500%, TBA (e)	700,000	639,465
6.500%, TBA (e)	1,450,000	1,498,406
		58,968,262
Total Agency Sponsored Mortgage-Backed Securities (Cost $64,170,958)		59,827,511

U.S. Treasury & Government Agencies—9.4%
U.S. Treasury — 9.4%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	367,707
2.250%, 08/15/46	11,800,000	7,872,813
2.250%, 02/15/52	2,200,000	1,364,602
2.500%, 02/15/45	68,000	48,708
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 05/15/43	2,550,000	$1,997,766
2.875%, 11/15/46 (b)	2,439,000	1,826,201
4.000%, 11/15/42	900,000	832,078
4.000%, 11/15/52	1,100,000	973,457
4.125%, 08/15/53	1,100,000	994,254
4.250%, 02/15/54	5,320,000	4,910,609
4.500%, 02/15/44	1,400,000	1,369,320
4.500%, 11/15/54	1,900,000	1,829,418
4.750%, 11/15/53	3,200,000	3,205,500
U.S. Treasury Notes
4.250%, 06/30/29	7,200,000	7,343,156
4.250%, 11/15/34	7,000,000	7,079,023
4.500%, 04/15/27 (f)	9,100,000	9,212,328
4.500%, 05/31/29	3,860,000	3,968,261
Total U.S. Treasury & Government Agencies (Cost $58,405,837)		55,195,201

Asset-Backed Securities—4.2%
Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
5.750%, 02/18/28	52,742	52,812
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	56,747	57,228
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	222,833	224,202
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	137,983	138,813
Enterprise Fleet Financing LLC
4.690%, 07/20/27 (144A)	162,920	163,483
6.400%, 03/20/30 (144A)	200,226	203,232
GLS Auto Select Receivables Trust
6.370%, 06/15/28 (144A)	25,702	25,871
Hyundai Auto Lease Securitization Trust
4.580%, 09/15/27 (144A)	375,000	376,691
Nissan Master Owner Trust Receivables
5.042%, SOFR30A + 0.670%, 02/15/28 (144A) (c)	408,876	409,203
Santander Drive Auto Receivables Trust
4.760%, 08/16/27	369,898	370,129
SBNA Auto Lease Trust
4.940%, 11/20/26 (144A)	7,673	7,676
Stellantis Financial Underwritten Enhanced Lease Trust
4.630%, 07/20/27 (144A)	435,150	437,049
		2,466,389
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
5.880%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	71,343	166,364
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (c)	16,598	16,508
Home Equity Loan Trust
3.470%, 12/25/35 (c)	20,344	308
		183,180
BHFTII-228

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other — 3.8%
Affirm Asset Securitization Trust
5.080%, 04/15/30 (144A)	97,617	$97,821
Arbor Realty Commercial Real Estate Notes Ltd.
5.865%, 1M TSFR + 1.714%, 08/15/34 (144A) (c)	522,000	521,826
6.472%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	1,469,861
BSPRT Issuer Ltd.
5.565%, 1M TSFR + 1.414%, 03/15/36 (144A) (c)	927,377	927,393
6.315%, 1M TSFR + 2.164%, 12/15/38 (144A) (c)	245,000	244,909
6.422%, SOFR30A + 2.050%, 02/15/37 (144A) (c)	524,000	522,225
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	247,108	253,171
Dryden 55 CLO Ltd.
5.599%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	506,358	506,548
Dryden 86 CLO Ltd.
5.923%, 3M TSFR + 1.600%, 07/17/34 (144A) (c)	1,450,285	1,451,711
Dryden XXVI Senior Loan Fund
5.479%, 3M TSFR + 1.162%, 04/15/29 (144A) (c)	153,065	153,045
LoanCore Issuer Ltd.
6.015%, 1M TSFR + 1.864%, 07/15/36 (144A) (c)	1,547,500	1,547,455
6.165%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,915,257
MF1 LLC
5.836%, 1M TSFR + 1.700%, 02/18/43 (144A) (c)	1,180,000	1,181,842
MF1 Ltd.
5.957%, 1M TSFR + 1.814%, 12/15/35 (144A) (c)	73,127	73,242
6.084%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	642,860
Neuberger Berman CLO XX Ltd.
5.468%, 3M TSFR + 1.150%, 04/15/39 (144A) (c)	600,000	599,830
OCP CLO Ltd.
5.964%, 3M TSFR + 1.650%, 01/26/38 (144A) (c)	4,041,128	4,063,496
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	176,132	177,209
Palmer Square Loan Funding Ltd.
5.884%, 3M TSFR + 1.650%, 08/08/32 (144A) (c)	1,329,638	1,330,941
Parallel Ltd.
6.126%, 3M TSFR + 1.800%, 07/20/36 (144A) (c)	523,330	524,285
Starwood Ltd.
6.172%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,507,000	1,494,337
Voya Ltd.
6.029%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	584,168	584,443
		22,283,707
Total Asset-Backed Securities (Cost $24,829,253)		24,933,276

Non-Agency Mortgage-Backed Securities—2.4%
Collateralized Mortgage Obligations — 0.7%
Angel Oak Mortgage Trust
5.138%, 09/25/69 (144A) (g)	403,993	403,864
5.348%, 10/25/69 (144A) (g)	710,827	714,232
5.653%, 10/25/69 (144A) (g)	630,596	636,188
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	456,076	456,780
Morgan Stanley Residential Mortgage Loan Trust
5.152%, 07/25/70 (144A) (c)	690,149	691,264
Security Description	Principal Amount*/ Shares	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust
5.316%, 10/25/64 (144A) (g)	267,866	$269,051
5.441%, 05/25/65 (144A) (g)	313,606	316,269
5.547%, 12/25/64 (144A) (c)	341,753	344,624
Verus Securitization Trust
5.364%, 10/25/69 (144A) (c)	159,945	160,797
		3,993,069
Commercial Mortgage-Backed Securities — 1.7%
ARDN Mortgage Trust
5.900%, 1M TSFR + 1.750%, 06/15/35 (144A) (c)	1,112,000	1,111,763
AREIT Trust
6.237%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	887,542
Bank
5.745%, 08/15/56	533,187	566,261
Bank5
5.225%, 11/15/58	524,095	540,638
Benchmark Mortgage Trust
6.363%, 07/15/56 (c)	38,197	40,043
BX Commercial Mortgage Trust
5.530%, 1M TSFR + 1.380%, 08/15/42 (144A) (c)	681,341	681,979
BXMT Ltd.
5.557%, 1M TSFR + 1.414%, 05/15/38 (144A) (c)	1,532,500	1,514,953
Dwight Issuer LLC
5.798%, 1M TSFR + 1.662%, 06/18/42 (144A) (c)	638,500	640,693
ELM Trust
6.195%, 06/10/39 (144A) (c)	668,793	674,852
MF1 Trust
5.677%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	1,364,066	1,367,477
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	511,137
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (c)	591,406	639,960
PRM Trust
4.630%, 07/05/33 (144A) (c)	366,561	365,343
Ready Capital Mortgage Financing LLC
6.072%, 1M TSFR + 1.914%, 11/25/36 (144A) (c)	320,000	319,208
		9,861,849
Total Non-Agency Mortgage-Backed Securities (Cost $13,811,814)		13,854,918

Preferred Stocks—0.9%
Household Products — 0.6%
Henkel AG & Co. KGaA	40,884	3,300,029
Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd.	38,283	1,820,023
Total Preferred Stocks (Cost $5,063,439)		5,120,052

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	809,873
BHFTII-229

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Municipals—(Continued)
Security Description	Principal Amount*/ Shares	Value
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	$1,268,041
Rhode Island Student Loan Authority
6.081%, 12/01/42	650,000	659,986
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	287,260
Total Municipals (Cost $2,824,320)		3,025,160

Convertible Preferred Stocks—0.3%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27 (b) (Cost $1,317,650)	26,353	1,833,378

Short-Term Investments—1.0%
Discount Note—1.0%
Federal National Mortgage Association
Zero Coupon, 10/01/25 (h)	5,611,000	5,610,372
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $28,529; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $29,263	28,526	28,526
Total Short-Term Investments (Cost $5,639,526)		5,638,898

Securities Lending Reinvestments (i)—1.3%
Short-Term Investment Funds—1.1%
Allspring Government Money Market Fund, Select Class 4.070% (j)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (j)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (j)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (j)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (j)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (j)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (j)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (j)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (j)	500,000	500,000
		6,300,000

Security Description	Principal Amount*	Value

Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $102,000	100,000	$100,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $100,012; collateralized by various Common Stock with an aggregate market value of $111,234	100,000	100,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $24,933; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $25,429	24,930	24,930
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,163,885; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $1,187,025	1,163,750	1,163,750
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $26,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $27,027	26,497	26,497
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,006	50,000	50,000
		1,465,177
Total Securities Lending Reinvestments (Cost $7,765,177)		7,765,177
Total Investments—101.7% (Cost $531,509,732)		598,805,123
Other assets and liabilities (net)—(1.7)%		(9,905,430)
Net Assets—100.0%		$588,899,693

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $39,150,008 and the collateral received consisted of cash in the amount of $7,765,177 and non-cash collateral with a value of $32,693,915. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the

BHFTII-230

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $241,950.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$53,161,969, which is 9.0% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/25	100	USD	20,839,844	$13,053
U.S. Treasury Note 5 Year Futures	12/31/25	35	USD	3,821,836	(926)
U.S. Treasury Ultra Long Bond Futures	12/19/25	13	USD	1,560,812	49,661
Net Unrealized Appreciation					$61,788
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,027,384	$—	$—	$10,027,384
Automobile Components	10,230,383	—	—	10,230,383
Banks	25,343,698	—	—	25,343,698
Beverages	2,782,417	1,820,073	—	4,602,490
Building Products	11,588,410	—	—	11,588,410
Capital Markets	39,224,718	—	—	39,224,718
Chemicals	9,710,115	—	—	9,710,115
Consumer Staples Distribution & Retail	4,184,277	—	—	4,184,277
Containers & Packaging	2,585,579	—	—	2,585,579
Distributors	3,161,195	—	—	3,161,195
Electric Utilities	13,382,753	—	—	13,382,753
Electrical Equipment	5,581,641	—	—	5,581,641
Entertainment	6,569,935	—	—	6,569,935
Financial Services	5,194,125	—	—	5,194,125
Food Products	1,189,782	—	—	1,189,782
Ground Transportation	5,680,444	—	—	5,680,444
Health Care Equipment & Supplies	21,956,710	—	—	21,956,710
Health Care Providers & Services	12,175,152	—	—	12,175,152
Household Durables	1,711,671	—	—	1,711,671
Industrial Conglomerates	3,283,589	—	—	3,283,589
Insurance	24,145,998	—	—	24,145,998
IT Services	6,192,625	—	—	6,192,625
Life Sciences Tools & Services	8,486,290	—	—	8,486,290
Machinery	5,048,530	—	—	5,048,530
Media	15,022,419	—	—	15,022,419
Metals & Mining	—	1,332,121	—	1,332,121
Multi-Utilities	—	3,945,592	—	3,945,592
Oil, Gas & Consumable Fuels	23,897,639	—	—	23,897,639
Personal Care Products	7,094,441	—	—	7,094,441
Pharmaceuticals	20,742,219	3,138,266	—	23,880,485
Professional Services	1,210,100	—	—	1,210,100
Semiconductors & Semiconductor Equipment	9,464,107	—	—	9,464,107
BHFTII-231

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Software	$9,956,035	$—	$—	$9,956,035
Tobacco	8,885,425	—	—	8,885,425
Total Common Stocks	335,709,806	10,236,052	—	345,945,858
Total Corporate Bonds & Notes*	—	75,665,694	—	75,665,694
Total Agency Sponsored Mortgage-Backed Securities*	—	59,827,511	—	59,827,511
Total U.S. Treasury & Government Agencies*	—	55,195,201	—	55,195,201
Total Asset-Backed Securities*	—	24,933,276	—	24,933,276
Total Non-Agency Mortgage-Backed Securities*	—	13,854,918	—	13,854,918
Total Preferred Stocks*	—	5,120,052	—	5,120,052
Total Municipals*	—	3,025,160	—	3,025,160
Total Convertible Preferred Stocks*	1,833,378	—	—	1,833,378
Total Short-Term Investments*	—	5,638,898	—	5,638,898
Securities Lending Reinvestments
Short-Term Investment Funds	6,300,000	—	—	6,300,000
Repurchase Agreements	—	1,465,177	—	1,465,177
Total Securities Lending Reinvestments	6,300,000	1,465,177	—	7,765,177
Total Investments	$343,843,184	$254,961,939	$—	$598,805,123
Collateral for Securities Loaned (Liability)	$—	$(7,765,177)	$—	$(7,765,177)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$62,714	$—	$—	$62,714
Futures Contracts (Unrealized Depreciation)	(926)	—	—	(926)
Total Futures Contracts	$61,788	$—	$—	$61,788

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-232

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.9%
Boeing Co. (a)	299,443	$64,628,783
General Dynamics Corp.	171,413	58,451,833
Northrop Grumman Corp.	59,830	36,455,615
RTX Corp.	465,039	77,814,976
		237,351,207
Banks — 9.9%
Citigroup, Inc.	485,657	49,294,186
JPMorgan Chase & Co.	405,029	127,758,297
PNC Financial Services Group, Inc.	233,583	46,933,832
Wells Fargo & Co.	465,872	39,049,391
		263,035,706
Beverages — 1.8%
Coca-Cola Europacific Partners PLC (b)	126,850	11,468,509
Diageo PLC	341,285	8,124,566
PepsiCo, Inc.	201,791	28,339,528
		47,932,603
Biotechnology — 1.8%
AbbVie, Inc.	208,385	48,249,463
Building Products — 0.3%
Trane Technologies PLC	18,909	7,978,842
Capital Markets — 8.1%
Blackrock, Inc.	38,541	44,933,796
KKR & Co., Inc.	357,613	46,471,809
LPL Financial Holdings, Inc.	46,977	15,628,778
Morgan Stanley	378,833	60,219,294
Nasdaq, Inc.	541,961	47,936,450
		215,190,127
Chemicals — 0.4%
Sherwin-Williams Co.	31,782	11,004,835
Construction Materials — 0.8%
CRH PLC	168,641	20,220,056
Consumer Finance — 2.3%
American Express Co.	181,098	60,153,512
Electric Utilities — 7.7%
American Electric Power Co., Inc.	109,574	12,327,075
Duke Energy Corp.	440,051	54,456,311
Exelon Corp. (b)	441,548	19,874,076
PG&E Corp.	1,959,053	29,542,519
Southern Co. (b)	522,595	49,526,328
Xcel Energy, Inc. (b)	474,600	38,276,490
		204,002,799
Electrical Equipment — 1.0%
Eaton Corp. PLC	72,996	27,318,753
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	39,274	6,255,563
Security Description	Shares	Value
Food Products — 1.6%
Mondelez International, Inc. - Class A	430,308	$26,881,341
Nestle SA	173,947	15,978,455
		42,859,796
Ground Transportation — 2.1%
Canadian National Railway Co. (b)	103,465	9,756,750
Union Pacific Corp.	191,138	45,179,289
		54,936,039
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	310,180	41,545,509
Health Care Providers & Services — 7.4%
Cigna Group	254,389	73,327,629
Elevance Health, Inc.	77,218	24,950,680
Humana, Inc.	57,210	14,884,326
McKesson Corp.	107,697	83,200,240
		196,362,875
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc. - Class A (b)	138,517	36,075,367
Household Products — 1.3%
Kimberly-Clark Corp. (b)	128,025	15,918,629
Reckitt Benckiser Group PLC	230,970	17,837,979
		33,756,608
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	161,519	33,999,750
Industrial REITs — 1.7%
Prologis, Inc.	389,417	44,596,035
Insurance — 11.0%
Aon PLC - Class A	133,629	47,649,429
Chubb Ltd.	153,531	43,334,125
Marsh & McLennan Cos., Inc.	266,103	53,627,737
Progressive Corp.	401,940	99,259,083
Travelers Cos., Inc.	176,319	49,231,791
		293,102,165
IT Services — 1.7%
Accenture PLC - Class A	179,880	44,358,408
Machinery — 3.0%
Caterpillar, Inc.	30,019	14,323,566
Illinois Tool Works, Inc. (b)	110,643	28,851,269
Otis Worldwide Corp.	80,890	7,395,773
PACCAR, Inc.	300,261	29,521,661
		80,092,269
Multi-Utilities — 1.8%
Dominion Energy, Inc. (b)	804,456	49,208,574
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	241,361	37,480,950
BHFTII-233

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	509,351	$48,179,511
EOG Resources, Inc. (b)	160,701	18,017,796
Exxon Mobil Corp.	454,020	51,190,755
		154,869,012
Personal Care Products — 0.6%
Kenvue, Inc.	909,858	14,766,995
Pharmaceuticals — 4.0%
Johnson & Johnson	339,916	63,027,225
Merck & Co., Inc.	239,390	20,092,002
Pfizer, Inc.	876,475	22,332,583
		105,451,810
Professional Services — 1.0%
Equifax, Inc.	100,707	25,834,367
Semiconductors & Semiconductor Equipment — 6.3%
Analog Devices, Inc.	215,363	52,914,689
KLA Corp. (b)	39,491	42,594,993
NXP Semiconductors NV	156,029	35,532,484
Texas Instruments, Inc.	191,286	35,144,977
		166,187,143
Specialized REITs — 0.3%
Public Storage	26,743	7,724,716
Specialty Retail — 1.9%
Lowe's Cos., Inc.	204,143	51,303,177
Trading Companies & Distributors — 0.5%
WW Grainger, Inc.	13,838	13,187,060
Total Common Stocks (Cost $1,790,058,635)		2,638,911,141

Short-Term Investments—0.5%
Discount Note—0.5%
Federal National Mortgage Association
Zero Coupon, 10/01/25 (c)	11,539,000	11,537,708
Total Short-Term Investments (Cost $11,539,000)		11,537,708

Securities Lending Reinvestments (d)—2.4%
Short-Term Investment Funds—0.5%
Allspring Government Money Market Fund, Select Class 4.070% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (e)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (e)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (e)	300,000	300,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (e)	5,000,000	5,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (e)	2,000,000	$2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (e)	1,000,000	1,000,000
		13,300,000

Repurchase Agreements—1.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $3,000,350; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $10,001,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $11,569,082; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $11,799,090	11,567,735	11,567,735
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,000,238; collateralized by various Common Stock with an aggregate market value of $2,230,188	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,600,182; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,632,000	1,600,000	1,600,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,200,256	2,000,000	2,000,000
		37,167,735
BHFTII-234

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—0.5%
Banco Santander SA
4.090%, 10/01/25	3,000,000	$3,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	3,000,000	3,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $64,467,735)		64,467,735
Total Investments—102.4% (Cost $1,866,065,370)		2,714,916,584
Other assets and liabilities (net)—(2.4)%		(62,768,884)
Net Assets—100.0%		$2,652,147,700

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $108,510,403 and the collateral received consisted of cash in the amount of $64,467,735 and non-cash collateral with a value of $45,430,386. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$237,351,207	$—	$—	$237,351,207
Banks	263,035,706	—	—	263,035,706
Beverages	39,808,037	8,124,566	—	47,932,603
Biotechnology	48,249,463	—	—	48,249,463
Building Products	7,978,842	—	—	7,978,842
Capital Markets	215,190,127	—	—	215,190,127
Chemicals	11,004,835	—	—	11,004,835
Construction Materials	20,220,056	—	—	20,220,056
Consumer Finance	60,153,512	—	—	60,153,512
Electric Utilities	204,002,799	—	—	204,002,799
Electrical Equipment	27,318,753	—	—	27,318,753
Electronic Equipment, Instruments & Components	6,255,563	—	—	6,255,563
Food Products	26,881,341	15,978,455	—	42,859,796
Ground Transportation	54,936,039	—	—	54,936,039
Health Care Equipment & Supplies	41,545,509	—	—	41,545,509
Health Care Providers & Services	196,362,875	—	—	196,362,875
Hotels, Restaurants & Leisure	36,075,367	—	—	36,075,367
Household Products	15,918,629	17,837,979	—	33,756,608
Industrial Conglomerates	33,999,750	—	—	33,999,750
Industrial REITs	44,596,035	—	—	44,596,035
Insurance	293,102,165	—	—	293,102,165
IT Services	44,358,408	—	—	44,358,408
Machinery	80,092,269	—	—	80,092,269
Multi-Utilities	49,208,574	—	—	49,208,574
Oil, Gas & Consumable Fuels	154,869,012	—	—	154,869,012
Personal Care Products	14,766,995	—	—	14,766,995
BHFTII-235

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$105,451,810	$—	$—	$105,451,810
Professional Services	25,834,367	—	—	25,834,367
Semiconductors & Semiconductor Equipment	166,187,143	—	—	166,187,143
Specialized REITs	7,724,716	—	—	7,724,716
Specialty Retail	51,303,177	—	—	51,303,177
Trading Companies & Distributors	13,187,060	—	—	13,187,060
Total Common Stocks	2,596,970,141	41,941,000	—	2,638,911,141
Total Short-Term Investments*	—	11,537,708	—	11,537,708
Securities Lending Reinvestments
Short-Term Investment Funds	13,300,000	—	—	13,300,000
Repurchase Agreements	—	37,167,735	—	37,167,735
Time Deposits	—	14,000,000	—	14,000,000
Total Securities Lending Reinvestments	13,300,000	51,167,735	—	64,467,735
Total Investments	$2,610,270,141	$104,646,443	$—	$2,714,916,584
Collateral for Securities Loaned (Liability)	$—	$(64,467,735)	$—	$(64,467,735)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-236

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
VSE Corp.	42,047	$6,989,893
Banks — 10.7%
Community Financial System, Inc.	219,971	12,899,099
Cullen/Frost Bankers, Inc.	76,863	9,743,922
First Financial Bankshares, Inc.	184,855	6,220,371
Glacier Bancorp, Inc.	226,289	11,013,486
Lakeland Financial Corp.	108,758	6,982,264
Prosperity Bancshares, Inc.	183,427	12,170,381
Stock Yards Bancorp, Inc.	95,374	6,675,226
UMB Financial Corp.	101,996	12,071,227
United Community Banks, Inc.	303,613	9,518,268
		87,294,244
Building Products — 4.6%
Armstrong World Industries, Inc.	54,030	10,590,420
CSW Industrials, Inc.	24,028	5,832,797
Hayward Holdings, Inc. (a)	446,368	6,749,084
Simpson Manufacturing Co., Inc.	42,627	7,138,318
Trex Co., Inc. (a)	140,164	7,242,274
		37,552,893
Capital Markets — 1.6%
Hamilton Lane, Inc. - Class A	36,138	4,871,041
Houlihan Lokey, Inc.	37,926	7,786,966
		12,658,007
Chemicals — 1.0%
Element Solutions, Inc.	313,057	7,879,645
Commercial Services & Supplies — 4.1%
Brady Corp. - Class A	128,256	10,007,816
Casella Waste Systems, Inc. - Class A (a)	51,842	4,918,769
Rollins, Inc.	122,478	7,194,358
Tetra Tech, Inc.	325,406	10,862,052
		32,982,995
Construction & Engineering — 3.3%
Arcosa, Inc.	104,501	9,792,789
Valmont Industries, Inc.	37,834	14,669,377
WillScot Holdings Corp.	126,806	2,676,874
		27,139,040
Construction Materials — 1.2%
Eagle Materials, Inc.	33,159	7,727,373
Knife River Corp. (a)	27,504	2,114,233
		9,841,606
Containers & Packaging — 1.0%
AptarGroup, Inc.	60,647	8,106,078
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. (a)	86,223	9,361,231
Electric Utilities — 1.1%
IDACORP, Inc.	70,630	9,333,755
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.	51,674	$8,791,815
Badger Meter, Inc.	20,773	3,709,642
Knowles Corp. (a)	287,878	6,710,436
Littelfuse, Inc.	50,039	12,960,602
Novanta, Inc. (a)	28,695	2,873,804
		35,046,299
Energy Equipment & Services — 2.2%
Oceaneering International, Inc. (a)	207,397	5,139,297
TerraVest Industries, Inc.	24,375	2,439,777
Tidewater, Inc. (a)	190,572	10,163,205
		17,742,279
Financial Services — 1.3%
Jack Henry & Associates, Inc.	42,549	6,336,823
Shift4 Payments, Inc. - Class A (a)	59,128	4,576,507
		10,913,330
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	63,422	8,542,309
Ground Transportation — 0.5%
Saia, Inc. (a)	14,476	4,333,535
Health Care Equipment & Supplies — 1.4%
Haemonetics Corp. (a)	160,306	7,813,314
UFP Technologies, Inc. (a)	19,035	3,799,386
		11,612,700
Health Care Providers & Services — 1.4%
Chemed Corp.	25,293	11,324,688
Hotels, Restaurants & Leisure — 1.4%
Texas Roadhouse, Inc.	69,990	11,628,838
Household Durables — 0.9%
Installed Building Products, Inc.	29,277	7,221,465
Insurance — 3.3%
AMERISAFE, Inc.	103,300	4,528,672
Hagerty, Inc. - Class A (a)	425,496	5,122,972
Stewart Information Services Corp.	91,703	6,723,664
White Mountains Insurance Group Ltd.	6,166	10,306,592
		26,681,900
Leisure Products — 0.1%
Acushnet Holdings Corp.	6,466	507,516
Life Sciences Tools & Services — 2.8%
Bio-Techne Corp.	177,426	9,870,208
Revvity, Inc.	23,974	2,101,321
Stevanato Group SpA	222,542	5,730,457
West Pharmaceutical Services, Inc.	18,967	4,975,613
		22,677,599
BHFTII-237

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery — 16.1%
Crane Co.	34,273	$6,311,030
Enerpac Tool Group Corp.	204,836	8,398,276
Enpro, Inc.	20,319	4,592,094
Esab Corp.	97,867	10,935,659
ESCO Technologies, Inc.	46,318	9,778,193
Federal Signal Corp.	78,759	9,371,533
Gates Industrial Corp. PLC (a)	446,326	11,077,811
Graco, Inc.	67,194	5,708,802
Kadant, Inc.	24,549	7,305,292
Lindsay Corp.	56,865	7,992,944
Miller Industries, Inc.	61,080	2,468,854
RBC Bearings, Inc. (a)	31,305	12,218,029
REV Group, Inc.	82,092	4,652,154
SPX Technologies, Inc. (a)	57,877	10,810,266
Standex International Corp.	52,959	11,222,012
Toro Co.	107,277	8,174,507
		131,017,456
Marine Transportation — 1.3%
Kirby Corp. (a)	124,228	10,366,827
Media — 2.3%
John Wiley & Sons, Inc. - Class A	178,063	7,206,210
Nexstar Media Group, Inc.	58,192	11,506,886
		18,713,096
Oil, Gas & Consumable Fuels — 2.7%
CNX Resources Corp. (a)	356,941	11,464,945
Viper Energy, Inc. - Class A	264,850	10,122,567
		21,587,512
Professional Services — 1.6%
CRA International, Inc.	30,856	6,434,402
Exponent, Inc.	89,247	6,200,881
		12,635,283
Real Estate Management & Development — 2.7%
Colliers International Group, Inc.	58,302	9,107,355
FirstService Corp.	69,154	13,173,146
		22,280,501
Semiconductors & Semiconductor Equipment — 4.0%
Lattice Semiconductor Corp. (a)	184,253	13,509,430
MKS, Inc.	77,870	9,637,970
Power Integrations, Inc.	235,803	9,481,638
		32,629,038
Software — 8.5%
BlackLine, Inc. (a)	88,507	4,699,722
CCC Intelligent Solutions Holdings, Inc. (a)	454,932	4,144,431
Commvault Systems, Inc. (a)	58,941	11,126,882
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Computer Modelling Group Ltd.	298,750	$1,344,375
Fair Isaac Corp. (a)	5,338	7,988,477
Manhattan Associates, Inc. (a)	54,282	11,126,724
Qualys, Inc. (a)	59,612	7,888,456
SPS Commerce, Inc. (a)	72,118	7,510,368
Tyler Technologies, Inc. (a)	16,662	8,716,892
Vertex, Inc. - Class A (a)	173,487	4,300,743
		68,847,070
Specialty Retail — 4.6%
Asbury Automotive Group, Inc. (a)	26,105	6,381,367
Floor & Decor Holdings, Inc. - Class A (a)	71,866	5,296,524
Murphy USA, Inc.	9,246	3,589,852
Tractor Supply Co.	130,103	7,398,958
Valvoline, Inc. (a)	159,829	5,739,459
Winmark Corp.	18,722	9,319,250
		37,725,410
Trading Companies & Distributors — 2.1%
SiteOne Landscape Supply, Inc. (a)	36,267	4,671,190
Transcat, Inc. (a)	46,028	3,369,250
Watsco, Inc.	21,648	8,752,286
		16,792,726
Water Utilities — 1.6%
American States Water Co.	132,020	9,679,706
Middlesex Water Co.	58,291	3,154,709
		12,834,415
Total Common Stocks (Cost $585,158,357)		802,801,179

Short-Term Investments—1.3%
Repurchase Agreement—1.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $10,907,197; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $11,124,554	10,906,288	10,906,288
Total Short-Term Investments (Cost $10,906,288)		10,906,288
Total Investments—100.0% (Cost $596,064,645)		813,707,467
Other assets and liabilities (net)—0.0%		(9,615)
Net Assets—100.0%		$813,697,852

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTII-238

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$802,801,179	$—	$—	$802,801,179
Total Short-Term Investments*	—	10,906,288	—	10,906,288
Total Investments	$802,801,179	$10,906,288	$—	$813,707,467

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-239

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.7%
Boeing Co. (a)	48,918	$10,557,972
General Electric Co.	142,125	42,754,043
TransDigm Group, Inc.	7,423	9,783,662
		63,095,677
Automobiles — 4.0%
Ferrari NV (b)	33,528	16,268,456
Tesla, Inc. (a)	168,553	74,958,890
		91,227,346
Biotechnology — 0.6%
Argenx SE (ADR) (a)	9,661	7,125,567
Natera, Inc. (a)	39,553	6,366,847
		13,492,414
Broadline Retail — 7.4%
Amazon.com, Inc. (a)	568,897	124,912,714
Coupang, Inc. (a) (b)	495,379	15,951,204
MercadoLibre, Inc. (a)	8,211	19,188,614
Sea Ltd. (ADR) (a)	59,900	10,705,927
		170,758,459
Capital Markets — 0.8%
ARES Management Corp. - Class A	69,396	11,095,727
Charles Schwab Corp.	85,694	8,181,206
		19,276,933
Chemicals — 0.7%
Linde PLC	23,417	11,123,075
Sherwin-Williams Co.	12,900	4,466,754
		15,589,829
Communications Equipment — 1.1%
Arista Networks, Inc. (a)	181,072	26,384,001
Diversified Consumer Services — 0.1%
Duolingo, Inc. (a) (b)	4,383	1,410,625
Electrical Equipment — 0.4%
GE Vernova, Inc.	7,000	4,304,300
Rockwell Automation, Inc.	14,345	5,014,008
		9,318,308
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. - Class A	175,523	21,720,971
Teledyne Technologies, Inc. (a)	10,092	5,914,316
		27,635,287
Entertainment — 3.5%
Netflix, Inc. (a)	51,320	61,528,574
Spotify Technology SA (a)	28,020	19,557,960
		81,086,534
Financial Services — 4.7%
Adyen NV (a)	2,555	4,100,392
Security Description	Shares	Value
Financial Services—(Continued)
Mastercard, Inc. - Class A	85,170	$48,445,548
Visa, Inc. - Class A (b)	164,398	56,122,189
		108,668,129
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc. (a)	53,131	23,761,777
Stryker Corp.	36,444	13,472,254
		37,234,031
Health Care Providers & Services — 0.6%
Cigna Group	26,748	7,710,111
UnitedHealth Group, Inc.	17,521	6,050,001
		13,760,112
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	2,452	13,239,010
Chipotle Mexican Grill, Inc. (a)	263,998	10,346,082
DoorDash, Inc. - Class A (a)	64,350	17,502,557
Hilton Worldwide Holdings, Inc.	24,800	6,434,112
Wingstop, Inc. (b)	19,130	4,814,638
		52,336,399
Interactive Media & Services — 10.5%
Alphabet, Inc. - Class A	528,686	128,523,567
Alphabet, Inc. - Class C	11,116	2,707,302
Meta Platforms, Inc. - Class A	151,032	110,914,880
		242,145,749
IT Services — 0.7%
Shopify, Inc. - Class A (a)	88,483	13,149,459
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,246,369
		15,395,828
Life Sciences Tools & Services — 0.7%
Danaher Corp.	30,854	6,117,114
Thermo Fisher Scientific, Inc.	18,253	8,853,070
		14,970,184
Pharmaceuticals — 2.0%
Eli Lilly & Co.	61,697	47,074,811
Semiconductors & Semiconductor Equipment — 20.5%
Advanced Micro Devices, Inc. (a)	35,836	5,797,906
ASML Holding NV (NY Registry Shares)	5,174	5,008,898
Broadcom, Inc.	335,248	110,601,668
NVIDIA Corp.	1,786,930	333,405,399
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	61,299	17,120,198
		471,934,069
Software — 20.1%
AppLovin Corp. - Class A (a)	30,033	21,579,912
Crowdstrike Holdings, Inc. - Class A (a)	25,836	12,669,458
Epic Games, Inc. † (a) (c) (d)	7,488	3,872,344
HubSpot, Inc. (a)	17,092	7,995,638
Intuit, Inc.	23,706	16,189,064
BHFTII-240

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	$0
Microsoft Corp.	595,935	308,664,533
Monday.com Ltd. (a) (b)	3,095	599,470
Oracle Corp.	113,927	32,040,829
Palantir Technologies, Inc. - Class A (a)	50,000	9,121,000
Roper Technologies, Inc.	16,439	8,197,965
Samsara, Inc. - Class A (a) (b)	193,119	7,193,683
ServiceNow, Inc. (a)	30,664	28,219,466
Synopsys, Inc. (a)	12,325	6,081,032
		462,424,394
Specialty Retail — 1.3%
Carvana Co. (a)	66,243	24,989,509
Floor & Decor Holdings, Inc. - Class A (a)	70,976	5,230,931
		30,220,440
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.	929,423	236,658,978
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	41,392	9,908,417
Total Common Stocks (Cost $1,101,394,530)		2,262,006,954

Convertible Preferred Stocks—1.3%
Automobiles — 0.3%
GM Cruise Holdings LLC - Class F † (a) (c) (d)	196,100	196,100
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,300,685
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	949,444
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,744,319
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,808,841
		7,999,389
Commercial Services & Supplies — 0.2%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	5,204,953
Consumer Staples Distribution & Retail — 0.0%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	768,538
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F † (a) (c) (d)	89,634	2,167,700
Metals & Mining — 0.1%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,871,463
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,447,035
Software — 0.5%
Celonis SE - Series D † (a) (c) (d)	1,177	238,872
Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Databricks, Inc. - Series I † (a) (c) (d)	68,560	$10,284,000
		10,522,872
Total Convertible Preferred Stocks (Cost $31,832,219)		30,981,950

Investment Companies—0.3%
Exchange-Traded Funds — 0.3%
Invesco QQQ Trust	6,508	3,907,208
iShares Russell 1000 Growth ETF	5,429	2,542,998
Total Investment Companies (Cost $6,436,222)		6,450,206

Short-Term Investments—0.3%
Short-Term Investment Funds—0.3%
T. Rowe Price Government Reserve Fund
4.161% (e) (f)	6,417,879	6,417,879
Total Short-Term Investments (Cost $6,417,879)		6,417,879

Securities Lending Reinvestments (g)—0.5%
Short-Term Investment Funds—0.5%
Allspring Government Money Market Fund, Select Class 4.070% (f)	1,500,000	1,500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (f)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	1,500,000	1,500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (f)	1,500,000	1,500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	1,500,000	1,500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (f)	1,500,000	1,500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (f)	1,000,000	1,000,000
		11,500,000

Repurchase Agreements—0.0%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $54,531; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $55,616	54,525	54,525
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $586,426; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $598,085	586,358	586,358
BHFTII-241

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $57,959; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $59,111	57,952	$57,952
		698,835
Total Securities Lending Reinvestments (Cost $12,198,835)		12,198,835
Total Investments—100.6% (Cost $1,158,279,685)		2,318,055,824
Other assets and liabilities (net)—(0.6)%		(13,887,938)
Net Assets—100.0%		$2,304,167,886

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was
$37,100,663, which is 1.6% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $71,693,221 and the collateral received consisted of cash in the amount of
$12,198,835 and non-cash collateral with a value of $60,982,573. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 1.6% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$238,872
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	10,284,000
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,872,344
Form Energy, Inc. - Series F	10/04/24	89,634	2,167,700	2,167,700
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	196,100
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,871,463
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,447,035
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,300,685
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	768,538
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	5,204,953
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	949,444
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,744,319
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,246,369
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,808,841
				$37,100,663
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of September 30, 2025
T. Rowe Price Government Reserve Fund	$23,800,124	$223,197,794	$(240,580,039)	$6,417,879

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
T. Rowe Price Government Reserve Fund	$435,642	6,417,879
BHFTII-242

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$63,095,677	$—	$—	$63,095,677
Automobiles	91,227,346	—	—	91,227,346
Biotechnology	13,492,414	—	—	13,492,414
Broadline Retail	170,758,459	—	—	170,758,459
Capital Markets	19,276,933	—	—	19,276,933
Chemicals	15,589,829	—	—	15,589,829
Communications Equipment	26,384,001	—	—	26,384,001
Diversified Consumer Services	1,410,625	—	—	1,410,625
Electrical Equipment	9,318,308	—	—	9,318,308
Electronic Equipment, Instruments & Components	27,635,287	—	—	27,635,287
Entertainment	81,086,534	—	—	81,086,534
Financial Services	104,567,737	4,100,392	—	108,668,129
Health Care Equipment & Supplies	37,234,031	—	—	37,234,031
Health Care Providers & Services	13,760,112	—	—	13,760,112
Hotels, Restaurants & Leisure	52,336,399	—	—	52,336,399
Interactive Media & Services	242,145,749	—	—	242,145,749
IT Services	13,149,459	—	2,246,369	15,395,828
Life Sciences Tools & Services	14,970,184	—	—	14,970,184
Pharmaceuticals	47,074,811	—	—	47,074,811
Semiconductors & Semiconductor Equipment	471,934,069	—	—	471,934,069
Software	458,552,050	—	3,872,344	462,424,394
Specialty Retail	30,220,440	—	—	30,220,440
Technology Hardware, Storage & Peripherals	236,658,978	—	—	236,658,978
Wireless Telecommunication Services	9,908,417	—	—	9,908,417
Total Common Stocks	2,251,787,849	4,100,392	6,118,713	2,262,006,954
Total Convertible Preferred Stocks*	—	—	30,981,950	30,981,950
Total Investment Companies*	6,450,206	—	—	6,450,206
Total Short-Term Investments*	6,417,879	—	—	6,417,879
Securities Lending Reinvestments
Short-Term Investment Funds	11,500,000	—	—	11,500,000
Repurchase Agreements	—	698,835	—	698,835
Total Securities Lending Reinvestments	11,500,000	698,835	—	12,198,835
Total Investments	$2,276,155,934	$4,799,227	$37,100,663	$2,318,055,824
Collateral for Securities Loaned (Liability)	$—	$(12,198,835)	$—	$(12,198,835)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-243

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from investments Held at September 30, 2025
Common Stocks
IT Services	$1,740,778	$505,591	$2,246,369	$505,591
Software	4,770,680	(898,336)	3,872,344	(898,336)
Convertible Preferred Stocks
Automobiles	6,431,657	1,567,732	7,999,389	1,567,732
Commercial Services & Supplies	6,554,017	(1,349,064)	5,204,953	(1,349,064)
Consumer Staples Distribution & Retail	1,150,434	(381,896)	768,538	(381,896)
Electrical Equipment	2,167,700	—	2,167,700	—
Metals & Mining	2,241,052	630,411	2,871,463	630,411
Semiconductors & Semiconductor Equipment	1,362,153	84,882	1,447,035	84,882
Software	6,579,425	3,943,447	10,522,872	3,943,447
	$32,997,896	$4,102,767	$37,100,663	$4,102,767
BHFTII-244

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$2,246,369	Market Transaction Method	Precedent Transaction	$35.50	$35.50	$35.50	Increase
Software	3,872,344	Comparable Company Analysis	Enterprise Value/Revenue	5.6x	5.6x	5.6x	Increase
			Enterprise Value/Gross Profit	7.8x	7.8x	7.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	196,100	Liquidation Analysis	Expected Payout	$1.00	$1.00	$1.00	Increase
	2,300,685	Market Transaction Method	Precedent Transaction	$12.79	$12.79	$12.79	Increase
			Anti-Dilution Conversion Ratio	1.000x	1.000x	1.000x	Increase
	2,693,763	Calibration Model	Calculated Enterprise Value/Revenue	1.3x	2.8x	2.1x	Increase
			Implied Discount	20.00%	40.00%	30.00%	Decrease
	2,808,841	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
			Anti-Dilution Conversion Ratio	1.027x	1.027x	1.027x	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	1.4x	3.0x	2.0x	Increase
			Calculated Enterprise Value/EBITDA	10.4x	10.4x	10.4x	Increase
			Discount Rate/Implied Discount	15.00%	37.50%	30.63%	Decrease
Commercial Services & Supplies	5,204,953	Black-Scholes Protective Put	Precedent Transactions	$47.75	$47.75	$47.75	Increase
			Average Put Price	$13.77	$13.77	$13.77	Decrease
Consumer Staples Distribution & Retail	768,538	Comparable Company Analysis	Enterprise Value/GMV	0.4x	0.5x	0.5x	Increase
			Enterprise Value/Gross Profit	4.8x	5.5x	5.2x	Increase
			Enterprise Value/EBITDA	12.0x	16.1x	14.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Electrical Equipment	2,167,700	Market Transaction Method	Precedent Transaction	$24.18	$24.18	$24.18	Increase
Metals & Mining	2,871,463	Market Transaction Method	Pending Transaction	$114.58	$114.58	$114.58	Increase
			Discount for Lack of Certainty	5.00%	5.00%	5.00%	Decrease
Semiconductors & Semiconductor Equipment	1,447,035	Market Transaction Method	Dollar Volume Weighted Transactions	$50.14	$75.00	$70.86	Increase
		Comparable Company Analysis	Calculated Enterprise Value/Revenue	7.7x	7.7x	7.7x	Increase
			Calculated Enterprise Value/Gross Profit	11.5x	11.5x	11.5x	Increase
			Calculated Enterprise Value/Net Income	23.5x	23.5x	23.5x	Increase
			Discount Rate	37.50%	37.50%	37.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	238,872	Comparable Company Analysis	Enterprise Value/Revenue	9.3x	11.1x	10.2x	Increase
			Enterprise Value/Gross Profit	11.7x	14.0x	12.9x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	10,284,000	Market Transaction Method	Precedent Transaction	$150.00	$150.00	$150.00	Increase
BHFTII-245

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.8%
ATI, Inc. (a)	97,944	$7,966,765
BWX Technologies, Inc.	16,037	2,956,742
Curtiss-Wright Corp.	7,042	3,823,383
Firefly Aerospace, Inc. (a)	12,778	374,651
Hexcel Corp.	50,758	3,182,527
Karman Holdings, Inc. (a)	75,976	5,485,467
Kratos Defense & Security Solutions, Inc. (a)	17,400	1,589,838
Leonardo DRS, Inc.	53,950	2,449,330
Moog, Inc. - Class A	1,700	353,039
Woodward, Inc.	14,249	3,600,865
		31,782,607
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a)	33,204	1,756,160
Automobile Components — 1.5%
Dorman Products, Inc. (a)	32,262	5,029,001
Modine Manufacturing Co. (a) (b)	54,737	7,781,412
Visteon Corp.	33,242	3,984,386
		16,794,799
Banks — 1.1%
Bancorp, Inc. (a) (b)	76,411	5,722,420
First BanCorp	289,931	6,392,978
		12,115,398
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	21,935	2,569,905
Biotechnology — 9.9%
ACADIA Pharmaceuticals, Inc. (a)	51,579	1,100,696
ADMA Biologics, Inc. (a)	202,333	2,966,202
Agios Pharmaceuticals, Inc. (a)	39,740	1,595,164
Akero Therapeutics, Inc. (a)	56,291	2,672,697
Alkermes PLC (a)	145,037	4,351,110
Amicus Therapeutics, Inc. (a)	96,836	763,068
Apogee Therapeutics, Inc. (a)	6,100	242,353
Arcellx, Inc. (a)	22,087	1,813,343
Ascendis Pharma AS (ADR) (a)	10,746	2,136,412
Avidity Biosciences, Inc. (a)	78,657	3,427,085
Beam Therapeutics, Inc. (a) (b)	87,386	2,120,858
Bicara Therapeutics, Inc. (a)	25,200	397,908
Biohaven Ltd. (a)	84,222	1,264,172
Bridgebio Pharma, Inc. (a)	86,929	4,515,092
Caris Life Sciences, Inc. (a)	18,175	549,794
Catalyst Pharmaceuticals, Inc. (a)	68,247	1,344,466
Celldex Therapeutics, Inc. (a)	62,709	1,622,282
Centessa Pharmaceuticals PLC (ADR) (a) (b)	71,700	1,738,725
CG oncology, Inc. (a)	34,900	1,405,772
Cytokinetics, Inc. (a) (b)	61,227	3,365,036
Denali Therapeutics, Inc. (a) (b)	147,291	2,138,665
Disc Medicine, Inc. (a) (b)	27,396	1,810,328
Dyne Therapeutics, Inc. (a)	70,400	890,560
Exact Sciences Corp. (a)	32,161	1,759,528
Exelixis, Inc. (a)	99,318	4,101,833
Halozyme Therapeutics, Inc. (a)	70,459	5,167,463
Security Description	Shares	Value
Biotechnology—(Continued)
Immunovant, Inc. (a) (b)	14,800	$238,576
Insmed, Inc. (a)	19,507	2,809,203
Ionis Pharmaceuticals, Inc. (a)	63,860	4,177,721
Iovance Biotherapeutics, Inc. (a) (b)	83,098	180,323
Janux Therapeutics, Inc. (a)	33,400	816,296
Krystal Biotech, Inc. (a) (b)	10,405	1,836,795
Kymera Therapeutics, Inc. (a)	72,243	4,088,954
Madrigal Pharmaceuticals, Inc. (a)	7,928	3,636,256
Mirum Pharmaceuticals, Inc. (a)	30,780	2,256,482
Monte Rosa Therapeutics, Inc. (a) (b)	76,100	563,901
Natera, Inc. (a)	26,410	4,251,218
Neurocrine Biosciences, Inc. (a)	15,520	2,178,698
Nurix Therapeutics, Inc. (a) (b)	65,163	602,106
Nuvalent, Inc. - Class A (a)	44,226	3,824,664
ORIC Pharmaceuticals, Inc. (a) (b)	69,859	838,308
Praxis Precision Medicines, Inc. (a)	25,166	1,333,798
PTC Therapeutics, Inc. (a)	40,823	2,505,308
Replimune Group, Inc. (a)	191,701	803,227
Revolution Medicines, Inc. (a) (b)	65,346	3,051,658
Rhythm Pharmaceuticals, Inc. (a)	29,722	3,001,625
Scholar Rock Holding Corp. (a) (b)	69,711	2,596,038
Soleno Therapeutics, Inc. (a)	36,819	2,488,964
TG Therapeutics, Inc. (a)	48,345	1,746,463
Ultragenyx Pharmaceutical, Inc. (a)	76,723	2,307,828
Vaxcyte, Inc. (a)	20,316	731,782
Vera Therapeutics, Inc. (a)	57,226	1,662,988
Viridian Therapeutics, Inc. (a) (b)	38,700	835,146
Xencor, Inc. (a) (b)	79,417	931,561
		111,556,499
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	20,500	2,632,200
Building Products — 1.3%
AAON, Inc. (b)	23,495	2,195,373
CSW Industrials, Inc.	12,766	3,098,946
Griffon Corp.	37,384	2,846,792
Simpson Manufacturing Co., Inc. (b)	37,831	6,335,179
		14,476,290
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	13,282	3,166,827
Donnelley Financial Solutions, Inc. (a)	31,511	1,620,611
Galaxy Digital, Inc. - Class A (a) (b)	56,400	1,906,884
Marex Group PLC	111,255	3,740,393
StoneX Group, Inc. (a)	79,440	8,017,085
TPG, Inc. (b)	32,800	1,884,360
		20,336,160
Chemicals — 1.9%
Axalta Coating Systems Ltd. (a)	164,025	4,694,395
Balchem Corp.	22,259	3,340,185
Cabot Corp.	44,616	3,393,047
Element Solutions, Inc.	36,029	906,850
NewMarket Corp.	5,622	4,656,197
BHFTII-246

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
RPM International, Inc.	39,102	$4,609,344
		21,600,018
Commercial Services & Supplies — 0.8%
Brink's Co.	46,844	5,474,190
Casella Waste Systems, Inc. - Class A (a)	9,555	906,578
MSA Safety, Inc. (b)	15,686	2,699,090
		9,079,858
Construction & Engineering — 4.0%
API Group Corp. (a)	126,799	4,358,082
Argan, Inc. (b)	3,600	972,180
Comfort Systems USA, Inc.	5,100	4,208,418
Dycom Industries, Inc. (a)	13,018	3,798,132
EMCOR Group, Inc.	5,277	3,427,622
Fluor Corp. (a)	26,400	1,110,648
IES Holdings, Inc. (a)	5,400	2,147,310
Primoris Services Corp.	42,994	5,904,366
Sterling Infrastructure, Inc. (a)	31,944	10,850,738
Valmont Industries, Inc.	22,047	8,548,283
		45,325,779
Construction Materials — 0.8%
Eagle Materials, Inc.	25,122	5,854,431
Knife River Corp. (a)	44,427	3,415,103
		9,269,534
Consumer Finance — 0.6%
Enova International, Inc. (a)	15,665	1,802,885
FirstCash Holdings, Inc.	21,510	3,407,614
Upstart Holdings, Inc. (a) (b)	31,318	1,590,955
		6,801,454
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc.	4,812	2,720,320
Performance Food Group Co. (a)	11,443	1,190,530
PriceSmart, Inc. (b)	19,944	2,417,013
Sprouts Farmers Market, Inc. (a)	9,692	1,054,490
		7,382,353
Diversified Consumer Services — 3.7%
Adtalem Global Education, Inc. (a)	44,493	6,871,944
Duolingo, Inc. (a)	7,795	2,508,743
Frontdoor, Inc. (a)	79,064	5,320,217
Grand Canyon Education, Inc. (a)	33,469	7,347,115
H&R Block, Inc.	84,750	4,285,807
Laureate Education, Inc. (a)	158,119	4,987,073
Stride, Inc. (a)	49,247	7,334,848
Universal Technical Institute, Inc. (a)	96,240	3,132,612
		41,788,359
Electric Utilities — 0.1%
Oklo, Inc. (a) (b)	8,000	893,040
Security Description	Shares	Value
Electrical Equipment — 1.0%
Bloom Energy Corp. - Class A (a) (b)	45,900	$3,881,763
NEXTracker, Inc. - Class A (a)	74,251	5,493,831
Powell Industries, Inc.	2,700	822,987
Shoals Technologies Group, Inc. - Class A (a)	87,568	648,879
		10,847,460
Electronic Equipment, Instruments & Components — 5.6%
Badger Meter, Inc.	17,863	3,189,974
Bel Fuse, Inc. - Class B	27,502	3,878,332
Belden, Inc.	64,452	7,751,642
Cognex Corp.	98,741	4,472,967
ePlus, Inc.	22,622	1,606,388
Fabrinet (a)	37,972	13,845,351
Itron, Inc. (a)	45,432	5,659,010
Novanta, Inc. (a)	40,463	4,052,369
OSI Systems, Inc. (a)	23,208	5,784,362
Teledyne Technologies, Inc. (a)	15,389	9,018,570
Vontier Corp.	89,609	3,760,890
		63,019,855
Energy Equipment & Services — 1.3%
TechnipFMC PLC	224,314	8,849,187
Weatherford International PLC	78,784	5,391,189
		14,240,376
Entertainment — 0.7%
IMAX Corp. (a)	52,500	1,719,375
Liberty Media Corp.-Liberty Live - Class C (a)	38,669	3,749,733
TKO Group Holdings, Inc.	11,774	2,377,877
		7,846,985
Financial Services — 2.6%
Equitable Holdings, Inc.	97,646	4,958,464
Euronet Worldwide, Inc. (a)	13,856	1,216,695
EVERTEC, Inc.	62,684	2,117,465
Marqeta, Inc. - Class A (a)	484,667	2,559,042
Mr. Cooper Group, Inc.	28,144	5,932,474
Payoneer Global, Inc. (a)	894,131	5,409,493
Remitly Global, Inc. (a)	304,597	4,964,931
Sezzle, Inc. (a) (b)	11,300	898,689
Shift4 Payments, Inc. - Class A (a) (b)	24,128	1,867,507
		29,924,760
Food Products — 0.9%
Post Holdings, Inc. (a)	54,423	5,849,384
Simply Good Foods Co. (a)	57,638	1,430,575
Vital Farms, Inc. (a) (b)	65,499	2,695,284
		9,975,243
Ground Transportation — 0.4%
Saia, Inc. (a)	14,497	4,339,822
Health Care Equipment & Supplies — 2.8%
CONMED Corp. (b)	14,369	675,774
Globus Medical, Inc. - Class A (a)	102,248	5,855,743
BHFTII-247

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Haemonetics Corp. (a)	32,767	$1,597,064
Lantheus Holdings, Inc. (a)	74,676	3,830,132
LeMaitre Vascular, Inc.	28,912	2,530,089
Merit Medical Systems, Inc. (a)	58,766	4,891,094
Penumbra, Inc. (a)	18,696	4,736,071
PROCEPT BioRobotics Corp. (a)	17,379	620,256
STERIS PLC	9,965	2,465,740
TransMedics Group, Inc. (a) (b)	11,541	1,294,900
UFP Technologies, Inc. (a)	17,363	3,465,655
		31,962,518
Health Care Providers & Services — 4.8%
Addus HomeCare Corp. (a) (b)	23,314	2,750,819
BrightSpring Health Services, Inc. (a)	172,900	5,110,924
Concentra Group Holdings Parent, Inc.	48,427	1,013,577
CorVel Corp. (a) (b)	25,017	1,936,816
Encompass Health Corp.	51,157	6,497,962
Ensign Group, Inc. (b)	57,250	9,891,083
Guardant Health, Inc. (a)	67,500	4,217,400
HealthEquity, Inc. (a)	60,652	5,747,990
Hims & Hers Health, Inc. (a) (b)	42,440	2,407,197
Option Care Health, Inc. (a)	162,720	4,517,107
RadNet, Inc. (a)	32,876	2,505,480
Tenet Healthcare Corp. (a)	40,010	8,123,630
		54,719,985
Health Care REITs — 0.3%
American Healthcare REIT, Inc.	91,203	3,831,438
Health Care Technology — 0.5%
HeartFlow, Inc. (a)	18,178	611,872
Waystar Holding Corp. (a)	120,486	4,568,829
		5,180,701
Hotel & Resort REITs — 0.3%
Ryman Hospitality Properties, Inc.	32,748	2,933,893
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.	57,730	4,990,758
Brinker International, Inc. (a)	18,273	2,314,824
Cava Group, Inc. (a)	12,000	724,920
Churchill Downs, Inc.	16,855	1,635,103
Domino's Pizza, Inc.	3,384	1,460,907
Dutch Bros, Inc. - Class A (a)	86,949	4,550,911
Hilton Grand Vacations, Inc. (a)	55,462	2,318,866
Light & Wonder, Inc. (a) (b)	80,748	6,777,987
Planet Fitness, Inc. - Class A (a)	92,123	9,562,367
Red Rock Resorts, Inc. - Class A (b)	27,711	1,692,034
Travel & Leisure Co.	32,463	1,931,224
United Parks & Resorts, Inc. (a)	22,088	1,141,950
Wingstop, Inc.	28,234	7,105,933
		46,207,784
Household Durables — 1.6%
Cavco Industries, Inc. (a)	9,959	5,783,490
Green Brick Partners, Inc. (a)	57,549	4,250,569
Security Description	Shares	Value
Household Durables—(Continued)
Installed Building Products, Inc. (b)	19,544	$4,820,723
SharkNinja, Inc. (a)	9,300	959,295
TopBuild Corp. (a) (b)	6,121	2,392,454
		18,206,531
Industrial REITs — 0.1%
Rexford Industrial Realty, Inc.	29,421	1,209,497
Insurance — 1.1%
Oscar Health, Inc. - Class A (a)	73,000	1,381,890
Palomar Holdings, Inc. (a)	26,888	3,139,174
Primerica, Inc.	12,757	3,541,216
Skyward Specialty Insurance Group, Inc. (a)	100,197	4,765,369
		12,827,649
Interactive Media & Services — 0.2%
Cargurus, Inc. (a)	31,123	1,158,709
Cars.com, Inc. (a)	67,990	830,838
		1,989,547
IT Services — 0.3%
Applied Digital Corp. (a)	41,100	942,834
Okta, Inc. (a)	24,464	2,243,349
		3,186,183
Leisure Products — 0.2%
Mattel, Inc. (a)	117,025	1,969,531
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. (a)	6,062	3,116,838
Repligen Corp. (a)	15,843	2,117,734
		5,234,572
Machinery — 6.2%
Allison Transmission Holdings, Inc.	27,729	2,353,638
Atmus Filtration Technologies, Inc.	164,101	7,399,314
Crane Co.	25,747	4,741,053
Esab Corp. (b)	72,979	8,154,673
ESCO Technologies, Inc.	8,000	1,688,880
Federal Signal Corp.	71,816	8,545,386
JBT Marel Corp.	20,500	2,879,225
Kadant, Inc. (b)	18,983	5,648,961
Mueller Industries, Inc.	60,110	6,077,722
RBC Bearings, Inc. (a)	3,156	1,231,755
SPX Technologies, Inc. (a)	51,107	9,545,765
Toro Co.	30,879	2,352,980
Watts Water Technologies, Inc. - Class A	32,874	9,181,051
		69,800,403
Marine Transportation — 0.2%
Kirby Corp. (a)	30,174	2,518,020
Media — 0.6%
DoubleVerify Holdings, Inc. (a)	197,358	2,364,349
Magnite, Inc. (a) (b)	60,573	1,319,280
BHFTII-248

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
Nexstar Media Group, Inc. (b)	14,425	$2,852,399
		6,536,028
Metals & Mining — 2.0%
Alamos Gold, Inc. - Class A	26,700	930,673
Alpha Metallurgical Resources, Inc. (a)	10,285	1,687,666
Carpenter Technology Corp.	21,313	5,233,194
Coeur Mining, Inc. (a)	335,700	6,297,732
MP Materials Corp. (a) (b)	72,959	4,893,360
Warrior Met Coal, Inc.	65,105	4,143,282
		23,185,907
Oil, Gas & Consumable Fuels — 2.9%
Centrus Energy Corp. - Class A (a) (b)	15,783	4,893,835
Expand Energy Corp.	17,418	1,850,488
Gulfport Energy Corp. (a)	12,000	2,171,760
Matador Resources Co.	54,900	2,466,657
Permian Resources Corp.	325,792	4,170,138
Range Resources Corp.	99,408	3,741,717
Uranium Energy Corp. (a)	536,032	7,150,667
Viper Energy, Inc. - Class A	177,149	6,770,635
		33,215,897
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	19,603	1,741,531
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc. (a)	99,456	1,174,575
Personal Care Products — 0.7%
elf Beauty, Inc. (a) (b)	46,944	6,219,141
Interparfums, Inc.	20,287	1,995,835
		8,214,976
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals, Inc. (a) (b)	25,646	683,466
Axsome Therapeutics, Inc. (a)	35,200	4,275,040
Corcept Therapeutics, Inc. (a)	24,000	1,994,640
Crinetics Pharmaceuticals, Inc. (a) (b)	103,909	4,327,810
Prestige Consumer Healthcare, Inc. (a)	47,263	2,949,211
WaVe Life Sciences Ltd. (a) (b)	53,700	393,084
		14,623,251
Professional Services — 4.2%
Booz Allen Hamilton Holding Corp.	31,745	3,172,913
Broadridge Financial Solutions, Inc.	15,115	3,599,939
CACI International, Inc. - Class A (a)	2,359	1,176,622
ExlService Holdings, Inc. (a)	171,431	7,548,107
First Advantage Corp. (a) (b)	66,417	1,022,158
FTI Consulting, Inc. (a)	21,773	3,519,605
Genpact Ltd.	99,186	4,154,901
Huron Consulting Group, Inc. (a)	19,054	2,796,556
Legalzoom.com, Inc. (a)	139,100	1,443,858
Paylocity Holding Corp. (a)	11,841	1,885,916
TriNet Group, Inc. (b)	23,037	1,540,945
Upwork, Inc. (a) (b)	461,761	8,574,902
Security Description	Shares	Value
Professional Services—(Continued)
Verra Mobility Corp. (a)	295,807	$7,306,433
		47,742,855
Semiconductors & Semiconductor Equipment — 6.5%
Axcelis Technologies, Inc. (a)	52,717	5,147,288
Cirrus Logic, Inc. (a)	37,419	4,688,227
Credo Technology Group Holding Ltd. (a)	50,846	7,403,686
Entegris, Inc.	37,725	3,488,053
Impinj, Inc. (a)	17,600	3,181,200
Lattice Semiconductor Corp. (a)	82,121	6,021,112
MACOM Technology Solutions Holdings, Inc. (a)	53,985	6,720,593
MKS, Inc.	28,585	3,537,965
Monolithic Power Systems, Inc.	3,313	3,050,080
Onto Innovation, Inc. (a)	45,971	5,940,373
Photronics, Inc. (a)	104,834	2,405,940
Rambus, Inc. (a)	166,368	17,335,546
Rigetti Computing, Inc. (a) (b)	108,927	3,244,935
Veeco Instruments, Inc. (a) (b)	50,500	1,536,715
		73,701,713
Software — 9.8%
A10 Networks, Inc.	123,488	2,241,307
ACI Worldwide, Inc. (a)	93,862	4,953,098
Agilysys, Inc. (a)	39,648	4,172,952
Alarm.com Holdings, Inc. (a)	34,856	1,850,155
Appfolio, Inc. - Class A (a)	26,235	7,231,940
Aurora Innovation, Inc. (a) (b)	274,059	1,477,178
Bill Holdings, Inc. (a)	97,061	5,141,321
BlackLine, Inc. (a)	22,500	1,194,750
Box, Inc. - Class A (a)	88,867	2,867,738
CCC Intelligent Solutions Holdings, Inc. (a) (b)	655,928	5,975,504
Clearwater Analytics Holdings, Inc. - Class A (a)	226,007	4,072,646
Commvault Systems, Inc. (a)	36,872	6,960,696
Core Scientific, Inc. (a) (b)	39,600	710,424
CyberArk Software Ltd. (a)	4,348	2,100,736
Descartes Systems Group, Inc. (a)	63,698	6,002,263
D-Wave Quantum, Inc. (a) (b)	65,116	1,609,016
Dynatrace, Inc. (a)	27,683	1,341,241
Freshworks, Inc. - Class A (a)	145,300	1,710,181
InterDigital, Inc. (b)	43,967	15,178,727
Manhattan Associates, Inc. (a)	14,408	2,953,352
MARA Holdings, Inc. (a) (b)	128,102	2,339,143
Monday.com Ltd. (a)	8,840	1,712,220
Nutanix, Inc. - Class A (a)	57,405	4,270,358
Pegasystems, Inc.	42,134	2,422,705
PTC, Inc. (a)	31,425	6,379,904
Q2 Holdings, Inc. (a) (b)	51,948	3,760,516
Qualys, Inc. (a)	15,364	2,033,118
Riot Platforms, Inc. (a)	48,800	928,664
SoundHound AI, Inc. - Class A (a) (b)	111,200	1,788,096
SPS Commerce, Inc. (a)	19,621	2,043,331
Teradata Corp. (a)	29,400	632,394
Workiva, Inc. (a)	40,524	3,488,306
		111,543,980
BHFTII-249

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialized REITs — 0.4%
Lamar Advertising Co. - Class A (b)	21,563	$2,639,742
Smartstop Self Storage REIT, Inc. (b)	50,837	1,913,505
		4,553,247
Specialty Retail — 1.0%
Abercrombie & Fitch Co. - Class A (a)	54,446	4,657,855
Asbury Automotive Group, Inc. (a)	7,261	1,774,952
Boot Barn Holdings, Inc. (a)	3,400	563,448
Build-A-Bear Workshop, Inc.	11,200	730,352
Group 1 Automotive, Inc.	8,561	3,745,523
		11,472,130
Technology Hardware, Storage & Peripherals — 0.7%
IonQ, Inc. (a)	117,264	7,211,736
Pure Storage, Inc. - Class A (a)	14,147	1,185,660
		8,397,396
Textiles, Apparel & Luxury Goods — 0.6%
Birkenstock Holding PLC (a)	75,796	3,429,769
Crocs, Inc. (a)	21,275	1,777,526
Deckers Outdoor Corp. (a)	14,181	1,437,528
		6,644,823
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	35,661	9,309,304
FTAI Aviation Ltd.	17,206	2,870,993
SiteOne Landscape Supply, Inc. (a)	40,550	5,222,840
		17,403,137
Water Utilities — 0.0%
California Water Service Group	9,100	417,599
Total Common Stocks (Cost $907,332,688)		1,128,702,211

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.6%
Short-Term Investment Funds—0.6%
T. Rowe Price Government Reserve Fund
4.161% (e) (f)	7,072,414	7,072,414
Total Short-Term Investments (Cost $7,072,414)		7,072,414

Securities Lending Reinvestments (g)—2.4%
Certificates of Deposit—0.9%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (h)	2,000,000	2,000,504
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce (NY)
4.510%, SOFR + 0.380%, 08/11/26 (h)	1,300,000	$1,301,008
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (h)	1,000,000	1,000,967
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (h)	2,000,000	2,000,170
4.380%, SOFR + 0.220%, 12/15/25 (h)	1,000,000	1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (h)	1,000,000	1,000,055
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (h)	1,000,000	1,000,174
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (h)	1,000,000	1,000,277
		10,303,286
Repurchase Agreements—1.5%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $4,095,671; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $400,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $408,000	400,000	400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,079,209; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $1,100,665	1,079,084	1,079,083
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $4,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $4,448,751	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $400,045; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $408,000	400,000	400,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $2,100,248; collateralized by various Common Stock with an aggregate market value of $2,336,128	2,100,000	2,100,000
BHFTII-250

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,200,489; collateralized by various Common Stock with an aggregate market value of $4,620,538	4,200,000	$4,200,000
		17,179,083
Total Securities Lending Reinvestments (Cost $27,479,083)		27,482,369
Total Investments—102.7% (Cost $941,884,185)		1,163,256,994
Other assets and liabilities (net)—(2.7)%		(31,053,232)
Net Assets—100.0%		$1,132,203,762

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $61,979,763 and the collateral received consisted of cash in the amount of
$27,479,083 and non-cash collateral with a value of $36,789,220. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of September 30, 2025
T. Rowe Price Government Reserve Fund	$3,940,251	$133,839,137	$(130,706,974)	$7,072,414

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
T. Rowe Price Government Reserve Fund	$223,091	7,072,414
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,128,702,211	$—	$—	$1,128,702,211
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	7,072,414	—	—	7,072,414
Total Securities Lending Reinvestments*	—	27,482,369	—	27,482,369
Total Investments	$1,135,774,625	$27,482,369	$0	$1,163,256,994
Collateral for Securities Loaned (Liability)	$—	$(27,479,083)	$—	$(27,479,083)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-251

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Chemicals — 7.5%
Corteva, Inc.	138,233	$9,348,698
FMC Corp. (a)	411,600	13,842,108
Mosaic Co.	402,800	13,969,104
Nutrien Ltd.	358,423	21,043,014
		58,202,924
Construction & Engineering — 0.7%
MasTec, Inc. (b)	24,700	5,256,407
Construction Materials — 0.8%
Titan America SA (a) (b)	413,100	6,171,714
Containers & Packaging — 1.4%
Ball Corp.	126,700	6,388,214
Graphic Packaging Holding Co. (a)	245,400	4,802,478
		11,190,692
Electrical Equipment — 1.3%
Nexans SA	66,770	9,966,780
Soltec Power Holdings SA (a) (b) (c) (d)	113,989	21,413
		9,988,193
Energy Equipment & Services — 2.1%
Baker Hughes Co.	77,000	3,751,440
Flowco Holdings, Inc. - Class A (a)	40,980	608,553
Solaris Energy Infrastructure, Inc. (a)	303,133	12,116,226
		16,476,219
Food Products — 6.6%
Archer-Daniels-Midland Co. (a)	114,600	6,846,204
Hormel Foods Corp. (a)	212,400	5,254,776
JBS NV - Class A (b)	1,557,350	23,251,236
Tyson Foods, Inc. - Class A	294,000	15,964,200
		51,316,416
Independent Power and Renewable Electricity Producers — 2.3%
Ormat Technologies, Inc. (a)	184,700	17,777,375
Marine Transportation — 1.1%
Kirby Corp. (a) (b)	102,731	8,572,902
Metals & Mining — 39.8%
Agnico Eagle Mines Ltd.	150,133	25,306,418
Alamos Gold, Inc. - Class A	439,300	15,313,998
Alcoa Corp.	281,500	9,258,535
Anglo American PLC	510,882	19,234,666
Antofagasta PLC	83,800	3,121,584
ArcelorMittal SA (NY Registry Shares) (a)	320,900	11,600,535
Barrick Mining Corp.	691,735	22,668,156
Capstone Copper Corp. (a) (b)	1,184,600	10,061,056
Commercial Metals Co.	68,700	3,935,136
First Quantum Minerals Ltd. (b)	485,900	10,990,969
Franco-Nevada Corp. (a)	84,600	18,858,186
Freeport-McMoRan, Inc.	550,103	21,575,040
Glencore PLC (b)	4,177,900	19,307,118
Gold Fields Ltd. (ADR)	405,500	17,014,780
Ivanhoe Electric, Inc. (a) (b)	412,000	5,170,600
Kinross Gold Corp.	1,049,600	26,082,560
Newmont Corp.	278,717	23,498,630
NGEx Minerals Ltd. (b)	32,754	610,740
Northam Platinum Holdings Ltd.	445,448	7,251,511
Pan American Silver Corp. (a)	334,000	12,935,820
Security Description	Shares	Value
Metals & Mining—(Continued)
Rio Tinto PLC (ADR) (a)	60,300	$3,980,403
Steel Dynamics, Inc.	25,000	3,485,750
Teck Resources Ltd. - Class B	189,700	8,325,933
Valterra Platinum Ltd.	128,022	9,153,144
		308,741,268
Oil, Gas & Consumable Fuels — 30.8%
Antero Resources Corp. (b)	89,500	3,003,620
ARC Resources Ltd.	169,900	3,098,413
Cameco Corp.	92,600	7,765,436
Cenovus Energy, Inc.	196,100	3,331,739
Chevron Corp.	105,800	16,429,682
ConocoPhillips	53,522	5,062,646
Diamondback Energy, Inc. (a)	24,378	3,488,492
Energy Fuels, Inc. (a) (b)	146,400	2,247,240
EQT Corp.	286,800	15,610,524
Expand Energy Corp.	139,200	14,788,608
Exxon Mobil Corp.	279,258	31,486,339
Marathon Petroleum Corp.	42,900	8,268,546
Permian Resources Corp.	262,070	3,354,496
PetroChina Co. Ltd. - Class H	9,426,000	8,576,584
Phillips 66 Co.	117,600	15,995,952
Shell PLC (ADR) (a)	478,000	34,191,340
Suncor Energy, Inc.	285,300	11,939,263
TotalEnergies SE	336,100	20,509,148
Uranium Energy Corp. (b)	146,400	1,952,976
Valero Energy Corp.	106,200	18,081,612
Yellow Cake PLC (a) (b)	1,334,900	10,248,982
		239,431,638
Paper & Forest Products — 2.8%
Suzano SA	1,437,700	13,479,493
West Fraser Timber Co. Ltd. (a)	118,700	8,069,416
		21,548,909
Specialized REITs — 1.4%
Weyerhaeuser Co. (a)	451,000	11,180,290
Water Utilities — 0.4%
WaterBridge Infrastructure LLC - Class A (b)	110,700	2,791,854
Total Common Stocks (Cost $632,947,198)		768,646,801

Short-Term Investments—0.7%
Short-Term Investment Funds—0.7%
Invesco Treasury Portfolio, Institutional Class
3.990% (e)	5,071,555	5,071,555
Total Short-Term Investments (Cost $5,071,555)		5,071,555

Securities Lending Reinvestments (f)—9.3%
Short-Term Investment Funds—1.2%
Allspring Government Money Market Fund, Select Class 4.070% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (e)	1,000,000	1,000,000
BHFTII-252

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (e)	1,000,000	$1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (e)	1,000,000	1,000,000
		9,000,000

Certificates of Deposit—0.9%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (g)	2,000,000	2,000,504
Canadian Imperial Bank of Commerce (NY)
4.510%, SOFR + 0.380%, 08/11/26 (g)	1,000,000	1,000,775
Mizuho Bank Ltd.
4.450%, SOFR + 0.290%, 11/13/25 (g)	2,000,000	2,000,266
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (g)	1,000,000	1,000,131
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (g)	1,000,000	1,000,277
		7,001,953
Repurchase Agreements—6.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $5,200,610; collateralized by various Common Stock with an aggregate market value of $5,784,146	5,200,000	5,200,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $6,000,712; collateralized by various Common Stock with an aggregate market value of $6,674,015	6,000,000	6,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $5,119,589; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $900,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $918,000	900,000	900,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $7,287,393; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $7,432,276	7,286,545	7,286,545
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $7,000,833; collateralized by various Common Stock with an aggregate market value of $7,805,660	7,000,000	$7,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $7,005,853; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $7,785,315	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $900,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $918,000	900,000	900,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $6,025,713; collateralized by various Common Stock with an aggregate market value of $6,702,463	6,025,000	6,025,000
		49,311,545
Time Deposits—0.9%
Banco Santander SA
4.090%, 10/01/25	2,000,000	2,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,200,000	1,200,000
DNB Bank ASA
4.040%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
		7,200,000
Total Securities Lending Reinvestments (Cost $72,511,567)		72,513,498
Total Investments—109.0% (Cost $710,530,320)		846,231,854
Other assets and liabilities (net)—(9.0)%		(70,096,590)
Net Assets—100.0%		$776,135,264

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $107,492,615 and the collateral received consisted of cash in the amount of $72,511,576 and non-cash collateral with a value of $37,600,513. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities
BHFTII-253

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Country Diversification as of September 30, 2025 (Unaudited)	% of Net Assets
United States	51.9
Canada	25.2
South Africa	6.8
France	3.9
Australia	3.0
Brazil	1.7
Luxembourg	1.5
Zambia	1.4
United Kingdom	1.3
China	1.1
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$58,202,924	$—	$—	$58,202,924
Construction & Engineering	5,256,407	—	—	5,256,407
Construction Materials	6,171,714	—	—	6,171,714
Containers & Packaging	11,190,692	—	—	11,190,692
Electrical Equipment	—	9,966,780	21,413	9,988,193
Energy Equipment & Services	16,476,219	—	—	16,476,219
Food Products	51,316,416	—	—	51,316,416
Independent Power and Renewable Electricity Producers	17,777,375	—	—	17,777,375
Marine Transportation	8,572,902	—	—	8,572,902
Metals & Mining	250,673,245	58,068,023	—	308,741,268
Oil, Gas & Consumable Fuels	200,096,924	39,334,714	—	239,431,638
Paper & Forest Products	21,548,909	—	—	21,548,909
Specialized REITs	11,180,290	—	—	11,180,290
Water Utilities	2,791,854	—	—	2,791,854
Total Common Stocks	661,255,871	107,369,517	21,413	768,646,801
Total Short-Term Investments*	5,071,555	—	—	5,071,555
Securities Lending Reinvestments
Short-Term Investment Funds	9,000,000	—	—	9,000,000
Certificates of Deposit	—	7,001,953	—	7,001,953
Repurchase Agreements	—	49,311,545	—	49,311,545
Time Deposits	—	7,200,000	—	7,200,000
Total Securities Lending Reinvestments	9,000,000	63,513,498	—	72,513,498
Total Investments	$675,327,426	$170,883,015	$21,413	$846,231,854
Collateral for Securities Loaned (Liability)	$—	$(72,511,576)	$—	$(72,511,576)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-254

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—49.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,030,000	$2,098,314
7.500%, 06/01/29 (144A) (a)	5,896,000	5,726,274
		7,824,588
Aerospace/Defense — 0.5%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A) (a)	1,120,000	1,152,956
Bombardier, Inc.
6.750%, 06/15/33 (144A) (a)	1,050,000	1,095,736
7.000%, 06/01/32 (144A)	3,540,000	3,699,948
7.250%, 07/01/31 (144A) (a)	2,636,000	2,794,245
7.875%, 04/15/27 (144A) (a)	393,000	394,718
		9,137,603
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,630,000	1,665,823
Airlines — 1.0%
Air Canada
3.875%, 08/15/26 (144A) (a)	3,133,000	3,104,566
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	1,590,000	1,628,883
8.500%, 05/15/29 (144A) (a)	2,590,000	2,701,766
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	2,970,000	2,981,361
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	1,600,000	1,622,835
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,424,249
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
11.000%, 4.000% PIK, 03/12/30 (144A) † (b) (c)	5,897,542	2,495,368
United Airlines, Inc.
4.375%, 04/15/26 (144A)	1,490,000	1,487,712
		18,446,740
Auto Manufacturers — 0.8%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	3,420,000	3,581,947
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,660,000	2,505,946
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	10,020,000	8,642,250
		14,730,143
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A)	660,000	658,886
7.750%, 10/15/33 (144A)	3,170,000	3,194,712
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	2,280,000	2,297,389
6.250%, 08/15/33 (144A)	1,920,000	1,960,677
ZF North America Capital, Inc.
6.750%, 04/23/30 (144A) (a)	4,440,000	4,332,904
6.875%, 04/23/32 (144A) (a)	1,810,000	1,732,906
Security Description	Principal Amount*	Value
Auto Parts & Equipment—(Continued)
ZF North America Capital, Inc.
7.125%, 04/14/30 (144A) (a)	3,850,000	$3,812,241
7.500%, 03/24/31 (144A)	2,220,000	2,204,885
		20,194,600
Banks — 3.6%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (d)	2,150,000	2,205,773
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (a) (d)	3,340,000	3,584,435
8.625%, 5Y H15 + 4.389%, 10/27/82 (d)	900,000	956,351
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (d)	5,480,000	5,381,360
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (d)	530,000	561,213
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (d)	1,920,000	2,067,840
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (d)	2,400,000	2,390,657
HSBC Holdings PLC
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (d)	390,000	391,514
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (d)	670,000	684,388
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A) (a)	8,720,000	10,773,798
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (d)	2,600,000	2,809,199
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (d)	4,580,000	6,521,826
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (d)	6,600,000	8,512,211
PNC Financial Services Group, Inc.
5.068%, SOFR + 1.933%, 01/24/34 (d)	1,810,000	1,846,855
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (d)	2,812,000	2,972,089
Truist Financial Corp.
5.867%, SOFR + 2.361%, 06/08/34 (d)	1,730,000	1,832,980
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (d)	2,890,000	2,961,528
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (d)	3,000,000	3,086,868
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (d)	2,500,000	2,698,025
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (d)	4,090,000	4,505,192
		66,744,102
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A) (a)	1,730,000	1,728,571
Building Materials — 0.4%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,184,000	2,053,915
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	4,720,000	4,889,184
		6,943,099
BHFTII-255

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals — 0.4%
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	$1,656,209
OCP SA
6.750%, 05/02/34 (144A) (a)	5,100,000	5,544,102
		7,200,311
Commercial Services — 2.3%
Block, Inc.
6.000%, 08/15/33 (144A) (a)	3,850,000	3,942,554
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	1,020,000	1,082,112
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	6,300,000	5,968,579
CoreCivic, Inc.
4.750%, 10/15/27	8,126,000	8,008,262
8.250%, 04/15/29 (a)	1,150,000	1,214,926
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A) (a)	610,000	651,933
8.625%, 05/15/32 (144A) (a)	3,330,000	3,595,214
GEO Group, Inc.
10.250%, 04/15/31	3,500,000	3,851,113
Herc Holdings, Inc.
7.000%, 06/15/30 (144A)	2,030,000	2,108,614
7.250%, 06/15/33 (144A)	680,000	709,853
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,561,062
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A) (a)	4,030,000	4,130,206
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	810,000	990,212
6.750%, 08/15/32 (144A) (a)	2,030,000	2,098,799
United Rentals North America, Inc.
6.000%, 12/15/29 (144A) (a)	3,260,000	3,356,851
Vortex Opco LLC
8.000%, 04/30/30 (144A)	2,837,802	276,686
		43,546,976
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (c)	263,781	322,472
Distribution/Wholesale — 0.0%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) † (c)	4	4
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (d)	3,060,000	3,202,893
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,567,478
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A) (a)	2,830,000	3,007,062
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A) (a)	1,890,000	1,915,627
6.750%, 05/01/33 (144A) (a)	1,580,000	1,641,042
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Jane Street Group/JSG Finance, Inc.
7.125%, 04/30/31 (144A) (a)	2,369,000	$2,484,826
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	2,610,000	2,552,412
Mcclatchy Media Co. LLC
11.000%, 12.500% PIK, 12/01/31 (144A) † (c)	30,922,093	34,555,439
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	2,165,000	2,150,172
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	2,480,000	2,545,274
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	4,370,000	4,167,785
Stonex Escrow Issuer LLC
6.875%, 07/15/32 (144A) (a)	1,600,000	1,646,906
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A) (a)	850,000	879,141
		64,316,057
Electric — 2.4%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,046,924
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	4,857,000	5,013,835
Edison International
5.375%, 5Y H15 + 4.698%, 03/09/26 (d)	3,501,000	3,399,016
FirstEnergy Corp.
2.650%, 03/01/30 (a)	1,000,000	927,795
Lightning Power LLC
7.250%, 08/15/32 (144A) (a)	7,985,000	8,453,847
NRG Energy, Inc.
5.750%, 01/15/34 (144A)	1,730,000	1,728,234
6.000%, 01/15/36 (144A)	8,420,000	8,421,209
6.250%, 11/01/34 (144A) (a)	2,010,000	2,060,433
Pampa Energia SA
7.875%, 12/16/34 (144A)	950,000	936,700
7.950%, 09/10/31 (144A)	2,410,000	2,453,380
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	289,294	257,472
Southern California Edison Co.
3.900%, 03/15/43	827,000	647,091
TransAlta Corp.
6.500%, 03/15/40 (a)	3,619,000	3,591,977
7.750%, 11/15/29	1,320,000	1,372,537
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A)	1,930,000	1,889,587
6.875%, 04/15/32 (144A) (a)	2,940,000	3,074,878
		45,274,915
Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	740,139	706,033
Engineering & Construction — 1.4%
Gatwick Airport Finance PLC
4.375%, 04/07/26 (GBP)	5,030,000	6,732,328
BHFTII-256

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	3,230,000	$3,267,581
TopBuild Corp.
3.625%, 03/15/29 (144A)	2,000,000	1,917,418
4.125%, 02/15/32 (144A)	90,000	84,371
5.625%, 01/31/34 (144A)	4,460,000	4,443,787
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	8,802,000	9,857,990
		26,303,475
Entertainment — 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,597,550
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A) (a)	2,390,000	2,067,015
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A) (a)	200,000	203,998
7.000%, 02/15/30 (144A) (a)	2,090,000	2,149,789
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (a)	4,650,000	4,719,843
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A)	2,420,000	2,424,114
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250%, 10/15/30 (144A)	3,500,000	3,531,208
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (a)	3,136,000	2,873,360
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	2,970,000	3,196,747
		22,763,624
Environmental Control — 0.5%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,098,000	2,080,565
GFL Environmental, Inc.
4.000%, 08/01/28 (144A) (a)	2,120,000	2,069,715
6.750%, 01/15/31 (144A) (a)	2,010,000	2,103,305
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A) (a)	3,180,000	3,315,783
		9,569,368
Food — 0.2%
Co-Operative Group Holdings Ltd.
7.500%, 07/08/26 (GBP) (e)	2,410,000	3,272,900
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	1,360,000	1,303,789
		4,576,689
Food Service — 0.3%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	4,120,000	4,155,292
10.500%, 05/15/29 (144A)	2,120,000	2,171,064
		6,326,356
Security Description	Principal Amount*	Value
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	$1,965,166
Gas — 0.6%
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36 (144A)	10,500,000	11,152,859
7.750%, 05/01/35 (144A) (a)	695,000	784,452
		11,937,311
Healthcare-Products — 0.3%
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	3,070,000	3,043,454
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	2,300,000	2,358,431
		5,401,885
Healthcare-Services — 1.5%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (c)	4,802,000	4,485,521
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A) (a)	3,910,000	3,537,159
6.125%, 04/01/30 (144A) (a)	880,000	638,294
6.875%, 04/15/29 (144A) (a)	5,290,000	4,205,550
9.750%, 01/15/34 (144A) (a)	4,350,000	4,456,575
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	4,800,000	5,198,102
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	5,020,000	5,271,090
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,196,990
		28,989,281
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A) (a)	1,866,000	1,902,422
Home Builders — 0.3%
Dream Finders Homes, Inc.
6.875%, 09/15/30 (144A) (a)	2,870,000	2,887,076
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	2,044,614
		4,931,690
Insurance — 0.3%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	740,000	772,279
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A)	5,795,000	4,912,916
		5,685,195
Internet — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	2,020,000	1,963,190
Gen Digital, Inc.
6.250%, 04/01/33 (144A)	2,880,000	2,940,132
BHFTII-257

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Getty Images, Inc.
11.250%, 02/21/30 (144A)	1,140,000	$1,088,620
		5,991,942
IT Services — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	3,380,000	3,300,500
Leisure Time — 1.9%
Carnival Corp.
5.125%, 05/01/29 (144A)	2,900,000	2,900,000
6.125%, 02/15/33 (144A) (a)	4,900,000	5,022,676
NCL Corp. Ltd.
5.875%, 01/15/31 (144A)	760,000	759,972
6.250%, 09/15/33 (144A) (a)	520,000	522,691
6.750%, 02/01/32 (144A) (a)	4,110,000	4,226,854
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A) (a)	1,020,000	1,040,073
6.000%, 02/01/33 (144A)	2,980,000	3,055,935
6.250%, 03/15/32 (144A)	4,990,000	5,151,770
Viking Cruises Ltd.
5.875%, 10/15/33 (144A)	3,430,000	3,432,407
7.000%, 02/15/29 (144A)	110,000	110,556
9.125%, 07/15/31 (144A) (a)	5,680,000	6,096,458
VOC Escrow Ltd.
5.000%, 02/15/28 (144A) (a)	2,490,000	2,483,226
		34,802,618
Lodging — 0.8%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	7,715,000	7,159,935
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A) (a)	220,000	201,323
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A) (a)	600,000	588,413
6.500%, 09/24/33 (144A)	2,310,000	2,311,825
7.625%, 04/17/32 (144A) (a)	2,540,000	2,660,882
Sands China Ltd.
2.300%, 03/08/27	200,000	194,228
2.850%, 03/08/29 (a)	1,240,000	1,166,614
3.250%, 08/08/31 (a)	470,000	431,881
5.400%, 08/08/28 (a)	1,020,000	1,043,563
		15,758,664
Machinery-Diversified — 0.4%
Esab Corp.
6.250%, 04/15/29 (144A)	940,000	965,665
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	5,885,000	5,864,192
		6,829,857
Media — 2.4%
AMC Networks, Inc.
10.250%, 01/15/29 (144A) (a)	1,080,000	1,138,050
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	4,630,000	4,265,301
Security Description	Principal Amount*	Value
Media—(Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38	1,130,000	$1,065,770
CSC Holdings LLC
6.500%, 02/01/29 (144A) (a)	5,950,000	4,397,499
11.750%, 01/31/29 (144A)	10,880,000	9,149,472
Directv Financing LLC
8.875%, 02/01/30 (144A)	2,570,000	2,538,444
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A) (a)	1,970,000	1,967,108
DISH DBS Corp.
5.250%, 12/01/26 (144A)	140,000	137,563
5.750%, 12/01/28 (144A)	2,570,000	2,463,705
DISH Network Corp.
11.750%, 11/15/27 (144A) (a)	4,260,000	4,508,175
Gray Media, Inc.
7.250%, 08/15/33 (144A) (a)	2,070,000	2,051,272
9.625%, 07/15/32 (144A) (a)	2,110,000	2,155,656
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,871,679
iHeartCommunications, Inc.
9.125%, 05/01/29 (144A) (a)	855,000	768,975
Time Warner Cable LLC
5.875%, 11/15/40	1,702,000	1,626,896
6.750%, 06/15/39	1,970,000	2,061,054
Univision Communications, Inc.
9.375%, 08/01/32 (144A) (a)	1,540,000	1,641,127
Virgin Media Finance PLC
5.000%, 07/15/30 (144A) (a)	1,080,000	1,003,113
		44,810,859
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A) (a)	2,273,000	2,267,286
Park-Ohio Industries, Inc.
8.500%, 08/01/30 (144A) (a)	5,270,000	5,463,040
		7,730,326
Mining — 1.6%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (b) (f) (g)	931,574	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,411,140
First Quantum Minerals Ltd.
7.250%, 02/15/34 (144A) (a)	2,590,000	2,677,938
8.000%, 03/01/33 (144A)	4,040,000	4,265,662
8.625%, 06/01/31 (144A) (a)	2,980,000	3,131,274
9.375%, 03/01/29 (144A)	5,050,000	5,352,116
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,423,321
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	5,181,000	4,990,239
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,014,000	2,030,437
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (b)	8,475,000	85
BHFTII-258

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Mining—(Continued)
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	$1,819,533
		30,101,745
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A) (a)	1,990,000	2,043,785
6.250%, 03/15/33 (144A) (a)	970,000	998,417
		3,042,202
Multi-National — 1.1%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	19,949,922
Oil & Gas — 6.1%
Chord Energy Corp.
6.000%, 10/01/30 (144A)	1,800,000	1,787,467
6.750%, 03/15/33 (144A)	2,510,000	2,543,104
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	2,170,000	2,112,852
8.375%, 01/15/34 (144A) (a)	2,470,000	2,502,598
Devon Energy Corp.
5.600%, 07/15/41 (a)	4,300,000	4,139,482
Ecopetrol SA
8.375%, 01/19/36 (a)	5,570,000	5,752,602
EQT Corp.
7.500%, 06/01/27	1,660,000	1,692,313
Expand Energy Corp.
4.750%, 02/01/32	5,550,000	5,454,401
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	308,261
6.375%, 10/24/48 (144A)	1,060,000	1,053,480
Nabors Industries, Inc.
8.875%, 08/15/31 (144A) (a)	3,040,000	2,831,182
Noble Finance II LLC
8.000%, 04/15/30 (144A)	2,150,000	2,225,377
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	2,860,000	2,848,684
8.125%, 03/01/28 (144A) (a)	5,170,000	5,242,995
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,212,542
6.450%, 09/15/36 (a)	1,472,000	1,564,246
7.150%, 05/15/28	6,482,000	6,851,344
7.950%, 06/15/39	8,859,000	10,393,175
Pan American Energy LLC
8.500%, 04/30/32 (144A)	3,330,000	3,480,682
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, 02/15/28 (a)	1,130,000	1,123,056
Permian Resources Operating LLC
5.875%, 07/01/29 (144A) (a)	1,310,000	1,315,864
6.250%, 02/01/33 (144A) (a)	680,000	692,685
7.000%, 01/15/32 (144A) (a)	6,840,000	7,094,024
8.000%, 04/15/27 (144A)	700,000	710,872
9.875%, 07/15/31 (144A) (a)	1,895,000	2,061,368
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	717,485
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Petrobras Global Finance BV
6.850%, 06/05/2115 (a)	6,170,000	$5,789,278
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,808,602
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,820,000	2,758,316
8.250%, 01/15/29 (a)	4,610,000	4,718,293
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A)	4,498,000	4,718,286
Sunoco LP
5.625%, 03/15/31 (144A)	2,870,000	2,848,828
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (d)	4,774,000	4,849,000
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A) (a)	3,930,000	3,714,362
YPF SA
6.950%, 07/21/27 (144A)	3,160,000	3,139,719
		114,056,825
Oil & Gas Services — 0.1%
WBI Operating LLC
6.500%, 10/15/33 (144A)	2,460,000	2,460,000
Packaging & Containers — 0.2%
ARD Finance SA
6.500%, 7.250% PIK, 06/30/27 (144A) (c)	2,018,770	50,469
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, 06/15/27 (144A)	3,060,000	3,059,262
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	3,680,000	1,398,400
5.250%, 08/15/27 (144A)	650,000	247,000
		4,755,131
Pharmaceuticals — 1.0%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) (a)	5,120,000	5,248,266
Bausch Health Cos., Inc.
6.250%, 02/15/29 (144A)	580,000	452,676
7.000%, 01/15/28 (144A)	2,160,000	1,923,005
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	350,000	366,478
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	7,590,000	5,664,494
6.000%, 12/01/32	1,720,000	1,791,356
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30 (a)	3,070,000	3,161,821
		18,608,096
Pipelines — 3.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,930,000	3,081,376
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	227,579
Energy Transfer LP
5.350%, 05/15/45	5,000,000	4,586,361
6.250%, 04/15/49	550,000	555,176
BHFTII-259

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (d)	11,670,000	$11,590,238
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27	590,730	575,767
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A) (a)	2,140,000	2,181,891
7.375%, 07/15/32 (144A) (a)	2,070,000	2,148,712
Plains All American Pipeline LP
8.583%, 3M TSFR + 4.372%, 10/30/25 (d)	4,228,000	4,234,338
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A) (a)	3,160,000	3,252,285
7.500%, 07/15/38 (144A) (a)	1,200,000	1,276,723
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	29,014
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A) (a)	1,030,000	1,017,155
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	2,200,000	1,982,255
4.125%, 08/15/31 (144A) (a)	3,210,000	3,029,752
Venture Global LNG, Inc.
9.500%, 02/01/29 (144A) (a)	7,300,000	8,044,782
9.875%, 02/01/32 (144A) (a)	4,550,000	4,953,691
Western Midstream Operating LP
5.300%, 03/01/48	3,460,000	3,009,804
5.450%, 04/01/44 (a)	9,160,000	8,304,686
		64,081,585
Real Estate — 0.3%
Country Garden Holdings Co. Ltd.
8.000%, 01/27/24 (b)	1,110,000	88,800
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	2,229,000	2,249,286
Five Point Operating Co. LP
8.000%, 10/01/30 (144A) (a)	2,520,000	2,557,224
		4,895,310
Real Estate Investment Trusts — 1.3%
Arbor Realty SR, Inc.
7.875%, 07/15/30 (144A) (a)	1,350,000	1,419,443
Diversified Healthcare Trust
7.250%, 10/15/30 (144A) (a)	1,930,000	1,961,516
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A) (a)	1,940,000	2,033,866
Millrose Properties, Inc.
6.250%, 09/15/32 (144A)	1,130,000	1,132,954
6.375%, 08/01/30 (144A)	3,880,000	3,945,921
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	5,893,000	5,708,712
8.500%, 02/15/32 (144A)	2,040,000	2,167,627
Service Properties Trust
5.500%, 12/15/27 (a)	1,466,000	1,438,996
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	2,190,000	2,299,599
Trust Fibra Uno
4.869%, 01/15/30 (144A)	2,120,000	2,078,349
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	431,000	$453,929
		24,640,912
Retail — 1.1%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	3,055,563
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A) (a)	7,420,000	7,828,100
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,595,000	1,761,507
Michaels Cos., Inc.
5.250%, 05/01/28 (144A)	1,830,000	1,684,348
Saks Global Enterprises LLC
11.000%, 12/15/29 (144A)	102,000	36,210
11.000%, 12/15/29 (144A) (a)	2,720,000	1,387,200
SGUS LLC
11.000%, 12/15/29 (144A)	1,165,273	1,098,475
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,210,000	2,102,793
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,238,376
		21,192,572
Semiconductors — 0.0%
Intel Corp.
5.700%, 02/10/53	980,000	947,732
Software — 0.6%
Citrix Systems, Inc.
4.500%, 12/01/27	1,800,000	1,718,532
Cloud Software Group, Inc.
6.625%, 08/15/33 (144A) (a)	1,680,000	1,710,180
8.250%, 06/30/32 (144A) (a)	2,960,000	3,139,830
CoreWeave, Inc.
9.000%, 02/01/31 (144A)	2,330,000	2,387,968
9.250%, 06/01/30 (144A) (a)	1,430,000	1,476,895
		10,433,405
Telecommunications — 1.9%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	6,569,325
Altice France Holding SA
10.500%, 05/15/27 (144A) (b)	4,770,000	1,694,198
Altice France SA
5.125%, 07/15/29 (144A)	950,000	811,300
5.500%, 10/15/29 (144A)	3,420,000	2,958,082
CommScope LLC
9.500%, 12/15/31 (144A)	5,450,000	5,641,301
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	2,207,950
EchoStar Corp.
10.750%, 11/30/29	5,266,400	5,793,935
BHFTII-260

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A)	1,990,000	$2,028,168
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,719,324
6.250%, 03/25/29 (144A) (a)	1,215,000	1,226,032
Viasat, Inc.
5.625%, 04/15/27 (144A) (a)	2,180,000	2,171,218
		34,820,833
Transportation — 0.5%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	6,363,000	5,915,285
XPO, Inc.
6.250%, 06/01/28 (144A) (a)	2,556,000	2,604,521
		8,519,806
Total Corporate Bonds & Notes (Cost $929,191,743)		920,865,341

Non-Agency Mortgage-Backed Securities—14.2%
Collateralized Mortgage Obligations — 5.4%
Angel Oak Mortgage Trust
4.116%, 01/25/67 (144A) (d)	3,225,010	3,019,274
Banc of America Funding Corp.
3.373%, 02/27/37 (144A) (d)	13,658,855	11,957,870
Banc of America Funding Trust
2.958%, 1M TSFR + 0.279%, 09/29/36 (144A) (d)	8,586,913	7,248,199
Banc of America Mortgage Trust
5.119%, 09/25/35 (d)	16,723	14,693
BCAP LLC Trust
4.209%, 05/26/47 (144A) (d)	2,262,610	2,030,851
Bear Stearns Asset-Backed Securities I Trust
17.738%, -4.33x 1M TSFR + 35.754%, 07/25/36 (d)	139,257	167,271
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (e)	2,753,096	2,770,978
7.103%, 10/25/63 (144A) (e)	2,516,246	2,550,118
CIM Trust
5.000%, 05/25/62 (144A) (d)	1,039,750	1,038,979
Citigroup Mortgage Loan Trust, Inc.
9.170%, 09/25/62 (144A) (e)	3,568,709	3,578,441
COLT Mortgage Loan Trust
6.303%, 07/25/69 (144A) (e)	3,262,494	3,298,354
6.586%, 02/25/69 (144A) (d)	1,580,000	1,593,686
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (e)	4,010,000	4,028,082
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,317,027	614,089
6.000%, 01/25/37	998,914	605,659
11.510%, -4x 1M TSFR + 28.142%, 07/25/36 (d)	1,363,710	1,458,388
Countrywide Alternative Loan Trust Resecuritization
3.948%, 08/25/37 (d)	1,848,940	801,692
GreenPoint MTA Trust
4.712%, 1M TSFR + 0.554%, 06/25/45 (d)	276,491	252,328
GSMPS Mortgage Loan Trust
4.672%, 1M TSFR + 0.514%, 04/25/36 (144A) (d)	581,342	501,143
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
6.272%, 1M TSFR + 2.114%, 10/25/37 (d)	437,868	$409,937
IndyMac INDX Mortgage Loan Trust
4.992%, 1M TSFR + 0.834%, 01/25/35 (d)	469,415	360,148
Legacy Mortgage Asset Trust
7.844%, 10/25/66 (144A) (e)	3,124,144	3,124,052
Lehman XS Trust
4.672%, 1M TSFR + 0.514%, 08/25/46 (d)	572,596	560,713
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (e)	4,360,000	4,408,061
MASTR Seasoned Securitization Trust
6.035%, 10/25/32 (d)	969	967
Merrill Lynch Mortgage Investors Trust
5.674%, 08/25/33 (d)	102,259	95,449
MFA Trust
6.784%, 12/25/68 (144A) (e)	2,142,914	2,167,278
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (d)	2,860,000	2,470,883
3.500%, 12/25/58 (144A) (d)	1,890,540	1,776,234
3.750%, 11/25/58 (144A) (d)	1,606,377	1,552,940
3.985%, 04/25/62 (144A) (d)	3,592,462	3,319,391
4.250%, 09/25/56 (144A) (d)	3,682,260	3,607,327
NYMT Loan Trust
7.154%, 02/25/29 (144A) (e)	2,650,000	2,665,209
OBX Trust
5.949%, 02/25/63 (144A) (e)	691,941	693,338
PRKCM Trust
7.304%, 02/25/58 (144A) (e)	3,119,439	3,129,170
RALI Trust
4.168%, 11/25/37 (d)	1,627,759	1,357,498
Reperforming Loan Trust REMICS
1.728%, 03/25/35 (144A) (d) (h)	1,129,220	55,381
Sequoia Mortgage Trust
3.727%, 07/25/45 (144A) (d)	2,662	2,610
5.369%, 6M TSFR + 1.108%, 06/20/33 (d)	14,121	13,864
Structured Adjustable Rate Mortgage Loan Trust
5.895%, 1M TSFR + 1.614%, 09/25/37 (d)	983,133	920,265
Structured Asset Mortgage Investments II Trust
4.832%, 1M TSFR + 0.674%, 02/25/36 (d)	992,766	832,892
Towd Point Mortgage Trust
3.606%, 06/25/57 (144A) (d)	2,900,000	2,459,566
6.522%, 1M TSFR + 2.364%, 05/25/58 (144A) (d)	1,220,000	1,228,827
Verus Securitization Trust
5.774%, 05/25/65 (144A) (e)	3,842,846	3,869,414
6.118%, 01/25/69 (144A) (e)	2,963,528	2,979,436
6.845%, 04/25/69 (144A) (e)	2,659,625	2,695,841
6.968%, 12/25/68 (144A) (e)	1,475,490	1,493,802
WaMu Mortgage Pass-Through Certificates Trust
4.812%, 1M TSFR + 0.654%, 12/25/45 (d)	104,125	105,551
4.873%, 09/25/36 (d)	201,508	185,364
4.951%, 12M MTA + 0.798%, 03/25/47 (d)	532,627	499,916
5.232%, 1M TSFR + 1.074%, 12/25/45 (d)	3,988,473	3,623,862
5.471%, 08/25/33 (d)	332,053	323,944
		100,519,225
BHFTII-261

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 8.8%
280 Park Avenue Mortgage Trust
6.055%, 1M TSFR + 1.836%, 09/15/34 (144A) (d)	1,640,000	$1,610,275
ARES Commercial Mortgage Trust
5.593%, 1M TSFR + 1.443%, 10/15/34 (144A) (d)	2,360,000	2,361,475
Bank
4.000%, 11/15/32 (144A) (d)	4,930,000	3,703,523
4.000%, 02/15/56 (144A)	3,400,000	2,602,489
5.053%, 10/15/57	5,240,000	5,333,077
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,039,583
Bank5
5.000%, 12/15/57 (d)	3,200,000	2,537,369
Benchmark Mortgage Trust
3.666%, 01/15/51 (d)	1,210,000	1,191,861
6.363%, 07/15/56 (d)	1,120,000	1,174,122
BFLD Commercial Mortgage Trust
6.841%, 1M TSFR + 2.691%, 11/15/41 (144A) (d)	3,180,000	3,191,925
7.790%, 1M TSFR + 3.640%, 11/15/41 (144A) (d)	3,180,000	3,184,788
BOCA Commercial Mortgage Trust
8.587%, 1M TSFR + 4.437%, 08/15/41 (144A) (d)	3,670,000	3,711,294
BWAY Mortgage Trust
4.058%, 03/10/33 (144A) (d)	3,200,000	2,675,161
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (d)	9,066,697	8,226,557
6.346%, 1M TSFR + 2.196%, 04/15/34 (144A) (d)	7,780,000	7,585,500
7.838%, 1M TSFR + 3.688%, 05/15/34 (144A) (d)	4,086,206	4,104,083
7.840%, 1M TSFR + 3.690%, 04/15/40 (144A) (d)	5,341,073	5,341,072
7.970%, 08/13/41 (144A) (d)	3,110,000	3,094,568
BX Trust
6.840%, 1M TSFR + 2.690%, 04/15/41 (144A) (d)	4,198,316	4,210,484
Citigroup Commercial Mortgage Trust
3.110%, 04/10/48 (144A)	1,750,000	1,224,878
3.225%, 09/15/48 (144A)	1,102,721	1,064,137
6.015%, 10/12/40 (144A) (d)	1,120,000	1,154,377
CSMC Trust
3.160%, 12/15/41 (144A)	5,560,000	5,197,764
8.794%, PRIME + 1.294%, 07/15/32 (144A) (d)	700,000	696,399
11.794%, PRIME + 4.294%, 07/15/32 (144A) (d)	6,685,000	6,379,475
Dwight Issuer LLC
5.798%, 1M TSFR + 1.662%, 06/18/42 (144A) (d)	4,800,000	4,816,483
Extended Stay America Trust
6.750%, 1M TSFR + 2.600%, 10/15/42 (144A) (d)	3,570,000	3,581,152
7.965%, 1M TSFR + 3.814%, 07/15/38 (144A) (d)	3,465,864	3,465,864
Greystone CRE Notes
9.483%, 1M TSFR + 5.333%, 03/15/41 (144A) (d)	2,180,000	2,196,080
GS Mortgage Securities Corp. II
9.263%, 03/10/41 (144A) (d)	5,880,000	6,083,081
HIH Trust
9.587%, 1M TSFR + 5.437%, 10/15/41 (144A) (d)	4,236,591	4,257,774
HIT Trust
13.272%, 1M TSFR + 9.122%, 07/15/39 (144A) (d)	2,560,000	2,572,656
JP Morgan Chase Commercial Mortgage Securities Trust
4.886%, 01/15/49 (d)	568,000	544,483
8.681%, 1M TSFR + 4.529%, 11/15/38 (144A) (d)	3,760,000	3,767,050
KIND Trust
6.570%, 1M TSFR + 2.414%, 08/15/38 (144A) (d)	1,309,248	1,296,156
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
KIND Trust
7.520%, 1M TSFR + 3.364%, 08/15/38 (144A) (d)	2,687,926	$2,650,993
MF1 Trust
5.677%, 1M TSFR + 1.541%, 11/18/39 (144A) (d)	4,910,000	4,922,277
MHC Trust
6.215%, 1M TSFR + 2.064%, 05/15/38 (144A) (d)	4,496,000	4,503,025
MIC Trust
8.732%, 12/05/38 (144A) (d)	1,080,000	1,169,725
Morgan Stanley Capital I Trust
4.653%, 12/15/48 (d)	1,940,000	1,843,340
5.714%, 1M TSFR + 1.563%, 12/15/38 (144A) (d)	5,350,000	4,948,750
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,300,336
7.252%, 12/15/56 (d)	2,260,000	2,337,822
Multifamily Trust
9.625%, 04/25/46 (144A) (d)	2,035,588	2,024,646
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,204,250
RIDE
6.972%, 02/14/47 (144A) (d)	3,030,000	3,095,466
SMR Mortgage Trust
10.150%, 1M TSFR + 6.000%, 02/15/39 (144A) (d)	3,543,671	3,479,843
SMRT Commercial Mortgage Trust
6.101%, 1M TSFR + 1.950%, 01/15/39 (144A) (d)	2,290,000	2,278,550
7.501%, 1M TSFR + 3.350%, 01/15/39 (144A) (d)	5,070,000	4,943,250
SWCH Commercial Mortgage Trust
7.490%, 1M TSFR + 3.340%, 02/15/42 (144A) (d)	4,860,000	4,838,737
UBS Commercial Mortgage Trust
3.418%, 12/15/50	900,180	887,522
WB Commercial Mortgage Trust
8.278%, 03/15/40 (144A) (d)	1,100,000	1,102,793
		164,708,340
Total Non-Agency Mortgage-Backed Securities (Cost $260,678,468)		265,227,565

Floating Rate Loans (i)—12.9%
Advertising — 0.1%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.502%, 3M TSFR + 5.500%, 05/18/29	2,976,982	2,703,472
Apparel — 0.1%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 6.413%, 1M TSFR + 2.250%, 02/13/32	2,901,039	2,898,318
Auto Parts & Equipment — 0.2%
Clarios Global LP
2024 USD Term Loan B, 6.663%, 1M TSFR + 2.500%, 05/06/30	1,976,812	1,978,459
2025 USD Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/28/32	980,000	979,387
First Brands Group LLC
2021 Term Loan, 9.570%, 3M TSFR + 5.000%, 03/30/27	264,845	97,110
BHFTII-262

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment—(Continued)
First Brands Group LLC
2022 Incremental Term Loan, 9.570%, 3M TSFR + 5.000%, 03/30/27	2,336,833	$856,840
		3,911,796
Beverages — 0.3%
Celsius Holdings, Inc.
Term Loan, 7.291%, 3M TSFR + 3.000%, 04/01/32	2,883,327	2,894,140
Primo Brands Corp.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 03/31/28	1,985,000	1,986,949
		4,881,089
Building Materials — 0.1%
PHRG Intermediate LLC
2025 Fungible Add On Term Loan, 02/20/32 (j)	2,050,000	2,039,750
Chemicals — 0.2%
A-AP Buyer, Inc.
Term Loan B, 6.752%, 3M TSFR + 2.750%, 09/09/31	1,647,550	1,656,818
Natgasoline LLC
2025 Term Loan B, 9.502%, 3M TSFR + 5.500%, 03/29/30	1,604,687	1,608,699
		3,265,517
Commercial Services — 0.8%
Adtalem Global Education, Inc.
2024 1st Lien Term Loan B, 6.913%, 1M TSFR + 2.750%, 08/12/28	396,418	397,409
Boost Newco Borrower LLC
2025 USD Term Loan B2, 6.002%, 3M TSFR + 2.000%, 01/31/31	2,511,057	2,517,021
DS Parent, Inc.
Term Loan B, 9.502%, 3M TSFR + 5.500%, 01/31/31	4,769,625	4,411,903
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.129%, 6M TSFR + 2.000%, 10/13/30	2,221,973	2,219,989
Ryan LLC
Term Loan, 7.663%, 1M TSFR + 3.500%, 11/14/30	2,980,094	2,989,407
WW International, Inc.
2025 Takeback Term Loan, 10.803%, 3M TSFR + 6.800%, 06/24/30	3,065,676	2,789,765
		15,325,494
Computers — 0.4%
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 6.663%, 1M TSFR + 2.500%, 10/31/30	997,444	996,197
UST Holdings Ltd.
Term Loan, 7.136%, 1M TSFR + 3.000%, 11/20/28	1,912,102	1,900,152
X Corp.
2025 Fixed Term Loan, 9.500%, 10/26/29	3,160,000	3,177,775
Term Loan, 10.958%, 3M TSFR + 6.500%, 10/26/29	1,984,694	1,949,962
		8,024,086
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 12/11/30	990,013	$988,528
Diversified Financial Services — 1.2%
AqGen Island Holdings, Inc.
2024 Term Loan B, 7.163%, 1M TSFR + 3.000%, 08/02/28	1,407,144	1,407,437
Blackhawk Network Holdings, Inc.
2025 Term Loan B, 8.163%, 1M TSFR + 4.000%, 03/12/29	1,713,353	1,722,072
CFC Bidco Ltd.
Term Loan B, 8.041%, 3M TSFR + 3.750%, 07/01/32	4,060,000	3,973,725
Citadel Securities LP
2024 First Lien Term Loan, 6.163%, 1M TSFR + 2.000%, 10/31/31	2,880,399	2,888,629
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.913%, 1M TSFR + 2.750%, 09/15/31	3,352,315	3,356,173
Greystone Select Financial LLC
Term Loan B, 9.594%, 3M TSFR + 5.000%, 06/16/28	1,337,492	1,340,835
Jane Street Group LLC
2024 Term Loan B1, 6.199%, 3M TSFR + 2.000%, 12/15/31	4,001,141	3,976,446
VFH Parent LLC
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 06/21/31	3,170,000	3,177,925
		21,843,242
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 6.163%, 1M TSFR + 2.000%, 09/30/31	2,227,500	2,227,847
Engineering & Construction — 0.0%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.913% - 7.058%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 07/01/31 (k)	656,654	658,840
Entertainment — 1.3%
Allen Media LLC
2021 Term Loan B, 9.652%, 3M TSFR + 5.500%, 02/10/27	2,610,726	1,860,142
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.413%, 1M TSFR + 2.250%, 02/06/31	1,969,963	1,968,239
Term Loan B, 6.413%, 1M TSFR + 2.250%, 02/06/30	1,442,550	1,441,348
Catawba Nation Gaming Authority
Term Loan B, 8.913%, 1M TSFR + 4.750%, 03/29/32	2,150,000	2,144,625
EOC Borrower LLC
Term Loan B, 7.163%, 1M TSFR + 3.000%, 03/24/32	3,850,350	3,856,969
Flutter Financing BV
2024 Term Loan B, 5.752%, 3M TSFR + 1.750%, 11/30/30	1,987,020	1,983,916
2025 Term Loan B, 6.002%, 3M TSFR + 2.000%, 06/04/32	4,059,825	4,058,558
Peninsula Pacific Entertainment LLC
2025 Delayed Draw Term Loan, 08/13/32 (j)	576,668	577,389
2025 Term Loan B, 08/13/32 (j)	2,471,331	2,474,421
BHFTII-263

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Entertainment—(Continued)
TKO Worldwide Holdings LLC
2025 Term Loan, 6.038%, 3M TSFR + 2.000%, 11/21/31	3,933,451	$3,943,666
		24,309,273
Environmental Control — 0.5%
Liberty Tire Recycling Holdco LLC
2021 Term Loan, 8.778%, 1M TSFR + 4.500%, 05/05/28	2,881,427	2,881,427
LRS Holdings LLC
Term Loan B, 8.528%, 1M TSFR + 4.250%, 08/31/28	3,465,206	3,413,228
Madison IAQ LLC
2025 Term Loan B, 7.452%, 6M TSFR + 3.250%, 05/06/32	2,583,525	2,597,734
		8,892,389
Hand/Machine Tools — 0.2%
Dynamo Newco II GmbH
USD Term Loan B, 7.780%, 1M TSFR + 3.500%, 09/30/31	2,977,444	2,990,470
Healthcare-Products — 0.2%
Medline Borrower LP
2025 Term Loan B, 6.163%, 1M TSFR + 2.000%, 10/23/28	3,621,876	3,625,777
Healthcare-Services — 1.0%
Aveanna Healthcare LLC
2025 Term Loan B, 09/17/32 (j)	3,290,000	3,291,467
Global Medical Response, Inc.
2025 Term Loan B, 7.634%, 1M TSFR + 3.500%, 10/01/32	3,171,081	3,175,838
Knight Health Holdings LLC
Term Loan B, 9.528%, 1M TSFR + 5.250%, 12/23/28 †	1,387,980	461,503
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.068%, 3M TSFR + 3.750%, 05/19/31	2,876,065	2,873,269
2024 Incremental Term Loan B1, 7.660%, 3M TSFR + 3.500%, 05/19/31	1,296,927	1,292,527
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 9.170%, 3M TSFR + 4.600%, 12/31/30	1,953,597	1,800,562
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 02/21/31	1,125,350	1,127,320
Sotera Health Holdings LLC
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 05/30/31	2,131,908	2,139,902
Team Services Group
2024 Term Loan B, 9.558%, 3M TSFR + 5.250%, 12/20/27	873,400	872,308
Term Loan, 9.570%, 3M TSFR + 5.000%, 12/20/27	1,233,850	1,231,537
		18,266,233
Holding Companies-Diversified — 0.2%
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 08/16/32 (l)	463,750	459,634
Security Description	Principal Amount*	Value

Holding Companies-Diversified—(Continued)
GC Ferry Acquisition I, Inc.
Term Loan, 7.711%, 3M TSFR + 3.500%, 08/16/32	2,716,250	$2,692,143
		3,151,777
Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.280%, 1M TSFR + 3.000%, 07/31/28	1,314,183	1,318,525
Insurance — 0.8%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.163%, 1M TSFR + 3.000%, 11/06/30	2,421,554	2,421,051
AmWINS Group, Inc.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 01/30/32	3,834,753	3,836,191
Asurion LLC
2021 Second Lien Term Loan B4, 9.528%, 1M TSFR + 5.250%, 01/20/29	1,450,000	1,391,353
2021 Term Loan B9, 7.528%, 1M TSFR + 3.250%, 07/31/27	1,883,016	1,883,408
Howden Group Holdings Ltd.
2024 USD Term Loan B, 7.663%, 1M TSFR + 3.500%, 04/18/30	916,500	920,271
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.663%, 1M TSFR + 2.500%, 07/31/31	3,259,636	3,258,821
Truist Insurance Holdings LLC
2024 Term Loan B, 6.752%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,772,522
		15,483,617
Investment Companies — 0.2%
Nexus Buyer LLC
2025 Incremental Term Loan, 8.163%, 1M TSFR + 4.000%, 07/31/31	1,380,000	1,380,215
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 07/31/31	3,140,460	3,136,142
		4,516,357
Leisure Time — 0.3%
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 7.385%, 1M TSFR + 3.250%, 09/22/32	5,520,000	5,457,900
Media — 0.2%
Gray Television, Inc.
2021 Term Loan D, 7.395%, 1M TSFR + 3.000%, 12/01/28	1,067,650	1,068,911
2024 Term Loan B, 9.530%, 1M TSFR + 5.250%, 06/04/29	30,200	30,257
Learfield Communications LLC
2024 Term Loan B, 8.663%, 1M TSFR + 4.500%, 06/30/28	1,980,236	2,003,751
BHFTII-264

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Univision Communications, Inc.
2024 Term Loan B, 7.778%, 1M TSFR + 3.500%, 01/31/29	602,375	$601,246
		3,704,165
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, 7.413%, 1M TSFR + 3.250%, 04/01/32 (l)	68,013	67,978
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 04/01/32	3,880,966	3,878,983
		3,946,961
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 10.413%, 1M TSFR + 6.250%, 10/08/30	1,496,250	1,478,482
Gainwell Acquisition Corp.
Term Loan B, 8.102%, 3M TSFR + 4.000%, 10/01/27	1,551,854	1,531,486
		3,009,968
Real Estate Investment Trusts — 0.3%
KREF Holdings X LLC
2025 Term Loan, 6.663%, 1M TSFR + 2.500%, 03/05/32	3,226,913	3,225,574
Starwood Property Trust, Inc.
2025 Repriced Term Loan B, 5.913%, 1M TSFR + 1.750%, 11/18/27	1,917,388	1,917,388
		5,142,962
Retail — 0.7%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.413%, 1M TSFR + 2.250%, 06/11/31	982,519	966,124
Peer Holding III B.V.
2025 USD Term Loan B, 09/27/32 (j)	1,160,000	1,162,540
2025 USD Term Loan B4B, 6.502%, 3M TSFR + 2.500%, 10/28/30	1,917,303	1,922,096
2025 USD Term Loan B5B, 6.502%, 3M TSFR + 2.500%, 07/01/31	2,630,125	2,636,290
Spencer Spirit IH LLC
2024 Term Loan B, 8.967%, 1M TSFR + 4.750%, 07/15/31	2,973,573	2,978,539
Thermostat Purchaser III, Inc.
2024 Term Loan B, 8.252%, 3M TSFR + 4.250%, 08/31/28	2,977,387	2,989,481
		12,655,070
Software — 2.7%
Cloudera, Inc.
2021 Term Loan, 8.013%, 1M TSFR + 3.750%, 10/08/28	2,517,802	2,481,609
Cotiviti Corp.
2024 Term Loan, 7.030%, 1M TSFR + 2.750%, 05/01/31	3,814,727	3,782,539
2025 2nd Amendment Term Loan, 7.030%, 1M TSFR + 2.750%, 03/26/32	4,029,900	3,969,451
Security Description	Principal Amount*	Value

Software—(Continued)
Darktrace PLC
1st Lien Term Loan, 7.570%, 3M TSFR + 3.250%, 10/09/31	2,940,640	$2,945,004
Dayforce, Inc.
2025 Term Loan B, 6.308%, 3M TSFR + 2.000%, 03/01/31	1,159,820	1,164,169
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 11.163%, 1M TSFR + 7.000%, 02/19/29	1,927,036	1,756,011
Evertec Group LLC
2023 Term Loan B, 6.413%, 1M TSFR + 2.250%, 10/30/30	1,971,000	1,975,928
Modena Buyer LLC
Term Loan, 8.808%, 3M TSFR + 4.500%, 07/01/31	3,108,988	3,073,041
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.502%, 3M TSFR + 3.500%, 12/17/27	1,484,305	1,464,824
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.252%, 3M TSFR + 3.250%, 10/26/30	347,368	348,743
Red Planet Borrower LLC
2025 Term Loan B, 8.163%, 1M TSFR + 4.000%, 09/08/32	8,750,000	8,531,250
SolarWinds Holdings, Inc.
2025 Term Loan, 8.026%, 3M TSFR + 4.000%, 04/16/32	4,817,589	4,739,303
SS&C Technologies, Inc.
2024 Term Loan B8, 6.163%, 1M TSFR + 2.000%, 05/09/31	2,467,234	2,476,165
X.AI Corp.
Fixed Term Loan, 12.500%, 06/28/30	4,857,825	5,047,790
Term Loan, 11.122%, 6M TSFR + 7.250%, 06/28/30	6,393,975	6,202,156
		49,957,983
Sovereign — 0.1%
Republic of Tanzania
2024 Term Loan, 9.584%, 6M TSFR + 5.450%, 04/30/31 (g)	2,700,000	2,686,500
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.723%, 1M TSFR + 3.500%, 10/30/31	4,139,200	4,149,548
Total Floating Rate Loans (Cost $244,733,254)		242,033,454

Agency Sponsored Mortgage-Backed Securities—10.1%
Agency Collateralized Mortgage Obligations — 3.4%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (d)	4,068,625	3,928,231
4.250%, 05/25/60 (144A) (d)	4,710,000	4,523,319
Federal Home Loan Mortgage Corp. STACR REMICS Trust
7.356%, SOFR30A + 3.000%, 12/25/50 (144A) (d)	8,290,000	8,856,877
7.406%, SOFR30A + 3.050%, 01/25/34 (144A) (d)	4,750,000	5,037,992
8.106%, SOFR30A + 3.750%, 02/25/42 (144A) (d)	2,717,000	2,807,856
9.106%, SOFR30A + 4.750%, 02/25/42 (144A) (d)	1,090,000	1,135,300
BHFTII-265

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.106%, SOFR30A + 5.750%, 09/25/42 (144A) (d)	3,780,000	$4,105,827
14.106%, SOFR30A + 9.750%, 04/25/42 (144A) (d)	1,165,184	1,291,540
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.856%, SOFR30A + 2.500%, 10/25/43 (144A) (d)	1,810,000	1,857,203
6.856%, SOFR30A + 2.500%, 02/25/44 (144A) (d)	1,100,000	1,118,563
7.056%, SOFR30A + 2.700%, 01/25/44 (144A) (d)	4,650,000	4,760,011
7.456%, SOFR30A + 3.100%, 10/25/41 (144A) (d)	7,990,000	8,140,752
7.871%, SOFR30A + 3.514%, 10/25/39 (144A) (d)	8,951,767	9,110,456
8.256%, SOFR30A + 3.900%, 07/25/43 (144A) (d)	1,470,000	1,546,264
8.571%, SOFR30A + 4.214%, 07/25/39 (144A) (d)	2,642,677	2,693,718
11.356%, SOFR30A + 7.000%, 04/25/42 (144A) (d)	3,470,000	3,725,224
Federal National Mortgage Association REMICS
4.821%, SOFR30A + 0.464%, 05/25/34 (d)	23,122	22,997
		64,662,130
Agency Mortgage-Backed Securities — 6.7%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	631,926	534,094
1.500%, 07/01/41	501,672	423,689
3.000%, 06/01/35	1,835,432	1,749,799
4.000%, 07/01/49	2,686,554	2,582,443
4.500%, 02/01/47	1,118,979	1,108,317
4.500%, 10/01/52	727,740	709,152
5.000%, 09/01/52	3,277,250	3,266,152
6.000%, 09/01/53	4,295,739	4,418,924
6.000%, 02/01/55	380,871	390,254
6.500%, 05/01/53	649,748	681,353
7.000%, 03/01/39	22,692	23,903
Federal National Mortgage Association
2.000%, 08/01/41	3,499,262	3,041,715
2.000%, 08/01/51	2,081,279	1,710,685
2.000%, 10/01/51	6,959,740	5,703,425
2.500%, 07/01/41	1,902,777	1,695,679
2.500%, 09/01/51	198,335	171,964
2.500%, 10/01/51	1,089,110	935,833
2.500%, 03/01/52	2,361,587	2,025,540
3.000%, 06/01/51	11,799,863	10,456,066
3.500%, 08/01/45	4,300,534	4,042,973
4.500%, 04/01/48	847,717	837,184
4.500%, 04/01/49	34,585	34,084
4.500%, 10/01/49	18,632	18,382
4.500%, 08/01/58	59,284	57,521
5.500%, 09/01/53	4,295,664	4,348,222
7.000%, 07/01/30	112	117
7.000%, 07/01/31	652	681
7.000%, 09/01/31	436	455
7.000%, 10/01/31	457	477
7.000%, 11/01/31	9,060	9,459
7.000%, 01/01/32	3,275	3,419
7.500%, 01/01/30	63	65
7.500%, 02/01/30	130	130
7.500%, 06/01/30	14	14
7.500%, 08/01/30	32	32
7.500%, 11/01/30	4,845	4,896
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
7.500%, 02/01/31	52	$52
8.000%, 07/01/30	91	95
8.000%, 09/01/30	207	211
FREMF Mortgage Trust
10.755%, SOFR30A + 6.400%, 07/25/31 (144A) (d)	1,781,868	1,713,501
Government National Mortgage Association
2.000%, 10/20/50	1,189,533	983,815
2.000%, 02/20/51	710,962	582,498
2.500%, 03/20/51	2,261,165	1,948,331
2.500%, 05/20/51	244,465	209,055
3.500%, 12/20/50	2,093,596	1,925,688
4.000%, 10/20/52	1,529,739	1,451,503
4.500%, 11/20/50	780,141	771,283
4.500%, 12/20/50	135,311	133,260
4.500%, 04/20/53	1,184,861	1,154,718
5.000%, 09/20/52	1,890,590	1,891,949
5.000%, 09/20/53	1,296,226	1,291,750
5.500%, 01/15/34	10,559	10,890
5.500%, 03/20/34	1,744	1,798
5.500%, 04/15/34	3,779	3,844
5.500%, 07/15/34	18,109	18,707
5.500%, 10/15/34	17,316	17,861
5.500%, 04/20/53	1,986,210	2,013,205
5.750%, 10/15/38	20,995	22,042
6.000%, 05/20/32	2,028	2,110
6.000%, 02/15/33	399	410
6.000%, 03/15/33	1,217	1,251
6.000%, 06/15/33	778	819
6.000%, 07/15/33	1,122	1,158
6.000%, 09/15/33	524	532
6.000%, 10/15/33	747	782
6.000%, 11/20/33	2,897	3,009
6.500%, 02/15/32	137	142
6.500%, 03/15/32	115	118
6.500%, 11/15/32	296	308
Government National Mortgage Association REMICS
Zero Coupon, 04/16/52 (d) (h)	1,420,602	14
0.498%, 07/16/58 (d) (h)	649,131	15,474
Government National Mortgage Association, TBA
3.000%, TBA (m)	2,600,000	2,320,698
3.500%, TBA (m)	800,000	729,293
4.000%, TBA (m)	900,000	846,089
4.500%, TBA (m)	2,800,000	2,714,885
5.000%, TBA (m)	2,400,000	2,387,086
Multifamily Connecticut Avenue Securities Trust
7.721%, SOFR30A + 3.364%, 10/25/49 (144A) (d)	2,155,257	2,187,975
8.221%, SOFR30A + 3.864%, 03/25/50 (144A) (d)	3,405,400	3,464,291
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (m)	15,100,000	12,719,328
3.000%, TBA (m)	2,100,000	1,844,223
3.500%, TBA (m)	8,700,000	7,947,634
4.000%, TBA (m)	10,000,000	9,423,625
4.500%, TBA (m)	3,600,000	3,491,488
5.000%, TBA (m)	4,200,000	4,243,259
BHFTII-266

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Uniform Mortgage-Backed Security, TBA
5.500%, TBA (m)	3,300,000	$3,327,185
		124,806,340
Total Agency Sponsored Mortgage-Backed Securities (Cost $194,056,865)		189,468,470

Asset-Backed Securities—9.5%
Asset-Backed - Automobile — 0.4%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,638,629
Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
4.442%, 1M TSFR + 0.284%, 07/25/47 (d)	5,762,398	4,339,268
Asset-Backed - Manufactured Housing — 0.4%
Conseco Finance Corp.
7.020%, 05/01/31 (d)	15,120,042	3,969,882
7.700%, 05/01/31 (d)	6,801,599	1,929,827
Origen Manufactured Housing Contract Trust
6.605%, 04/15/37 (d)	146,581	136,193
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (d)	343,354	327,436
		6,363,338
Asset-Backed - Other — 8.0%
1988 CLO 5 Ltd.
7.618%, 3M TSFR + 3.300%, 07/15/37 (144A) (d)	1,200,000	1,204,544
720 East CLO VII Ltd.
9.031%, 3M TSFR + 4.750%, 04/20/37 (144A) (d)	2,010,000	1,987,958
AGL CLO 17 Ltd.
8.976%, 3M TSFR + 4.650%, 01/21/35 (144A) (d)	2,570,000	2,499,060
AGL CLO 44 Ltd.
8.703%, 3M TSFR + 4.750%, 10/22/37 (144A) (d)	3,630,000	3,594,353
AIMCO CLO
6.832%, 3M TSFR + 2.600%, 10/17/38 (144A) (d)	3,500,000	3,507,161
AMMC CLO 27 Ltd.
7.026%, 3M TSFR + 2.700%, 01/20/37 (144A) (d)	1,580,000	1,581,601
AMMC CLO 30 Ltd.
8.818%, 3M TSFR + 4.500%, 01/15/37 (144A) (d)	1,800,000	1,820,673
Apex Credit CLO LLC
7.983%, 3M TSFR + 3.750%, 10/20/34 (144A) (d)	2,375,000	2,374,969
APL Finance DAC
7.861%, 07/21/31 (144A)	1,200,000	1,221,701
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A)	2,000,000	2,034,804
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	892,280	280,054
Black Diamond CLO Ltd.
5.969%, 3M TSFR + 1.650%, 10/25/37 (144A) (d)	5,000,000	5,014,730
8.219%, 3M TSFR + 3.900%, 11/22/34 (144A) (d)	3,720,000	3,732,083
Blueberry Park CLO Ltd.
7.226%, 3M TSFR + 2.900%, 10/20/37 (144A) (d)	2,640,000	2,662,715
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Captree Park CLO Ltd.
7.576%, 3M TSFR + 3.250%, 07/20/37 (144A) (d)	2,220,000	$2,237,429
Carlyle Global Market Strategies CLO Ltd.
5.523%, 3M TSFR + 1.312%, 05/15/31 (144A) (d)	561,144	561,086
7.537%, 3M TSFR + 3.212%, 07/20/31 (144A) (d)	1,500,000	1,503,602
CarVal CLO XI C Ltd.
7.326%, 3M TSFR + 3.000%, 10/20/37 (144A) (d)	3,820,000	3,849,254
CIFC Funding Ltd.
8.026%, 3M TSFR + 3.700%, 04/20/37 (144A) (d)	1,340,000	1,349,676
Columbia Cent CLO 35 Ltd.
7.822%, 3M TSFR + 3.500%, 07/25/36 (144A) (d)	2,400,000	2,396,414
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	1,887,149	1,751,482
Flatiron CLO 28 Ltd.
8.853%, 3M TSFR + 4.600%, 07/15/36 (144A) (d)	1,540,000	1,538,152
Fortress Credit BSL XII Ltd.
11.709%, 3M TSFR + 7.392%, 10/15/34 (144A) (d)	2,000,000	1,926,144
Galaxy XXVI CLO Ltd.
7.154%, 3M TSFR + 2.950%, 11/22/31 (144A) (d)	1,795,000	1,801,672
Golub Capital Partners CLO 53B Ltd.
9.026%, 3M TSFR + 4.700%, 07/20/34 (144A) (d)	2,500,000	2,463,265
Greystone CRE Notes HC-4 LLC
6.390%, 1M TSFR + 2.240%, 10/15/42 (144A) (d)	4,800,000	4,788,000
Greywolf CLO IV Ltd.
7.780%, 3M TSFR + 3.500%, 04/17/34 (144A) (d)	1,860,000	1,859,942
HalseyPoint CLO 3 Ltd.
5.790%, 3M TSFR + 1.480%, 07/30/37 (144A) (d)	2,110,000	2,120,048
Hayfin U.S. XV Ltd.
8.574%, 3M TSFR + 4.260%, 04/28/37 (144A) (d)	2,970,000	2,998,717
Jamestown CLO IX Ltd.
7.506%, 3M TSFR + 3.250%, 07/25/34 (144A) (d)	2,660,000	2,673,300
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	651,642	647,622
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	1,001,430
Madison Park Funding XXIV Ltd.
7.276%, 3M TSFR + 2.950%, 10/20/29 (144A) (d)	2,460,000	2,462,723
Magnetite XXII Ltd.
7.218%, 3M TSFR + 2.900%, 07/15/36 (144A) (d)	1,830,000	1,831,147
Magnetite XXXII Ltd.
8.782%, 3M TSFR + 4.600%, 10/15/37 (144A) (d)	3,980,000	3,981,560
MF1 LLC
5.456%, 1M TSFR + 1.320%, 02/18/40 (144A) (d)	3,860,000	3,854,994
6.877%, 1M TSFR + 2.741%, 02/18/40 (144A) (d)	1,410,000	1,399,840
7.626%, 1M TSFR + 3.490%, 02/18/40 (144A) (d)	1,340,000	1,330,420
Mountain View CLO XIX Ltd.
7.228%, 3M TSFR + 3.400%, 10/17/38 (144A) (d)	2,610,000	2,615,212
Mountain View CLO XVI Ltd.
8.508%, 3M TSFR + 4.190%, 04/15/34 (144A) (d)	3,700,000	3,699,186
New Mountain CLO 5 Ltd.
7.476%, 3M TSFR + 3.150%, 07/20/36 (144A) (d)	2,690,000	2,692,591
Ocean Trails CLO X
5.618%, 3M TSFR + 1.300%, 10/15/34 (144A) (d)	5,500,000	5,502,915
12.149%, 3M TSFR + 7.832%, 10/15/34 (144A) (d)	4,000,000	3,944,912
Octagon Investment Partners 47 Ltd.
10.332%, 3M TSFR + 6.000%, 01/22/38 (144A) (d)	2,680,000	2,690,192
BHFTII-267

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Funding 11 Ltd.
7.176%, 3M TSFR + 2.850%, 07/19/37 (144A) (d)	3,150,000	$3,175,345
OHA Credit Funding 19 Ltd.
7.226%, 3M TSFR + 2.900%, 07/20/37 (144A) (d)	1,000,000	995,644
Palmer Square CLO Ltd.
7.276%, 3M TSFR + 2.950%, 07/20/37 (144A) (d)	4,460,000	4,498,771
Palmer Square Loan Funding Ltd.
7.318%, 3M TSFR + 3.000%, 04/15/31 (144A) (d)	3,230,000	3,240,724
9.218%, 3M TSFR + 4.900%, 10/15/32 (144A) (d)	2,250,000	2,241,412
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,245,172	1,223,772
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,500,000	1,533,562
RR 18 Ltd.
9.141%, 3M TSFR + 4.900%, 07/15/40 (144A) (d)	3,913,000	3,916,823
Structured Asset Securities Corp. Mortgage Loan Trust
4.492%, 1M TSFR + 0.334%, 02/25/36 (144A) (d)	2,523,960	45,158
Symphony CLO XIX Ltd.
5.539%, 3M TSFR + 1.222%, 04/16/31 (144A) (d)	1,185,644	1,186,232
TCI-Symphony CLO Ltd.
7.682%, 3M TSFR + 3.362%, 10/13/32 (144A) (d)	1,720,000	1,719,488
11.332%, 3M TSFR + 7.012%, 10/13/32 (144A) (d)	6,440,000	6,153,967
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	2,884,072	2,834,134
Trinitas CLO XXVII Ltd.
8.629%, 3M TSFR + 4.300%, 04/18/37 (144A) (d)	3,660,000	3,695,140
Valley Stream Park CLO Ltd.
7.026%, 3M TSFR + 2.700%, 01/20/37 (144A) (d)	2,425,000	2,426,656
Warwick Capital CLO 3 Ltd.
8.826%, 3M TSFR + 4.500%, 04/20/37 (144A) (d)	2,000,000	2,012,998
Whitebox CLO V Ltd.
7.104%, 3M TSFR + 2.850%, 07/20/38 (144A) (d)	2,680,000	2,700,111
		150,589,270
Asset-Backed - Student Loan — 0.5%
Bayview Opportunity Master Fund VII LLC
6.583%, SOFR30A + 2.250%, 07/27/48 (144A) (d)	4,320,000	4,320,000
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,308,100	2,336,229
National Collegiate Student Loan Trust
4.562%, 1M TSFR + 0.404%, 01/25/33 (d)	1,038,650	1,021,044
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,927,033
		9,604,306
Total Asset-Backed Securities (Cost $181,024,167)		178,534,811

Foreign Government—5.0%
Regional Government — 0.9%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (e)	21,633,821	12,601,701
Provincia de Cordoba
9.750%, 07/02/32 (144A)	5,233,000	4,997,515
		17,599,216
Security Description	Principal Amount*	Value

Sovereign — 4.1%
Angola Government International Bonds
8.750%, 04/14/32 (144A) (a)	1,520,000	$1,449,665
9.125%, 11/26/49	1,710,000	1,434,365
Bahamas Government International Bonds
8.250%, 06/24/36 (144A)	3,000,000	3,238,680
Brazil Government International Bonds
6.000%, 04/07/26 (a)	2,770,000	2,789,113
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/26 (BRL)	4,784,000	867,882
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,343,787
Dominican Republic International Bonds
4.500%, 01/30/30	900,000	880,515
4.875%, 09/23/32	4,020,000	3,836,286
5.500%, 02/22/29 (144A)	2,100,000	2,140,425
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,770,000	2,810,331
Egypt Government International Bonds
5.875%, 02/16/31	510,000	473,233
7.053%, 01/15/32	1,940,000	1,866,998
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,286,200
9.650%, 11/21/54 (144A)	2,370,000	2,559,600
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,436,250
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	22,720	21,925
5.000%, 07/03/29 (144A) (e)	646,140	628,251
5.000%, 07/03/35 (144A) (e)	929,160	781,965
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,499,917
8.250%, 01/30/37 (144A)	1,720,000	1,793,718
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,470,903
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,441,261
7.750%, 01/15/28 (144A)	3,150,000	3,287,609
Mexico Government International Bonds
6.000%, 05/07/36 (a)	4,330,000	4,424,610
Mozambique International Bonds
9.000%, 09/15/31 (e)	1,240,000	1,103,624
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,565,173
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,220,000	1,072,089
9.750%, 02/16/31 (144A)	4,740,000	5,058,472
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,514,532
Romania Government International Bonds
7.500%, 02/10/37 (144A) (a)	2,190,000	2,350,392
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	1,097,321
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (e)	163,672	153,033
3.350%, 03/15/33 (144A) (e)	321,040	274,232
3.600%, 06/15/35 (144A) (e)	216,776	158,017
BHFTII-268

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Short-Term Investments—1.2%
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Sri Lanka Government International Bonds
3.600%, 05/15/36 (144A) (e)	150,447	$132,769
3.600%, 02/15/38 (144A) (e)	301,021	267,547
4.000%, 04/15/28 (144A)	152,952	146,145
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (e)	23,994	12,596
Zero Coupon, 02/01/34 (e)	612,820	254,117
Zero Coupon, 02/01/36 (e)	431,563	209,343
3.000%, 02/01/35 (e)	517,876	251,103
4.500%, 02/01/34 (e)	600,436	338,020
4.500%, 02/01/35 (e)	1,050,764	580,119
4.500%, 02/01/36 (e)	1,350,982	735,273
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (n)	9,313,696	237,719
		76,275,125
Total Foreign Government (Cost $89,908,260)		93,874,341

Convertible Preferred Stocks—0.4%
Banks — 0.4%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	6,128,250

Common Stocks—0.0%
Automobile Components — 0.0%
Lear Corp.	399	40,143
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	1,128
Media — 0.0%
Cengage Learning, Inc. (o)	10,995	258,383
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A † (f) (g) (o)	13,995	27,990
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc. † (a) (o)	82,316	31,280
Total Common Stocks (Cost $2,273,819)		358,924

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (o) (Cost $0)	1,746,000	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $22,399,598; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $22,845,883	22,397,732	$22,397,732
Total Short-Term Investments (Cost $22,397,732)		22,397,732

Securities Lending Reinvestments (p)—15.2%
Short-Term Investment Funds—0.4%
Allspring Government Money Market Fund, Select Class 4.070% (q)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (q)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (q)	5,000,000	5,000,000
		7,000,000

Certificates of Deposit—2.6%
Bank of America NA
4.560%, SOFR + 0.400%, 03/31/26 (d)	2,000,000	2,001,810
Bank of Montreal
4.520%, SOFR + 0.390%, 05/05/26 (d)	2,000,000	2,000,770
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (d)	2,000,000	1,999,979
Barclays Bank PLC
4.360%, SOFR + 0.200%, 10/01/25 (d)	2,000,000	1,999,998
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (d)	3,000,000	3,002,901
Credit Agricole Corp. and Investment Bank
4.410%, SOFR + 0.280%, 11/03/25 (d)	2,000,000	2,000,016
Mitsubishi UFJ Trust & Banking Corp.
4.350%, SOFR + 0.220%, 03/17/26 (d)	1,000,000	1,000,021
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (d)	1,500,000	1,500,127
4.450%, SOFR + 0.290%, 11/13/25 (d)	2,000,000	2,000,266
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (d)	1,000,000	999,805
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (d)	2,000,000	2,000,170
4.380%, SOFR + 0.220%, 12/15/25 (d)	2,000,000	2,000,262
Royal Bank of Canada
4.510%, SOFR + 0.380%, 05/01/26 (d)	2,000,000	2,001,354
Skandinaviska Enskilda Banken AB
4.080%, 10/06/25	5,000,000	4,999,985
4.360%, SOFR + 0.200%, 12/08/25 (d)	2,000,000	1,999,994
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (d)	3,000,000	3,000,165
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (d)	2,000,000	2,000,348
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (d)	2,000,000	2,000,202
4.480%, SOFR + 0.350%, 10/14/25 (d)	3,000,000	3,000,201
Sumitomo Mitsui Trust Bank Ltd.
4.480%, 10/24/25	2,000,000	2,000,580
BHFTII-269

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	$2,000,240
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (d)	2,000,000	2,000,554
4.610%, SOFR + 0.450%, 04/23/26 (d)	2,000,000	2,002,308
		49,512,056
Commercial Paper—1.0%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	6,000,000	5,997,918
Ionic Funding LLC
4.130%, 10/02/25	3,000,000	2,999,277
Old Line Funding LLC
4.300%, SOFR + 0.140%, 12/08/25 (d)	2,000,000	1,999,806
4.310%, SOFR + 0.150%, 10/06/25 (d)	5,000,000	4,999,995
Salisbury Receivables Co. LLC
4.150%, 12/11/25	2,000,000	1,983,212
4.180%, 12/08/25	2,000,000	1,983,900
		19,964,108
Repurchase Agreements—9.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $20,002,333; collateralized by various Common Stock with an aggregate market value of $22,246,715	20,000,000	20,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $12,001,407; collateralized by various Common Stock with an aggregate market value of $13,348,029	12,000,000	12,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $7,000,830; collateralized by various Common Stock with an aggregate market value of $7,786,350	7,000,000	7,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $10,001,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $10,200,005	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $10,239,178; collateralized by various Common Stock with an aggregate market value of $11,000,003	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $4,600,530; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $4,692,001	4,600,000	$4,600,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,443,027; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 6.125%, maturity dates ranging from 11/15/27 - 08/15/53, and an aggregate market value of $2,491,598	2,442,743	2,442,743
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,282	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $5,000,594; collateralized by various Common Stock with an aggregate market value of $5,575,471	5,000,000	5,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $38,031,772; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $42,263,139	38,000,000	38,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $45,037,888; collateralized by various Common Stock with an aggregate market value of $50,181,263	45,000,000	45,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $4,900,557; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $4,998,001	4,900,000	4,900,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $6,000,710; collateralized by various Common Stock with an aggregate market value of $6,674,652	6,000,000	6,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,000,582; collateralized by various Common Stock with an aggregate market value of $5,500,640	5,000,000	5,000,000
		173,942,743
Time Deposits—1.9%
Banco Santander SA
4.090%, 10/01/25	5,000,000	5,000,000
DNB Bank ASA
4.040%, 10/01/25	10,000,000	10,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	5,000,000	5,000,000
BHFTII-270

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (p)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Skandinaviska (NY)
4.060%, 10/01/25	5,000,000	$5,000,000
Svenska (NY)
4.060%, 10/01/25	10,000,000	10,000,000
		35,000,000
Total Securities Lending Reinvestments (Cost $285,408,897)		285,418,907
Total Purchased Options—0.0% (r) (Cost $29,058)		10
Total Investments—117.6% (Cost $2,215,300,555)		2,204,307,805
Unfunded Loan Commitments—0.0% (Cost $(529,727))		(529,727)
Net Investments—117.6% (Cost $2,214,770,828)		2,203,778,078
Other assets and liabilities (net)—(17.6)%		(329,021,291)
Net Assets—100.0%		$1,874,756,787

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $37,571,669, which is 2.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $311,040,519 and the collateral received consisted of cash in the amount of $285,397,368 and non-cash collateral with a value of $37,592,807. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(l)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(m)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(n)	Principal amount of security is adjusted for inflation.
(o)	Non-income producing security.
(p)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(q)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$1,219,277,110, which is 65.0% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	USD	931,574	$960,686	$0
American News Co. LLC, 8.500%, 09/01/26	09/03/24	USD	4	4	4
Ascent CNR Corp. - Class A	04/18/16		13,995	27,991	27,990
Knight Health Holdings LLC, 9.528%, 12/23/28	12/17/21	USD	1,387,980	1,340,995	461,503
Mcclatchy Media Co. LLC, 11.000%, 12/01/31	12/11/24-09/03/25	USD	30,922,093	29,618,153	34,555,439
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	USD	8,475,000	8,571,525	85
Spirit Aviation Holdings, Inc.	09/02/20-04/01/25		82,316	1,829,186	31,280
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.000%, 03/12/30	09/02/20-07/24/25	USD	5,897,542	7,096,332	2,495,368
					$37,571,669
BHFTII-271

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	22,220,780	JPMC	10/16/25	USD	14,500,170	$206,352
BRL	3,315,028	GSBU	10/02/25	USD	623,290	(428)
BRL	38,330,000	JPMC	10/02/25	USD	7,206,784	(4,942)
BRL	41,645,028	JPMC	10/02/25	USD	7,828,013	(3,309)
CNH	9,319,278	BNP	10/16/25	USD	1,312,191	(4,193)
CNH	19,190,000	BNP	10/16/25	USD	2,684,768	8,626
CNH	14,700,000	BNP	10/16/25	USD	2,050,356	12,847
CNH	20,230,000	BNP	10/16/25	USD	2,821,587	17,775
EUR	9,843,712	JPMC	10/16/25	USD	11,633,584	(66,696)
EUR	610,000	JPMC	10/16/25	USD	706,381	10,402
EUR	1,770,000	JPMC	10/16/25	USD	2,041,551	38,294
EUR	2,700,000	JPMC	10/16/25	USD	3,131,095	41,549
EUR	1,620,000	JPMC	10/16/25	USD	1,860,108	43,479
GBP	1,750,000	GSBU	10/16/25	USD	2,334,050	19,712
GBP	1,790,000	GSBU	10/16/25	USD	2,384,794	22,768
JPY	2,034,062,926	GSBU	10/16/25	USD	14,013,861	(239,185)

Contracts to Deliver
AUD	2,050,435	JPMC	10/16/25	USD	1,342,304	(14,749)
AUD	2,824,103	JPMC	10/16/25	USD	1,863,255	(5,839)
AUD	3,220,000	JPMC	10/16/25	USD	2,145,612	14,499
AUD	2,826,002	JPMC	10/16/25	USD	1,886,307	15,956
BRL	3,315,028	GSBU	10/02/25	USD	623,693	831
BRL	38,330,000	JPMC	10/02/25	USD	7,004,240	(197,602)
BRL	41,645,028	JPMC	10/02/25	USD	7,830,073	5,370
BRL	41,645,028	JPMC	11/04/25	USD	7,767,711	5,736
CAD	4,302,957	CBNA	10/16/25	USD	3,171,201	77,102
CNH	52,141,517	BOA	10/16/25	USD	7,322,527	4,256
EUR	1,520,000	GSBU	10/16/25	USD	1,789,786	3,705
EUR	1,740,000	JPMC	10/16/25	USD	2,024,824	(19,769)
EUR	3,327,905	JPMC	10/16/25	USD	3,904,841	(5,626)
EUR	1,656,382	JPMC	10/16/25	USD	1,949,902	3,564
EUR	1,520,000	JPMC	10/16/25	USD	1,800,339	14,257
EUR	1,653,370	JPMC	10/16/25	USD	1,960,210	17,412
GBP	24,110,102	GSBU	10/16/25	USD	32,924,032	495,779
INR	1,798,940,000	CBNA	10/16/25	USD	20,882,819	637,310
JPY	93,001,331	GSBU	10/16/25	USD	633,744	3,939
JPY	200,893,156	GSBU	10/16/25	USD	1,373,274	12,826
JPY	347,230,000	GSBU	10/16/25	USD	2,368,682	17,240
MXN	38,726,179	MSCS	10/16/25	USD	2,050,355	(61,145)
Net Unrealized Appreciation						$1,128,103
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	191	AUD	21,650,165	$(77,447)
Euro-Bund Futures	12/08/25	81	EUR	10,414,170	58,847
U.K. Long Gilt Bond Futures	12/29/25	81	GBP	7,358,040	47,782
U.S. Treasury Long Bond Futures	12/19/25	858	USD	100,037,438	2,021,687
BHFTII-272

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/25	2,003	USD	417,422,071	$490,741
U.S. Treasury Note 5 Year Futures	12/31/25	1,665	USD	181,810,196	63,414
U.S. Treasury Note 10 Year Futures	12/19/25	1,153	USD	129,712,500	568,712
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	125	USD	14,384,766	150,174
U.S. Treasury Ultra Long Bond Futures	12/19/25	254	USD	30,495,875	762,416

Futures Contracts—Short
3 Month SOFR Futures	03/16/27	(160)	USD	(38,762,000)	(20,336)
Net Unrealized Appreciation					$4,065,990
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNY Put	CNY	7.223	10/27/25	BNP	10,020,000	USD	10,020,000	$29,058	$10	$(29,048)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$1,062,967	$—	$1,062,967
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	1,676,308	—	1,676,308
Receive	12M SOFR	Annually	3.490%	Annually	05/31/32	USD	52,604,000	(56,848)	250,859	(307,707)
Totals								$2,682,427	$250,859	$2,431,568
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(2,991,161)	$—	$(2,991,161)
Pay	1-Day CDI	Maturity	11.030%	Maturity	01/02/26	BOA	BRL	268,936,000	(1,401,176)	—	(1,401,176)
Totals									$(4,392,337)	$—	$(4,392,337)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S45.V1	(5.000%)	Quarterly	12/20/30	3.208%	USD	17,446,600	$(1,345,796)	$(1,331,598)	$(14,198)
BHFTII-273

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International 4.750%, due 10/15/28	(5.000%)	Quarterly	06/20/30	1.780%	USD	2,756,000	$(373,565)	$(351,038)	$(22,527)
Transocean, Inc. 8.000%, due 02/01/27	(1.000%)	Quarterly	06/20/29	3.669%	USD	1,720,000	151,355	163,472	(12,117)
Totals							$(222,210)	$(187,566)	$(34,644)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Airlines Group, Inc. 6.500%, due 07/01/25	5.000%	Quarterly	12/20/29	5.550%	USD	3,300,000	$(63,310)	$126,868	$(190,178)
Caesars Entertainment, Inc. 4.625%, due 10/15/29	5.000%	Quarterly	06/20/30	2.469%	USD	2,756,000	289,625	286,940	2,685
Nabors Industries, Inc. 9.125%, due 01/31/30	1.000%	Quarterly	06/20/29	4.375%	USD	1,720,000	(187,857)	(233,304)	45,447
Totals							$38,458	$180,504	$(142,046)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Maturity	10/03/25	JPMC	WAM EM Frontier Custom Basket Index	USD	12,640,000	$532,027	$—	$532,027

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$7,824,588	$—	$7,824,588
Aerospace/Defense	—	9,137,603	—	9,137,603
Agriculture	—	1,665,823	—	1,665,823
Airlines	—	18,446,740	—	18,446,740
Auto Manufacturers	—	14,730,143	—	14,730,143
BHFTII-274

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Auto Parts & Equipment	$—	$20,194,600	$—	$20,194,600
Banks	—	66,744,102	—	66,744,102
Beverages	—	1,728,571	—	1,728,571
Building Materials	—	6,943,099	—	6,943,099
Chemicals	—	7,200,311	—	7,200,311
Commercial Services	—	43,546,976	—	43,546,976
Computers	—	322,472	—	322,472
Distribution/Wholesale	—	4	—	4
Diversified Financial Services	—	64,316,057	—	64,316,057
Electric	—	45,274,915	—	45,274,915
Energy-Alternate Sources	—	706,033	—	706,033
Engineering & Construction	—	26,303,475	—	26,303,475
Entertainment	—	22,763,624	—	22,763,624
Environmental Control	—	9,569,368	—	9,569,368
Food	—	4,576,689	—	4,576,689
Food Service	—	6,326,356	—	6,326,356
Forest Products & Paper	—	1,965,166	—	1,965,166
Gas	—	11,937,311	—	11,937,311
Healthcare-Products	—	5,401,885	—	5,401,885
Healthcare-Services	—	28,989,281	—	28,989,281
Holding Companies-Diversified	—	1,902,422	—	1,902,422
Home Builders	—	4,931,690	—	4,931,690
Insurance	—	5,685,195	—	5,685,195
Internet	—	5,991,942	—	5,991,942
IT Services	—	3,300,500	—	3,300,500
Leisure Time	—	34,802,618	—	34,802,618
Lodging	—	15,758,664	—	15,758,664
Machinery-Diversified	—	6,829,857	—	6,829,857
Media	—	44,810,859	—	44,810,859
Metal Fabricate/Hardware	—	7,730,326	—	7,730,326
Mining	—	30,101,745	0	30,101,745
Miscellaneous Manufacturing	—	3,042,202	—	3,042,202
Multi-National	—	19,949,922	—	19,949,922
Oil & Gas	—	114,056,825	—	114,056,825
Oil & Gas Services	—	2,460,000	—	2,460,000
Packaging & Containers	—	4,755,131	—	4,755,131
Pharmaceuticals	—	18,608,096	—	18,608,096
Pipelines	—	64,081,585	—	64,081,585
Real Estate	—	4,895,310	—	4,895,310
Real Estate Investment Trusts	—	24,640,912	—	24,640,912
Retail	—	21,192,572	—	21,192,572
Semiconductors	—	947,732	—	947,732
Software	—	10,433,405	—	10,433,405
Telecommunications	—	34,820,833	—	34,820,833
Transportation	—	8,519,806	—	8,519,806
Total Corporate Bonds & Notes	—	920,865,341	0	920,865,341
Total Non-Agency Mortgage-Backed Securities*	—	265,227,565	—	265,227,565
Floating Rate Loans
Advertising	—	2,703,472	—	2,703,472
Apparel	—	2,898,318	—	2,898,318
Auto Parts & Equipment	—	3,911,796	—	3,911,796
Beverages	—	4,881,089	—	4,881,089
Building Materials	—	2,039,750	—	2,039,750
Chemicals	—	3,265,517	—	3,265,517
Commercial Services	—	15,325,494	—	15,325,494
Computers	—	8,024,086	—	8,024,086
Distribution/Wholesale	—	988,528	—	988,528
Diversified Financial Services	—	21,843,242	—	21,843,242
Electric	—	2,227,847	—	2,227,847
Engineering & Construction	—	658,840	—	658,840
Entertainment	—	24,309,273	—	24,309,273
Environmental Control	—	8,892,389	—	8,892,389
Hand/Machine Tools	—	2,990,470	—	2,990,470
Healthcare-Products	—	3,625,777	—	3,625,777
BHFTII-275

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Healthcare-Services	$—	$18,266,233	$—	$18,266,233
Holding Companies-Diversified (Less Unfunded Loan Commitments of $463,750)	—	2,688,027	—	2,688,027
Home Furnishings	—	1,318,525	—	1,318,525
Insurance	—	15,483,617	—	15,483,617
Investment Companies	—	4,516,357	—	4,516,357
Leisure Time	—	5,457,900	—	5,457,900
Media	—	3,704,165	—	3,704,165
Packaging & Containers (Less Unfunded Loan Commitments of $65,977)	—	3,880,984	—	3,880,984
Pharmaceuticals	—	3,009,968	—	3,009,968
Real Estate Investment Trusts	—	5,142,962	—	5,142,962
Retail	—	12,655,070	—	12,655,070
Software	—	49,957,983	—	49,957,983
Sovereign	—	—	2,686,500	2,686,500
Telecommunications	—	4,149,548	—	4,149,548
Total Floating Rate Loans (Less Unfunded Loan Commitments of $529,727)	—	238,817,227	2,686,500	241,503,727
Total Agency Sponsored Mortgage-Backed Securities*	—	189,468,470	—	189,468,470
Total Asset-Backed Securities*	—	178,534,811	—	178,534,811
Total Foreign Government*	—	93,874,341	—	93,874,341
Total Convertible Preferred Stocks*	6,128,250	—	—	6,128,250
Common Stocks
Automobile Components	40,143	—	—	40,143
Chemicals	1,128	—	—	1,128
Media	—	258,383	—	258,383
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	31,280	—	—	31,280
Total Common Stocks	72,551	258,383	27,990	358,924
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	22,397,732	—	22,397,732
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Certificates of Deposit	—	49,512,056	—	49,512,056
Commercial Paper	—	19,964,108	—	19,964,108
Repurchase Agreements	—	173,942,743	—	173,942,743
Time Deposits	—	35,000,000	—	35,000,000
Total Securities Lending Reinvestments	7,000,000	278,418,907	—	285,418,907
Total Purchased Options at Value*	—	10	—	10
Total Net Investments	$13,200,801	$2,187,862,787	$2,714,490	$2,203,778,078
Collateral for Securities Loaned (Liability)	$—	$(285,397,368)	$—	$(285,397,368)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,751,586	$—	$1,751,586
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(623,483)	—	(623,483)
Total Forward Contracts	$—	$1,128,103	$—	$1,128,103
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,163,773	$—	$—	$4,163,773
Futures Contracts (Unrealized Depreciation)	(97,783)	—	—	(97,783)
Total Futures Contracts	$4,065,990	$—	$—	$4,065,990
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,787,407	$—	$2,787,407
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(546,727)	—	(546,727)
Total Centrally Cleared Swap Contracts	$—	$2,240,680	$—	$2,240,680
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$532,027	$—	$532,027
OTC Swap Contracts at Value (Liabilities)	—	(4,392,337)	—	(4,392,337)
Total OTC Swap Contracts	$—	$(3,860,310)	$—	$(3,860,310)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTII-276

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—55.7% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 32.1%
Federal Farm Credit Banks Funding Corp.
0.460%, 11/03/25	10,000,000	$9,966,682
0.590%, 02/17/26	7,900,000	7,797,619
1.050%, 11/17/25	10,000,000	9,960,368
1.240%, 09/03/30	8,000,000	7,042,675
1.680%, 09/17/35	1,195,000	924,674
2.600%, 04/05/27	10,000,000	9,842,473
2.700%, 10/26/27	10,000,000	9,802,780
3.750%, 07/03/28	10,000,000	10,026,804
4.750%, 05/02/31	8,000,000	8,361,902
5.480%, 06/27/42	3,000,000	2,994,080
Federal Home Loan Banks
1.000%, 03/23/26	9,979,125	9,845,777
1.020%, 02/24/27	9,990,000	9,635,825
1.250%, 10/26/26	15,000,000	14,622,061
2.010%, 02/17/27	20,000,000	19,556,528
2.250%, 03/04/36	15,000,000	12,073,764
4.000%, 03/10/27	2,500,000	2,511,880
4.125%, 01/15/27 (a)	4,000,000	4,025,793
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,348,593
Zero Coupon, 12/17/29	5,562,000	4,740,590
Zero Coupon, 09/15/36	10,000,000	5,992,665
Zero Coupon, 12/15/36	24,765,000	14,679,858
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,869,488
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,807,989
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	25,109,644
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 01/15/26	14,517,000	14,345,815
Zero Coupon, 07/15/26	4,230,000	4,101,887
Zero Coupon, 04/15/28	10,000,000	9,092,141
Zero Coupon, 07/15/29	14,000,000	12,092,320
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	43,132,530
Zero Coupon, 04/15/30	69,000,000	57,733,942
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	15,056,021
4.875%, 05/15/35 (a)	20,000,000	20,721,642
U.S. International Development Finance Corp.
1.110%, 05/15/29	7,500,000	7,070,268
3.540%, 06/15/30	5,588,554	5,502,001
		406,389,079
U.S. Treasury — 23.6%
U.S. Treasury Inflation-Indexed Notes
0.125%, 01/15/30 (b)	4,017,760	3,835,394
1.875%, 07/15/34 (b)	10,294,700	10,444,094
2.125%, 01/15/35 (b)	9,212,310	9,483,578
U.S. Treasury Notes
3.750%, 05/15/28	25,000,000	25,080,078
4.125%, 08/31/30	31,900,000	32,434,574
4.250%, 01/31/26	80,000,000	80,056,250
4.250%, 05/15/35	18,000,000	18,165,938
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.500%, 05/15/27	60,000,000	$60,782,813
4.625%, 05/31/31	56,500,000	58,812,969
		299,095,688
Total U.S. Treasury & Government Agencies (Cost $715,526,560)		705,484,767

Agency Sponsored Mortgage-Backed Securities—39.5%
Agency Collateralized Mortgage Obligations — 4.2%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (c)	1,466,400	196,982
2.000%, 02/25/51 (c)	3,240,123	425,661
2.000%, 03/25/51 (c)	6,304,059	829,322
2.500%, 05/25/50 (c)	612,272	97,814
2.500%, 01/25/51 (c)	20,250,734	3,413,350
2.500%, 04/25/51 (c)	1,428,331	218,360
2.500%, 10/25/51 (c)	2,656,931	403,026
2.500%, 12/25/51 (c)	4,002,227	516,329
3.000%, 01/25/50 (c)	1,118,894	185,206
3.000%, 11/25/50 (c)	1,040,273	171,759
3.000%, 07/25/51 (c)	1,211,250	237,742
3.000%, 11/25/51 (c)	1,256,071	178,670
3.500%, 04/25/52 (c)	1,270,038	220,107
4.000%, 11/25/49 (c)	506,505	84,441
4.000%, 02/25/50 (c)	909,433	193,278
4.500%, 04/15/32	71,867	72,239
4.500%, 10/25/49 (c)	837,500	184,075
4.500%, 06/25/50 (c)	2,616,803	589,436
4.500%, 12/25/50 (c)	1,635,763	358,586
4.500%, 11/25/51 (c)	1,270,770	277,144
5.656%, SOFR30A + 1.300%, 12/25/54 (d)	1,328,714	1,333,557
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.606%, SOFR30A + 1.250%, 05/25/44 (144A) (d)	705,571	709,093
5.656%, SOFR30A + 1.300%, 02/25/42 (144A) (d)	85,440	85,440
5.856%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	1,943,066	1,948,235
6.456%, SOFR30A + 2.100%, 10/25/33 (144A) (d)	782,896	797,779
6.656%, SOFR30A + 2.300%, 08/25/33 (144A) (d)	1,163,017	1,186,766
6.756%, SOFR30A + 2.400%, 02/25/42 (144A) (d)	3,420,000	3,481,397
7.706%, SOFR30A + 3.350%, 05/25/42 (144A) (d)	620,000	643,442
Federal Home Loan Mortgage Corp. STRIPS
4.000%, 11/15/52 (c)	440,701	108,132
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.156%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	1,950,000	1,965,912
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	2,187,811	280,339
2.000%, 10/25/52 (c)	4,775,732	619,943
3.500%, 11/25/41 (c)	474,355	69,708
4.000%, 04/25/42 (c)	680,724	122,693
4.500%, 11/25/39 (c)	377,056	64,287
4.500%, 10/25/53 (c)	2,624,767	587,504
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (e)	75,595	69,091
1.680%, -1x SOFR30A + 6.036%, 03/25/42 (c) (d)	1,229,677	61,899
BHFTII-277

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
1.680%, -1x SOFR30A + 6.036%, 12/25/42 (c) (d)	194,582	$23,923
2.000%, 10/25/50 (c)	4,349,188	561,147
2.080%, -1x SOFR30A + 6.436%, 10/25/41 (c) (d)	977,217	83,751
2.180%, -1x SOFR30A + 6.536%, 03/25/42 (c) (d)	297,340	16,341
2.500%, 10/25/47 (c)	725,520	106,538
2.500%, 12/25/47 (c)	758,900	107,341
2.500%, 04/25/48 (c)	746,414	110,583
2.500%, 08/25/50 (c)	9,576,709	1,614,240
2.500%, 09/25/50 (c)	636,534	107,341
2.500%, 12/25/50 (c)	692,176	96,446
2.500%, 02/25/51 (c)	1,899,212	287,944
2.500%, 09/25/51 (c)	780,592	84,456
2.500%, 10/25/51 (c)	8,729,847	1,253,928
3.000%, 08/25/50 (c)	1,247,197	202,438
3.000%, 02/25/51 (c)	583,089	99,658
3.000%, 10/25/51 (c)	2,887,660	513,831
3.500%, 10/25/48	27,346	25,485
3.500%, 09/25/50 (c)	1,653,127	263,658
3.500%, 03/25/51 (c)	479,594	105,445
4.000%, 07/25/50 (c)	437,850	87,323
4.000%, 11/25/51 (c)	901,279	190,076
5.500%, 07/25/41	2,167,437	2,246,164
5.500%, 04/25/42	467,887	483,045
6.000%, 05/25/42	282,631	297,360
6.500%, 06/25/39	4,112	4,218
6.500%, 07/25/42	546,863	580,302
Federal National Mortgage Association REMICS Trust
4.947%, 01/25/43 (d)	84,314	82,657
Government National Mortgage Association REMICS
0.761%, -1x SOFR30A + 5.150%, 07/20/55 (c) (d)	7,972,869	367,112
1.411%, -1x SOFR30A + 5.800%, 05/20/55 (c) (d)	12,034,418	1,096,910
1.461%, -1x SOFR30A + 5.850%, 08/20/55 (c) (d)	7,692,286	715,981
1.491%, -1x SOFR30A + 5.880%, 06/20/55 (c) (d)	10,649,518	1,011,891
1.561%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	9,876,243	956,215
1.661%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	929,049	93,350
1.839%, -1x 1M TSFR + 5.986%, 08/16/42 (c) (d)	276,202	29,800
2.000%, 01/20/52	140,215	116,974
2.230%, -1x SOFR30A + 6.570%, 09/20/55 (c) (d)	8,800,000	906,025
2.500%, 06/20/51 (c)	939,382	84,569
3.000%, 07/20/49	451,529	408,384
3.000%, 09/20/50 (c)	1,353,330	195,310
3.000%, 07/20/51 (c)	784,853	106,027
3.500%, 11/20/49 (c)	663,820	127,694
4.000%, 08/20/47 (c)	1,604,048	279,497
4.000%, 08/20/48	34,997	33,513
4.500%, 10/20/47 (c)	1,161,065	216,508
4.846%, 1M TSFR + 0.494%, 12/20/60 (d)	2,304,062	2,300,269
4.866%, 1M TSFR + 0.514%, 12/20/60 (d)	528,266	527,773
4.866%, 1M TSFR + 0.514%, 08/20/70 (d)	19,017	18,989
4.896%, 1M TSFR + 0.544%, 10/20/64 (d)	1,150,666	1,149,772
4.916%, 1M TSFR + 0.564%, 07/20/70 (d)	3,288,628	3,241,793
4.946%, 1M TSFR + 0.594%, 03/20/61 (d)	337,356	337,404
4.966%, 1M TSFR + 0.614%, 12/20/60 (d)	3,830,798	3,831,115
4.966%, 1M TSFR + 0.614%, 07/20/70 (d)	333,007	329,827
5.183%, 12M TSFR + 0.965%, 10/20/68 (d)	1,001,383	1,008,757
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
5.616%, 1M TSFR + 1.264%, 05/20/70 (d)	957,816	$972,120
5.716%, 1M TSFR + 1.364%, 04/20/70 (d)	56,606	57,400
		53,145,362
Agency Mortgage-Backed Securities — 35.3%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,300,058	2,789,160
1.500%, 07/01/41	2,436,691	2,057,917
1.500%, 10/01/41	587,906	495,600
1.500%, 11/01/41	74,438	62,727
2.000%, 09/01/40	310,345	269,422
2.000%, 10/01/40	1,924,622	1,678,865
2.000%, 03/01/41	3,034,369	2,622,975
2.000%, 06/01/41	204,333	177,743
2.000%, 07/01/41	1,943,483	1,691,786
2.000%, 08/01/41	1,403,342	1,218,398
2.000%, 09/01/41	539,995	469,726
2.000%, 11/01/41	1,168,064	1,012,429
2.000%, 12/01/41	2,794,388	2,417,152
2.000%, 01/01/42	2,113,810	1,828,212
2.000%, 02/01/42	375,389	324,437
2.000%, 04/01/42	77,167	66,645
2.000%, 05/01/42	441,444	381,800
2.000%, 08/01/42	2,175,845	1,879,160
2.000%, 06/01/50	7,907,548	6,444,849
2.000%, 11/01/50	728,680	596,979
2.000%, 02/01/51	1,866,145	1,525,993
2.000%, 03/01/51	1,967,057	1,611,180
2.000%, 04/01/51	1,594,844	1,309,994
2.000%, 05/01/51	3,073,001	2,510,706
2.000%, 06/01/51	2,374,177	1,939,539
2.000%, 11/01/51	437,703	358,892
2.000%, 02/01/52	78,863	64,648
2.500%, 04/01/41	122,113	109,405
2.500%, 04/01/42	1,223,212	1,086,750
2.500%, 10/01/50	926,254	798,549
2.500%, 11/01/50	3,000,295	2,583,100
2.500%, 12/01/50	3,343,752	2,874,108
2.500%, 01/01/51	31,915	27,342
2.500%, 03/01/51	183,082	157,550
2.500%, 05/01/51	133,847	116,106
2.500%, 07/01/51	3,879,571	3,314,652
2.500%, 08/01/51	2,529,636	2,168,164
2.500%, 09/01/51	1,263,541	1,083,799
2.500%, 11/01/51	721,863	621,584
2.500%, 01/01/52	11,523,320	9,890,109
2.500%, 02/01/52	1,006,128	861,945
2.500%, 03/01/52	537,765	461,069
3.000%, 09/01/32	111,057	108,239
3.000%, 04/01/38	271,147	256,817
3.000%, 10/01/46	210,756	190,550
3.000%, 04/01/47	385,900	349,176
3.000%, 09/01/48	859,293	778,214
3.000%, 09/01/49	2,644,130	2,371,889
3.000%, 11/01/49	574,567	515,383
BHFTII-278

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 01/01/50	38,931	$34,931
3.000%, 03/01/50	50,168	45,058
3.000%, 05/01/50	147,299	132,611
3.000%, 03/01/52	462,266	410,007
3.000%, 04/01/52	683,752	606,919
3.000%, 08/01/52	5,217,941	4,664,298
3.005%, 1Y RFUCCT + 1.627%, 11/01/48 (d)	2,509,098	2,452,365
3.104%, 1Y RFUCCT + 1.621%, 02/01/50 (d)	1,227,267	1,237,142
3.113%, 5Y H15 + 1.287%, 03/01/47 (d)	189,801	187,451
3.500%, 04/01/33	997,002	984,566
3.500%, 01/01/38	1,407,644	1,357,340
3.500%, 10/01/42	321,564	303,516
3.500%, 02/01/44	123,136	116,223
3.500%, 06/01/46	196,284	184,349
3.500%, 03/01/47	155,761	145,636
3.500%, 07/01/47	3,229,044	3,006,942
3.500%, 04/01/52	1,357,142	1,253,357
4.000%, 04/01/43	445,627	433,926
4.000%, 07/01/43	1,116,379	1,085,918
4.000%, 08/01/43	996,792	970,134
4.000%, 07/01/50	343,344	330,771
4.369%, 1Y RFUCCT + 1.620%, 11/01/47 (d)	626,675	640,881
4.500%, 06/01/38	318,060	317,977
4.500%, 04/01/47	216,302	212,815
4.500%, 05/01/47	233,325	230,709
4.500%, 06/01/47	294,790	292,447
4.500%, 04/01/49	181,193	179,087
4.500%, 06/01/52	3,379,446	3,304,470
4.500%, 05/01/53	1,186,635	1,172,902
4.500%, 07/01/53	3,739,941	3,698,512
5.000%, 08/01/33	5,677	5,720
5.000%, 06/01/41	803,207	817,329
5.000%, 04/01/44	15,771	15,995
5.000%, 07/01/52	1,486,045	1,480,877
5.000%, 09/01/52	234,089	233,297
5.000%, 10/01/52	3,135,320	3,145,952
5.000%, 12/01/52	297,514	295,883
5.000%, 01/01/53	873,806	873,473
5.000%, 03/01/53	478,990	479,594
5.000%, 04/01/53	661,964	660,780
5.000%, 05/01/53	1,011,410	1,013,547
5.500%, 04/01/53	761,619	770,976
5.500%, 07/01/53	321,665	326,192
5.500%, 08/01/53	2,554,516	2,592,277
5.500%, 09/01/53	433,482	440,267
5.500%, 11/01/53	2,211,353	2,239,293
5.500%, 04/01/54	352,099	359,512
6.000%, 07/01/41	156,835	165,229
6.000%, 07/01/53	155,902	161,347
6.000%, 09/01/53	802,679	829,273
6.000%, 04/01/54	1,772,059	1,823,301
6.000%, 05/01/54	907,905	935,379
6.000%, 06/01/54	857,245	877,530
6.000%, 07/01/54	622,587	643,373
6.000%, 02/01/55	476,088	487,818
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 09/01/39	63,385	$66,657
6.500%, 07/01/53	154,292	162,333
8.000%, 09/01/30	424	443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.501%, 12/25/28 (c) (d)	60,673,381	648,908
0.635%, 01/25/34 (c) (d)	51,926,458	1,492,153
0.651%, 01/25/29 (c) (d)	82,724,688	1,286,344
0.816%, 09/25/27 (c) (d)	16,266,252	192,874
0.931%, 11/25/30 (c) (d)	31,439,600	1,093,862
0.961%, 11/25/30 (c) (d)	75,619,416	2,782,053
Federal National Mortgage Association
1.500%, 04/01/41	345,239	291,473
1.500%, 11/01/41	3,040,865	2,562,489
1.500%, 03/01/42	1,309,266	1,097,209
2.000%, 08/01/40	55,217	48,417
2.000%, 10/01/40	1,580,113	1,371,154
2.000%, 11/01/41	3,357,087	2,885,330
2.000%, 12/01/41	436,205	377,273
2.000%, 02/01/42	3,026,111	2,615,368
2.000%, 04/01/42	1,082,269	934,695
2.000%, 05/01/42	1,609,162	1,388,226
2.000%, 06/01/42	3,179,653	2,748,069
2.000%, 08/01/42	1,266,429	1,095,186
2.000%, 06/01/50	4,673,386	3,808,925
2.000%, 08/01/50	105,251	86,078
2.000%, 09/01/50	53,119	43,488
2.000%, 01/01/51	5,063,042	4,149,071
2.000%, 02/01/51	1,319,555	1,079,782
2.000%, 03/01/51	4,996,390	4,094,511
2.000%, 04/01/51	639,973	524,504
2.000%, 08/01/51	832,196	677,339
2.000%, 10/01/51	1,657,081	1,357,958
2.000%, 02/01/52	830,832	680,954
2.000%, 03/01/52	2,203,834	1,808,591
2.500%, 10/01/40	2,310,268	2,085,621
2.500%, 03/01/41	375,950	338,207
2.500%, 04/01/41	653,614	588,718
2.500%, 05/01/41	1,503,743	1,351,787
2.500%, 03/01/42	2,429,822	2,170,004
2.500%, 04/01/42	226,601	199,627
2.500%, 05/01/42	152,900	137,160
2.500%, 06/01/50	353,794	302,363
2.500%, 10/01/50	1,299,258	1,100,856
2.500%, 11/01/50	346,289	297,111
2.500%, 12/01/50	119,600	102,544
2.500%, 01/01/51	260,695	223,486
2.500%, 02/01/51	154,231	132,348
2.500%, 03/01/51	312,236	268,413
2.500%, 04/01/51	500,230	430,456
2.500%, 05/01/51	1,366,600	1,152,561
2.500%, 06/01/51	2,150,075	1,846,799
2.500%, 07/01/51	2,070,971	1,781,947
2.500%, 08/01/51	681,699	585,521
2.500%, 09/01/51	1,870,825	1,608,441
BHFTII-279

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 10/01/51	2,742,669	$2,350,081
2.500%, 11/01/51	1,191,187	1,024,341
2.500%, 12/01/51	5,540,285	4,748,425
2.500%, 01/01/52	2,947,325	2,518,570
2.500%, 02/01/52	2,519,893	2,159,210
2.500%, 03/01/52	2,444,084	2,094,517
2.500%, 04/01/52	309,230	264,484
2.500%, 09/01/61	4,307,658	3,512,909
3.000%, 07/01/35	301,533	286,437
3.000%, 04/01/36	357,934	340,453
3.000%, 08/01/36	4,043,342	3,837,366
3.000%, 10/01/36	1,618,087	1,534,023
3.000%, 12/01/36	1,342,674	1,272,112
3.000%, 12/01/37	305,030	287,411
3.000%, 06/01/38	406,832	385,614
3.000%, 09/01/42	844,414	777,445
3.000%, 06/01/43	135,788	124,376
3.000%, 07/01/43	328,324	300,764
3.000%, 10/01/43	305,387	279,688
3.000%, 01/01/45	274,831	251,924
3.000%, 08/01/46	296,352	268,000
3.000%, 09/01/46	215,877	195,135
3.000%, 02/01/47	64,906	59,641
3.000%, 08/01/47	32,124	29,131
3.000%, 11/01/48	2,956,855	2,673,505
3.000%, 01/01/50	76,885	69,218
3.000%, 02/01/50	8,796,395	7,948,816
3.000%, 03/01/50	4,651,088	4,176,727
3.000%, 08/01/50	281,888	251,256
3.000%, 11/01/50	387,184	346,214
3.000%, 06/01/51	297,439	267,104
3.000%, 08/01/51	1,484,611	1,332,163
3.000%, 09/01/51	260,960	232,345
3.000%, 11/01/51	334,068	298,596
3.000%, 12/01/51	548,306	489,362
3.000%, 01/01/52	1,188,538	1,062,932
3.000%, 03/01/52	3,397,658	3,043,456
3.000%, 05/01/52	244,409	215,164
3.000%, 06/01/52	5,045,647	4,489,905
3.500%, 12/01/34	87,161	84,809
3.500%, 01/01/35	58,776	57,191
3.500%, 02/01/37	109,894	106,187
3.500%, 03/01/37	68,647	66,638
3.500%, 12/01/37	116,821	112,020
3.500%, 08/01/39	113,416	109,428
3.500%, 02/01/40	458,027	439,591
3.500%, 06/01/42	1,917,523	1,821,354
3.500%, 08/01/42	2,096,555	1,978,899
3.500%, 09/01/42	154,038	145,393
3.500%, 10/01/42	1,104,875	1,042,869
3.500%, 12/01/42	121,530	114,710
3.500%, 03/01/43	774,399	733,405
3.500%, 12/01/46	1,280,062	1,205,814
3.500%, 03/01/47	110,044	102,770
3.500%, 11/01/48	323,309	303,396
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 06/01/49	8,005,776	$7,467,113
3.500%, 03/01/50	123,020	114,061
3.500%, 01/01/52	640,407	593,857
3.500%, 03/01/52	1,080,553	999,845
3.500%, 05/01/52	2,584,136	2,396,660
4.000%, 02/01/40	261,216	256,640
4.000%, 06/01/42	1,620,226	1,578,826
4.000%, 07/01/42	529,197	514,854
4.000%, 10/01/42	597,220	581,582
4.000%, 11/01/42	399,143	388,692
4.000%, 05/01/43	4,294,224	4,178,290
4.000%, 07/01/43	15,020	14,627
4.000%, 08/01/43	368,310	358,459
4.000%, 10/01/43	2,262,032	2,197,662
4.000%, 05/01/48	2,679,527	2,575,179
4.000%, 10/01/48	179,152	171,367
4.230%, 10/01/32	100,000	99,453
4.500%, 11/01/31	113,151	113,897
4.500%, 12/01/31	150,040	150,905
4.500%, 10/01/44	424,349	424,363
4.500%, 01/01/45	31,931	31,845
4.500%, 06/01/47	134,839	133,310
4.500%, 07/01/47	483,011	477,015
4.500%, 08/01/47	37,537	37,248
4.500%, 06/01/48	169,248	167,744
4.500%, 07/01/48	365,849	361,307
4.500%, 08/01/48	605,815	598,169
4.500%, 11/01/48	307,029	303,091
4.500%, 02/01/49	130,787	128,948
4.500%, 08/01/49	135,900	134,212
4.500%, 09/01/49	1,628,472	1,607,925
4.500%, 11/01/49	475,420	471,675
4.500%, 04/01/50	89,917	87,714
4.500%, 07/01/52	1,106,729	1,086,732
4.500%, 09/01/53	1,014,869	1,007,638
4.500%, 08/01/58	622,483	603,970
4.500%, 01/01/59	1,307,837	1,265,300
5.000%, 01/01/39	2,436	2,497
5.000%, 12/01/39	3,858	3,951
5.000%, 05/01/40	12,170	12,463
5.000%, 07/01/40	8,551	8,757
5.000%, 11/01/40	211,010	216,097
5.000%, 01/01/41	13,390	13,498
5.000%, 02/01/41	15,930	16,293
5.000%, 04/01/41	21,712	22,182
5.000%, 05/01/41	495,353	507,299
5.000%, 06/01/41	38,761	39,568
5.000%, 12/01/47	956,402	980,592
5.000%, 06/01/52	359,371	360,540
5.000%, 07/01/52	1,078,656	1,088,017
5.000%, 10/01/52	509,607	507,887
5.000%, 11/01/52	535,552	534,594
5.000%, 01/01/53	408,669	406,146
5.000%, 02/01/53	79,982	79,716
5.000%, 06/01/53	685,123	687,113
BHFTII-280

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 07/01/53	634,927	$640,976
5.500%, 08/01/52	136,309	137,834
5.500%, 10/01/52	146,526	148,422
5.500%, 11/01/52	1,652,400	1,678,764
5.500%, 07/01/53	1,149,819	1,172,005
5.500%, 08/01/53	897,870	911,707
5.500%, 06/01/54	356,946	362,399
6.000%, 07/01/41	134,277	141,494
6.000%, 12/01/52	1,009,029	1,035,947
6.000%, 03/01/53	657,308	677,793
6.000%, 06/01/53	4,589,407	4,741,715
6.000%, 07/01/53	218,574	227,153
6.000%, 11/01/53	506,067	522,263
6.000%, 03/01/54	1,715,299	1,762,933
6.000%, 05/01/54	1,333,069	1,363,180
6.500%, 03/01/26	46	48
6.500%, 04/01/29	10,336	10,793
6.500%, 05/01/32	1,906	1,959
6.500%, 03/01/54	361,969	376,236
6.500%, 04/01/54	1,892,180	1,966,040
7.000%, 11/01/37	11,164	11,655
7.000%, 12/01/37	5,188	5,453
7.000%, 02/01/38	1,991	2,078
7.000%, 11/01/38	23,845	25,049
8.000%, 05/01/28	128	129
8.000%, 07/01/32	497	510
Government National Mortgage Association
2.000%, 08/20/50	105,822	87,619
2.000%, 02/20/51	6,843,709	5,576,341
2.000%, 03/20/51	2,810,773	2,287,224
2.000%, 04/20/51	1,597,581	1,281,192
2.500%, 10/20/49	311,017	269,445
2.500%, 04/20/51	3,386,161	2,917,669
2.500%, 06/20/51	70,767	60,560
2.500%, 08/20/51	68,714	58,910
2.500%, 10/20/51	281,810	241,444
2.500%, 12/20/51	144,534	123,802
2.500%, 08/20/52	4,348,930	3,763,278
3.000%, 09/15/42	245,743	225,180
3.000%, 10/15/42	1,304,775	1,193,326
3.000%, 11/15/42	479,656	433,182
3.000%, 11/20/46	133,220	120,710
3.000%, 09/20/47	42,136	38,155
3.000%, 11/20/47	89,185	80,616
3.000%, 12/20/47	565,912	511,450
3.000%, 01/20/50	531,028	467,057
3.000%, 06/20/51	916,141	808,888
3.000%, 11/20/51	646,841	570,800
3.000%, 01/20/52	85,913	75,876
3.000%, 02/20/52	2,072,673	1,844,604
3.000%, 03/20/52	1,493,294	1,318,513
3.000%, 04/20/52	1,781,944	1,573,169
3.500%, 06/20/44	508,322	475,180
3.500%, 03/20/45	40,041	37,378
3.500%, 01/20/46	106,298	98,996
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 03/20/46	559,772	$519,934
3.500%, 04/20/46	294,279	274,001
3.500%, 05/20/46	136,395	126,982
3.500%, 06/20/46	233,883	217,646
3.500%, 07/20/46	141,212	130,521
3.500%, 09/20/46	12,907	12,006
3.500%, 05/20/47	1,869,928	1,736,210
3.500%, 02/20/48	831,646	758,683
3.500%, 06/15/48	1,594,807	1,493,341
3.500%, 09/20/48	351,483	325,858
3.500%, 02/20/49	11,148	10,318
3.500%, 10/20/49	81,428	74,278
3.500%, 01/20/50	735,861	658,994
3.500%, 02/20/50	128,442	117,168
3.500%, 05/15/50	264,166	241,954
3.500%, 07/20/50	137,895	126,832
3.500%, 02/20/52	1,256,329	1,152,066
3.500%, 03/20/52	420,839	377,634
3.500%, 06/20/52	372,610	335,275
4.000%, 09/20/45	98,782	94,571
4.000%, 11/20/45	2,226,499	2,119,601
4.000%, 08/20/46	1,526,180	1,463,479
4.000%, 06/20/47	666,308	637,483
4.000%, 07/20/47	112,514	107,646
4.000%, 11/20/47	319,796	305,960
4.000%, 12/20/47	125,019	119,610
4.000%, 02/20/48	126,000	120,547
4.000%, 03/20/48	896,033	857,255
4.000%, 04/20/48	109,120	104,128
4.000%, 05/20/48	91,022	87,289
4.000%, 08/20/48	1,245,989	1,190,408
4.000%, 09/20/48	345,507	330,553
4.000%, 03/20/49	190,152	181,493
4.000%, 04/20/49	164,729	158,262
4.000%, 11/20/49	55,944	53,108
4.000%, 01/20/50	89,509	83,316
4.000%, 02/20/50	79,305	75,287
4.000%, 03/15/50	25,372	24,082
4.000%, 03/20/50	56,852	53,971
4.000%, 04/20/50	322,686	304,792
4.000%, 06/20/52	547,253	516,791
4.500%, 01/20/40	151,776	152,675
4.500%, 05/20/40	189,973	191,098
4.500%, 09/20/40	4,156	4,178
4.500%, 01/20/41	35,273	35,482
4.500%, 07/20/41	236,435	237,836
4.500%, 08/20/47	224,440	222,302
4.500%, 04/20/48	323,220	319,564
4.500%, 05/20/48	600,381	593,176
4.500%, 06/20/48	595,009	588,603
4.500%, 07/20/48	44,651	44,146
4.500%, 08/20/48	1,509,323	1,493,108
4.500%, 09/20/48	131,050	129,561
4.500%, 10/20/48	315,344	311,566
4.500%, 12/20/48	145,228	143,399
BHFTII-281

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 01/20/49	1,225,487	$1,210,054
4.500%, 02/20/49	449,579	445,282
4.500%, 03/20/49	1,162,441	1,151,332
4.500%, 04/20/49	146,131	144,742
4.500%, 02/20/50	197,605	194,874
4.500%, 03/20/50	126,081	124,144
4.500%, 12/20/50	190,668	187,777
4.500%, 08/20/52	796,947	775,564
4.500%, 09/20/52	980,745	955,028
5.000%, 07/20/40	148,086	151,919
5.000%, 05/20/48	97,324	98,649
5.000%, 10/20/48	515,044	522,720
5.000%, 11/20/48	277,819	281,432
5.000%, 03/20/49	60,623	61,374
5.000%, 04/20/49	52,133	52,886
5.000%, 09/20/49	87,315	88,504
5.000%, 11/20/49	133,009	134,820
5.000%, 12/20/49	87,218	88,406
5.000%, 01/20/50	230,577	233,712
5.000%, 04/20/50	51,750	52,454
5.000%, 09/20/52	387,603	388,331
5.000%, 01/20/53	690,920	692,663
5.000%, 08/20/53	2,111,457	2,113,198
5.500%, 06/15/36	103,921	108,468
5.500%, 11/20/52	1,288,900	1,301,936
5.500%, 02/20/53	1,316,258	1,330,116
5.500%, 03/20/53	2,060,807	2,087,597
5.500%, 04/20/53	2,574,716	2,609,710
5.500%, 05/20/53	878,953	892,551
5.500%, 07/20/53	578,644	588,239
5.500%, 08/20/53	3,168,799	3,213,515
6.000%, 03/15/33	253,669	259,601
6.000%, 11/20/34	390	408
6.000%, 06/20/35	609	638
6.000%, 07/20/36	30,580	32,430
6.000%, 09/20/36	1,472	1,543
6.000%, 07/20/38	89,316	95,499
6.000%, 09/20/38	217,575	232,432
6.000%, 06/20/39	1,111	1,167
6.000%, 05/20/40	17,022	17,835
6.000%, 06/20/40	52,898	55,520
6.000%, 08/20/40	29,819	31,282
6.000%, 09/20/40	75,415	79,252
6.000%, 10/20/40	31,051	32,534
6.000%, 11/20/40	56,855	58,851
6.000%, 01/20/41	35,576	37,026
6.000%, 03/20/41	207,384	217,505
6.000%, 07/20/41	50,513	52,924
6.000%, 12/20/41	26,930	28,300
6.000%, 09/20/53	1,047,400	1,080,811
6.000%, 01/20/54	546,981	564,804
6.000%, 02/20/54	1,181,390	1,220,684
6.500%, 08/15/34	50,647	51,885
6.500%, 10/20/37	85,092	92,636
7.500%, 09/15/29	227	228
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association REMICS
Zero Coupon, 09/16/46 (c) (d)	6,950,774	$70
0.051%, 10/16/54 (c) (d)	9,835,667	8,909
0.163%, 02/16/48 (c) (d)	725,514	2,947
0.193%, 04/16/54 (c) (d)	5,527,997	4,825
0.523%, 11/16/56 (c) (d)	6,919,354	190,109
0.542%, 12/16/58 (c) (d)	6,030,767	168,710
0.588%, 09/16/55 (c) (d)	5,593,123	128,642
0.590%, 10/16/58 (c) (d)	9,834,860	315,301
0.618%, 03/16/60 (c) (d)	1,351,790	51,696
0.640%, 02/16/61 (c) (d)	1,302,947	60,373
0.704%, 12/16/59 (c) (d)	25,345,180	1,088,028
0.816%, 04/16/61 (c) (d)	4,824,388	285,301
0.833%, 02/16/63 (c) (d)	3,191,497	191,290
0.884%, 06/16/62 (c) (d)	3,543,711	221,903
0.965%, 05/16/62 (c) (d)	3,420,046	207,097
0.971%, 06/16/61 (c) (d)	3,144,023	224,684
0.981%, 07/16/63 (c) (d)	2,876,997	200,031
1.000%, 07/16/60	516,873	363,433
1.112%, 01/16/61 (c) (d)	4,318,122	342,561
1.113%, 06/16/61 (c) (d)	2,815,187	230,292
1.144%, 06/16/61 (c) (d)	5,064,188	415,446
1.169%, 04/16/62 (c) (d)	2,958,881	240,227
1.271%, 09/16/60 (c) (d)	2,713,415	241,034
1.331%, 06/16/63 (c) (d)	2,563,605	236,366
1.433%, 06/16/61 (c) (d)	1,985,891	192,399
1.500%, 06/16/63	2,511,443	1,862,206
1.601%, 09/16/63 (c) (d)	3,258,387	381,769
1.615%, 05/16/60 (c) (d)	4,273,475	473,394
Government National Mortgage Association, TBA
3.000%, TBA (f)	1,000,000	892,576
4.500%, TBA (f)	3,100,000	3,005,765
5.000%, TBA (f)	7,100,000	7,061,796
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (f)	5,300,000	4,464,400
3.000%, TBA (f)	4,000,000	3,512,805
3.500%, TBA (f)	600,000	548,113
4.000%, TBA (f)	16,800,000	15,831,689
4.500%, TBA (f)	4,500,000	4,364,360
5.000%, TBA (f)	9,800,000	9,900,937
5.500%, TBA (f)	11,500,000	11,594,737
		446,390,413
Total Agency Sponsored Mortgage-Backed Securities (Cost $532,603,023)		499,535,775

Non-Agency Mortgage-Backed Securities—4.5%
Collateralized Mortgage Obligations — 2.1%
Banc of America Mortgage Trust
5.487%, 07/25/35 (d)	7,110	6,769
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (g)	483,579	490,820
CIM Trust
1.425%, 07/25/61 (144A) (d)	1,639,177	1,482,972
5.000%, 05/25/62 (144A) (d)	2,137,264	2,135,679
BHFTII-282

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
4.650%, 1M TSFR + 0.514%, 07/20/46 (d)	728,564	$623,443
CSMC Trust
0.830%, 03/25/56 (144A) (d)	481,446	397,355
0.938%, 05/25/66 (144A) (d)	814,748	679,725
1.169%, 03/25/56 (144A) (d)	414,462	346,447
1.756%, 10/25/66 (144A) (d)	470,585	415,184
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (d)	950,000	719,078
GCAT Trust
6.500%, 09/25/54 (144A) (d)	409,448	417,905
GMACM Mortgage Loan Trust
3.685%, 11/19/35 (d)	66,126	54,214
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,072,818	1,052,454
4.000%, 05/25/62 (144A) (d)	597,638	554,953
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (d)	328,895	297,036
Legacy Mortgage Asset Trust
5.250%, 07/25/67 (144A) (g)	568,373	568,305
5.750%, 07/25/61 (144A) (g)	723,148	723,087
MASTR Adjustable Rate Mortgages Trust
3.800%, 02/25/34 (d)	89,490	80,280
MASTR Reperforming Loan Trust
3.867%, 05/25/35 (144A) (d)	1,644,409	728,415
Morgan Stanley Mortgage Loan Trust
3.582%, 07/25/35 (d)	43,549	38,892
4.412%, 1M TSFR + 0.254%, 06/25/36 (d)	395,585	70,073
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	1,893,180	1,932,374
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (d)	400,135	354,338
2.750%, 07/25/59 (144A) (d)	769,480	743,093
3.250%, 09/25/56 (144A) (d)	780,777	741,020
4.000%, 02/25/57 (144A) (d)	634,862	618,847
4.000%, 05/25/57 (144A) (d)	1,021,920	984,673
OBX Trust
1.054%, 07/25/61 (144A) (d)	533,284	439,223
5.755%, 02/25/55 (144A) (g)	2,500,605	2,511,712
5.949%, 02/25/63 (144A) (g)	450,997	451,908
PRKCM Trust
1.510%, 08/25/56 (144A) (d)	1,252,568	1,061,562
2.071%, 11/25/56 (144A) (d)	668,675	595,703
6.431%, 05/25/59 (144A) (g)	618,742	628,092
Reperforming Loan Trust REMICS
4.692%, 1M TSFR + 0.534%, 07/25/36 (144A) (d)	107,411	102,032
SACO I Trust
4.119%, 06/25/21 (144A) (d)	1,674	1,297
Structured Asset Mortgage Investments II Trust
4.632%, 1M TSFR + 0.474%, 07/25/46 (d)	65,856	57,030
Structured Asset Securities Corp.
4.425%, 06/25/35 (144A) (d)	35,151	31,933
4.622%, 1M TSFR + 0.464%, 04/25/35 (144A) (d)	982,878	894,619
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (d)	591,637	540,304
3.000%, 04/25/60 (144A) (d)	940,000	740,911
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
6.845%, 04/25/69 (144A) (g)	494,814	$501,552
		25,815,309
Commercial Mortgage-Backed Securities — 2.4%
Bank
2.470%, 09/15/64	2,770,000	2,470,604
2.643%, 04/15/54 (d)	860,000	781,474
3.538%, 11/15/54	1,580,000	1,549,270
Bank5
5.779%, 04/15/56	770,000	788,320
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,832,046
BLP Commercial Mortgage Trust
5.842%, 1M TSFR + 1.692%, 03/15/40 (144A) (d)	4,207,681	4,206,366
BOCA Commercial Mortgage Trust
6.071%, 1M TSFR + 1.921%, 08/15/41 (144A) (d)	2,560,000	2,571,200
BX Trust
5.000%, 1M TSFR + 0.850%, 01/15/39 (144A) (d)	3,000,000	2,997,188
5.066%, 1M TSFR + 0.914%, 02/15/36 (144A) (d)	585,199	584,833
Citigroup Commercial Mortgage Trust
6.015%, 10/12/40 (144A) (d)	1,520,000	1,566,655
Extended Stay America Trust
5.450%, 1M TSFR + 1.300%, 10/15/42 (144A) (d)	1,200,000	1,202,250
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,198,581
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,106,157
MTN Commercial Mortgage Trust
5.557%, 1M TSFR + 1.397%, 03/15/39 (144A) (d)	2,980,000	2,979,069
		30,834,013
Total Non-Agency Mortgage-Backed Securities (Cost $58,134,827)		56,649,322

Foreign Government—3.6%
Sovereign — 3.6%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	3,956,942
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,386,915
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,774,415
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,186,091
Mexico Government International Bonds
5.850%, 07/02/32	12,000,000	12,388,800
Peru Government International Bonds
6.550%, 03/14/37	320,000	355,840
Republic of Poland Government International Bonds
3.250%, 04/06/26 (a)	5,010,000	4,987,164
Total Foreign Government (Cost $46,583,420)		46,036,167

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Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—0.8%
Security Description	Principal Amount*/ Shares	Value

Chemicals — 0.1%
EQUATE Petrochemical Co. KSC
4.250%, 11/03/26 (144A)	1,540,000	$1,534,530
Electric — 0.7%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,064,172
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,109,240
		8,173,412
Total Corporate Bonds & Notes (Cost $9,543,137)		9,707,942

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
4.492%, 1M TSFR + 0.334%, 02/25/36 (144A) (d) (Cost $1,964,481)	4,525,721	80,973

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $1,924,229; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $1,962,614	1,924,069	1,924,069
Total Short-Term Investments (Cost $1,924,069)		1,924,069

Securities Lending Reinvestments (h)—0.7%
Short-Term Investment Funds—0.5%
Allspring Government Money Market Fund, Select Class 4.070% (i)	750,000	750,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (i)	1,200,000	1,200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (i)	750,000	750,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (i)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (i)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (i)	750,000	750,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (i)	200,000	200,000
		5,650,000

Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $204,000	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $200,024; collateralized by various Common Stock with an aggregate market value of $222,467	200,000	$200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $102,000	100,000	100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,174,537; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $1,197,888	1,174,400	1,174,400
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $800,093; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $816,095	800,000	800,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $204,000	200,000	200,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $200,023; collateralized by various Common Stock with an aggregate market value of $220,026	200,000	200,000
		2,874,400
Total Securities Lending Reinvestments (Cost $8,524,400)		8,524,400
Total Investments—104.9% (Cost $1,374,803,917)		1,327,943,415
Other assets and liabilities (net)—(4.9)%		(62,621,243)
Net Assets—100.0%		$1,265,322,172

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $12,558,566 and the collateral received consisted of cash in the amount of $8,524,400 and non-cash collateral with a value of $4,492,643. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Principal amount of security is adjusted for inflation.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and

BHFTII-284

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$57,534,976, which is 4.5% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/25	(20)	USD	(4,167,969)	$(3,160)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$705,484,767	$—	$705,484,767
Total Agency Sponsored Mortgage-Backed Securities*	—	499,535,775	—	499,535,775
Total Non-Agency Mortgage-Backed Securities*	—	56,649,322	—	56,649,322
Total Foreign Government*	—	46,036,167	—	46,036,167
Total Corporate Bonds & Notes*	—	9,707,942	—	9,707,942
Total Asset-Backed Securities*	—	80,973	—	80,973
Total Short-Term Investments*	—	1,924,069	—	1,924,069
Securities Lending Reinvestments
Short-Term Investment Funds	5,650,000	—	—	5,650,000
Repurchase Agreements	—	2,874,400	—	2,874,400
Total Securities Lending Reinvestments	5,650,000	2,874,400	—	8,524,400
Total Investments	$5,650,000	$1,322,293,415	$—	$1,327,943,415
Collateral for Securities Loaned (Liability)	$—	$(8,524,400)	$—	$(8,524,400)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(3,160)	$—	$—	$(3,160)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-285

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTII-286

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTII-287